UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22811

Bridge Builder Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Helge K. Lee, Secretary
Bridge Builder Trust
c/o 12555 Manchester Road
Des Peres, MO 63131
 (Name and address of agent for service)

414-287-3700
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

Bridge Builder Core Bond Fund
Schedule of Investments
September 30, 2018 (Unaudited)

	Principal
	Amount	Value
BONDS & NOTES - 97.99%
Asset-Backed Obligations - 12.02%
ABFC 2005-AQ1 Trust
4.80%, 01/25/2034 (1)	$333,629	$340,473
ABFC 2006-OPT1 Trust
2.37% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 09/25/2036 (2)	3,698,537	3,604,026
Academic Loan Funding Trust 2013-1
3.02% (1 Month LIBOR USD + 0.80%), 12/26/2044 (2)(3)	908,748	905,865
Ajax Mortgage Loan Trust
3.47%, 04/25/2057 (1)(3)	987,996	981,602
Ajax Mortgage Loan Trust 2016-2
4.13%, 10/25/2056 (1)(3)	979,605	975,708
Ajax Mortgage Loan Trust 2016-C
4.00%, 10/25/2057 (1)(3)	2,250,435	2,256,248
Allegro CLO VII Ltd.
3.49% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 06/13/2031 (2)(3)	12,000,000	11,947,500
American Credit Acceptance Receivables Trust 2015-2
4.32%, 05/12/2021 (3)	640,969	642,031
American Credit Acceptance Receivables Trust 2016-4
2.91%, 02/13/2023 (3)	1,412,000	1,409,619
American Credit Acceptance Receivables Trust 2017-2
2.86%, 06/12/2023 (3)	5,996,000	5,975,318
3.69%, 06/12/2023 (3)	3,660,000	3,646,487
American Credit Acceptance Receivables Trust 2018-2
2.94%, 01/10/2022 (3)	5,354,540	5,355,654
American Credit Acceptance Receivables Trust 2018-3
2.92%, 08/12/2021 (3)(12)	8,850,000	8,849,997
3.49%, 06/13/2022 (3)	1,533,000	1,532,886
American Express Credit Account Master Trust
1.93%, 09/15/2022	24,490,000	24,150,488
2.04%, 05/15/2023	14,026,000	13,750,723
2.61% (1 Month LIBOR USD + 0.45%), 09/16/2024 (2)	15,600,000	15,707,562
2.54% (1 Month LIBOR USD + 0.38%), 02/18/2025 (2)	5,700,000	5,724,753
3.01%, 10/15/2025	3,578,000	3,536,804
2.59% (1 Month LIBOR USD + 0.38%), 04/15/2026 (2)	4,112,000	4,112,096
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036 (3)	3,866,368	3,871,116
4.29%, 10/17/2036 (3)	300,000	304,306
6.23%, 10/17/2036 (3)	1,000,000	1,084,550
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036 (3)	600,000	613,887
6.42%, 12/17/2036 (3)	1,000,000	1,096,577
3.47%, 04/17/2052 (3)	2,109,486	2,072,358
5.64%, 04/17/2052 (3)	3,900,000	4,101,253
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2045 (3)	1,832,199	1,825,611
AmeriCredit Automobile Receivables Trust
1.51%, 05/18/2020	443,822	443,475
2.30%, 02/18/2022	1,153,000	1,141,125
2.71%, 08/18/2022	618,000	609,718
3.13%, 01/18/2023	1,387,000	1,367,601
AmeriCredit Automobile Receivables Trust 2016-2
1.60%, 11/09/2020	124,104	123,909
AmeriCredit Automobile Receivables Trust 2016-4
1.83%, 12/08/2021	900,000	888,434
AmeriCredit Automobile Receivables Trust 2017-2
3.42%, 04/18/2023	6,000,000	5,958,380
AmeriCredit Automobile Receivables Trust 2017-3
2.69%, 06/19/2023	3,050,000	2,995,580
AmeriCredit Automobile Receivables Trust 2017-4
1.83%, 05/18/2021	9,131,795	9,097,370
2.36%, 12/19/2022	5,355,000	5,247,140
2.60%, 09/18/2023	6,700,000	6,548,837
AmeriCredit Automobile Receivables Trust 2018-1
2.71%, 07/19/2021	7,562,000	7,554,184
3.50%, 01/18/2024	6,000,000	5,976,634
AmeriCredit Automobile Receivables Trust 2018-2
3.45%, 06/18/2024	7,636,000	7,615,923
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-13
5.08%, 01/25/2034 (1)	1,219	1,502
Amortizing Residential Collateral Trust 2002-BC5
3.25% (1 Month LIBOR USD + 1.04%, 0.69% Floor), 07/25/2032 (2)	2,623,985	2,598,714
Anchor Assets IX LLC
5.13%, 02/15/2020 (3)(12)	7,500,000	7,500,000
Anchorage Capital CLO 2013-1 Ltd.
3.59% (3 Month LIBOR USD + 1.25%), 10/13/2030 (2)(3)	2,500,000	2,504,857
Apidos CLO XXIII
3.16% (3 Month LIBOR USD + 0.82%, 0.82% Floor), 01/15/2027 (2)(3)	10,000,000	9,994,920
Arcadia Receivables Credit Trust 2017-1
3.25%, 06/15/2023 (3)	697,527	697,887
Argent Securities, Inc.
3.36% (1 Month LIBOR USD + 1.14%, 0.57% Floor), 03/25/2034 (2)	3,289,492	3,312,828
3.26% (1 Month LIBOR USD + 1.04%, 0.52% Floor), 04/25/2034 (2)	3,667,317	3,655,521
2.56% (1 Month LIBOR USD + 0.34%, 0.34% Floor), 11/25/2035 (2)	2,532,629	2,530,979
Arivo 2018-1 A FRN
5.17%, 09/15/2019 (12)	3,958,784	3,958,784
Asset Backed Securities Co. Home Equity Loan Trust Series 2003-HE6
2.90% (1 Month LIBOR USD + 0.68%, 0.34% Floor), 11/25/2033 (2)	1,862,969	1,808,098
Asset Backed Securities Co. Home Equity Loan Trust Series AEG 2006-HE1
2.43% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 01/25/2036 (2)	3,646,034	3,631,841
Asset Backed Securities Co. Home Equity Loan Trust Series OOMC 2006-HE3
2.39% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 03/25/2036 (2)	2,016,384	2,004,133
Asset-Backed Pass-Through Certificates Series 2004-R2
3.00% (1 Month LIBOR USD + 0.78%, 0.39% Floor), 04/25/2034 (2)	335,609	337,407
Atlas Senior Loan Fund III Ltd.
3.14% (3 Month LIBOR USD + 0.83%), 11/17/2027 (2)(3)	6,500,000	6,477,347
Atlas Senior Loan Fund Ltd.
3.64% (3 Month LIBOR USD + 1.30%), 01/16/2030 (2)(3)	3,750,000	3,740,182
Atlas Senior Loan Fund V Ltd.
3.60% (3 Month LIBOR USD + 1.26%), 07/16/2029 (2)(3)	4,250,000	4,251,819
Avis Budget Rental Car Funding AESOP LLC
2.46%, 07/20/2020 (3)	10,300,000	10,273,056
2.50%, 07/20/2021 (3)	7,900,000	7,795,292
2.63%, 12/20/2021 (3)	6,600,000	6,501,832
3.70%, 09/20/2024 (3)	6,200,000	6,167,112
AXIS Equipment Finance Receivables IV LLC
2.21%, 11/20/2021 (3)	622,078	618,607
B2R Mortgage Trust 2015-1
2.52%, 05/15/2048 (3)	826,357	815,784
B2R Mortgage Trust 2015-2
3.34%, 11/15/2048 (3)	1,873,350	1,863,796
BA Credit Card Trust
1.95%, 08/15/2022	9,255,000	9,126,860
Bain Capital Credit CLO 2018-1
3.32% (3 Month LIBOR USD + 0.96%), 04/23/2031 (2)(3)	10,000,000	9,902,140
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2047 (1)	200,197	189,955
Bayview Opportunity Master Fund IIIa Trust 2017-RN8
3.35%, 11/28/2032 (1)(3)	1,612,389	1,604,800
Bayview Opportunity Master Fund IVa Trust 2018-RN1
3.28%, 01/28/2033 (1)(3)	1,254,120	1,249,987
Bayview Opportunity Master Fund Trust 2018-RN8
4.07%, 09/28/2033 (1)(3)(12)	1,884,000	1,884,000
BCC Funding XIII LLC
2.20%, 12/20/2021 (3)	828,948	825,170
Bear Stearns Asset Backed Securities I Trust 2004-HE6
3.07% (1 Month LIBOR USD + 0.86%, 0.57% Floor), 08/25/2034 (2)	7,536,175	7,318,009
Bear Stearns Asset Backed Securities I Trust 2004-HE7
3.12% (1 Month LIBOR USD + 0.90%, 0.60% Floor), 08/25/2034 (2)	825,321	825,824
Bear Stearns Asset Backed Securities Trust 2003-2
3.72% (1 Month LIBOR USD + 1.50%, 0.75% Floor, 11.00% Cap), 03/25/2043 (2)	3,940,991	3,893,492
Bear Stearns Asset Backed Securities Trust 2006-SD1
2.59% (1 Month LIBOR USD + 0.37%, 0.37% Floor), 04/25/2036 (2)	16,440	16,225
BlueMountain CLO 2015-1 Ltd.
3.67% (3 Month LIBOR USD + 1.33%), 04/13/2027 (2)(3)	775,000	774,604
BMW Floorplan Master Owner Trust
2.48% (1 Month LIBOR USD + 0.32%), 05/15/2023 (2)(3)	6,407,000	6,415,264
Business Jet Securities LLC 2017-1
4.34%, 02/15/2033 (3)	4,667,027	4,672,972
Business Jet Securities LLC 2018-2
4.45%, 06/15/2033 (3)	7,673,627	7,685,507
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027 (3)	191,677	188,645
Camillo Issuer LLC 2016-SFR1 A
5.00%, 12/05/2023 (12)	5,068,798	5,057,713
Capital Auto Receivables Asset Trust 2017-1
1.76%, 06/22/2020 (3)	3,261,243	3,254,827
Capital Auto Receivables Asset Trust 2018-1
2.79%, 01/20/2022 (3)	9,415,000	9,385,584
Capital One Multi-Asset Execution Trust
2.00%, 01/17/2023	25,889,000	25,538,181
1.99%, 07/17/2023	4,469,000	4,377,935
2.74% (1 Month LIBOR USD + 0.58%), 07/15/2027 (2)	6,734,000	6,790,041
CarFinance Capital Auto Trust 2015-1
1.75%, 06/15/2021 (3)	137,198	137,100
Carlyle 2017-1 Ltd.
3.58% (3 Month LIBOR USD + 1.23%), 04/20/2031 (2)(3)	5,500,000	5,500,517
Carlyle Global Market Strategies CLO 2014-1 Ltd.
3.31% (3 Month LIBOR USD + 0.97%, 0.97% Floor), 04/17/2031 (2)(3)	12,000,000	11,912,412
Carlyle U.S. CLO 2017-2 Ltd.
3.57% (3 Month LIBOR USD + 1.22%), 07/20/2031 (2)(3)	3,000,000	3,000,132
CarMax Auto Owner Trust
1.64%, 09/15/2020	4,087,829	4,074,791
3.27%, 03/15/2024	4,370,000	4,376,061
CarMax Auto Owner Trust 2018-2
3.16%, 07/17/2023	2,635,000	2,632,997
Carnow Auto Receivables Trust 2016-1
3.49%, 02/15/2021 (3)	455,387	454,788
Carrington Mortgage Loan Trust Series 2006-OPT1
2.40% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 02/25/2036 (2)	315,371	315,003
Catamaran CLO 2014-2 Ltd.
3.73% (3 Month LIBOR USD + 1.40%), 10/18/2026 (2)(3)	1,000,000	999,621
Chase Funding Trust Series 2003-4
5.25%, 05/25/2033 (1)	149,213	151,034
Chase Funding Trust Series 2003-6
5.08%, 11/25/2034 (1)	219,904	226,913
5.08%, 11/25/2034 (1)	374,415	383,592
Chase Issuance Trust
2.36% (1 Month LIBOR USD + 0.20%), 04/17/2023 (2)	7,710,000	7,720,818
2.71% (1 Month LIBOR USD + 0.55%), 06/15/2023 (2)	11,000,000	11,112,217
2.56% (1 Month LIBOR USD + 0.40%), 03/15/2024 (2)	7,100,000	7,147,594
CIFC Funding 2018-II Ltd.
3.09% (3 Month LIBOR USD + 1.04%), 04/20/2031 (2)(3)	10,000,000	9,931,660
Citi Held For Asset Issuance 2016-MF1
6.64%, 08/15/2022 (3)	1,717,423	1,725,347
Citibank Credit Card Issuance Trust
1.74%, 01/19/2021	18,360,000	18,319,606
2.50% (1 Month LIBOR USD + 0.37%), 08/08/2024 (2)	21,347,000	21,386,941
2.50% (1 Month LIBOR USD + 0.33%), 01/20/2025 (2)	8,712,000	8,715,449
2.83% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 04/22/2026 (2)	10,900,000	11,008,214
CLUB Credit Trust 2017-NP1
3.17%, 04/17/2023 (3)	36,937	36,934
2.42%, 09/15/2023 (3)	2,128,074	2,122,557
CLUB Credit Trust 2017-P2
2.61%, 01/15/2024 (3)	2,972,700	2,957,306
Colony American Finance 2016-2 Ltd.
2.55%, 11/15/2048 (3)	1,161,205	1,132,430
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042 (3)	11,357,217	11,050,868
Commonbond Student Loan Trust 2018-A-GS
3.21%, 02/25/2044 (3)	8,556,742	8,468,751
Conseco Financial Co.
6.24%, 12/01/2028	18,087	18,421
6.22%, 03/01/2030	62,268	65,359
6.18%, 04/01/2030	19,212	20,018
Consumer Loan Underlying Bond Credit Trust 2017-NP2
2.55%, 01/16/2024 (3)	681,747	681,357
Consumer Loan Underlying Bond Credit Trust 2018-P2
3.47%, 10/15/2025 (3)	3,792,000	3,792,811
Continental Credit Card 2016-1
4.56%, 01/15/2023 (3)	115,309	114,923
COOF Securitization Trust 2014-1 Ltd.
2.94%, 06/25/2040 IO (3)(4)	1,308,583	117,055
Countrywide Asset-Backed Certificates
4.59%, 02/25/2033 (4)	61,503	59,626
5.12%, 02/25/2035 (1)	36,783	36,960
4.45%, 02/25/2036 (4)	107,462	109,631
4.60%, 09/25/2046 (4)	77,937	70,572
CPS Auto Receivables Trust 2014-C
3.77%, 08/17/2020 (3)	516,251	517,965
CPS Auto Receivables Trust 2014-D
4.35%, 11/16/2020 (3)	525,000	529,039
CPS Auto Receivables Trust 2015-A
4.00%, 02/16/2021 (3)	446,000	449,001
CPS Auto Receivables Trust 2015-B
4.20%, 05/17/2021 (3)	1,905,000	1,918,492
CPS Auto Receivables Trust 2015-C
4.63%, 08/16/2021 (3)	1,376,000	1,395,530
CPS Auto Receivables Trust 2016-C
3.27%, 06/15/2022 (3)	840,000	840,349
CPS Auto Receivables Trust 2017-B
2.92%, 02/15/2022 (3)	1,441,000	1,430,002
3.95%, 03/15/2023 (3)	3,485,000	3,484,861
CPS Auto Receivables Trust 2017-C
1.78%, 09/15/2020 (3)	1,231,083	1,228,103
2.86%, 06/15/2023 (3)	2,300,000	2,276,724
3.79%, 06/15/2023 (3)	791,000	788,078
CPS Auto Receivables Trust 2018-A
2.16%, 05/17/2021 (3)	4,182,539	4,167,872
CPS Auto Trust
1.50%, 06/15/2020 (3)	652,188	651,491
Credit Acceptance Auto Loan Trust 2015-2
3.76%, 02/15/2024 (3)	434,000	434,418
Credit Acceptance Auto Loan Trust 2017-1
2.56%, 10/15/2025 (3)	1,987,000	1,977,457
3.04%, 12/15/2025 (3)	871,000	861,347
3.48%, 02/17/2026 (3)	730,000	726,514
Credit Acceptance Auto Loan Trust 2017-2
3.35%, 06/15/2026 (3)	811,000	801,672
Credit Acceptance Auto Loan Trust 2018-1
3.01%, 02/16/2027 (3)	6,684,000	6,617,130
Credit Acceptance Auto Loan Trust 2018-3
3.55%, 08/15/2027 (3)	3,090,000	3,085,669
CSMC 2016-RPL1 Trust
5.25% (1 Month LIBOR USD + 3.15%, 3.15% Floor), 12/26/2046 (2)(3)	9,622,104	9,592,256
CSMC 2018-RPL8 Trust
4.13%, 07/25/2058 (3)	7,800,000	7,771,195
CWABS, Inc. Asset-Backed Certificates Series 2003-5
5.18%, 01/25/2034 (4)	22,303	22,551
CWABS, Inc. Asset-Backed Certificates Series 2003-BC1
3.02% (1 Month LIBOR USD + 0.80%, 0.40% Floor), 03/25/2033 (2)	571,359	563,809
CWABS, Inc. Asset-Backed Certificates Series 2004-1
2.97% (1 Month LIBOR USD + 0.75%, 0.50% Floor), 03/25/2034 (2)	41,505	41,703
3.04% (1 Month LIBOR USD + 0.83%, 0.55% Floor), 03/25/2034 (2)	8,069	8,018
2.78% (1 Month LIBOR USD + 0.56%, 0.28% Floor), 04/25/2034 (2)	1,112	1,099
CWABS, Inc. Asset-Backed Certificates Trust 2004-15
4.61%, 04/25/2035 (4)	8,365	8,391
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
3.12% (1 Month LIBOR USD + 0.90%, 0.60% Floor), 10/25/2034 (2)	18,270	18,106
3.00% (1 Month LIBOR USD + 0.78%, 0.39% Floor), 11/25/2034 (2)	714,725	717,358
CWABS, Inc. Asset-Backed Certificates Trust 2005-1
5.03%, 07/25/2035 (4)	18,994	19,280
CWABS, Inc. Asset-Backed Certificates Trust 2005-17
4.37%, 05/25/2036 (4)	27,754	27,678
CWHEQ Home Equity Loan Trust Series 2007-S1
5.69%, 11/25/2036 (4)	5,028	5,119
Diamond Resorts Owner Trust
3.27%, 10/22/2029 (3)	2,428,021	2,404,607
Diamond Resorts Owner Trust 2018-1
3.70%, 01/21/2031 (3)	6,261,627	6,230,536
Discover Card Execution Note Trust
2.52% (1 Month LIBOR USD + 0.36%), 04/15/2025 (2)	7,906,000	7,928,714
Drive Auto Receivables Trust
2.78%, 10/15/2020	7,027,000	7,028,099
3.36%, 10/17/2022	6,753,000	6,754,878
3.66%, 11/15/2024	7,634,000	7,635,846
Drive Auto Receivables Trust 2015-A
4.12%, 07/15/2022 (3)	1,766,000	1,778,801
Drive Auto Receivables Trust 2015-B
3.84%, 07/15/2021 (3)	1,748,889	1,756,710
Drive Auto Receivables Trust 2015-C
4.20%, 09/15/2021 (3)	894,088	900,182
Drive Auto Receivables Trust 2016-C
4.18%, 03/15/2024 (3)	2,996,000	3,026,323
Drive Auto Receivables Trust 2017-1
2.84%, 04/15/2022	3,543,000	3,536,948
3.84%, 03/15/2023	5,373,000	5,394,076
Drive Auto Receivables Trust 2017-2
2.25%, 06/15/2021	4,178,934	4,176,273
2.75%, 09/15/2023	5,566,000	5,552,014
Drive Auto Receivables Trust 2017-3
2.30%, 05/17/2021	5,184,000	5,176,093
2.80%, 07/15/2022	2,493,000	2,486,406
3.53%, 12/15/2023 (3)	12,000,000	11,960,058
Drive Auto Receivables Trust 2017-A
2.51%, 01/15/2021 (3)	214,184	214,132
2.98%, 01/18/2022 (3)	1,294,000	1,292,846
4.16%, 05/15/2024 (3)	1,724,000	1,741,187
Drive Auto Receivables Trust 2017-B
2.61%, 08/16/2021 (3)	3,401,568	3,397,919
3.72%, 10/17/2022 (3)	2,982,000	2,992,825
Drive Auto Receivables Trust 2018-1
2.88%, 02/15/2022	9,392,000	9,382,341
Drive Auto Receivables Trust 2018-2
3.22%, 04/15/2022	21,350,000	21,326,357
DT Auto Owner Trust 2015-2
4.25%, 02/15/2022 (3)	1,119,955	1,126,437
DT Auto Owner Trust 2016-4
2.74%, 10/17/2022 (3)	2,418,901	2,418,680
DT Auto Owner Trust 2017-1
3.55%, 11/15/2022 (3)	4,869,000	4,865,330
DT Auto Owner Trust 2017-2
3.03%, 01/17/2023 (3)	3,026,000	3,019,869
DT Auto Owner Trust 2017-3
1.73%, 08/17/2020 (3)	1,556,872	1,555,033
3.58%, 05/15/2023 (3)	1,662,000	1,660,251
DT Auto Owner Trust 2017-4
1.85%, 08/17/2020 (3)	4,542,838	4,534,737
DT Auto Owner Trust 2018-2
3.43%, 05/16/2022 (3)	7,437,193	7,427,693
3.67%, 03/15/2024 (3)	8,250,000	8,253,688
DTAT Asset Trust 2017-B
5.84%, 12/16/2022 (3)(12)	3,400,000	3,395,920
Engs Commercial Finance Trust 2016-1
2.63%, 02/22/2022 (3)	628,882	621,451
Exeter Automobile Receivables Trust 2016-1
5.52%, 10/15/2021 (3)	2,230,000	2,272,149
Exeter Automobile Receivables Trust 2016-3
1.84%, 11/16/2020 (3)	565,747	565,154
Exeter Automobile Receivables Trust 2017-1
3.95%, 12/15/2022 (3)	835,000	835,531
Exeter Automobile Receivables Trust 2017-2
2.82%, 05/16/2022 (3)	6,119,000	6,085,323
Exeter Automobile Receivables Trust 2017-3
2.05%, 12/15/2021 (3)	1,002,744	998,002
3.68%, 07/17/2023 (3)	3,836,000	3,820,156
Exeter Automobile Receivables Trust 2018-1
2.21%, 05/17/2021 (3)	3,858,172	3,849,750
Exeter Automobile Receivables Trust 2018-3
2.90%, 01/18/2022 (3)	6,096,555	6,093,114
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021 (3)	280,000	282,012
First Investors Auto Owner Trust 2016-2
1.53%, 11/16/2020 (3)	289,074	288,865
First Investors Auto Owner Trust 2017-1
2.67%, 04/17/2023 (3)	2,767,000	2,736,017
3.60%, 04/17/2023 (3)	2,847,000	2,821,790
First Investors Auto Owner Trust 2018-1
2.84%, 05/16/2022 (3)	4,196,659	4,190,585
FirstKey Lending 2015-SFR1 Trust
3.42%, 03/09/2047 (3)	460,177	459,801
Flagship Credit Auto Trust 2014-2
2.84%, 11/16/2020 (3)	3,459	3,459
3.95%, 12/15/2020 (3)	440,000	441,778
Flagship Credit Auto Trust 2015-3
2.38%, 10/15/2020 (3)	178,776	178,623
3.68%, 03/15/2022 (3)	568,000	570,449
4.65%, 03/15/2022 (3)	567,000	574,619
Flagship Credit Auto Trust 2016-1
2.77%, 12/15/2020 (3)	313,493	313,522
6.22%, 06/15/2022 (3)	3,000,000	3,103,621
Flagship Credit Auto Trust 2016-4
2.71%, 11/15/2022 (3)	1,743,000	1,722,591
Flagship Credit Auto Trust 2017-2
2.96%, 07/15/2023 (3)	5,195,000	5,119,015
3.62%, 07/15/2023 (3)	2,995,000	2,950,736
Flagship Credit Auto Trust 2018-3
3.79%, 12/16/2024 (3)	7,710,000	7,676,398
Ford Credit Auto Owner Trust 2016-REV1
2.31%, 08/15/2027 (3)	7,000,000	6,851,200
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027 (3)	10,000,000	9,673,262
Ford Credit Auto Owner Trust 2017-B
1.49%, 05/15/2020	4,102,714	4,090,186
Ford Credit Auto Owner Trust 2017-C
2.01%, 03/15/2022	4,177,000	4,118,223
Ford Credit Auto Owner Trust 2018-REV1
3.19%, 07/15/2031 (3)	15,554,000	15,165,155
Foundation Finance Trust 2017-1
3.30%, 07/15/2033 (3)	3,347,231	3,318,736
Foursight Capital Automobile Receivables Trust 2017-1
3.05%, 12/15/2022 (3)	4,000,000	3,943,239
FREED ABS TRUST 2018-1
3.61%, 07/18/2024 (3)	4,874,591	4,867,063
Fremont Home Loan Trust 2004-2
3.07% (1 Month LIBOR USD + 0.86%, 0.57% Floor), 07/25/2034 (2)	1,229,294	1,255,103
Galaxy XXIX CLO Ltd.
3.10% (3 Month LIBOR USD + 0.79%), 11/15/2026 (2)(3)	6,000,000	5,980,566
GCAT 2017-2 LLC
3.50%, 04/25/2047 (1)(3)	1,374,763	1,364,952
GCAT 2017-5 LLC
3.23%, 07/25/2047 (1)(3)	399,728	398,315
GCAT 2018-1 LLC
3.84%, 06/25/2048 (1)(3)	2,459,815	2,451,509
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029	42	42
6.71%, 04/25/2029 (4)	29,783	25,008
GE Mortgage Services LLC
6.74%, 12/25/2028	4	4
GLS Auto Receivables Trust 2015-1
4.43%, 12/15/2020 (3)	492,494	492,768
GLS Auto Receivables Trust 2016-1
4.39%, 01/15/2021 (3)	947,729	951,659
GM Financial Consumer Automobile 2017-1
1.78%, 10/18/2021 (3)	7,967,000	7,879,687
GM Financial Consumer Automobile Receivables Trust 2018-1
2.32%, 07/18/2022	8,275,000	8,158,514
GMAT 2013-1 Trust
6.97%, 11/25/2043 (1)(3)	123,046	123,151
GMF Floorplan Owner Revolving Trust
3.01% (1 Month LIBOR USD + 0.85%), 05/17/2021 (2)(3)	4,900,000	4,921,912
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031 (3)	531,437	527,163
Golden Bear 2016-R LLC
5.65%, 09/20/2047 (3)	2,103,406	2,101,353
Goodgreen 2017-1 Trust
3.74%, 10/15/2052 (3)	1,793,966	1,778,326
Goodgreen 2017-2 Trust
3.26%, 10/15/2053 (3)	4,781,777	4,603,476
Goodgreen 2017-R1 Trust
5.00%, 10/20/2051 (3)(4)(12)	6,248,411	6,123,443
Greenwood Park CLO Ltd.
3.04% (3 Month LIBOR USD + 1.01%), 04/15/2031 (2)(3)	23,000,000	23,041,745
Greywolf CLO VI Ltd.
3.54% (3 Month LIBOR USD + 1.03%), 04/26/2031 (2)(3)	14,000,000	13,904,954
GSAA Trust
2.49% (1 Month LIBOR USD + 0.27%, 0.27% Floor), 06/25/2035 (2)	253,663	254,243
GSAMP Trust 2005-WMC2
2.84% (1 Month LIBOR USD + 0.62%, 0.31% Floor), 11/25/2035 (2)	1,923,206	1,924,758
GSAMP Trust 2006-HE7
2.45% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 10/25/2046 (2)	1,357,275	1,348,826
Headlands Residential LLC
4.25%, 06/25/2023 (1)(3)	8,245,000	8,173,637
HERO Funding 2017-3
3.95%, 09/20/2048 (3)	4,356,369	4,311,699
HERO Funding II 2016-3B
5.24%, 09/20/2042 (3)	1,188,232	1,204,098
HERO Funding Trust 2016-2
3.75%, 09/20/2041 (3)	2,561,629	2,533,097
HERO Funding Trust 2016-3
3.08%, 09/20/2042 (3)	1,133,797	1,094,285
HERO Funding Trust 2016-4A
3.57%, 09/20/2047 (3)	3,453,035	3,388,714
HERO Funding Trust 2017-1A
4.46%, 09/20/2047 (3)	5,871,920	5,959,075
HERO Funding Trust 2017-2A
3.28%, 09/20/2048 (3)	5,558,106	5,440,579
Hertz Vehicle Financing II LP
2.32%, 03/25/2020 (3)	7,500,000	7,479,186
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028 (3)	1,925,010	1,888,470
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
2.42% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 03/25/2036 (2)	41,577	40,852
Honda Auto Receivables 2017-4 Owner Trust
2.05%, 11/22/2021	4,955,000	4,897,412
Hyundai Auto Receivables Trust 2015-B
1.12%, 11/15/2019	6,153	6,149
IMC Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	90	90
JP Morgan Mortgage Acquisition Trust 2006-CH1
2.35% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 07/25/2036 (2)	1,496,702	1,491,753
Kabbage Asset Securitization LLC
4.57%, 03/15/2022 (3)	12,810,000	12,900,732
5.79%, 03/15/2022 (3)	3,710,000	3,768,995
KGS-Alpha SBA COOF Trust
0.60%, 05/25/2039 IO (3)(4)	3,235,557	49,180
KGS-Alpha SBA COOF Trust 2014-2
3.28%, 04/25/2040 IO (3)(4)	1,266,446	102,353
KKR CLO 11 Ltd.
3.52% (3 Month LIBOR USD + 1.18%), 01/15/2031 (2)(3)	6,250,000	6,244,438
KSBA 2012-2 A
0.91%, 08/25/2038 (3)(4)	4,321,925	104,833
KVK CLO 2014-1 Ltd.
3.61% (3 Month LIBOR USD + 1.30%), 05/15/2026 (2)(3)	4,909,218	4,909,665
KVK CLO 2014-2 Ltd.
3.52% (3 Month LIBOR USD + 1.18%), 07/15/2026 (2)\(3)	4,250,000	4,250,782
KVK CLO 2014-3 Ltd.
3.54% (3 Month LIBOR USD + 1.20%), 10/15/2026 (2)(3)	9,250,000	9,242,054
KVK CLO 2018-1 Ltd.
3.26% (3 Month LIBOR USD + 0.93%), 05/20/2029 (2)(3)	25,000,000	24,878,350
Laurel Road Prime Student Loan Trust 2017-C
2.81%, 11/25/2042 (3)	6,200,000	6,021,351
Laurel Road Prime Student Loan Trust 2018-B
3.54%, 05/26/2043 (3)	10,200,000	10,166,596
LendingClub Issuance Trust Series 2016-NP1
6.50%, 06/15/2022 (3)	2,022,902	2,034,304
3.00%, 01/17/2023 (3)	32,427	32,418
Lendmark Funding Trust 2016-2
3.26%, 04/21/2025 (3)	3,000,000	3,003,039
Lendmark Funding Trust 2017-1
2.83%, 12/22/2025 (3)	2,508,000	2,493,764
5.41%, 12/22/2025 (3)	3,500,000	3,564,984
Lendmark Funding Trust 2018-1
5.03%, 12/21/2026 (3)	1,900,000	1,908,381
Long Beach Mortgage Loan Trust 2004-1
2.97% (1 Month LIBOR USD + 0.75%, 0.50% Floor), 02/25/2034 (2)	888,114	889,124
Long Beach Mortgage Loan Trust 2004-3
3.07% (1 Month LIBOR USD + 0.86%, 0.57% Floor), 07/25/2034 (2)	40,745	40,691
LV Tower 52 Issuer 2013-1
5.75%, 07/15/2019 (3)(12)	4,056,201	4,056,201
7.75%, 07/15/2019 (3)(12)	1,597,633	1,597,633
Magnetite XVI Ltd.
3.13% (3 Month LIBOR USD + 0.80%), 01/18/2028 (2)(3)	12,000,000	11,965,728
Mariner Finance Issuance Trust 2017-A
3.62%, 02/20/2029 (3)	2,999,000	2,997,027
Marlette Funding Trust 2017-1
2.83%, 03/15/2024 (3)	926,695	926,650
Marlette Funding Trust 2017-2
2.39%, 07/15/2024 (3)	3,053,924	3,049,251
Marlette Funding Trust 2018-1
2.61%, 03/15/2028 (3)	3,065,514	3,056,277
Marlette Funding Trust 2018-2
3.06%, 07/17/2028 (3)	4,615,321	4,613,701
MASTR Asset Backed Securities Trust 2006-NC1
2.82% (1 Month LIBOR USD + 0.60%, 0.30% Floor), 01/25/2036 (2)	1,891,837	1,894,960
MidOcean Credit CLO III
2.68% (3 Month LIBOR USD + 1.12%), 04/21/2031 (2)(3)	15,400,000	15,367,660
MidOcean Credit CLO IX
3.40% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/20/2031 (2)(3)	4,000,000	3,997,768
MidOcean Credit CLO VIII
3.47% (3 Month LIBOR USD + 1.15%), 02/20/2031 (2)(3)	18,000,000	17,963,154
Mid-State Capital Co. 2006-1 Trust
6.08%, 10/15/2040 (3)	769,727	849,517
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045 (3)	288,581	293,240
5.25%, 12/15/2045 (3)	519,291	540,754
Mill Creek II CLO Ltd.
4.10% (3 Month LIBOR USD + 1.75%), 04/20/2028 (2)(3)	3,750,000	3,749,861
Morgan Stanley ABS Capital I, Inc. Trust 2004-NC8
3.13% (1 Month LIBOR USD + 0.92%, 0.61% Floor), 09/25/2034 (2)	5,179,011	5,189,032
Morgan Stanley ABS Capital I, Inc. Trust 2004-OP1
3.09% (1 Month LIBOR USD + 0.87%, 0.58% Floor), 11/25/2034 (2)	5,620,012	5,599,913
Mountain View CLO 2015-9 Ltd.
3.46% (3 Month LIBOR USD + 1.12%), 07/15/2031 (2)(3)	20,000,000	19,957,940
Nationstar HECM Loan Trust 2017-1
2.94%, 05/25/2027 (3)	510,000	507,626
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042 (3)	15,200,000	14,908,839
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042 (3)	5,700,000	5,656,982
Navient Student Loan Trust 2016-2
2.97% (1 Month LIBOR USD + 0.75%), 06/25/2065 (2)(3)	53,137	53,153
New Century Home Equity Loan Trust Series 2003-5
5.10%, 11/25/2033 (1)	194,840	196,725
New Residential Mortgage Loan Trust 2018-RPL1
3.50%, 12/25/2057 (3)(4)	30,266,218	30,043,943
New Residential Mortgage Trust 2018-1
4.00%, 12/25/2057 (3)(4)	10,529,944	10,577,181
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-FM1
2.45% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 11/25/2035 (2)	11,335,293	11,258,759
NYMT Residential 2016-RP1
4.00%, 03/25/2021 (1)(3)	139,084	139,454
Oak Hill Advisors Residential Loan Trust 2017-NPL2
3.00%, 07/25/2057 (1)(3)	3,361,707	3,306,821
Oak Hill Advisors Residential Loan Trust 2017-NPLA
3.00%, 06/25/2057 (1)(3)	2,747,118	2,705,697
Oakwood Mortgage Investors, Inc.
6.45%, 12/15/2023	2,188	2,213
OCP CLO 2017-13 Ltd.
3.60% (3 Month LIBOR USD + 1.26%), 07/15/2030 (2)(3)	4,250,000	4,262,300
Ocwen Master Advance Receivables Trust
3.81%, 08/16/2049 (3)	1,500,000	1,468,505
Ocwen Master Advance Receivables Trust Series 2018-T1
3.65%, 08/15/2049 (3)(12)	6,300,000	6,299,994
OL SP 2018-B LLC
4.16%, 02/09/2030	4,051,040	3,996,813
4.61%, 02/09/2030	880,662	873,659
OnDeck Asset Securitization Trust LLC
3.50%, 04/18/2022 (3)	5,796,000	5,779,046
OneMain Direct Auto Receivables Trust 2017-1
2.16%, 10/15/2020 (3)	8,277,055	8,248,220
OneMain Direct Auto Receivables Trust 2017-2
2.55%, 11/14/2023 (3)	17,900,000	17,634,908
2.82%, 07/15/2024 (3)	4,300,000	4,231,221
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024 (3)	19,400,000	19,375,034
OneMain Financial Issuance Trust 2015-1
3.19%, 03/18/2026 (3)	1,246,699	1,248,274
3.85%, 03/18/2026 (3)	500,000	502,620
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025 (3)	188,579	188,556
3.10%, 07/18/2025 (3)	1,627,000	1,627,117
OneMain Financial Issuance Trust 2016-1
3.66%, 02/20/2029 (3)	2,645,000	2,653,147
6.00%, 02/20/2029 (3)	1,900,000	1,938,476
OneMain Financial Issuance Trust 2017-1
2.93% (1 Month LIBOR USD + 0.80%), 09/14/2032 (2)(3)	10,975,000	11,003,880
Onemain Financial Issuance Trust 2018-1
3.30%, 03/14/2029 (3)	4,040,000	4,009,521
Oportun Funding IV LLC
4.85%, 11/08/2021 (3)	723,661	725,256
Oportun Funding VI LLC
3.23%, 06/08/2023 (3)	1,957,000	1,923,777
3.97%, 06/08/2023 (3)(4)	5,150,000	5,080,546
Oportun Funding VII LLC
3.22%, 10/10/2023 (3)	1,691,000	1,665,017
Oportun Funding VIII LLC
3.61%, 03/08/2024 (3)	2,978,000	2,945,377
Option One Mortgage Loan Trust 2004-3
3.12% (1 Month LIBOR USD + 0.90%, 0.45% Floor), 11/25/2034 (2)	1,691,802	1,600,352
OZLM Funding IV Ltd.
3.60% (3 Month LIBOR USD + 1.25%), 10/22/2030 (2)(3)	10,000,000	10,004,250
OZLM XI Ltd.
3.59% (3 Month LIBOR USD + 1.25%), 10/30/2030 (2)(3)	5,000,000	4,999,540
OZLM XV Ltd.
3.84% (3 Month LIBOR USD + 1.49%), 01/20/2029 (2)(3)	7,750,000	7,761,315
Palmer Square CLO 2014-1 Ltd.
3.47% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 01/17/2031 (2)(3)	4,000,000	3,994,904
Palmer Square CLO 2015-1 Ltd.
3.61% (3 Month LIBOR USD + 1.30%, 1.30% Floor), 05/21/2029 (2)(3)	8,000,000	7,998,864
Palmer Square CLO 2015-2 Ltd.
3.62% (3 Month LIBOR USD + 1.27%), 07/20/2030 (2)(3)	13,925,000	13,959,019
Palmer Square CLO 2018-2 Ltd.
3.36% (3 Month LIBOR USD + 1.10%), 07/16/2031 (2)(3)	20,000,000	19,988,560
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH
3.06% (1 Month LIBOR USD + 0.84%, 0.56% Floor), 01/25/2036 (2)	2,714,941	2,716,620
Progress Residential 2015-SFR2 Trust
2.74%, 06/12/2032 (3)	3,347,922	3,300,372
3.14%, 06/12/2032 (3)	2,012,000	1,988,273
3.44%, 06/12/2032 (3)	2,138,000	2,119,643
4.43%, 06/12/2032 (3)	892,000	890,691
Progress Residential 2015-SFR3 Trust
3.07%, 11/12/2032 (3)	5,203,699	5,154,008
4.67%, 11/12/2032 (3)	295,000	297,720
5.66%, 11/12/2032 (3)	1,000,000	1,020,870
Progress Residential 2017-SFR1 Trust
3.02%, 08/17/2034 (3)	2,000,000	1,930,015
Progress Residential 2018-SFR2 Trust
4.34%, 08/17/2035 (3)	2,390,000	2,385,821
4.66%, 08/17/2035 (3)	3,853,000	3,836,490
Prosper Marketplace Issuance Trust Series 2017-1
2.56%, 06/15/2023 (3)	184,325	184,284
2.41%, 09/15/2023 (3)	624,875	624,184
2.36%, 11/15/2023 (3)	1,935,059	1,929,701
PRPM 2017-2 LLC
3.47%, 09/25/2022 (1)(3)	2,922,463	2,900,901
Purchasing Power Funding 2018-A LLC
3.34%, 08/15/2022 (3)(12)	10,875,000	10,812,936
RAMP Series 2005-RS1 Trust
4.71%, 11/25/2034	2,925	2,926
RASC Series 2005-KS6 Trust
3.15% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 07/25/2035 (2)	464,485	465,797
RCO Mortgage LLC 2017-1
3.38%, 08/25/2022 (1)(3)	4,045,844	4,021,904
RCO V Mortgage LLC 2018-1
4.00%, 05/25/2023 (1)(3)	6,433,957	6,424,731
Regional Management Issuance Trust 2018-1
4.28%, 07/15/2027 (3)	3,100,000	3,087,918
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037 (1)(9)	300,251	142,306
Renaissance Home Equity Loan Trust 2005-3
4.81%, 11/25/2035 (1)	7,446	7,438
Renew 2017-1
3.67%, 09/20/2052 (3)	2,336,584	2,300,043
Rice Park Financing Trust 2016-A
4.63%, 10/31/2041 (3)(12)	4,690,586	4,668,490
Santander Drive Auto Receivables Trust 2015-5
4.67%, 02/15/2023 (3)	9,500,000	9,582,213
Santander Drive Auto Receivables Trust 2017-1
2.10%, 06/15/2021	4,842,000	4,828,560
2.58%, 05/16/2022	3,957,000	3,930,938
3.17%, 04/17/2023	5,074,000	5,042,473
Santander Drive Auto Receivables Trust 2017-2
2.79%, 08/15/2022	13,150,000	13,076,835
3.49%, 07/17/2023	1,633,000	1,628,098
Santander Drive Auto Receivables Trust 2017-3
2.76%, 12/15/2022	4,350,000	4,298,068
Santander Drive Auto Receivables Trust 2018-1
2.96%, 03/15/2024	3,900,000	3,852,492
Santander Drive Auto Receivables Trust 2018-2
3.35%, 07/17/2023	4,800,000	4,773,851
Santander Drive Auto Receivables Trust 2018-4
3.56%, 07/15/2024	3,017,000	3,008,736
Santander Retail Auto Lease Trust 2018-A
2.93%, 05/20/2021 (3)	4,433,000	4,413,773
Saxon Asset Securities Trust 2003-1
4.71%, 06/25/2033 (1)	33,296	33,649
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.47%, 01/25/2036 (1)	65,832	57,961
Sierra Auto Receivables Securitization Trust 2016-1
2.85%, 01/18/2022 (3)	54,209	54,201
Silvermore CLO Ltd.
3.48% (3 Month LIBOR USD + 1.17%), 05/15/2026 (2)(3)	7,556,514	7,557,390
SoFi Consumer Loan Program 2016-2 LLC
3.09%, 10/27/2025 (3)	700,488	698,383
SoFi Consumer Loan Program 2018-1 Trust
3.14%, 02/25/2027 (3)	9,150,000	9,070,208
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041 (3)	18,200,000	17,645,848
SoFi Professional Loan Program 2018-B Trust
2.64%, 08/25/2047 (3)	8,980,741	8,928,552
3.34%, 08/25/2047 (3)	8,900,000	8,800,989
Sonoran Auto Receivables Trust 2017-1 TERM
4.75%, 11/17/2025 (12)	14,500,000	14,500,000
Sound Point CLO II Ltd.
3.40% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 01/26/2031 (2)(3)	9,000,000	8,953,848
Sound Point CLO XVI Ltd.
3.62% (3 Month LIBOR USD + 1.28%), 07/25/2030 (2)(3)	7,750,000	7,754,131
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
2.89% (1 Month LIBOR USD + 0.67%, 0.34% Floor), 10/25/2035 (2)	213,296	212,353
Specialty Underwriting & Residential Finance Trust Series 2006-BC1
2.52% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 12/25/2036 (2)	621,487	622,179
Spirit Airlines Pass Through Trust 2017-1AA
3.38%, 02/15/2030	961,575	919,079
SpringCastle America Funding LLC
3.05%, 04/25/2029 (3)	1,985,106	1,976,364
Springleaf Funding Trust 2015-A
3.16%, 11/15/2024 (3)	7,896,730	7,897,069
3.62%, 11/15/2024 (3)	1,087,000	1,083,957
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030 (3)	9,900,000	9,701,464
Synchrony Card Issuance Trust
3.38%, 09/15/2024	5,500,000	5,500,000
Synchrony Credit Card Master Note Trust
2.37%, 03/15/2023	4,950,000	4,899,392
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057 (3)(4)	7,785,802	7,640,788
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057 (3)(4)	6,313,447	6,156,498
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058 (3)(4)	9,279,143	9,104,688
Toyota Auto Receivables 2017-A Owner Trust
1.42%, 09/16/2019	1,076,832	1,076,119
Trafigura Securitisation Finance Plc 2018-1
3.73%, 03/15/2022 (3)(12)	12,666,667	12,666,018
Tricolor Auto Securitization Trust 2018-1
5.05%, 12/15/2020 (3)(12)	5,410,914	5,406,823
Trinitas CLO IV Ltd.
3.35% (3 Month LIBOR USD + 1.18%), 10/18/2031 (2)(3)	7,500,000	7,496,205
Upstart Securitization Trust 2017-1
2.64%, 06/20/2024 (3)	1,682,447	1,679,872
Upstart Securitization Trust 2018-2
3.33%, 12/22/2025 (3)	14,000,000	14,002,363
USASF Receivables 2017-A LLC
5.75%, 09/15/2030 (3)(12)	2,294,143	2,280,816
Verizon Owner Trust 2016-1
1.42%, 01/20/2021 (3)	294,555	293,169
Verizon Owner Trust 2017-2
1.92%, 12/20/2021 (3)	6,485,000	6,400,591
Verizon Owner Trust 2017-3
2.06%, 04/20/2022 (3)	5,612,000	5,526,168
VM DEBT LLC
6.50%, 10/02/2024 (3)(12)	4,640,000	4,640,000
Volkswagen Auto Loan Enhanced Trust 2018-1
3.15%, 07/22/2024	6,396,000	6,380,394
Volt LIX LLC
3.25%, 05/25/2047 (1)(3)	1,012,984	1,007,336
Volt LVI LLC
3.50%, 03/25/2047 (1)(3)	3,886,415	3,868,139
Volt LX LLC
3.25%, 06/25/2047 (1)(3)	1,454,802	1,445,136
Volt LXI LLC
3.13%, 06/25/2047 (1)(3)	5,186,366	5,143,199
Volt LXIII LLC
3.00%, 10/25/2047 (1)(3)	1,058,816	1,046,981
Volt LXIV LLC
3.38%, 10/25/2047 (1)(3)	7,110,758	7,067,378
Volt LXIX LLC
4.21%, 08/25/2048 (1)(3)	3,728,000	3,720,756
Volt LXVI LLC
4.34%, 05/25/2048 (1)(3)	4,434,046	4,424,281
Volt LXVII LLC
4.38%, 06/25/2048 (1)(3)	5,519,035	5,512,866
Volt LXVIII LLC
4.34%, 07/27/2048 (1)(3)	9,909,787	9,896,406
Volt LXX LLC
4.11%, 09/25/2048 (1)(3)	12,562,000	12,557,471
Volt TR 2018-FT1 LLC
3.26%, 03/29/2021 (12)(13)	4,393,957	4,338,311
Voya CLO 2015-1 Ltd.
3.23% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/18/2029 (2)(3)	6,000,000	5,977,350
VSE 2018-A Voi Mortgage LLC
3.56%, 02/20/2036 (3)	3,731,113	3,720,656
Westgate Resorts 2017-1 LLC
3.05%, 12/20/2030 (3)	1,403,990	1,390,961
4.05%, 12/20/2030 (3)	2,498,796	2,467,454
Westlake Automobile Receivables Trust 2015-3
4.40%, 05/17/2021 (3)	845,861	849,308
Westlake Automobile Receivables Trust 2016-2
4.10%, 06/15/2021 (3)	300,000	302,417
Westlake Automobile Receivables Trust 2016-3
2.46%, 01/18/2022 (3)	1,873,000	1,867,677
Westlake Automobile Receivables Trust 2017-1
2.70%, 10/17/2022 (3)	1,195,000	1,191,230
3.46%, 10/17/2022 (3)	1,202,000	1,200,383
Westlake Automobile Receivables Trust 2017-2
2.59%, 12/15/2022 (3)	772,000	764,776
Zais CLO 8 Ltd
3.29% (3 Month LIBOR USD + 0.95%), 04/15/2029 (2)(3)	40,000,000	39,781,520
Zais Ltd.
3.63% (3 Month LIBOR USD + 1.29%), 04/15/2030 (2)(3)	9,600,000	9,637,949
Total Asset-Backed Obligations		$1,935,549,812
Corporate Bonds - 30.04%
Basic Materials - 1.24%
Air Liquide Finance SA
2.25%, 09/27/2023 (3)	$550,000	$513,829
Albemarle Corp.
5.45%, 12/01/2044	600,000	625,393
Anglo American Capital Plc
3.63%, 09/11/2024 (3)	630,000	599,634
4.00%, 09/11/2027 (3)	1,020,000	939,650
ArcelorMittal
5.50%, 03/01/2021	9,215,000	9,561,850
6.25%, 02/25/2022	6,500,000	6,971,250
6.13%, 06/01/2025	9,837,000	10,687,685
7.00%, 10/15/2039	1,128,000	1,314,972
Barrick Gold Corp.
6.45%, 10/15/2035	203,000	231,422
Barrick North America Finance LLC
5.75%, 05/01/2043	4,480,000	4,966,515
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/2039	1,150,000	1,266,060
BHP Billiton Finance USA Ltd.
6.25% (5 Year Swap Rate USD + 4.97%), 10/19/2075 (2)(3)	985,000	1,026,863
CF Industries, Inc.
5.38%, 03/15/2044	2,040,000	1,892,100
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP
3.40%, 12/01/2026 (3)	530,000	514,241
3.70%, 06/01/2028 (3)	1,200,000	1,183,153
Dow Chemical Co.
8.55%, 05/15/2019	12,263,000	12,679,329
4.13%, 11/15/2021	470,000	481,137
3.00%, 11/15/2022	918,000	894,635
4.25%, 10/01/2034	339,000	324,538
Eastman Chemical Co.
2.70%, 01/15/2020	7,390,000	7,350,860
4.50%, 01/15/2021	352,000	358,497
4.65%, 10/15/2044	2,575,000	2,492,492
EI du Pont de Nemours & Co.
5.60%, 12/15/2036	155,000	170,790
4.90%, 01/15/2041	161,000	165,541
FMC Corp.
3.95%, 02/01/2022	1,725,000	1,732,257
Freeport-McMoRan, Inc.
3.55%, 03/01/2022	5,025,000	4,886,813
Georgia-Pacific LLC
5.40%, 11/01/2020 (3)	3,160,000	3,287,704
3.73%, 07/15/2023 (3)	5,380,000	5,405,283
Glencore Finance Canada Ltd.
4.25%, 10/25/2022 (3)	5,000,000	5,035,150
Glencore Funding LLC
2.50%, 01/15/2019 (3)	537,000	536,167
4.13%, 05/30/2023 (3)	54,000	53,934
4.63%, 04/29/2024 (3)	1,500,000	1,509,195
4.00%, 03/27/2027 (3)	6,300,000	5,910,611
3.88%, 10/27/2027 (3)	875,000	811,148
Goldcorp, Inc.
3.63%, 06/09/2021	1,810,000	1,803,098
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	720,000	726,027
5.00%, 09/26/2048	782,000	782,027
International Paper Co.
3.00%, 02/15/2027	4,714,000	4,325,966
5.00%, 09/15/2035	200,000	203,132
8.70%, 06/15/2038	350,000	483,651
7.30%, 11/15/2039	500,000	634,375
6.00%, 11/15/2041	3,150,000	3,493,870
5.15%, 05/15/2046	1,045,000	1,075,169
LYB International Finance BV
5.25%, 07/15/2043	760,000	774,627
4.88%, 03/15/2044	1,125,000	1,095,189
LyondellBasell Industries NV
5.00%, 04/15/2019	1,854,000	1,863,301
5.75%, 04/15/2024	2,550,000	2,750,327
4.63%, 02/26/2055	860,000	771,523
Mexichem SAB de CV
4.88%, 09/19/2022 (3)	3,425,000	3,494,870
Mosaic Co.
4.25%, 11/15/2023	8,533,000	8,619,204
5.45%, 11/15/2033	814,000	829,876
4.88%, 11/15/2041	52,000	47,771
5.63%, 11/15/2043	4,055,000	4,145,146
Nucor Corp.
4.00%, 08/01/2023	176,000	179,421
6.40%, 12/01/2037	800,000	976,248
Nutrien Ltd.
6.50%, 05/15/2019	392,000	400,291
3.15%, 10/01/2022	875,000	850,688
3.38%, 03/15/2025	430,000	407,560
3.00%, 04/01/2025	800,000	736,621
4.13%, 03/15/2035	1,960,000	1,791,622
6.13%, 01/15/2041	2,850,000	3,179,373
5.25%, 01/15/2045	1,900,000	1,962,446
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54,000	62,446
Rio Tinto Finance USA Ltd.
3.75%, 06/15/2025	1,310,000	1,317,227
Samarco Mineracao SA
5.75%, 10/24/2023 (3)(9)	537,000	378,585
Sherwin-Williams Co.
3.13%, 06/01/2024	401,000	385,087
Solvay Finance America LLC
3.40%, 12/03/2020 (3)	4,000,000	3,995,712
4.45%, 12/03/2025 (3)	7,000,000	7,067,409
Southern Copper Corp.
5.25%, 11/08/2042	1,000,000	1,009,807
5.88%, 04/23/2045	2,000,000	2,180,935
Syngenta Finance NV
4.44%, 04/24/2023 (3)	2,852,000	2,834,113
4.89%, 04/24/2025 (3)	3,634,000	3,565,706
Union Carbide Co.
7.50%, 06/01/2025	624,000	722,665
7.75%, 10/01/2096	681,000	872,057
Vale Canada Ltd.
7.20%, 09/15/2032	850,000	932,875
Vale Overseas Ltd.
4.38%, 01/11/2022	18,735,000	18,875,513
6.25%, 08/10/2026	5,237,000	5,739,228
8.25%, 01/17/2034	984,000	1,258,290
6.88%, 11/21/2036	1,417,000	1,647,971
6.88%, 11/10/2039	2,107,000	2,468,350
Westlake Chemical Corp.
4.38%, 11/15/2047	593,000	525,943
		200,624,036
Communications - 1.85%
21st Century Fox America, Inc.
8.88%, 04/26/2023	108,000	130,141
9.50%, 07/15/2024	175,000	224,019
3.70%, 10/15/2025	380,000	377,076
7.30%, 04/30/2028	454,000	555,300
7.63%, 11/30/2028	310,000	391,312
6.20%, 12/15/2034	150,000	184,585
6.40%, 12/15/2035	3,657,000	4,654,951
6.65%, 11/15/2037	310,000	409,281
6.90%, 08/15/2039	155,000	210,694
6.15%, 02/15/2041	350,000	445,547
Alibaba Group Holding Ltd.
4.00%, 12/06/2037	391,000	358,578
Amazon.com, Inc.
2.80%, 08/22/2024	1,882,000	1,817,373
4.80%, 12/05/2034	854,000	930,559
3.88%, 08/22/2037	1,700,000	1,662,064
4.25%, 08/22/2057	2,080,000	2,075,042
America Movil SAB de CV
5.00%, 10/16/2019	3,500,000	3,569,154
5.00%, 03/30/2020	7,300,000	7,476,433
3.13%, 07/16/2022	374,000	366,162
6.13%, 03/30/2040	283,000	333,190
AT&T, Inc.
5.80%, 02/15/2019	273,000	276,178
3.90%, 03/11/2024	3,750,000	3,726,407
3.95%, 01/15/2025	811,000	798,117
3.40%, 05/15/2025	14,980,000	14,255,406
4.13%, 02/17/2026	1,365,000	1,348,108
4.30%, 02/15/2030 (3)	3,227,000	3,101,225
4.50%, 05/15/2035	6,175,000	5,762,151
5.25%, 03/01/2037	7,073,000	7,040,782
4.90%, 08/15/2037 (3)	4,694,000	4,482,600
6.00%, 08/15/2040	2,106,000	2,251,798
5.35%, 09/01/2040	1,543,000	1,528,385
6.38%, 03/01/2041	8,157,000	8,977,615
5.15%, 03/15/2042	1,495,000	1,441,040
4.30%, 12/15/2042	444,000	383,904
4.80%, 06/15/2044	915,000	842,642
4.35%, 06/15/2045	511,000	439,554
5.15%, 11/15/2046 (3)	5,722,000	5,462,035
5.15%, 02/15/2050 (3)	1,725,000	1,630,003
Bell Canada, Inc.
4.46%, 04/01/2048	4,000,000	3,924,040
Booking Holdings, Inc.
2.75%, 03/15/2023	857,000	821,021
3.55%, 03/15/2028	1,500,000	1,433,044
British Telecommunications Plc
2.35%, 02/14/2019	220,000	219,673
9.63%, 12/15/2030	721,000	1,024,090
CBS Corp.
3.70%, 08/15/2024	848,000	824,270
4.00%, 01/15/2026	1,000,000	979,657
3.70%, 06/01/2028 (3)	870,000	815,907
4.90%, 08/15/2044	315,000	306,047
Centel Capital Co.
9.00%, 10/15/2019	464,000	484,880
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	13,261,000	13,459,309
6.38%, 10/23/2035	1,461,000	1,573,716
5.38%, 04/01/2038	995,000	963,105
5.38%, 05/01/2047	6,369,000	6,071,369
6.83%, 10/23/2055	1,745,000	1,922,918
Cisco Systems, Inc.
3.00%, 06/15/2022	889,000	884,253
3.63%, 03/04/2024	550,000	557,699
2.95%, 02/28/2026	467,000	448,682
5.90%, 02/15/2039	515,000	640,070
5.50%, 01/15/2040	481,000	572,802
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	226,656
Comcast Corp.
3.60%, 03/01/2024	542,000	537,320
3.15%, 02/15/2028	1,500,000	1,389,955
3.55%, 05/01/2028	886,000	847,814
4.25%, 01/15/2033	3,095,000	3,031,390
4.20%, 08/15/2034	555,000	533,723
6.50%, 11/15/2035	2,370,000	2,856,624
3.90%, 03/01/2038	455,000	416,107
3.97%, 11/01/2047	154,000	136,496
4.00%, 11/01/2049	638,000	567,931
4.05%, 11/01/2052	1,211,000	1,068,812
Cox Communications, Inc.
3.25%, 12/15/2022 (3)	348,000	337,991
3.85%, 02/01/2025 (3)	1,250,000	1,227,074
3.35%, 09/15/2026 (3)	1,119,000	1,038,929
4.80%, 02/01/2035 (3)	7,150,000	6,665,204
8.38%, 03/01/2039 (3)	1,500,000	1,947,707
4.60%, 08/15/2047 (3)	588,000	548,701
Crown Castle Towers LLC
3.22%, 05/15/2022 (3)	589,000	576,183
3.66%, 05/15/2025 (3)	300,000	293,865
Deutsche Telekom International Finance BV
6.00%, 07/08/2019	209,000	213,866
2.23%, 01/17/2020 (3)	4,602,000	4,546,855
3.60%, 01/19/2027 (3)	508,000	481,488
8.75%, 06/15/2030	49,000	65,764
4.88%, 03/06/2042 (3)	240,000	239,621
Discovery Communications LLC
4.38%, 06/15/2021	752,000	766,273
3.95%, 03/20/2028	631,000	599,029
5.00%, 09/20/2037	1,085,000	1,055,439
6.35%, 06/01/2040	1,161,000	1,273,932
5.20%, 09/20/2047	1,425,000	1,396,151
Grupo Televisa SAB de CV
5.00%, 05/13/2045	860,000	796,738
6.13%, 01/31/2046	382,000	415,438
GTP Acquisition Partners I LLC
2.35%, 06/15/2020 (3)	271,000	265,022
3.48%, 06/16/2025 (3)	314,000	305,558
NBCUniversal Media LLC
4.38%, 04/01/2021	700,000	717,119
5.95%, 04/01/2041	527,000	604,203
4.45%, 01/15/2043	15,000	14,293
Orange SA
2.75%, 02/06/2019	3,000,000	3,000,833
Qwest Co.
6.75%, 12/01/2021	3,866,000	4,125,647
Rogers Communications, Inc.
3.63%, 12/15/2025	4,350,000	4,247,465
8.75%, 05/01/2032	258,000	339,625
SK Telecom Co. Ltd.
6.63%, 07/20/2027 (3)	361,000	423,453
Sky Plc
3.75%, 09/16/2024 (3)	287,000	286,192
Sprint Capital Co.
6.90%, 05/01/2019	301,000	305,891
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%, 09/20/2021 (3)	2,202,000	2,193,742
TCI Communications, Inc.
7.13%, 02/15/2028	138,000	166,484
Telecom Italia Capital SA
7.18%, 06/18/2019	215,000	218,762
7.20%, 07/18/2036	1,644,000	1,693,320
Telefonica Emisiones SAU
5.13%, 04/27/2020	500,000	513,860
5.46%, 02/16/2021	233,000	243,253
4.10%, 03/08/2027	5,417,000	5,204,085
4.67%, 03/06/2038	1,175,000	1,102,520
4.90%, 03/06/2048	1,075,000	999,716
Tencent Holdings Ltd.
2.88%, 02/11/2020 (3)	4,517,000	4,485,072
2.99%, 01/19/2023 (3)	4,058,000	3,929,664
3.60%, 01/19/2028 (3)	2,010,000	1,901,665
Time Warner Cable LLC
8.75%, 02/14/2019	184,000	187,803
4.13%, 02/15/2021	222,000	223,776
6.55%, 05/01/2037	375,000	406,288
7.30%, 07/01/2038	1,023,000	1,170,324
6.75%, 06/15/2039	539,000	587,203
5.88%, 11/15/2040	475,000	478,877
5.50%, 09/01/2041	6,815,000	6,554,528
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	879,000	1,090,840
Verizon Communications, Inc.
3.45%, 03/15/2021	535,000	537,108
4.13%, 03/16/2027	4,800,000	4,802,381
4.33%, 09/21/2028 (3)	13,094,000	13,168,728
4.50%, 08/10/2033	7,079,000	7,021,178
4.40%, 11/01/2034	4,843,000	4,717,378
4.27%, 01/15/2036	7,365,000	7,010,761
5.25%, 03/16/2037	731,000	778,444
4.81%, 03/15/2039	7,941,000	7,987,667
4.86%, 08/21/2046	8,039,000	8,040,349
Viacom, Inc.
3.88%, 04/01/2024	630,000	618,858
6.88%, 04/30/2036	750,000	852,949
4.38%, 03/15/2043	1,370,000	1,193,805
Vodafone Group Plc
4.13%, 05/30/2025	945,000	937,312
4.38%, 05/30/2028	7,804,000	7,684,533
6.15%, 02/27/2037	4,600,000	5,074,205
5.00%, 05/30/2038	1,597,000	1,574,104
5.25%, 05/30/2048	938,000	940,317
Walt Disney Co.
3.00%, 02/13/2026	1,000,000	957,683
1.85%, 07/30/2026	959,000	842,926
3.00%, 07/30/2046	160,000	128,426
Warner Media LLC
4.75%, 03/29/2021	585,000	602,657
3.55%, 06/01/2024	2,300,000	2,229,939
3.60%, 07/15/2025	2,670,000	2,557,358
2.95%, 07/15/2026	2,000,000	1,812,499
3.80%, 02/15/2027	2,850,000	2,724,584
5.38%, 10/15/2041	181,000	179,716
4.65%, 06/01/2044	2,145,000	1,926,572
		298,834,559
Consumer, Cyclical - 2.10%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025 (3)	1,785,159	1,785,159
Air Canada 2015-1 Class A Pass Through Trust
3.60%, 03/15/2027 (3)	777,371	753,039
Air Canada 2017-1 Class A Pass Through Trust
3.55%, 01/15/2030 (3)	2,953,000	2,817,638
Air Canada 2017-1 Class AA Pass Through Trust
3.30%, 01/15/2030 (3)	1,686,000	1,605,664
Alimentation Couche-Tard, Inc.
2.70%, 07/26/2022 (3)	7,450,000	7,160,189
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 01/31/2021	74,829	77,174
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/2025	1,124,663	1,121,851
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 01/15/2023	3,427,955	3,512,420
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026 (12)	402,003	392,315
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027	2,555,793	2,459,951
American Airlines 2015-2 Class AA Pass Through Trust
3.60%, 09/22/2027	625,942	610,055
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 06/15/2028	224,968	216,813
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/2028	1,401,440	1,333,947
American Airlines 2016-3 Class AA Pass Through Trust
3.00%, 10/15/2028	2,640,367	2,460,897
American Airlines 2017-1 Class AA Pass Through Trust
3.65%, 02/15/2029	2,149,567	2,093,986
American Honda Finance Corp.
2.13%, 10/10/2018	352,000	351,954
2.25%, 08/15/2019	739,000	735,591
2.90%, 02/16/2024	300,000	289,895
2.30%, 09/09/2026	185,000	166,770
Arrow Electronics, Inc.
4.50%, 03/01/2023	183,000	185,004
BMW U.S. Capital LLC
2.75% (3 Month LIBOR USD + 0.41%), 04/12/2021 (2)(3)	1,675,000	1,680,539
3.10%, 04/12/2021 (3)	2,230,000	2,215,314
2.25%, 09/15/2023 (3)	894,000	835,636
British Airways 2018-1 Class A Pass Through Trust
4.13%, 09/20/2031 (3)	2,718,795	2,685,435
British Airways 2018-1 Class AA Pass Through Trust
3.80%, 09/20/2031 (3)	1,287,730	1,287,730
CK Hutchison International 16 Ltd.
1.88%, 10/03/2021 (3)	402,000	381,813
2.75%, 10/03/2026 (3)	600,000	540,138
Continental Airlines 1999-2 Class A-1 Pass Through Trust
7.26%, 03/15/2020	12,904	13,210
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	5,294,527	5,575,031
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/2024	1,243,946	1,253,723
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	4,843,144	4,843,144
CVS Health Corp.
3.50%, 07/20/2022	3,000,000	2,976,672
3.70%, 03/09/2023	14,236,000	14,172,323
4.00%, 12/05/2023	6,401,000	6,412,458
4.10%, 03/25/2025	5,696,000	5,678,306
4.30%, 03/25/2028	1,693,000	1,676,292
4.88%, 07/20/2035	500,000	501,862
4.78%, 03/25/2038	6,250,000	6,201,327
5.30%, 12/05/2043	3,260,000	3,402,096
5.13%, 07/20/2045	4,430,000	4,548,589
5.05%, 03/25/2048	10,553,000	10,781,429
CVS Pass-Through Trust
5.77%, 01/10/2033 (3)	827,988	878,306
5.93%, 01/10/2034 (3)	610,974	654,463
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (3)	2,764,692	2,647,193
Daimler Finance North America LLC
2.25%, 07/31/2019 (3)	3,250,000	3,232,202
2.25%, 03/02/2020 (3)	3,575,000	3,526,264
3.10%, 05/04/2020 (3)	2,350,000	2,342,838
2.88%, 03/10/2021 (3)	700,000	689,681
3.35%, 05/04/2021 (3)	3,970,000	3,953,685
3.35%, 02/22/2023 (3)	1,000,000	983,481
3.30%, 05/19/2025 (3)	1,490,000	1,432,932
3.45%, 01/06/2027 (3)	1,750,000	1,677,985
8.50%, 01/18/2031	155,000	215,634
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022 (12)	3,857,017	4,226,905
Delta Air Lines 2010-2 Class A Pass Through Trust
4.95%, 05/23/2019	147,293	148,214
Delta Air Lines 2011-1 Class A Pass Through Trust
5.30%, 04/15/2019	63,980	64,460
Delta Air Lines 2012-1 Class A Pass Through Trust
4.75%, 05/07/2020	196,401	199,836
Delta Air Lines, Inc.
2.88%, 03/13/2020	8,200,000	8,133,174
Dollar General Corp.
4.13%, 05/01/2028	835,000	823,051
Ford Motor Co.
7.45%, 07/16/2031	1,090,000	1,214,115
4.75%, 01/15/2043	7,640,000	6,366,336
5.29%, 12/08/2046	1,510,000	1,343,022
Ford Motor Credit Co. LLC
2.55%, 10/05/2018	1,500,000	1,500,002
2.38%, 03/12/2019	819,000	817,106
2.60%, 11/04/2019	1,000,000	992,001
3.16%, 08/04/2020	1,000,000	990,264
3.34%, 03/18/2021	5,121,000	5,048,268
5.88%, 08/02/2021	4,300,000	4,496,920
3.81%, 10/12/2021	6,200,000	6,155,853
3.34%, 03/28/2022	5,500,000	5,314,952
4.25%, 09/20/2022	3,800,000	3,765,055
3.81%, 01/09/2024	1,122,000	1,069,476
4.13%, 08/04/2025	265,000	250,267
3.82%, 11/02/2027	1,900,000	1,698,743
General Motors Co.
4.00%, 04/01/2025	8,070,000	7,735,528
6.60%, 04/01/2036	2,921,000	3,111,360
5.15%, 04/01/2038	500,000	464,554
5.95%, 04/01/2049	3,466,000	3,437,633
General Motors Financial Co., Inc.
2.65%, 04/13/2020	1,300,000	1,286,435
2.45%, 11/06/2020	2,000,000	1,960,136
3.19% (3 Month LIBOR USD + 0.85%), 04/09/2021 (2)	3,590,000	3,603,715
3.55%, 04/09/2021	2,725,000	2,723,749
4.38%, 09/25/2021	5,000,000	5,088,577
3.45%, 01/14/2022	6,500,000	6,413,194
3.45%, 04/10/2022	6,502,000	6,398,786
3.70%, 05/09/2023	5,249,000	5,133,203
3.95%, 04/13/2024	2,250,000	2,190,730
3.50%, 11/07/2024	1,230,000	1,158,357
4.00%, 01/15/2025	1,140,000	1,103,645
4.35%, 04/09/2025	1,355,000	1,330,577
4.30%, 07/13/2025	580,000	564,466
Home Depot, Inc.
2.63%, 06/01/2022	494,000	483,514
2.13%, 09/15/2026	446,000	399,513
2.80%, 09/14/2027	600,000	561,436
4.20%, 04/01/2043	655,000	659,107
4.40%, 03/15/2045	268,000	278,150
Hyundai Capital America
2.40%, 10/30/2018 (3)	2,717,000	2,716,839
2.00%, 07/01/2019 (3)	301,000	298,996
2.75%, 09/18/2020 (3)	4,000,000	3,921,758
3.45%, 03/12/2021 (3)	4,170,000	4,122,728
3.10%, 04/05/2022 (3)	2,500,000	2,429,217
Hyundai Capital Services, Inc.
3.00%, 03/06/2022 (3)	3,725,000	3,601,108
Lowe's Cos, Inc.
3.38%, 09/15/2025	477,000	469,241
4.65%, 04/15/2042	449,000	466,418
Magna International, Inc.
3.63%, 06/15/2024	1,658,000	1,639,564
Marriott International, Inc./MD
3.00%, 03/01/2019	7,250,000	7,250,112
McDonald's Corp.
4.70%, 12/09/2035	216,000	224,287
6.30%, 10/15/2037	679,000	818,432
4.45%, 03/01/2047	360,000	352,925
Newell Brands, Inc.
4.20%, 04/01/2026	1,000,000	950,689
5.38%, 04/01/2036	800,000	770,239
Newell Rubbermaid, Inc.
5.50%, 04/01/2046	5,720,000	5,461,409
Nissan Motor Acceptance Co.
1.90%, 09/14/2021 (3)	314,000	299,086
2.60%, 09/28/2022 (3)	900,000	860,858
Nordstrom, Inc.
4.00%, 10/15/2021	398,000	404,067
O'Reilly Automotive, Inc.
3.55%, 03/15/2026	500,000	478,414
3.60%, 09/01/2027	802,000	760,399
Starbucks Corp.
3.80%, 08/15/2025	9,967,000	9,898,135
4.50%, 11/15/2048	3,671,000	3,604,792
Target Co.
3.50%, 07/01/2024	355,000	358,710
Toyota Motor Credit Corp.
3.45%, 09/20/2023	9,834,000	9,806,130
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 08/15/2025	641,990	654,108
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/2026	1,249,360	1,262,403
United Airlines 2016-1 Class A Pass Through Trust
3.45%, 07/07/2028	835,463	800,141
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/2028	7,568,378	7,186,410
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 01/07/2026	470,931	452,381
United Airlines 2016-2 Class AA Pass Through Trust
2.88%, 10/07/2028	1,752,424	1,628,563
United Airlines 2018-1 Class A Pass Through Trust
3.70%, 03/01/2030	1,355,000	1,308,583
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/2030	2,528,000	2,437,262
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 03/01/2026	587,000	585,859
Walgreen Co.
4.40%, 09/15/2042	400,000	365,489
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	3,681,000	3,665,794
3.80%, 11/18/2024	670,000	661,437
4.50%, 11/18/2034	6,402,000	6,296,267
Walmart, Inc.
3.30%, 04/22/2024	3,820,000	3,813,592
4.05%, 06/29/2048	3,175,000	3,173,106
WW Grainger, Inc.
4.60%, 06/15/2045	973,000	1,010,884
		337,999,260
Consumer, Non-Cyclical - 3.69%
Abbott Laboratories
2.90%, 11/30/2021	17,495,000	17,276,973
3.40%, 11/30/2023	3,767,000	3,750,974
3.88%, 09/15/2025	748,000	752,472
4.75%, 11/30/2036	10,000,000	10,631,253
AbbVie, Inc.
2.00%, 11/06/2018	866,000	865,619
2.50%, 05/14/2020	4,438,000	4,387,686
3.20%, 11/06/2022	400,000	393,092
2.85%, 05/14/2023	4,900,000	4,716,579
3.75%, 11/14/2023	6,255,000	6,223,237
3.60%, 05/14/2025	13,071,000	12,646,915
4.50%, 05/14/2035	2,000,000	1,918,818
4.88%, 11/14/2048	8,659,000	8,520,497
Advocate Health & Hospitals Corp.
4.27%, 08/15/2048	4,659,000	4,679,839
Aetna, Inc.
2.80%, 06/15/2023	419,000	401,418
6.75%, 12/15/2037	341,000	427,184
4.50%, 05/15/2042	205,000	196,843
4.75%, 03/15/2044	1,800,000	1,772,785
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280,000	3,801,910
Allergan Funding SCS
3.45%, 03/15/2022	1,238,000	1,230,128
3.85%, 06/15/2024	1,198,000	1,184,678
3.80%, 03/15/2025	3,000,000	2,936,571
4.55%, 03/15/2035	5,425,000	5,267,594
4.85%, 06/15/2044	545,000	537,141
Allergan Sales LLC
5.00%, 12/15/2021 (3)	3,500,000	3,629,529
Allergan, Inc./U.S.
3.38%, 09/15/2020	539,000	538,778
2.80%, 03/15/2023	971,000	925,561
AmerisourceBergen Corp.
4.30%, 12/15/2047	1,080,000	976,761
Amgen, Inc.
5.70%, 02/01/2019	204,000	206,149
2.70%, 05/01/2022	5,600,000	5,445,369
3.63%, 05/15/2022	845,000	849,303
3.13%, 05/01/2025	525,000	502,264
4.95%, 10/01/2041	464,000	478,753
4.66%, 06/15/2051	600,000	590,599
Anheuser-Busch InBev Finance, Inc.
2.63%, 01/17/2023	160,000	153,645
3.30%, 02/01/2023	5,742,000	5,668,727
3.65%, 02/01/2026	8,440,000	8,189,754
4.70%, 02/01/2036	8,482,000	8,483,251
4.00%, 01/17/2043	810,000	726,186
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	2,240,000	2,152,866
4.95%, 01/15/2042	2,735,000	2,783,754
4.60%, 04/15/2048	590,000	570,589
4.75%, 04/15/2058	1,345,000	1,303,116
Anthem, Inc.
3.13%, 05/15/2022	484,000	476,307
3.30%, 01/15/2023	271,000	267,347
3.50%, 08/15/2024	694,000	678,487
4.10%, 03/01/2028	920,000	905,695
4.63%, 05/15/2042	400,000	390,299
4.65%, 01/15/2043	391,000	384,327
5.10%, 01/15/2044	1,881,000	1,946,772
4.65%, 08/15/2044	395,000	388,087
4.38%, 12/01/2047	4,500,000	4,260,418
BAT Capital Corp.
2.30%, 08/14/2020 (3)	5,434,000	5,324,980
3.22%, 08/15/2024 (3)	7,145,000	6,808,308
4.39%, 08/15/2037 (3)	822,000	763,846
Baxalta, Inc.
3.60%, 06/23/2022	110,000	109,209
5.25%, 06/23/2045	50,000	53,622
Bayer U.S. Finance II LLC
3.00% (3 Month LIBOR USD + 0.63%), 06/25/2021 (2)(3)	4,135,000	4,151,057
3.50%, 06/25/2021 (3)	1,650,000	1,646,053
4.70%, 07/15/2064 (3)	91,000	76,752
Bayer U.S. Finance LLC
3.38%, 10/08/2024 (3)	471,000	448,741
Baylor Scott & White Holdings
4.19%, 11/15/2045	1,800,000	1,767,946
3.97%, 11/15/2046	3,700,000	3,506,788
Becton Dickinson and Co.
3.73%, 12/15/2024	1,972,000	1,930,775
Bunge Ltd. Finance Corp.
3.50%, 11/24/2020	283,000	282,104
Campbell Soup Co.
3.95%, 03/15/2025	1,360,000	1,314,426
Cardinal Health, Inc.
4.63%, 12/15/2020	1,805,000	1,842,755
4.90%, 09/15/2045	315,000	299,795
Cargill, Inc.
3.30%, 03/01/2022 (3)	800,000	794,351
3.25%, 03/01/2023 (3)	345,000	340,255
Celgene Corp.
3.25%, 08/15/2022	1,220,000	1,203,000
3.25%, 02/20/2023	4,000,000	3,916,601
4.00%, 08/15/2023	298,000	300,847
3.63%, 05/15/2024	686,000	676,295
5.70%, 10/15/2040	302,000	321,699
4.35%, 11/15/2047	7,167,000	6,405,860
Cigna Co.
3.25%, 04/15/2025	970,000	917,978
Coca-Cola Femsa SAB de CV
2.38%, 11/26/2018	3,906,000	3,897,329
3.88%, 11/26/2023	550,000	549,994
Conagra Brands, Inc.
4.95%, 08/15/2020	40,000	40,740
9.75%, 03/01/2021	1,750,000	1,973,638
7.00%, 10/01/2028	3,250,000	3,754,849
CVS Health Corp.
3.13%, 03/09/2020	5,636,000	5,636,338
CVS Pass-Through Trust
8.35%, 07/10/2031 (3)	927,984	1,121,169
7.51%, 01/10/2032 (3)	934,605	1,087,237
4.70%, 01/10/2036 (3)	951,063	936,797
Danaher Co.
2.40%, 09/15/2020	280,000	275,445
Diageo Investment Co.
8.00%, 09/15/2022	516,000	600,118
DP World Ltd.
6.85%, 07/02/2037 (3)	3,023,000	3,460,065
5.63%, 09/25/2048 (3)	1,864,000	1,845,718
Ecolab, Inc.
2.25%, 01/12/2020	233,000	230,501
3.25%, 01/14/2023	452,000	445,878
3.25%, 12/01/2027	646,000	619,741
ERAC USA Finance LLC
2.80%, 11/01/2018 (3)	4,875,000	4,875,719
4.50%, 08/16/2021 (3)	400,000	409,636
6.70%, 06/01/2034 (3)	508,000	607,763
5.63%, 03/15/2042 (3)	357,000	389,811
4.50%, 02/15/2045 (3)	300,000	281,890
Express Scripts Holding Co.
4.75%, 11/15/2021	4,000,000	4,128,188
3.05%, 11/30/2022	9,105,000	8,834,687
3.00%, 07/15/2023	178,000	171,368
3.50%, 06/15/2024	897,000	872,566
4.50%, 02/25/2026	755,000	761,440
4.80%, 07/15/2046	218,000	212,447
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/2043	526,000	511,406
General Mills, Inc.
4.00%, 04/17/2025	925,000	915,219
4.20%, 04/17/2028	585,000	576,974
4.55%, 04/17/2038	3,250,000	3,111,642
4.70%, 04/17/2048	3,689,000	3,534,568
Gilead Sciences, Inc.
3.70%, 04/01/2024	4,887,000	4,902,140
3.50%, 02/01/2025	385,000	378,069
3.65%, 03/01/2026	374,000	367,348
4.60%, 09/01/2035	4,558,000	4,694,597
4.00%, 09/01/2036	313,000	301,161
4.75%, 03/01/2046	4,626,000	4,761,345
GlaxoSmithKline Capital Plc
2.85%, 05/08/2022	320,000	314,544
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/2038	217,000	278,572
Grupo Bimbo SAB de CV
3.88%, 06/27/2024 (3)	5,000,000	4,923,836
4.70%, 11/10/2047 (3)	4,500,000	4,148,010
Halfmoon Parent, Inc.
3.40%, 09/17/2021 (3)	18,882,000	18,810,815
4.13%, 11/15/2025 (3)	8,453,000	8,425,961
4.38%, 10/15/2028 (3)	30,325,000	30,219,680
4.90%, 12/15/2048 (3)	2,594,000	2,590,727
JM Smucker Co./The
3.00%, 03/15/2022	4,750,000	4,642,628
Johnson & Johnson
2.63%, 01/15/2025	1,772,000	1,701,508
4.38%, 12/05/2033	1,225,000	1,304,921
3.40%, 01/15/2038	1,852,000	1,723,023
Kellogg Co.
3.25%, 05/14/2021	5,430,000	5,404,065
3.40%, 11/15/2027	1,200,000	1,114,750
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	925,000	881,464
3.43%, 06/15/2027	1,802,000	1,664,818
4.42%, 12/15/2046	9,350,000	8,517,125
5.09%, 05/25/2048 (3)	1,915,000	1,952,418
Kimberly-Clark Co.
2.40%, 03/01/2022	140,000	135,684
Kraft Foods Group, Inc.
6.88%, 01/26/2039	749,000	874,078
5.00%, 06/04/2042	505,000	481,504
Kraft Heinz Foods Co.
2.80%, 07/02/2020	3,775,000	3,742,779
4.00%, 06/15/2023	138,000	138,240
3.00%, 06/01/2026	3,625,000	3,307,263
5.00%, 07/15/2035	2,785,000	2,747,993
4.38%, 06/01/2046	5,760,000	5,079,098
Kroger Co.
7.50%, 04/01/2031	1,000,000	1,210,829
5.40%, 07/15/2040	95,000	97,188
4.45%, 02/01/2047	1,010,000	929,017
Laboratory Co. of America Holdings
4.63%, 11/15/2020	6,630,000	6,767,079
3.20%, 02/01/2022	1,127,000	1,111,812
Magellan Health, Inc.
4.40%, 09/22/2024	1,917,000	1,849,289
Maple Escrow Subsidiary, Inc.
3.55%, 05/25/2021 (3)	3,945,000	3,937,844
4.06%, 05/25/2023 (3)	22,677,000	22,704,917
4.42%, 05/25/2025 (3)	447,000	448,756
4.99%, 05/25/2038 (3)	646,000	652,746
Massachusetts Institute of Technology
4.68%, 07/01/2114	1,645,000	1,762,421
3.89%, 07/01/2116	2,906,000	2,614,465
McCormick & Co., Inc.
3.15%, 08/15/2024	299,000	287,290
3.40%, 08/15/2027	594,000	564,987
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	891,000	901,600
Medtronic, Inc.
3.13%, 03/15/2022	419,000	416,062
3.15%, 03/15/2022	396,000	393,268
3.50%, 03/15/2025	12,461,000	12,361,241
4.38%, 03/15/2035	924,000	954,418
Merck & Co., Inc.
2.80%, 05/18/2023	526,000	514,806
3.70%, 02/10/2045	70,000	66,708
Mondelez International, Inc.
3.00%, 05/07/2020	8,660,000	8,636,376
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/2048	999,000	936,551
Mylan NV
2.50%, 06/07/2019	2,690,000	2,680,192
3.15%, 06/15/2021	4,415,000	4,345,972
3.95%, 06/15/2026	1,992,000	1,884,391
Mylan, Inc.
3.13%, 01/15/2023 (3)	5,000,000	4,770,024
4.55%, 04/15/2028 (3)	700,000	680,212
Nestle Holdings, Inc.
3.35%, 09/24/2023 (3)	14,079,000	14,045,796
4.00%, 09/24/2048 (3)	4,312,000	4,219,825
New York and Presbyterian Hospital
4.02%, 08/01/2045	125,000	121,130
Novartis Capital Co.
2.40%, 05/17/2022	6,440,000	6,247,333
3.40%, 05/06/2024	922,000	924,159
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605,000	2,507,713
PepsiCo, Inc.
3.00%, 08/25/2021	258,000	257,419
4.60%, 07/17/2045	196,000	208,386
Pfizer, Inc.
5.80%, 08/12/2023	4,000,000	4,418,490
3.00%, 12/15/2026	1,125,000	1,078,094
Philip Morris International, Inc.
2.50%, 11/02/2022	1,300,000	1,248,890
President & Fellows of Harvard College
3.30%, 07/15/2056	5,599,000	4,926,727
Procter & Gamble - Esop
9.36%, 01/01/2021	83,583	89,536
Procter & Gamble Co.
2.70%, 02/02/2026	750,000	710,799
2.85%, 08/11/2027	450,000	427,758
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200,000	1,098,134
Quest Diagnostics, Inc.
3.50%, 03/30/2025	4,820,000	4,645,611
3.45%, 06/01/2026	223,000	211,747
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/2022 (3)	1,200,000	1,151,774
Reynolds American, Inc.
4.45%, 06/12/2025	5,000,000	5,034,765
5.70%, 08/15/2035	1,100,000	1,173,575
RR Donnelley & Sons Co.
7.63%, 06/15/2020	107,000	113,420
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	13,135,000	12,690,380
2.88%, 09/23/2023	668,000	637,022
3.20%, 09/23/2026	1,745,000	1,610,418
Smithfield Foods, Inc.
3.35%, 02/01/2022 (3)	10,000,000	9,665,323
Sysco Corp.
3.55%, 03/15/2025	345,000	337,404
3.75%, 10/01/2025	277,000	273,257
3.25%, 07/15/2027	1,350,000	1,267,743
4.45%, 03/15/2048	200,000	194,748
Texas Health Resources
4.33%, 11/15/2055	1,000,000	1,012,433
Thermo Fisher Scientific, Inc.
3.00%, 04/15/2023	227,000	220,030
2.95%, 09/19/2026	476,000	441,313
Tyson Foods, Inc.
2.25%, 08/23/2021	3,600,000	3,464,846
4.50%, 06/15/2022	2,485,000	2,558,639
3.95%, 08/15/2024	1,100,000	1,099,368
4.88%, 08/15/2034	400,000	402,038
Unilever Capital Corp.
3.38%, 03/22/2025	800,000	787,580
UnitedHealth Group, Inc.
1.63%, 03/15/2019	291,000	289,600
3.38%, 11/15/2021	685,000	687,033
2.75%, 02/15/2023	520,000	504,281
2.88%, 03/15/2023	310,000	302,224
3.10%, 03/15/2026	550,000	528,221
4.63%, 07/15/2035	427,000	454,403
4.38%, 03/15/2042	4,015,000	4,071,316
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000,000	6,911,259
Wesleyan University
4.78%, 07/01/2116	2,547,000	2,495,787
Western Union Co.
3.60%, 03/15/2022	1,300,000	1,284,959
6.20%, 06/21/2040	300,000	296,414
Wm Wrigley Jr Co.
2.90%, 10/21/2019 (3)	4,960,000	4,950,617
Zimmer Biomet Holdings, Inc.
3.38%, 11/30/2021	3,650,000	3,607,405
3.70%, 03/19/2023	407,000	404,225
3.55%, 04/01/2025	6,000,000	5,754,728
Zoetis, Inc.
3.00%, 09/12/2027	4,685,000	4,353,029
		593,697,572
Diversified - 0.08%
CK Hutchison International 17 II Ltd.
2.25%, 09/29/2020 (3)	3,664,000	3,579,619
2.75%, 03/29/2023 (3)	500,000	476,757
CK Hutchison International 17 Ltd.
2.88%, 04/05/2022 (3)	800,000	776,530
Hutchison Whampoa International 09 Ltd.
7.63%, 04/09/2019 (3)	612,000	625,793
Hutchison Whampoa International 09/19 Ltd.
5.75%, 09/11/2019 (3)	6,175,000	6,319,038
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022 (3)	450,000	440,211
		12,217,948
Energy - 3.27%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 (3)	2,772,000	2,698,985
Alberta Energy Co. Ltd.
7.38%, 11/01/2031	274,000	334,911
Anadarko Finance Co.
7.50%, 05/01/2031	206,000	252,563
Anadarko Holding Co.
7.15%, 05/15/2028	170,000	191,701
Anadarko Petroleum Co.
8.70%, 03/15/2019	664,000	680,693
6.95%, 06/15/2019	11,711,000	12,021,116
4.85%, 03/15/2021	6,574,000	6,754,970
6.45%, 09/15/2036	6,096,000	6,948,056
0.00%, 10/10/2036	4,000,000	1,692,075
Andeavor
4.50%, 04/01/2048	3,000,000	2,791,743
ANR Pipeline Co.
9.63%, 11/01/2021	337,000	396,118
Apache Co.
3.25%, 04/15/2022	78,000	76,772
5.10%, 09/01/2040	600,000	592,653
4.75%, 04/15/2043	416,000	392,479
APT Pipelines Ltd.
4.20%, 03/23/2025 (3)	500,000	494,512
4.25%, 07/15/2027 (3)	1,098,000	1,070,613
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/2027	1,753,000	1,647,220
Baker Hughes, Inc.
5.13%, 09/15/2040	600,000	630,810
BP Capital Markets Plc
2.24%, 05/10/2019	400,000	399,026
3.25%, 05/06/2022	262,000	260,253
3.81%, 02/10/2024	1,615,000	1,633,635
3.22%, 04/14/2024	2,262,000	2,210,643
3.54%, 11/04/2024	700,000	695,782
3.51%, 03/17/2025	45,000	44,487
3.02%, 01/16/2027	1,052,000	989,040
3.28%, 09/19/2027	1,101,000	1,052,684
Buckeye Partners LP
2.65%, 11/15/2018	2,900,000	2,899,502
4.88%, 02/01/2021	704,000	716,665
3.95%, 12/01/2026	112,000	103,299
5.85%, 11/15/2043	591,000	569,205
Cameron International Co.
3.60%, 04/30/2022	5,900,000	5,789,774
Canadian Natural Resources Ltd.
7.20%, 01/15/2032	41,000	50,734
6.45%, 06/30/2033	1,153,000	1,342,021
5.85%, 02/01/2035	200,000	221,630
6.50%, 02/15/2037	118,000	139,879
6.25%, 03/15/2038	6,005,000	7,079,744
6.75%, 02/01/2039	206,000	251,698
Cenovus Energy, Inc.
5.25%, 06/15/2037	5,270,000	5,218,702
6.75%, 11/15/2039	1,168,000	1,315,682
4.45%, 09/15/2042	310,000	271,361
5.40%, 06/15/2047	4,007,000	4,031,154
Chevron Co.
2.36%, 12/05/2022	315,000	303,533
2.57%, 05/16/2023	2,000,000	1,933,337
2.90%, 03/03/2024	1,303,000	1,267,990
CNOOC Finance 2013 Ltd.
3.00%, 05/09/2023	2,200,000	2,108,258
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/2020	1,583,000	1,560,439
CNOOC Finance 2015 USA LLC
3.50%, 05/05/2025	670,000	642,373
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024	1,165,000	1,175,180
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700,000	3,000,260
ConocoPhillips Co.
4.95%, 03/15/2026	598,000	645,210
Continental Resources, Inc./OK
4.50%, 04/15/2023	12,171,000	12,382,337
Devon Energy Corp.
4.00%, 07/15/2021	2,781,000	2,806,852
5.60%, 07/15/2041	1,000,000	1,059,154
Ecopetrol SA
5.88%, 09/18/2023	395,000	420,872
4.13%, 01/16/2025	383,000	371,510
5.38%, 06/26/2026	537,000	553,110
Enable Midstream Partners LP
4.95%, 05/15/2028	615,000	610,020
Enbridge Energy Partners LP
4.38%, 10/15/2020	6,575,000	6,670,537
7.50%, 04/15/2038	1,000,000	1,287,875
Enbridge, Inc.
3.70%, 07/15/2027	538,000	519,339
4.50%, 06/10/2044	500,000	484,538
6.25% (3 Month LIBOR USD + 3.64%), 03/01/2078 (2)	950,000	916,826
Encana Corp.
6.50%, 05/15/2019	240,000	245,201
3.90%, 11/15/2021	1,600,000	1,606,772
8.13%, 09/15/2030	400,000	511,652
7.20%, 11/01/2031	500,000	605,985
6.50%, 08/15/2034	268,000	312,207
Energy Transfer Partners LP
9.70%, 03/15/2019	107,000	110,374
3.60%, 02/01/2023	229,000	225,022
4.90%, 02/01/2024	687,000	707,922
4.05%, 03/15/2025	682,000	667,388
4.75%, 01/15/2026	497,000	501,965
7.50%, 07/01/2038	1,500,000	1,788,550
6.05%, 06/01/2041	500,000	522,534
6.50%, 02/01/2042	1,240,000	1,360,073
6.00%, 06/15/2048	5,982,000	6,368,678
Energy Transfer Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	5,000,000	5,290,171
5.00%, 10/01/2022	6,300,000	6,524,025
Eni SpA
5.70%, 10/01/2040 (3)	557,000	585,693
Eni USA, Inc.
7.30%, 11/15/2027	400,000	472,829
EnLink Midstream Partners LP
2.70%, 04/01/2019	600,000	598,049
4.15%, 06/01/2025	1,000,000	947,885
Enterprise Products Operating LLC
3.90%, 02/15/2024	3,400,000	3,429,733
3.75%, 02/15/2025	515,000	513,969
3.70%, 02/15/2026	304,000	299,235
6.88%, 03/01/2033	1,200,000	1,487,291
6.65%, 10/15/2034	672,000	815,062
5.75%, 03/01/2035	1,075,000	1,169,510
5.95%, 02/01/2041	201,000	232,432
4.85%, 08/15/2042	4,000,000	4,071,438
4.95%, 10/15/2054	177,000	176,678
EOG Resources, Inc.
6.88%, 10/01/2018	186,000	186,000
4.10%, 02/01/2021	547,000	556,088
2.63%, 03/15/2023	249,000	239,894
EQT Corp.
3.90%, 10/01/2027	805,000	753,955
EQT Midstream Partners LP
4.75%, 07/15/2023	5,000,000	5,068,869
4.00%, 08/01/2024	2,000,000	1,908,708
Equinor ASA
3.15%, 01/23/2022	237,000	235,910
2.45%, 01/17/2023	280,000	269,667
2.65%, 01/15/2024	663,000	634,696
3.25%, 11/10/2024	508,000	499,056
Exxon Mobil Co.
4.11%, 03/01/2046	716,000	725,502
Gazprom OAO Via Gaz Capital SA
6.51%, 03/07/2022 (3)	1,140,000	1,200,274
4.95%, 07/19/2022 (3)	610,000	612,135
Halliburton Co.
3.25%, 11/15/2021	12,079,000	12,094,163
3.50%, 08/01/2023	1,032,000	1,027,980
4.85%, 11/15/2035	200,000	208,967
7.45%, 09/15/2039	521,000	697,892
7.60%, 08/15/2096 (3)	258,000	335,390
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025	4,710,000	4,815,183
Hess Corp.
7.30%, 08/15/2031	2,067,000	2,386,025
Husky Energy, Inc.
6.15%, 06/15/2019	119,000	121,470
6.80%, 09/15/2037	2,100,000	2,582,794
KazMunayGas National Co.
3.88%, 04/19/2022 (3)	1,590,000	1,583,481
Kerr-McGee Co.
6.95%, 07/01/2024	127,000	142,981
7.88%, 09/15/2031	900,000	1,120,314
Kinder Morgan Energy Partners LP
9.00%, 02/01/2019	454,000	462,853
3.50%, 03/01/2021	8,520,000	8,543,624
5.00%, 10/01/2021	4,875,000	5,064,323
4.30%, 05/01/2024	3,700,000	3,734,651
7.30%, 08/15/2033	1,650,000	1,955,034
6.95%, 01/15/2038	2,242,000	2,711,504
6.50%, 09/01/2039	107,000	120,549
7.50%, 11/15/2040	483,000	598,523
5.00%, 03/01/2043	3,841,000	3,752,587
Kinder Morgan, Inc./DE
4.30%, 03/01/2028	2,000,000	1,981,444
7.80%, 08/01/2031	4,600,000	5,722,456
5.20%, 03/01/2048	5,428,000	5,527,667
Magellan Midstream Partners LP
6.55%, 07/15/2019	206,000	211,725
4.25%, 02/01/2021	502,000	509,953
3.20%, 03/15/2025	386,000	366,697
4.20%, 12/01/2042	417,000	363,139
5.15%, 10/15/2043	441,000	456,769
4.20%, 03/15/2045	5,725,000	5,133,526
4.20%, 10/03/2047	1,050,000	959,523
Marathon Oil Co.
2.80%, 11/01/2022	700,000	672,675
Marathon Petroleum Co.
3.63%, 09/15/2024	1,241,000	1,224,351
Marathon Petroleum Corp.
3.40%, 12/15/2020	2,544,000	2,545,697
MPLX LP
4.88%, 12/01/2024	3,819,000	3,966,254
4.13%, 03/01/2027	622,000	605,559
4.50%, 04/15/2038	4,474,000	4,211,536
5.20%, 03/01/2047	2,573,000	2,574,501
Newfield Exploration Co.
5.75%, 01/30/2022	1,329,000	1,390,466
Nexen Energy ULC
6.40%, 05/15/2037	4,408,000	5,332,596
Noble Energy, Inc.
6.00%, 03/01/2041	3,208,000	3,428,335
5.25%, 11/15/2043	2,675,000	2,652,528
5.05%, 11/15/2044	3,740,000	3,617,666
4.95%, 08/15/2047	1,643,000	1,570,982
Occidental Petroleum Co.
3.00%, 02/15/2027	333,000	316,222
4.63%, 06/15/2045	158,000	163,899
4.20%, 03/15/2048	500,000	491,592
Oleoducto Central SA
4.00%, 05/07/2021 (3)	225,000	223,875
ONEOK Partners LP
8.63%, 03/01/2019	353,000	360,979
3.38%, 10/01/2022	151,000	148,684
5.00%, 09/15/2023	334,000	348,022
4.90%, 03/15/2025	2,500,000	2,593,795
6.65%, 10/01/2036	1,050,000	1,227,944
6.20%, 09/15/2043	2,500,000	2,798,545
ONEOK, Inc.
4.95%, 07/13/2047	1,850,000	1,835,422
Petro-Canada
7.88%, 06/15/2026	543,000	655,761
5.95%, 05/15/2035	350,000	402,681
6.80%, 05/15/2038	423,000	538,618
Petrofac Ltd.
3.40%, 10/10/2018 (3)	5,029,000	5,028,885
Petroleos Mexicanos
8.00%, 05/03/2019	1,689,000	1,735,447
5.50%, 01/21/2021	21,026,000	21,696,940
6.38%, 02/04/2021	448,000	469,732
4.88%, 01/24/2022	3,500,000	3,540,250
5.38%, 03/13/2022	1,130,000	1,163,900
4.63%, 09/21/2023	1,292,000	1,280,372
4.88%, 01/18/2024	363,000	361,548
6.88%, 08/04/2026	5,324,000	5,616,288
6.50%, 03/13/2027	5,036,000	5,144,274
5.35%, 02/12/2028 (3)	847,000	798,298
6.63%, 06/15/2035	1,647,000	1,636,294
6.50%, 06/02/2041	2,870,000	2,690,625
6.38%, 01/23/2045	1,002,000	924,846
6.75%, 09/21/2047	8,329,000	7,947,449
6.35%, 02/12/2048 (3)	4,012,000	3,674,992
Phillips 66
4.30%, 04/01/2022	5,736,000	5,897,176
3.90%, 03/15/2028	710,000	699,925
5.88%, 05/01/2042	3,000,000	3,447,190
4.88%, 11/15/2044	70,000	72,455
Phillips 66 Partners LP
2.65%, 02/15/2020	3,650,000	3,615,020
3.61%, 02/15/2025	560,000	539,916
3.55%, 10/01/2026	190,000	179,125
4.68%, 02/15/2045	2,100,000	1,987,039
4.90%, 10/01/2046	412,000	403,795
Plains All American Pipeline LP / PAA Finance Corp.
3.60%, 11/01/2024	1,050,000	1,010,298
4.65%, 10/15/2025	650,000	656,556
4.70%, 06/15/2044	4,000,000	3,619,201
4.90%, 02/15/2045	3,845,000	3,562,308
Raizen Fuels Finance SA
5.30%, 01/20/2027 (3)	900,000	846,000
Reliance Holding USA, Inc.
5.40%, 02/14/2022 (3)	1,115,000	1,152,379
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (3)	215,000	220,912
Sabal Trail Transmission LLC
4.68%, 05/01/2038 (3)	10,000,000	10,016,039
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026	10,000,000	10,795,811
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (3)	5,431,000	5,388,012
3.63%, 12/21/2022 (3)	5,599,000	5,568,861
Schlumberger Investment SA
3.30%, 09/14/2021 (3)	2,362,000	2,360,356
Shell International Finance BV
2.13%, 05/11/2020	699,000	689,721
4.13%, 05/11/2035	1,244,000	1,258,400
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/2020 (3)	9,000,000	8,853,738
Sinopec Group Overseas Development 2016 Ltd.
3.50%, 05/03/2026 (3)	2,000,000	1,894,678
Southern Natural Gas Co. LLC
8.00%, 03/01/2032	446,000	572,089
4.80%, 03/15/2047 (3)	428,000	423,752
Spectra Energy Partners LP
3.50%, 03/15/2025	787,000	757,985
5.95%, 09/25/2043	207,000	233,053
4.50%, 03/15/2045	3,000,000	2,865,310
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048,000	1,198,916
Sunoco Logistics Partners Operations LP
5.50%, 02/15/2020	410,000	420,781
4.25%, 04/01/2024	833,000	830,771
5.95%, 12/01/2025	200,000	215,004
4.95%, 01/15/2043	1,482,000	1,351,569
5.30%, 04/01/2044	200,000	191,441
5.35%, 05/15/2045	633,000	616,310
5.40%, 10/01/2047	1,500,000	1,481,528
TC PipeLines LP
4.38%, 03/13/2025	8,465,000	8,403,581
3.90%, 05/25/2027	5,457,000	5,177,922
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	5,103,000	5,226,391
Texas Eastern Transmission LP
2.80%, 10/15/2022 (3)	714,000	684,323
3.50%, 01/15/2028 (3)	450,000	424,820
Total Capital International SA
2.75%, 06/19/2021	900,000	890,597
2.70%, 01/25/2023	144,000	139,843
3.70%, 01/15/2024	350,000	352,461
3.75%, 04/10/2024	229,000	231,657
TransCanada PipeLines Ltd.
7.13%, 01/15/2019	273,000	276,382
4.88%, 01/15/2026	792,000	828,125
6.20%, 10/15/2037	573,000	668,276
4.75%, 05/15/2038	1,000,000	1,016,820
7.25%, 08/15/2038	217,000	271,879
Valero Energy Corp.
4.35%, 06/01/2028	4,300,000	4,329,135
7.50%, 04/15/2032	1,131,000	1,439,544
6.63%, 06/15/2037	5,000,000	6,038,141
Western Gas Partners LP
5.38%, 06/01/2021	1,764,000	1,823,187
4.00%, 07/01/2022	2,190,000	2,180,050
3.95%, 06/01/2025	2,927,000	2,790,151
4.50%, 03/01/2028	238,000	228,180
5.45%, 04/01/2044	977,000	914,269
5.30%, 03/01/2048	3,253,000	2,977,077
Williams Cos., Inc.
4.55%, 06/24/2024	3,663,000	3,720,472
8.75%, 03/15/2032	5,129,000	6,844,996
5.75%, 06/24/2044	2,500,000	2,671,800
Williams Partners LP
4.30%, 03/04/2024	2,500,000	2,521,574
3.90%, 01/15/2025	700,000	684,585
6.30%, 04/15/2040	2,083,000	2,351,955
5.40%, 03/04/2044	2,750,000	2,837,794
4.90%, 01/15/2045	7,000,000	6,800,223
4.85%, 03/01/2048	3,890,000	3,754,452
Woodside Finance Ltd.
3.65%, 03/05/2025 (3)	3,300,000	3,177,398
		526,187,209
Financials - 12.22%
ABN AMRO Bank NV
2.45%, 06/04/2020 (3)	3,594,000	3,539,702
2.65%, 01/19/2021 (3)	1,000,000	981,522
3.40%, 08/27/2021 (3)	7,082,000	7,053,948
4.75%, 07/28/2025 (3)	6,031,000	6,046,029
ACE INA Holdings, Inc.
2.88%, 11/03/2022	312,000	305,343
2.70%, 03/13/2023	300,000	289,974
3.15%, 03/15/2025	934,000	902,402
3.35%, 05/03/2026	250,000	242,885
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 05/15/2021	6,871,000	6,977,154
3.30%, 01/23/2023	701,000	675,250
3.50%, 01/15/2025	1,500,000	1,412,957
AIA Group Ltd.
3.20%, 03/11/2025 (3)	9,545,000	9,071,357
3.90%, 04/06/2028 (3)	1,000,000	979,963
AIG Global Funding
1.95%, 10/18/2019 (3)	6,666,000	6,602,401
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (3)	955,000	1,216,946
Air Lease Corp.
3.25%, 03/01/2025	710,000	663,406
Aircastle Ltd.
4.40%, 09/25/2023	1,480,000	1,479,858
Alexandria Real Estate Equities, Inc.
4.70%, 07/01/2030	2,716,000	2,741,749
Allstate Co./The
3.15%, 06/15/2023	420,000	411,999
Ally Financial, Inc.
8.00%, 12/31/2018	43,000	43,430
3.50%, 01/27/2019	1,000,000	1,000,000
American Express Co.
3.40%, 02/27/2023	500,000	492,170
3.70%, 08/03/2023	17,018,000	16,926,934
American Express Credit Corp.
1.88%, 11/05/2018	831,000	830,837
2.13%, 03/18/2019	318,000	317,309
2.25%, 08/15/2019	250,000	248,826
2.38%, 05/26/2020	894,000	882,896
2.60%, 09/14/2020	319,000	316,096
2.25%, 05/05/2021	380,000	370,304
2.70%, 03/03/2022	1,250,000	1,217,708
American International Group, Inc.
6.40%, 12/15/2020	5,100,000	5,425,888
4.88%, 06/01/2022	3,500,000	3,648,312
4.13%, 02/15/2024	879,000	882,723
3.75%, 07/10/2025	444,000	432,319
3.90%, 04/01/2026	1,370,000	1,340,517
3.88%, 01/15/2035	376,000	340,450
4.50%, 07/16/2044	6,043,000	5,664,016
8.18% (3 Month LIBOR USD + 4.20%), 05/15/2058 (2)	107,000	134,285
American Tower Corp.
2.25%, 01/15/2022	600,000	572,650
3.50%, 01/31/2023	341,000	335,783
3.38%, 10/15/2026	506,000	470,995
American Tower Trust #1
3.07%, 03/15/2023 (3)	2,900,000	2,831,693
Ameriprise Financial, Inc.
7.30%, 06/28/2019	215,000	221,982
2.88%, 09/15/2026	1,015,000	941,277
AmSouth Bancorp.
6.75%, 11/01/2025	527,000	594,596
ANZ New Zealand Int'l Ltd./London
2.60%, 09/23/2019 (3)	5,787,000	5,767,053
2.85%, 08/06/2020 (3)	250,000	247,403
3.45%, 01/21/2028 (3)	500,000	473,816
Aon Plc
4.00%, 11/27/2023	5,000,000	5,051,946
3.50%, 06/14/2024	815,000	794,695
Assurant, Inc.
4.20%, 09/27/2023	1,210,000	1,203,133
Athene Global Funding
2.75%, 04/20/2020 (3)	1,407,000	1,389,361
4.00%, 01/25/2022 (3)	1,104,000	1,106,183
Athene Holding Ltd.
4.13%, 01/12/2028	1,380,000	1,288,652
Australia & New Zealand Banking Group Ltd.
2.25%, 12/19/2019 (3)	800,000	792,809
4.88%, 01/12/2021 (3)	296,000	305,426
4.50%, 03/19/2024 (3)	9,000,000	8,973,233
4.40%, 05/19/2026 (3)	226,000	221,753
AvalonBay Communities, Inc.
2.85%, 03/15/2023	600,000	581,557
2.90%, 10/15/2026	220,000	204,872
3.20%, 01/15/2028	500,000	472,259
3.90%, 10/15/2046	214,000	196,186
AXIS Specialty Finance Plc
2.65%, 04/01/2019	2,890,000	2,885,132
Banco del Estado de Chile
2.67%, 01/08/2021 (3)	9,493,000	9,267,636
Banco Santander SA
3.50%, 04/11/2022	5,000,000	4,899,013
3.13%, 02/23/2023	2,200,000	2,087,501
3.46% (3 Month LIBOR USD + 1.12%), 04/12/2023 (2)	1,000,000	1,001,974
3.85%, 04/12/2023	2,400,000	2,344,462
5.18%, 11/19/2025	1,500,000	1,506,490
4.38%, 04/12/2028	800,000	756,292
Bank Nederlandse Gemeenten NV
2.63%, 04/28/2021 (3)	6,350,000	6,282,105
Bank of America Corp.
2.60%, 01/15/2019	142,000	141,978
2.65%, 04/01/2019	710,000	710,059
2.25%, 04/21/2020	1,901,000	1,875,641
2.63%, 10/19/2020	385,000	380,333
2.63%, 04/19/2021	6,205,000	6,103,134
2.37% (3 Month LIBOR USD + 0.66%), 07/21/2021 (2)	2,500,000	2,456,088
3.50% (3 Month LIBOR USD + 0.63%), 05/17/2022 (2)	22,576,000	22,562,040
2.50%, 10/21/2022	931,000	891,314
3.30%, 01/11/2023	5,233,000	5,154,353
3.12% (3 Month LIBOR USD + 1.16%), 01/20/2023 (2)	951,000	933,792
2.88% (3 Month LIBOR USD + 1.02%), 04/24/2023 (2)	1,640,000	1,594,437
4.10%, 07/24/2023	217,000	220,889
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023 (2)	16,487,000	15,995,777
3.55% (3 Month LIBOR USD + 0.78%), 03/05/2024 (2)	1,600,000	1,581,242
4.00%, 04/01/2024	2,390,000	2,410,709
3.86% (3 Month LIBOR USD + 0.94%), 07/23/2024 (2)	4,500,000	4,498,792
4.20%, 08/26/2024	1,750,000	1,757,840
4.00%, 01/22/2025	24,258,000	23,928,864
3.95%, 04/21/2025	5,201,000	5,090,138
3.09% (3 Month LIBOR USD + 1.09%), 10/01/2025 (2)	5,055,000	4,814,143
3.37% (3 Month LIBOR USD + 0.81%), 01/23/2026 (2)	1,500,000	1,441,924
4.45%, 03/03/2026	7,140,000	7,144,864
4.25%, 10/22/2026	544,000	537,512
3.25%, 10/21/2027	5,800,000	5,393,232
3.82% (3 Month LIBOR USD + 1.58%), 01/20/2028 (2)	6,750,000	6,569,124
3.71% (3 Month LIBOR USD + 1.51%), 04/24/2028 (2)	4,500,000	4,329,148
3.59% (3 Month LIBOR USD + 1.37%), 07/21/2028 (2)	7,800,000	7,431,924
3.42% (3 Month LIBOR USD + 1.04%), 12/20/2028 (2)	700,000	656,586
3.97% (3 Month LIBOR USD + 1.07%), 03/05/2029 (2)	3,900,000	3,804,464
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029 (2)	1,500,000	1,496,824
6.11%, 01/29/2037	3,580,000	4,112,287
7.75%, 05/14/2038	137,000	184,727
Bank of Montreal
2.38%, 01/25/2019	215,000	214,844
1.50%, 07/18/2019	522,000	516,549
2.80% (3 Month LIBOR USD + 0.46%), 04/13/2021 (2)	2,400,000	2,409,600
3.10%, 04/13/2021	2,545,000	2,533,165
2.35%, 09/11/2022	1,378,000	1,321,368
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032 (2)	6,500,000	6,073,210
Bank of New York Mellon Corp.
4.60%, 01/15/2020	387,000	394,831
2.60%, 08/17/2020	663,000	657,744
2.45%, 11/27/2020	247,000	243,335
2.50%, 04/15/2021	215,000	211,090
2.60%, 02/07/2022	700,000	682,829
2.95%, 01/29/2023	1,000,000	975,253
2.66% (3 Month LIBOR USD + 0.63%), 05/16/2023 (2)	355,000	343,711
3.25%, 09/11/2024	650,000	635,719
3.00%, 02/24/2025	5,360,000	5,132,138
2.80%, 05/04/2026	305,000	285,946
Bank of Nova Scotia
1.85%, 04/14/2020	1,900,000	1,865,137
2.50%, 01/08/2021	17,285,000	16,982,189
1.88%, 09/20/2021 (3)	400,000	384,003
2.70%, 03/07/2022	800,000	780,421
2.45%, 09/19/2022	5,000,000	4,812,755
Banque Federative du Credit Mutuel SA
2.00%, 04/12/2019 (3)	5,350,000	5,320,162
Barclays Plc
3.68%, 01/10/2023	15,364,000	14,959,015
4.34% (3 Month LIBOR USD + 1.36%), 05/16/2024 (2)	9,557,000	9,438,908
3.65%, 03/16/2025	2,522,000	2,368,355
4.38%, 01/12/2026	6,174,000	5,989,002
5.20%, 05/12/2026	500,000	491,280
4.34%, 01/10/2028	2,360,000	2,231,953
BB&T Corp.
6.85%, 04/30/2019	170,000	174,020
5.25%, 11/01/2019	284,000	290,619
2.63%, 06/29/2020	1,100,000	1,090,176
3.20%, 09/03/2021	14,988,000	14,898,085
2.85%, 10/26/2024	1,000,000	956,615
Berkshire Hathaway Finance Corp.
5.75%, 01/15/2040	134,000	160,966
4.40%, 05/15/2042	1,524,000	1,551,135
4.30%, 05/15/2043	322,000	324,942
4.20%, 08/15/2048	5,141,000	5,097,651
Berkshire Hathaway, Inc.
3.75%, 08/15/2021	605,000	619,841
3.00%, 02/11/2023	268,000	266,051
3.13%, 03/15/2026	8,130,000	7,840,003
BlackRock, Inc.
5.00%, 12/10/2019	484,000	496,164
4.25%, 05/24/2021	475,000	487,921
3.50%, 03/18/2024	405,000	405,826
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 (3)	1,445,000	1,523,816
4.45%, 07/15/2045 (3)	170,000	157,681
BNP Paribas SA
3.25%, 03/03/2023	1,820,000	1,787,583
3.80%, 01/10/2024 (3)	1,600,000	1,564,605
3.38%, 01/09/2025 (3)	10,725,000	10,149,664
4.40%, 08/14/2028 (3)	725,000	711,077
BNZ International Funding Ltd./London
2.10%, 09/14/2021 (3)	400,000	381,805
2.65%, 11/03/2022 (3)	10,091,000	9,622,056
3.38%, 03/01/2023 (3)	6,000,000	5,870,358
BOC Aviation Ltd.
2.75%, 09/18/2022 (3)	780,000	740,320
Boston Properties LP
3.13%, 09/01/2023	300,000	291,621
3.20%, 01/15/2025	1,139,000	1,089,402
3.65%, 02/01/2026	557,000	539,342
BPCE SA
2.50%, 12/10/2018	2,500,000	2,500,311
2.50%, 07/15/2019	1,300,000	1,293,838
2.75%, 01/11/2023 (3)	1,000,000	955,937
5.70%, 10/22/2023 (3)	3,645,000	3,798,899
4.63%, 07/11/2024 (3)	1,300,000	1,287,065
5.15%, 07/21/2024 (3)	4,800,000	4,880,684
3.38%, 12/02/2026	500,000	467,247
3.25%, 01/11/2028 (3)	7,815,000	7,171,340
Brixmor Operating Partnership LP
3.85%, 02/01/2025	1,100,000	1,059,477
Brookfield Finance, Inc.
3.90%, 01/25/2028	770,000	731,484
4.70%, 09/20/2047	769,000	736,282
Canadian Imperial Bank of Commerce
1.60%, 09/06/2019	1,500,000	1,482,986
2.55%, 06/16/2022	800,000	772,658
Capital One Bank USA NA
2.15%, 11/21/2018	5,000,000	4,997,300
3.38%, 02/15/2023	6,000,000	5,836,434
Capital One Financial Corp.
2.45%, 04/24/2019	353,000	352,459
2.50%, 05/12/2020	7,800,000	7,702,734
3.45%, 04/30/2021	9,525,000	9,514,155
3.20%, 01/30/2023	5,000,000	4,844,359
3.75%, 04/24/2024	824,000	809,230
3.20%, 02/05/2025	726,000	682,875
4.20%, 10/29/2025	400,000	390,669
3.75%, 07/28/2026	960,000	895,345
Capital One NA
2.40%, 09/05/2019	500,000	497,301
2.95%, 07/23/2021	4,120,000	4,050,852
2.25%, 09/13/2021	7,005,000	6,740,714
Carlyle Investment Management LLC
4.35%, 07/15/2019 (12)	89,084	80,176
CDP Financial, Inc.
4.40%, 11/25/2019 (3)	310,000	315,102
Charles Schwab Co.
3.23%, 09/01/2022	165,000	163,248
3.20%, 03/02/2027	1,700,000	1,616,754
Citibank NA
3.05%, 05/01/2020	21,800,000	21,748,770
2.13%, 10/20/2020	9,253,000	9,035,554
Citigroup, Inc.
2.40%, 02/18/2020	2,500,000	2,475,550
2.35%, 08/02/2021	269,000	260,632
2.75%, 04/25/2022	17,920,000	17,405,404
3.14% (3 Month LIBOR USD + 0.72%), 01/24/2023 (2)	1,111,000	1,089,648
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023 (2)	14,934,000	14,444,323
3.75%, 06/16/2024	4,000,000	3,967,531
4.40%, 06/10/2025	11,687,000	11,661,325
5.50%, 09/13/2025	494,000	526,035
3.70%, 01/12/2026	10,750,000	10,425,749
3.40%, 05/01/2026	1,000,000	948,788
3.20%, 10/21/2026	905,000	844,789
4.30%, 11/20/2026	1,570,000	1,546,915
4.45%, 09/29/2027	13,120,000	12,960,892
3.89% (3 Month LIBOR USD + 1.56%), 01/10/2028 (2)	4,100,000	3,977,713
6.63%, 01/15/2028	387,000	444,512
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028 (2)	3,300,000	3,142,774
4.13%, 07/25/2028	213,000	205,657
3.52% (3 Month LIBOR USD + 1.15%), 10/27/2028 (2)	7,000,000	6,576,592
3.88% (3 Month LIBOR USD + 1.17%), 01/24/2039 (2)	500,000	460,120
8.13%, 07/15/2039	164,000	236,434
5.88%, 01/30/2042	212,000	246,047
4.75%, 05/18/2046	1,200,000	1,172,752
4.65%, 07/23/2048	3,311,000	3,343,513
Citizens Bank NA/Providence RI
2.45%, 12/04/2019	8,000,000	7,941,793
3.70%, 03/29/2023	1,370,000	1,360,113
Citizens Financial Group, Inc.
2.38%, 07/28/2021	188,000	181,363
4.30%, 12/03/2025	343,000	338,046
CME Group, Inc.
3.00%, 09/15/2022	1,135,000	1,118,896
3.00%, 03/15/2025	838,000	807,268
5.30%, 09/15/2043	115,000	132,278
CNA Financial Co.
7.25%, 11/15/2023	7,470,000	8,438,410
3.95%, 05/15/2024	303,000	301,306
3.45%, 08/15/2027	820,000	758,884
Comerica Bank
2.50%, 06/02/2020	8,000,000	7,889,983
Commonwealth Bank of Australia
2.00%, 09/06/2021 (3)	450,000	430,967
2.50%, 09/18/2022 (3)	800,000	766,190
3.45%, 03/16/2023 (3)	1,300,000	1,287,247
4.50%, 12/09/2025 (3)	778,000	770,587
3.90%, 03/16/2028 (3)	1,300,000	1,287,649
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/2019	1,000,000	994,168
Compass Bank
2.75%, 09/29/2019	5,000,000	4,985,040
3.88%, 04/10/2025	7,840,000	7,519,775
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.88%, 02/08/2022	5,323,000	5,364,352
4.38%, 08/04/2025	1,265,000	1,252,147
5.80%, 09/30/2110 (3)	361,000	405,274
Cooperatieve Rabobank UA
3.88%, 09/26/2023 (3)	1,400,000	1,395,677
4.63%, 12/01/2023	8,051,000	8,171,805
CPPIB Capital, Inc.
2.75%, 11/02/2027 (3)	3,000,000	2,839,206
Credit Agricole SA
3.25%, 10/04/2024 (3)	11,920,000	11,178,184
4.38%, 03/17/2025 (3)	305,000	298,288
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033 (2)(3)	5,000,000	4,630,712
Credit Agricole SA/London
3.75%, 04/24/2023 (3)	575,000	563,938
4.13%, 01/10/2027 (3)	1,099,000	1,062,840
Credit Suisse Group AG
3.57%, 01/09/2023 (3)	3,216,000	3,151,035
4.28%, 01/09/2028 (3)	3,973,000	3,861,900
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029 (2)(3)	2,499,000	2,351,015
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/2020	541,000	536,185
3.80%, 06/09/2023	8,500,000	8,400,645
3.75%, 03/26/2025	1,900,000	1,831,776
4.55%, 04/17/2026	1,500,000	1,506,400
Credit Suisse/New York NY
2.30%, 05/28/2019	413,000	411,812
5.30%, 08/13/2019	169,000	172,389
3.00%, 10/29/2021	1,265,000	1,246,821
3.63%, 09/09/2024	560,000	551,748
Crown Castle International Corp.
4.88%, 04/15/2022	1,112,000	1,147,170
5.25%, 01/15/2023	400,000	419,199
4.00%, 03/01/2027	261,000	252,726
Dai-ichi Life Insurance Co., Ltd.
4.00% (3 Month LIBOR USD + 3.66%), 12/29/2049 (2)(3)	1,179,000	1,099,417
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (3)	854,000	832,489
Danske Bank A/S
2.00%, 09/08/2021 (3)	558,000	529,082
2.70%, 03/02/2022 (3)	542,000	519,461
DDR Corp.
4.70%, 06/01/2027	368,000	369,860
Deutsche Bank AG/London
2.50%, 02/13/2019	6,000,000	5,985,192
3.70%, 05/30/2024	2,063,000	1,941,902
Deutsche Bank AG/New York NY
3.15%, 01/22/2021	5,000,000	4,885,572
4.25%, 10/14/2021	4,165,000	4,145,845
3.30%, 11/16/2022	3,000,000	2,852,866
4.10%, 01/13/2026	850,000	804,883
Development Bank of Japan, Inc.
2.13%, 09/01/2022 (3)	1,200,000	1,145,720
Dexia Credit Local SA
1.88%, 09/15/2021 (3)	2,750,000	2,646,438
3.25%, 09/26/2023 (3)	1,750,000	1,743,715
Digital Realty Trust LP
3.70%, 08/15/2027	462,000	438,626
Discover Bank
3.10%, 06/04/2020	8,000,000	7,949,345
3.35%, 02/06/2023	4,000,000	3,883,365
4.20%, 08/08/2023	7,156,000	7,179,322
3.45%, 07/27/2026	1,951,000	1,814,475
4.65%, 09/13/2028	4,000,000	4,007,436
Discover Financial Services
3.75%, 03/04/2025	2,920,000	2,782,158
Duke Realty LP
3.63%, 04/15/2023	7,744,000	7,661,514
3.25%, 06/30/2026	203,000	190,877
EPR Properties
4.50%, 06/01/2027	807,000	770,888
4.95%, 04/15/2028	665,000	653,077
Equity Commonwealth
5.88%, 09/15/2020	1,948,000	2,003,035
ERP Operating LP
2.38%, 07/01/2019	646,000	643,448
4.63%, 12/15/2021	260,000	268,052
3.00%, 04/15/2023	200,000	194,852
2.85%, 11/01/2026	542,000	501,906
3.50%, 03/01/2028	614,000	592,323
Fifth Third Bancorp
2.88%, 07/27/2020	2,000,000	1,987,281
3.95%, 03/14/2028	1,000,000	981,129
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/2019	1,100,000	1,098,099
First Tennessee Bank NA
2.95%, 12/01/2019	5,000,000	4,985,870
FMR LLC
4.95%, 02/01/2033 (3)	250,000	262,948
6.45%, 11/15/2039 (3)	258,000	318,402
GE Capital International Funding Co.
2.34%, 11/15/2020	5,186,000	5,067,104
4.42%, 11/15/2035	7,510,000	7,038,872
GE Capital International Funding Unlimited Co.
3.37%, 11/15/2025	554,000	527,162
General Electric Capital Co.
2.20%, 01/09/2020	161,000	159,291
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	147,282
Goldman Sachs Group, Inc.
2.55%, 10/23/2019	1,000,000	995,508
5.38%, 03/15/2020	2,985,000	3,077,187
2.60%, 04/23/2020	5,030,000	4,983,825
2.35%, 11/15/2021	4,192,000	4,035,618
5.75%, 01/24/2022	17,000,000	18,083,205
3.00%, 04/26/2022	1,653,000	1,619,773
2.88% (3 Month LIBOR USD + 0.82%), 10/31/2022 (2)	5,373,000	5,242,211
2.91% (3 Month LIBOR USD + 1.05%), 06/05/2023 (2)	3,076,000	2,975,422
2.91% (3 Month LIBOR USD + 0.99%), 07/24/2023 (2)	8,773,000	8,472,705
3.50%, 01/23/2025	6,509,000	6,302,310
3.75%, 05/22/2025	1,305,000	1,278,372
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025 (2)	5,590,000	5,339,247
3.75%, 02/25/2026	9,005,000	8,745,941
3.50%, 11/16/2026	1,700,000	1,612,451
3.85%, 01/26/2027	2,975,000	2,884,712
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028 (2)	3,488,000	3,318,051
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029 (2)	15,281,000	15,050,693
6.75%, 10/01/2037	4,773,000	5,734,797
4.41% (3 Month LIBOR USD + 1.43%), 04/23/2039 (2)	6,268,000	6,076,114
5.15%, 05/22/2045	4,000,000	4,076,063
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.
3.40%, 09/30/2026 (3)	1,000,000	927,440
Goodman U.S. Finance Three LLC
3.70%, 03/15/2028 (3)	862,000	805,246
4.50%, 10/15/2037 (3)	200,000	191,631
Government Properties Income Trust
3.75%, 08/15/2019	4,410,000	4,426,532
4.00%, 07/15/2022	1,255,000	1,240,518
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048 (3)	2,000,000	2,020,038
Great-West Lifeco Finance Delaware LP
4.15%, 06/03/2047 (3)	1,100,000	1,034,770
Guardian Life Insurance Co. of America/The
4.85%, 01/24/2077 (3)	5,854,000	5,728,192
Hartford Financial Services Group, Inc./The
6.00%, 01/15/2019	4,591,000	4,633,866
5.50%, 03/30/2020	4,118,000	4,241,973
5.13%, 04/15/2022	5,500,000	5,767,425
4.30%, 04/15/2043	1,080,000	1,021,945
HCP, Inc.
4.20%, 03/01/2024	241,000	240,034
3.40%, 02/01/2025	662,000	627,295
Highmark, Inc.
4.75%, 05/15/2021 (3)	3,322,000	3,368,435
HSBC Bank Plc
4.75%, 01/19/2021 (3)	1,382,000	1,421,265
HSBC Holdings Plc
2.92% (3 Month LIBOR USD + 0.60%), 05/18/2021 (2)	7,250,000	7,264,041
2.65%, 01/05/2022	2,618,000	2,540,241
4.00%, 03/30/2022	1,494,000	1,511,980
3.60%, 05/25/2023	2,301,000	2,277,613
3.03% (3 Month LIBOR USD + 0.92%), 11/22/2023 (2)	1,051,000	1,014,852
4.25%, 03/14/2024	2,795,000	2,777,455
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024 (2)	8,201,000	8,145,359
4.25%, 08/18/2025	1,009,000	989,401
4.30%, 03/08/2026	1,000,000	995,103
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026 (2)	7,000,000	6,921,822
4.38%, 11/23/2026	559,000	549,137
4.04% (3 Month LIBOR USD + 1.55%), 03/13/2028 (2)	1,533,000	1,475,933
HSBC USA, Inc.
5.00%, 09/27/2020	3,000,000	3,086,428
9.13%, 05/15/2021	75,000	84,491
Huntington Bancshares, Inc./OH
3.15%, 03/14/2021	225,000	223,044
2.30%, 01/14/2022	4,220,000	4,041,152
Huntington National Bank
2.20%, 11/06/2018	3,328,000	3,327,006
2.88%, 08/20/2020	4,534,000	4,488,081
3.55%, 10/06/2023	4,352,000	4,302,608
Industrial & Commercial Bank of China Ltd./New York
2.45%, 10/20/2021	1,150,000	1,102,574
ING Bank NV
2.00%, 11/26/2018 (3)	355,000	354,706
1.65%, 08/15/2019 (3)	800,000	791,237
2.50%, 10/01/2019 (3)	2,350,000	2,336,824
2.45%, 03/16/2020 (3)	2,000,000	1,975,252
5.80%, 09/25/2023 (3)	4,800,000	5,059,923
ING Groep NV
3.15%, 03/29/2022	4,000,000	3,903,509
4.10%, 10/02/2023	11,289,000	11,279,680
4.55%, 10/02/2028	7,139,000	7,101,374
Intercontinental Exchange, Inc.
4.00%, 10/15/2023	578,000	592,658
International Lease Finance Corp.
8.63%, 01/15/2022	1,200,000	1,363,636
5.88%, 08/15/2022	438,000	463,235
Intesa Sanpaolo SpA
3.88%, 07/14/2027 (3)	937,000	799,241
3.88%, 01/12/2028 (3)	1,118,000	946,854
Invesco Finance Plc
4.00%, 01/30/2024	2,889,000	2,897,487
3.75%, 01/15/2026	4,249,000	4,177,597
Jackson National Life Global Funding
1.88%, 10/15/2018 (3)	225,000	224,950
2.50%, 06/27/2022 (3)	800,000	769,882
3.25%, 01/30/2024 (3)	460,000	446,971
3.05%, 04/29/2026 (3)	473,000	441,726
Jefferies Group LLC
6.88%, 04/15/2021	430,000	461,177
5.13%, 01/20/2023	2,600,000	2,687,987
6.45%, 06/08/2027	428,000	463,427
6.25%, 01/15/2036	155,000	156,609
John Hancock Life Insurance Co.
7.38%, 02/15/2024 (3)	731,000	841,909
JPMorgan Chase & Co.
2.25%, 01/23/2020	2,000,000	1,979,479
4.25%, 10/15/2020	64,000	65,233
2.30%, 08/15/2021	3,600,000	3,499,694
4.35%, 08/15/2021	10,000,000	10,253,102
3.38%, 05/01/2023	3,800,000	3,729,006
3.56% (3 Month LIBOR USD + 0.73%), 04/23/2024 (2)	8,000,000	7,914,876
3.13%, 01/23/2025	4,000,000	3,835,663
3.30%, 04/01/2026	1,870,000	1,792,103
3.20%, 06/15/2026	11,090,000	10,506,427
2.95%, 10/01/2026	5,000,000	4,642,859
4.01% (3 Month LIBOR USD + 1.12%), 04/23/2029 (2)	2,320,000	2,279,445
5.60%, 07/15/2041	494,000	569,402
4.95%, 06/01/2045	6,575,000	6,884,395
3.96% (3 Month LIBOR USD + 1.38%), 11/15/2048 (2)	10,492,000	9,566,765
JPMorgan Chase Bank NA
3.09% (3 Month LIBOR USD + 0.35%), 04/26/2021 (2)	26,177,000	26,105,485
KeyBank NA/Cleveland OH
3.18%, 05/22/2022	567,000	558,377
KeyCorp.
2.90%, 09/15/2020	280,000	278,080
5.10%, 03/24/2021	211,000	219,588
Kimco Realty Corp.
4.45%, 09/01/2047	3,540,000	3,243,561
LeasePlan Co. NV
2.88%, 01/22/2019 (3)	725,000	724,451
Legg Mason, Inc.
3.95%, 07/15/2024	820,000	808,489
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 (3)	1,700,000	1,749,700
4.95%, 05/01/2022 (3)	351,000	363,480
4.25%, 06/15/2023 (3)	322,000	325,510
6.50%, 03/15/2035 (3)	4,500,000	5,254,545
6.50%, 05/01/2042 (3)	2,000,000	2,414,774
10.75% (3 Month LIBOR USD + 7.12%), 06/15/2058 (2)(3)	269,000	404,845
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (3)	700,000	852,911
7.70%, 10/15/2097 (3)	100,000	131,006
Liberty Property LP
3.25%, 10/01/2026	303,000	281,927
Lincoln National Co.
4.20%, 03/15/2022	873,000	885,511
3.80%, 03/01/2028	3,900,000	3,762,816
7.00%, 06/15/2040	1,715,000	2,149,411
4.39% (3 Month LIBOR USD + 2.04%), 04/20/2067 (2)	121,000	111,181
Lloyds Bank Plc
2.40%, 03/17/2020	1,200,000	1,184,197
5.80%, 01/13/2020 (3)	172,000	177,346
3.30%, 05/07/2021	11,200,000	11,155,160
Lloyds Banking Group Plc
4.05%, 08/16/2023	3,000,000	2,977,253
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023 (2)	8,950,000	8,537,010
4.45%, 05/08/2025	855,000	855,686
4.58%, 12/10/2025	550,000	539,773
3.75%, 01/11/2027	2,000,000	1,878,902
4.38%, 03/22/2028	949,000	925,187
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028 (2)	1,000,000	915,609
Macquarie Bank Ltd.
2.60%, 06/24/2019 (3)	1,093,000	1,090,294
2.40%, 01/21/2020 (3)	1,600,000	1,580,424
2.85%, 07/29/2020 (3)	400,000	395,557
4.00%, 07/29/2025 (3)	500,000	496,295
Macquarie Group Ltd.
3.00%, 12/03/2018 (3)	6,000,000	6,004,520
6.00%, 01/14/2020 (3)	1,975,000	2,040,674
6.25%, 01/14/2021 (3)	1,111,000	1,171,005
3.19% (3 Month LIBOR USD + 1.02%), 11/28/2023 (2)(3)	6,000,000	5,758,896
4.15% (3 Month LIBOR USD + 1.33%), 03/27/2024 (2)(3)	2,000,000	1,991,373
3.76% (3 Month LIBOR USD + 1.37%), 11/28/2028 (2)(3)	2,565,000	2,380,684
Manulife Financial Corp.
4.90%, 09/17/2020	225,000	231,699
4.06% (5 Year Mid Swap Rate USD + 1.65%), 02/24/2032 (2)	1,910,000	1,818,801
Markel Corp.
7.13%, 09/30/2019	3,780,000	3,911,753
3.63%, 03/30/2023	400,000	392,383
5.00%, 04/05/2046	1,265,000	1,291,711
Marsh & McLennan Cos, Inc.
2.35%, 03/06/2020	3,769,000	3,718,797
4.80%, 07/15/2021	5,000,000	5,157,841
Massachusetts Mutual Life Insurance Co.
7.63%, 11/15/2023 (3)	550,000	625,807
8.88%, 06/01/2039 (3)	1,760,000	2,699,751
5.38%, 12/01/2041 (3)	203,000	227,349
4.90%, 04/01/2077 (3)	5,000,000	4,924,319
MassMutual Global Funding II
2.50%, 10/17/2022 (3)	386,000	371,952
2.75%, 06/22/2024 (3)	700,000	667,476
MBIA Insurance Co.
13.60% (3 Month LIBOR USD + 11.26%), 01/15/2033 (2)(3)(9)	86,000	52,782
MetLife, Inc.
6.50%, 12/15/2032	56,000	68,641
6.40%, 12/15/2036	3,859,000	4,090,540
4.88%, 11/13/2043	3,000,000	3,150,352
Metropolitan Life Global Funding I
2.30%, 04/10/2019 (3)	1,598,000	1,594,871
3.88%, 04/11/2022 (3)	1,480,000	1,496,233
3.00%, 01/10/2023 (3)	407,000	398,689
3.00%, 09/19/2027 (3)	1,180,000	1,101,783
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/2021	330,000	325,465
3.00%, 02/22/2022	206,000	201,556
2.67%, 07/25/2022	800,000	770,787
3.46%, 03/02/2023	9,000,000	8,881,647
2.53%, 09/13/2023	481,000	452,067
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.65%, 09/19/2022 (3)	764,000	728,165
3.96%, 09/19/2023 (3)	2,730,000	2,725,839
Mitsubishi UFJ Trust & Banking Corp.
2.45%, 10/16/2019 (3)	1,500,000	1,492,011
Mizuho Bank Ltd.
2.65%, 09/25/2019 (3)	3,000,000	2,991,930
2.40%, 03/26/2020 (3)	5,000,000	4,936,601
3.60%, 09/25/2024 (3)	1,250,000	1,225,502
Mizuho Financial Group, Inc.
2.95%, 02/28/2022	2,000,000	1,947,990
2.60%, 09/11/2022	3,500,000	3,341,517
Morgan Stanley
7.30%, 05/13/2019	2,257,000	2,317,126
2.38%, 07/23/2019	450,000	448,167
5.63%, 09/23/2019	2,302,000	2,364,235
2.65%, 01/27/2020	750,000	745,174
5.50%, 07/24/2020	360,000	373,497
5.75%, 01/25/2021	12,049,000	12,659,985
2.50%, 04/21/2021	2,000,000	1,953,913
5.50%, 07/28/2021	2,692,000	2,833,491
2.63%, 11/17/2021	3,860,000	3,752,654
2.75%, 05/19/2022	8,390,000	8,137,792
3.13%, 01/23/2023	1,735,000	1,689,933
3.75%, 02/25/2023	1,882,000	1,881,191
4.10%, 05/22/2023	3,460,000	3,480,537
3.88%, 04/29/2024	2,050,000	2,040,071
3.70%, 10/23/2024	1,167,000	1,148,662
4.00%, 07/23/2025	5,039,000	5,019,853
5.00%, 11/24/2025	4,959,000	5,133,684
3.88%, 01/27/2026	1,400,000	1,375,464
4.35%, 09/08/2026	930,000	922,125
3.63%, 01/20/2027	7,500,000	7,197,550
3.95%, 04/23/2027	14,190,000	13,611,585
3.59% (3 Month LIBOR USD + 1.34%), 07/22/2028 (2)	5,882,000	5,577,697
3.77% (3 Month LIBOR USD + 1.14%), 01/24/2029 (2)	10,675,000	10,240,973
3.97% (3 Month LIBOR USD + 1.46%), 07/22/2038 (2)	1,907,000	1,778,051
6.38%, 07/24/2042	640,000	797,005
4.30%, 01/27/2045	459,000	441,539
MUFG Americas Holdings Co.
2.25%, 02/10/2020	1,070,000	1,056,131
MUFG Bank Ltd.
2.30%, 03/10/2019 (3)	5,525,000	5,515,938
2.35%, 09/08/2019 (3)	340,000	338,034
4.10%, 09/09/2023 (3)	239,000	241,516
3.75%, 03/10/2024 (3)	3,215,000	3,197,391
MUFG Union Bank NA
2.25%, 05/06/2019	900,000	897,521
National Australia Bank Ltd./New York
2.50%, 01/12/2021	2,000,000	1,958,336
3.38%, 01/14/2026	1,168,000	1,125,338
National Retail Properties, Inc.
3.60%, 12/15/2026	700,000	666,188
3.50%, 10/15/2027	400,000	375,158
National Rural Utilities Cooperative Finance Co.
10.38%, 11/01/2018	155,000	155,961
2.95%, 02/07/2024	341,000	329,984
3.05%, 04/25/2027	462,000	436,298
3.40%, 02/07/2028	1,500,000	1,455,145
8.00%, 03/01/2032	791,000	1,083,599
Nationwide Building Society
6.25%, 02/25/2020 (3)	1,000,000	1,037,973
4.00%, 09/14/2026 (3)	7,250,000	6,791,145
Nationwide Financial Services, Inc.
5.38%, 03/25/2021 (3)	2,000,000	2,068,946
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (3)	7,150,000	11,036,920
New York Life Global Funding
2.10%, 01/02/2019 (3)	8,150,000	8,141,573
2.15%, 06/18/2019 (3)	1,912,000	1,904,547
3.25%, 08/06/2021 (3)	7,451,000	7,443,714
3.00%, 01/10/2028 (3)	2,022,000	1,897,669
Nomura Holdings, Inc.
6.70%, 03/04/2020	5,300,000	5,541,256
Nordea Bank AB
1.63%, 09/30/2019 (3)	550,000	542,625
4.88%, 01/27/2020 (3)	1,200,000	1,226,175
2.50%, 09/17/2020 (3)	450,000	443,064
4.25%, 09/21/2022 (3)	12,865,000	12,938,510
3.75%, 08/30/2023 (3)	4,000,000	3,963,430
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032 (2)	411,000	382,928
OneBeacon U.S. Holdings, Inc.
4.60%, 11/09/2022	1,500,000	1,500,486
Ontario Teachers' Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (3)	1,003,000	983,357
3.88%, 03/20/2027 (3)	1,044,000	1,024,684
Ontario Teachers' Finance Trust
2.75%, 04/16/2021 (3)	3,750,000	3,709,786
ORIX Corp.
2.90%, 07/18/2022	604,000	584,030
3.25%, 12/04/2024	1,500,000	1,427,864
3.70%, 07/18/2027	700,000	670,666
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067 (2)(3)	743,000	668,113
People's United Bank NA
4.00%, 07/15/2024	4,350,000	4,296,321
PNC Bank NA
2.95%, 01/30/2023	6,500,000	6,290,261
4.20%, 11/01/2025	322,000	327,203
PNC Financial Services Group, Inc.
6.70%, 06/10/2019	212,000	217,594
5.13%, 02/08/2020	588,000	603,079
4.38%, 08/11/2020	679,000	693,078
2.85%, 11/09/2022 (1)	575,000	557,845
3.90%, 04/29/2024	2,090,000	2,078,941
Principal Financial Group, Inc.
3.13%, 05/15/2023	380,000	370,224
3.40%, 05/15/2025	7,000,000	6,780,872
Principal Life Global Funding II
3.00%, 04/18/2026 (3)	2,000,000	1,857,452
Private Export Funding Co.
4.38%, 03/15/2019	970,000	977,767
2.65%, 02/16/2021 (3)	6,750,000	6,697,228
2.80%, 05/15/2022	1,200,000	1,188,054
3.55%, 01/15/2024	2,489,000	2,534,631
3.25%, 06/15/2025	1,280,000	1,273,448
Progressive Corp.
5.38% (3 Month LIBOR USD + 2.54%), 09/15/2023 (2)	780,000	778,050
4.13%, 04/15/2047	8,050,000	7,845,452
Protective Life Co.
7.38%, 10/15/2019	854,000	889,827
4.30%, 09/30/2028 (3)	4,500,000	4,426,134
Protective Life Global Funding
2.70%, 11/25/2020 (3)	5,000,000	4,932,707
2.00%, 09/14/2021 (3)	1,100,000	1,054,643
Prudential Financial, Inc.
2.35%, 08/15/2019	650,000	647,262
6.63%, 06/21/2040	5,995,000	7,494,783
3.91%, 12/07/2047	1,231,000	1,105,634
Prudential Insurance Co. of America/The
8.30%, 07/01/2025 (3)	1,691,000	2,071,495
Realty Income Corp.
3.25%, 10/15/2022	1,490,000	1,470,621
3.88%, 04/15/2025	1,055,000	1,046,002
Regions Financial Corp.
3.20%, 02/08/2021	5,643,000	5,616,526
3.80%, 08/14/2023	1,500,000	1,491,879
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (3)	4,000,000	3,999,402
2.50%, 04/24/2019 (3)	2,700,000	2,695,368
2.50%, 01/15/2020 (3)	400,000	395,912
2.38%, 05/04/2020 (3)	6,000,000	5,907,908
3.05%, 01/20/2021 (3)	528,000	520,692
3.85%, 09/19/2023 (3)	1,775,000	1,769,538
Royal Bank of Canada
2.00%, 10/01/2018	779,000	779,000
1.88%, 02/05/2020	1,100,000	1,083,029
3.20%, 04/30/2021	1,600,000	1,596,998
4.65%, 01/27/2026	531,000	542,905
Royal Bank of Scotland Group Plc
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024 (2)	555,000	553,343
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029 (2)	2,490,000	2,472,929
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030 (2)	7,000,000	7,010,521
Santander UK Group Holdings Plc
3.13%, 01/08/2021	308,000	303,795
4.75%, 09/15/2025 (3)	1,810,000	1,764,238
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028 (2)	800,000	732,541
Santander UK Plc
2.38%, 03/16/2020	7,325,000	7,233,291
5.00%, 11/07/2023 (3)	4,150,000	4,183,557
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (3)	1,390,000	1,335,600
Select Income REIT
3.60%, 02/01/2020	2,400,000	2,387,083
Senior Housing Properties Trust
3.25%, 05/01/2019	950,000	949,604
6.75%, 04/15/2020	600,000	617,087
4.75%, 02/15/2028	1,300,000	1,256,350
Simon Property Group LP
4.38%, 03/01/2021	6,932,000	7,104,514
4.13%, 12/01/2021	442,000	450,963
3.75%, 02/01/2024	910,000	910,410
Skandinaviska Enskilda Banken AB
2.38%, 11/20/2018 (3)	5,200,000	5,197,156
2.38%, 03/25/2019 (3)	1,225,000	1,221,801
2.45%, 05/27/2020 (3)	3,000,000	2,959,932
Societe Generale SA
3.25%, 01/12/2022 (3)	7,000,000	6,836,137
4.25%, 09/14/2023 (3)	1,000,000	996,414
4.25%, 04/14/2025 (3)	800,000	771,349
SouthTrust Bank
7.69%, 05/15/2025	253,000	297,808
SpareBank 1 Boligkreditt A/S
1.75%, 11/15/2019 (3)	537,000	528,805
Stadshypotek AB
1.88%, 10/02/2019 (3)	683,000	675,539
Standard Chartered Plc
2.10%, 08/19/2019 (3)	2,500,000	2,479,231
2.40%, 09/08/2019 (3)	7,650,000	7,579,283
3.05%, 01/15/2021 (3)	800,000	787,638
0.00%, 01/20/2023 (15)	3,230,000	3,226,712
5.20%, 01/26/2024 (3)	609,000	619,651
4.87% (3 Month LIBOR USD + 1.97%), 03/15/2033 (2)(3)	800,000	778,753
State Street Co.
3.10%, 05/15/2023	321,000	314,156
3.70%, 11/20/2023	1,385,000	1,393,505
3.55%, 08/18/2025	247,000	244,770
Stifel Financial Co.
3.50%, 12/01/2020	5,000,000	4,974,448
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077 (2)(3)	1,000,000	933,080
Sumitomo Mitsui Banking Co.
2.45%, 01/10/2019	5,000,000	4,997,974
2.45%, 01/16/2020	3,925,000	3,889,258
2.51%, 01/17/2020	8,086,000	8,021,826
3.95%, 07/19/2023	250,000	251,804
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/2021	568,000	546,033
2.44%, 10/19/2021	531,000	513,796
2.85%, 01/11/2022	1,100,000	1,072,964
2.78%, 07/12/2022	1,500,000	1,451,720
2.78%, 10/18/2022	6,718,000	6,458,981
3.10%, 01/17/2023	1,033,000	1,005,030
2.63%, 07/14/2026	644,000	580,647
3.01%, 10/19/2026	297,000	274,119
Sumitomo Mitsui Trust Bank Ltd.
2.05%, 10/18/2019 (3)	1,550,000	1,532,847
SunTrust Banks, Inc.
2.50%, 05/01/2019	8,810,000	8,797,361
2.90%, 03/03/2021	324,000	320,279
2.70%, 01/27/2022	9,210,000	8,960,324
4.00%, 05/01/2025	424,000	424,755
Svenska Handelsbanken AB
2.40%, 10/01/2020	2,000,000	1,964,317
2.45%, 03/30/2021	550,000	537,516
Swedbank AB
2.38%, 02/27/2019 (3)	6,000,000	5,988,504
Synchrony Financial
2.60%, 01/15/2019	1,350,000	1,348,899
3.00%, 08/15/2019	4,775,000	4,765,367
2.70%, 02/03/2020	1,017,000	1,005,565
3.75%, 08/15/2021	6,000,000	5,958,924
4.50%, 07/23/2025	4,000,000	3,857,435
3.70%, 08/04/2026	1,100,000	993,064
3.95%, 12/01/2027	1,500,000	1,359,048
TD Ameritrade Holding Co.
5.60%, 12/01/2019	355,000	365,044
2.95%, 04/01/2022	725,000	710,898
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (3)	218,000	285,723
4.90%, 09/15/2044 (3)	200,000	212,720
4.27%, 05/15/2047 (3)	3,360,000	3,254,415
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/2019 (3)	3,700,000	3,694,841
Torchmark Corp.
4.55%, 09/15/2028	4,145,000	4,162,906
Toronto-Dominion Bank
2.25%, 11/05/2019	432,000	428,993
2.50%, 12/14/2020	500,000	492,600
2.55%, 01/25/2021	600,000	591,002
3.25%, 06/11/2021	4,010,000	4,008,413
3.63% (5 Year Swap Rate USD + 2.21%), 09/15/2031 (2)	667,000	626,393
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300,000	2,287,463
6.13%, 08/15/2043	5,000,000	5,535,865
UBS AG/London
2.45%, 12/01/2020 (3)	7,151,000	7,002,695
UBS AG/Stamford CT
2.38%, 08/14/2019	1,200,000	1,195,102
UBS Group Funding Jersey Ltd.
2.95%, 09/24/2020 (3)	1,250,000	1,238,075
4.13%, 09/24/2025 (3)	200,000	198,657
4.13%, 04/15/2026 (3)	602,000	596,707
UBS Group Funding Switzerland AG
3.49%, 05/23/2023 (3)	360,000	352,646
2.86% (3 Month LIBOR USD + 0.95%), 08/15/2023 (2)(3)	7,367,000	7,067,385
4.25%, 03/23/2028 (3)	7,715,000	7,656,345
UDR, Inc.
2.95%, 09/01/2026	276,000	252,670
United Overseas Bank Ltd.
3.20%, 04/23/2021 (3)	765,000	759,908
Ventas Realty LP
3.10%, 01/15/2023	13,500,000	13,106,552
3.75%, 05/01/2024	382,000	374,779
3.50%, 02/01/2025	251,000	239,559
4.13%, 01/15/2026	449,000	441,774
3.85%, 04/01/2027	677,000	652,157
Vereit Operating Partnership LP
4.60%, 02/06/2024	1,550,000	1,558,064
4.88%, 06/01/2026	700,000	706,046
Vornado Realty LP
3.50%, 01/15/2025	800,000	765,546
Voya Financial, Inc.
5.50%, 07/15/2022	8,000,000	8,462,426
3.13%, 07/15/2024	1,600,000	1,509,069
3.65%, 06/15/2026	200,000	190,456
WEA Finance LLC
3.15%, 04/05/2022 (3)	258,000	252,948
4.13%, 09/20/2028 (3)	3,682,000	3,646,695
4.63%, 09/20/2048 (3)	4,309,000	4,219,561
WEA Finance LLC / Westfield UK & Europe Finance Plc
3.25%, 10/05/2020 (3)	6,000,000	5,980,587
Wells Fargo & Co.
2.15%, 01/30/2020	4,105,000	4,056,298
3.50%, 03/08/2022	1,929,000	1,925,847
3.07%, 01/24/2023	2,655,000	2,590,622
3.30%, 09/09/2024	1,900,000	1,841,318
3.00%, 02/19/2025	4,075,000	3,859,142
3.55%, 09/29/2025	700,000	681,883
3.00%, 04/22/2026	6,300,000	5,859,639
4.10%, 06/03/2026	3,749,000	3,699,851
4.30%, 07/22/2027	729,000	725,847
5.38%, 11/02/2043	317,000	340,038
4.65%, 11/04/2044	675,000	660,902
4.90%, 11/17/2045	3,642,000	3,687,612
4.75%, 12/07/2046	1,857,000	1,846,876
Wells Fargo Bank NA
2.60%, 01/15/2021	2,000,000	1,966,131
Welltower, Inc.
4.50%, 01/15/2024	461,000	468,475
4.00%, 06/01/2025	400,000	394,482
4.25%, 04/15/2028	500,000	495,031
Westpac Banking Corp.
4.88%, 11/19/2019	1,105,000	1,128,452
2.00%, 03/03/2020 (3)	1,349,000	1,327,969
2.75%, 01/11/2023	1,000,000	964,587
3.40%, 01/25/2028	1,200,000	1,143,737
4.32% (5 Year Mid Swap Rate USD + 2.24%), 11/23/2031 (2)	1,500,000	1,444,582
Willis North America, Inc.
7.00%, 09/29/2019	537,000	555,376
5.05%, 09/15/2048	7,500,000	7,476,314
WR Berkley Co.
4.75%, 08/01/2044	3,445,000	3,359,312
XLIT Ltd.
2.30%, 12/15/2018	4,375,000	4,372,071
5.25%, 12/15/2043	2,700,000	2,903,854
		1,968,309,074
Industrials - 1.52%
ABB Finance USA, Inc.
2.88%, 05/08/2022	241,000	236,493
Acuity Brands Lighting, Inc.
6.00%, 12/15/2019	451,000	463,318
Airbus Group Finance BV
2.70%, 04/17/2023 (3)	376,000	363,612
Airbus SE
3.15%, 04/10/2027 (3)	736,000	701,723
3.95%, 04/10/2047 (3)	150,000	145,319
Allegion U.S. Holding Co., Inc.
3.20%, 10/01/2024	2,000,000	1,868,442
Amphenol Corp.
3.20%, 04/01/2024	8,135,000	7,801,246
Arrow Electronics, Inc.
3.50%, 04/01/2022	965,000	948,224
3.25%, 09/08/2024	219,000	206,944
3.88%, 01/12/2028	221,000	205,760
Aviation Capital Group LLC
3.88%, 05/01/2023 (3)	780,000	771,484
3.50%, 11/01/2027 (3)	700,000	638,609
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 (3)	243,000	248,298
3.80%, 10/07/2024 (3)	770,000	762,721
3.85%, 12/15/2025 (3)	500,000	490,277
BAE Systems Plc
5.80%, 10/11/2041 (3)	400,000	454,112
Burlington Northern Santa Fe LLC
3.45%, 09/15/2021	215,000	216,663
3.05%, 03/15/2022	440,000	435,257
3.00%, 03/15/2023	206,000	202,496
6.70%, 08/01/2028	62,000	75,455
7.29%, 06/01/2036	134,000	181,186
6.15%, 05/01/2037	320,000	391,902
5.75%, 05/01/2040	373,000	445,834
5.40%, 06/01/2041	542,000	619,797
4.38%, 09/01/2042	462,000	469,142
5.15%, 09/01/2043	389,000	435,514
4.15%, 04/01/2045	1,825,000	1,797,066
4.05%, 06/15/2048	1,000,000	971,280
4.15%, 12/15/2048	1,155,000	1,140,083
Canadian Pacific Railway Co.
4.50%, 01/15/2022	1,200,000	1,235,474
2.90%, 02/01/2025	644,000	612,118
7.13%, 10/15/2031	155,000	194,490
6.13%, 09/15/2115	678,000	800,317
Carlisle Co., Inc.
3.50%, 12/01/2024	3,025,000	2,896,705
Caterpillar Financial Services Co.
7.15%, 02/15/2019	62,000	63,020
2.75%, 08/20/2021	420,000	414,586
1.93%, 10/01/2021	445,000	427,888
2.85%, 06/01/2022	446,000	436,801
3.45%, 05/15/2023	650,000	649,951
3.75%, 11/24/2023	2,175,000	2,190,812
3.25%, 12/01/2024	1,429,000	1,405,102
2.40%, 08/09/2026	700,000	632,900
Caterpillar, Inc.
2.60%, 06/26/2022	220,000	214,185
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000,000	5,920,373
CNH Industrial Capital LLC
4.20%, 01/15/2024	6,709,000	6,673,477
CRH America Finance, Inc.
3.40%, 05/09/2027 (3)	200,000	186,436
CRH America, Inc.
3.88%, 05/18/2025 (3)	354,000	346,529
5.13%, 05/18/2045 (3)	230,000	230,948
CSX Corp.
4.25%, 06/01/2021	205,000	209,351
3.40%, 08/01/2024	300,000	296,661
5.50%, 04/15/2041	402,000	448,790
4.75%, 05/30/2042	175,000	180,199
4.30%, 03/01/2048	3,544,000	3,483,677
4.65%, 03/01/2068	2,000,000	1,929,513
Eaton Co.
7.63%, 04/01/2024	206,000	238,979
4.00%, 11/02/2032	143,000	141,372
5.80%, 03/15/2037	500,000	571,356
Embraer Netherlands Finance BV
5.05%, 06/15/2025	1,300,000	1,304,875
Embraer Overseas Ltd.
5.70%, 09/16/2023 (3)	900,000	931,500
Federal Express Co. 1998 Pass Through Trust
6.85%, 01/15/2019	225,317	227,289
6.72%, 01/15/2022	135,124	140,684
FedEx Corp.
3.90%, 02/01/2035	414,000	389,333
FLIR Systems, Inc.
3.13%, 06/15/2021	3,025,000	2,976,210
General Dynamics Corp.
3.00%, 05/11/2021	13,041,000	12,968,883
General Electric Capital Co.
6.00%, 08/07/2019	157,000	161,072
2.10%, 12/11/2019	152,000	150,364
5.50%, 01/08/2020	581,000	597,770
5.55%, 05/04/2020	191,000	197,868
4.38%, 09/16/2020	426,000	435,199
5.30%, 02/11/2021	184,000	191,729
3.45%, 05/15/2024	830,000	817,091
5.88%, 01/14/2038	289,000	322,206
General Electric Co.
4.65%, 10/17/2021	514,000	530,747
2.70%, 10/09/2022	175,000	168,836
Harris Corp.
3.83%, 04/27/2025	1,820,000	1,784,943
4.85%, 04/27/2035	1,000,000	1,025,121
Holcim U.S. Finance Sarl & Cie SCS
6.00%, 12/30/2019 (3)	148,000	152,645
Illinois Tool Works, Inc.
1.95%, 03/01/2019	167,000	166,565
4.88%, 09/15/2041	87,000	95,139
3.90%, 09/01/2042	1,267,000	1,238,991
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	360,000	356,526
JB Hunt Transport Services, Inc.
3.85%, 03/15/2024	650,000	642,337
John Deere Capital Co.
1.70%, 01/15/2020	123,000	121,122
2.05%, 03/10/2020	300,000	295,771
2.45%, 09/11/2020	335,000	330,948
3.15%, 10/15/2021	257,000	256,231
2.70%, 01/06/2023	619,000	601,139
2.80%, 01/27/2023	373,000	363,054
2.65%, 06/24/2024	1,000,000	950,419
2.80%, 09/08/2027	700,000	650,058
Johnson Controls International Plc
4.25%, 03/01/2021	344,000	349,650
3.75%, 12/01/2021	475,000	477,821
3.63%, 07/02/2024 (1)	161,000	158,838
6.00%, 01/15/2036	107,000	121,569
5.25%, 12/01/2041	722,000	735,881
4.95%, 07/02/2064 (1)	1,300,000	1,235,105
Keysight Technologies, Inc.
4.60%, 04/06/2027	8,000,000	7,996,568
Lockheed Martin Co.
2.50%, 11/23/2020	103,000	101,561
3.10%, 01/15/2023	346,000	342,250
4.07%, 12/15/2042	462,000	448,437
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,705,000	1,714,734
3.45%, 06/01/2027	811,000	744,555
3.50%, 12/15/2027	9,765,000	8,947,966
6.25%, 05/01/2037	107,000	118,907
Masco Corp.
6.50%, 08/15/2032	1,240,000	1,358,351
MeadWestvaco Co.
7.38%, 09/01/2019	3,300,000	3,417,913
9.75%, 06/15/2020	17,000	18,586
8.20%, 01/15/2030	537,000	696,994
Mexico City Airport Trust
5.50%, 07/31/2047 (3)	410,000	365,925
Norfolk Southern Co.
3.25%, 12/01/2021	570,000	568,259
2.90%, 02/15/2023	294,000	286,637
5.59%, 05/17/2025	6,000	6,529
7.80%, 05/15/2027	1,705,000	2,146,894
3.95%, 10/01/2042	332,000	309,501
4.80%, 08/15/2043	1,273,000	1,291,144
4.05%, 08/15/2052	1,100,000	1,028,368
Northrop Grumman Corp.
3.20%, 02/01/2027	849,000	800,263
3.25%, 01/15/2028	250,000	235,083
7.75%, 02/15/2031	206,000	271,965
3.85%, 04/15/2045	195,000	176,904
Nvent Finance Sarl
4.55%, 04/15/2028 (3)	3,625,000	3,527,170
Pactiv LLC
7.95%, 12/15/2025	34,000	36,380
Parker-Hannifin Co.
3.30%, 11/21/2024	149,000	145,988
4.45%, 11/21/2044	333,000	339,384
4.10%, 03/01/2047	583,000	569,895
Penske Truck Leasing Co. LP / PTL Finance Corp.
2.50%, 06/15/2019 (3)	184,000	183,365
3.38%, 02/01/2022 (3)	1,089,000	1,073,593
2.70%, 03/14/2023 (3)	220,000	207,975
4.13%, 08/01/2023 (3)	922,000	920,309
3.95%, 03/10/2025 (3)	7,000,000	6,856,515
Precision Castparts Co.
3.25%, 06/15/2025	880,000	853,683
4.20%, 06/15/2035	75,000	74,809
4.38%, 06/15/2045	415,000	419,791
Republic Services, Inc.
5.25%, 11/15/2021	2,795,000	2,940,768
3.55%, 06/01/2022	496,000	495,814
2.90%, 07/01/2026	245,000	227,813
Rockwell Collins, Inc.
2.80%, 03/15/2022	8,800,000	8,562,674
3.20%, 03/15/2024	409,000	394,666
4.35%, 04/15/2047	259,000	246,757
Roper Technologies, Inc.
3.00%, 12/15/2020	208,000	206,641
Ryder System, Inc.
2.50%, 05/11/2020	1,020,000	1,007,696
2.88%, 09/01/2020	345,000	342,532
Siemens Financieringsmaatschappij NV
2.90%, 05/27/2022 (3)	553,000	542,013
3.13%, 03/16/2024 (3)	800,000	778,972
2.35%, 10/15/2026 (3)	700,000	631,285
4.40%, 05/27/2045 (3)	513,000	530,098
3.30%, 09/15/2046	980,000	841,582
4.20%, 03/16/2047 (3)	315,000	317,144
Textron, Inc.
3.65%, 03/01/2021	11,600,000	11,589,153
3.65%, 03/15/2027	4,975,000	4,757,927
Timken Co./The
3.88%, 09/01/2024	1,000,000	975,787
TTX Co.
2.25%, 02/01/2019 (3)	3,375,000	3,368,299
3.60%, 01/15/2025 (3)	2,000,000	1,964,043
3.90%, 02/01/2045 (3)	4,000,000	3,654,342
Tyco Electronics Group SA
2.38%, 12/17/2018	7,025,000	7,021,102
Union Pacific Co.
4.10%, 09/15/2067	200,000	176,735
United Technologies Corp.
3.10%, 06/01/2022	524,000	515,879
3.65%, 08/16/2023	12,957,000	12,892,577
3.95%, 08/16/2025	2,455,000	2,439,419

4.13%, 11/16/2028	14,673,000	14,574,279
4.45%, 11/16/2038	455,000	451,262
4.50%, 06/01/2042	693,000	685,021
4.15%, 05/15/2045	785,000	728,853
4.63%, 11/16/2048	2,221,000	2,221,141
Vulcan Materials Co.
4.70%, 03/01/2048 (3)	2,054,000	1,882,500
Wabtec Corp.
4.38%, 08/15/2023	322,000	323,053
4.15%, 03/15/2024	5,899,000	5,845,386
3.45%, 11/15/2026	5,000,000	4,586,104
4.70%, 09/15/2028	3,488,000	3,421,756
WestRock Co.
3.00%, 09/15/2024 (3)	1,200,000	1,134,085
3.75%, 03/15/2025 (3)	1,300,000	1,277,140
Xylem, Inc./NY
3.25%, 11/01/2026	1,192,000	1,118,944
		245,616,189
Real Estate - 0.02%
HCP, Inc.
3.88%, 08/15/2024	1,981,000	1,936,615
Weyerhaeuser Co.
7.38%, 03/15/2032	500,000	631,983
		2,568,598
Technology - 1.14%
Analog Devices, Inc.
3.13%, 12/05/2023	476,000	460,160
4.50%, 12/05/2036	1,020,000	991,504
Apple, Inc.
2.15%, 02/09/2022	1,200,000	1,159,988
2.40%, 05/03/2023	322,000	309,496
3.00%, 02/09/2024	7,719,000	7,565,281
3.45%, 05/06/2024	795,000	795,728
2.85%, 05/11/2024	1,333,000	1,294,242
2.75%, 01/13/2025	1,000,000	957,670
3.20%, 05/13/2025	1,010,000	990,184
2.45%, 08/04/2026	1,111,000	1,023,983
3.35%, 02/09/2027	2,020,000	1,974,881
3.20%, 05/11/2027	743,000	717,903
3.00%, 06/20/2027	1,462,000	1,390,378
2.90%, 09/12/2027	1,643,000	1,547,415
4.50%, 02/23/2036	723,000	776,447
3.45%, 02/09/2045	500,000	447,846
3.85%, 08/04/2046	776,000	742,896
3.75%, 09/12/2047	2,300,000	2,153,170
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.00%, 01/15/2022	3,000,000	2,922,233
3.63%, 01/15/2024	1,988,000	1,927,951
3.13%, 01/15/2025	7,000,000	6,500,659
3.88%, 01/15/2027	1,200,000	1,131,733
Dell International LLC / EMC Corp.
3.48%, 06/01/2019 (3)	7,485,000	7,504,030
5.45%, 06/15/2023 (3)	10,963,000	11,515,267
Dell, Inc.
7.10%, 04/15/2028	196,000	210,210
Diamond 1 Finance Co. / Diamond 2 Finance Co.
6.02%, 06/15/2026 (3)	2,361,000	2,514,338
8.10%, 07/15/2036 (3)	4,612,000	5,529,334
DXC Technology Co.
2.88%, 03/27/2020	5,285,000	5,240,923
4.25%, 04/15/2024	9,435,000	9,456,464
4.75%, 04/15/2027	1,500,000	1,534,685
7.45%, 10/15/2029	250,000	300,128
Fidelity National Information Services, Inc.
3.63%, 10/15/2020	2,231,000	2,243,070
3.50%, 04/15/2023	1,281,000	1,265,753
3.88%, 06/05/2024	582,000	581,041
3.00%, 08/15/2026	1,300,000	1,200,701
Fiserv, Inc.
4.63%, 10/01/2020	215,000	221,091
4.75%, 06/15/2021	5,231,000	5,394,405
3.85%, 06/01/2025	5,000,000	4,953,924
Hewlett Packard Enterprise Co.
2.10%, 10/04/2019 (3)	3,300,000	3,267,917
4.40%, 10/15/2022	7,500,000	7,701,923
IBM Credit LLC
2.65%, 02/05/2021	1,200,000	1,186,405
3.00%, 02/06/2023	1,700,000	1,670,804
Intel Corp.
3.70%, 07/29/2025	456,000	458,705
4.00%, 12/15/2032	1,195,000	1,212,189
3.73%, 12/08/2047	1,035,000	962,780
International Business Machines Co.
7.63%, 10/15/2018	872,000	873,523
2.25%, 02/19/2021	1,670,000	1,636,230
6.50%, 01/15/2028	120,000	144,620
Maxim Integrated Products, Inc.
2.50%, 11/15/2018	4,200,000	4,199,325
Microsoft Corp.
2.38%, 05/01/2023	744,000	719,662
2.88%, 02/06/2024	2,068,000	2,021,086
2.40%, 08/08/2026	600,000	552,942
3.30%, 02/06/2027	892,000	875,753
3.50%, 02/12/2035	318,000	306,351
4.20%, 11/03/2035	231,000	240,702
4.10%, 02/06/2037	1,468,000	1,511,760
4.50%, 10/01/2040	125,000	134,451
3.75%, 02/12/2045	7,945,000	7,679,553
4.45%, 11/03/2045	1,385,000	1,480,763
4.00%, 02/12/2055	1,513,000	1,496,546
4.75%, 11/03/2055	408,000	460,432
3.95%, 08/08/2056	264,000	257,809
4.50%, 02/06/2057	1,286,000	1,385,122
NXP BV / NXP Funding LLC
4.63%, 06/01/2023 (3)	2,685,000	2,725,812
Oracle Corp.
5.00%, 07/08/2019	547,000	556,467
2.80%, 07/08/2021	766,000	760,137
2.40%, 09/15/2023	757,000	722,461
3.40%, 07/08/2024	2,000,000	1,982,117
2.95%, 11/15/2024	1,500,000	1,448,223
2.95%, 05/15/2025	2,000,000	1,917,402
4.30%, 07/08/2034	5,981,000	6,101,361
3.90%, 05/15/2035	2,000,000	1,933,234
3.80%, 11/15/2037	7,565,000	7,198,219
6.13%, 07/08/2039	265,000	325,952
4.00%, 07/15/2046	2,512,000	2,389,978
4.00%, 11/15/2047	1,321,000	1,251,802
4.38%, 05/15/2055	400,000	398,185
Qualcomm, Inc.
2.60%, 01/30/2023	139,000	133,632
2.90%, 05/20/2024	1,200,000	1,148,207
3.25%, 05/20/2027	1,003,000	942,616
4.30%, 05/20/2047	7,000,000	6,593,979
Seagate HDD Cayman
4.75%, 06/01/2023	1,500,000	1,492,522
Texas Instruments, Inc.
1.65%, 08/03/2019	434,000	430,173
VMware, Inc.
2.95%, 08/21/2022	2,321,000	2,233,584
Xerox Co.
2.75%, 09/01/2020	1,268,000	1,240,033
		183,810,561
Utilities - 2.91%
AEP Texas, Inc.
3.80%, 10/01/2047	3,715,000	3,323,977
AEP Transmission Co. LLC
4.00%, 12/01/2046	2,020,000	1,911,741
3.75%, 12/01/2047	2,600,000	2,372,474
4.25%, 09/15/2048	4,790,000	4,772,798
Alabama Power Co.
2.80%, 04/01/2025	2,025,000	1,897,803
6.13%, 05/15/2038	219,000	265,062
4.10%, 01/15/2042	233,000	219,934
4.15%, 08/15/2044	205,000	198,813
3.75%, 03/01/2045	182,000	166,982
Alliant Energy Finance LLC
3.75%, 06/15/2023 (3)	6,038,000	6,009,914
American Water Capital Co.
3.85%, 03/01/2024	500,000	504,575
3.40%, 03/01/2025	592,000	581,153
6.59%, 10/15/2037	386,000	493,242
4.00%, 12/01/2046	2,350,000	2,195,234
Appalachian Power Co.
6.70%, 08/15/2037	430,000	534,021
4.45%, 06/01/2045	5,124,000	5,139,100
Arizona Public Service Co.
8.75%, 03/01/2019	91,000	93,188
2.20%, 01/15/2020	167,000	165,097
3.35%, 06/15/2024	676,000	663,570
5.05%, 09/01/2041	349,000	383,723
3.75%, 05/15/2046	2,290,000	2,083,889
Atmos Energy Co.
8.50%, 03/15/2019	71,000	72,762
4.15%, 01/15/2043	830,000	805,170
4.13%, 10/15/2044	1,860,000	1,806,338
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028 (3)	10,275,000	10,213,610
Avangrid, Inc.
3.15%, 12/01/2024	610,000	581,279
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	509,000	495,265
3.50%, 08/15/2046	375,000	329,576
Berkshire Hathaway Energy Co.
2.40%, 02/01/2020	409,000	405,610
2.38%, 01/15/2021	5,888,000	5,792,714
3.50%, 02/01/2025	625,000	614,618
6.13%, 04/01/2036	366,000	442,571
Black Hills Corp.
4.35%, 05/01/2033	7,667,000	7,504,203
Boston Gas Co.
4.49%, 02/15/2042 (3)	253,000	255,061
Brooklyn Union Gas Co.
4.50%, 03/10/2046 (3)	2,000,000	2,058,084
4.27%, 03/15/2048 (3)	1,100,000	1,084,012
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	717,000	693,026
CenterPoint Energy Resources Co.
4.50%, 01/15/2021	158,000	160,816
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027 (3)	1,910,000	1,809,886
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (3)	1,333,000	1,256,582
CMS Energy Co.
3.88%, 03/01/2024	550,000	547,275
3.00%, 05/15/2026	110,000	102,874
2.95%, 02/15/2027	348,000	320,443
3.45%, 08/15/2027	350,000	335,310
Comision Federal de Electricidad
4.88%, 05/26/2021 (3)	551,000	559,954
4.88%, 01/15/2024 (3)	1,572,000	1,595,627
Commonwealth Edison Co.
3.65%, 06/15/2046	364,000	329,204
3.75%, 08/15/2047	1,000,000	923,348
4.00%, 03/01/2048	7,177,000	6,912,903
Connecticut Light & Power Co.
3.20%, 03/15/2027	600,000	576,473
4.00%, 04/01/2048	472,000	464,326
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/2040	318,000	371,938
3.85%, 06/15/2046	2,940,000	2,736,536
4.30%, 12/01/2056	3,050,000	2,906,061
4.50%, 05/15/2058	538,000	531,277
Consumers Energy Co.
5.65%, 04/15/2020	144,000	149,242
2.85%, 05/15/2022	155,000	152,731
3.25%, 08/15/2046	190,000	162,164
4.35%, 08/31/2064	191,000	183,015
Delmarva Power & Light Co.
4.00%, 06/01/2042	170,000	157,843
4.15%, 05/15/2045	1,600,000	1,559,069
Dominion Energy, Inc.
2.96%, 07/01/2019 (1)	6,539,000	6,535,992
2.75%, 09/15/2022	529,000	509,982
2.85%, 08/15/2026	304,000	276,624
5.25%, 08/01/2033	1,161,000	1,225,008
5.95%, 06/15/2035	641,000	719,353
7.00%, 06/15/2038	124,000	156,089
4.90%, 08/01/2041	212,000	217,211
Dominion Gas Holdings LLC
2.50%, 12/15/2019	1,528,000	1,516,462
2.80%, 11/15/2020	264,000	259,987
4.60%, 12/15/2044	1,300,000	1,276,805
DTE Electric Co.
3.70%, 03/15/2045	463,000	429,109
4.05%, 05/15/2048	5,349,000	5,256,269
DTE Energy Co.
2.40%, 12/01/2019	278,000	275,411
2.65%, 06/15/2022	194,000	188,168
3.70%, 08/01/2023	6,682,000	6,669,520
3.85%, 12/01/2023	292,000	292,229
3.50%, 06/01/2024	692,000	681,161
Duke Energy Carolinas LLC
4.30%, 06/15/2020	205,000	209,645
3.05%, 03/15/2023	1,000,000	983,924
6.00%, 12/01/2028	235,000	274,638
6.00%, 01/15/2038	161,000	197,637
4.25%, 12/15/2041	141,000	141,012
Duke Energy Corp.
3.55%, 09/15/2021	306,000	306,734
3.75%, 09/01/2046	9,300,000	8,159,953
3.95%, 08/15/2047	6,740,000	6,064,372
Duke Energy Florida LLC
2.10%, 12/15/2019	2,352,500	2,338,294
Duke Energy Indiana LLC
3.75%, 05/15/2046	600,000	547,807
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	398,000	402,424
6.35%, 08/15/2038	320,000	410,608
Duke Energy Progress LLC
5.30%, 01/15/2019	206,000	207,466
3.00%, 09/15/2021	372,000	368,864
2.80%, 05/15/2022	335,000	328,543
3.25%, 08/15/2025	158,000	153,499
4.10%, 05/15/2042	217,000	211,697
4.10%, 03/15/2043	181,000	177,373
4.38%, 03/30/2044	132,000	133,617
4.15%, 12/01/2044	129,000	126,164
4.20%, 08/15/2045	325,000	321,352
3.70%, 10/15/2046	506,000	461,382
Edison International
2.95%, 03/15/2023	400,000	383,250
4.13%, 03/15/2028	530,000	524,270
EDP Finance BV
3.63%, 07/15/2024 (3)	700,000	668,247
Electricite de France SA
2.15%, 01/22/2019 (3)	3,558,000	3,552,115
4.75%, 10/13/2035 (3)	5,000,000	4,920,580
6.00%, 01/22/2114 (3)	1,035,000	1,009,099
Emera U.S.Finance LP
3.55%, 06/15/2026	3,895,000	3,666,689
Enel Finance International NV
4.63%, 09/14/2025 (3)	530,000	518,536
3.63%, 05/25/2027 (3)	10,045,000	9,093,302
3.50%, 04/06/2028 (3)	900,000	791,807
4.88%, 06/14/2029 (3)	6,450,000	6,245,783
6.00%, 10/07/2039 (3)	307,000	333,481
4.75%, 05/25/2047 (3)	5,575,000	5,038,516
Entergy Arkansas, Inc.
3.50%, 04/01/2026	307,000	302,361
Entergy Corp.
2.95%, 09/01/2026	310,000	284,657
Entergy Louisiana LLC
2.40%, 10/01/2026	650,000	585,359
3.12%, 09/01/2027	370,000	348,601
3.05%, 06/01/2031	440,000	398,957
4.00%, 03/15/2033	2,610,000	2,614,329
Entergy Mississippi, Inc.
2.85%, 06/01/2028	497,000	454,284
Evergy, Inc.
4.85%, 06/01/2021	156,000	159,295
Eversource Energy
2.75%, 03/15/2022	8,563,000	8,379,621
Exelon Corp.
3.50%, 06/01/2022	10,180,000	10,001,247
4.95%, 06/15/2035	1,500,000	1,571,106
5.10%, 06/15/2045	3,635,000	3,818,463
Exelon Generation Co. LLC
5.20%, 10/01/2019	4,525,000	4,619,971
3.40%, 03/15/2022	1,180,000	1,169,190
4.25%, 06/15/2022	313,000	317,608
6.25%, 10/01/2039	300,000	326,228
5.75%, 10/01/2041	192,000	195,249
FirstEnergy Corp.
3.90%, 07/15/2027	3,706,000	3,603,198
4.85%, 07/15/2047	2,796,000	2,839,637
FirstEnergy Transmission LLC
5.45%, 07/15/2044 (3)	5,397,000	5,883,413
Florida Power & Light Co.
5.40%, 09/01/2035	700,000	788,204
5.95%, 02/01/2038	103,000	125,756
Fortis, Inc.
3.06%, 10/04/2026	3,700,000	3,393,236
Hydro-Quebec
9.40%, 02/01/2021	186,000	211,087
8.40%, 01/15/2022	826,000	945,200
8.05%, 07/07/2024	638,000	780,880
Indiana Michigan Power Co.
3.20%, 03/15/2023	991,000	975,409
Israel Electric Corp. Ltd.
9.38%, 01/28/2020 (3)	4,648,000	4,977,357
ITC Holdings Corp.
2.70%, 11/15/2022	5,908,000	5,665,931
Jersey Central Power & Light Co.
7.35%, 02/01/2019	3,758,000	3,816,109
4.70%, 04/01/2024 (3)	5,955,000	6,172,617
4.30%, 01/15/2026 (3)	740,000	741,461
6.15%, 06/01/2037	400,000	467,235
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	441,259	471,241
Kansas City Power & Light Co.
3.15%, 03/15/2023	375,000	366,071
5.30%, 10/01/2041	1,032,000	1,134,510
4.20%, 03/15/2048	500,000	478,765
KeySpan Gas East Corp.
2.74%, 08/15/2026 (3)	538,000	494,857
Korea Gas Co.
4.25%, 11/02/2020 (3)	279,000	283,260
1.88%, 07/18/2021 (3)	588,000	559,416
Korea Hydro & Nuclear Power Co. Ltd.
2.88%, 10/02/2018 (3)	4,000,000	3,998,944
3.75%, 07/25/2023 (3)	6,933,000	6,880,704
Korea Southern Power Co. Ltd.
3.00%, 01/29/2021 (3)	2,868,000	2,823,598
Massachusetts Electric Co.
4.00%, 08/15/2046 (3)	624,000	589,514
Mega Advance Investments Ltd.
5.00%, 05/12/2021 (3)	591,000	600,889
MidAmerican Energy Co.
3.50%, 10/15/2024	317,000	316,425
3.10%, 05/01/2027	696,000	662,710
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (3)	9,900,000	9,804,919
Nevada Power Co.
7.13%, 03/15/2019	188,000	191,854
5.38%, 09/15/2040	261,000	294,436
5.45%, 05/15/2041	386,000	438,143
New England Power Co.
3.80%, 12/05/2047 (3)	6,995,000	6,460,047
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (3)	804,000	764,217
NextEra Energy Capital Holdings, Inc.
2.40%, 09/15/2019	487,000	484,346
2.70%, 09/15/2019	4,684,000	4,671,204
3.34%, 09/01/2020	18,012,000	18,048,514
3.55%, 05/01/2027	403,000	387,510
Niagara Mohawk Power Co.
4.88%, 08/15/2019 (3)	168,000	170,616
3.51%, 10/01/2024 (3)	258,000	255,021
NiSource, Inc.
3.85%, 02/15/2023	283,000	281,157
3.65%, 06/15/2023 (3)	3,955,000	3,904,808
6.25%, 12/15/2040	550,000	636,618
5.80%, 02/01/2042	774,000	853,104
3.95%, 03/30/2048	4,480,000	4,014,025
Northern States Power Co./MN
6.25%, 06/01/2036	458,000	568,951
4.13%, 05/15/2044	1,480,000	1,469,507
3.60%, 09/15/2047	2,395,000	2,170,305
Ohio Power Co.
4.15%, 04/01/2048	1,190,000	1,176,215
Oncor Electric Delivery Co. LLC
7.00%, 09/01/2022	124,000	140,176
Pacific Gas & Electric Co.
3.25%, 09/15/2021	146,000	143,967
2.45%, 08/15/2022	581,000	551,578
3.25%, 06/15/2023	206,000	198,877
3.40%, 08/15/2024	14,420,000	13,779,358
3.50%, 06/15/2025	547,000	521,708
2.95%, 03/01/2026	194,000	176,429
6.05%, 03/01/2034	146,000	164,341
4.50%, 12/15/2041	749,000	686,956
4.45%, 04/15/2042	194,000	179,045
4.00%, 12/01/2046	358,000	310,656
PacifiCorp.
5.50%, 01/15/2019	26,000	26,213
4.13%, 01/15/2049	2,398,000	2,350,855
PECO Energy Co.
2.38%, 09/15/2022	578,000	555,361
4.15%, 10/01/2044	353,000	349,170
3.70%, 09/15/2047	2,120,000	1,943,086
3.90%, 03/01/2048	5,235,000	4,983,293
Pennsylvania Electric Co.
3.25%, 03/15/2028 (3)	2,386,000	2,219,703
Pepco Holdings LLC
7.45%, 08/15/2032	222,000	268,864
Pinnacle West Capital Corp.
2.25%, 11/30/2020	3,954,000	3,853,615
PNM Resources, Inc.
3.25%, 03/09/2021	165,000	163,457
Potomac Electric Power Co.
6.50%, 11/15/2037	136,000	174,499
PPL Capital Funding, Inc.
4.00%, 09/15/2047	200,000	179,660
PPL Electric Utilities Co.
2.50%, 09/01/2022	178,000	171,267
4.13%, 06/15/2044	208,000	204,575
Progress Energy, Inc.
7.05%, 03/15/2019	4,553,000	4,640,104
4.40%, 01/15/2021	390,000	397,509
3.15%, 04/01/2022	389,000	382,753
7.75%, 03/01/2031	7,103,000	9,290,685
PSEG Power LLC
5.13%, 04/15/2020	430,000	439,934
3.00%, 06/15/2021	2,310,000	2,274,035
4.15%, 09/15/2021	332,000	336,159
Public Service Co. of Colorado
3.55%, 06/15/2046	353,000	310,589
4.10%, 06/15/2048	2,515,000	2,497,380
Public Service Co. of Oklahoma
5.15%, 12/01/2019	143,000	146,320
4.40%, 02/01/2021	203,000	207,449
6.63%, 11/15/2037	649,000	815,950
Public Service Electric & Gas Co.
1.80%, 06/01/2019	85,000	84,425
3.15%, 08/15/2024	1,000,000	972,578
5.38%, 11/01/2039	117,000	133,781
3.60%, 12/01/2047	1,605,000	1,463,941
Puget Energy, Inc.
3.65%, 05/15/2025	1,200,000	1,157,193
RGS I&M Funding Co.
9.82%, 06/07/2022	85,737	95,934
San Diego Gas & Electric Co.
6.00%, 06/01/2026	213,000	240,232
5.35%, 05/15/2040	3,430,000	3,905,314
3.95%, 11/15/2041	310,000	289,006
Sempra Energy
9.80%, 02/15/2019	5,218,000	5,351,369
4.05%, 12/01/2023	10,325,000	10,381,452
3.40%, 02/01/2028	2,086,000	1,951,413
6.00%, 10/15/2039	4,486,000	5,150,720
South Carolina Electric & Gas Co.
6.63%, 02/01/2032	500,000	587,550
Southern California Edison Co.
1.85%, 02/01/2022	168,000	163,532
3.50%, 10/01/2023	328,000	325,884
3.65%, 03/01/2028	1,200,000	1,171,525
6.05%, 03/15/2039	253,000	298,410
3.90%, 12/01/2041	392,000	349,635
4.13%, 03/01/2048	6,465,000	6,169,144
Southern Co.
2.15%, 09/01/2019	555,000	550,395
3.25%, 07/01/2026	218,000	203,229
Southern Co. Gas Capital Corp.
3.50%, 09/15/2021	530,000	528,562
2.45%, 10/01/2023	230,000	215,728
3.25%, 06/15/2026	225,000	210,261
5.88%, 03/15/2041	1,210,000	1,378,285
4.40%, 06/01/2043	160,000	153,513
3.95%, 10/01/2046	282,000	248,240
Southern Power Co.
5.15%, 09/15/2041	746,000	751,420
Southwest Gas Corp.
3.80%, 09/29/2046	508,000	455,222
Southwestern Electric Power Co.
6.45%, 01/15/2019	320,000	323,456
Southwestern Public Service Co.
4.50%, 08/15/2041	350,000	358,613
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/2019 (3)	4,240,000	4,226,101
Talent Yield Investments Ltd.
4.50%, 04/25/2022 (3)	715,000	716,413
Toledo Edison Co./The
6.15%, 05/15/2037	680,000	814,382
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	371,000	337,233
Union Electric Co.
2.95%, 06/15/2027	715,000	668,956
3.65%, 04/15/2045	1,370,000	1,260,789
Virginia Electric & Power Co.
2.75%, 03/15/2023	159,000	153,954
3.45%, 02/15/2024	191,000	188,878
3.50%, 03/15/2027	4,955,000	4,841,450
3.80%, 04/01/2028	670,000	669,231
4.65%, 08/15/2043	3,500,000	3,671,479
4.45%, 02/15/2044	126,000	127,109
WEC Energy Group, Inc.
3.55%, 06/15/2025	865,000	848,724
Westar Energy, Inc.
4.13%, 03/01/2042	4,175,000	4,103,819
Wisconsin Electric Power Co.
3.10%, 06/01/2025	285,000	273,568
Xcel Energy, Inc.
2.40%, 03/15/2021	7,410,000	7,258,842
3.35%, 12/01/2026	5,105,000	4,894,877
6.50%, 07/01/2036	131,000	165,829
		468,209,995
Total Corporate Bonds		$4,838,075,001

Government Related - 21.14%
Abu Dhabi Government International Bond
3.13%, 10/11/2027 (3)	$10,270,000	$9,705,150
African Development Bank
8.80%, 09/01/2019	2,720,000	2,854,767
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610,000	621,236
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350,000	1,887,894
Atlanta Independent School System
5.56%, 03/01/2026	535,000	598,676
Bay Area Toll Authority
6.26%, 04/01/2049	1,650,000	2,251,095
Caisse d'Amortissement de la Dette Sociale
2.00%, 03/22/2021 (3)	2,940,000	2,862,116
California Educational Facilities Authority
5.00%, 06/01/2046	1,750,000	2,209,077
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	937,390
California School Finance Authority
5.04%, 07/01/2020	270,000	278,513
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	1,855,809
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,056,511
Clark County School District
5.51%, 06/15/2024	3,000,000	3,194,430
Colombia Government International Bond
4.38%, 07/12/2021	1,000,000	1,018,000
4.00%, 02/26/2024	737,000	737,000
4.50%, 01/28/2026	1,192,000	1,214,052
7.38%, 09/18/2037	2,150,000	2,709,000
5.63%, 02/26/2044	200,000	215,000
5.00%, 06/15/2045	842,000	839,895
Corp. Andina de Fomento
2.00%, 05/10/2019	1,470,000	1,461,276
2.13%, 09/27/2021	6,840,000	6,564,964
4.38%, 06/15/2022	2,735,000	2,806,219
2.75%, 01/06/2023	1,125,000	1,084,922
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	118,286
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875,000	952,131
Eaton Community City School District
5.39%, 08/25/2027	275,000	278,041
Export-Import Bank of India
3.88%, 02/01/2028 (3)	3,480,000	3,238,519
Export-Import Bank of Korea
2.25%, 01/21/2020	1,800,000	1,777,489
Federal Farm Credit Banks
5.13%, 11/15/2018	344,000	345,421
3.22%, 03/26/2031	2,205,000	2,124,447
Federal Home Loan Banks
4.00%, 10/24/2029	2,000,000	2,109,070
5.50%, 07/15/2036	1,135,000	1,441,944
Federal Home Loan Mortgage Co.
2.38%, 01/13/2022	9,656,000	9,487,676
6.25%, 07/15/2032	3,649,000	4,806,693
Federal National Mortgage Association
0.00%, 10/09/2019	730,000	709,908
2.38%, 01/19/2023	8,440,000	8,225,903
2.63%, 09/06/2024	5,221,000	5,087,645
1.88%, 09/24/2026	845,000	765,748
6.25%, 05/15/2029	1,285,000	1,619,642
7.13%, 01/15/2030	1,500,000	2,021,649
6.63%, 11/15/2030	2,300,000	3,028,865
Financing Co.
0.00%, 03/07/2019 PO	205,000	202,939
Finnvera OYJ
2.38%, 06/04/2025 (3)	600,000	562,956
Government Trust Certificate
0.00%, 04/01/2019	1,375,000	1,356,751
Hashemite Kingdom of Jordan Government AID Bond
3.00%, 06/30/2025	2,695,000	2,647,907
Hungary Government International Bond
6.38%, 03/29/2021	1,600,000	1,707,200
Indonesia Government International Bond
5.88%, 01/15/2024 (3)	1,300,000	1,393,834
4.13%, 01/15/2025 (3)	1,325,000	1,303,230
4.35%, 01/11/2048	2,000,000	1,831,684
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	705,000	717,316
Israel Government AID Bond
0.00%, 11/01/2019 IO	345,000	334,350
0.00%, 09/15/2023	1,837,000	1,569,771
5.50%, 09/18/2023	4,835,000	5,353,088
0.00%, 11/01/2023 IO	413,000	351,359
0.00%, 08/15/2024	1,500,000	1,241,683
0.00%, 11/01/2024	1,000,000	822,228
0.00%, 11/01/2024 PO	17,739,000	14,584,486
0.00%, 11/15/2024	2,299,000	1,887,768
0.00%, 08/15/2025	2,500,000	1,986,417
0.00%, 11/15/2026	258,000	195,991
5.50%, 09/18/2033	619,000	758,480
Japan Bank for International Cooperation
2.25%, 02/24/2020	2,200,000	2,177,447
2.13%, 06/01/2020	1,400,000	1,378,309
2.13%, 07/21/2020	3,800,000	3,732,654
2.13%, 11/16/2020	4,000,000	3,914,557
1.50%, 07/21/2021	4,000,000	3,815,320
Japan Finance Organization for Municipalities
2.00%, 09/08/2020 (3)	2,400,000	2,342,475
2.13%, 04/13/2021 (3)	1,600,000	1,550,704
2.63%, 04/20/2022 (3)	6,000,000	5,839,734
3.25%, 04/24/2023 (3)	1,000,000	992,246
2.13%, 10/25/2023 (3)	3,400,000	3,179,024
Los Angeles Department of Power
6.60%, 07/01/2050	2,400,000	3,364,296
Mexico Government International Bond
4.00%, 10/02/2023	1,576,000	1,586,480
3.60%, 01/30/2025	868,000	842,828
4.13%, 01/21/2026	1,014,000	1,004,600
3.75%, 01/11/2028	3,517,000	3,349,943
4.75%, 03/08/2044	3,680,000	3,516,240
5.55%, 01/21/2045	1,494,000	1,587,375
4.35%, 01/15/2047	42,000	38,074
4.60%, 02/10/2048	7,313,000	6,874,220
5.75%, 10/12/2110	588,000	593,145
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	95,000	94,121
3.75%, 07/01/2034	160,000	160,229
New Jersey Economic Development Authority
7.43%, 02/15/2029	1,322,000	1,585,369
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	5,010,000	5,507,944
6.56%, 12/15/2040	1,780,000	2,141,696
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870,000	8,089,388
New York State Dormitory Authority
5.60%, 03/15/2040	260,000	308,643
New York State Urban Development Corp.
5.84%, 03/15/2040	2,000,000	2,371,380
North American Development Bank
4.38%, 02/11/2020	2,500,000	2,535,315
2.40%, 10/26/2022	2,595,000	2,489,171
North Carolina Housing Finance Agency
3.00%, 01/01/2033	3,200,000	3,149,984
North Carolina State Education Assistance Authority
3.14% (3 Month LIBOR USD + 0.80%), 07/25/2036 (2)	8,600,000	8,699,932
Ohio State University/The
4.05%, 12/01/2056	406,000	384,896
4.80%, 06/01/2111	1,102,000	1,182,656
Panama Government International Bond
4.00%, 09/22/2024	2,810,000	2,847,963
3.75%, 03/16/2025	650,000	647,082
4.50%, 04/16/2050	1,610,000	1,596,331
Peruvian Government International Bond
8.75%, 11/21/2033	4,732,000	6,991,530
5.63%, 11/18/2050	190,000	225,530
Port Authority of New York & New Jersey
5.65%, 11/01/2040	1,260,000	1,520,152
5.65%, 11/01/2040	435,000	524,153
4.46%, 10/01/2062	2,065,000	2,139,898
Province of Alberta Canada
2.20%, 07/26/2022	1,170,000	1,125,820
3.30%, 03/15/2028	4,955,000	4,861,251
Province of Manitoba Canada
2.13%, 05/04/2022	2,520,000	2,421,707
2.13%, 06/22/2026	400,000	363,043
Province of Ontario Canada
2.50%, 09/10/2021	230,000	225,416
2.25%, 05/18/2022	2,320,000	2,239,658
Province of Quebec Canada
2.75%, 04/12/2027	3,840,000	3,653,018
Qatar Government International Bond
3.88%, 04/23/2023 (3)	10,296,000	10,368,072
4.50%, 04/23/2028 (3)	6,767,000	6,963,243
5.10%, 04/23/2048 (3)	5,498,000	5,717,920
Republic of South Africa Government International Bond
5.88%, 09/16/2025	403,000	409,488
Residual Funding Co. Principal Strip
0.00%, 10/15/2019 PO	1,377,000	1,338,516
0.00%, 07/15/2020 PO	25,916,000	24,632,871
0.00%, 10/15/2020 PO	5,841,000	5,503,409
0.00%, 01/15/2021 PO	5,455,000	5,106,256
Resolution Funding Corp. Interest Strip
0.00%, 01/15/2026	1,460,000	1,152,883
0.00%, 10/15/2027	1,295,000	958,216
Rhode Island Housing & Mortgage Finance Co./RI
4.00%, 10/01/2023	4,000,000	4,048,600
Romanian Government International Bond
6.75%, 02/07/2022	250,000	272,900
Saudi Government International Bond
2.38%, 10/26/2021 (3)	5,950,000	5,741,750
2.88%, 03/04/2023 (3)	5,560,000	5,369,848
4.00%, 04/17/2025 (3)	3,200,000	3,201,600
4.50%, 04/17/2030 (3)	2,260,000	2,270,170
5.00%, 04/17/2049 (3)	3,031,000	3,076,465
State of California
7.50%, 04/01/2034	5,540,000	7,660,324
7.30%, 10/01/2039	275,000	383,958
State of Illinois
5.00%, 10/01/2022	685,000	718,325
5.00%, 11/01/2022	10,340,000	10,852,450
5.10%, 06/01/2033	10,290,000	9,875,828
State Public School Building Authority
5.00%, 09/15/2027	1,536,000	1,641,846
Svensk Exportkredit AB
1.75%, 03/10/2021	7,180,000	6,964,340
Tennessee Valley Authority
2.88%, 02/01/2027	600,000	578,265
7.13%, 05/01/2030	1,615,000	2,174,402
5.88%, 04/01/2036	1,831,000	2,347,529
5.50%, 06/15/2038	57,000	71,244
4.63%, 09/15/2060	1,308,000	1,524,913
4.25%, 09/15/2065	1,720,000	1,875,218
Tennessee Valley Authority Generic Strip
0.00%, 05/01/2019 IO	1,238,000	1,217,384
0.00%, 07/15/2028 IO	2,000,000	1,393,637
0.00%, 03/15/2032	1,514,000	908,457
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025 PO	1,847,000	1,445,841
0.00%, 06/15/2035 PO	258,000	134,968
Three Rivers Local School District
5.21%, 09/15/2027	285,000	294,647
Tokyo Metropolitan Government
2.00%, 05/17/2021 (3)	2,400,000	2,316,401
2.50%, 06/08/2022 (3)	5,000,000	4,840,350
3.25%, 06/01/2023 (3)	1,200,000	1,189,679
Turkey Government International Bond
7.00%, 06/05/2020	3,910,000	3,947,732
U.S. Treasury Inflation Indexed Bonds
0.13%, 04/15/2019 (11)	967,932	961,895
1.38%, 01/15/2020 (11)	346,115	348,607
0.13%, 01/15/2022 (11)	2,474,019	2,413,190
1.75%, 01/15/2028 (11)	721,746	772,785
3.63%, 04/15/2028 (11)	1,625,088	2,016,950
2.50%, 01/15/2029 (11)	484,763	557,193
U.S. Treasury Note/Bond
0.75%, 10/31/2018	85,000	84,910
1.25%, 12/31/2018	110,000	109,733
1.38%, 12/31/2018	722,000	720,468
1.13%, 01/31/2019	1,930,000	1,922,384
1.50%, 01/31/2019	1,050,000	1,047,147
0.75%, 02/15/2019	5,000,000	4,970,508
3.13%, 05/15/2019	10,774,000	10,816,930
1.50%, 05/31/2019	1,360,000	1,351,075
1.00%, 11/30/2019	2,392,000	2,345,748
8.50%, 02/15/2020	4,750,000	5,116,455
3.50%, 05/15/2020	1,300,000	1,314,422
1.50%, 05/31/2020	2,375,000	2,325,366
2.50%, 05/31/2020	7,547,000	7,511,329
1.63%, 06/30/2020	1,500,000	1,470,000
2.63%, 07/31/2020	8,510,000	8,482,409
2.63%, 08/15/2020	3,709,000	3,695,961
8.75%, 08/15/2020	6,304,000	6,981,188
1.38%, 08/31/2020	28,005,000	27,255,648
2.13%, 08/31/2020	2,032,000	2,005,727
2.63%, 08/31/2020	25,478,000	25,387,434
2.75%, 09/30/2020	45,426,000	45,365,669
2.63%, 11/15/2020	4,596,000	4,575,174
1.63%, 11/30/2020	20,000,000	19,490,625
2.00%, 11/30/2020	19,940,000	19,587,156
1.38%, 01/31/2021	15,955,000	15,423,998
3.63%, 02/15/2021	1,961,000	1,994,935
7.88%, 02/15/2021	900,000	1,003,148
1.13%, 02/28/2021	15,772,000	15,138,040
2.25%, 04/30/2021	1,800,000	1,772,648
2.63%, 05/15/2021	5,277,800	5,245,226
3.13%, 05/15/2021	4,592,000	4,621,597
8.13%, 05/15/2021	1,718,000	1,944,091
2.13%, 08/15/2021	47,615,000	46,627,361
2.75%, 09/15/2021	6,552,000	6,527,430
1.13%, 09/30/2021	11,010,000	10,457,350
2.13%, 09/30/2021	12,265,000	11,998,140
2.00%, 10/31/2021	15,000,000	14,609,180
2.00%, 11/15/2021	14,000,000	13,630,313
8.00%, 11/15/2021	4,414,000	5,084,549
1.75%, 11/30/2021	10,000	9,655
2.00%, 12/31/2021	39,575,000	38,475,866
1.50%, 01/31/2022	1,250,000	1,194,531
1.75%, 02/28/2022	30,000,000	28,879,687
1.75%, 03/31/2022	33,450,000	32,166,879
1.88%, 03/31/2022	68,150,000	65,820,654
1.88%, 04/30/2022	14,382,000	13,877,506
1.75%, 06/30/2022	4,994,000	4,788,583
2.13%, 06/30/2022	32,000,000	31,101,250
2.00%, 07/31/2022	8,500,000	8,217,441
1.63%, 08/31/2022	23,919,000	22,774,439
1.75%, 09/30/2022	12,000,000	11,468,437
1.88%, 09/30/2022	56,417,000	54,184,562
2.00%, 10/31/2022	664,000	640,293
2.00%, 11/30/2022	28,103,000	27,079,875
2.13%, 12/31/2022	55,602,000	53,801,451
1.75%, 01/31/2023	12,000,000	11,422,031
2.00%, 02/15/2023	500,000	480,801
2.63%, 02/28/2023	31,103,000	30,708,138
2.50%, 03/31/2023	22,082,000	21,674,863
2.75%, 04/30/2023	11,014,000	10,924,511
1.75%, 05/15/2023	9,000,000	8,537,344
2.75%, 05/31/2023	33,110,000	32,840,981
2.63%, 06/30/2023	43,296,000	42,685,459
2.75%, 07/31/2023	32,957,000	32,668,626
2.50%, 08/15/2023	9,000,000	8,817,891
1.38%, 08/31/2023	12,000,000	11,140,313
2.75%, 08/31/2023	30,502,000	30,237,490
0.00%, 09/30/2023	24,899,000	24,815,355
1.63%, 10/31/2023	25,000,000	23,440,430
2.75%, 02/15/2024	1,000,000	989,492
2.13%, 02/29/2024	10,842,000	10,387,144
2.50%, 05/15/2024	58,288,000	56,858,123
2.00%, 06/30/2024	543,000	515,086
2.38%, 08/15/2024	20,000,000	19,341,406
2.25%, 11/15/2024	20,529,000	19,675,763
2.00%, 02/15/2025	15,000,000	14,128,125
2.88%, 04/30/2025	840,000	833,536
2.13%, 05/15/2025	37,000,000	35,043,047
2.88%, 05/31/2025	5,392,000	5,348,401
2.00%, 08/15/2025	150,100	140,678
2.75%, 08/31/2025	15,700,000	15,443,035
2.25%, 11/15/2025	177,661,000	168,888,988
1.63%, 02/15/2026	45,900	41,661
2.00%, 11/15/2026	62,375,000	57,723,677
2.25%, 11/15/2027	45,750,000	42,826,289
2.88%, 05/15/2028	14,572,600	14,354,580
2.88%, 08/15/2028	67,120,000	66,102,712
5.50%, 08/15/2028	1,312,000	1,583,984
5.25%, 11/15/2028	67,000	79,706
5.38%, 02/15/2031	78,200	96,641
4.50%, 02/15/2036	5,214,000	6,186,737
4.75%, 02/15/2037	37,619,000	46,202,304
5.00%, 05/15/2037	8,604,000	10,888,093
4.38%, 02/15/2038	3,278,000	3,868,168
3.50%, 02/15/2039	105,299,100	110,917,795
4.25%, 05/15/2039	6,800,000	7,927,578
4.50%, 08/15/2039	4,706,000	5,668,156
4.38%, 11/15/2039	7,900,000	9,371,375
4.63%, 02/15/2040	3,000,000	3,677,812
4.38%, 05/15/2040	7,600,000	9,027,969
3.88%, 08/15/2040	4,380,000	4,862,484
4.25%, 11/15/2040	4,500,000	5,264,473
4.75%, 02/15/2041	3,500,000	4,378,828
4.38%, 05/15/2041	1,500,000	1,787,754
2.75%, 08/15/2042	293,000	271,300
2.75%, 11/15/2042	1,200,000	1,110,047
3.13%, 02/15/2043	12,400,000	12,246,937
2.88%, 05/15/2043	160,475,000	151,673,949
3.63%, 08/15/2043	20,800,000	22,308,812
3.75%, 11/15/2043	48,150,000	52,705,442
3.63%, 02/15/2044	40,750,000	43,750,537
2.50%, 02/15/2045	42,800,000	37,471,734
3.00%, 05/15/2045	10,105,000	9,746,588
2.88%, 08/15/2045	7,800,000	7,341,141
3.00%, 11/15/2045	11,563,000	11,147,455
2.50%, 05/15/2046	8,067,000	7,031,525
2.25%, 08/15/2046	15,000,000	12,380,273
2.88%, 11/15/2046	17,550,000	16,498,371
3.00%, 05/15/2047	13,861,000	13,343,378
2.75%, 08/15/2047	16,887,000	15,457,542
2.75%, 11/15/2047	16,648,000	15,230,969
3.00%, 02/15/2048	31,978,000	30,761,337
3.13%, 05/15/2048	59,051,400	58,237,137
U.S. Treasury Strip Coupon
0.00%, 05/15/2019	16,918,000	16,663,339
0.00%, 08/15/2019	10,357,000	10,129,357
0.00%, 02/15/2020	8,378,000	8,071,837
0.00%, 05/15/2020	17,015,000	16,273,294
0.00%, 08/15/2020	34,113,000	32,355,695
0.00%, 02/15/2021	14,550,000	13,597,439
0.00%, 05/15/2021	14,843,000	13,759,538
0.00%, 08/15/2021	9,469,000	8,715,046
0.00%, 11/15/2021	11,144,000	10,182,632
0.00%, 02/15/2022	33,917,000	30,722,861
0.00%, 05/15/2022	18,154,000	16,314,114
0.00%, 08/15/2022	12,500,000	11,148,102
0.00%, 11/15/2022	17,400,000	15,399,566
0.00%, 02/15/2023	61,562,000	54,055,226
0.00%, 05/15/2023	30,855,000	26,878,494
0.00%, 08/15/2023	22,550,000	19,508,460
0.00%, 11/15/2023	9,300,000	7,978,804
0.00%, 02/15/2024	6,124,000	5,217,734
0.00%, 05/15/2024	1,322,000	1,116,756
0.00%, 08/15/2024	1,834,000	1,537,514
0.00%, 11/15/2024	6,105,000	5,079,414
0.00%, 02/15/2025	799,000	658,956
0.00%, 05/15/2025	3,279,000	2,680,135
0.00%, 02/15/2026	1,000,000	798,399
0.00%, 05/15/2026	3,801,000	3,006,863
0.00%, 11/15/2026	10,222,000	7,962,364
0.00%, 02/15/2027	20,416,000	15,766,355
0.00%, 08/15/2027	4,314,000	3,272,862
0.00%, 11/15/2027	7,702,000	5,800,431
0.00%, 02/15/2028	7,769,000	5,793,442
0.00%, 08/15/2028	6,918,000	5,078,958
0.00%, 11/15/2028	7,540,000	5,490,805
0.00%, 02/15/2029	7,537,000	5,443,305
0.00%, 05/15/2029	1,330,000	952,037
0.00%, 08/15/2029	4,738,000	3,367,441
0.00%, 11/15/2029	5,164,000	3,636,568
0.00%, 02/15/2030	15,187,000	10,611,562
0.00%, 05/15/2030	8,464,000	5,873,674
0.00%, 08/15/2030	13,772,000	9,464,058
0.00%, 11/15/2030	14,469,000	9,860,489
0.00%, 02/15/2031 (10)	22,283,000	15,070,899
0.00%, 05/15/2031	19,225,000	12,890,419
0.00%, 08/15/2031	16,262,000	10,806,446
0.00%, 11/15/2031	13,399,000	8,832,683
0.00%, 02/15/2032	20,909,000	13,661,292
0.00%, 05/15/2032	24,453,000	15,856,080
0.00%, 08/15/2032	10,925,000	7,029,939
0.00%, 02/15/2033	10,000,000	6,318,426
0.00%, 05/15/2033	10,845,000	6,798,086
0.00%, 08/15/2033	4,212,000	2,617,628
0.00%, 11/15/2033	13,216,000	8,144,448
0.00%, 02/15/2034	17,759,000	10,847,033
0.00%, 05/15/2034	31,500,000	19,080,810
0.00%, 08/15/2034	6,895,000	4,144,426
0.00%, 11/15/2034	3,492,000	2,082,203
0.00%, 02/15/2035	1,824,000	1,078,124
0.00%, 05/15/2035	1,920,000	1,126,117
0.00%, 08/15/2035	175,000	101,888
0.00%, 05/15/2036	121,000	68,601
0.00%, 08/15/2041	1,225,000	584,485
U.S. Treasury Strip Principal
0.00%, 05/15/2019	3,360,000	3,309,120
0.00%, 08/15/2019	5,400,400	5,282,147
0.00%, 08/15/2019	500,000	488,867
0.00%, 11/15/2019	7,500,000	7,279,247
0.00%, 02/15/2020	17,030,000	16,409,032
0.00%, 11/15/2041	55,300,000	26,571,228
0.00%, 05/15/2044	16,765,000	7,410,898
0.00%, 05/15/2045	5,605,000	2,401,751
University of Missouri
5.96%, 11/01/2039	3,445,000	4,123,252
University of Texas System
5.00%, 08/15/2047	3,825,000	4,686,849
University of Virginia
4.18%, 09/01/2117	1,540,000	1,481,203
Uruguay Government International Bond
5.10%, 06/18/2050	2,400,000	2,448,000
4.98%, 04/20/2055	2,220,000	2,220,000
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	262,128
Westlake City School District
5.23%, 12/01/2026	430,000	446,714
Total Government Related		$3,404,452,302
Mortgage-Backed Obligations - 34.79%
20 Times Square Trust 2018-20TS
3.20%, 05/15/2035 (3)(4)	$5,204,000	$4,934,291
ACRC Holdings LLC
6.67% (1 Month LIBOR USD + 4.60%, 4.60% Floor), 12/22/2021 (2)(12)	6,515,000	6,515,000
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033	2,595,438	2,602,512
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034	666,806	683,497
Alternative Loan Trust 2004-8CB
2.49% (1 Month LIBOR USD + 0.27%, 0.27% Floor), 06/25/2034 (2)	1,957,618	1,956,088
Alternative Loan Trust 2005-1CB
4.88% (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap), 03/25/2035 IO (2)(5)	195,266	23,512
Alternative Loan Trust 2005-20CB
2.53% (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap), 07/25/2035 IO (2)(5)	655,923	49,331
Alternative Loan Trust 2005-22T1
2.85% (-1 x 1 Month LIBOR USD + 5.07%, 5.07% Cap), 06/25/2035 IO (2)(5)	732,382	60,029
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	276,735	266,708
6.00%, 08/25/2035	9,187	7,000
Alternative Loan Trust 2005-37T1
2.83% (-1 x 1 Month LIBOR USD + 5.05%, 5.05% Cap), 09/25/2035 IO (2)(5)	2,359,667	212,139
Alternative Loan Trust 2005-50CB
5.00%, 11/25/2020	19,095	19,124
Alternative Loan Trust 2005-54CB
2.63% (-1 x 1 Month LIBOR USD + 4.85%, 4.85% Cap), 11/25/2035 IO (2)(5)	1,084,751	84,560
5.50%, 11/25/2035	3,690	3,641
5.50%, 11/25/2035	274,569	258,879
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	115,536	113,389
Alternative Loan Trust 2005-J1
2.88% (-1 x 1 Month LIBOR USD + 5.10%, 5.10% Cap), 02/25/2035 IO (2)(5)	112,246	1,995
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	77,164	62,199
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022	10,602	10,636
Alternative Loan Trust 2006-7CB
5.25%, 05/25/2021	68,874	67,683
Alternative Loan Trust 2006-J5
4.34%, 07/25/2021 (4)	27,187	26,223
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035 (3)(4)	7,370	7,594
Antler Mortgage Trust 2018-RTL1
4.34%, 07/25/2022 (3)(12)	13,580,000	13,579,836
ASG Resecuritization Trust 2011-1
3.97%, 11/28/2035 (3)(4)	79,427	79,360
6.00%, 09/28/2036 (3)	227,222	175,913
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049 (3)	9,100,000	8,715,823
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030 (3)	809,000	798,663
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.35%, 08/15/2046 (3)(4)	1,200,000	1,128,002
BAMLL Re-REMIC Trust 2013-FRR2
0.00%, 09/26/2022 (3)	4,000,000	3,101,660
BAMLL Re-REMIC Trust 2014-FRR5
0.00%, 06/27/2045 (3)	6,300,000	4,942,570
BAMLL Re-REMIC Trust 2015-FRR11
0.89%, 09/27/2044 (3)(4)	202,892	202,892
Banc of America Alternative Loan Trust 2004-11
5.50%, 12/25/2019	1,507	1,512
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2019 PO	2,455	2,330
Banc of America Alternative Loan Trust 2005-10
5.25%, 11/25/2020	7,618	7,639
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	13,224	12,765
Banc of America Alternative Loan Trust 2005-2
5.50%, 03/25/2020	4,832	4,781
5.50%, 03/25/2035	8,493	8,430
Banc of America Alternative Loan Trust 2005-4
5.50%, 05/25/2020	26,302	26,008
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	42,341	39,976
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	19,239	19,142
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046	42,680	39,244
Banc of America Alternative Loan Trust 2007-1
5.60%, 04/25/2022 (4)	40,912	40,675
Banc of America Commercial Mortgage Trust 2006-5
0.79%, 09/10/2047 IO (3)(4)	552,600	2,354
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034 PO	30,732	25,931
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	2,631,154	2,799,298
Banc of America Funding 2004-C Trust
3.88%, 12/20/2034 (4)	78,253	78,815
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	31,475	30,385
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035 PO	31,108	25,861
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036 PO	10,027	7,543
Banc of America Funding 2005-C Trust
2.41% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.00% Cap), 05/20/2035 (2)	2,790,599	2,758,528
Banc of America Funding 2005-E Trust
4.13%, 03/20/2035 (4)	41,662	42,198
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036 PO	17,804	13,795
Banc of America Merrill Lynch Commercial Mortgage, Inc.
0.10%, 10/10/2045 IO (3)(4)	2,895,744	19
Banc of America Mortgage 2003-C Trust
4.19%, 04/25/2033 (4)	19,505	19,834
Banc of America Mortgage 2004-J Trust
3.75%, 11/25/2034 (4)	61,822	62,112
Banc of America Mortgage Trust 2004-9
0.00%, 09/25/2032 PO	103	95
6.50%, 09/25/2032	23,211	24,112
BANK 2017-BNK4
3.63%, 05/15/2050	6,790,000	6,698,735
BANK 2017-BNK8
3.49%, 11/15/2050	15,945,000	15,533,126
BANK 2017-BNK9
3.54%, 11/15/2054	6,100,000	5,945,923
BANK 2018-BNK14
3.97%, 09/15/2060	3,449,000	3,482,593
BB-UBS Trust
2.89%, 06/05/2030 (3)	568,000	556,786
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036 (3)	4,602,000	4,514,845
BCAP LLC 2009-RR5 Trust
5.50%, 11/26/2034 (3)(4)	108,999	111,020
BCAP LLC 2010-RR7 Trust
3.65%, 07/26/2045 (3)(4)	638,830	632,820
Bear Stearns ALT-A Trust 2005-2
2.72% (1 Month LIBOR USD + 0.50%, 0.25% Floor, 11.50% Cap), 03/25/2035 (2)	44,497	44,493
Bear Stearns ALT-A Trust 2005-7
2.76% (1 Month LIBOR USD + 0.54%, 0.27% Floor, 11.50% Cap), 08/25/2035 (2)	1,508,594	1,507,259
Bear Stearns ARM Trust 2003-2
3.64%, 01/25/2033 (3)(4)	115,469	117,598
Bear Stearns ARM Trust 2003-7
4.11%, 10/25/2033 (4)	10,194	10,197
Bear Stearns ARM Trust 2004-2
3.83%, 05/25/2034 (4)	66,143	65,715
Bear Stearns ARM Trust 2006-1
3.67% (1 Year CMT Rate + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036 (2)	254,860	257,032
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034	27,744	27,691
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.51%, 12/11/2038 IO (3)(4)	655,837	2,275
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.06%, 01/12/2045 IO (3)(4)	12,203,107	6,352
Bellemeade Re 2018-1 Ltd.
3.82% (1 Month LIBOR USD + 1.60%), 04/25/2028 (2)(3)	4,420,000	4,442,159
Bellemeade Re 2018-2 Ltd.
3.17% (1 Month LIBOR USD + 0.95%), 08/25/2028 (2)(3)	3,450,000	3,454,522
3.57% (1 Month LIBOR USD + 1.35%), 08/25/2028 (2)(3)	1,200,000	1,207,164
3.82% (1 Month LIBOR USD + 1.60%), 08/25/2028 (2)(3)	1,350,000	1,361,674
BENCHMARK 2018-B3 Mortgage Trust
3.76%, 04/10/2051	16,800,000	16,769,913
CD 2006-CD3 Mortgage Trust
0.78%, 10/15/2048 IO (3)(4)	2,903,648	28,921
CD 2007-CD4 Commercial Mortgage Trust
0.75%, 12/11/2049 IO (3)(4)	80,524	955
Chase Mortgage Finance Trust Series 2006-A1
4.27%, 09/25/2036 (4)	163,787	156,297
Chase Mortgage Finance Trust Series 2007-A1
3.98%, 02/25/2037 (4)	68,788	68,487
4.13%, 02/25/2037 (4)	55,540	56,329
4.27%, 02/25/2037 (4)	12,908	12,976
4.47%, 02/25/2037 (4)	113,431	116,539
Chase Mortgage Finance Trust Series 2007-A2
4.12%, 07/25/2037 (4)	72,406	73,765
4.26%, 07/25/2037 (4)	45,995	46,153
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032 PO	13,731	12,511
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	31,140	31,717
5.75%, 04/25/2034	21,216	21,765
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	173,627	176,066
CHL Mortgage Pass-Through Trust 2004-7
3.94%, 06/25/2034 (4)	10,454	10,725
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2019	6,758	6,784
CHL Mortgage Pass-Through Trust 2004-HYB1
3.63%, 05/20/2034 (4)	17,197	17,310
CHL Mortgage Pass-Through Trust 2004-HYB3
3.64%, 06/20/2034 (4)	96,795	97,536
CHL Mortgage Pass-Through Trust 2004-HYB6
3.97%, 11/20/2034 (4)	46,365	47,281
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	26,709	25,435
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	12,569	12,185
CHL Mortgage Pass-Through Trust 2005-22
3.63%, 11/25/2035 (4)	191,396	170,498
CIM Trust 2017-8
3.00%, 12/25/2065 (3)(4)	10,987,280	10,808,044
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	5,187	5,317
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	63,553	63,554
Citigroup Commercial Mortgage Trust
2.94%, 05/10/2049	10,100,000	9,603,201
Citigroup Commercial Mortgage Trust 2013-GC17
4.13%, 11/10/2046	2,818,000	2,897,301
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/10/2047	5,600,871	5,647,960
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047	6,157,515	6,194,425
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047	12,300,000	12,199,072
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048	10,000,000	9,618,325
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049	13,750,000	13,158,501
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049 (4)	2,783,000	2,772,626
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050	16,000,000	15,599,744
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050	21,000,000	20,053,595
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051	22,000,000	21,900,329
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 12/25/2018 PO	209	179
3.95%, 04/25/2032 (1)(3)	17,471	17,332
7.00%, 06/25/2033 (1)	21,153	21,426
4.65%, 09/25/2033 (4)	85,794	86,871
Citigroup Mortgage Loan Trust 2009-10
4.33%, 09/25/2033 (3)(4)	278,330	282,750
7.00%, 12/25/2035 (3)(4)	92,731	93,778
Citigroup Mortgage Loan Trust 2009-5
6.00%, 06/25/2036 (3)(4)	12,444	12,417
Citigroup Mortgage Loan Trust 2009-8
6.00%, 11/25/2036 (3)	2,037	2,032
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058 (3)(4)	460,592	468,538
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068 (3)(4)	2,299,369	2,290,253
Citigroup Mortgage Loan Trust, Inc.
0.00%, 12/25/2018 PO	901	898
0.00%, 12/25/2018 PO	10	10
5.50%, 12/25/2018	3,216	3,217
0.00%, 09/25/2033 PO	5,004	4,656
7.00%, 09/25/2033	7,039	7,125
0.00%, 10/25/2033 PO	6,788	5,899
5.25%, 10/25/2033	34,583	35,064
2.98% (1 Month LIBOR USD + 0.76%, 0.38% Floor), 12/25/2033 (2)	18,035	17,975
4.01%, 08/25/2034 (4)	37,845	37,144
3.27%, 02/25/2035 (4)	27,512	23,907
5.50%, 05/25/2035	129,342	132,788
3.96%, 08/25/2035 (4)	78,305	64,615
5.50%, 11/25/2035	6,937	6,951
6.00%, 11/25/2035	3,163,017	3,218,013
COBALT CMBS Commercial Mortgage Trust 2006-C1
1.02%, 08/15/2048 IO (4)	825,271	12,974
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045	3,783,014	3,769,347
COMM 2012-CCRE2 Mortgage Trust
1.81%, 08/15/2045 IO (4)	2,805,073	145,416
3.15%, 08/15/2045	9,614,464	9,525,534
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030 (3)	516,000	534,703
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046	4,125,000	4,211,666
COMM 2013-CCRE11 Mortgage Trust
3.98%, 08/10/2050	4,977,000	5,092,681
4.26%, 08/10/2050	8,100,000	8,383,393
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046	9,777,000	9,917,363
COMM 2013-CCRE7 Mortgage Trust
3.21%, 03/10/2046	1,890,942	1,872,366
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046 (4)	331,665	333,699
COMM 2013-CCRE9 Mortgage Trust
4.02%, 07/10/2045	3,553,729	3,641,957
4.38%, 07/10/2045 (4)	3,894,459	4,031,884
COMM 2013-SFS Mortgage Trust
3.09%, 04/12/2035 (3)(4)	708,000	691,493
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/10/2047	4,693,229	4,692,652
COMM 2014-CCRE16 Mortgage Trust
4.05%, 04/10/2047	2,535,000	2,596,488
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047	20,969,300	21,217,860
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047	12,000,000	11,842,588
COMM 2014-PAT Mortgage Trust
2.93% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 08/13/2027 (2)(3)	1,649,000	1,649,000
COMM 2014-TWC Mortgage Trust
2.98% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 02/13/2032 (2)(3)	3,250,000	3,253,046
3.75% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 02/13/2032 (2)(3)	1,000,000	1,001,874
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/10/2047	10,755,915	10,759,154
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048	7,500,000	7,419,232
3.70%, 08/10/2048	770,833	773,234
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048	13,200,000	13,091,101
3.76%, 08/10/2048	2,437,000	2,450,894
COMM 2015-LC23 Mortgage Trust
3.77%, 10/10/2048	4,039,090	4,063,660
COMM 2018-COR3 Mortgage Trust
4.23%, 05/10/2051	3,562,000	3,661,490
COMM 2018-HOME Mortgage Trust
3.82%, 04/10/2033 (3)(4)	8,245,000	8,171,666
Commercial Mortgage Trust
2.94%, 01/10/2046	2,976,000	2,920,108
Commercial Mortgage Trust 2006-GG7
5.93%, 07/10/2038 (4)	85,715	85,694
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.10%, 01/15/2049 IO (3)(4)	2,541,636	8
Credit Suisse First Boston Mortgage Securities Co.
0.00%, 08/25/2019 PO	107	107
5.25%, 08/25/2019	14,414	14,460
6.73%, 02/25/2033 (4)	89,265	92,828
4.15%, 06/25/2033 (4)	33,950	34,102
5.25%, 07/25/2033	2,087,331	2,119,613
5.25%, 09/25/2033	67,711	69,540
0.00%, 10/25/2033 PO	48,925	42,876
5.25%, 11/25/2033	91,882	92,842
5.25%, 11/25/2033	44,973	45,490
5.75%, 11/25/2033	281,346	289,661
4.00%, 03/25/2034 (4)	1,962,326	2,004,157
5.50%, 09/25/2034	62,267	64,904
5.50%, 12/25/2034	106,058	110,716
0.00%, 10/25/2035 PO	19,583	15,256
5.50%, 10/25/2035 IO	227,628	2,942
0.00%, 11/25/2035 PO	11,590	8,109
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048	7,500,000	7,420,605
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049	3,495,000	3,409,893
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050	15,525,000	14,724,629
CSMC 2014-USA OA LLC
4.37%, 09/15/2037 (3)	3,000,000	2,846,752
CSMC 2018-RPL7 Trust
4.00%, 10/25/2048 (3)	3,859,000	3,858,927
CSMC Series 2010-17R
4.07%, 06/26/2036 (3)(4)	67,249	67,529
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049	15,000,000	14,380,363
DBUBS 2011-LC2 Mortgage Trust
1.25%, 07/10/2044 IO (3)(4)	2,348,223	52,695
Deephaven Residential Mortgage Trust 2017-1
3.49%, 12/26/2046 (3)(4)	742,597	740,222
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1
5.39%, 02/25/2020 (4)	25,310	25,313
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3
3.65%, 06/25/2020 (4)	47,343	46,556
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4
6.15%, 04/25/2034 (1)	329	334
Fannie Mae
5.00%, 10/15/2041 (6)	4,000,000	4,199,062
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039 (4)	83,871	89,828
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	133,134	147,955
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	136,484	152,821
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	37,837	41,702
Fannie Mae Grantor Trust 2004-T2
4.22%, 07/25/2043 (4)	153,352	161,116
7.50%, 11/25/2043	248,644	278,838
Fannie Mae Grantor Trust 2004-T3
10.52%, 01/25/2044 (4)	31,225	36,039
6.50%, 02/25/2044	374,496	411,263
7.00%, 02/25/2044	160,649	179,470
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027	6,539,732	6,198,032
Fannie Mae Interest Strip
10.50%, 03/25/2019 IO	1	–
4.50%, 11/25/2020 IO	744	17
7.50%, 04/25/2023 IO	837	106
9.00%, 03/25/2024	702	785
0.00%, 09/25/2024 PO	65,427	61,088
0.00%, 01/25/2033 PO	10,730	9,380
5.00%, 12/25/2033 IO (4)	14,597	2,969
5.50%, 05/25/2036 IO	55,486	12,899
5.50%, 08/25/2036 IO	36,954	8,597
5.50%, 04/25/2037 IO	16,194	2,771
6.00%, 01/25/2038 IO	36,307	7,242
2.72% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/25/2042 (2)	804,716	810,260
2.77% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2042 (2)	2,044,811	2,065,232
Fannie Mae Pool
5.00%, 10/01/2018	49	50
4.50%, 11/01/2018	326	330
5.00%, 11/01/2018	507	522
5.00%, 11/01/2018	15	15
5.00%, 11/01/2018	734	756
5.00%, 12/01/2018	341	351
5.00%, 12/01/2018	2	2
9.50%, 12/01/2018	47	47
2.03% (11th District Cost of Funds Index + 1.25%, 1.75% Floor, 11.75% Cap), 01/01/2019 (2)	8	8
3.63% (1 Year CMT Rate + 1.75%, 12.75% Cap), 03/01/2019 (2)	23	23
4.50%, 03/01/2019	1,765	1,787
6.00%, 03/01/2019	330	331
3.50%, 04/01/2019	2,918	2,935
5.00%, 04/01/2019	4,589	4,727
5.00%, 04/01/2019	219	226
10.51%, 04/15/2019	20	20
2.19%, 05/01/2019	903,916	901,132
4.50%, 05/01/2019	596	604
4.50%, 06/01/2019	5,504	5,572
1.94%, 07/01/2019	1,236,871	1,226,182
2.37%, 07/01/2019	1,543,589	1,537,040
5.50%, 07/01/2019	5,886	5,902
6.00%, 07/01/2019	1	1
2.03%, 08/01/2019	239,717	238,047
5.50%, 08/01/2019	6,508	6,528
5.00%, 09/01/2019	251	258
5.50%, 09/01/2019	8,458	8,492
5.00%, 10/01/2019	1,065	1,100
6.00%, 10/01/2019	513	515
4.50%, 11/01/2019	945	957
4.50%, 11/01/2019	3,024	3,061
4.50%, 11/01/2019	5,784	5,855
1.47%, 12/01/2019	759,318	744,980
1.69%, 12/01/2019	1,032,000	1,014,788
4.26%, 12/01/2019	909,869	922,137
4.48%, 12/01/2019	1,272,771	1,287,987
4.50%, 12/01/2019	3,109	3,147
4.28%, 01/01/2020	1,378,227	1,394,179
5.50%, 01/01/2020	8,873	8,915
4.37%, 02/01/2020	723,383	734,926
4.40%, 02/01/2020	700,075	710,121
5.50%, 03/01/2020	536	538
6.00%, 03/01/2020	1,922	1,935
4.00%, 04/01/2020	1,004	1,005
4.38%, 04/01/2020	1,397,199	1,421,940
2.01%, 06/01/2020	9,288,000	9,118,767
5.50%, 06/01/2020	633	633
5.50%, 06/01/2020	3,627	3,644
3.74%, 07/01/2020	534,587	539,996
3.93%, 07/01/2020	1,400,875	1,419,380
3.95%, 07/01/2020	826,000	835,905
4.07%, 07/01/2020	2,976,764	3,022,765
5.50%, 07/01/2020	631	632
3.96%, 08/01/2020	935,863	949,216
6.50%, 08/01/2020	921	930
3.60%, 09/01/2020	179,911	181,402
3.29%, 10/01/2020	755,215	756,409
3.36%, 10/01/2020	786,764	789,821
3.50%, 10/01/2020	1,074,591	1,081,620
3.59%, 10/01/2020	1,434,611	1,446,536
3.92%, 10/01/2020	662,805	672,349
3.27%, 11/01/2020	753,681	755,236
2.00%, 12/01/2020	1,548,000	1,509,809
3.48%, 12/01/2020	840,349	845,937
3.54%, 12/01/2020	284,341	286,228
3.62%, 12/01/2020	1,271,325	1,283,701
3.70%, 12/01/2020	355,073	359,024
3.83%, 12/01/2020	849,837	861,588
3.56%, 01/01/2021	1,460,800	1,474,819
3.87%, 01/01/2021	1,129,152	1,146,475
3.93%, 01/01/2021	384,583	390,216
4.05%, 01/01/2021	482,000	490,479
4.28%, 01/01/2021	614,784	628,365
4.33%, 02/01/2021	474,498	485,713
4.16%, 03/01/2021	1,629,322	1,661,632
6.00%, 03/01/2021	12,192	12,462
8.00%, 03/01/2021	32	32
4.25%, 04/01/2021	784,000	802,242
4.25%, 04/01/2021	1,032,000	1,056,012
4.30%, 04/01/2021	285,558	292,393
4.33%, 04/01/2021	689,707	706,628
6.00%, 04/01/2021	4,118	4,190
6.00%, 04/01/2021	6,733	6,795
4.36%, 05/01/2021	1,451,039	1,488,871
3.97%, 06/01/2021	604,613	614,845
4.02%, 06/01/2021	691,000	703,892
4.10%, 06/01/2021	648,011	661,068
4.19%, 06/01/2021	522,774	534,541
4.26%, 06/01/2021	652,393	665,068
4.30%, 06/01/2021	1,199,916	1,229,951
4.34%, 06/01/2021	1,858,000	1,908,063
3.86%, 07/01/2021	910,056	926,001
3.89%, 07/01/2021	883,565	897,099
3.94%, 07/01/2021	1,032,000	1,049,497
3.99%, 07/01/2021	425,711	433,256
4.06%, 07/01/2021	965,513	984,571
4.26%, 07/01/2021	2,183,129	2,237,646
4.31%, 07/01/2021	753,423	772,712
6.00%, 07/01/2021	1,169	1,180
4.05%, 08/01/2021	164,693	167,961
4.13%, 08/01/2021	742,974	759,283
4.50%, 08/01/2021	2,838,000	2,929,440
6.00%, 08/01/2021	20,873	21,214
3.77%, 09/01/2021	2,776,000	2,810,442
3.85%, 09/01/2021	821,096	834,668
3.89%, 09/01/2021	1,399,068	1,421,597
3.92%, 09/01/2021	626,414	636,947
3.95%, 09/01/2021	971,620	986,890
3.31%, 10/01/2021	1,602,789	1,605,592
3.40%, 10/01/2021	331,600	333,013
3.43%, 11/01/2021	947,571	952,565
5.00%, 11/01/2021	19,574	20,163
3.03%, 12/01/2021	900,689	894,961
3.31%, 12/01/2021	366,605	367,275
3.42%, 12/01/2021	4,911,523	4,939,506
3.83%, 12/01/2021	1,548,000	1,575,559
6.00%, 12/01/2021	10,912	11,124
2.97%, 01/01/2022	722,870	716,902
3.03%, 01/01/2022	812,268	807,117
3.09%, 01/01/2022	1,263,969	1,258,071
3.20%, 01/01/2022	804,002	802,891
3.06%, 02/01/2022	863,000	857,932
3.14%, 02/01/2022	453,464	452,017
2.75%, 03/01/2022	908,373	892,775
2.88% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 100.00% Cap), 03/01/2022 (2)	898,080	898,962
3.08%, 03/01/2022	397,023	394,921
3.14%, 03/01/2022	282,531	281,562
3.21%, 03/01/2022	310,000	309,604
2.70%, 04/01/2022	1,504,958	1,476,812
3.08%, 04/01/2022	963,132	957,856
3.73%, 04/01/2022	2,345,146	2,375,741
6.50%, 04/01/2022	13,105	13,384
2.77%, 05/01/2022	1,611,074	1,580,353
2.86%, 05/01/2022	1,371,172	1,351,542
2.94%, 05/01/2022	1,004,445	994,316
3.02%, 05/01/2022	637,067	632,293
3.12%, 05/01/2022	916,645	912,790
6.50%, 05/01/2022	3,338	3,659
2.60%, 06/01/2022	805,035	787,756
2.76%, 06/01/2022	1,605,000	1,567,586
2.67%, 07/01/2022	624,000	608,919
2.69%, 07/01/2022	962,244	937,693
2.71%, 07/01/2022	979,757	958,259
2.82%, 07/01/2022	1,036,726	1,018,240
2.65%, 08/01/2022	1,032,000	1,005,827
2.47%, 09/01/2022	363,855	353,390
4.03%, 09/01/2022	1,176,946	1,207,500
2.39%, 10/01/2022	619,701	601,271
2.57%, 10/01/2022	581,779	568,069
2.64%, 10/01/2022	647,522	630,805
2.37%, 11/01/2022	457,900	443,688
2.38%, 11/01/2022	832,177	806,573
2.41%, 11/01/2022	575,293	558,254
2.44%, 11/01/2022	789,978	767,472
2.45%, 11/01/2022	1,401,000	1,359,878
2.47%, 11/01/2022	516,000	501,098
2.55%, 11/01/2022	385,251	375,806
2.55%, 11/01/2022	1,206,043	1,176,473
7.50%, 11/01/2022	1,101	1,133
2.28%, 12/01/2022	988,338	953,533
2.32%, 12/01/2022	364,120	351,963
2.34%, 12/01/2022	2,278,779	2,198,827
2.38%, 12/01/2022	478,996	463,916
2.39%, 12/01/2022	1,016,743	985,272
2.42%, 12/01/2022	1,128,563	1,094,766
2.66%, 12/01/2022	1,480,408	1,444,547
6.50%, 12/01/2022	11,297	12,385
2.15%, 01/01/2023	467,997	448,972
2.33%, 01/01/2023	1,650,486	1,594,531
2.34%, 01/01/2023	1,317,708	1,273,595
2.37%, 01/01/2023	1,055,147	1,019,819
2.43% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 100.00% Cap), 01/01/2023 (2)	4,152,795	4,138,024
2.45%, 01/01/2023	706,489	685,832
2.47% (1 Month LIBOR USD + 0.39%, 0.39% Floor, 100.00% Cap), 01/01/2023 (2)	738,540	738,435
2.51%, 01/01/2023	949,000	921,003
2.60%, 01/01/2023	743,640	726,183
2.40%, 02/01/2023	1,449,709	1,407,024
2.45%, 02/01/2023	1,290,000	1,249,683
6.00%, 02/01/2023	147,836	152,768
2.49%, 03/01/2023	773,627	751,289
2.50%, 04/01/2023	1,445,000	1,399,381
2.64%, 04/01/2023	342,585	332,878
2.71%, 04/01/2023	584,325	569,344
2.52%, 05/01/2023	3,302,000	3,198,773
2.54%, 05/01/2023	308,298	299,227
5.00%, 05/01/2023	12,072	12,507
2.42%, 06/01/2023	865,441	835,973
2.77%, 06/01/2023	925,373	902,879
2.77%, 06/01/2023	1,710,346	1,669,812
2.64%, 07/01/2023	413,000	400,088
3.67%, 07/01/2023	4,850,000	4,918,304
3.74%, 07/01/2023	551,605	559,074
3.59%, 08/01/2023	1,135,000	1,145,173
3.76%, 10/01/2023	945,700	959,953
3.38%, 12/01/2023	2,470,781	2,470,679
3.50%, 12/01/2023	2,234,000	2,245,454
3.45%, 01/01/2024	1,754,895	1,759,817
6.00%, 01/01/2024	123,453	127,961
6.00%, 01/01/2024	42,563	44,142
7.00%, 01/01/2024	350	374
6.50%, 02/01/2024	56,602	59,147
10.00%, 02/01/2024	222	222
3.76%, 03/01/2024	1,265,000	1,282,146
8.00%, 05/01/2024	368	387
6.00%, 07/01/2024	29,410	30,607
6.50%, 07/01/2024	26,358	28,897
8.50%, 07/01/2024	1,099	1,187
5.00%, 08/01/2024	45,159	46,602
2.56% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 100.00% Cap), 09/01/2024 (2)	3,575,047	3,559,087
7.50%, 10/01/2024	446	471
2.45% (1 Month LIBOR USD + 0.37%, 0.37% Floor, 100.00% Cap), 12/01/2024 (2)	5,000,000	4,973,790
2.90%, 12/01/2024	2,000,000	1,944,982
2.92%, 12/01/2024	1,000,000	974,252
3.08%, 12/01/2024	1,906,052	1,874,984
3.11%, 12/01/2024	2,500,000	2,461,747
2.93%, 01/01/2025	1,917,408	1,870,265
3.64%, 01/01/2025	550,632	554,310
3.07%, 02/01/2025	4,995,000	4,902,853
2.70%, 04/01/2025	4,962,606	4,777,122
2.81%, 04/01/2025	1,400,000	1,353,659
6.50%, 04/01/2025	3,443	3,775
2.68%, 05/01/2025	1,885,494	1,813,332
8.50%, 05/01/2025	66	66
5.50%, 07/01/2025	59,866	63,915
3.10%, 09/01/2025	5,000,000	4,921,586
3.50%, 10/15/2025 (6)	30,445,000	30,601,457
4.00%, 11/15/2025 (6)	1,500,000	1,528,744
3.77%, 12/01/2025	3,500,000	3,552,925
3.50%, 01/01/2026	331,238	333,558
7.00%, 04/01/2026	5,098	5,225
6.00%, 07/01/2026	34,335	37,093
3.29%, 08/01/2026	1,500,000	1,479,780
3.29%, 08/01/2026	3,000,000	2,958,871
4.55%, 08/01/2026	947,476	991,287
4.76%, 08/01/2026	1,013,507	1,070,847
4.77%, 08/01/2026	644,763	681,401
6.50%, 08/01/2026	62,568	68,595
3.25%, 09/01/2026	1,500,000	1,476,027
3.68%, 09/01/2026	3,451,000	3,453,334
2.29%, 10/01/2026	10,376,519	9,641,923
3.24%, 10/01/2026	1,865,167	1,834,430
3.00%, 10/15/2026 (6)	37,695,000	37,231,909
3.12%, 11/01/2026	986,629	959,798
3.14%, 12/01/2026	1,864,738	1,822,009
3.24%, 12/01/2026	1,500,000	1,472,314
3.26%, 12/01/2026	971,155	956,140
4.66%, 12/01/2026	1,103,172	1,151,314
3.12%, 02/01/2027	1,437,244	1,407,765
3.25%, 02/01/2027	5,836,428	5,722,652
3.34%, 02/01/2027	1,500,000	1,482,089
2.91%, 03/01/2027	10,000,000	9,610,849
3.13%, 03/01/2027	6,835,000	6,619,648
3.50%, 03/01/2027	2,149,923	2,166,790
3.66%, 03/01/2027	2,338,181	2,348,702
8.00%, 03/01/2027	6,611	7,100
3.00%, 04/01/2027	628,621	624,742
3.03%, 04/01/2027	1,500,000	1,452,900
2.79%, 05/01/2027	2,000,000	1,897,921
2.81%, 05/01/2027	1,988,657	1,897,606
2.83%, 05/01/2027	8,000,000	7,605,405
3.00%, 05/01/2027	3,710,688	3,687,779
3.00%, 06/01/2027	2,000,000	1,926,433
8.00%, 06/01/2027	5,393	5,790
3.50%, 07/01/2027	5,916,714	5,961,420
3.50%, 07/01/2027	2,841,435	2,857,777
6.00%, 07/01/2027	45,921	49,618
2.50%, 09/01/2027	523,268	509,080
2.58% (11th District Cost of Funds Index + 1.25%, 0.92% Floor, 12.72% Cap), 09/01/2027 (2)	4,266	4,289
7.00%, 09/01/2027	774	853
6.00%, 11/01/2027	21,867	23,626
2.50%, 12/01/2027	1,132,563	1,101,906
2.91%, 12/01/2027	9,400,000	8,940,770
6.00%, 12/01/2027	64,661	69,870
3.08%, 01/01/2028	8,000,000	7,674,984
3.10%, 01/01/2028	6,750,000	6,506,122
6.00%, 01/01/2028	109,345	118,131
2.50%, 03/01/2028	4,056,806	3,944,441
2.50%, 04/01/2028	4,785,383	4,652,773
3.61%, 04/01/2028	3,033,902	3,029,739
5.00%, 05/01/2028	22,238	23,347
2.97%, 06/01/2028	3,150,534	2,998,407
3.57%, 06/01/2028	8,361,000	8,336,198
3.59%, 06/01/2028	8,000,000	7,989,465
8.00%, 06/01/2028	3,889	4,186
3.57%, 07/01/2028	10,020,142	9,997,556
9.50%, 07/01/2028	538	545
2.57%, 08/01/2028	5,400,000	4,969,908
2.64%, 08/01/2028	3,398,841	3,133,142
3.00%, 08/01/2028	1,524,600	1,511,427
3.53%, 08/01/2028	4,700,000	4,671,368
2.58%, 09/01/2028	3,830,000	3,515,388
2.59%, 09/01/2028	7,552,000	6,931,014
3.00%, 09/01/2028	2,372,904	2,352,400
8.00%, 09/01/2028	10,541	11,592
2.50%, 10/01/2028	569,261	553,485
2.55%, 10/01/2028	9,300,000	8,518,498
2.62%, 10/01/2028	9,592,229	8,892,574
6.00%, 10/01/2028	84,519	91,323
2.50%, 10/15/2028 (6)	23,230,000	22,413,777
8.00%, 11/01/2028	25,528	28,518
2.69%, 12/01/2028	4,567,000	4,207,062
3.00%, 12/01/2028	908,739	900,885
6.00%, 12/01/2028	3,269	3,531
6.00%, 01/01/2029	4,082	4,493
7.00%, 01/01/2029	6,225	6,592
3.22%, 02/01/2029	9,000,000	8,712,029
3.28%, 02/01/2029	8,200,000	7,978,504
3.21%, 03/01/2029	10,000,000	9,663,194
3.30%, 03/01/2029	4,000,000	3,873,494
3.32%, 03/01/2029	2,931,650	2,874,762
4.01% (11th District Cost of Funds Index + 1.25%, 3.63% Floor, 13.51% Cap), 03/01/2029 (2)	2,854	2,939
6.50%, 03/01/2029	16,365	17,706
3.26%, 04/01/2029	13,520,000	13,057,313
3.34%, 04/01/2029	5,087,755	4,996,452
3.20%, 06/01/2029	3,500,000	3,380,408
2.99%, 07/01/2029	9,527,000	8,968,670
3.02%, 07/01/2029	8,200,000	7,740,315
2.99%, 08/01/2029	7,240,000	6,818,236
4.50%, 08/01/2029	183,504	189,879
3.09%, 09/01/2029	7,484,000	7,093,403
4.50%, 09/01/2029	212,698	220,084
6.00%, 09/01/2029	56,878	61,455
2.90%, 10/01/2029	3,520,000	3,309,510
3.63%, 10/01/2029	1,416,712	1,410,489
6.50%, 11/01/2029	559,564	614,584
3.50%, 12/01/2029	4,591,097	4,622,735
3.23%, 01/01/2030	7,590,000	7,281,444
3.23%, 01/01/2030	4,592,498	4,442,324
4.50%, 01/01/2030	327,745	339,220
3.55%, 02/01/2030	1,500,000	1,478,895
2.50%, 04/01/2030	2,479,260	2,403,540
3.03%, 04/01/2030	3,500,000	3,257,615
3.08%, 04/01/2030	1,986,108	1,894,204
2.50%, 05/01/2030	3,058,406	2,964,955
2.92%, 05/01/2030	4,000,000	3,703,300
2.94%, 05/01/2030	2,500,000	2,309,532
3.00%, 05/01/2030	2,446,654	2,422,457
3.50%, 05/01/2030	804,850	809,536
2.96%, 06/01/2030	1,942,937	1,836,966
3.13%, 06/01/2030	1,000,000	945,463
3.20%, 06/01/2030	1,000,000	950,536
3.30%, 07/01/2030	1,005,000	959,781
3.34%, 07/01/2030	1,500,000	1,442,554
3.56%, 07/01/2030	8,484,000	8,397,760
3.68%, 07/01/2030	3,355,000	3,347,240
3.82%, 07/01/2030	8,317,000	8,434,474
3.85%, 07/01/2030	13,900,000	14,133,326
3.39%, 09/01/2030	1,900,155	1,851,892
3.26%, 10/01/2030	4,987,032	4,833,359
3.00%, 02/01/2031	10,772,177	10,651,444
5.00%, 04/01/2031	154,756	165,247
2.00%, 08/01/2031	3,171,033	2,974,675
6.50%, 08/01/2031	12,366	13,557
2.50%, 11/01/2031	4,011,025	3,873,591
4.00%, 11/01/2031	5,476,715	5,573,365
6.50%, 02/01/2032	66,211	72,590
3.00%, 04/01/2032	148,942	147,272
3.32%, 04/01/2032	6,173,611	5,916,179
3.00%, 05/01/2032	927,571	917,175
3.00%, 06/01/2032	930,443	920,015
7.00%, 06/01/2032	5,214	5,426
3.00%, 07/01/2032	340,337	336,523
3.50%, 07/01/2032	145,048	145,608
7.00%, 08/01/2032	1,227	1,241
3.22%, 09/01/2032	6,000,000	5,630,046
5.50%, 11/01/2032	56,231	60,728
3.50%, 12/01/2032	355,045	355,100
5.00%, 12/01/2032	679	686
6.00%, 12/01/2032	24,945	27,129
6.00%, 12/01/2032	166,752	183,697
3.19%, 01/01/2033	4,936,583	4,813,309
3.50%, 02/01/2033	644,523	644,616
3.50%, 02/01/2033	7,999,998	8,045,824
5.50%, 02/01/2033	2,111	2,276
7.00%, 02/01/2033	1,545	1,605
3.50%, 03/01/2033	3,737,428	3,758,840
5.50%, 03/01/2033	87,837	95,663
6.00%, 03/01/2033	7,557	8,166
6.00%, 03/01/2033	2,455	2,652
6.00%, 03/01/2033	5,614	6,182
6.00%, 03/01/2033	4,115	4,447
6.00%, 03/01/2033	4,377	4,754
5.50%, 04/01/2033	60,430	65,237
6.00%, 05/01/2033	22,683	25,070
3.50%, 06/01/2033	252,894	252,933
5.00%, 06/01/2033	17,401	18,490
7.00%, 06/01/2033	102,665	116,472
3.72%, 07/01/2033	11,178,000	11,099,399
5.00%, 07/01/2033	21,502	22,847
5.00%, 07/01/2033	17,748	18,860
5.50%, 07/01/2033	14,310	15,458
4.29% (12 Month LIBOR USD + 1.60%, 9.24% Cap), 08/01/2033 (2)	29,693	30,982
6.00%, 08/01/2033	6,966	7,526
3.50%, 09/01/2033	2,499,998	2,514,318
3.89% (6 Month LIBOR USD + 1.41%, 9.20% Cap), 09/01/2033 (2)	47,944	49,301
4.32% (12 Month LIBOR USD + 1.81%, 9.15% Cap), 09/01/2033 (2)	14,022	14,792
5.50%, 09/01/2033	226,128	243,733
6.00%, 09/01/2033	12,915	14,238
6.00%, 09/01/2033	14,717	15,629
3.50%, 10/01/2033	11,753,158	11,798,515
4.50%, 10/01/2033	5,265,914	5,462,190
3.27% (12 Month LIBOR USD + 1.51%, 10.26% Cap), 11/01/2033 (2)	36,493	38,090
4.50%, 11/01/2033	18,311	18,982
5.00%, 11/01/2033	5,666	6,016
5.00%, 11/01/2033	3,856,606	4,094,718
5.00%, 11/01/2033	49,470	52,686
5.50%, 11/01/2033	3,777	4,044
4.00%, 12/01/2033	58,011	58,678
5.50%, 12/01/2033	90,040	99,441
3.43% (12 Month LIBOR USD + 1.67%, 8.87% Cap), 01/01/2034 (2)	13,348	13,951
5.50%, 01/01/2034	8,357	9,200
5.50%, 03/01/2034	8,737	9,431
5.00%, 04/01/2034	116,432	124,360
5.00%, 05/01/2034	38,682	41,227
4.29% (1 Year CMT Rate + 2.30%, 9.22% Cap), 06/01/2034 (2)	38,572	40,618
3.56% (1 Year CMT Rate + 2.05%, 9.32% Cap), 07/01/2034 (2)	2,835	2,982
3.70% (6 Month LIBOR USD + 1.20%, 10.34% Cap), 08/01/2034 (2)	34,955	35,717
4.39% (12 Month LIBOR USD + 1.64%, 9.99% Cap), 08/01/2034 (2)	21,508	22,516
4.50% (12 Month LIBOR USD + 1.75%, 10.00% Cap), 08/01/2034 (2)	8,566	8,959
4.17% (12 Month LIBOR USD + 1.60%, 10.95% Cap), 09/01/2034 (2)	3,875	4,046
4.50%, 09/01/2034	31,599	32,797
5.50%, 09/01/2034	20,747	22,404
3.48% (12 Month LIBOR USD + 1.51%, 10.09% Cap), 10/01/2034 (2)	16,250	16,832
4.37% (1 Year CMT Rate + 2.38%, 10.18% Cap), 10/01/2034 (2)	41,781	44,212
5.50%, 10/01/2034	32,595	33,641
3.25% (1 Year CMT Rate + 2.00%, 9.13% Cap), 11/01/2034 (2)	6,305	6,607
3.43% (12 Month LIBOR USD + 1.68%, 9.79% Cap), 11/01/2034 (2)	15,861	16,698
3.57%, 11/01/2034	1,367,442	1,355,270
3.61%, 11/01/2034	1,405,148	1,378,219
6.00%, 11/01/2034	5,596	6,164
5.00%, 12/01/2034	30,348	32,227
3.42% (12 Month LIBOR USD + 1.55%, 10.31% Cap), 01/01/2035 (2)	13,018	13,620
3.93% (6 Month LIBOR USD + 1.51%, 10.85% Cap), 01/01/2035 (2)	232,960	240,624
5.00%, 01/01/2035	22,482	23,622
7.50%, 01/01/2035	43,987	50,058
4.03% (6 Month LIBOR USD + 1.54%, 10.94% Cap), 02/01/2035 (2)	11,406	11,781
5.00%, 02/01/2035	3,393,005	3,602,439
5.00%, 02/01/2035	656,953	697,506
5.50%, 02/01/2035	70,053	75,710
3.44% (12 Month LIBOR USD + 1.53%, 9.88% Cap), 03/01/2035 (2)	43,119	44,999
7.50%, 03/01/2035	51,992	59,443
3.45%, 04/01/2035	1,894,330	1,826,017
4.15% (1 Year CMT Rate + 2.22%, 9.56% Cap), 04/01/2035 (2)	45,098	47,395
6.00%, 04/01/2035	104,694	115,309
3.91% (12 Month LIBOR USD + 1.31%, 10.01% Cap), 05/01/2035 (2)	37,822	39,115
4.13% (12 Month LIBOR USD + 1.60%, 10.89% Cap), 05/01/2035 (2)	6,911	7,191
3.12%, 06/01/2035	3,400,000	3,105,934
5.00%, 06/01/2035	595,980	632,756
3.62% (1 Year CMT Rate + 1.86%, 10.42% Cap), 07/01/2035 (2)	16,619	17,232
5.00%, 07/01/2035	2,852,926	3,029,082
5.00%, 07/01/2035	17,591	18,525
5.00%, 07/01/2035	3,240,655	3,440,614
4.14% (12 Month LIBOR USD + 1.39%, 11.01% Cap), 08/01/2035 (2)	2,052	2,106
3.93% (12 Month LIBOR USD + 1.54%, 10.44% Cap), 09/01/2035 (2)	25,244	26,409
5.00%, 09/01/2035	63,359	67,644
4.50% (1 Year CMT Rate + 2.47%, 10.46% Cap), 10/01/2035 (2)	58,429	61,447
5.00%, 10/01/2035	296,061	314,420
5.00%, 11/01/2035	670,039	711,782
5.50%, 12/01/2035	27,256	28,432
3.75% (1 Year CMT Rate + 2.25%, 9.67% Cap), 01/01/2036 (2)	42,319	44,571
3.79% (12 Month US Treasury Average + 1.99%, 8.59% Cap), 01/01/2036 (2)	113,206	115,959
4.25% (12 Month LIBOR USD + 2.25%, 10.13% Cap), 01/01/2036 (2)	3,570	3,606
5.00%, 01/01/2036	54,843	58,255
6.50%, 01/01/2036	323,898	358,447
4.78% (6 Month LIBOR USD + 2.50%, 10.92% Cap), 02/01/2036 (2)	8,645	9,087
5.00%, 02/01/2036	44,124	46,866
6.00%, 02/01/2036	5,285	5,581
7.00%, 02/01/2036	48,550	54,321
3.19%, 03/01/2036	2,707,651	2,592,319
4.91% (6 Month LIBOR USD + 2.50%, 11.27% Cap), 03/01/2036 (2)	359,920	385,150
7.00%, 03/01/2036	2,147	2,330
5.50%, 04/01/2036	80,134	86,635
6.50%, 04/01/2036	1,015	1,020
4.22% (12 Month LIBOR USD + 1.84%, 11.04% Cap), 05/01/2036 (2)	23,224	24,493
5.50%, 05/01/2036	106,953	114,895
5.50%, 05/01/2036	67,844	73,612
4.17% (12 Month LIBOR USD + 1.55%, 11.17% Cap), 06/01/2036 (2)	7,918	8,228
4.55% (12 Month LIBOR USD + 1.82%, 11.18% Cap), 06/01/2036 (2)	185,211	195,359
4.60% (12 Month LIBOR USD + 1.92%, 10.54% Cap), 06/01/2036 (2)	44,489	47,068
4.52% (12 Month LIBOR USD + 1.77%, 10.90% Cap), 07/01/2036 (2)	66,326	69,778
6.50%, 07/01/2036	5,149	5,669
4.27% (1 Year CMT Rate + 2.12%, 10.49% Cap), 08/01/2036 (2)	29,415	30,834
4.50% (12 Month LIBOR USD + 1.75%, 11.33% Cap), 08/01/2036 (2)	37,226	37,655
4.58% (12 Month LIBOR USD + 1.85%, 10.87% Cap), 08/01/2036 (2)	76,771	81,017
6.50%, 08/01/2036	200,933	220,291
3.48% (6 Month LIBOR USD + 1.28%, 12.90% Cap), 09/01/2036 (2)	149,981	153,716
3.51% (12 Month LIBOR USD + 1.62%, 11.33% Cap), 09/01/2036 (2)	54,102	56,239
3.57% (12 Month LIBOR USD + 1.82%, 10.97% Cap), 09/01/2036 (2)	38,368	40,286
3.60% (6 Month LIBOR USD + 1.60%, 10.33% Cap), 09/01/2036 (2)	35,100	36,397
4.51% (12 Month LIBOR USD + 1.76%, 11.09% Cap), 09/01/2036 (2)	141,500	148,956
6.00%, 09/01/2036	407,986	449,490
2.50%, 10/01/2036	8,734,927	8,291,834
3.78% (12 Month LIBOR USD + 1.66%, 11.58% Cap), 10/01/2036 (2)	65,445	68,288
3.87% (12 Month LIBOR USD + 2.08%, 10.59% Cap), 10/01/2036 (2)	111,061	117,542
4.00% (12 Month LIBOR USD + 2.08%, 11.41% Cap), 10/01/2036 (2)	69,709	73,778
6.50%, 10/01/2036	44,227	48,831
3.00%, 11/01/2036	8,228,671	8,025,044
3.63% (12 Month LIBOR USD + 1.88%, 12.19% Cap), 11/01/2036 (2)	12,024	12,665
3.96% (12 Month LIBOR USD + 2.21%, 10.52% Cap), 11/01/2036 (2)	22,622	23,876
5.50%, 11/01/2036	25,998	28,067
6.00%, 11/01/2036	59,382	65,384
2.50%, 12/01/2036	4,914,434	4,665,153
3.54% (12 Month LIBOR USD + 1.79%, 10.98% Cap), 12/01/2036 (2)	134,465	141,558
3.69% (12 Month LIBOR USD + 1.94%, 10.70% Cap), 12/01/2036 (2)	34,876	36,599
7.00%, 12/01/2036	7,786	8,321
3.75% (12 Month LIBOR USD + 1.93%, 10.86% Cap), 01/01/2037 (2)	34,004	35,951
3.94% (6 Month LIBOR USD + 1.44%, 12.56% Cap), 01/01/2037 (2)	61,885	63,841
6.50%, 01/01/2037	100,229	109,588
3.98% (6 Month LIBOR USD + 1.48%, 12.60% Cap), 02/01/2037 (2)	80,099	82,757
4.53% (6 Month LIBOR USD + 2.03%, 10.64% Cap), 02/01/2037 (2)	60,586	63,860
5.50%, 03/01/2037	512,623	553,384
6.00%, 03/01/2037	85,001	90,341
7.00%, 03/01/2037	12,635	13,966
3.80% (12 Month LIBOR USD + 1.71%, 10.78% Cap), 04/01/2037 (2)	125,129	131,020
5.50%, 04/01/2037	169,562	183,085
7.00%, 04/01/2037	9,837	10,638
4.00%, 05/01/2037	13,373,936	13,611,896
5.50%, 05/01/2037	250,026	269,702
6.50%, 05/01/2037	8,355	8,467
7.50%, 05/01/2037	35,731	41,624
3.80% (6 Month LIBOR USD + 1.31%, 12.18% Cap), 07/01/2037 (2)	81,279	83,367
4.13% (12 Month LIBOR USD + 1.68%, 11.01% Cap), 07/01/2037 (2)	180,053	188,484
4.22% (12 Month LIBOR USD + 1.47%, 10.72% Cap), 07/01/2037 (2)	8,323	8,642
4.52% (12 Month LIBOR USD + 1.87%, 10.42% Cap), 07/01/2037 (2)	62,351	65,573
5.00%, 07/01/2037	834,558	886,150
5.11% (12 Month LIBOR USD + 2.37%, 11.14% Cap), 08/01/2037 (2)	70,840	75,003
6.50%, 08/01/2037	39,295	43,874
6.50%, 08/01/2037	33,445	37,594
3.97% (1 Year CMT Rate + 2.32%, 11.07% Cap), 09/01/2037 (2)	17,438	18,406
4.09% (12 Month LIBOR USD + 1.46%, 10.82% Cap), 09/01/2037 (2)	38,410	40,152
4.48% (12 Month LIBOR USD + 1.73%, 11.94% Cap), 09/01/2037 (2)	44,151	45,856
4.53% (12 Month LIBOR USD + 1.78%, 11.21% Cap), 09/01/2037 (2)	10,371	10,535
6.00%, 09/01/2037	88,022	96,956
7.00%, 09/01/2037	45,920	50,794
6.50%, 10/01/2037	81,478	90,986
7.50%, 10/01/2037	185,978	216,962
3.93% (12 Month LIBOR USD + 1.44%, 11.21% Cap), 11/01/2037 (2)	136,573	141,387
3.94% (1 Year CMT Rate + 2.09%, 10.55% Cap), 11/01/2037 (2)	72,388	75,754
7.50%, 11/01/2037	62,051	70,745
8.00%, 11/01/2037	14,085	15,224
3.84% (1 Year CMT Rate + 2.23%, 10.68% Cap), 12/01/2037 (2)	135,655	142,104
3.79% (12 Month LIBOR USD + 1.79%, 10.19% Cap), 01/01/2038 (2)	18,581	19,221
5.50%, 01/01/2038	155,865	168,190
8.00%, 01/01/2038	7,383	8,605
6.00%, 04/01/2038	37,085	40,064
5.50%, 05/01/2038	26,612	27,463
6.00%, 05/01/2038	266,438	291,598
5.50%, 06/01/2038	1,978	2,132
5.50%, 06/01/2038	1,082,165	1,163,803
5.50%, 06/01/2038	150,839	162,869
3.50%, 09/01/2038	1,638,994	1,630,621
5.50%, 09/01/2038	915,698	989,523
7.00%, 09/01/2038	54,991	62,191
6.50%, 10/01/2038	96,700	108,418
6.50%, 10/01/2038	377,846	422,040
7.00%, 10/01/2038	111,560	129,201
6.00%, 11/01/2038	75,728	83,920
7.00%, 11/01/2038	72,548	83,422
7.50%, 11/01/2038	49,947	58,475
7.00%, 12/01/2038	183,947	211,076
5.00%, 01/01/2039	2,547,191	2,703,345
7.00%, 01/01/2039	317,653	361,806
7.50%, 04/01/2039	168,616	183,599
4.50%, 05/01/2039	392,290	408,665
5.50%, 06/01/2039	27,020	28,372
5.00%, 09/01/2039	134,446	142,489
5.50%, 09/01/2039	97,288	104,419
4.50%, 11/01/2039	29,102	30,307
5.50%, 12/01/2039	98,947	106,213
6.00%, 12/01/2039	1,305,430	1,435,961
5.50%, 01/01/2040	667,297	732,087
5.00%, 04/01/2040	330,064	350,712
4.00%, 07/01/2040	5,841,299	5,942,041
4.00%, 08/01/2040	203,904	207,440
4.50%, 08/01/2040	4,291,834	4,468,228
4.50%, 08/01/2040	4,328,157	4,504,803
5.00%, 08/01/2040	757,487	806,002
5.00%, 08/01/2040	367,538	391,078
4.00%, 09/01/2040	1,496,617	1,522,616
4.50%, 09/01/2040	1,407,527	1,464,827
3.50%, 10/01/2040 (6)	68,920,000	67,822,311
4.00%, 10/01/2040	1,739,370	1,769,574
4.50%, 10/01/2040	576,691	600,167
6.00%, 10/01/2040	1,784,926	1,967,529
3.50%, 12/01/2040	129,763	128,719
4.00%, 12/01/2040	297,915	303,095
4.00%, 12/01/2040	1,519,921	1,546,253
4.50%, 12/01/2040	536,889	558,747
4.50%, 12/01/2040	6,280,994	6,537,321
4.50%, 12/01/2040	2,708,277	2,818,540
4.50%, 12/01/2040	1,817,851	1,891,139
4.00%, 01/01/2041	1,207,289	1,228,233
4.00%, 01/01/2041	2,070,463	2,106,391
4.00%, 01/01/2041	1,813,983	1,845,517
4.00%, 01/01/2041	2,012,724	2,047,621
4.00%, 01/01/2041	610,173	620,781
4.00%, 01/01/2041	901,208	916,880
4.00%, 01/01/2041	274,371	279,139
3.50%, 02/01/2041	10,900,855	10,813,068
4.00%, 02/01/2041	2,710,724	2,757,761
4.00%, 02/01/2041	70,485	71,709
4.00%, 02/01/2041	1,691,175	1,721,609
4.00%, 03/01/2041	9,022,369	9,179,235
4.50%, 03/01/2041	1,368,892	1,424,618
4.50%, 04/01/2041	1,209,730	1,258,983
4.50%, 05/01/2041	1,829,620	1,905,597
4.50%, 05/01/2041	7,351,266	7,650,567
5.00%, 05/01/2041	147,943	157,416
4.50%, 07/01/2041	435,711	453,003
6.00%, 07/01/2041	4,594,515	5,058,387
4.50%, 08/01/2041	2,765,370	2,871,976
4.00%, 09/01/2041	323,036	328,654
4.00%, 10/01/2041	1,296,891	1,319,433
4.00%, 10/01/2041	749,831	759,457
4.00%, 10/15/2041 (6)	54,855,000	55,389,288
4.50%, 10/15/2041 (6)	1,650,000	1,702,143
5.50%, 10/15/2041 (6)	7,750,000	8,275,547
3.50%, 11/01/2041	477,321	473,476
3.50%, 11/01/2041	4,637,311	4,599,962
3.50%, 12/01/2041	856,589	849,689
3.50%, 12/01/2041	8,574,108	8,505,084
3.50%, 12/01/2041	330,661	328,001
4.00%, 12/01/2041	1,754,468	1,784,948
4.00%, 12/01/2041	2,605,429	2,650,736
4.00%, 01/01/2042	3,675,435	3,741,397
4.50%, 01/01/2042	869,013	901,718
4.50%, 01/01/2042	2,915,008	3,033,621
3.50%, 02/01/2042	296,794	294,424
3.50%, 02/01/2042	539,977	535,629
4.50%, 02/01/2042	357,938	371,213
4.00%, 03/01/2042	175,814	176,971
3.50%, 04/01/2042	337,285	334,569
3.00%, 05/01/2042	649,124	627,237
3.50%, 05/01/2042	9,136,288	9,062,737
4.50%, 05/01/2042	742,795	773,039
5.00%, 05/01/2042	2,572,924	2,739,855
3.50%, 06/01/2042	2,029,441	2,013,137
3.50%, 07/01/2042	4,699,404	4,661,552
3.50%, 07/01/2042	1,360,134	1,349,180
4.00%, 07/01/2042	485,262	492,071
4.00%, 07/01/2042	535,113	542,504
4.00%, 07/01/2042	522,826	530,162
4.00%, 07/01/2042	865,128	877,144
3.50%, 08/01/2042	873,119	866,087
4.00%, 08/01/2042	6,717,445	6,838,383
3.50%, 09/01/2042	1,102,478	1,088,026
3.50%, 09/01/2042	768,824	762,632
3.50%, 09/01/2042	1,068,964	1,061,679
3.50%, 09/01/2042	6,179,518	6,129,750
3.00%, 10/01/2042	5,885,532	5,688,553
3.50%, 10/01/2042	477,380	474,063
3.50%, 10/01/2042	1,507,200	1,495,061
3.50%, 10/01/2042	543,531	539,153
3.50%, 10/01/2042	815,285	808,719
3.00%, 10/15/2042 (6)	7,820,000	7,483,161
3.00%, 11/01/2042	2,356,563	2,275,812
3.50%, 11/01/2042	3,204,683	3,179,368
3.50%, 11/01/2042	8,428,273	8,360,390
4.50%, 11/01/2042	10,012,320	10,419,433
3.00%, 12/01/2042	132,098	127,586
3.00%, 12/01/2042	1,379,645	1,332,530
4.00%, 12/01/2042	606,013	616,550
2.50%, 01/01/2043	2,897,788	2,694,860
3.00%, 01/01/2043	1,746,027	1,684,647
3.00%, 01/01/2043	1,906,660	1,841,327
3.00%, 01/01/2043	1,191,718	1,150,883
3.00%, 01/01/2043	2,034,420	1,964,479
3.50%, 01/01/2043	1,224,216	1,214,425
3.50%, 01/01/2043	901,816	889,994
2.50%, 02/01/2043	1,293,174	1,202,620
3.00%, 02/01/2043	948,457	915,070
3.50%, 02/01/2043	77,837	77,210
3.50%, 02/01/2043	81,644	80,988
3.00%, 03/01/2043	431,999	416,985
3.50%, 03/01/2043	642,768	634,341
3.50%, 03/01/2043	5,020,427	4,979,999
3.50%, 03/01/2043	1,761,162	1,746,980
3.00%, 04/01/2043	3,253,706	3,140,697
3.00%, 04/01/2043	862,378	832,347
3.00%, 04/01/2043	1,039,962	1,003,968
3.00%, 04/01/2043	2,241,288	2,163,442
3.00%, 04/01/2043	1,431,338	1,381,956
3.50%, 04/01/2043	2,117,143	2,097,279
3.50%, 04/01/2043	5,431,108	5,387,374
3.00%, 05/01/2043	1,739,743	1,679,155
3.00%, 05/01/2043	1,115,857	1,076,997
3.00%, 05/01/2043	420,971	406,350
3.00%, 05/01/2043	141,339	136,439
3.00%, 05/01/2043	812,431	784,211
3.00%, 05/01/2043	12,357,307	11,928,085
3.00%, 05/01/2043	2,757,962	2,662,166
3.50%, 05/01/2043	815,573	804,891
3.50%, 05/01/2043	2,277,814	2,247,951
3.50%, 05/01/2043	103,082	102,252
3.50%, 05/01/2043	1,681,390	1,659,346
3.00%, 06/01/2043	107,796	104,077
3.00%, 06/01/2043	489,106	472,067
3.00%, 06/01/2043	524,704	506,431
3.00%, 06/01/2043	294,832	284,581
3.00%, 06/01/2043	777,344	750,979
3.00%, 06/01/2043	2,984,499	2,880,889
3.00%, 06/01/2043	8,416,371	8,124,368
3.50%, 06/01/2043	2,055,211	2,028,265
3.00%, 07/01/2043	520,470	502,358
3.00%, 07/01/2043	475,971	459,432
3.00%, 07/01/2043	1,782,792	1,721,032
3.00%, 07/01/2043	395,502	381,719
3.00%, 07/01/2043	13,744,792	13,272,960
3.00%, 07/01/2043	2,098,933	2,025,894
3.00%, 07/01/2043	1,322,489	1,276,502
3.00%, 07/01/2043	2,888,321	2,788,134
3.00%, 07/01/2043	94,687	91,392
3.00%, 07/01/2043	482,712	465,926
3.50%, 07/01/2043	10,615,852	10,527,597
4.00%, 07/01/2043	1,211,442	1,228,325
3.00%, 08/01/2043	1,037,459	1,001,909
3.00%, 08/01/2043	1,197,905	1,156,281
3.00%, 08/01/2043	4,425,509	4,275,410
3.00%, 08/01/2043	1,501,992	1,449,847
3.00%, 08/01/2043	3,376,620	3,259,118
3.00%, 08/01/2043	1,967,267	1,898,809
3.00%, 09/01/2043	1,043,850	1,007,658
3.50%, 09/01/2043	12,057,412	11,979,393
4.50%, 09/01/2043	817,398	851,977
5.00%, 09/01/2043	1,388,216	1,465,255
2.50%, 10/01/2043	2,592,851	2,411,112
3.00%, 10/01/2043	110,545	106,709
4.00%, 11/01/2043	4,480,371	4,547,787
4.00%, 12/01/2043	192,666	195,418
4.00%, 12/01/2043	1,016,319	1,032,040
4.00%, 12/01/2043	1,900,533	1,934,580
3.00%, 02/01/2044	8,177,728	7,902,203
4.00%, 06/01/2044	5,761,445	5,861,577
4.00%, 07/01/2044	5,319,862	5,400,198
4.00%, 08/01/2044	7,940,442	8,066,683
4.00%, 09/01/2044	1,725,592	1,746,784
4.00%, 01/01/2045	12,393,672	12,539,764
3.50%, 02/01/2045	9,326,122	9,251,071
3.00%, 04/01/2045	9,384,985	9,030,138
3.50%, 04/01/2045	15,165,347	14,989,200
3.50%, 06/01/2045	12,449,854	12,305,241
3.50%, 06/01/2045	3,431,580	3,391,719
4.00%, 07/01/2045	9,537,526	9,668,478
3.50%, 11/01/2045	3,716,973	3,673,798
3.50%, 12/01/2045	900,394	889,935
4.00%, 12/01/2045	1,811,531	1,831,630
4.00%, 12/01/2045	8,266,738	8,358,884
3.50%, 01/01/2046	12,387,282	12,243,387
4.00%, 01/01/2046	5,111,177	5,167,886
4.50%, 02/01/2046	10,513,675	10,940,922
2.50%, 05/01/2046	1,660,562	1,537,319
3.00%, 05/01/2046	2,103,953	2,030,719
3.50%, 05/01/2046	105,629	104,369
3.50%, 06/01/2046	7,707,848	7,613,532
3.50%, 06/01/2046	1,436,810	1,419,526
2.50%, 07/01/2046	3,320,095	3,073,685
3.00%, 07/01/2046	6,554,766	6,280,567
3.50%, 07/01/2046	3,807,342	3,760,363
3.50%, 07/01/2046	271,903	268,548
4.00%, 08/01/2046	8,712,033	8,810,501
3.00%, 09/01/2046	11,448,039	10,967,373
3.00%, 09/01/2046	8,186,524	7,843,214
3.50%, 09/01/2046	3,249,780	3,207,159
2.50%, 10/01/2046	1,219,166	1,128,675
3.00%, 10/01/2046	2,582,471	2,474,040
3.50%, 10/01/2046	619,284	611,515
3.00%, 11/01/2046	8,876,921	8,503,743
3.00%, 11/01/2046	2,651,482	2,540,017
3.50%, 11/01/2046	1,190,548	1,175,488
3.50%, 11/01/2046	16,746,716	16,552,202
3.50%, 12/01/2046	4,453,787	4,395,610
3.50%, 12/01/2046	8,601,132	8,488,781
3.00%, 01/01/2047	23,336,149	22,352,717
3.50%, 03/01/2047	9,075,282	8,952,964
3.50%, 03/01/2047	11,076,281	10,926,994
3.50%, 03/01/2047	412,383	406,718
4.00%, 03/01/2047	11,751,866	11,882,001
4.50%, 03/01/2047	1,707,276	1,765,051
3.50%, 04/01/2047	2,474,598	2,442,268
3.50%, 04/01/2047	9,117,798	8,994,905
4.00%, 06/01/2047	3,617,344	3,668,338
5.00%, 06/01/2047	4,182,555	4,420,606
3.50%, 07/01/2047	10,467,187	10,326,103
3.50%, 08/01/2047	9,718,236	9,582,729
4.50%, 08/01/2047	2,343,472	2,419,263
3.50%, 09/01/2047	9,078,992	8,956,620
3.50%, 11/01/2047	3,883,916	3,829,970
3.50%, 11/01/2047	37,934,817	37,353,343
4.00%, 01/01/2048	4,208,038	4,253,902
4.00%, 01/01/2048	9,383,084	9,494,279
4.00%, 01/01/2048	8,897,727	9,016,564
4.00%, 01/01/2048	8,900,277	9,040,291
5.00%, 01/01/2048	1,830,236	1,922,001
4.00%, 03/01/2048	10,799,848	10,972,024
4.00%, 03/01/2048	4,830,516	4,887,569
4.00%, 04/01/2048	8,180,283	8,286,499
4.00%, 04/01/2048	8,124,919	8,227,399
4.50%, 05/01/2048	7,298,560	7,577,055
5.00%, 05/01/2048	4,849,074	5,091,589
5.00%, 05/01/2048	10,552,853	11,081,957
4.50%, 06/01/2048	20,099,274	20,742,394
4.50%, 07/01/2048	502,533	527,287
4.50%, 07/01/2048	585,510	610,741
4.50%, 07/01/2048	781,149	817,700
4.00%, 08/01/2048	16,419,681	16,588,224
4.50%, 08/01/2048	12,424,727	12,826,010
4.50%, 08/01/2048	2,293,053	2,392,572
4.50%, 08/01/2048	868,081	908,701
4.50%, 09/01/2048	712,273	747,357
4.50%, 09/01/2048	16,546,523	17,080,931
4.50%, 09/01/2048	553,657	579,564
4.50%, 09/01/2048	608,183	636,635
5.00%, 09/01/2048	12,528,729	13,169,842
6.00%, 11/01/2048	41,774	43,749
Fannie Mae Principal Strip
0.00%, 05/15/2030 PO	929,000	613,863
Fannie Mae REMIC Trust 2003-W1
5.41%, 12/25/2042 (4)	116,686	120,851
5.93%, 12/25/2042 (4)	31,140	33,587
Fannie Mae REMIC Trust 2003-W4
6.50%, 10/25/2042 (4)	16,999	18,602
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	702,000	752,675
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	96,497	107,146
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	166,826	185,644
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	151,008	166,354
Fannie Mae REMIC Trust 2007-W1
6.34%, 08/25/2047 (4)	18,137	19,209
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	34,113	36,885
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037 PO	34,171	29,683
Fannie Mae REMIC Trust 2007-W7
25.89% (-6 x 1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037 (2)(5)	23,954	35,573
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	675,203	738,737
Fannie Mae REMICS
4.00%, 04/25/2019	29	29
8.00%, 07/25/2019	719	728
8.00%, 10/25/2019	232	235
4.00%, 11/25/2019	186	186
8.50%, 11/25/2019	259	264
9.00%, 11/25/2019	87	89
9.40%, 11/25/2019	150	154
7.50%, 12/25/2019	509	516
8.50%, 01/25/2020	76	78
8.80%, 01/25/2020	130	133
7.00%, 05/25/2020	65	67
5.50%, 06/25/2020	44	45
9.50%, 06/25/2020	120	125
7.00%, 07/25/2020	569	579
5.50%, 08/25/2020	74	74
6.50%, 08/25/2020	1,223	1,247
505.00%, 08/25/2020	2	7
1118.04%, 08/25/2020 IO	1	6
6.50%, 09/25/2020	487	497
7.00%, 09/25/2020	143	146
9.00%, 10/25/2020	521	536
18.28% (-2 x 1 Month LIBOR USD + 21.60%, 4.50% Floor, 21.60% Cap), 11/25/2020 (2)(5)	100	113
652.15%, 12/25/2020 IO	5	29
7.00%, 01/25/2021	195	200
5.00%, 03/25/2021	205	208
7.00%, 03/25/2021	6,613	6,775
13.80% (-2 x 1 Month LIBOR USD + 17.68%, 17.68% Cap), 05/25/2021 (2)(5)	124	134
8.50%, 06/25/2021	152	160
8.75%, 06/25/2021	623	647
853.24%, 06/25/2021 (4)	1	8
6.50%, 07/25/2021	642	663
6.50%, 09/25/2021	51,995	53,863
12.88% (-1 x 1 Month LIBOR USD + 15.10%, 5.00% Floor, 15.10% Cap), 09/25/2021 (2)(5)	97	100
8.75%, 10/25/2021	1,102	1,135
22.04% (-3 x 7 Year CMT Rate + 30.01%, 29.59% Cap), 12/25/2021 (2)(5)	106	119
6.00%, 02/25/2022	53,019	54,794
6.50%, 02/25/2022	8,960	9,297
0.00%, 03/25/2022 PO	19,624	18,828
7.50%, 06/25/2022	75	79
7.00%, 07/25/2022	731	755
7.50%, 07/25/2022	8,689	9,140
8.00%, 07/25/2022	11,036	11,716
8.00%, 07/25/2022	436	458
1184.78%, 07/25/2022 IO	3	42
6.00%, 08/25/2022	1,664	1,721
6.50%, 08/25/2022	2,183	2,272
2.24% (1 Month LIBOR USD + 0.02%, 0.02% Floor, 9.32% Cap), 09/25/2022 (2)	814	814
5.50%, 09/25/2022	1,156	1,181
6.00%, 09/25/2022	69,246	71,915
7.50%, 09/25/2022	6,785	7,076
7.75%, 09/25/2022	3,783	4,014
8.00%, 09/25/2022	10,946	11,619
0.00%, 10/25/2022 PO	1,148	1,088
1.72% (11th District Cost of Funds Index + 0.70%, 0.70% Floor, 10.00% Cap), 10/25/2022 (2)	711	717
7.00%, 10/25/2022	1,858	1,954
7.50%, 10/25/2022	6,164	6,498
7.90%, 01/25/2023	6,221	6,651
6.50%, 02/25/2023	2,752	2,866
7.00%, 02/25/2023	28,366	29,994
15.50% (-7 x 1 Month LIBOR USD + 58.37%, 15.50% Cap), 02/25/2023 (2)(5)	1,055	1,307
5.50%, 03/25/2023	124,071	128,462
6.50%, 03/25/2023	2,071	2,175
7.00%, 03/25/2023	18,199	19,034
7.50%, 03/25/2023	6,617	7,015
7.70%, 03/25/2023	2,789	2,957
0.00%, 04/25/2023 PO	1,137	1,076
5.50%, 04/25/2023	7,379	7,572
5.50%, 04/25/2023	230,094	240,106
6.00% (-3 x 1 Month LIBOR USD + 28.70%, 6.00% Cap), 04/25/2023 (2)(5)	4,343	4,640
7.00%, 04/25/2023	5,965	6,232
15.81% (-2 x 7 Year CMT Rate + 22.30%, 21.83% Cap), 04/25/2023 IO (2)(5)	5,451	1,272
18.16% (-2 x 11th District Cost of Funds Index + 20.53%, 20.53% Cap), 04/25/2023 (2)(5)	2,862	3,317
5.50%, 05/25/2023	55,886	57,936
7.00%, 05/25/2023	67,970	71,895
4.28% (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/25/2023 IO (2)(5)	30,448	1,002
5.00%, 06/25/2023	7,217	7,214
4.50%, 07/25/2023	85,717	90,453
6.00%, 07/25/2023 (4)	27,971	29,386
6.50%, 07/25/2023	1,508	1,578
7.00%, 07/25/2023	21,069	22,106
7.00%, 07/25/2023	34,293	36,173
3.10% (1 Month LIBOR USD + 0.88%, 0.88% Floor, 9.50% Cap), 08/25/2023 (2)	3,834	3,885
5.83% (-1 x 1 Month LIBOR USD + 8.05%, 8.05% Cap), 08/25/2023 IO (2)(5)	1,090	86
6.88%, 08/25/2023	30,732	32,135
7.00%, 08/25/2023	54,850	57,729
7.92% (-1 x 10 Year CMT Rate + 10.75%, 10.00% Cap), 08/25/2023 IO (2)(5)	27,907	3,533
0.00%, 09/25/2023 PO	2,580	2,425
0.00%, 09/25/2023 PO	1,008	958
2.87% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 09/25/2023 (2)	1,846	1,847
6.50%, 09/25/2023	2,930	3,083
12.50% (-9 x 1 Month LIBOR USD + 77.31%, 12.50% Cap), 09/25/2023 (2)(5)	2,022	2,178
12.70% (-2 x 11th District Cost of Funds Index + 14.86%, 14.86% Cap), 09/25/2023 (2)(5)	1,629	1,765
6.50%, 10/25/2023	17,765	18,674
6.50%, 10/25/2023	43,232	45,658
10.50% (-8 x 11th District Cost of Funds Index + 63.39%, 10.50% Cap), 10/25/2023 (2)(5)	937	1,076
17.18% (-3 x 1 Month LIBOR USD + 23.38%, 23.38% Cap), 10/25/2023 (2)(5)	2,612	3,152
25.30% (-4 x 11th District Cost of Funds Index + 29.75%, 29.75% Cap), 10/25/2023 (2)(5)	1,405	1,710
0.00%, 11/25/2023 PO	285	268
6.50%, 11/25/2023	16,534	18,128
2.82% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 12/25/2023 (2)	1,308	1,318
3.22% (1 Month LIBOR USD + 1.00%, 1.00% Floor, 9.50% Cap), 12/25/2023 (2)	3,530	3,565
6.50%, 12/25/2023	4,386	4,657
11.93% (-1 x 11th District Cost of Funds Index + 12.95%, 4.00% Floor, 12.95% Cap), 12/25/2023 (2)(5)	1,642	1,848
16.74% (-4 x 1 Month LIBOR USD + 24.50%, 24.50% Cap), 12/25/2023 (2)(5)	3,530	4,188
26.50% (-4 x 11th District Cost of Funds Index + 31.01%, 31.01% Cap), 12/25/2023 (2)(5)	4,339	5,336
5.00%, 02/25/2024 IO	29,650	906
5.00%, 03/25/2024 IO	6,598	174
5.00%, 03/25/2024 IO	5,409	100
6.50%, 03/25/2024	13,893	14,599
6.50%, 03/25/2024	81,025	85,719
7.00%, 04/25/2024	121,365	127,644
7.00%, 04/25/2024	52,126	55,756
5.50%, 07/25/2024	14,308	14,843
5.50%, 08/25/2024	140,500	146,784
5.00%, 11/25/2024	218,187	224,374
8.50%, 01/25/2025	2,977	3,242
8.80%, 01/25/2025	4,479	4,974
2.52% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 7.00% Cap), 07/25/2025 (2)	612	612
5.50%, 08/25/2025	138,218	145,914
5.50%, 01/25/2026	92,153	96,726
22.17% (-5 x 1 Month LIBOR USD + 33.25%, 33.25% Cap), 10/25/2026 (2)(5)	19,243	23,915
7.00%, 11/25/2026	29,555	31,525
1.84%, 03/25/2027 IO (4)	13,698	308
1.84%, 03/25/2027 IO (4)	4,409	121
7.50%, 04/18/2027	5,225	5,782
7.50%, 04/20/2027	8,172	9,103
6.50%, 04/25/2027	19,083	20,924
7.50%, 05/20/2027	33,662	37,532
2.62% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 05/25/2027 (2)	2,686,838	2,702,747
6.50%, 07/18/2027	1,686	1,817
7.00%, 12/18/2027 IO	8,544	926
6.00%, 07/18/2028	10,496	11,262
5.38% (-1 x 1 Month LIBOR USD + 7.60%, 7.60% Cap), 07/25/2028 IO (2)(5)	280,707	28,491
3.00%, 12/25/2028	1,237,521	1,145,640
5.93% (-1 x 1 Month LIBOR USD + 8.15%, 8.15% Cap), 12/25/2028 IO (2)(5)	9,243	572
6.00%, 12/25/2028	5,195	5,433
5.00%, 03/25/2029	247,640	256,281
5.50%, 04/18/2029	21,467	22,015
6.35%, 04/25/2029	6,259	6,606
7.50%, 12/18/2029	9,482	10,470
7.50%, 02/25/2030	54,706	60,808
6.88% (-1 x 1 Month LIBOR USD + 9.10%, 9.10% Cap), 07/25/2030 IO (2)(5)	17,891	2,191
3.00%, 09/25/2030	1,299,133	1,291,984
8.50%, 01/25/2031 IO	2,503	584
7.00%, 03/25/2031	5,483	6,103
3.50%, 04/25/2031	1,084,000	1,086,189
6.00%, 07/25/2031 IO	33,245	7,123
7.00%, 07/25/2031	19,488	21,816
7.00%, 08/25/2031	39,335	43,118
6.50%, 09/25/2031	8,564	9,336
7.00%, 09/25/2031	54,309	60,539
7.00%, 09/25/2031	9,982	11,039
7.00%, 09/25/2031	10,149	11,291
16.74% (-4 x 1 Month LIBOR USD + 24.50%, 24.50% Cap), 09/25/2031 (2)(5)	24,891	31,312
6.50%, 10/25/2031	5,975	6,317
16.30% (-3 x 1 Month LIBOR USD + 22.95%, 22.95% Cap), 10/25/2031 (2)(5)	16,760	21,859
6.00%, 11/25/2031	61,228	66,178
7.00%, 11/25/2031	65,396	72,984
11.17% (-2 x 1 Month LIBOR USD + 15.50%, 15.50% Cap), 11/25/2031 (2)(5)	18,475	22,394
12.31% (-2 x 1 Month LIBOR USD + 17.47%, 17.47% Cap), 12/25/2031 (2)(5)	1,777	2,085
0.00%, 01/25/2032 PO	2,527	2,246
17.99% (-3 x 1 Month LIBOR USD + 25.19%, 25.19% Cap), 02/25/2032 (2)(5)	4,407	5,781
1.60% (-1 x 1 Month LIBOR USD + 8.10%, 1.60% Cap), 03/25/2032 IO (2)(5)	63,482	3,089
10.00% (-7 x 1 Month LIBOR USD + 54.00%, 10.00% Cap), 03/25/2032 (2)(5)	897	1,095
0.00%, 04/25/2032 PO	2,032	1,712
6.00%, 04/25/2032	163,449	177,675
6.50%, 04/25/2032	28,633	31,254
6.50%, 05/25/2032	58,104	63,336
6.50%, 06/25/2032	23,986	26,432
6.50%, 07/25/2032 IO	110,987	16,023
6.50%, 08/25/2032	68,082	75,333
13.71% (-3 x 1 Month LIBOR USD + 19.80%, 19.80% Cap), 08/25/2032 (2)(5)	16,830	17,058
3.02% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 8.00% Cap), 11/25/2032 (2)	319,898	326,427
5.00%, 11/25/2032	16,422	16,926
6.00%, 11/25/2032	458,745	499,933
8.50% (-7 x 1 Month LIBOR USD + 51.00%, 8.50% Cap), 11/25/2032 (2)(5)	20,886	22,872
0.00%, 12/25/2032 PO	13,252	11,180
5.50%, 12/25/2032	146,356	156,611
10.42% (-2 x 1 Month LIBOR USD + 14.48%, 14.48% Cap), 12/25/2032 (2)(5)	10,880	12,146
6.50%, 02/25/2033	22,845	24,470
5.00%, 03/25/2033 IO	27,035	3,069
4.00%, 04/25/2033	245,000	249,063
0.00%, 05/25/2033 PO	6,967	5,795
4.00%, 05/25/2033	13,469	13,684
6.00%, 05/25/2033	181,391	188,794
6.00%, 05/25/2033	43,708	47,350
6.00%, 05/25/2033	103,142	109,092
6.00%, 05/25/2033 IO (4)	10,862	2,377
6.50%, 05/25/2033 IO	103,128	24,678
7.00%, 05/25/2033 IO	181,430	22,389
4.88% (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap), 06/25/2033 IO (2)(5)	78,964	3,505
5.75%, 06/25/2033	69,688	76,066
9.77% (-2 x 1 Month LIBOR USD + 14.20%, 14.20% Cap), 06/25/2033 (2)(5)	58,739	61,901
8.49% (-3 x 1 Month LIBOR USD + 13.75%, 13.75% Cap), 07/25/2033 (2)(5)	29,097	31,317
9.77% (-2 x 1 Month LIBOR USD + 14.20%, 14.20% Cap), 07/25/2033 (2)(5)	11,630	11,668
0.00%, 08/25/2033 PO	6,301	5,874
4.66% (-1 x 1 Month LIBOR USD + 7.47%, 7.47% Cap), 08/25/2033 (2)(5)	97,189	92,865
5.50%, 08/25/2033	121,393	129,887
5.50%, 08/25/2033 IO	251,723	43,510
6.18% (-2 x 1 Month LIBOR USD + 10.17%, 10.17% Cap), 08/25/2033 (2)(5)	9,385	10,027
11.50% (-3 x 1 Month LIBOR USD + 18.15%, 18.15% Cap), 08/25/2033 (2)(5)	39,867	43,083
3.50%, 09/25/2033	1,500,000	1,457,333
8.81% (-2 x 1 Month LIBOR USD + 12.50%, 12.50% Cap), 09/25/2033 (2)(5)	18,544	20,052
3.00%, 10/25/2033	908,000	850,720
5.50%, 10/25/2033	890,825	951,048
5.38% (-1 x 1 Month LIBOR USD + 7.60%, 7.60% Cap), 11/25/2033 IO (2)(5)	134,816	20,439
0.00%, 12/25/2033 PO	101,326	84,179
9.67% (-2 x 1 Month LIBOR USD + 14.10%, 14.10% Cap), 12/25/2033 (2)(5)	12,863	13,131
2.97% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.00% Cap), 01/25/2034 (2)	155,827	159,056
8.20% (-2 x 1 Month LIBOR USD + 11.52%, 11.52% Cap), 01/25/2034 (2)(5)	5,567	6,040
11.77% (-2 x 1 Month LIBOR USD + 16.20%, 16.20% Cap), 01/25/2034 (2)(5)	14,730	15,997
5.50%, 02/25/2034	6,404	6,423
19.74% (-4 x 1 Month LIBOR USD + 28.60%, 28.60% Cap), 02/25/2034 (2)(5)	12,338	12,768
0.00%, 03/25/2034 PO	125,348	112,152
2.62% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 03/25/2034 (2)	114,968	115,355
5.50%, 04/25/2034	252,707	273,101
13.43% (-3 x 1 Month LIBOR USD + 19.53%, 19.53% Cap), 04/25/2034 (2)(5)	66,331	80,276
2.62% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 05/25/2034 (2)	283,979	285,424
10.41% (-3 x 1 Month LIBOR USD + 16.50%, 16.50% Cap), 05/25/2034 (2)(5)	17,361	19,533
13.43% (-3 x 1 Month LIBOR USD + 19.53%, 19.53% Cap), 05/25/2034 (2)(5)	121,415	154,907
15.14% (-4 x 1 Month LIBOR USD + 24.00%, 24.00% Cap), 05/25/2034 (2)(5)	27,089	32,488
5.50%, 07/25/2034	468,204	491,671
9.81% (-2 x 1 Month LIBOR USD + 14.24%, 14.24% Cap), 07/25/2034 (2)(5)	17,180	19,243
2.47% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 08/25/2034 (2)	71,657	71,662
13.71% (-3 x 1 Month LIBOR USD + 19.80%, 19.80% Cap), 11/25/2034 (2)(5)	24,145	25,477
16.82% (-4 x 1 Month LIBOR USD + 25.13%, 25.13% Cap), 01/25/2035 (2)(5)	4,589	4,734
0.00%, 04/25/2035 PO	52,219	50,858
2.57% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.75% Cap), 04/25/2035 (2)	130,686	131,051
11.46% (-3 x 1 Month LIBOR USD + 17.00%, 17.00% Cap), 05/25/2035 (2)(5)	8,881	9,624
13.93% (-3 x 1 Month LIBOR USD + 20.02%, 20.02% Cap), 05/25/2035 (2)(5)	138,925	159,112
14.04% (-3 x 1 Month LIBOR USD + 20.13%, 20.13% Cap), 05/25/2035 (2)(5)	95,506	110,130
16.63% (-4 x 1 Month LIBOR USD + 24.75%, 24.75% Cap), 05/25/2035 (2)(5)	31,891	36,261
5.00%, 06/25/2035	21,299	21,431
6.50%, 06/25/2035	111	111
14.42% (-5 x 1 Month LIBOR USD + 25.50%, 25.50% Cap), 06/25/2035 (2)(5)	38,581	51,342
4.49% (-1 x 1 Month LIBOR USD + 6.71%, 6.71% Cap), 07/25/2035 IO (2)(5)	91,668	11,267
5.75%, 07/25/2035	1,803,696	1,993,701
11.84% (-3 x 1 Month LIBOR USD + 17.38%, 17.38% Cap), 07/25/2035 (2)(5)	34,324	41,902
5.50%, 08/25/2035	126,234	134,051
5.50%, 08/25/2035	655,275	647,566
11.16% (-3 x 1 Month LIBOR USD + 16.70%, 16.70% Cap), 08/25/2035 (2)(5)	44,608	50,861
11.34% (-3 x 1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/25/2035 (2)(5)	50,468	58,085
0.00%, 09/25/2035 PO	17,237	15,974
15.34% (-4 x 1 Month LIBOR USD + 24.20%, 24.20% Cap), 09/25/2035 (2)(5)	13,157	15,635
0.00%, 10/25/2035 PO	28,307	24,713
5.75%, 10/25/2035	117,134	125,231
11.34% (-3 x 1 Month LIBOR USD + 16.88%, 16.88% Cap), 10/25/2035 (2)(5)	50,277	58,906
16.44% (-4 x 1 Month LIBOR USD + 24.57%, 24.57% Cap), 11/25/2035 (2)(5)	247,910	315,958
5.50%, 12/25/2035	65,175	68,178
5.50%, 12/25/2035	584,000	628,645
6.00%, 12/25/2035	865,040	888,097
6.00%, 12/25/2035	21,857	23,242
0.00%, 01/25/2036 PO	7,054	6,845
5.50%, 01/25/2036	41,151	43,124
0.00%, 03/25/2036 PO	23,353	19,715
0.00%, 03/25/2036 PO	211,552	169,211
4.48% (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap), 03/25/2036 IO (2)(5)	775,690	123,881
5.50%, 03/25/2036	83,813	88,621
5.50%, 03/25/2036	275,199	296,880
5.50%, 03/25/2036	302,684	327,227
16.44% (-4 x 1 Month LIBOR USD + 24.57%, 24.57% Cap), 03/25/2036 (2)(5)	19,466	27,061
0.00%, 04/25/2036 PO	65,609	57,827
0.00%, 04/25/2036 PO	74,983	62,182
0.00%, 04/25/2036 PO	30,643	27,310
2.47% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 04/25/2036 (2)	101,024	100,193
20.18% (-5 x 1 Month LIBOR USD + 30.15%, 30.15% Cap), 05/25/2036 (2)(5)	22,939	31,894
0.00%, 06/25/2036 PO	19,576	17,008
0.00%, 06/25/2036 PO	163,105	141,412
0.00%, 06/25/2036 PO	132,353	108,799
0.00%, 06/25/2036 PO	38,709	32,515
0.00%, 06/25/2036 PO	58,971	52,385
2.62% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2036 (2)	45,376	45,526
4.36% (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap), 06/25/2036 IO (2)(5)	164,047	19,963
16.07% (-4 x 1 Month LIBOR USD + 24.20%, 24.20% Cap), 06/25/2036 (2)(5)	7,246	9,727
2.55% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 06/27/2036 (2)	488,732	479,708
0.00%, 07/25/2036 PO	24,297	20,534
0.00%, 07/25/2036 PO	12,320	10,582
0.00%, 07/25/2036 PO	44,662	37,823
0.00%, 07/25/2036 PO	22,182	21,315
2.51% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 7.50% Cap), 07/25/2036 (2)	368,864	368,211
2.68% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 7.00% Cap), 07/25/2036 (2)	39,225	39,510
4.30% (-1 x 1 Month LIBOR USD + 6.52%, 6.52% Cap), 07/25/2036 IO (2)(5)	59,773	5,925
6.00%, 07/25/2036	515,920	555,738
6.50%, 07/25/2036	288,995	320,169
6.50%, 07/25/2036	218,041	244,356
19.94% (-4 x 1 Month LIBOR USD + 28.80%, 28.80% Cap), 07/25/2036 (2)(5)	22,224	31,881
26.61% (-6 x 1 Month LIBOR USD + 39.90%, 39.90% Cap), 07/25/2036 (2)(5)	16,872	25,008
0.00%, 08/25/2036 PO	45,014	39,830
0.00%, 08/25/2036 PO	15,269	13,515
0.00%, 08/25/2036 PO	33,049	28,814
0.00%, 08/25/2036 PO	81,367	71,091
2.57% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap), 08/25/2036 (2)	139,432	139,602
4.28% (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap), 08/25/2036 IO (2)(5)	93,197	18,779
6.50%, 08/25/2036	169,880	185,034
6.50%, 08/25/2036	39,087	42,071
0.00%, 09/25/2036 PO	46,822	41,367
0.00%, 09/25/2036 PO	18,807	16,601
0.00%, 09/25/2036 PO	41,814	37,130
6.50%, 09/25/2036	17,171	18,440
4.50%, 10/25/2036	206,517	211,909
17.34% (-4 x 1 Month LIBOR USD + 26.20%, 26.20% Cap), 10/25/2036 (2)(5)	25,790	34,486
0.00%, 11/25/2036 PO	31,023	26,468
0.00%, 11/25/2036 PO	69,941	58,596
0.00%, 11/25/2036 PO	11,590	9,949
2.47% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 11/25/2036 (2)	1,364,704	1,364,704
0.00%, 12/25/2036 PO	38,444	31,481
0.00%, 12/25/2036 PO	16,683	14,591
2.19% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036 (2)	374,977	370,569
2.28% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036 (2)	89,029	88,455
4.43% (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap), 12/25/2036 IO (2)(5)	151,978	17,983
17.70% (-4 x 1 Month LIBOR USD + 26.56%, 26.56% Cap), 12/25/2036 (2)(5)	7,109	9,129
0.00%, 01/25/2037 PO	109,704	90,330
0.00%, 01/25/2037 PO	37,463	30,708
5.50%, 01/25/2037	39,149	40,846
2.47% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap), 02/25/2037 (2)	110,385	109,960
25.71% (-6 x 1 Month LIBOR USD + 39.00%, 39.00% Cap), 02/25/2037 (2)(5)	8,374	19,574
0.00%, 03/25/2037 PO	30,286	26,399
2.72% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/25/2037 (2)	74,938	75,385
2.97% (1 Month LIBOR USD + 0.75%, 6.50% Cap), 03/25/2037 (2)	56,398	58,438
3.86% (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap), 03/25/2037 IO (2)(5)	7,923	429
4.22% (-1 x 1 Month LIBOR USD + 6.44%, 6.44% Cap), 03/25/2037 IO (2)(5)	268,760	36,330
5.00%, 03/25/2037	7,435	7,680
6.00%, 03/25/2037	368,110	391,333
0.00%, 04/25/2037 PO	104,819	92,795
3.88% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 04/25/2037 IO (2)(5)	58,761	4,463
15.28% (-3 x 1 Month LIBOR USD + 22.67%, 22.67% Cap), 04/25/2037 (2)(5)	54,344	69,219
0.00%, 05/25/2037 PO	15,590	14,022
2.52% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.75% Cap), 05/25/2037 (2)	51,910	51,798
6.00%, 05/25/2037	195,269	208,647
2.62% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2037 (2)	296,902	298,550
2.67% (1 Month LIBOR USD + 0.45%, 6.50% Cap), 06/25/2037 (2)	25,295	26,244
3.56% (-1 x 1 Month LIBOR USD + 5.78%, 5.78% Cap), 06/25/2037 IO (2)(5)	53,209	5,261
3.88% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037 IO (2)(5)	177,170	18,946
3.88% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037 IO (2)(5)	62,888	7,638
6.50%, 06/25/2037	31,915	34,222
0.00%, 07/25/2037 PO	72,092	63,192
2.59% (1 Month LIBOR USD + 0.37%, 0.37% Floor, 7.50% Cap), 07/25/2037 (2)	67,562	67,659
2.72% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 07/25/2037 (2)	41,603	41,850
4.18% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 07/25/2037 IO (2)(5)	463,075	60,292
4.40% (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap), 07/25/2037 IO (2)(5)	173,701	19,072
4.93% (-1 x 1 Month LIBOR USD + 7.15%, 7.15% Cap), 07/25/2037 IO (2)(5)	727,798	133,020
5.50%, 07/25/2037	191,059	206,254
10.96% (-3 x 1 Month LIBOR USD + 16.50%, 16.50% Cap), 07/25/2037 (2)(5)	41,473	45,716
2.67% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/25/2037 (2)	186,042	186,868
5.50%, 08/25/2037	47,162	50,032
6.00%, 08/25/2037	75,883	82,031
6.00%, 08/25/2037	97,252	102,888
6.00%, 08/25/2037	21,066	22,833
6.00%, 08/25/2037	98,589	105,714
15.89% (-4 x 1 Month LIBOR USD + 24.02%, 24.02% Cap), 08/25/2037 (2)(5)	63,840	83,707
2.67% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2037 (2)	917,916	923,373
4.32% (-1 x 1 Month LIBOR USD + 6.54%, 6.54% Cap), 09/25/2037 IO (2)(5)	241,680	38,185
10.61% (-3 x 1 Month LIBOR USD + 16.15%, 16.15% Cap), 09/25/2037 (2)(5)	15,777	17,843
0.00%, 10/25/2037 PO	648,311	565,693
4.23% (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap), 10/25/2037 IO (2)(5)	207,723	25,801
4.24% (-1 x 1 Month LIBOR USD + 6.46%, 6.46% Cap), 10/25/2037 IO (2)(5)	265,054	30,664
6.06%, 10/25/2037 (4)	73,369	78,420
4.14% (-1 x 1 Month LIBOR USD + 6.36%, 6.36% Cap), 12/25/2037 IO (2)(5)	7,411	847
4.18% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 12/25/2037 IO (2)(5)	233,257	24,263
4.23% (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap), 12/25/2037 IO (2)(5)	247,559	30,352
6.50%, 12/25/2037	195,024	219,515
1.52%, 01/25/2038 IO (4)	503,661	17,925
3.69% (-1 x 1 Month LIBOR USD + 5.91%, 5.91% Cap), 02/25/2038 IO (2)(5)	225,123	24,054
3.78% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/25/2038 IO (2)(5)	445,814	47,361
3.12% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 6.75% Cap), 03/25/2038 (2)	53,467	54,617
3.98% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/25/2038 IO (2)(5)	57,100	6,728
4.01% (-1 x 1 Month LIBOR USD + 6.23%, 6.23% Cap), 03/25/2038 IO (2)(5)	66,007	6,552
4.77% (-1 x 1 Month LIBOR USD + 6.99%, 6.99% Cap), 03/25/2038 IO (2)(5)	115,222	16,995
9.57% (-2 x 1 Month LIBOR USD + 14.00%, 14.00% Cap), 03/25/2038 (2)(5)	27,373	29,191
4.63% (-1 x 1 Month LIBOR USD + 6.85%, 6.85% Cap), 04/25/2038 IO (2)(5)	50,984	4,826
4.68% (-1 x 1 Month LIBOR USD + 6.90%, 6.90% Cap), 04/25/2038 IO (2)(5)	82,968	9,277
6.50%, 04/25/2038	53,414	55,470
14.05% (-3 x 1 Month LIBOR USD + 20.70%, 20.70% Cap), 04/25/2038 (2)(5)	33,387	38,464
0.00%, 05/25/2038 PO	2,557	2,114
1.88%, 06/25/2038 IO (4)	224,556	10,439
4.98% (-1 x 1 Month LIBOR USD + 7.20%, 7.20% Cap), 07/25/2038 IO (2)(5)	59,996	8,372
5.00%, 07/25/2038	58,336	61,660
5.00%, 07/25/2038	57,210	59,449
5.50%, 07/25/2038	236,039	252,344
3.63% (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038 IO (2)(5)	137,356	10,575
3.63% (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038 IO (2)(5)	220,072	21,197
4.50%, 11/25/2038	4,651	4,648
2.62% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 12/25/2038 (2)	50,568	50,683
4.00%, 02/25/2039	122,271	123,303
4.33% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 02/25/2039 IO (2)(5)	159,642	22,632
4.50%, 02/25/2039	9,342	9,612
4.43% (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap), 03/25/2039 IO (2)(5)	82,761	11,771
2.67% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 04/25/2039 (2)	293,252	295,293
5.00%, 07/25/2039 IO	104,452	23,456
7.00%, 07/25/2039	3,653	3,975
5.00%, 08/25/2039	401,152	425,922
6.00%, 08/25/2039	463,638	502,723
5.00%, 09/25/2039	226,271	230,798
6.03%, 09/25/2039 (4)	199,473	217,308
3.68% (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap), 10/25/2039 IO (2)(5)	63,317	6,186
5.50%, 10/25/2039 IO	235,816	44,917
3.96% (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap), 12/25/2039 IO (2)(5)	83,772	8,183
4.28%, 12/25/2039 (4)	278,166	297,525
6.30%, 12/25/2039 (4)	350,824	380,925
0.00%, 01/25/2040 PO	56,894	47,574
4.03% (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap), 01/25/2040 IO (2)(5)	165,351	19,662
6.22%, 02/25/2040 (4)	78,755	86,711
6.22%, 03/25/2040 (4)	247,546	273,520
6.44%, 03/25/2040 (4)	274,793	305,965
8.23% (-2 x 1 Month LIBOR USD + 12.66%, 12.66% Cap), 03/25/2040 (2)(5)	368,631	393,585
2.82% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 04/25/2040 (2)	85,635	86,245
4.20% (-1 x 1 Month LIBOR USD + 6.42%, 6.42% Cap), 04/25/2040 IO (2)(5)	121,911	14,146
10.28% (-3 x 1 Month LIBOR USD + 17.67%, 17.67% Cap), 04/25/2040 (2)(5)	169,784	202,512
2.82% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 05/25/2040 (2)	107,891	109,237
4.18% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/25/2040 IO (2)(5)	76,022	9,953
0.00%, 06/25/2040 PO	95,259	78,518
5.00%, 06/25/2040	815,110	852,258
5.50%, 06/25/2040	1,007,000	1,063,974
5.50%, 07/25/2040	452,065	488,197
4.00%, 08/25/2040	392,099	392,215
5.00%, 09/25/2040	206,000	218,644
5.50%, 10/25/2040	1,744,117	1,910,551
2.22% (-1 x 1 Month LIBOR USD + 4.44%, 4.44% Cap), 11/25/2040 IO (2)(5)	843,768	43,185
2.77% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 7.00% Cap), 01/25/2041 (2)	199,543	200,606
4.31% (-1 x 1 Month LIBOR USD + 6.53%, 6.53% Cap), 01/25/2041 IO (2)(5)	798,482	136,680
1.36%, 04/25/2041 IO (4)	1,045,834	52,372
2.72% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/25/2041 (2)	83,327	83,907
2.77% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2041 (2)	238,383	241,029
2.72% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 11/25/2041 (2)	299,814	302,133
7.00%, 11/25/2041	1,300,761	1,464,442
7.00%, 11/25/2041	1,452,193	1,610,582
7.00%, 11/25/2041	1,663,288	1,873,366
4.50%, 01/25/2042	2,031,241	2,122,001
3.50%, 03/25/2042	1,000,000	955,343
6.50%, 06/25/2042	65,675	72,936
2.67% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2042 (2)	481,237	480,878
2.72% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042 (2)	237,766	238,375
2.72% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042 (2)	1,763,569	1,777,040
2.72% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 10/25/2042 (2)	716,211	722,112
3.00%, 02/25/2043	1,000,000	911,807
3.50%, 02/25/2043	484,251	481,164
0.00%, 09/25/2043 PO	1,545,998	1,180,995
0.00%, 10/25/2043 PO	1,109,077	832,099
0.00%, 12/25/2043 PO	2,928,258	2,276,493
3.50%, 06/25/2044	6,024,010	6,003,561
3.00%, 06/25/2045	2,361,805	2,311,491
2.50%, 11/25/2045	7,695,760	7,365,565
3.00%, 01/25/2046	2,356,884	2,295,910
3.00%, 04/25/2046	6,521,090	6,326,592
3.00%, 06/25/2046	5,932,430	5,753,271
3.88% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 11/25/2049 IO (2)(5)	96,255	7,630
5.81%, 02/25/2051 (4)	138,228	144,139
5.43%, 07/25/2051 (4)	31,303	33,265
4.00%, 05/25/2053	4,998,737	5,114,687
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	65,685	70,607
6.50%, 07/25/2042	106,492	115,724
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	439,911	460,537
6.50%, 09/25/2042	174,911	191,443
Fannie Mae Trust 2003-W8
2.62% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 05/25/2042 (2)	38,052	37,641
7.00%, 10/25/2042	199,228	222,519
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033	274,015	307,250
Fannie Mae Trust 2004-W15
2.47% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 08/25/2044 (2)	163,424	162,395
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	59,162	65,455
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	58,521	65,748
Fannie Mae Trust 2005-W3
2.44% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 03/25/2045 (2)	1,319,155	1,313,339
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045	71,030	76,467
Fannie Mae Trust 2006-W2
3.66%, 11/25/2045 (4)	189,528	199,833
2.44% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 02/25/2046 (2)	615,481	615,217
Fannie Mae Whole Loan
2.48% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 9.50% Cap), 11/25/2046 (2)	1,511,029	1,513,503
Fannie Mae-Aces
2.57% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap), 08/25/2019 (2)	243,880	243,629
4.33%, 03/25/2020 (4)	451,099	456,518
3.66%, 11/25/2020	257,564	259,279
3.76%, 06/25/2021	736,806	746,795
2.92%, 08/25/2021	674,570	669,874
2.61%, 10/25/2021 (4)	2,684,442	2,646,735
3.00% (1 Month LIBOR USD + 0.93%), 11/25/2022 (2)	1,473,308	1,486,951
2.28%, 12/27/2022	1,310,301	1,266,534
2.39%, 01/25/2023 (4)	1,093,400	1,055,797
3.51%, 12/25/2023 (4)	2,664,000	2,686,687
3.50%, 01/25/2024 (4)	16,000,000	16,143,571
3.10%, 07/25/2024 (4)	1,066,000	1,050,871
3.02%, 08/25/2024 (4)	1,273,000	1,251,836
2.53%, 09/25/2024	1,390,000	1,324,358
2.72%, 10/25/2024	13,450,000	12,993,317
2.59%, 12/25/2024	1,640,000	1,569,771
3.15%, 12/25/2024 (4)	2,722,487	2,689,857
2.83%, 01/25/2025 (4)	3,208,927	3,111,052
2.90%, 01/25/2025 (4)	2,000,000	1,947,795
3.04%, 11/25/2025 (4)	8,800,000	8,568,926
2.38%, 09/25/2026	5,500,000	5,049,084
2.50%, 10/25/2026 (4)	5,335,000	4,927,041
2.57%, 12/25/2026 (4)	8,000,000	7,411,755
2.68%, 12/25/2026 (4)	43,307,000	40,410,121
2.96%, 02/25/2027 (4)	3,535,000	3,366,765
3.09%, 04/25/2027 (4)	23,211,000	22,350,531
3.06%, 05/25/2027 (4)	29,130,000	28,008,466
3.18%, 06/25/2027 (4)	5,513,000	5,319,612
3.14%, 03/25/2028 (4)	18,466,000	17,657,082
3.44%, 06/25/2028 (4)	5,160,000	5,036,056
3.50%, 07/25/2028 (4)	7,954,682	7,946,469
3.50%, 07/25/2028 (4)	35,477,000	34,846,297
3.30%, 04/25/2029 (4)	4,540,000	4,323,656
2.98%, 08/25/2029	2,200,000	2,048,806
3.19%, 02/25/2030 (4)	2,791,000	2,629,303
3.64%, 08/25/2030	7,611,340	7,548,043
FHLMC-GNMA
7.00%, 03/25/2023	9,466	9,871
6.25%, 11/25/2023	6,752	7,078
7.50%, 04/25/2024	47,701	51,058
First Horizon Alternative Mortgage Securities Trust 2005-FA7
5.00%, 09/25/2020	4,367	4,374
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	110,596	92,395
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	18,268	17,727
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037	38,035	33,027
First Horizon Alternative Mortgage Securities Trust 2007-FA4
3.43% (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap), 08/25/2037 IO (2)(5)	914,632	129,436
First Horizon Mortgage Pass-Through Trust 2004-AR7
3.72%, 02/25/2035 (4)	187,996	190,136
First Horizon Mortgage Pass-Through Trust 2005-AR1
3.97%, 04/25/2035 (4)	97,570	99,684
Freddie Mac
3.50%, 07/01/2046	2,666,073	2,628,306
Freddie Mac Gold Pool
4.50%, 10/01/2018	158	160
5.50%, 01/01/2019	78	78
6.50%, 09/01/2019	257	257
5.50%, 12/01/2019	1,383	1,387
6.00%, 02/01/2020	194	194
5.50%, 04/01/2020	1,845	1,848
5.50%, 06/01/2020	45	45
6.00%, 06/01/2020	3,286	3,315
8.00%, 07/01/2020	2	2
6.00%, 08/01/2020	1,622	1,647
6.00%, 07/01/2021	5,435	5,483
6.00%, 07/01/2021	154	155
6.00%, 01/01/2022	430	431
6.00%, 03/01/2022	607	609
6.50%, 03/01/2022	2,415	2,460
5.50%, 02/01/2024	9,872	10,126
8.00%, 08/01/2024	629	686
8.00%, 11/01/2024	408	430
7.50%, 08/01/2025	1,084	1,165
3.50%, 11/01/2025	327,608	329,571
3.50%, 12/01/2025	1,079,074	1,086,252
10.00%, 03/17/2026	4,006	3,994
7.00%, 04/01/2026	1,286	1,397
4.00%, 05/01/2026	1,173,888	1,201,799
3.50%, 08/01/2026	1,220,523	1,228,520
3.50%, 01/01/2027	212,349	213,742
6.50%, 01/01/2028	46,282	50,082
2.50%, 03/01/2028	9,838,158	9,560,368
2.50%, 04/01/2028	2,512,340	2,441,415
2.50%, 06/01/2028	1,019,283	990,488
3.00%, 07/01/2028	2,011,042	1,994,660
8.50%, 07/01/2028	3,193	3,591
3.00%, 08/01/2028	1,086,441	1,077,386
3.00%, 09/01/2028	4,059,844	4,025,191
3.00%, 10/01/2028	1,687,391	1,672,223
7.00%, 12/01/2028	50,057	55,881
3.00%, 05/01/2029	1,539,665	1,525,068
6.50%, 06/01/2029	15,849	17,533
7.00%, 07/01/2029	976	1,042
6.50%, 08/01/2029	93,967	103,954
6.00%, 10/01/2029	14,864	16,418
2.50%, 03/01/2030	1,837,195	1,782,221
2.50%, 07/01/2030	4,291,171	4,155,018
10.00%, 10/01/2030	43,240	45,568
7.00%, 01/01/2031	38,660	41,981
3.00%, 04/01/2031	7,053,478	6,953,889
2.50%, 07/01/2031	3,721,074	3,590,663
2.50%, 08/01/2031	2,178,295	2,102,006
3.00%, 09/01/2031	1,692,241	1,668,671
2.00%, 01/01/2032	6,984,456	6,545,050
3.50%, 01/01/2032	636,732	639,109
7.50%, 01/01/2032	102,403	111,084
3.00%, 02/01/2032	11,270,377	11,111,109
3.00%, 02/01/2032	7,979,838	7,867,039
3.50%, 03/01/2032	261,347	262,322
7.00%, 07/01/2032	3,444	3,701
7.00%, 08/01/2032	6,030	6,694
5.50%, 01/01/2033	84,813	91,793
3.50%, 02/01/2033	205,878	205,693
6.00%, 02/01/2033	42,016	43,803
3.50%, 05/01/2033	870,261	869,483
3.50%, 05/01/2033	226,585	226,383
5.50%, 10/01/2033	43,583	48,124
6.00%, 12/01/2033	13,282	14,437
3.50%, 01/01/2034	9,538,502	9,574,118
5.00%, 01/01/2034	33,216	35,256
6.00%, 01/01/2034	30,425	33,885
6.00%, 01/01/2034	24,032	25,493
5.00%, 06/01/2034	96,264	101,814
5.00%, 09/01/2034	90,293	95,629
6.50%, 11/01/2034	11,063	12,521
6.50%, 01/01/2035	102,120	112,973
5.00%, 03/01/2035	39,404	41,766
5.50%, 07/01/2035	95,213	103,118
5.00%, 08/01/2035	1,528,238	1,630,921
4.50%, 11/01/2035	13,758	14,262
6.50%, 12/01/2035	70,097	78,308
6.50%, 12/01/2035	28,250	29,327
5.50%, 01/01/2036	22,400	24,276
5.00%, 03/01/2036	3,124,889	3,317,875
5.00%, 07/01/2036	2,832	3,005
5.00%, 11/01/2036	84,017	89,176
6.00%, 11/01/2036	9,331	9,902
6.50%, 11/01/2036	120,964	129,908
6.50%, 11/01/2036	252,423	270,816
6.50%, 11/01/2036	25,066	28,006
5.50%, 12/01/2036	42,269	45,788
6.00%, 12/01/2036	20,110	22,268
6.00%, 12/01/2036	9,078	10,038
6.50%, 12/01/2036	126,528	139,647
6.50%, 12/01/2036	291,303	323,912
7.50%, 12/01/2036	356,999	387,206
3.00%, 01/01/2037	3,369,456	3,285,082
6.50%, 01/01/2037	6,400	6,537
6.50%, 01/01/2037	19,060	20,330
6.50%, 02/01/2037	26,156	27,844
7.00%, 02/01/2037	8,762	9,961
5.00%, 03/01/2037	228,582	242,736
5.00%, 06/01/2037	255,362	270,708
6.50%, 06/01/2037	15,501	16,256
5.00%, 08/01/2037	262,002	278,192
6.50%, 11/01/2037	62,588	69,240
3.00%, 12/01/2037	953,227	922,548
3.00%, 01/01/2038	1,431,347	1,388,826
7.50%, 01/01/2038	70,688	81,894
7.50%, 01/01/2038	42,648	48,959
5.00%, 02/01/2038	282,284	299,426
5.00%, 03/01/2038	321,006	340,802
5.00%, 03/01/2038	271,664	288,341
5.00%, 03/01/2038	278,477	295,565
5.00%, 03/01/2038	76,380	81,074
6.50%, 03/01/2038	59,769	66,884
5.00%, 04/01/2038	190,162	200,861
5.50%, 05/01/2038	68,890	74,272
5.50%, 08/01/2038	87,479	94,412
5.00%, 09/01/2038	218,901	232,338
5.00%, 09/01/2038	38,076	40,413
7.50%, 09/01/2038	34,324	38,194
5.00%, 11/01/2038	1,600	1,698
5.00%, 11/01/2038	82,543	87,243
5.00%, 12/01/2038	258,284	274,119
5.00%, 12/01/2038	925	981
5.50%, 01/01/2039	3,300,211	3,575,664
5.00%, 02/01/2039	532,628	565,339
5.00%, 05/01/2039	9,521	10,158
4.50%, 07/01/2039	238,789	249,123
4.50%, 10/01/2039	1,967,888	2,052,963
5.00%, 10/01/2039	594,165	630,628
4.50%, 11/01/2039	3,043,996	3,173,681
4.50%, 11/01/2039	2,264,318	2,362,597
5.00%, 01/01/2040	136,464	144,960
5.00%, 03/01/2040	2,929,961	3,108,431
5.00%, 03/01/2040	229,530	242,733
5.50%, 03/01/2040	29,431	31,767
4.50%, 05/01/2040	1,083,379	1,130,418
5.50%, 05/01/2040	2,179,464	2,350,496
4.50%, 08/01/2040	506,773	528,779
5.00%, 08/01/2040	1,481,827	1,573,888
5.00%, 08/01/2040	419,350	445,401
5.50%, 08/01/2040	904,184	975,147
4.00%, 09/01/2040	867,449	883,560
4.50%, 09/01/2040	378,632	395,065
4.50%, 09/01/2040	1,618,442	1,688,721
4.00%, 11/01/2040	45,394	46,235
4.00%, 11/01/2040	2,718,617	2,769,202
4.00%, 12/01/2040	1,675,077	1,706,216
4.00%, 12/01/2040	1,107,948	1,128,543
4.00%, 12/01/2040	480,816	489,742
4.00%, 12/01/2040	1,573,703	1,602,948
4.00%, 12/01/2040	1,265,668	1,289,186
4.00%, 01/01/2041	992,765	1,011,228
4.50%, 03/01/2041	304,841	318,078
5.00%, 04/01/2041	1,300,127	1,380,954
4.50%, 05/01/2041	2,168,678	2,262,539
5.00%, 06/01/2041	359,384	380,993
4.50%, 08/01/2041	809,704	844,867
4.00%, 10/01/2041	5,330,426	5,429,647
4.00%, 10/15/2041 (6)	9,500,000	9,592,324
4.50%, 10/15/2041 (6)	1,000,000	1,032,148
4.00%, 11/01/2041	14,174	14,438
4.00%, 01/01/2042	257,451	262,243
3.50%, 05/01/2042	1,063,159	1,054,375
4.00%, 05/01/2042	17,077	17,395
3.50%, 06/01/2042	519,233	514,918
3.50%, 06/01/2042	3,148,845	3,115,936
4.00%, 06/01/2042	2,601,270	2,651,032
3.50%, 07/01/2042	12,167,299	12,065,973
3.00%, 08/01/2042	2,195,754	2,121,803
3.50%, 08/01/2042	1,045,235	1,036,664
3.50%, 09/01/2042	4,037,718	4,004,089
3.50%, 09/01/2042	6,988,266	6,930,064
3.00%, 10/01/2042	5,527,691	5,338,589
3.50%, 10/01/2042	12,833,763	12,726,879
3.50%, 10/01/2042	3,147,308	3,121,094
4.00%, 10/01/2042	108,750	108,925
3.50%, 10/15/2042 (6)	25,150,000	24,746,224
3.00%, 11/01/2042	6,968,110	6,732,812
3.50%, 11/01/2042	3,572,798	3,543,041
3.50%, 11/01/2042	120,936	119,673
3.50%, 11/01/2042	1,304,149	1,293,287
3.50%, 12/01/2042	4,081,313	4,047,330
3.50%, 01/01/2043	9,255,451	9,178,376
4.00%, 01/01/2043	284,460	289,948
3.00%, 02/01/2043	467,011	450,815
3.00%, 03/01/2043	2,979,887	2,876,200
3.00%, 03/01/2043	6,057,860	5,847,776
3.50%, 03/01/2043	974,645	966,529
3.00%, 04/01/2043	13,703,949	13,230,386
3.00%, 04/01/2043	108,658	104,840
3.50%, 05/01/2043	337,181	333,656
3.00%, 06/01/2043	16,835,683	16,244,071
3.00%, 06/01/2043	42,225	40,747
3.50%, 06/01/2043	1,165,357	1,153,141
3.50%, 06/01/2043	1,936,644	1,920,517
4.00%, 06/01/2043	22,153	22,505
3.00%, 07/01/2043	31,667	30,561
3.00%, 07/01/2043	419,344	404,606
3.50%, 07/01/2043	659,295	653,810
3.00%, 08/01/2043	8,026,042	7,744,652
3.00%, 08/01/2043	595,686	574,829
4.00%, 09/01/2043	230,013	234,221
4.00%, 09/01/2043	8,431,336	8,588,090
3.50%, 10/01/2043	259,228	257,070
4.00%, 11/01/2043	102,152	103,701
4.00%, 11/01/2043	222,762	225,933
4.00%, 12/01/2043	1,050,328	1,069,553
4.00%, 12/01/2043	269,820	273,402
4.00%, 12/01/2043	2,070,841	2,099,704
4.50%, 12/01/2043	1,069,972	1,118,104
4.00%, 01/01/2044	635,332	644,202
4.00%, 01/01/2044	154,497	156,976
4.00%, 03/01/2044	3,523,158	3,569,060
4.50%, 03/01/2044	783,829	810,334
3.50%, 05/01/2044	17,409,387	17,264,476
4.50%, 05/01/2044	1,207,733	1,248,607
4.50%, 07/01/2044	48,292	49,924
4.50%, 07/01/2044	368,277	380,723
4.50%, 09/01/2044	2,289,922	2,367,295
4.00%, 10/01/2044	9,539,922	9,679,962
3.50%, 01/01/2045	15,003,558	14,878,811
4.00%, 01/01/2045	578,549	585,909
3.50%, 03/01/2045	3,844,858	3,793,783
3.00%, 05/01/2045	1,413,756	1,359,461
3.00%, 05/01/2045	2,703,732	2,599,899
3.00%, 06/01/2045	670,924	646,356
3.50%, 07/01/2045	1,055,470	1,041,448
3.00%, 10/01/2045	5,759,591	5,557,885
4.00%, 10/01/2045	11,032,014	11,159,580
4.00%, 10/01/2045	864,112	874,221
4.00%, 11/01/2045	16,345,617	16,535,100
3.00%, 12/01/2045	10,247,672	9,823,485
3.50%, 12/01/2045	11,443,621	11,291,587
3.50%, 12/01/2045	1,442,400	1,423,237
3.50%, 01/01/2046	11,357,854	11,214,006
4.00%, 01/01/2046	4,033,902	4,093,101
4.00%, 01/01/2046	4,005,157	4,081,903
3.50%, 02/01/2046	9,377,852	9,250,845
3.00%, 03/01/2046	6,293,179	6,030,988
3.50%, 03/01/2046	10,934,269	10,808,489
4.00%, 05/01/2046	429,700	434,210
4.00%, 06/01/2046	12,865,393	13,026,720
3.50%, 07/01/2046	4,969,266	4,897,612
3.50%, 08/01/2046	8,917,617	8,827,344
4.00%, 08/01/2046	3,033,293	3,068,158
3.00%, 09/01/2046	19,425,651	18,616,290
4.50%, 09/01/2046	5,687,825	5,874,683
3.00%, 10/01/2046	3,104,768	2,975,410
3.00%, 10/01/2046	16,372,075	15,702,672
4.50%, 10/01/2046	4,545,064	4,694,342
3.00%, 11/01/2046	21,232,107	20,340,895
3.00%, 12/01/2046	5,645,686	5,410,460
3.50%, 12/01/2046	411,659	405,793
3.50%, 01/01/2047	4,824,919	4,752,968
4.00%, 01/01/2047	14,686,071	14,916,114
3.00%, 02/01/2047	7,031,960	6,735,498
3.00%, 03/01/2047	3,361,506	3,218,053
3.00%, 04/01/2047	7,990,867	7,654,053
4.00%, 04/01/2047	2,282,304	2,307,663
3.00%, 05/01/2047	18,732,498	17,954,563
4.50%, 07/01/2047	2,393,592	2,472,306
4.50%, 07/01/2047	7,140,618	7,548,398
4.00%, 09/01/2047	7,904,629	8,015,937
3.50%, 10/01/2047	27,717,794	27,294,704
4.00%, 10/01/2047	998,849	1,009,485
3.50%, 11/01/2047	2,950,791	2,905,605
3.50%, 11/01/2047	5,700,393	5,613,104
4.00%, 11/01/2047	7,404,369	7,486,224
4.50%, 11/01/2047	1,811,973	1,872,115
3.50%, 01/01/2048	9,842,940	9,692,187
3.50%, 03/01/2048	7,909,930	7,792,537
3.50%, 03/01/2048	9,928,617	9,788,962
3.50%, 05/01/2048	16,069,639	15,822,400
4.00%, 06/01/2048	8,180,172	8,296,070
4.00%, 06/01/2048	1,994,463	2,015,113
4.50%, 06/01/2048	8,557,379	8,838,448
4.50%, 08/01/2048	3,900,469	4,030,123
4.00%, 09/01/2048	26,828,801	27,104,933
4.50%, 09/01/2048	670,350	702,084
4.50%, 09/01/2048	452,345	472,085
4.50%, 09/01/2048	603,630	632,207
4.50%, 09/01/2048	424,573	445,718
Freddie Mac Multifamily Structured Pass Through Certificates
1.67%, 06/25/2020 IO (4)	49,433,371	1,005,292
2.60%, 09/25/2020	284,028	281,973
3.13%, 06/25/2021	12,700,000	12,681,863
1.55%, 05/25/2022 IO (4)	52,469,558	2,193,994
2.36%, 08/25/2022	3,246,329	3,165,288
2.86%, 08/25/2022	6,965,000	6,882,415
3.07%, 08/25/2022	2,438,000	2,423,149
2.81% (1 Month LIBOR USD + 0.70%), 09/25/2022 (2)	1,570,186	1,575,447
2.84%, 09/25/2022	2,665,000	2,621,301
0.98%, 10/25/2022 IO (4)	22,138,594	644,226
2.31%, 12/25/2022	6,000,000	5,785,211
2.52%, 01/25/2023	2,000,000	1,946,835
2.62%, 01/25/2023	8,500,000	8,285,300
3.11%, 02/25/2023	13,450,000	13,407,580
3.32%, 02/25/2023 (4)	5,550,000	5,576,060
3.49%, 01/25/2024	18,300,000	18,479,662
3.10%, 02/25/2024	11,250,000	11,110,418
3.39%, 03/25/2024	4,286,000	4,306,786
2.91%, 04/25/2024	9,500,000	9,336,099
3.04%, 07/25/2024	10,000,000	9,816,657
2.81%, 09/25/2024	6,287,000	6,117,240
2.77%, 05/25/2025	4,250,000	4,097,233
3.33%, 08/25/2025 (4)	10,000,000	9,972,457
1.50%, 03/25/2026 (4)	27,734,691	2,318,914
3.17%, 09/25/2026 (4)	7,915,000	7,699,942
3.36%, 12/25/2026	27,000,000	26,545,857
3.41%, 12/25/2026	23,275,000	23,119,016
3.51%, 01/25/2027 (4)	23,250,000	23,108,554
3.24%, 04/25/2027	7,030,000	6,878,542
3.33%, 05/25/2027	1,779,000	1,739,526
3.12%, 06/25/2027	4,263,000	4,130,402
3.19%, 07/25/2027	38,013,000	36,998,456
3.24%, 08/25/2027	2,846,000	2,778,035
3.19%, 09/25/2027 (4)	35,150,000	34,118,833
3.25%, 09/25/2027 (4)	4,900,000	4,745,843
3.30%, 11/25/2027 (4)	4,589,000	4,494,111
3.36%, 11/25/2027 (4)	18,922,000	18,474,432
3.36%, 12/25/2027 (4)	3,332,000	3,254,859
3.35%, 01/25/2028	5,167,000	5,068,588
3.34%, 04/25/2028 (4)	12,045,000	11,655,237
3.85%, 05/25/2028 (4)	24,120,000	24,569,973
3.85%, 05/25/2028 (4)	3,550,000	3,582,097
3.93%, 06/25/2028	4,761,000	4,879,878
3.08%, 01/25/2031	4,126,000	3,868,085
3.99%, 05/25/2033 (4)	16,700,000	17,026,131
3.90%, 06/25/2051	29,695,000	30,388,396
3.90%, 06/25/2051	8,575,000	8,707,301
Freddie Mac Non Gold Pool
3.69% (1 Year CMT Rate + 2.24%, 13.71% Cap), 07/01/2019 (2)	60	59
4.25% (1 Year CMT Rate + 2.13%, 12.13% Cap), 07/01/2026 (2)	3,765	3,773
3.63% (1 Year CMT Rate + 2.11%, 12.11% Cap), 01/01/2027 (2)	6,460	6,682
3.74% (1 Year CMT Rate + 2.24%, 12.08% Cap), 04/01/2030 (2)	1,744	1,823
3.76% (1 Year CMT Rate + 2.37%, 10.23% Cap), 09/01/2032 (2)	5,036	5,287
3.99% (1 Year CMT Rate + 2.24%, 10.12% Cap), 05/01/2033 (2)	174,828	183,844
3.48% (1 Year CMT Rate + 2.23%, 9.36% Cap), 12/01/2033 (2)	24,957	26,279
3.94% (12 Month LIBOR USD + 1.75%, 9.19% Cap), 04/01/2034 (2)	27,805	29,071
4.01% (1 Year CMT Rate + 2.37%, 10.59% Cap), 09/01/2034 (2)	119,266	125,778
3.68% (1 Year CMT Rate + 2.25%, 10.12% Cap), 01/01/2035 (2)	59,969	63,227
3.70% (1 Year CMT Rate + 2.25%, 10.04% Cap), 01/01/2035 (2)	137,544	145,049
4.42% (12 Month LIBOR USD + 1.67%, 11.29% Cap), 08/01/2035 (2)	6,314	6,583
4.63% (6 Month LIBOR USD + 2.13%, 11.56% Cap), 12/01/2035 (2)	32,779	34,526
3.70% (12 Month LIBOR USD + 1.71%, 10.13% Cap), 02/01/2036 (2)	21,652	22,665
3.92% (1 Year CMT Rate + 2.25%, 9.89% Cap), 02/01/2036 (2)	87,844	92,392
4.04% (12 Month LIBOR USD + 2.04%, 10.70% Cap), 03/01/2036 (2)	84,988	90,072
4.69% (12 Month LIBOR USD + 2.47%, 11.73% Cap), 03/01/2036 (2)	63,392	67,903
4.12% (1 Year CMT Rate + 2.25%, 10.60% Cap), 05/01/2036 (2)	62,978	66,426
4.19% (1 Year CMT Rate + 2.25%, 10.59% Cap), 05/01/2036 (2)	93,768	98,929
4.69% (12 Month LIBOR USD + 2.33%, 10.87% Cap), 05/01/2036 (2)	18,582	19,844
4.32% (12 Month LIBOR USD + 1.94%, 10.94% Cap), 06/01/2036 (2)	276,222	291,767
4.35% (12 Month LIBOR USD + 1.99%, 11.00% Cap), 06/01/2036 (2)	90,510	95,203
4.05% (1 Year CMT Rate + 2.25%, 10.10% Cap), 07/01/2036 (2)	48,156	50,753
4.24% (6 Month LIBOR USD + 1.76%, 12.62% Cap), 07/01/2036 (2)	46,871	48,815
4.35% (1 Year CMT Rate + 2.25%, 10.80% Cap), 07/01/2036 (2)	35,707	37,682
4.13% (6 Month LIBOR USD + 1.63%, 11.57% Cap), 08/01/2036 (2)	4,308	4,463
4.16% (6 Month LIBOR USD + 1.66%, 13.04% Cap), 08/01/2036 (2)	193,279	200,442
4.19% (6 Month LIBOR USD + 1.69%, 12.82% Cap), 08/01/2036 (2)	53,560	55,632
4.25% (12 Month LIBOR USD + 1.88%, 11.05% Cap), 09/01/2036 (2)	115,468	121,493
4.45% (12 Month LIBOR USD + 1.78%, 11.24% Cap), 09/01/2036 (2)	103,395	108,700
3.61% (1 Year CMT Rate + 2.36%, 11.20% Cap), 10/01/2036 (2)	81,751	86,812
3.90% (12 Month LIBOR USD + 1.60%, 11.38% Cap), 10/01/2036 (2)	44,511	46,939
3.92% (6 Month LIBOR USD + 1.75%, 12.98% Cap), 10/01/2036 (2)	97,609	101,601
3.93% (6 Month LIBOR USD + 1.70%, 12.35% Cap), 10/01/2036 (2)	52,131	54,001
4.01% (6 Month LIBOR USD + 1.79%, 12.45% Cap), 10/01/2036 (2)	50,868	52,993
4.33% (12 Month LIBOR USD + 2.20%, 10.78% Cap), 10/01/2036 (2)	25,879	27,356
3.39% (12 Month LIBOR USD + 1.64%, 10.76% Cap), 11/01/2036 (2)	99,498	103,868
3.46% (12 Month LIBOR USD + 1.67%, 11.01% Cap), 11/01/2036 (2)	18,811	19,658
3.68% (1 Year CMT Rate + 2.24%, 9.97% Cap), 11/01/2036 (2)	51,168	53,954
3.92% (12 Month LIBOR USD + 1.78%, 11.33% Cap), 11/01/2036 (2)	59,922	62,873
4.06% (1 Year CMT Rate + 2.25%, 11.18% Cap), 11/01/2036 (2)	174,922	184,066
3.44% (12 Month LIBOR USD + 1.69%, 11.37% Cap), 12/01/2036 (2)	7,130	7,468
3.48% (12 Month LIBOR USD + 1.59%, 11.19% Cap), 12/01/2036 (2)	276,993	288,541
3.77% (12 Month LIBOR USD + 1.99%, 11.15% Cap), 12/01/2036 (2)	125,312	132,434
3.88% (12 Month LIBOR USD + 2.13%, 11.19% Cap), 12/01/2036 (2)	2,063	2,208
4.02% (12 Month LIBOR USD + 1.67%, 12.03% Cap), 12/01/2036 (2)	173,630	181,045
3.76% (12 Month LIBOR USD + 1.89%, 10.85% Cap), 01/01/2037 (2)	42,093	44,285
3.92% (6 Month LIBOR USD + 1.67%, 10.68% Cap), 01/01/2037 (2)	15,494	16,127
3.58% (12 Month LIBOR USD + 1.70%, 11.06% Cap), 02/01/2037 (2)	9,858	10,241
3.69% (12 Month LIBOR USD + 1.88%, 10.77% Cap), 02/01/2037 (2)	6,122	6,428
3.89% (12 Month LIBOR USD + 1.94%, 10.90% Cap), 02/01/2037 (2)	64,340	67,516
4.26% (12 Month LIBOR USD + 2.28%, 10.93% Cap), 02/01/2037 (2)	18,595	19,799
4.61% (6 Month LIBOR USD + 2.11%, 12.34% Cap), 02/01/2037 (2)	114,931	121,268
4.10% (12 Month LIBOR USD + 2.22%, 10.85% Cap), 03/01/2037 (2)	26,349	27,547
4.11% (12 Month LIBOR USD + 2.25%, 11.20% Cap), 03/01/2037 (2)	17,617	18,480
4.35% (6 Month LIBOR USD + 1.91%, 12.42% Cap), 03/01/2037 (2)	196,312	205,554
3.66% (12 Month LIBOR USD + 1.91%, 10.91% Cap), 04/01/2037 (2)	2,239	2,294
4.08% (12 Month LIBOR USD + 1.98%, 10.78% Cap), 04/01/2037 (2)	48,412	50,706
3.80% (6 Month LIBOR USD + 1.52%, 11.87% Cap), 05/01/2037 (2)	86,459	89,332
4.03% (12 Month LIBOR USD + 2.05%, 10.82% Cap), 05/01/2037 (2)	143,924	152,268
4.18% (6 Month LIBOR USD + 2.12%, 11.01% Cap), 05/01/2037 (2)	5,422	5,680
4.19% (6 Month LIBOR USD + 2.01%, 12.16% Cap), 05/01/2037 (2)	34,096	35,861
4.31% (6 Month LIBOR USD + 2.01%, 12.49% Cap), 05/01/2037 (2)	60,316	63,305
4.56% (12 Month LIBOR USD + 2.18%, 11.09% Cap), 05/01/2037 (2)	71,406	75,516
3.80% (12 Month LIBOR USD + 1.70%, 11.38% Cap), 06/01/2037 (2)	32,633	34,023
4.52% (12 Month LIBOR USD + 1.87%, 11.71% Cap), 07/01/2037 (2)	12,745	13,326
4.50% (12 Month LIBOR USD + 1.75%, 11.75% Cap), 11/01/2037 (2)	5,616	5,828
4.09% (12 Month LIBOR USD + 2.08%, 10.92% Cap), 04/01/2038 (2)	58,845	62,018
3.99% (12 Month LIBOR USD + 1.89%, 10.45% Cap), 05/01/2038 (2)	41,174	43,289
4.08% (12 Month LIBOR USD + 1.85%, 9.03% Cap), 07/01/2040 (2)	74,662	78,379
Freddie Mac Reference REMIC
6.00%, 04/15/2036	373,050	408,945
6.00%, 05/15/2036	500,808	546,680
Freddie Mac REMICS
0.00%, 03/15/2019 PO	1,842	1,829
6.50%, 03/15/2019 IO	114	1
0.00%, 02/15/2020 PO	48,951	48,171
5.00%, 02/15/2020 IO	14,584	347
5.00%, 02/15/2020 IO	7,840	171
6.50%, 03/15/2020	1,213	1,228
9.60%, 04/15/2020	7	7
10.00%, 06/15/2020	2	2
7.80%, 09/15/2020	2	2
9.00%, 10/15/2020	149	155
6.95%, 01/15/2021	541	550
8.60%, 01/15/2021	2	2
9.50%, 01/15/2021	76	78
9.00%, 04/15/2021	194	205
3.11% (1 Month LIBOR USD + 0.95%, 0.95% Floor, 11.00% Cap), 05/15/2021 (2)	82	83
5.00%, 05/15/2021	218	218
7.00%, 05/15/2021	2,173	2,229
26.66% (-3 x 1 Month LIBOR USD + 34.00%, 34.00% Cap), 05/15/2021 (2)(5)	49	52
35.51% (-5 x 1 Month LIBOR USD + 45.23%, 45.23% Cap), 05/15/2021 (2)(5)	58	70
6.00%, 07/15/2021 (4)	401	408
5.50%, 08/15/2021	210	212
7.00%, 09/15/2021	1,000	1,018
8.50%, 09/15/2021	1,321	1,400
6.94%, 11/15/2021 (4)	38,986	39,537
932.44% (-124 x 1 Month LIBOR USD + 1,199.99%, 10.00% Floor, 1,199.99% Cap), 01/15/2022 IO (2)(5)	2	9
5.00%, 03/15/2022	129,223	130,253
7.00%, 03/15/2022	554	572
7.00%, 05/15/2022	771	782
7.50%, 08/15/2022	1,120	1,190
8.00%, 08/15/2022	2,808	2,983
3.31% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 09/15/2022 (2)	1,922	1,951
5.50%, 10/15/2022	50,041	51,714
3.60% (-1 x 1 Month LIBOR USD + 4.68%, 4.68% Cap), 12/15/2022 (2)(5)	1,844	1,854
5.50%, 12/15/2022	16,307	16,851
2.02% (11th District Cost of Funds Index + 1.00%, 1.00% Floor, 10.00% Cap), 02/15/2023 (2)	277	282
7.50%, 02/15/2023	17,171	18,201
5.50%, 03/15/2023	146,000	152,608
3.31% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 04/15/2023 (2)	10,567	10,766

5.50%, 04/15/2023	147,000	154,082
7.00%, 04/15/2023	15,748	16,574
7.50%, 04/15/2023	3,243	3,441
5.00%, 05/15/2023	16,487	16,822
6.75% (-1 x 3 Month CMT Rate + 8.90%, 8.90% Cap), 05/15/2023 (2)(5)	7,301	7,640
7.00%, 05/15/2023	1,688	1,790
5.60%, 06/15/2023	32,883	33,947
2.21% (10 Year CMT Rate + -0.70%, 10.00% Cap), 07/15/2023 (2)	6,735	6,716
6.44% (-1 x 1 Month LIBOR USD + 8.60%, 3.00% Floor, 8.60% Cap), 07/15/2023 (2)(5)	9,764	9,915
23.48% (-4 x 11th District Cost of Funds Index + 27.47%, 27.47% Cap), 07/15/2023 (2)(5)	1,415	1,719
2.52% (11th District Cost of Funds Index + 1.50%, 1.50% Floor, 9.00% Cap), 08/15/2023 (2)	379	388
6.50%, 09/15/2023	45,857	48,375
7.00%, 09/15/2023	12,135	12,843
25.19% (-4 x 1 Month LIBOR USD + 34.50%, 34.50% Cap), 09/15/2023 (2)(5)	5,433	7,102
0.00%, 10/15/2023 PO	95	95
6.25%, 10/15/2023	7,288	7,622
15.74% (-3 x 1 Month LIBOR USD + 22.75%, 22.75% Cap), 10/15/2023 (2)(5)	5,255	6,045
5.00%, 11/15/2023	207,996	214,730
5.50%, 11/15/2023	50,450	52,305
6.00%, 11/15/2023	17,777	18,481
5.00%, 12/15/2023	21,478	22,131
6.50%, 12/15/2023	16,917	17,784
6.50%, 12/15/2023	10,373	10,932
7.00%, 01/15/2024	6,281	6,669
0.00%, 02/15/2024 PO	5,959	5,364
0.00%, 02/15/2024 PO	5,854	5,623
7.00%, 02/15/2024	1,655	1,839
10.00% (-5 x 11th District Cost of Funds Index + 44.15%, 10.00% Cap), 02/15/2024 (2)(5)	2,165	2,626
14.38% (1 Month LIBOR USD + 9.00%, 19.24% Cap), 02/15/2024 (2)	749	876
1.98% (10 Year CMT Rate + -0.85%, 10.00% Cap), 03/15/2024 (2)	543	539
2.76% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 03/15/2024 (2)	1,171	1,185
7.00%, 03/15/2024	33,406	35,344
7.00%, 03/15/2024	5,829	6,164
26.86% (-4 x 11th District Cost of Funds Index + 31.43%, 31.43% Cap), 03/15/2024 IO (2)(5)	3,820	919
7.50%, 04/15/2024	20,385	21,691
0.00%, 05/15/2024 PO	4,664	4,349
7.77% (-1 x 10 Year CMT Rate + 10.60%, 10.00% Cap), 05/15/2024 IO (2)(5)	11,165	1,627
6.00%, 06/15/2024	20,438	21,602
7.50%, 08/15/2024	5,618	6,077
4.00%, 12/15/2024	206,000	209,989
5.00%, 12/15/2024	59,053	61,188
21.95% (-6 x 1 Month LIBOR USD + 33.83%, 33.83% Cap), 04/15/2025 (2)(5)	17,665	20,186
4.50%, 06/15/2025	722,000	747,995
11.48% (-3 x 1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/15/2025 (2)(5)	8,752	9,528
18.53% (-4 x 1 Month LIBOR USD + 28.03%, 28.03% Cap), 10/15/2025 (2)(5)	21,396	26,468
3.50%, 01/15/2026	2,000,000	2,032,157
5.00%, 03/15/2026	239,832	243,572
6.50%, 03/15/2026	2,757	2,894
6.50%, 07/15/2026	21,468	23,778
7.50%, 09/15/2026	3,287	3,586
8.00%, 09/15/2026	10,107	11,270
6.50%, 01/15/2027	15,902	17,612
7.50%, 01/15/2027	21,033	23,141
7.50%, 01/15/2027	7,904	8,730
2.86% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 9.00% Cap), 02/15/2027 (2)	635	645
6.00%, 05/15/2027	18,448	19,365
7.25%, 07/15/2027	935	1,024
7.50%, 09/15/2027	8,818	9,820
6.50%, 12/15/2027	10,270	10,992
7.00%, 03/15/2028 IO	13,536	2,406
7.50%, 03/15/2028	40,419	44,828
7.50%, 05/15/2028	13,830	15,280
6.50%, 06/15/2028	19,576	21,766
7.00%, 06/15/2028	2,487	2,714
6.00%, 07/15/2028	9,324	9,902
6.25%, 08/15/2028	43,289	45,601
6.50%, 08/15/2028	40,437	43,659
6.00%, 09/15/2028	7,915	8,418
7.00%, 10/15/2028 IO	15,982	1,799
6.00%, 11/15/2028	35,298	37,616
6.00%, 12/15/2028	70,579	75,149
2.76% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 8.50% Cap), 01/15/2029 (2)	16,158	16,404
6.00%, 01/15/2029	93,694	100,440
6.00%, 02/15/2029	20,621	21,992
6.25%, 02/15/2029	107,498	114,629
21.43% (-4 x 1 Month LIBOR USD + 30.55%, 30.55% Cap), 03/15/2029 (2)(5)	2,618	3,618
7.00%, 04/15/2029 IO	1,377	153
7.00%, 06/15/2029	84,611	92,492
7.50%, 06/15/2029 IO	6,977	819
7.00%, 07/15/2029	44,147	48,720
7.00%, 08/15/2029	21,608	23,847
4.00%, 11/15/2029 IO	148,432	9,322
7.50%, 11/15/2029	106	118
8.00%, 11/15/2029	20,159	22,305
7.00%, 01/15/2030	39,186	43,431
8.00%, 01/15/2030	11,613	13,203
8.00%, 01/15/2030	38,918	44,407
8.00%, 03/15/2030	8,348	9,522
5.00%, 04/15/2030	702,000	746,745
8.00%, 04/15/2030	11,802	13,280
7.50%, 05/15/2030	8,695	9,727
7.50%, 08/15/2030	9,359	10,311
7.25%, 09/15/2030	22,526	25,270
7.00%, 10/15/2030	25,632	28,398
7.50%, 10/15/2030	88	88
7.50%, 10/15/2030	2,608	2,934
4.00%, 12/15/2030	3,856,752	3,979,708
7.25%, 12/15/2030	30,392	33,759
7.00%, 03/15/2031	16,817	18,527
6.50%, 05/15/2031	7,545	8,554
7.00%, 06/15/2031	13,930	15,462
8.50%, 06/15/2031	32,869	37,789
6.00%, 07/15/2031	10,173	10,996
7.00%, 07/15/2031	33,301	36,842
6.50%, 08/15/2031	20,475	22,507
6.50%, 08/15/2031	19,135	21,412
6.50%, 08/15/2031	202,375	230,452
6.50%, 08/15/2031	16,212	17,618
6.50%, 10/15/2031	16,398	18,124
6.50%, 01/15/2032	22,521	24,582
6.50%, 01/15/2032	29,497	32,215
3.06% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 9.00% Cap), 02/15/2032 (2)	88,013	89,798
5.84% (-1 x 1 Month LIBOR USD + 8.00%, 8.00% Cap), 02/15/2032 IO (2)(5)	79,573	13,330
6.38%, 02/15/2032	22,705	24,023
6.49% (-1 x 1 Month LIBOR USD + 8.65%, 8.65% Cap), 02/15/2032 IO (2)(5)	17,689	3,243
6.50%, 02/15/2032	37,541	41,004
6.50%, 02/15/2032	36,870	40,320
11.78% (-2 x 1 Month LIBOR USD + 16.10%, 16.10% Cap), 02/15/2032 (2)(5)	44,255	50,836
13.89% (-3 x 1 Month LIBOR USD + 19.50%, 19.50% Cap), 02/15/2032 (2)(5)	40,238	50,522
5.79% (-1 x 1 Month LIBOR USD + 7.95%, 7.95% Cap), 03/15/2032 IO (2)(5)	33,846	5,504
5.84% (-1 x 1 Month LIBOR USD + 8.00%, 8.00% Cap), 03/15/2032 IO (2)(5)	22,080	3,428
6.50%, 03/15/2032	51,025	56,310
6.50%, 03/15/2032	47,921	53,050
7.00%, 03/15/2032	31,005	34,237
7.00%, 03/15/2032	38,343	42,547
6.50%, 04/15/2032	12,320	13,468
6.50%, 04/15/2032	80,478	87,868
6.50%, 04/15/2032	115,749	128,333
7.00%, 04/15/2032	65,638	72,257
7.00%, 04/15/2032	23,811	25,953
6.50%, 05/15/2032	36,047	39,659
7.00%, 05/15/2032	32,761	36,638
6.50%, 06/15/2032	35,545	38,001
6.50%, 06/15/2032	44,418	48,515
6.50%, 06/15/2032	23,898	26,581
6.50%, 07/15/2032	52,657	58,713
6.50%, 07/15/2032	37,686	42,377
0.00%, 09/15/2032 PO	1,242,587	1,082,772
6.00%, 09/15/2032	54,162	58,714
0.00%, 12/15/2032 PO	24,736	20,693
2.91% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.50% Cap), 12/15/2032 (2)	51,263	52,242
6.00%, 12/15/2032	95,018	103,120
6.00%, 12/15/2032	50,673	55,959
13.42% (-2 x 1 Month LIBOR USD + 18.60%, 18.60% Cap), 12/15/2032 (2)(5)	30,222	36,173
6.00%, 01/15/2033	69,056	75,263
6.00%, 02/15/2033	51,375	56,079
6.00%, 02/15/2033	232,552	250,134
6.00%, 03/15/2033	39,960	41,335
6.50%, 03/15/2033 IO	26,427	6,011
10.89% (-2 x 1 Month LIBOR USD + 14.85%, 14.85% Cap), 06/15/2033 (2)(5)	91,060	105,238
5.00%, 07/15/2033	657,198	700,866
5.75% (-1 x 1 Month LIBOR USD + 6.80%, 4.00% Floor, 6.80% Cap), 07/15/2033 (2)(5)	462	486
8.97% (-2 x 1 Month LIBOR USD + 13.29%, 13.29% Cap), 07/15/2033 (2)(5)	27,974	30,299
3.00%, 08/15/2033	495,000	471,455
10.80% (-2 x 1 Month LIBOR USD + 14.76%, 14.76% Cap), 09/15/2033 (2)(5)	25,411	29,478
6.07% (-1 x 1 Month LIBOR USD + 8.01%, 8.01% Cap), 10/15/2033 (2)(5)	739,437	790,991
11.75% (-2 x 1 Month LIBOR USD + 16.50%, 16.50% Cap), 11/15/2033 (2)(5)	12,424	15,146
2.76% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.50% Cap), 12/15/2033 (2)	210,681	211,906
5.00%, 01/15/2034	317,216	336,553
5.50%, 02/15/2034	7,229	7,397
6.00%, 05/15/2034	183,096	195,266
16.58% (-4 x 1 Month LIBOR USD + 24.49%, 24.49% Cap), 06/15/2034 (2)(5)	63,211	70,806
0.00%, 07/15/2034 PO	132,525	111,351
4.38% (1 Month LIBOR USD + 2.22%, 8.32% Cap), 07/15/2034 (2)	51,424	53,816
0.00%, 02/15/2035 PO	40,237	35,308
18.66% (-4 x 1 Month LIBOR USD + 28.16%, 28.16% Cap), 02/15/2035 (2)(5)	51,375	60,358
0.00%, 04/15/2035 PO	63,553	57,082
6.00%, 04/15/2035	1,057,000	1,147,809
2.56% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 05/15/2035 (2)	69,026	69,211
2.46% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 06/15/2035 (2)	82,035	81,898
11.46% (-3 x 1 Month LIBOR USD + 17.03%, 17.03% Cap), 06/15/2035 (2)(5)	2,655	3,029
0.00%, 08/15/2035 PO	7,724	6,786
2.96% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 7.50% Cap), 08/15/2035 (2)	67,356	68,839
0.00%, 09/15/2035 PO	28,312	25,138
12.81% (-3 x 1 Month LIBOR USD + 20.00%, 20.00% Cap), 11/15/2035 (2)(5)	40,783	49,340
6.00%, 01/15/2036	148,792	164,745
16.65% (-4 x 1 Month LIBOR USD + 24.57%, 24.57% Cap), 01/15/2036 (2)(5)	10,727	13,770
0.00%, 02/15/2036 PO	33,711	28,300
0.00%, 02/15/2036 PO	39,116	34,736
0.00%, 02/15/2036 PO	29,257	24,428
0.00%, 02/15/2036 PO	113,075	101,997
0.00%, 03/15/2036 PO	64,854	58,499
0.00%, 03/15/2036 PO	70,972	62,200
0.00%, 03/15/2036 PO	8,124	7,016
6.00%, 03/15/2036	2,363	3,126
0.00%, 04/15/2036 PO	80,483	66,597
0.00%, 04/15/2036 PO	147,666	124,151
0.00%, 04/15/2036 PO	44,543	38,797
0.00%, 04/15/2036 PO	135,194	122,213
6.00%, 04/15/2036 IO	83,230	17,243
6.00%, 04/15/2036	809,538	883,838
6.00%, 04/15/2036	98,554	107,134
0.00%, 05/15/2036 PO	42,268	35,436
0.00%, 05/15/2036 PO	62,349	51,634
0.00%, 05/15/2036 PO	14,294	10,598
0.00%, 05/15/2036 PO	12,277	10,291
2.61% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 05/15/2036 (2)	563,102	565,871
2.66% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 05/15/2036 (2)	214,805	215,655
0.00%, 06/15/2036 PO	130,736	116,560
6.00%, 06/15/2036	25,574	27,738
13.73% (-3 x 1 Month LIBOR USD + 19.66%, 19.66% Cap), 06/15/2036 (2)(5)	25,118	30,861
0.00%, 07/15/2036 PO	29,409	25,193
4.94% (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap), 07/15/2036 IO (2)(5)	10,549	626
6.50%, 07/15/2036	124,284	134,086
6.50%, 07/15/2036	90,491	98,917
0.00%, 08/15/2036 PO	43,521	37,056
4.49% (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap), 08/15/2036 IO (2)(5)	653,979	84,417
5.50%, 08/15/2036	68,988	71,101
5.50%, 08/15/2036	193,483	207,530
0.00%, 09/15/2036 PO	23,824	21,303
0.00%, 09/15/2036 PO	18,933	14,475
0.00%, 10/15/2036 PO	49,024	41,590
4.54% (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/15/2036 IO (2)(5)	70,879	9,724
7.50%, 11/15/2036	635,470	714,047
0.00%, 12/15/2036 PO	24,733	20,812
7.00%, 12/15/2036	1,593,390	1,780,229
7.50%, 12/15/2036	553,871	637,287
0.00%, 01/15/2037 PO	25,516	21,375
3.98% (-1 x 1 Month LIBOR USD + 6.14%, 6.14% Cap), 01/15/2037 IO (2)(5)	44,831	5,495
0.00%, 02/15/2037 PO	7,435	6,521
0.00%, 02/15/2037 PO	69,131	61,266
2.60% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 6.50% Cap), 02/15/2037 (2)	46,670	46,746
6.00%, 02/15/2037	77,673	83,704
0.00%, 03/15/2037 PO	13,571	12,481
4.29% (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap), 03/15/2037 IO (2)(5)	69,096	8,169
9.00% (-12 x 1 Month LIBOR USD + 70.64%, 9.00% Cap), 03/15/2037 (2)(5)	23,769	27,133
0.00%, 04/15/2037 PO	30,216	25,276
6.00%, 04/15/2037	76,695	82,854
0.00%, 05/15/2037 PO	273,112	227,633
0.00%, 05/15/2037 PO	2,216	1,641
0.00%, 05/15/2037 PO	49,268	43,722
6.00%, 05/15/2037	91,901	92,326
0.00%, 06/15/2037 PO	5,758	5,131
0.00%, 06/15/2037 PO	26,932	23,515
0.00%, 07/15/2037 PO	357,875	302,372
2.48% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 9,999.00% Cap), 07/15/2037 (2)	1,114,718	1,116,526
4.44% (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap), 07/15/2037 IO (2)(5)	55,620	5,754
4.50%, 07/15/2037 IO	30,694	28
4.00%, 08/15/2037 IO	183,727	3,910
0.00%, 09/15/2037 PO	38,652	34,753
2.76% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 09/15/2037 (2)	18,898	19,094
4.00%, 10/15/2037 IO	87,703	1,076
4.00%, 10/15/2037 IO	15,452	30
2.84% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 7.00% Cap), 11/15/2037 (2)	758,007	768,366
4.26% (-1 x 1 Month LIBOR USD + 6.42%, 6.42% Cap), 11/15/2037 IO (2)(5)	311,044	27,401
4.29% (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap), 11/15/2037 IO (2)(5)	206,015	20,319
3.84% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 01/15/2038 IO (2)(5)	375,029	42,762
12.05% (-3 x 1 Month LIBOR USD + 17.45%, 17.45% Cap), 02/15/2038 (2)(5)	14,504	15,980
5.50%, 03/15/2038	512,214	550,608
4.64% (-1 x 1 Month LIBOR USD + 6.80%, 6.80% Cap), 04/15/2038 IO (2)(5)	154,113	17,061
5.50%, 05/15/2038	62,422	64,946
4.04% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/15/2038 IO (2)(5)	159,646	19,428
6.00%, 06/15/2038	429,153	455,467
6.00%, 06/15/2038	15,997	17,246
3.69% (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap), 08/15/2038 IO (2)(5)	277,430	27,706
5.72%, 10/15/2038 (4)	118,757	128,324
5.50%, 01/15/2039	221,202	236,165
3.79%, 02/15/2039 (4)	97,051	98,866
3.84% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/15/2039 IO (2)(5)	105,909	11,703
2.56% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 04/15/2039 (2)	443,115	444,752
2.61% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 05/15/2039 (2)	475,695	474,175
3.94% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 05/15/2039 IO (2)(5)	32,765	1,634
4.14% (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap), 05/15/2039 IO (2)(5)	142,052	7,369
3.36% (1 Month LIBOR USD + 1.20%, 1.20% Floor, 7.00% Cap), 07/15/2039 (2)	39,941	40,909
4.50%, 07/15/2039	700,084	720,247
2.61% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 08/15/2039 (2)	127,289	127,636
3.50%, 08/15/2039	553,650	555,661
0.00%, 10/15/2039 PO	127,183	104,385
5.00%, 10/15/2039 IO	352,239	46,410
4.09% (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap), 12/15/2039 IO (2)(5)	118,597	14,777
0.00%, 01/15/2040 PO	125,589	107,144
1.53%, 01/15/2040 IO (4)	1,104,438	45,054
10.31% (-3 x 1 Month LIBOR USD + 17.50%, 17.50% Cap), 02/15/2040 (2)(5)	397,391	449,423
4.00%, 03/15/2040	826,194	840,589
3.50%, 09/15/2040	1,012,791	1,016,746
2.66% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 10/15/2040 (2)	172,937	173,909
3.84% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040 IO (2)(5)	422,379	48,167
3.84% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040 IO (2)(5)	564,774	76,508
2.71% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 12/15/2040 (2)	1,683,105	1,696,112
5.00%, 12/15/2040	1,293,430	1,364,699
2.71% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 03/15/2041 (2)	1,262,854	1,279,507
5.00%, 05/15/2041	1,224,104	1,308,884
5.50% (-4 x 1 Month LIBOR USD + 27.21%, 5.50% Cap), 05/15/2041 (2)(5)	304,603	303,503
5.50% (-4 x 1 Month LIBOR USD + 27.50%, 5.50% Cap), 05/15/2041 (2)(5)	912,884	964,217
4.00%, 07/15/2041	1,123,588	1,140,013
2.56% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 10/15/2041 (2)	834,336	838,839
4.00%, 11/15/2041	693,483	699,672
4.00%, 12/15/2041	391,914	401,028
2.66% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/15/2042 (2)	933,195	940,745
2.66% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/15/2042 (2)	439,726	441,273
2.61% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/15/2042 (2)	2,385,672	2,418,353
2.56% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 09/15/2042 (2)	866,821	862,526
3.00%, 06/15/2043	206,000	188,920
4.50%, 09/15/2043	1,000,000	1,054,246
4.00%, 05/15/2044	5,665,838	5,762,590
3.50%, 10/15/2045	19,097,774	19,038,691
3.75%, 02/15/2046 (1)	989,198	995,360
7.35%, 11/15/2046 (4)	780,714	878,221
3.50%, 06/15/2048	4,600,830	4,598,264
0.00%, 10/15/2049 PO	400,322	352,580
Freddie Mac Strips
4.50%, 11/15/2020 IO	8,718	131
4.50%, 12/15/2020 IO	7,104	157
9.00%, 04/01/2022 IO	64	6
0.00%, 04/01/2028 PO	72,284	64,109
5.00%, 09/15/2035 IO	149,242	28,452
5.00%, 09/15/2035 IO	125,273	27,635
5.00%, 09/15/2035 IO	232,873	48,773
5.54% (-1 x 1 Month LIBOR USD + 7.70%, 7.70% Cap), 08/15/2036 IO (2)(5)	437,554	70,616
2.71% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 07/15/2042 (2)	2,719,198	2,741,813
3.50%, 07/15/2042	6,401,337	6,322,530
2.66% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/15/2042 (2)	1,713,352	1,733,742
2.71% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/15/2042 (2)	1,541,996	1,554,805
3.00%, 08/15/2042	2,112,116	2,048,090
3.00%, 01/15/2043	538,031	522,733
0.00%, 09/15/2043 PO	1,053,322	823,069
Freddie Mac Structured Pass-Through Certificates
5.54%, 07/25/2032 (4)	63,023	66,148
5.00%, 07/25/2033 (4)	186,648	191,505
4.49%, 10/25/2037 (4)	1,397,906	1,425,116
7.50%, 02/25/2042	255,774	290,102
7.50%, 08/25/2042 (4)	42,926	49,417
6.50%, 02/25/2043	258,483	289,571
7.00%, 02/25/2043	83,806	93,632
5.23%, 05/25/2043	591,443	610,616
0.00%, 07/25/2043 PO	23,537	19,719
7.50%, 07/25/2043	61,765	71,459
0.00%, 09/25/2043 PO	26,139	20,575
7.50%, 09/25/2043	333,668	377,197
0.00%, 10/25/2043 PO	30,123	15,474
7.00%, 10/25/2043	339,511	383,113
3.04% (12 Month US Treasury Average + 1.20%, 1.20% Floor), 10/25/2044 (2)	599,137	596,464
FREMF 2013-K25 Mortgage Trust
3.74%, 11/25/2045 (3)(4)	2,000,000	1,962,703
FREMF 2013-K35 Mortgage Trust
4.07%, 08/25/2023 (3)(4)	2,951,000	2,920,859
FREMF 2014-K40 Mortgage Trust
4.21%, 11/25/2047 (3)(4)	2,273,000	2,225,015
FREMF 2014-K41 Mortgage Trust
3.96%, 11/25/2047 (3)(4)	6,000,000	5,673,076
FREMF 2015-K44 Mortgage Trust
3.81%, 01/25/2048 (3)(4)	3,510,000	3,403,644
FREMF 2015-K45 Mortgage Trust
3.71%, 04/25/2048 (3)(4)	2,135,000	2,059,161
FREMF 2015-K49 Mortgage Trust
3.85%, 10/25/2048 (3)(4)	4,000,000	3,767,144
FREMF 2015-K51 Mortgage Trust
4.09%, 10/25/2048 (3)(4)	1,500,000	1,421,010
FREMF 2015-K720 Mortgage Trust
3.51%, 07/25/2022 (3)(4)	4,000,000	3,800,046
FREMF 2016-K59 Mortgage Trust
3.70%, 11/25/2049 (3)(4)	2,450,000	2,332,072
FREMF 2016-K722 Mortgage Trust
3.97%, 07/25/2049 (3)(4)	1,845,000	1,849,770
Ginnie Mae I Pool
9.00%, 02/15/2020	20	20
7.50%, 11/15/2022	65	65
7.50%, 03/15/2023	214	221
7.00%, 08/15/2023	251	256
7.00%, 09/15/2023	12,600	13,064
7.00%, 11/15/2023	650	681
6.50%, 01/15/2024	3,160	3,467
7.00%, 02/15/2024	6,271	6,499
9.50%, 10/15/2024	12,906	13,446
9.00%, 11/15/2024	445	462
9.50%, 12/15/2025	1,250	1,299
7.50%, 11/15/2026	1,003	1,019
7.50%, 07/15/2027	1,619	1,657
6.50%, 03/15/2028	7,555	8,289
7.50%, 07/15/2028	704	715
8.00%, 08/15/2028	1,338	1,342
6.50%, 09/15/2028	15,954	17,504
7.50%, 09/15/2028	3,979	4,255
6.50%, 10/15/2028	1,022	1,122
6.00%, 11/15/2028	9,996	10,800
7.00%, 09/15/2031	89,127	101,471
6.50%, 01/15/2032	67,599	75,848
6.50%, 07/15/2032	2,441	2,679
6.50%, 02/15/2033	12,670	13,901
7.00%, 02/15/2033	5,888	6,363
5.50%, 04/15/2033	293,320	318,567
6.50%, 04/15/2033	7,292	8,000
5.50%, 06/15/2033	3,370	3,660
7.00%, 06/15/2033	19,422	22,307
5.50%, 12/15/2033	11,963	12,991
5.50%, 07/15/2034	7,077	7,672
5.50%, 09/15/2034	16,044	17,227
7.00%, 06/15/2035	237,676	267,910
6.50%, 12/15/2035	80,330	89,450
7.00%, 04/15/2037	36,992	40,979
7.50%, 10/15/2037	39,210	45,883
4.00%, 06/15/2039	519,387	528,360
4.50%, 04/15/2040	2,987,659	3,116,700
4.00%, 10/15/2040	295,027	301,954
3.50%, 01/15/2042	5,651,722	5,645,191
3.50%, 03/15/2043	1,386,268	1,384,670
3.50%, 04/15/2043	4,851,460	4,860,236
3.00%, 05/15/2043	751,579	733,639
3.50%, 06/15/2043	1,851,054	1,848,914
3.50%, 07/15/2043	682,639	681,854
Ginnie Mae II Pool
8.50%, 03/20/2025	242	249
8.50%, 04/20/2025	1,844	1,976
8.50%, 05/20/2025	3,753	4,001
8.00%, 12/20/2025	700	754
8.00%, 06/20/2026	1,482	1,611
8.00%, 08/20/2026	1,210	1,370
8.00%, 09/20/2026	1,339	1,521
8.00%, 11/20/2026	1,055	1,176
8.00%, 10/20/2027	2,756	3,036
8.00%, 11/20/2027	2,235	2,454
8.00%, 12/20/2027	1,016	1,101
7.50%, 02/20/2028	1,458	1,585
6.00%, 03/20/2028	7,425	8,170
8.00%, 06/20/2028	545	551
8.00%, 08/20/2028	138	142
7.50%, 09/20/2028	4,962	5,470
8.00%, 09/20/2028	385	395
6.50%, 07/20/2029	78,782	87,320
6.00%, 11/20/2033	5,374	5,870
5.00%, 10/20/2037	328,909	347,716
7.00%, 08/20/2038	31,371	35,258
6.00%, 09/20/2038	542,293	589,196
6.00%, 11/20/2038	5,686	5,912
6.00%, 08/20/2039	281,396	311,717
5.50%, 09/20/2039	170,469	181,696
4.50%, 06/20/2040	960,524	1,006,995
5.00%, 07/20/2040	242,241	259,302
4.00%, 10/20/2040	2,741,749	2,813,516
4.50%, 01/20/2041	754,730	791,263
4.50%, 03/20/2041	716,092	750,754
4.50%, 05/20/2041	357,486	374,755
4.50%, 06/20/2041	2,527,550	2,649,450
4.50%, 09/20/2041	783,677	821,432
4.00%, 10/15/2041 (6)	24,365,000	24,776,634
4.50%, 10/15/2041 (6)	40,570,000	41,932,900
3.00%, 06/20/2042	395,395	386,422
4.00%, 06/20/2042	3,539,725	3,631,744
3.00%, 08/20/2042	5,348,378	5,227,008
3.50%, 10/15/2042 (6)	51,710,000	51,418,123
3.50%, 10/20/2042	6,058,192	6,058,587
4.00%, 10/20/2042	7,204,699	7,389,645
3.00%, 11/20/2042	2,963,464	2,896,216
3.50%, 11/20/2042	2,080,732	2,080,868
3.00%, 12/20/2042	1,502,083	1,467,997
4.00%, 12/20/2042	3,452,345	3,541,097
3.00%, 01/20/2043	1,523,684	1,489,108
4.00%, 02/20/2043	1,606,846	1,648,288
3.00%, 04/20/2043	3,840,924	3,753,759
3.50%, 05/20/2043	1,405,477	1,405,568
3.00%, 09/20/2043	1,160,104	1,133,775
4.50%, 09/20/2043	2,083,902	2,183,018
3.00%, 10/20/2043	171,504	167,612
4.00%, 10/20/2043	5,503,311	5,640,274
4.50%, 10/20/2043	3,939,577	4,127,285
4.50%, 12/20/2043	2,047,274	2,145,132
3.00%, 01/20/2044	1,034,188	1,010,710
5.00%, 06/20/2044	1,000,306	1,060,179
3.00%, 07/20/2044	485,251	473,536
5.00%, 07/20/2044	875,606	927,895
3.00%, 10/15/2044 (6)	32,390,000	31,369,589
3.00%, 12/20/2044	929,222	906,322
4.00%, 12/20/2044	748,020	766,648
3.50%, 03/20/2045	2,126,603	2,120,187
4.00%, 03/20/2045	423,458	434,014
3.00%, 04/20/2045	8,678,716	8,440,555
3.50%, 04/20/2045	15,313,601	15,267,402
3.00%, 05/20/2045	1,515,790	1,474,037
4.00%, 05/20/2045	7,245,995	7,441,259
3.00%, 07/20/2045	3,405,474	3,310,966
3.50%, 07/20/2045	6,992,103	6,971,009
5.00%, 08/20/2045	1,108,947	1,175,468
3.00%, 10/20/2045	3,831,730	3,724,599
3.50%, 10/20/2045	13,610,407	13,569,346
3.00%, 11/20/2045	904,492	879,016
4.00%, 11/20/2045	6,018,152	6,167,988
4.00%, 01/20/2046	1,212,202	1,242,382
4.50%, 01/20/2046	3,515,258	3,682,817
4.00%, 03/20/2046	1,558,410	1,593,393
3.00%, 04/20/2046	9,334,259	9,064,612
3.50%, 04/20/2046	41,749,784	41,598,083
4.00%, 04/20/2046	4,108,740	4,208,552
3.00%, 05/20/2046	382,217	371,589
4.00%, 05/20/2046	7,105,384	7,269,481
3.50%, 06/20/2046	4,752,546	4,742,212
4.00%, 06/20/2046	3,265,283	3,336,584
3.00%, 07/20/2046	7,329,935	7,113,649
3.50%, 07/20/2046	26,008,913	25,898,369
4.50%, 07/20/2046	1,813,471	1,899,847
3.00%, 08/20/2046	18,588,986	18,040,480
3.00%, 09/20/2046	2,486,239	2,414,018
4.50%, 09/20/2046	3,235,060	3,386,307
5.00%, 09/20/2046	2,959,564	3,135,731
3.50%, 11/20/2046	197,638	196,706
4.00%, 11/20/2046	3,129,213	3,205,197
4.50%, 11/20/2046	5,650,304	5,940,092
2.50%, 12/20/2046	3,520,913	3,304,907
3.50%, 12/20/2046	10,445,809	10,394,970
3.00%, 01/20/2047	5,592,375	5,423,626
3.50%, 01/20/2047	1,466,462	1,459,322
3.00%, 02/20/2047	7,649,743	7,418,910
4.00%, 02/20/2047	5,394,676	5,490,060
3.00%, 03/20/2047	843,751	818,767
4.00%, 03/20/2047	12,444,782	12,692,362
4.50%, 03/20/2047	1,290,054	1,345,948
3.00%, 04/20/2047	10,836,508	10,508,457
4.00%, 05/20/2047	999,690	1,020,435
3.00%, 06/20/2047	5,601,971	5,432,045
3.00%, 07/20/2047	21,528,934	20,872,481
4.50%, 07/20/2047	13,153,172	13,609,034
3.00%, 08/20/2047	7,763,572	7,526,463
3.50%, 08/20/2047	3,701,771	3,683,700
4.00%, 09/20/2047	11,445,750	11,716,518
5.00%, 10/20/2047	693,858	725,364
4.25%, 12/20/2047	1,965,403	2,031,525
4.50%, 01/20/2048	3,343,182	3,459,049
4.50%, 02/20/2048	21,452,371	22,195,865
4.50%, 03/20/2048	1,735,486	1,795,634
4.50%, 04/20/2048	2,038,134	2,125,909
4.50%, 04/20/2048	2,911,223	3,024,670
4.50%, 04/20/2048	4,629,274	4,857,936
4.50%, 05/20/2048	11,401,063	11,838,395
4.50%, 05/20/2048	3,370,990	3,508,630
4.50%, 05/20/2048	6,855,702	7,194,346
5.00%, 06/20/2048	5,481,313	5,820,626
4.00%, 07/20/2048	12,424,308	12,644,444
5.00%, 07/20/2048	7,523,664	7,988,249
5.00%, 07/20/2048	1,442,817	1,528,752
4.50%, 09/20/2048	1,000,000	1,034,658
5.00%, 09/20/2048	10,528,721	11,009,495
4.46%, 05/20/2063 (4)	426,823	433,334
GMACM Mortgage Loan Trust 2003-AR2
4.19%, 12/19/2033 (4)	187,956	189,379
GMACM Mortgage Loan Trust 2003-J8
5.25%, 12/25/2033	8,632	8,803
GMACM Mortgage Loan Trust 2005-AR3
3.88%, 06/19/2035 (4)	118,507	115,839
Gosforth Funding 2018-1 Plc
2.71% (3 Month LIBOR USD + 0.45%), 08/25/2060 (2)(3)	8,600,000	8,598,392
Government National Mortgage Association
5.00%, 04/16/2023	79,850	80,509
6.50%, 10/16/2024	106,756	112,119
6.00%, 02/20/2029	110,250	110,158
6.44% (-1 x 1 Month LIBOR USD + 8.60%, 8.60% Cap), 08/16/2029 IO (2)(5)	12,461	161
9.00%, 03/16/2030	118,136	118,121
5.34% (-1 x 1 Month LIBOR USD + 7.50%, 7.50% Cap), 04/16/2030 IO (2)(5)	97,654	9,054
9.00%, 10/20/2030	20,958	24,214
9.00%, 11/16/2030 IO	1,348	186
9.00%, 11/20/2030	13,145	15,266
6.54% (-1 x 1 Month LIBOR USD + 8.70%, 8.70% Cap), 01/16/2031 IO (2)(5)	8,096	1,282
6.39% (-1 x 1 Month LIBOR USD + 8.55%, 8.55% Cap), 03/16/2031 IO (2)(5)	6,543	1,339
15.40% (-3 x 1 Month LIBOR USD + 21.01%, 21.01% Cap), 03/17/2031 (2)(5)	58,063	75,032
5.89% (-1 x 1 Month LIBOR USD + 8.05%, 8.05% Cap), 08/16/2031 IO (2)(5)	14,839	3,215
6.09% (-1 x 1 Month LIBOR USD + 8.25%, 8.25% Cap), 08/16/2031 IO (2)(5)	16,476	131
5.79% (-1 x 1 Month LIBOR USD + 7.95%, 7.95% Cap), 04/16/2032 IO (2)(5)	57,033	8,900
8.69% (-2 x 1 Month LIBOR USD + 11.93%, 11.93% Cap), 04/16/2032 (2)(5)	5,449	5,899
9.00% (-8 x 1 Month LIBOR USD + 66.27%, 9.00% Cap), 06/16/2032 (2)(5)	1,919	2,244
6.50%, 06/20/2032	223,996	246,703
6.50%, 07/16/2032	66,226	74,072
6.00%, 07/20/2032	22,501	24,528
6.50%, 07/20/2032	78,539	79,577
6.50%, 07/20/2032	115,811	127,553
10.75% (-2 x 1 Month LIBOR USD + 14.70%, 14.70% Cap), 11/17/2032 (2)(5)	15,041	15,914
6.00%, 11/20/2032	146,000	157,140
0.00%, 12/20/2032 PO	62,251	60,094
5.50%, 01/16/2033	437,665	474,551
6.50%, 01/20/2033	117,056	128,112
5.54% (-1 x 1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/16/2033 IO (2)(5)	51,329	5,708
0.00%, 02/17/2033 PO	27,144	26,110
5.53% (-1 x 1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/20/2033 IO (2)(5)	26,189	4,350
0.00%, 03/16/2033 PO	8,915	8,050
5.18% (-1 x 1 Month LIBOR USD + 7.67%, 7.67% Cap), 03/17/2033 (2)(5)	4,508	4,516
6.50%, 03/20/2033	65,291	71,033
6.50%, 03/20/2033	222,503	243,556
5.50%, 04/20/2033	249,095	266,958
6.50%, 05/20/2033	85,902	94,801
0.00%, 06/16/2033 PO	43,664	36,457
6.00%, 09/16/2033	144,043	155,535
0.00%, 10/20/2033 PO	7,026	6,146
5.82%, 10/20/2033 (4)	162,462	176,601
4.39% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/16/2033 IO (2)(5)	95,127	9,658
4.39% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/16/2033 IO (2)(5)	91,984	11,519
5.50%, 03/16/2034	3,636,256	3,859,178
13.73% (-3 x 1 Month LIBOR USD + 19.66%, 19.66% Cap), 04/16/2034 (2)(5)	43,650	56,209
11.97% (-2 x 1 Month LIBOR USD + 16.72%, 16.72% Cap), 05/18/2034 (2)(5)	5,507	6,082
0.00%, 06/20/2034 PO	79,616	69,736
6.00%, 06/20/2034	295,739	317,713
10.40% (-2 x 1 Month LIBOR USD + 14.86%, 14.86% Cap), 08/17/2034 (2)(5)	35,811	37,908
5.72%, 08/20/2034 (4)	88,051	94,622
4.39% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/16/2034 IO (2)(5)	308,075	39,960
7.00% (-6 x 1 Month LIBOR USD + 44.50%, 7.00% Cap), 09/20/2034 (2)(5)	35,170	36,760
18.83% (-5 x 1 Month LIBOR USD + 29.46%, 29.46% Cap), 09/20/2034 (2)(5)	35,170	46,052
9.59% (-2 x 1 Month LIBOR USD + 14.26%, 14.26% Cap), 10/16/2034 (2)(5)	5,238	5,545
16.47% (-4 x 1 Month LIBOR USD + 24.38%, 24.38% Cap), 10/16/2034 (2)(5)	29,466	37,237
3.93% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 10/20/2034 IO (2)(5)	452,475	54,367
7.87% (-2 x 1 Month LIBOR USD + 12.20%, 12.20% Cap), 10/20/2034 (2)(5)	6,174	6,270
3.91% (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap), 11/20/2034 IO (2)(5)	233,772	11,556
4.58% (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap), 01/20/2035 IO (2)(5)	316,035	33,879
11.23% (-2 x 1 Month LIBOR USD + 16.43%, 16.43% Cap), 06/17/2035 (2)(5)	123,188	135,087
4.63% (-1 x 1 Month LIBOR USD + 6.80%, 6.80% Cap), 06/20/2035 (2)(5)	165,825	167,224
5.50%, 07/20/2035 IO	32,841	7,372
13.64% (-3 x 1 Month LIBOR USD + 20.83%, 20.83% Cap), 08/16/2035 (2)(5)	17,665	23,117
0.00%, 08/20/2035 PO	192,849	164,839
14.53% (-4 x 1 Month LIBOR USD + 22.73%, 22.73% Cap), 08/20/2035 (2)(5)	3,093	2,931
4.13% (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap), 09/20/2035 IO (2)(5)	650,957	77,349
5.50%, 09/20/2035	201,826	212,368
0.00%, 10/20/2035 PO	40,875	34,491
0.00%, 11/20/2035 PO	59,665	50,488
6.00%, 12/20/2035 IO	62,593	12,132
5.75%, 02/20/2036	38,687	40,158
0.00%, 03/20/2036 PO	52,268	46,316
0.00%, 05/20/2036 PO	71,158	62,915
4.33% (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/20/2036 IO (2)(5)	9,512	489
0.00%, 07/20/2036 PO	10,430	9,105
6.50%, 07/20/2036	296,877	331,324
6.50%, 08/20/2036	397,496	436,804
4.53% (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/20/2036 IO (2)(5)	95,247	8,696
5.56%, 10/20/2036	179,823	188,352
4.63% (-1 x 1 Month LIBOR USD + 6.80%, 6.80% Cap), 11/20/2036 IO (2)(5)	156,239	19,383
5.89%, 02/20/2037 (4)	59,050	64,562
0.00%, 03/20/2037 PO	193,089	170,017
4.03% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/20/2037 IO (2)(5)	169,388	19,630
0.00%, 04/16/2037 PO	92,586	77,831
4.65% (-1 x 1 Month LIBOR USD + 6.81%, 6.81% Cap), 04/16/2037 IO (2)(5)	238,611	34,103
4.03% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 04/20/2037 IO (2)(5)	94,772	8,729
6.04%, 04/20/2037 (4)	116,689	125,157
2.46% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 05/16/2037 (2)	65,735	65,694
0.00%, 05/20/2037 PO	15,102	12,685
4.03% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037 IO (2)(5)	180,735	17,191
4.03% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037 IO (2)(5)	191,570	20,037
0.00%, 06/16/2037 PO	274,915	243,443
0.00%, 06/16/2037 PO	29,896	26,207
4.31% (-1 x 1 Month LIBOR USD + 6.47%, 6.47% Cap), 06/16/2037 IO (2)(5)	128,195	14,648
4.08% (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap), 06/20/2037 IO (2)(5)	150,504	13,482
4.47% (-1 x 1 Month LIBOR USD + 6.64%, 6.64% Cap), 07/20/2037 IO (2)(5)	215,359	23,416
4.51% (-1 x 1 Month LIBOR USD + 6.68%, 6.68% Cap), 07/20/2037 IO (2)(5)	215,320	24,977
4.58% (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap), 07/20/2037 IO (2)(5)	149,483	17,843
4.61% (-1 x 1 Month LIBOR USD + 6.78%, 6.78% Cap), 08/20/2037 IO (2)(5)	53,516	5,917
0.00%, 09/20/2037 PO	28,470	26,815
4.38% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/20/2037 IO (2)(5)	141,262	17,571
13.71% (-3 x 1 Month LIBOR USD + 20.21%, 20.21% Cap), 09/20/2037 (2)(5)	37,658	43,916
5.50%, 10/16/2037 IO	222,815	25,572
9.07% (-2 x 1 Month LIBOR USD + 13.40%, 13.40% Cap), 10/20/2037 (2)(5)	25,840	27,319
0.00%, 11/16/2037 PO	299,868	256,619
4.38% (-1 x 1 Month LIBOR USD + 6.54%, 6.54% Cap), 11/16/2037 IO (2)(5)	157,441	14,917
3.83% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 11/20/2037 IO (2)(5)	165,821	17,788
4.33% (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap), 11/20/2037 IO (2)(5)	318,793	35,990
4.34% (-1 x 1 Month LIBOR USD + 6.51%, 6.51% Cap), 11/20/2037 IO (2)(5)	185,153	19,323
4.38% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/20/2037 IO (2)(5)	144,917	16,464
13.45% (-3 x 1 Month LIBOR USD + 19.95%, 19.95% Cap), 11/20/2037 (2)(5)	18,257	22,630
4.38% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/20/2037 IO (2)(5)	224,380	27,416
0.00%, 01/20/2038 PO	10,500	8,916
5.49%, 01/20/2038 (4)	783,045	844,312
3.83% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/20/2038 IO (2)(5)	1,465,859	158,664
5.50%, 02/20/2038 IO	36,099	6,015
5.54% (-1 x 1 Month LIBOR USD + 7.70%, 7.70% Cap), 04/16/2038 IO (2)(5)	87,435	12,606
4.13% (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap), 04/20/2038 IO (2)(5)	228,384	25,973
4.24% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/16/2038 IO (2)(5)	764,480	98,480
4.03% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/20/2038 IO (2)(5)	55,087	5,353
6.00%, 06/20/2038	113,295	125,246
2.99% (1 Month LIBOR USD + 0.82%, 0.82% Floor, 7.00% Cap), 07/20/2038 (2)	455,458	462,955
3.98% (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap), 07/20/2038 IO (2)(5)	197,494	19,035
5.75%, 07/20/2038	198,582	205,476
3.83% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 08/20/2038 IO (2)(5)	71,125	5,839
5.56%, 08/20/2038 (4)	291,034	317,060
3.73% (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap), 09/20/2038 IO (2)(5)	235,927	22,623
4.03% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 09/20/2038 IO (2)(5)	482,589	44,465
5.43% (-1 x 1 Month LIBOR USD + 7.60%, 7.60% Cap), 09/20/2038 IO (2)(5)	102,213	13,754
6.12%, 11/20/2038 (4)	193,443	212,566
4.24% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 12/16/2038 IO (2)(5)	24,773	407
3.53% (-1 x 1 Month LIBOR USD + 5.70%, 5.70% Cap), 12/20/2038 IO (2)(5)	242,646	20,291
3.83% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 12/20/2038 IO (2)(5)	135,439	10,771
5.13% (-1 x 1 Month LIBOR USD + 7.30%, 7.30% Cap), 12/20/2038 IO (2)(5)	430,133	54,504
5.86%, 12/20/2038 (4)	659,689	720,286
6.00%, 12/20/2038 IO	58,172	5,633
5.44%, 01/20/2039 (4)	933,568	984,191
3.94% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 02/16/2039 IO (2)(5)	112,708	12,551
3.99% (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap), 02/16/2039 IO (2)(5)	171,421	13,231
3.78% (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap), 02/20/2039 IO (2)(5)	197,292	17,176
3.87% (-1 x 1 Month LIBOR USD + 6.04%, 6.04% Cap), 02/20/2039 IO (2)(5)	119,875	9,622
4.13% (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039 IO (2)(5)	194,078	12,948
4.13% (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039 IO (2)(5)	44,127	848
6.50%, 03/20/2039 IO	61,764	13,739
6.50%, 03/20/2039 IO	139,700	36,807
4.10% (-1 x 1 Month LIBOR USD + 6.27%, 6.27% Cap), 04/20/2039 IO (2)(5)	354,809	33,236
5.50%, 05/20/2039 IO	42,278	8,422
6.00%, 05/20/2039 IO	57,901	13,101
4.24% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 06/16/2039 IO (2)(5)	209,139	7,335
3.78% (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap), 06/20/2039 IO (2)(5)	190,848	19,963
3.91% (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap), 06/20/2039 IO (2)(5)	270,882	27,484
3.94% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 07/16/2039 IO (2)(5)	314,581	27,919
4.09% (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap), 08/16/2039 IO (2)(5)	297,115	34,282
7.00%, 08/16/2039	171,473	185,034
3.92% (-1 x 1 Month LIBOR USD + 6.09%, 6.09% Cap), 09/20/2039 IO (2)(5)	467,664	43,431
5.50%, 09/20/2039	317,000	356,917
4.24% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 11/16/2039 IO (2)(5)	377,798	40,400
6.00%, 12/20/2039	7,287	7,278
5.19%, 06/20/2040 (4)	192,376	205,012
5.56%, 07/20/2040 (4)	269,623	291,825
7.00%, 10/16/2040	544,818	606,608
0.00%, 12/20/2040 PO	721,765	580,665
4.43% (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap), 05/20/2041 IO (2)(5)	366,367	50,159
4.67%, 09/20/2041 (4)	403,596	418,048
4.60%, 10/20/2041 (4)	773,380	800,174
4.53%, 11/16/2041 (4)	422,082	441,157
3.00%, 12/20/2041	1,000,000	942,181
3.72%, 01/20/2042 (4)	457,663	461,126
3.98%, 09/16/2042 (4)	283,603	287,195
4.63%, 10/20/2042 (4)	1,506,838	1,551,131
4.74%, 11/20/2042 (4)	239,736	249,035
4.48%, 04/20/2043 (4)	267,308	270,044
2.53% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 03/20/2060 (2)	20,240	20,245
2.51% (1 Month LIBOR USD + 0.43%, 0.43% Floor, 5.59% Cap), 04/20/2060 (2)	385,101	384,952
5.24%, 07/20/2060 (4)	1,080,474	1,096,398
2.38% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.59% Cap), 08/20/2060 (2)	20,232	20,238
2.55% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 5.29% Cap), 01/20/2061 (2)	1,249,495	1,250,764
2.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 10.66% Cap), 03/20/2061 (2)	2,127,975	2,133,719
2.73% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/20/2061 (2)	229,445	229,903
2.78% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 05/20/2061 (2)	224,980	225,524
2.55% (1 Month LIBOR USD + 0.47%, 0.47% Floor), 08/20/2061 (2)	589,035	590,163
2.63% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 10/20/2061 (2)	392,296	392,512
2.63% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 10.50% Cap), 12/20/2061 (2)	6,119,897	6,142,076
2.63% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 04/20/2062 (2)	209,046	209,168
2.78% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.00% Cap), 04/20/2062 (2)	922,783	932,732
2.53% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 05/20/2062 (2)	80,976	81,058
2.63% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 07/20/2062 (2)	170,883	171,365
2.66% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 09/20/2062 (2)	1,167,220	1,168,413
2.67% (1 Month LIBOR USD + 0.59%, 0.59% Floor, 5.50% Cap), 09/20/2062 (2)	171,541	171,578
2.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.00% Cap), 10/20/2062 (2)	225,715	225,919
2.60% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap), 10/20/2062 (2)	2,714,967	2,721,983
2.68% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 4.60% Cap), 10/20/2062 (2)	316,869	317,729
2.38% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 11/20/2062 (2)	45,427	45,383
2.42% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.00% Cap), 12/20/2062 (2)	2,361,616	2,358,539
1.65%, 01/20/2063	2,247,709	2,210,719
2.40% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 01/20/2063 (2)	1,193,293	1,191,140
2.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 01/20/2063 (2)	140,422	140,503
1.65%, 02/20/2063	2,930,240	2,881,345
2.50% (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap), 02/20/2063 (2)	230,123	230,465
2.53% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 02/20/2063 (2)	1,411,594	1,413,742
2.49% (1 Month LIBOR USD + 0.41%, 0.41% Floor, 11.00% Cap), 03/20/2063 (2)	1,015,249	1,015,795
2.55% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 10.50% Cap), 03/20/2063 (2)	327,483	328,100
1.65%, 04/20/2063	1,017,288	995,051
2.55% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 06/20/2063 (2)	2,689,748	2,694,910
2.73% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 01/20/2064 (2)	2,772,687	2,792,092
2.73% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 02/20/2064 (2)	5,974,443	6,016,104
2.77% (1 Month LIBOR USD + 0.69%, 0.69% Floor, 11.00% Cap), 02/20/2064 (2)	2,820,160	2,854,222
2.73% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 03/20/2064 (2)	2,914,290	2,932,862
2.68% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 04/20/2064 (2)	3,114,833	3,141,666
2.68% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 04/20/2064 (2)	3,514,698	3,534,092
2.68% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 05/20/2064 (2)	5,537,872	5,586,258
2.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2064 (2)	2,361,302	2,372,855
2.55% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 07/20/2064 (2)	3,813,323	3,821,238
2.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064 (2)	2,454,188	2,465,984
2.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064 (2)	1,851,744	1,860,641
2.55% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 09/20/2064 (2)	3,930,583	3,943,239
2.68% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 10/20/2064 (2)	1,306,777	1,315,491
2.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 12/20/2064 (2)	3,489,983	3,499,523
2.56% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 02/20/2065 (2)	3,834,714	3,856,813
2.57% (1 Month LIBOR USD + 0.47%, 11.00% Cap), 02/20/2065 (2)	2,145,763	2,150,902
2.56% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 03/20/2065 (2)	7,636,319	7,664,711
2.56% (1 Month LIBOR USD + 0.48%, 11.00% Cap), 04/20/2065 (2)	5,526,786	5,548,406
2.53% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2065 (2)	1,793,556	1,796,911
2.52% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 11.00% Cap), 07/20/2065 (2)	3,482,570	3,490,993
2.55% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 08/20/2065 (2)	574,417	576,480
2.68% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 11/20/2065 (2)	6,567,406	6,627,590
3.08% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 12/20/2066 (2)	2,192,750	2,246,441
2.64% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 11.00% Cap), 03/20/2067 (2)	6,577,084	6,627,620
2.10% (12 Month LIBOR USD + 0.00%), 05/20/2067 IO (2)	14,918,379	1,851,637
1.61% (12 Month LIBOR USD + 0.00%), 06/20/2067 IO (2)	14,662,564	1,357,775
2.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2067 (2)	6,868,113	6,900,222
2.53% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 08/20/2067 (2)	3,728,094	3,732,668
GS Mortgage Securities Co. II
2.71%, 12/10/2027 (3)	1,155,596	1,149,925
GS Mortgage Securities Co. Trust 2012-ALOHA
3.55%, 04/10/2034 (3)	4,200,000	4,213,823
GS Mortgage Securities Co. Trust 2012-SHOP
1.44%, 06/05/2031 IO (3)(4)	7,793,000	43,622
GS Mortgage Securities Corp. II
4.26%, 07/10/2051	28,521,000	29,074,025
GS Mortgage Securities Trust 2006-GG8
1.09%, 11/10/2039 IO (3)(4)	1,586,563	11,791
GS Mortgage Securities Trust 2011-GC5
5.56%, 08/10/2044 (3)(4)	258,000	253,147
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045	13,183,412	12,873,687
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046 (4)	5,880,000	5,975,163
GS Mortgage Securities Trust 2013-GC16
1.31%, 11/10/2046 IO (4)	17,944,190	745,341
GS Mortgage Securities Trust 2013-GCJ12
3.14%, 06/10/2046	1,060,000	1,044,842
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047	4,332,000	4,385,814
4.07%, 01/10/2047	2,600,000	2,665,942
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047	8,000,000	7,896,716
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048	9,000,000	8,762,945
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049	12,000,000	11,558,993
3.44%, 11/10/2049 (4)	1,317,000	1,288,771
GSMPS Mortgage Loan Trust 2004-4
2.62% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 06/25/2034 (2)(3)	59,335	57,027
GSMPS Mortgage Loan Trust 2005-RP2
2.57% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 03/25/2035 (2)(3)	109,307	102,214
GSMPS Mortgage Loan Trust 2005-RP3
2.47%, 09/25/2035 IO (3)(4)	501,780	29,123
2.57% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 09/25/2035 (2)(3)	680,597	608,588
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	23,900	24,655
GSR Mortgage Loan Trust 2003-6F
2.62% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 09/25/2032 (2)	5,401	5,355
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	75,572	77,795
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	101,369	104,130
6.50%, 05/25/2034	61,397	65,575
GSR Mortgage Loan Trust 2005-5F
2.72% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap), 06/25/2035 (2)	29,582	28,251
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	139,964	147,090
GSR Mortgage Loan Trust 2005-AR6
3.95%, 09/25/2035 (4)	9,701	9,749
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	69,081	80,175
6.00%, 02/25/2036	368,239	314,043
Headlands Residential LLC
3.88%, 08/25/2022 (1)(3)	6,170,000	6,068,263
HomeBanc Mortgage Trust 2005-3
2.46% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.50% Cap), 07/25/2035 (2)	655,528	651,030
Impac CMB Trust Series 2004-4
4.65%, 09/25/2034 (1)	9,554	9,986
Impac CMB Trust Series 2004-7
2.96% (1 Month LIBOR USD + 0.74%, 11.25% Cap), 11/25/2034 (2)	1,058,713	1,057,090
Impac CMB Trust Series 2005-4
2.82% (1 Month LIBOR USD + 0.60%, 0.30% Floor, 10.25% Cap), 05/25/2035 (2)	120,739	119,486
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	80,918	84,524
3.02% (1 Month LIBOR USD + 0.80%, 11.25% Cap), 11/25/2034 (2)	346	346
Impac Secured Assets Trust 2006-1
2.57% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap), 05/25/2036 (2)	446,391	441,611
Impac Secured Assets Trust 2006-2
2.57% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap), 08/25/2036 (2)	396,763	388,123
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035 (3)	5,445,000	5,400,414
JP Morgan Alternative Loan Trust
3.73%, 03/25/2036 (4)	36,990	33,518
JP Morgan Chase Commercial Mortgage Securities Corp.
3.46%, 03/15/2050	20,000,000	19,524,892
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.03%, 08/12/2037 IO (3)(4)	6,752,760	1,674
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5
0.00%, 12/15/2044 IO (3)(4)(12)	2,983,717	30
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.39%, 06/12/2043 IO (4)	3,678,120	4,644
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
2.31% (1 Month LIBOR USD + 0.16%, 0.16% Floor), 05/15/2047 (2)	146,218	146,030
5.34%, 05/15/2047	413,000	414,053
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051 IO (4)(12)	1,647,597	16
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8
2.38%, 10/15/2045	6,528,909	6,431,772
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	7,152,087	6,999,395
JP Morgan Mortgage Trust 2004-A3
4.54%, 07/25/2034 (4)	33,710	34,673
JP Morgan Mortgage Trust 2004-A4
4.64%, 09/25/2034 (4)	47,469	48,732
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	9,509	9,594
JP Morgan Mortgage Trust 2005-A1
4.17%, 02/25/2035 (4)	124,219	127,349
JP Morgan Mortgage Trust 2005-A4
4.23%, 07/25/2035 (4)	152,280	153,113
JP Morgan Mortgage Trust 2006-A2
3.98%, 11/25/2033 (4)	372,945	381,387
4.48%, 08/25/2034 (4)	686,095	693,107
JP Morgan Mortgage Trust 2006-A3
4.11%, 08/25/2034 (4)	90,873	90,480
JP Morgan Mortgage Trust 2006-A7
3.82%, 01/25/2037 (4)	78,009	74,870
3.82%, 01/25/2037 (4)	136,839	131,334
JP Morgan Mortgage Trust 2007-A1
3.92%, 07/25/2035 (4)	83,026	85,187
3.92%, 07/25/2035 (4)	1,266,493	1,304,822
JP Morgan Mortgage Trust 2007-A2
3.97%, 04/25/2037 (4)	289,566	275,000
JPMBB Commercial Mortgage Securities Trust 2013-C17
3.93%, 01/15/2047	5,296,332	5,386,566
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047	2,010,000	2,023,833
JPMBB Commercial Mortgage Securities Trust 2014-C24
3.10%, 11/15/2047	13,000,000	12,869,892
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047	13,000,000	12,875,009
JPMBB Commercial Mortgage Securities Trust 2015-C28
2.77%, 10/15/2048	3,200,000	3,184,123
JPMBB Commercial Mortgage Securities Trust 2016-C1
3.31%, 03/15/2049	10,000,000	9,728,866
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050	20,000,000	19,110,504
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036 (3)	1,027,000	1,026,668
LB-UBS Commercial Mortgage Trust 2007-C2
0.41%, 02/15/2040 IO (4)	617,279	256
LCCM 2017-LC26
3.29%, 07/12/2050 (3)	20,300,000	19,398,897
Lehman Mortgage Trust 2006-2
5.75%, 04/25/2036 (4)	63,628	57,303
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	40,780	38,442
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	351,359	260,382
Luminent Mortgage Trust 2005-1
2.48% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 11.50% Cap), 11/25/2035 (2)	1,812,873	1,767,059
MASTR Adjustable Rate Mortgages Trust 2004-13
4.18%, 04/21/2034 (4)	178,736	183,544
MASTR Adjustable Rate Mortgages Trust 2004-15
4.09%, 12/25/2034 (4)	39,783	38,554
MASTR Adjustable Rate Mortgages Trust 2004-3
3.74%, 04/25/2034 (4)	66,433	62,141
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033	33,744	34,938
6.00%, 01/25/2034	26,030	26,792
MASTR Alternative Loan Trust 2004-1
5.00%, 01/25/2019	352	351
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2019	2,739	2,744
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2020	115,616	116,111
MASTR Alternative Loan Trust 2004-2
5.00%, 02/25/2019	167	167
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	213,751	224,048
6.25%, 04/25/2034	49,728	51,737
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034 PO	31,000	25,702
6.00%, 07/25/2034	20,410	20,875
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034 PO	25,590	21,345
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2019	9,008	9,127
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	37,931	36,682
MASTR Asset Securitization Trust
4.50%, 12/25/2018	192	192
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033 PO	4,004	3,745
5.00%, 12/25/2033	10,546	10,612
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034 PO	2,276	1,921
MASTR Asset Securitization Trust 2004-4
4.50%, 04/25/2019	198	198
5.25%, 12/26/2033	55,630	57,326
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2019 PO	395	393
MASTR Asset Securitization Trust 2004-8
0.00%, 08/25/2019 PO	462	439
4.75%, 08/25/2019	1,909	1,914
MASTR Asset Securitization Trust 2004-9
5.25%, 09/25/2019	5,280	5,291
MASTR Reperforming Loan Trust 2005-2
2.57% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 05/25/2035 (2)(3)	937,600	761,358
MASTR Reperforming Loan Trust 2006-2
4.39%, 05/25/2036 (3)(4)	112,807	102,182
MASTR Resecuritization Trust 2005
0.00%, 05/28/2035 PO (3)	32,924	26,549
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
3.12%, 06/25/2037 (4)	160,868	157,951
Merrill Lynch Mortgage Investors Trust Series 2003-A5
4.38%, 08/25/2033 (4)	51,925	53,647
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
2.84% (1 Month LIBOR USD + 0.62%, 0.31% Floor, 11.75% Cap), 10/25/2028 (2)	110,708	109,905
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
2.86% (1 Month LIBOR USD + 0.64%, 0.32% Floor, 11.75% Cap), 10/25/2028 (2)	128,516	127,282
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
4.05%, 12/25/2034 (4)	101,759	102,399
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
2.68% (1 Month LIBOR USD + 0.46%, 0.23% Floor, 11.75% Cap), 04/25/2029 (2)	42,946	42,357
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
3.10% (6 Month LIBOR USD + 0.60%, 0.30% Floor, 11.75% Cap), 07/25/2029 (2)	92,457	91,129
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
4.10%, 08/25/2034 (4)	100,742	103,304
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
3.54%, 02/25/2035 (4)	158,202	160,368
MetLife Securitization Trust 2018-1
3.75%, 03/25/2057 (3)(4)	3,656,907	3,639,447
ML Trust XLVII
8.99%, 10/20/2020	110	112
ML-CFC Commercial Mortgage Trust 2006-4
0.81%, 12/12/2049 IO (3)(4)	700,056	35
Morgan Stanley
5.64%, 04/25/2034 (4)	221,537	232,858
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	9,144,055	8,976,771
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%, 07/15/2046 (4)	1,299,000	1,330,488
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.26%, 10/15/2046 (4)	1,564,000	1,610,390
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
2.92%, 02/15/2047	8,303,893	8,300,378
3.67%, 02/15/2047	4,400,000	4,425,592
4.06%, 02/15/2047	765,000	780,377
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048	3,415,000	3,321,421
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050	27,200,000	26,912,991
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048	5,000,000	4,941,342
3.73%, 05/15/2048	6,507,000	6,518,637
Morgan Stanley Capital I Trust 2006-IQ12
0.62%, 12/15/2043 IO (3)(4)	889,436	46
Morgan Stanley Capital I Trust 2007-HQ11
0.53%, 02/12/2044 IO (3)(4)	530,576	255
Morgan Stanley Capital I Trust 2007-HQ13
0.00%, 12/15/2044 IO (3)(4)(12)	474,069	5
Morgan Stanley Capital I Trust 2007-IQ13
0.62%, 03/15/2044 IO (3)(4)	846,633	2,324
Morgan Stanley Capital I Trust 2011-C3
4.05%, 07/15/2049	470,435	473,418
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/15/2045	457,378	456,296
Morgan Stanley Capital I Trust 2014-CPT
3.35%, 07/13/2029 (3)	4,241,000	4,239,112
Morgan Stanley Capital I Trust 2015-UBS8
3.81%, 12/15/2048	1,788,000	1,794,152
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049	20,000,000	18,391,914
Morgan Stanley Capital I, Inc.
4.18%, 07/15/2051	3,366,000	3,448,143
Morgan Stanley Mortgage Loan Trust 2004-9
3.76%, 10/25/2019 (4)	23,770	23,036
Morgan Stanley Reremic Trust
0.25%, 07/27/2049 (3)	226,582	223,630
1.00%, 03/27/2051 (3)	85,241	84,638
MortgageIT Trust 2005-2
2.74% (1 Month LIBOR USD + 0.52%, 0.26% Floor, 11.50% Cap), 05/25/2035 (2)	963,154	965,511
MortgageIT Trust 2005-3
2.82% (1 Month LIBOR USD + 0.60%, 0.30% Floor, 11.50% Cap), 08/25/2035 (2)	2,883,680	2,816,601
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
2.64% (1 Month LIBOR USD + 0.48%, 0.24% Floor, 10.00% Cap), 06/15/2030 (2)	250,298	244,116
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
2.60% (1 Month LIBOR USD + 0.44%, 0.22% Floor, 10.00% Cap), 12/15/2030 (2)	57,037	55,249
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034 (3)(4)	63,742	63,669
NCUA Guaranteed Notes Trust 2010-R3
2.40%, 12/08/2020	118,092	117,737
2.68% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 8.00% Cap), 12/08/2020 (2)	1,329,277	1,332,723
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057 (3)(4)	4,329,346	4,353,886
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057 (3)(4)	7,427,332	7,459,755
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057 (3)(4)	5,034,821	5,059,116
Nomura Asset Acceptance Co. Alternative Loan Trust Series 2003-A1
7.00%, 04/25/2033	7,954	8,160
5.50%, 05/25/2033	9,324	9,548
6.00%, 05/25/2033	20,701	21,038
Oaktown Re II Ltd.
3.77% (1 Month LIBOR USD + 1.55%), 07/25/2028 (2)(3)	1,600,000	1,602,003
PaineWebber CMO Trust Series P
8.50%, 08/01/2019	76	77
PFP 2017-3 Ltd.
3.91% (1 Month LIBOR USD + 1.75%), 01/14/2035 (2)(3)	2,000,000	2,002,802
4.66% (1 Month LIBOR USD + 2.50%), 01/14/2035 (2)(3)	2,000,000	2,004,970
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	83,340	87,831
Provident Funding Mortgage Loan Trust 2005-1
3.80%, 05/25/2035 (4)	25,688	25,239
Radnor RE 2018-1 Ltd.
3.62% (1 Month LIBOR USD + 1.40%), 03/25/2028 (2)(3)	4,890,000	4,898,139
RALI Series 2002-QS16 Trust
11.99% (-2 x 1 Month LIBOR USD + 16.62%, 16.62% Cap), 10/25/2018 (2)(5)	121	123
RALI Series 2002-QS8 Trust
6.25%, 06/25/2019	1,530	1,535
RALI Series 2003-QS14 Trust
5.00%, 07/25/2019	3,597	3,576
RALI Series 2003-QS3 Trust
11.63% (-2 x 1 Month LIBOR USD + 16.50%, 16.50% Cap), 10/25/2018 (2)(5)	364	391
RALI Series 2003-QS9 Trust
5.33% (-1 x 1 Month LIBOR USD + 7.55%, 7.55% Cap), 05/25/2019 IO (2)(5)(12)	1,095	0
RALI Series 2004-QS6 Trust
5.00%, 05/25/2019	2,193	2,182
RALI Series 2005-QA6 Trust
4.98%, 05/25/2035 (4)	131,289	104,997
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	18,316	17,047
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031 (3)	512,000	499,833
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036 (3)(4)	238,625	248,861
RBSSP Resecuritization Trust 2009-12
5.66%, 11/25/2033 (3)(4)	224,995	231,249
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035 PO (3)	7,774	6,667
Residential Asset Securitization Trust 2003-A14
4.75%, 02/25/2019	385	357
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2018	3,476	3,422
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034	2,034,150	2,043,421
Residential Asset Securitization Trust 2005-A2
2.83% (-1 x 1 Month LIBOR USD + 5.05%, 5.05% Cap), 03/25/2035 IO (2)(5)	783,374	41,410
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	78,727	76,693
RFMSI Series 2005-SA4 Trust
4.02%, 09/25/2035 (4)	41,953	37,920
Sequoia Mortgage Trust 2004-10
2.79% (1 Month LIBOR USD + 0.62%, 0.31% Floor, 11.50% Cap), 11/20/2034 (2)	48,804	48,419
Sequoia Mortgage Trust 2004-11
2.77% (1 Month LIBOR USD + 0.60%, 0.30% Floor, 11.50% Cap), 12/20/2034 (2)	156,367	154,059
Sequoia Mortgage Trust 2004-12
2.82% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 01/20/2035 (2)	127,443	118,717
Sequoia Mortgage Trust 2004-8
2.87% (1 Month LIBOR USD + 0.70%, 0.35% Floor, 11.50% Cap), 09/20/2034 (2)	953,161	938,236
3.25% (6 Month LIBOR USD + 0.74%, 0.37% Floor, 11.50% Cap), 09/20/2034 (2)	171,818	170,914
Series RR 2014-1 Trust
0.00%, 05/25/2047 (3)	1,603,000	1,192,206
Structured Asset Mortgage Investments II Trust 2004-AR5
2.83% (1 Month LIBOR USD + 0.66%, 0.33% Floor, 11.00% Cap), 10/19/2034 (2)	150,539	148,629
Structured Asset Mortgage Investments II Trust 2005-AR5
2.42% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 11.00% Cap), 07/19/2035 (2)	528,499	513,947
Structured Asset Mortgage Investments Trust 2003-CL1
2.62% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 07/25/2032 (2)	363,004	352,908
Structured Asset Securities Co.
4.01%, 12/25/2033 (4)	1,638,568	1,618,344
4.19%, 12/25/2033 (4)	154,511	155,192
5.24%, 02/25/2034 (1)	216,977	219,189
2.57% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 06/25/2035 (2)(3)	81,662	73,530
Structured Asset Securities Co. Mort Pass Thru Ser 2004-5H
5.54%, 12/25/2033	396,803	405,647
Structured Asset Securities Co. Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035 (1)	3,442	3,536
Structured Asset Securities Co. Mortgage Pass-Through Certificates Series 2002-al1
3.45%, 02/25/2032	38,235	37,749
3.45%, 02/25/2032	79,282	77,568
Structured Asset Securities Co. Mortgage Pass-Through Certificates Series 2004-6XS
6.03%, 03/25/2034 (1)	131,418	133,418
6.05%, 03/25/2034 (1)	105,100	106,699
Structured Asset Securities Co. Mortgage Pass-Through Ctfs Ser 2003-33H
5.50%, 10/25/2033	213,343	217,027
Structured Asset Securities Co. Mortgage Pass-Through Ctfs Ser 2003-34A
4.13%, 11/25/2033 (4)	46,886	47,119
Tharaldson Hotel Portfolio Trust 2018-THPT
2.87% (1 Month LIBOR USD + 0.75%, 0.85% Floor), 11/11/2034 (2)(3)	1,193,637	1,193,263
Thornburg Mortgage Securities Trust 2003-4
2.86% (1 Month LIBOR USD + 0.64%, 0.32% Floor, 11.50% Cap), 09/25/2043 (2)	680,813	677,934
Thornburg Mortgage Securities Trust 2003-5
4.07%, 10/25/2043 (4)	3,845,661	3,906,900
Thornburg Mortgage Securities Trust 2004-4
3.25%, 12/25/2044 (4)	393,953	396,583
Thornburg Mortgage Securities Trust 2005-1
3.57%, 04/25/2045 (4)	1,165,163	1,173,683
UBS Commercial Mortgage Trust
3.26%, 08/15/2050	10,114,000	9,889,634
UBS Commercial Mortgage Trust 2012-C1
2.26%, 05/10/2045 IO (3)(4)	1,617,349	95,094
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050	21,500,000	20,502,791
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051	9,650,000	9,630,604
UBS-BAMLL Trust
3.66%, 06/10/2030 (3)	1,787,000	1,775,585
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.49%, 05/10/2063 IO (3)(4)	5,448,993	219,537
3.53%, 05/10/2063	1,073,000	1,074,567
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046	271,000	268,329
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	254,702	272,262
Vendee Mortgage Trust 1994-1
5.30%, 02/15/2024 (4)	78,151	80,860
6.50%, 02/15/2024	197,890	207,586
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	116,133	126,199
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	52,720	57,143
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	171,571	186,969
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028	109,076	119,756
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030 (3)	2,283,000	2,247,064
VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029 (3)	2,500,000	2,521,892
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.10%, 03/15/2045 IO (3)(4)	4,096,370	27
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
4.23%, 10/25/2033 (4)	287,281	291,299
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
4.12%, 08/25/2033 (4)	81,847	83,757
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
4.32%, 09/25/2033 (4)	94,610	96,220
4.33%, 09/25/2033 (4)	480,074	492,012
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	91,065	93,039
WaMu Mortgage Pass-Through Certificates Series 2003-S10
5.00%, 10/25/2018	397	397
WaMu Mortgage Pass-Through Certificates Series 2003-S4
11.37% (-3 x 1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033 (2)(5)	22,516	23,870
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033 PO	3,406	3,016
5.25%, 10/25/2033	339,942	347,018
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
3.50%, 01/25/2035 (4)	2,853,402	2,921,129
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
3.95%, 06/25/2034 (4)	2,972,272	3,031,928
3.95%, 06/25/2034 (4)	167,484	170,845
WaMu Mortgage Pass-Through Certificates Series 2004-CB1 Trust
5.00%, 06/25/2019	6,835	6,848
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
5.00%, 07/25/2019	5,194	5,197
5.50%, 08/25/2019	13,076	13,099
6.00%, 08/25/2034	802,054	847,156
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
5.50%, 10/25/2019	1,967	1,974
6.00%, 10/25/2019	3,104	3,133
6.50%, 10/25/2034	2,678,219	2,850,107
WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust
5.50%, 12/25/2019	6,717	6,764
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	57,400	58,272
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	348,729	365,312
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034	46,524	47,188
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
3.99%, 09/25/2036 (4)	11,327	10,140
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
3.91%, 08/25/2046 (4)	70,550	66,981
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035 PO	12,469	9,897
5.50%, 03/25/2035	103,435	101,640
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
2.78% (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap), 04/25/2035 IO (2)(5)	242,828	20,430
2.83% (-1 x 1 Month LIBOR USD + 5.05%, 5.05% Cap), 04/25/2035 IO (2)(5)	814,066	62,998
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	286,494	276,273
5.50%, 06/25/2035 IO	280,826	52,855
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	53,706	52,067
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	20,683	19,513
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033 PO	447	392
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033 PO	9,331	8,464
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	23,045	21,480
Wells Fargo Commercial Mortgage Trust
2.64%, 11/15/2049	20,000,000	18,540,684
Wells Fargo Commercial Mortgage Trust 2013-120B
2.80%, 03/18/2028 (3)(4)	1,548,000	1,532,079
Wells Fargo Commercial Mortgage Trust 2014-LC16
2.82%, 08/15/2050	3,220,006	3,216,862
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048	9,300,000	9,143,051
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048	10,000,000	9,806,617
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058	729,000	726,054
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048	3,280,000	3,268,411
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058	15,000,000	14,842,806
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048	1,862,631	1,872,497
Wells Fargo Commercial Mortgage Trust 2016-LC25
3.64%, 12/15/2059	2,834,000	2,796,693
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050	13,800,000	13,187,838
Wells Fargo Commercial Mortgage Trust 2018-C44
4.21%, 05/15/2051	3,405,000	3,480,619
Wells Fargo Mortgage Backed Securities 2003-K Trust
3.99%, 11/25/2033 (4)	177,023	180,082
3.99%, 11/25/2033 (4)	6,791	6,936
Wells Fargo Mortgage Backed Securities 2003-L Trust
3.71%, 11/25/2033 (4)	26,623	26,497
Wells Fargo Mortgage Backed Securities 2004-4 Trust
5.50%, 05/25/2034	42,581	43,348
Wells Fargo Mortgage Backed Securities 2004-B Trust
3.78%, 02/25/2034 (4)	57,270	57,783
Wells Fargo Mortgage Backed Securities 2004-EE Trust
4.37%, 12/25/2034 (4)	1,876,891	1,914,043
4.37%, 12/25/2034 (4)	162,570	168,922
4.37%, 12/25/2034 (4)	77,345	79,653
4.37%, 12/25/2034 (4)	53,064	55,138
Wells Fargo Mortgage Backed Securities 2004-I Trust
4.12%, 07/25/2034 (4)	257,119	263,527
Wells Fargo Mortgage Backed Securities 2004-P Trust
4.63%, 09/25/2034 (4)	584,743	601,225
Wells Fargo Mortgage Backed Securities 2004-V Trust
4.37%, 10/25/2034 (4)	87,756	89,291
4.37%, 10/25/2034 (4)	112,555	116,362
Wells Fargo Mortgage Backed Securities 2005-14 Trust
0.00%, 12/25/2035 PO	8,983	7,951
5.50%, 12/25/2035	65,746	67,727
Wells Fargo Mortgage Backed Securities 2005-AR10 Trust
4.21%, 06/25/2035 (4)	3,631,433	3,736,023
Wells Fargo Mortgage Backed Securities 2005-AR3 Trust
4.39%, 03/25/2035 (4)	1,305,183	1,344,268
Wells Fargo Mortgage Backed Securities 2005-AR8 Trust
4.11%, 06/25/2035 (4)	126,708	130,003
Wells Fargo Mortgage Backed Securities 2007-11 Trust
6.00%, 08/25/2037	139,863	138,936
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	23,427	23,485
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044 (3)	1,059,000	1,080,113
WFRBS Commercial Mortgage Trust 2012-C6
3.44%, 04/15/2045	9,470,780	9,481,423
WFRBS Commercial Mortgage Trust 2013-C11
4.41%, 03/15/2045 (3)(4)	300,000	292,724
WFRBS Commercial Mortgage Trust 2013-C14
3.07%, 06/15/2046	2,244,000	2,205,509
3.34%, 06/15/2046	229,750	228,182
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047	7,000,000	7,017,865
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057	3,500,000	3,522,609
WFRBS Commercial Mortgage Trust 2014-C24
3.32%, 11/15/2047	5,000,000	4,962,547
WFRBS Commercial Mortgage Trust 2014-C25
3.63%, 11/15/2047	1,847,000	1,834,191
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047	10,000,000	10,084,407
Total Mortgage-Backed Obligations		$5,603,705,548
Total Bonds & Notes (Cost $16,039,060,615)		$15,781,782,663

	Shares	Value
PREFERRED STOCKS - 0.01%
Financials - 0.01%
State Street Co., 5.35%	95,000	$2,442,450
Total Preferred Stocks (Cost $2,375,000)		$2,442,450

SHORT-TERM INVESTMENTS - 4.97%
Money Market Funds - 4.96%
Fidelity Institutional Money Market Government Funds - Class I, 1.92% (7)(8)	399,538,411	$399,538,411
Goldman Sachs Financial Square Government Fund - Class I, 1.93% (7)(8)	399,650,899	399,650,899
		$799,189,310

	Principal
	Amount	Value
U.S. Treasury Bills - 0.01%
U.S. Treasury Bill, 0.00%, 03/28/2019 (10)	$1,000,000	$988,603
Total Short-Term Investments (Cost $800,179,223)		$800,177,913
TOTAL INVESTMENTS IN SECURITIES - 102.97%
(Cost $16,841,614,838)		$16,584,403,026
TBA SALES COMMITMENTS - (0.08)%
Mortgage-Backed Obligations - (0.08)%
Fannie Mae Pool
3.50%, 10/15/2025 (14)	(11,000,000)	$(11,056,529)
Ginnie Mae II Pool
4.50%, 10/15/2041 (14)	(2,500,000)	(2,583,985)
Total TBA Sales Commitments (Proceeds Received ($13,629,219)		$(13,640,514)

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.89)%		(465,190,412)
TOTAL NET ASSETS - 100.00%		$16,105,572,100
Percentages are stated as a percent of net assets.

IO	Interest Only Strip.
PO	Principal Only Strip.
(1)	Step-up bond. The rate reported is the rate in effect as of September 30, 2018.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2018.
(3)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $2,777,824,472, which represents 17.25% of total net assets.

(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of September 30, 2018.
(5)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(6)	Delayed delivery purchase commitment security. The value of these securities total $421,515,341, which represents 2.62% of total net assets.
(7)	Partially assigned as collateral for certain delayed delivery securities.
(8)	Represents annualized seven-day yield as of the close of the reporting period.
(9)	Security is in default as of September 30, 2018. The value of these securities total $573,673, which represents 0.00% of total net assets.
(10)	Partially assigned as collateral for certain futures contracts. The value of these pledged issues total $7,871,624, which represents 0.05% of total net assets.
(11)	Inflation protected security. The value of these securities total $7,070,620, which represents 0.04% of total net assets.
(12)	Security is categorized as Level 3 per the Trust's fair value hierarchy. These securities represent $132,831,362 or 0.82% of total net assets.
(13)	Security is restricted at September 30, 2018. The value of the restricted security totals $4,338,311, which represents 0.03% of total net assets.
(14)	Delayed delivery sale commitment security. The value of these securities total $(13,640,514), which represents (0.08)% of total net assets.
(15)	Adjustable rate security. The rate reported is the rate in effect as of September 30, 2018.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

			Settlement	Notional		Unrealized Appreciation
Number of Contracts Purchased	Reference Entity	Counterparty	Month	Amount	Value	(Depreciation)
3,035	U.S. 5 Year Note Future	J.P. Morgan	Dec. 2018	$ 342,529,217	$ 341,366,368	$ (1,162,849)
1,961	U.S. 2 Year Note Future	J.P. Morgan	Dec. 2018	414,365,130	413,250,112	(1,115,018)
814	U.S. 10 Year Bond Future	J.P. Morgan	Dec. 2018	96,646,336	96,687,938	41,602
107	U.S. Long Bond Future	J.P. Morgan	Dec. 2018	15,464,186	15,033,500	(430,686)
1,212	U.S. Ultra Bond Future	J.P. Morgan	Dec. 2018	193,262,856	186,988,875	(6,273,981)
						$ (8,940,932)

Bridge Builder Core Plus Bond Fund
Schedule of Investments
September 30, 2018 (Unaudited)

	Principal
	Amount	Value
BONDS & NOTES - 97.63%
Asset-Backed Obligations - 14.12%
AASET 2017-1 Trust
3.97%, 05/16/2042 (1)	$619,425	$616,233
AASET 2018-1 U.S. Ltd.
3.84%, 01/16/2038 (1)	902,508	894,091
ABFC 2005-WMC1 Trust
2.95% (1 Month LIBOR USD + 0.74%, 0.49% Floor), 06/25/2035 (2)	7,005,762	6,835,039
ABFC 2007-NC1 Trust
2.52% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 05/25/2037 (1)(2)	7,835,577	7,630,795
ACC Trust 2018-1
3.70%, 12/21/2020 (1)	420,687	420,497
Accredited Mortgage Loan Trust 2003-2
2.92% (1 Month LIBOR USD + 0.70%, 0.35% Floor, 13.00% Cap), 10/25/2033 (2)	2,068,754	2,031,771
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
3.15% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 11/25/2034 (2)	3,927,059	3,921,421
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
2.92% (1 Month LIBOR USD + 0.71%, 0.47% Floor), 05/25/2035 (2)	7,185,000	7,143,550
Aegis Asset Backed Securities Trust 2005-5
2.47% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 12/25/2035 (2)	4,196,152	4,186,537
Airspeed Ltd.
2.43% (1 Month LIBOR USD + 0.27%), 06/15/2032 (1)(2)(14)	7,693,100	7,165,312
2.44% (1 Month LIBOR USD + 0.28%, 0.30% Floor), 06/15/2032 (1)(2)(14)	9,501,638	8,854,778
Ajax Mortgage Loan Trust 2016-C
4.00%, 10/25/2057 (1)(3)	1,401,943	1,405,564
Allegro CLO III Ltd.
3.18% (3 Month LIBOR USD + 0.84%), 07/25/2027 (1)(2)	1,970,000	1,975,845
Ally Auto Receivables Trust 2015-2
2.07%, 10/15/2020 (1)	820,000	818,216
3.01%, 03/15/2022 (1)	195,000	195,114
Ally Auto Receivables Trust 2016-1
1.99%, 03/15/2021	790,000	784,981
Ally Auto Receivables Trust 2017-2
2.33%, 06/15/2022	210,000	206,990
Ally Auto Receivables Trust 2017-3
1.53%, 03/16/2020	615,383	614,403
1.74%, 09/15/2021	7,405,000	7,332,434
Ally Auto Receivables Trust 2017-4
1.75%, 12/15/2021	2,985,000	2,950,459
Ally Auto Receivables Trust 2018-2
2.92%, 11/15/2022	5,510,000	5,497,830
Ally Master Owner Trust
2.70%, 01/17/2023	3,985,000	3,944,253
3.30%, 07/17/2023	5,940,000	5,933,661
American Credit Acceptance Receivables Trust 2018-3
2.92%, 08/12/2021 (1)(14)	10,800,000	10,799,997
American Express Credit Account Master Trust
1.64%, 12/15/2021	3,620,000	3,597,086
1.77%, 11/15/2022	8,415,000	8,259,449
2.04%, 05/15/2023	100,000	98,037
3.06%, 02/15/2024	8,986,000	8,969,704
2.74% (1 Month LIBOR USD + 0.58%), 02/18/2025 (2)	1,675,000	1,681,480
2.54%, 05/15/2025	1,185,000	1,147,197
American Homes 4 Rent 2014-SFR2 Trust
6.23%, 10/17/2036 (1)	515,000	558,543
American Homes 4 Rent 2015-SFR1 Trust
5.89%, 04/17/2052 (1)	2,378,000	2,521,173
AmeriCredit Automobile Receivables 2015-4
3.72%, 12/08/2021	2,671,000	2,684,820
AmeriCredit Automobile Receivables 2016-1
1.81%, 10/08/2020	32,037	32,012
3.59%, 02/08/2022	916,000	919,302
AmeriCredit Automobile Receivables Trust 2014-3
3.72%, 03/08/2022 (1)	840,000	842,955
AmeriCredit Automobile Receivables Trust 2014-4
3.07%, 11/09/2020	5,600,000	5,607,395
3.66%, 03/08/2022	930,000	932,793
AmeriCredit Automobile Receivables Trust 2015-3
3.34%, 08/08/2021	1,865,000	1,870,531
AmeriCredit Automobile Receivables Trust 2016-2
1.60%, 11/09/2020	457,225	456,508
2.87%, 11/08/2021	290,000	289,364
3.65%, 05/09/2022	605,000	606,527
AmeriCredit Automobile Receivables Trust 2016-3
2.24%, 04/08/2022	2,000,000	1,971,351
2.71%, 09/08/2022	3,615,000	3,553,441
AmeriCredit Automobile Receivables Trust 2016-4
2.74%, 12/08/2022	1,795,000	1,763,247
AmeriCredit Automobile Receivables Trust 2017-3
2.24%, 06/19/2023	335,000	328,990
2.69%, 06/19/2023	345,000	338,844
AmeriCredit Automobile Receivables Trust 2017-4
2.60%, 09/18/2023	705,000	689,094
AmeriCredit Automobile Receivables Trust 2018-1
3.82%, 03/18/2024	955,000	953,230
AmeriCredit Automobile Receivables Trust 2018-2
3.59%, 06/18/2024	5,970,000	5,950,726
4.01%, 07/18/2024	2,940,000	2,938,828
Ameriquest Mortgage Securities Trust 2004-R8
3.18% (1 Month LIBOR USD + 0.96%, 0.64% Floor), 09/25/2034 (2)	1,072,212	1,072,451
Ameriquest Mortgage Securities Trust 2005-R5
2.95% (1 Month LIBOR USD + 0.74%, 0.49% Floor), 07/25/2035 (2)	4,284,043	4,294,143
Ameriquest Mortgage Securities Trust 2006-R2
2.39% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 04/25/2036 (2)	713,315	712,764
Ammc CLO 19 Ltd.
3.84% (3 Month LIBOR USD + 1.50%), 10/15/2028 (1)(2)	4,255,000	4,264,535
AREIT 2018-CRE1 Trust
5.23% (1 Month LIBOR USD + 3.10%, 3.10% Floor), 02/14/2035 (1)(2)	4,800,000	4,829,957
Argent Securities Inc. 2004-W5
3.12% (1 Month LIBOR USD + 0.90%, 0.45% Floor), 04/25/2034 (2)	2,057,463	2,056,935
ARI Fleet Lease Trust 2017-A
1.91%, 04/15/2026 (1)	392,804	390,326
2.28%, 04/15/2026 (1)	1,305,000	1,280,626
Ascentium Equipment Receivables 2017-1 Trust
1.87%, 07/10/2019 (1)	46,647	46,588
2.29%, 06/10/2021 (1)	170,000	168,189
Atlas Senior Loan Fund IV Ltd.
2.99% (3 Month LIBOR USD + 0.68%), 02/17/2026 (1)(2)	8,334,008	8,310,198
Atrium XII
3.18% (3 Month LIBOR USD + 0.83%), 04/22/2027 (1)(2)	5,570,000	5,542,935
Avis Budget Rental Car Funding AESOP LLC
2.97%, 02/20/2020 (1)	1,208,333	1,209,120
2.46%, 07/20/2020 (1)	2,630,000	2,623,120
2.50%, 02/20/2021 (1)	3,245,000	3,219,679
2.50%, 07/20/2021 (1)	1,230,000	1,213,697
2.63%, 12/20/2021 (1)	6,270,000	6,176,740
2.72%, 11/20/2022 (1)	1,545,000	1,507,585
2.97%, 03/20/2024 (1)	10,508,000	10,185,339
BA Credit Card Trust
1.95%, 08/15/2022	2,575,000	2,539,348
3.10%, 12/15/2023	16,205,000	16,188,613
Babson CLO Ltd. 2013-I
3.15% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/20/2028 (1)(2)	5,130,000	5,099,200
Barclays Dryrock Issuance Trust
2.20%, 12/15/2022	1,705,000	1,686,408
Bayview Opportunity Master Fund IIIa Trust 2017-RN8
3.35%, 11/28/2032 (1)(3)	695,141	691,870
Bayview Opportunity Master Fund IV Trust 2018-RN2
3.60%, 02/25/2033 (1)(3)	670,039	665,182
Bayview Opportunity Master Fund IVa Trust 2017-SPL5
3.50%, 06/28/2057 (1)(4)	363,637	361,415
Bayview Opportunity Master Fund IVa Trust 2018-RN1
3.28%, 01/28/2033 (1)(3)	393,250	391,953
Bayview Opportunity Master Fund IVa Trust 2018-RN3
3.67%, 03/28/2033 (1)(3)	264,963	264,166
Bayview Opportunity Master Fund IVb Trust 2017-NPL2
2.98%, 10/28/2032 (1)(3)	512,365	509,892
Bayview Opportunity Master Fund IVb Trust 2017-RT2
3.50%, 08/28/2057 (1)(4)	1,252,133	1,241,223
Bayview Opportunity Master Fund Trust 2018-RN8
4.07%, 09/28/2033 (1)(3)(14)	1,187,000	1,187,000
Bayview Opportunity Master Fund Trust IIb 2018-RN5
3.82%, 04/28/2033 (1)(3)	824,209	822,127
BCMSC Trust 1999-B
6.61%, 12/15/2029 (4)(12)	3,594,315	1,210,533
Bear Stearns Asset Backed Securities I Trust 2007-HE2
2.38% (1 Month LIBOR USD + 0.16%, 0.16% Floor), 02/25/2037 (2)	17,583,278	17,135,313
Betony CLO 2 Ltd.
3.19% (3 Month LIBOR USD + 1.08%), 04/30/2031 (1)(2)	2,680,000	2,675,782
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041 (1)(3)	1,334,792	1,341,128
BlueMountain CLO 2013-3 Ltd.
3.23% (3 Month LIBOR USD + 0.89%), 10/29/2025 (1)(2)	1,853,153	1,852,675
BlueMountain CLO 2015-2 Ltd.
3.26% (3 Month LIBOR USD + 0.93%, 0.93% Floor), 07/18/2027 (1)(2)	3,395,000	3,383,637
3.83% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 07/18/2027 (1)(2)	1,915,000	1,913,058
4.38% (3 Month LIBOR USD + 2.05%, 2.05% Floor), 07/18/2027 (1)(2)	1,305,000	1,298,966
BMW Vehicle Lease Trust 2016-2
1.57%, 02/20/2020	960,000	954,502
BMW Vehicle Lease Trust 2017-2
2.07%, 10/20/2020	1,275,000	1,263,641
California Republic Auto Receivables Trust 2017-1
3.76%, 12/15/2023	1,300,000	1,294,171
California Republic Auto Receivables Trust 2018-1
4.33%, 04/15/2025	2,050,000	2,042,143
Capital Auto Receivables Asset Trust 2015-2
4.50%, 01/22/2024	1,545,000	1,556,912
Capital Auto Receivables Asset Trust 2016-2
1.63%, 01/20/2021	755,000	749,190
Capital Auto Receivables Asset Trust 2018-1
3.36%, 11/21/2022 (1)	10,730,000	10,650,784
Capital One Multi-Asset Execution Trust
1.99%, 07/17/2023	3,135,000	3,071,118
2.05%, 08/15/2023	12,515,000	12,262,163
2.67% (1 Month LIBOR USD + 0.51%), 09/16/2024 (2)	5,920,000	5,970,318
2.43%, 01/15/2025	8,440,000	8,219,842
Capitalsource Real Estate Loan Trust
2.72% (3 Month LIBOR USD + 0.39%), 01/20/2037 (1)(2)(14)	2,275,971	2,247,522
2.98% (3 Month LIBOR USD + 0.65%), 01/20/2037 (1)(2)(14)	3,400,000	3,245,300
2.98% (3 Month LIBOR USD + 0.85%), 01/20/2037 (1)(2)(14)	700,000	638,750
3.08% (3 Month LIBOR USD + 0.75%), 01/20/2037 (1)(2)(14)	1,200,000	1,132,200
Carlyle Global Market Strategies CLO 2015-3 Ltd.
3.34% (3 Month LIBOR USD + 1.00%), 07/28/2028 (1)(2)	11,615,000	11,609,018
CarMax Auto Owner Trust 2016-2
2.16%, 12/15/2021	100,000	98,191
Carmax Auto Owner Trust 2016-3
1.90%, 04/15/2022	3,752,000	3,655,468
CarMax Auto Owner Trust 2016-4
1.40%, 08/15/2021	1,290,008	1,275,885
2.26%, 07/15/2022	265,000	259,131
CarMax Auto Owner Trust 2018-2
3.57%, 12/15/2023	1,420,000	1,411,831
Castlelake Aircraft Securitization Trust
3.97%, 07/15/2042	1,158,107	1,140,359
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043 (1)	7,120,225	7,100,633
CCG Receivables Trust 2016-1
1.69%, 09/14/2022 (1)	370,344	368,797
CCG Receivables Trust 2017-1
1.84%, 11/14/2023 (1)	670,936	665,583
Cent CLO 24 Ltd.
3.29% (3 Month LIBOR USD + 1.07%), 10/15/2026 (1)(2)	19,150,000	19,136,940
Chase Issuance Trust
2.58% (1 Month LIBOR USD + 0.42%), 11/15/2020 (2)	3,800,000	3,801,944
1.37%, 06/15/2021	9,935,000	9,840,363
1.84%, 04/15/2022	6,230,000	6,130,352
CHEC Loan Trust 2004-2
2.86% (1 Month LIBOR USD + 0.64%, 0.64% Floor), 06/25/2034 (2)	1,821,156	1,808,987
Chrysler Capital Auto Receivables Trust 2016-B
1.64%, 07/15/2021 (1)	423,359	421,121
CIFC Funding 2015-V Ltd.
3.20% (3 Month LIBOR USD + 0.86%), 10/25/2027 (1)(2)	2,990,000	2,984,026
Citibank Credit Card Issuance Trust
1.74%, 01/19/2021	5,960,000	5,946,887
1.80%, 09/20/2021	2,803,000	2,775,547
1.92%, 04/07/2022	9,495,000	9,344,847
1.86%, 08/07/2022	2,060,000	2,017,014
2.50% (1 Month LIBOR USD + 0.33%), 01/20/2025 (2)	5,920,000	5,922,344
Citigroup Mortgage Loan Trust 2007-AHL1
2.36% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 12/25/2036 (2)	4,361,595	4,328,615
Citigroup Mortgage Loan Trust, Inc.
2.85% (1 Month LIBOR USD + 0.63%, 0.42% Floor), 02/25/2035 (2)	3,158,020	3,149,720
3.12% (1 Month LIBOR USD + 0.90%, 0.60% Floor), 09/25/2035 (2)	7,900,000	7,805,616
2.82% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 10/25/2035 (2)	14,327,000	11,766,727
CNH Equipment Trust 2016-C
1.44%, 12/15/2021	991,699	980,231
CNH Equipment Trust 2017-C
2.08%, 02/15/2023	1,245,000	1,223,414
2.54%, 05/15/2025	60,000	58,386
Coinstar Funding LLC Series 2017-1
5.22%, 04/25/2047 (1)	8,685,063	8,787,269
College Ave Student Loans LLC 2017-A
3.87% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 11/26/2046 (1)(2)	6,278,522	6,407,095
College Ave Student Loans LLC 2018-A
3.42% (1 Month LIBOR USD + 1.20%), 12/26/2047 (1)(2)	2,720,238	2,724,832
4.13%, 12/26/2047 (1)	3,709,416	3,695,718
Colony American Finance 2015-1 Ltd.
4.83%, 10/15/2047 (1)	725,000	732,367
Colony American Homes 2015-1
3.33% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 07/17/2032 (1)(2)	3,187,859	3,191,806
3.63% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 07/17/2032 (1)(2)	2,748,000	2,753,818
5.13% (1 Month LIBOR USD + 3.00%, 3.00% Floor), 07/17/2032 (1)(2)	1,875,000	1,877,710
Colony Starwood Homes 2016-2 Trust
3.41% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 12/17/2033 (1)(2)	2,136,797	2,141,446
3.91% (1 Month LIBOR USD + 1.75%, 1.75% Floor), 12/17/2033 (1)(2)	1,937,000	1,942,759
5.51% (1 Month LIBOR USD + 3.35%, 3.35% Floor), 12/17/2033 (1)(2)	2,305,000	2,325,316
Conseco Finance Securitizations Corp.
8.06%, 09/01/2029 (4)	13,204,733	6,572,073
7.97%, 05/01/2032	736,648	345,210
8.31%, 05/01/2032 (4)	8,535,949	4,167,060
Conseco Financial Corp.
7.70%, 05/15/2027 (4)	10,513,225	10,029,691
CoreVest American Finance 2018-1 Trust
3.80%, 06/15/2051 (1)	1,928,060	1,929,302
Countrywide Asset-Backed Certificates
2.46% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 03/25/2036 (2)	3,551,591	3,179,568
2.61% (1 Month LIBOR USD + 0.39%, 0.39% Floor), 04/25/2036 (2)	1,000,000	897,262
2.64% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 06/25/2036 (2)	2,000,000	1,878,154
2.39% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 03/25/2037 (2)	6,602,070	6,372,557
CPS Auto Receivables Trust 2016-C
5.92%, 06/15/2022 (1)	1,985,000	2,052,093
CPS Auto Receivables Trust 2017-C
3.79%, 06/15/2023 (1)	1,530,000	1,524,349
CPS Auto Receivables Trust 2017-D
3.73%, 09/15/2023 (1)	645,000	636,800
CPS Auto Receivables Trust 2018-B
4.26%, 03/15/2024 (1)	1,715,000	1,711,491
CPS Auto Trust
4.53%, 01/17/2023 (1)	1,465,000	1,484,113
Credit Acceptance Auto Loan Trust 2017-3
3.48%, 10/15/2026 (1)	1,405,000	1,381,819
Credit Acceptance Auto Loan Trust 2018-1
3.77%, 06/15/2027 (1)	2,255,000	2,225,648
Credit Acceptance Auto Loan Trust 2018-2
4.16%, 09/15/2027 (1)	3,045,000	3,045,177
Credit Acceptance Auto Loan Trust 2018-3
4.04%, 12/15/2027 (1)	3,110,000	3,091,788
CSMC 2018-RPL2 Trust
4.03%, 08/25/2062 (1)(3)	2,989,074	2,982,105
CWABS Asset-Backed Certificates Trust 2004-13
3.07% (1 Month LIBOR USD + 0.85%), 04/25/2035 (2)	543,287	545,236
CWABS Asset-Backed Certificates Trust 2005-7
2.80% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 11/25/2035 (2)	4,307,754	4,301,896
DB Master Finance LLC
3.63%, 11/20/2047 (1)	1,186,038	1,155,651
4.03%, 11/20/2047 (1)	873,400	857,688
Deephaven Residential Mortgage Trust 2018-1
2.98%, 12/25/2057 (1)(4)	747,872	742,624
Denali Capital CLO X LLC
3.38% (3 Month LIBOR USD + 1.05%), 10/26/2027 (1)(2)	6,500,000	6,492,987
Diamond Resorts Owner Trust 2014-1
2.54%, 05/20/2027 (1)	95,701	95,650
Diamond Resorts Owner Trust 2015-1
2.73%, 07/20/2027 (1)	55,367	55,352
Discover Card Execution Note Trust
1.90%, 10/17/2022	11,715,000	11,526,642
3.11%, 01/16/2024	8,520,000	8,515,944
2.65% (1 Month LIBOR USD + 0.49%), 07/15/2024 (2)	5,920,000	5,969,630
Domino's Pizza Master Issuer LLC
4.12%, 07/25/2048 (1)	1,605,975	1,595,873
Drive Auto Receivables Trust
2.45%, 09/16/2019	16,200,000	16,196,634
2.34% (1 Month LIBOR USD + 0.27%, 0.27% Floor), 10/15/2020 (2)	16,200,000	16,199,987
2.78%, 10/15/2020	13,000,000	13,002,033
4.30%, 09/16/2024	3,195,000	3,218,870
Drive Auto Receivables Trust 2018-1
3.81%, 05/15/2024	3,000,000	2,987,501
Drive Auto Receivables Trust 2018-2
4.14%, 08/15/2024	3,215,000	3,227,308
Driven Brands Funding LLC
4.74%, 04/20/2048 (1)	1,067,325	1,060,740
Dryden 30 Senior Loan Fund
3.13% (3 Month LIBOR USD + 0.82%), 11/15/2028 (1)(2)	1,200,000	1,191,965
Dryden 35 Euro CLO 2014 BV
0.68% (6 Month EURIBOR + 0.95%), 05/17/2027 (1)(2)	EUR 13,350,000	15,492,907
Dryden XXVI Senior Loan Fund
3.25% (3 Month LIBOR USD + 0.90%), 04/15/2029 (1)(2)	$4,500,000	4,466,898
DT Auto Owner Trust 2016-4
3.77%, 10/17/2022 (1)	115,000	115,619
DT Auto Owner Trust 2017-1
3.55%, 11/15/2022 (1)	2,595,000	2,593,044
DT Auto Owner Trust 2017-2
3.89%, 01/15/2023 (1)	4,825,000	4,834,095
DT Auto Owner Trust 2017-4
3.47%, 07/17/2023 (1)	975,000	970,713
DT Auto Owner Trust 2018-2
4.15%, 03/15/2024 (1)	1,435,000	1,433,355
ECAF I Ltd.
3.47%, 06/15/2040 (1)	996,994	987,481
ECMC Group Student Loan Trust 2017-2
3.27% (1 Month LIBOR USD + 1.05%), 05/25/2067 (1)(2)	10,197,474	10,344,136
Emerald Aviation Finance Ltd.
4.65%, 10/15/2038 (1)(3)	565,203	565,844
Enterprise Fleet Financing 2018-2 LLC
2.55%, 08/20/2019 (1)	6,622,124	6,622,379
3.14%, 02/20/2024 (1)	7,080,000	7,076,828
Enterprise Fleet Financing LLC
2.08%, 09/20/2021 (1)	510,000	508,596
2.04%, 02/22/2022 (1)	2,185,000	2,157,854
2.13%, 07/20/2022 (1)	209,532	208,475
1.97%, 01/20/2023 (1)	713,078	708,165
2.36%, 05/20/2023 (1)	9,435,000	9,241,234
2.87%, 10/20/2023 (1)	1,410,000	1,406,395
Exeter Automobile Receivables Trust 2018-1
3.53%, 11/15/2023 (1)	595,000	589,611
Fieldstone Mortgage Investment Trust Series 2005-1
3.34% (1 Month LIBOR USD + 1.13%, 0.75% Floor, 12.25% Cap), 03/25/2035 (2)	6,368,249	6,117,306
Fieldstone Mortgage Investment Trust Series 2006-3
2.20% (1 Month LIBOR USD + 0.14%, 0.14% Floor, 12.25% Cap), 11/25/2036 (2)	9,872,328	8,992,305
First Franklin Mortgage Loan Trust 2004-FF7
4.39% (1 Month LIBOR USD + 2.18%, 1.45% Floor), 09/25/2034 (2)	854,074	860,706
First Franklin Mortgage Loan Trust 2006-FF16
2.43% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 12/25/2036 (2)	7,541,210	4,637,622
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021 (1)	270,000	271,940
First Investors Auto Owner Trust 2016-2
3.35%, 11/15/2022 (1)	850,000	837,823
First Investors Auto Owner Trust 2017-2
1.86%, 10/15/2021 (1)	3,072,580	3,060,746
3.56%, 09/15/2023 (1)	975,000	959,788
First Investors Auto Owner Trust 2018-1
4.11%, 06/17/2024 (1)	605,000	602,977
First NLC Trust 2005-2
2.70% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 14.00% Cap), 09/25/2035 (2)	1,764,445	1,771,065
Five Guys Holdings, Inc.
4.60%, 07/25/2047 (1)	4,198,275	4,185,057
Flagship Credit Auto Trust 2014-1
3.34%, 04/15/2020 (1)	42,100	42,125
Flagship Credit Auto Trust 2016-3
3.89%, 11/15/2022 (1)	810,000	809,923
Flagship Credit Auto Trust 2017-1
4.23%, 05/15/2023 (1)	260,000	261,577
Flagship Credit Auto Trust 2018-1
3.86%, 04/15/2024 (1)	1,285,000	1,269,506
Flagship Credit Auto Trust 2018-2
4.23%, 09/16/2024 (1)	1,580,000	1,577,566
Ford Credit Auto Lease Trust 2017-A
1.88%, 04/15/2020	1,005,000	1,002,230
Ford Credit Auto Owner Trust 2015-C
1.41%, 02/15/2020	174,233	174,059
Ford Credit Auto Owner Trust 2016-B
1.33%, 10/15/2020	1,118,532	1,112,946
Ford Credit Auto Owner Trust 2016-C
1.22%, 03/15/2021	2,659,808	2,634,707
1.73%, 03/15/2022	555,000	540,773
1.93%, 04/15/2023	370,000	361,867
Ford Credit Auto Owner Trust 2017-B
1.69%, 11/15/2021	4,070,000	4,007,432
Ford Credit Auto Owner Trust 2017-C
2.01%, 03/15/2022	1,505,000	1,483,822
Ford Credit Auto Owner Trust 2018-A
3.16%, 10/15/2023	8,225,000	8,220,685
Ford Credit Floorplan Master Owner Trust A
1.55%, 07/15/2021	2,660,000	2,626,611
2.16%, 11/15/2021	385,000	380,632
2.25%, 05/15/2022	3,795,000	3,733,178
Fremont Home Loan Trust 2005-C
3.15% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 07/25/2035 (2)	5,252,773	4,470,620
Galaxy XXIX CLO Ltd.
3.10% (3 Month LIBOR USD + 0.79%), 11/15/2026 (1)(2)	2,545,000	2,536,757
3.71% (3 Month LIBOR USD + 1.40%), 11/15/2026 (1)(2)	985,000	975,432
Gallatin CLO IX 2018-1 Ltd.
3.49% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 01/21/2028 (1)(2)(14)	11,900,000	11,900,000
GCAT 2017-2 LLC
3.50%, 04/25/2047 (1)(3)	458,998	455,722
GCAT 2017-5 LLC
3.23%, 07/25/2047 (1)(3)	249,356	248,475
GCAT 2018-1 LLC
3.84%, 06/25/2048 (1)(3)	1,126,368	1,122,565
GCAT 2018-2 LLC
4.09%, 06/26/2023 (1)(3)	3,221,010	3,217,954
GE Business Loan Trust
2.24%, 11/15/2034	2,342,744	2,301,440
GE Capital Credit Card Master Note Trust
2.21%, 09/15/2022	1,700,000	1,685,219
GM Financial Automobile Leasing Trust 2016-2
1.76%, 03/20/2020	995,000	992,275
2.08%, 03/20/2020	570,000	567,781
2.58%, 03/20/2020	350,000	349,571
GM Financial Automobile Leasing Trust 2018-1
3.11%, 12/20/2021	3,500,000	3,468,240
GM Financial Automobile Leasing Trust 2018-2
3.16%, 04/20/2022	1,455,000	1,451,408
GM Financial Consumer Automobile 2017-1
1.78%, 10/18/2021 (1)	410,000	405,507
2.45%, 07/17/2023 (1)	100,000	97,826
GM Financial Consumer Automobile Receivables Trust 2017-3
1.97%, 05/16/2022 (1)	7,804,000	7,681,047
2.33%, 03/16/2023 (1)	155,000	150,912
GM Financial Consumer Automobile Receivables Trust 2018-2
2.81%, 12/16/2022	4,300,000	4,271,454
3.31%, 12/18/2023	1,615,000	1,600,901
GM Financial Consumer Automobile Receivables Trust 2018-3
3.02%, 05/16/2023	4,420,000	4,412,245
GMF Floorplan Owner Revolving Trust
2.41%, 05/17/2021 (1)	145,000	144,432
2.85%, 05/17/2021 (1)	100,000	99,514
2.26%, 08/16/2021 (1)	855,000	849,155
GoldenTree Loan Opportunities IX Ltd.
0.00% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/29/2029 (1)(2)	11,000,000	11,000,000
Golub Capital Partners CLO 39B Ltd.
0.00% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2028 (1)(2)	5,295,000	5,295,000
Grand Avenue Mortgage Loan Trust 2017-RPL1
3.25%, 08/25/2064 (1)	2,722,741	2,657,017
GreatAmerica Leasing Receivables Funding LLC Series 2017-1
1.72%, 04/22/2019 (1)	12,325	12,319
2.06%, 06/22/2020 (1)	150,000	149,269
GreatAmerica Leasing Receivables Funding LLC Series 2018-1
2.35%, 05/15/2020 (1)	530,000	528,535
2.99%, 06/17/2024 (1)	1,685,000	1,661,315
GSAMP Trust 2005-AHL
3.19% (1 Month LIBOR USD + 0.98%, 0.65% Floor), 04/25/2035 (2)	6,500,000	6,472,753
Halcyon Loan Advisors Funding 2014-3 Ltd.
3.45% (3 Month LIBOR USD + 1.10%), 10/22/2025 (1)(2)	1,585,000	1,584,585
Hardee's Funding LLC
4.25%, 06/20/2048 (1)	8,385,000	8,374,687
4.96%, 06/20/2048 (1)	4,310,000	4,311,896
Harley Marine Financing LLC
5.68%, 05/15/2043 (1)	990,000	977,615
Harvest SBA Loan Trust 2018-1
4.31% (1 Month LIBOR USD + 2.25%), 08/25/2044 (1)(2)(14)	11,678,753	11,678,753
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028 (1)	282,335	276,976
2.96%, 12/26/2028 (1)(4)	128,334	125,064
Holland Park CLO DAC
0.61% (3 Month EURIBOR + 0.93%), 05/14/2027 (1)(2)	EUR 6,783,290	7,874,992
Home Equity Asset Trust 2006-3
2.42% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 07/25/2036 (2)	$4,537,355	4,532,930
Honda Auto Receivables 2015-4 Owner Trust
1.23%, 09/23/2019	368,090	367,643
Honda Auto Receivables 2016-1 Owner Trust
1.22%, 12/18/2019	348,942	347,856
Honda Auto Receivables 2016-3 Owner Trust
1.16%, 05/18/2020	1,392,441	1,384,228
Honda Auto Receivables 2017-1 Owner Trust
1.72%, 07/21/2021	8,328,550	8,255,508
Honda Auto Receivables 2017-2 Owner Trust
1.68%, 08/16/2021	2,730,000	2,695,783
Honda Auto Receivables 2017-4 Owner Trust
2.05%, 11/22/2021	9,800,000	9,686,103
Honda Auto Receivables 2018-1 Owner Trust
2.64%, 02/15/2022	5,140,000	5,103,594
Honda Auto Receivables 2018-3 Owner Trust
2.95%, 08/22/2022	10,010,000	9,978,715
House of Europe Funding V Plc
0.00% (3 Month EURIBOR + 0.28%), 11/08/2090 (2)	EUR 1,337,955	1,548,659
HSI Asset Securitization Corp. Trust 2006-OPT1
2.44% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 12/25/2035 (2)	$683,457	682,533
Hyundai Auto Lease Securitization Trust 2016-B
1.68%, 04/15/2020 (1)	140,000	139,747
Hyundai Auto Lease Securitization Trust 2016-C
1.49%, 02/18/2020 (1)	699,057	698,042
Hyundai Auto Lease Securitization Trust 2017-A
1.88%, 08/17/2020 (1)	1,140,000	1,136,713
Hyundai Auto Lease Securitization Trust 2017-B
1.97%, 07/15/2020 (1)	2,465,000	2,449,964
Hyundai Auto Lease Securitization Trust 2017-C
2.12%, 02/16/2021 (1)	980,000	972,133
Invitation Homes 2018-SFR1 Trust
4.16% (1 Month LIBOR USD + 2.00%), 03/17/2037 (1)(2)	445,000	446,802
Invitation Homes 2018-SFR2 Trust
4.16% (1 Month LIBOR USD + 2.00%, 2.10% Floor), 06/17/2037 (1)(2)	2,155,000	2,164,649
Invitation Homes 2018-SFR3 Trust
4.16% (1 Month LIBOR USD + 2.00%, 2.00% Floor), 07/17/2037 (1)(2)	2,645,000	2,668,311
Jamestown CLO IV Ltd.
3.03% (3 Month LIBOR USD + 0.69%), 07/15/2026 (1)(2)	13,689,655	13,682,715
Jimmy Johns Funding LLC
3.61%, 07/30/2047 (1)	400,950	395,802
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
2.58% (1 Month LIBOR USD + 0.36%, 0.36% Floor), 02/25/2036 (2)	8,467,499	7,316,511
JP Morgan Mortgage Acquisition Trust 2006-WMC4
2.34% (1 Month LIBOR USD + 0.12%, 0.12% Floor), 12/25/2036 (2)	25,913,443	15,981,924
2.37% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036 (2)	23,600,586	14,605,258
JP Morgan Mortgage Acquisition Trust 2007-CH3
2.48% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2037 (2)	18,680,000	18,265,853
KKR CLO 12 Ltd.
3.39% (3 Month LIBOR USD + 1.05%), 07/15/2027 (1)(2)	4,060,000	4,060,000
3.89% (3 Month LIBOR USD + 1.55%), 07/15/2027 (1)(2)	1,625,000	1,625,000
KKR CLO 13 Ltd.
3.14% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/16/2028 (1)(2)	2,745,000	2,743,606
Kubota Credit Owner Trust 2016-1
1.50%, 07/15/2020 (1)	831,855	824,971
Lendmark Funding Trust 2018-1
3.81%, 12/21/2026 (1)	1,655,000	1,652,760
LP Credit Card ABS Master Trust
3.62% (1 Month LIBOR USD + 1.55%), 08/20/2024 (1)(2)(14)	2,914,760	2,914,760
Madison Park Funding XIV Ltd.
3.47% (3 Month LIBOR USD + 1.12%), 07/20/2026 (1)(2)	2,510,000	2,510,070
Madison Park Funding XVIII Ltd.
3.54% (3 Month LIBOR USD + 1.19%), 10/21/2030 (1)(2)	4,815,000	4,819,545
Magnetite XVI Ltd.
3.53% (3 Month LIBOR USD + 1.20%), 01/18/2028 (1)(2)	2,760,000	2,722,613
MAPS 2018-1 Ltd.
4.21%, 05/15/2043 (1)	1,296,986	1,297,429
Marlette Funding Trust 2018-3
3.20%, 09/15/2028 (1)	2,791,112	2,790,626
Mastr Asset Backed Securities Trust 2004-WMC1
3.00% (1 Month LIBOR USD + 0.78%, 0.52% Floor), 02/25/2034 (2)	2,106,853	2,094,977
Mastr Specialized Loan Trust
2.48% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 02/25/2036 (1)(2)	1,173,789	1,154,578
Merlin Aviation Holdings DAC
4.50%, 12/15/2032 (1)(3)	1,270,707	1,280,016
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
2.46% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 05/25/2037 (2)	3,060,705	2,122,570
Metal 2017-1 LLC
4.58%, 10/15/2042 (1)	4,588,603	4,601,385
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062 (1)(4)	1,443,305	1,425,491
Mill City Mortgage Loan Trust 2018-3
3.50%, 08/25/2058 (1)(4)	3,175,000	3,142,205
MMAF Equipment Finance LLC 2016-A
1.76%, 01/17/2023 (1)	280,000	272,813
MMAF Equipment Finance LLC 2017-A
1.73%, 05/18/2020 (1)	83,902	83,691
2.04%, 02/16/2022 (1)	425,000	419,277
MMAF Equipment Finance LLC 2017-B
2.21%, 10/17/2022 (1)	1,810,000	1,779,671
2.41%, 11/15/2024 (1)	665,000	647,913
MMAF Equipment Finance LLC 2018-A
3.39%, 01/10/2025 (1)	1,180,000	1,177,508
Morgan Stanley ABS Capital I Inc Trust 2005-WMC2
3.15% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 02/25/2035 (2)	1,568,504	1,533,130
Morgan Stanley ABS Capital I Inc Trust 2006-HE8
2.35% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 10/25/2036 (2)	754,017	709,136
Morgan Stanley Capital I Inc Trust 2006-HE1
2.51% (1 Month LIBOR USD + 0.29%, 0.29% Floor), 01/25/2036 (2)	2,695,479	2,653,445
Morgan Stanley Mortgage Loan Trust 2007-8XS
2.75% (1 Month LIBOR USD + 0.53%, 0.53% Floor, 6.25% Cap), 04/25/2037 (2)	25,685,215	14,262,504
2.76% (1 Month LIBOR USD + 0.54%, 0.54% Floor, 6.26% Cap), 04/25/2037 (2)	2,480,273	1,377,246
Mountain View CLO 2014-1 Ltd.
3.14% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 10/15/2026 (1)(2)	10,700,000	10,681,189
MS MTG LN TR 2006-15XS
6.20%, 11/25/2036 (3)(12)	15,206,810	7,053,501
Munda CLO 1 BV
0.79% (6 Month EURIBOR + 0.85%), 12/05/2024 (1)(2)	EUR 8,515,212	9,826,320
MVW Owner Trust 2015-1
2.52%, 12/20/2032 (1)	$658,322	644,473
MVW Owner Trust 2017-1
2.42%, 12/20/2034 (1)	279,640	270,530
2.75%, 12/20/2034 (1)	189,053	182,623
National Collegiate Student Loan Trust 2004-2
2.70% (1 Month LIBOR USD + 0.48%, 0.48% Floor), 12/26/2033 (2)	14,053,855	13,833,264
National Collegiate Student Loan Trust 2005-2
2.49% (1 Month LIBOR USD + 0.27%, 0.27% Floor), 09/25/2029 (2)	4,531,632	4,498,670
National Collegiate Student Loan Trust 2005-3
2.51% (1 Month LIBOR USD + 0.29%), 10/25/2033 (1)(2)	18,091,515	17,562,595
National Collegiate Student Loan Trust 2006-3
2.49% (1 Month LIBOR USD + 0.27%), 03/26/2029 (2)	6,978,683	6,892,814
National Collegiate Student Loan Trust 2006-4
2.48% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 02/26/2029 (2)	5,308,980	5,271,605
National Collegiate Student Loan Trust 2007-1
2.46% (1 Month LIBOR USD + 0.24%), 07/25/2030 (2)	8,323,846	8,206,300
Navient Private Education Loan Trust 2017-A
2.88%, 12/16/2058 (1)	660,000	639,411
3.91%, 12/16/2058 (1)	440,000	421,045
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059 (1)	2,115,000	2,106,342
Navient Private Education Refi Loan Trust 2018-A
2.53%, 02/18/2042 (1)	1,778,369	1,764,810
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042 (1)	1,215,000	1,205,830
Navient Student Loan Trust 2014-2
2.86% (1 Month LIBOR USD + 0.64%, 0.64% Floor), 03/25/2083 (2)	895,980	890,700
Navient Student Loan Trust 2014-3
2.84% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 03/25/2083 (2)	336,103	334,604
Navient Student Loan Trust 2015-1
2.82% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 04/25/2040 (2)	5,400,091	5,414,678
Navient Student Loan Trust 2016-1
2.92% (1 Month LIBOR USD + 0.70%), 02/25/2070 (1)(2)	8,423,291	8,478,748
Navient Student Loan Trust 2016-2
3.72% (1 Month LIBOR USD + 1.50%), 06/25/2065 (1)(2)	6,200,000	6,462,089
Navient Student Loan Trust 2017-1
3.37% (1 Month LIBOR USD + 1.15%), 07/26/2066 (1)(2)	4,730,000	4,849,899
Navient Student Loan Trust 2017-3
3.27% (1 Month LIBOR USD + 1.05%), 07/26/2066 (1)(2)	5,000,000	5,112,573
Navient Student Loan Trust 2017-5
3.02% (1 Month LIBOR USD + 0.80%), 07/26/2066 (1)(2)	13,284,221	13,411,144
Navient Student Loan Trust 2018-2
2.60% (1 Month LIBOR USD + 0.38%), 03/25/2067 (1)(2)	3,490,000	3,488,723
2.97% (1 Month LIBOR USD + 0.75%), 03/25/2067 (1)(2)	15,000,000	15,020,343
Navient Student Loan Trust 2018-4
2.39% (1 Month LIBOR USD + 0.25%), 06/27/2067 (1)(2)(14)	5,600,000	5,600,951
2.82% (1 Month LIBOR USD + 0.68%), 06/27/2067 (1)(2)	3,215,000	3,218,819
Nelnet Student Loan Trust 2005-4
2.55% (3 Month LIBOR USD + 0.18%, 0.18% Floor), 03/22/2032 (2)	1,908,650	1,884,333
Nelnet Student Loan Trust 2007-1
2.38% (3 Month LIBOR USD + 0.07%), 05/27/2025 (2)	4,176,621	4,158,156
Nelnet Student Loan Trust 2008-3
3.96% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 11/25/2024 (2)	1,795,598	1,820,493
Nelnet Student Loan Trust 2013-1
2.82% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 06/25/2041 (1)(2)	4,610,249	4,630,830
Nelnet Student Loan Trust 2014-2
3.07% (1 Month LIBOR USD + 0.85%), 07/27/2037 (1)(2)	4,250,000	4,274,179
Nelnet Student Loan Trust 2015-2
2.82% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 09/25/2047 (1)(2)	2,556,682	2,553,787
Nelnet Student Loan Trust 2015-3
2.82% (1 Month LIBOR USD + 0.60%), 02/27/2051 (1)(2)	3,873,957	3,886,697
Neuberger Berman CLO XIX Ltd.
3.49% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/15/2027 (1)(2)	3,010,000	3,000,163
New Century Home Equity Loan Trust 2005-1
2.89% (1 Month LIBOR USD + 0.68%, 0.45% Floor, 12.50% Cap), 03/25/2035 (2)	9,141,556	9,132,228
New Century Home Equity Loan Trust 2005-3
2.95% (1 Month LIBOR USD + 0.74%, 0.49% Floor, 12.50% Cap), 07/25/2035 (2)	372,017	372,442
2.98% (1 Month LIBOR USD + 0.77%, 0.51% Floor, 12.50% Cap), 07/25/2035 (2)	6,570,000	6,581,494
Nissan Auto Lease Trust 2017-A
1.91%, 04/15/2020	1,760,000	1,749,702
Nissan Auto Receivables 2015-B Owner Trust
1.34%, 03/16/2020	617,892	616,529
Nissan Auto Receivables 2015-C Owner Trust
1.37%, 05/15/2020	32,690	32,576
Nissan Auto Receivables 2016-C Owner Trust
1.18%, 01/15/2021	1,526,473	1,512,462
Nissan Auto Receivables 2017-A Owner Trust
1.47%, 01/15/2020	1,091,707	1,090,290
Nissan Auto Receivables 2017-B Owner Trust
1.75%, 10/15/2021	2,560,000	2,522,689
Nissan Auto Receivables 2017-C Owner Trust
2.12%, 04/18/2022	7,170,000	7,065,506
Nissan Auto Receivables 2018-A Owner Trust
2.65%, 05/16/2022	3,250,000	3,228,191
Nissan Auto Receivables 2018-B Owner Trust
3.06%, 03/15/2023	5,415,000	5,399,462
Nissan Master Owner Trust Receivables
2.59% (1 Month LIBOR USD + 0.43%), 04/18/2022 (2)	4,520,000	4,537,442
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1
2.63% (1 Month LIBOR USD + 0.41%, 0.41% Floor), 02/25/2036 (2)	5,748,337	5,757,538
NYMT Residential 2016-RP1
4.00%, 03/25/2021 (1)(3)	37,089	37,188
Oak Hill Advisors Residential Loan Trust 2017-NPL2
3.00%, 07/25/2057 (1)(3)	1,735,934	1,707,592
Oak Hill Advisors Residential Loan Trust 2017-NPLA
3.00%, 06/25/2057 (1)(3)	585,732	576,900
OCP CLO 2014-7 Ltd.
3.47% (3 Month LIBOR USD + 1.12%), 07/20/2029 (1)(2)	14,635,000	14,620,585
Octagon Investment Partners XXI Ltd.
3.67% (3 Month LIBOR USD + 1.35%), 11/14/2026 (1)(2)	4,700,000	4,699,962
Octagon Investment Partners XXIII Ltd.
3.19% (3 Month LIBOR USD + 0.85%), 07/15/2027 (1)(2)	2,035,000	2,022,104
3.54% (3 Month LIBOR USD + 1.20%), 07/15/2027 (1)(2)	1,685,000	1,662,302
OFSI Fund VII Ltd.
3.23% (3 Month LIBOR USD + 0.90%), 10/18/2026 (1)(2)	5,387,500	5,384,752
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025 (1)	14,617	14,615
3.10%, 07/18/2025 (1)	1,280,000	1,280,092
4.32%, 07/18/2025 (1)	3,000,000	3,012,400
5.64%, 07/18/2025 (1)	1,915,000	1,931,140
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028 (1)	710,000	713,079
OneMain Financial Issuance Trust 2016-1
4.57%, 02/20/2029 (1)	1,125,000	1,135,266
OneMain Financial Issuance Trust 2016-2
5.94%, 03/20/2028 (1)	1,440,000	1,469,144
OneMain Financial Issuance Trust 2017-1
3.35%, 09/14/2032 (1)	1,645,000	1,607,733
Onemain Financial Issuance Trust 2018-1
4.08%, 03/14/2029 (1)	1,220,000	1,213,918
Option One Mortgage Loan Trust 2005-2
2.88% (1 Month LIBOR USD + 0.66%, 0.44% Floor), 05/25/2035 (2)	834,415	835,629
Option One Mortgage Loan Trust 2005-3
2.92% (1 Month LIBOR USD + 0.71%, 0.47% Floor), 08/25/2035 (2)	350,461	350,684
Option One Mortgage Loan Trust 2005-4
2.66% (1 Month LIBOR USD + 0.44%, 0.44% Floor), 11/25/2035 (2)	5,543,032	5,540,914
Option One Mortgage Loan Trust 2006-1
2.44% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 01/25/2036 (2)	9,266,939	9,185,562
Option One Mortgage Loan Trust 2006-3
2.36% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 02/25/2037 (2)	23,233,222	17,258,077
OSAT 2016-NPL1 Trust
3.75%, 07/25/2056 (1)(3)	1,510,930	1,527,660
OSCAR U.S. Funding Trust V
2.73%, 12/15/2020 (1)	640,000	638,925
2.99%, 12/15/2023 (1)	540,000	535,018
OZLM VII Ltd.
3.35% (3 Month LIBOR USD + 1.01%, 1.01% Floor), 07/17/2029 (1)(2)	9,670,000	9,630,827
OZLM VIII Ltd.
3.47% (3 Month LIBOR USD + 1.13%), 10/17/2026 (1)(2)	1,445,000	1,444,262
3.94% (3 Month LIBOR USD + 1.60%), 10/17/2026 (1)(2)	1,100,000	1,098,884
Palmer Square CLO 2018-2 Ltd.
3.36% (3 Month LIBOR USD + 1.10%), 07/16/2031 (1)(2)	10,675,000	10,668,894
3.91% (3 Month LIBOR USD + 1.65%), 07/16/2031 (1)(2)	2,670,000	2,667,071
Palmer Square Loan Funding 2018-4 Ltd.
0.00% (3 Month LIBOR USD + 0.90%), 11/15/2026 (1)(2)(14)	750,000	750,000
Planet Fitness Master Issuer LLC
4.26%, 09/05/2048 (1)	10,320,000	10,298,844
4.67%, 09/05/2048 (1)	4,245,000	4,201,786
Prestige Auto Receivables Trust 2018-1
3.75%, 10/15/2024 (1)	2,765,000	2,764,647
Progress Residential 2015-SFR3 Trust
4.67%, 11/12/2032 (1)	505,000	509,655
Progress Residential 2018-SFR3 Trust
4.43%, 10/17/2035 (1)	1,500,000	1,502,257
Prosper Marketplace Issuance Trust Series 2018-2
3.35%, 10/15/2024 (1)	6,980,000	6,975,861
RASC Series 2005-KS10 Trust
2.66% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 14.00% Cap), 11/25/2035 (2)	11,150,000	11,118,976
RASC Series 2006-KS9 Trust
2.38% (1 Month LIBOR USD + 0.16%, 0.16% Floor, 14.00% Cap), 11/25/2036 (2)	7,181,636	6,831,761
RASC Series 2007-KS3 Trust
2.56% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 14.00% Cap), 04/25/2037 (2)	31,155,046	29,705,096
RCO Mortgage LLC 2017-1
3.38%, 08/25/2022 (1)(3)	1,701,257	1,691,190
RCO V Mortgage LLC 2018-1
4.00%, 05/25/2023 (1)(3)	3,029,081	3,024,737
RMAT 2018-NPL1 LP
4.09%, 05/25/2048 (1)(3)	14,728,818	14,674,427
Santander Drive Auto Receivables Trust 2014-3
2.65%, 08/17/2020	144,980	144,989
3.49%, 09/15/2021 (1)	985,000	986,538
Santander Drive Auto Receivables Trust 2015-2
4.02%, 09/15/2022 (1)	2,450,000	2,460,277
Santander Drive Auto Receivables Trust 2015-3
4.50%, 06/17/2023 (1)	2,125,000	2,147,786
Santander Drive Auto Receivables Trust 2015-4
3.53%, 08/16/2021	937,000	939,881
Santander Drive Auto Receivables Trust 2015-5
3.65%, 12/15/2021	275,000	276,070
Santander Drive Auto Receivables Trust 2016-3
2.46%, 03/15/2022	155,000	153,925
Santander Drive Auto Receivables Trust 2017-1
2.10%, 06/15/2021	260,000	259,278
2.58%, 05/16/2022	305,000	302,991
Santander Drive Auto Receivables Trust 2017-3
2.19%, 03/15/2022	1,100,000	1,091,820
Santander Drive Auto Receivables Trust 2018-1
2.96%, 03/15/2024	800,000	790,255
Santander Drive Auto Receivables Trust 2018-2
3.03%, 09/15/2022	1,560,000	1,553,212
3.35%, 07/17/2023	985,000	979,634
3.88%, 02/15/2024	2,605,000	2,584,494
Santander Drive Auto Receivables Trust 2018-3
4.07%, 08/15/2024	3,770,000	3,760,290
Santander Drive Auto Receivables Trust 2018-4
3.27%, 01/17/2023	4,345,000	4,331,903
3.98%, 12/15/2025	3,390,000	3,378,646
Santander Retail Auto Lease Trust 2017-A
2.22%, 01/20/2021 (1)	880,000	871,246
2.96%, 11/21/2022 (1)	1,000,000	988,522
Securitized Asset Backed Receivables LLC Trust 2006-CB5
2.36% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 06/25/2036 (2)	5,934,711	4,749,036
Shenton Aircraft Investment I Ltd.
4.75%, 10/15/2042 (1)	396,124	399,521
Sierra Receivables Funding Co. LLC
2.91%, 03/20/2034 (1)	200,137	197,581
Sierra Timeshare 2015-2 Receivables Funding LLC
2.43%, 06/20/2032 (1)	303,468	300,545
Sierra Timeshare 2016-2 Receivables Funding LLC
2.33%, 07/20/2033 (1)	293,103	287,397
S-Jets 2017-1 Ltd.
3.97%, 08/15/2042 (1)	12,274,500	12,199,543
SLC Student Loan Trust 2005-2
2.49% (3 Month LIBOR USD + 0.16%), 12/15/2039 (2)	4,900,000	4,752,990
SLC Student Loan Trust 2005-3
2.48% (3 Month LIBOR USD + 0.15%), 12/15/2039 (2)	5,000,000	4,799,805
SLM Private Credit Student Loan Trust 2003-B
0.00% (28 Day Auction Rate + 0.00%, 18.00% Cap), 03/15/2033 (2)	3,954,000	3,974,439
SLM Student Loan Trust 2003-7
3.53% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 12/15/2033 (1)(2)	11,039,459	11,196,286
SLM Student Loan Trust 2004-3
2.89% (3 Month LIBOR USD + 0.55%, 0.55% Floor), 10/25/2064 (1)(2)	6,300,000	6,327,501
SLM Student Loan Trust 2005-4
2.51% (3 Month LIBOR USD + 0.17%), 07/25/2040 (2)	11,000,000	10,627,988
SLM Student Loan Trust 2006-2
2.51% (3 Month LIBOR USD + 0.17%), 01/25/2041 (2)	4,319,594	4,226,980
SLM Student Loan Trust 2007-2
2.51% (3 Month LIBOR USD + 0.17%), 07/25/2025 (2)	6,950,000	6,442,075
SLM Student Loan Trust 2007-3
2.40% (3 Month LIBOR USD + 0.06%, 0.06% Floor), 01/25/2022 (2)	4,150,000	4,061,390
SLM Student Loan Trust 2007-6
2.72% (3 Month LIBOR USD + 0.38%), 10/25/2024 (2)	2,213,865	2,218,857
SLM Student Loan Trust 2008-2
3.09% (3 Month LIBOR USD + 0.75%), 04/25/2023 (2)	10,455,270	10,381,216
SLM Student Loan Trust 2008-4
3.99% (3 Month LIBOR USD + 1.65%), 07/25/2022 (2)	1,096,369	1,118,902
SLM Student Loan Trust 2008-5
4.04% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/25/2023 (2)	10,037,082	10,298,461
4.19% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 07/25/2073 (2)	7,350,000	7,514,321
SLM Student Loan Trust 2008-6
3.44% (3 Month LIBOR USD + 1.10%), 07/25/2023 (2)	16,255,234	16,336,524
SLM Student Loan Trust 2008-9
3.84% (3 Month LIBOR USD + 1.50%), 04/25/2023 (2)	18,186,336	18,570,019
SLM Student Loan Trust 2009-3
2.97% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 01/25/2045 (1)(2)	2,405,813	2,419,729
SLM Student Loan Trust 2012-1
3.17% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 09/25/2028 (2)	15,064,551	15,099,073
SLM Student Loan Trust 2012-2
2.92% (1 Month LIBOR USD + 0.70%), 01/25/2029 (2)	17,383,598	17,295,235
SLM Student Loan Trust 2012-3
2.87% (1 Month LIBOR USD + 0.65%), 12/27/2038 (2)	1,236,305	1,243,103
SLM Student Loan Trust 2012-7
2.87% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/26/2026 (2)	5,926,278	5,866,800
4.02% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 09/25/2043 (2)	2,220,000	2,227,651
SLM Student Loan Trust 2013-2
2.67% (1 Month LIBOR USD + 0.45%), 09/25/2043 (2)	2,384,259	2,386,752
SLM Student Loan Trust 2014-1
2.82% (1 Month LIBOR USD + 0.60%), 02/26/2029 (2)	3,819,865	3,768,467
SMART ABS Series 2016-2US Trust
1.71%, 03/15/2021	3,075,000	3,044,321
2.05%, 12/14/2022	2,370,000	2,304,040
SMB Private Education Loan Trust 2014-A
3.05%, 05/15/2026 (1)	420,132	419,635
SMB Private Education Loan Trust 2015-B
2.98%, 07/15/2027 (1)	261,579	259,997
3.91% (1 Month LIBOR USD + 1.75%), 05/17/2032 (1)(2)	1,685,000	1,741,183
SMB Private Education Loan Trust 2015-C
2.75%, 07/15/2027 (1)	395,974	392,205
3.50%, 09/15/2043 (1)	6,190,000	6,092,410
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031 (1)	442,879	434,297
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032 (1)	2,467,985	2,384,792
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034 (1)	785,000	761,613
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034 (1)	1,960,000	1,915,119
SMB Private Education Loan Trust 2018-B
2.88% (1 Month LIBOR USD + 0.72%), 01/15/2037 (1)(2)	2,030,000	2,032,021
3.60%, 01/15/2037 (1)	6,155,000	6,121,463
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035 (1)(14)	6,835,000	6,832,172
SoFi Consumer Loan Program 2017-3 LLC
2.77%, 05/25/2026 (1)	7,522,347	7,453,584
SoFi Consumer Loan Program 2017-4 LLC
2.50%, 05/26/2026 (1)	8,795,868	8,690,434
SoFi Consumer Loan Program 2017-6 LLC
3.52%, 11/25/2026 (1)	1,765,000	1,736,108
SoFi Consumer Loan Program 2018-2 Trust
3.79%, 04/26/2027 (1)	2,210,000	2,192,579
Sofi Consumer Loan Program 2018-3 Trust
3.20%, 08/25/2027 (1)	5,185,798	5,185,025
SoFi Consumer Loan Program 2018-3 Trust
0.00%, 08/25/2027	1,375,000	1,373,593
SoFi Professional Loan Program 2015-B LLC
3.52%, 03/25/2036 (1)	509,635	501,138
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036 (1)	556,052	549,577
SoFi Professional Loan Program 2015-d LLC
3.59%, 10/26/2037 (1)	1,166,839	1,158,004
SoFi Professional Loan Program 2016-B LLC
3.80%, 04/25/2037 (1)	195,000	190,654
SoFi Professional Loan Program 2016-C LLC
3.35%, 05/25/2037 (1)(4)	310,000	296,814
SoFi Professional Loan Program 2016-D LLC
3.23%, 01/25/2039 (1)(4)	490,000	463,340
SoFi Professional Loan Program 2016-E LLC
3.44%, 07/25/2040 (1)(4)	1,600,000	1,560,392
SoFi Professional Loan Program 2017-A LLC
4.43%, 03/26/2040 (1)(4)	165,000	161,984
SoFi Professional Loan Program 2017-C LLC
2.82% (1 Month LIBOR USD + 0.60%), 07/25/2040 (1)(2)	5,655,609	5,666,063
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040 (1)	695,000	672,879
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041 (1)	1,405,000	1,367,147
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048 (1)	1,875,000	1,864,061
Sofi Professional Loan Program 2018-D Trust
3.12%, 02/25/2048 (1)	12,900,000	12,898,055
3.60%, 02/25/2048 (1)	5,525,000	5,506,320
SpringCastle America Funding LLC
3.05%, 04/25/2029 (1)	2,889,024	2,876,302
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030 (1)	7,900,000	7,741,573
3.86%, 07/15/2030 (1)	1,270,000	1,256,030
Sprite 2017-1 Ltd.
4.25%, 12/15/2037 (1)	1,332,087	1,331,040
St Paul's CLO VI DAC
0.00% (3 Month EURIBOR + 0.85%, 0.85% Floor), 08/20/2030 (1)(2)	EUR 38,000,000	43,841,912
Stanwich Mortgage Loan Trust Series 2018-NPB1
4.02%, 05/16/2023 (1)(3)	$2,879,008	2,868,324
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
3.22% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 08/25/2037 (2)	792,540	796,671
Symphony CLO XVII Ltd.
3.22% (3 Month LIBOR USD + 0.88%), 04/15/2028 (1)(2)	4,030,000	4,019,506
Synchrony Credit Card Master Note Trust
2.37%, 03/15/2023	2,215,000	2,192,354
2.64%, 03/15/2023	1,085,000	1,073,378
2.56%, 06/15/2023	1,205,000	1,182,767
2.62%, 09/15/2023	650,000	638,626
3.36%, 03/15/2024	2,835,000	2,812,479
3.87%, 05/15/2026	2,650,000	2,645,577
THL Credit Wind River 2014-3 CLO Ltd.
3.45% (3 Month LIBOR USD + 1.10%), 01/22/2027 (1)(2)	6,290,000	6,290,000
THL Credit Wind River 2016-1 CLO Ltd.
4.00% (3 Month LIBOR USD + 1.65%), 07/15/2028 (2)	1,320,000	1,318,664
4.45% (3 Month LIBOR USD + 2.10%), 07/15/2028 (2)	2,840,000	2,834,278
Tidewater Sales Finance Master Trust Series 2017-A
4.55%, 04/15/2021 (1)(14)	2,055,000	2,053,762
Towd Point Mortgage Trust 2015-4
3.75%, 04/25/2055 (1)(4)	960,000	946,726
Towd Point Mortgage Trust 2016-4
3.25%, 07/25/2056 (1)(4)	910,000	873,999
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056 (1)(4)	566,033	554,263
3.75%, 10/25/2056 (1)(4)	6,315,000	6,192,378
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057 (1)(4)	269,577	264,556
Towd Point Mortgage Trust 2017-3
2.75%, 07/25/2057 (1)(4)	1,573,453	1,532,684
Towd Point Mortgage Trust 2017-4
2.75%, 06/25/2057 (1)(4)	12,245,871	11,902,842
Towd Point Mortgage Trust 2017-5
2.82% (1 Month LIBOR USD + 0.60%), 02/25/2057 (1)(2)	959,469	960,329
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057 (1)(4)	1,900,588	1,853,340
Towd Point Mortgage Trust 2018-2
3.25%, 03/25/2058 (1)(4)	8,336,056	8,225,163
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058 (1)(4)	8,246,637	8,249,646
Towd Point Mortgage Trust 2018-5
3.25%, 08/25/2058 (1)(4)	3,750,000	3,700,589
Toyota Auto Receivables 2017-A Owner Trust
1.42%, 09/16/2019	161,371	161,264
Toyota Auto Receivables 2017-B Owner Trust
1.76%, 07/15/2021	15,050,000	14,883,041
Toyota Auto Receivables 2017-C Owner Trust
1.78%, 11/15/2021	4,600,000	4,525,533
Toyota Auto Receivables 2018-A Owner Trust
2.35%, 05/16/2022	2,925,000	2,892,271
Toyota Auto Receivables 2018-C Owner Trust
3.02%, 12/15/2022	15,145,000	15,112,675
U.S. Residential Opportunity Fund IV Trust 2017-2
3.35%, 11/27/2037 (1)(3)	10,854,305	10,759,974
Verizon Owner Trust 2016-2
2.36%, 05/20/2021 (1)	1,245,000	1,225,814
Verizon Owner Trust 2017-1
2.65%, 09/20/2021 (1)	725,000	714,593
Verizon Owner Trust 2017-2
2.22%, 12/20/2021 (1)	735,000	720,901
Verizon Owner Trust 2017-3
2.53%, 04/20/2022 (1)	1,360,000	1,334,172
Verizon Owner Trust 2018-1
3.20%, 09/20/2022 (1)	1,105,000	1,095,747
Volt LIX LLC
3.25%, 05/25/2047 (1)(3)	8,409,921	8,363,030
Volt LVI LLC
3.50%, 03/25/2047 (1)(3)	1,747,668	1,739,450
Volt LX LLC
3.25%, 06/25/2047 (1)(3)	6,974,466	6,928,126
Volt LXI LLC
3.13%, 06/25/2047 (1)(3)	8,655,527	8,583,485
Volt LXIII LLC
3.00%, 10/25/2047 (1)(3)	1,044,730	1,033,053
Volt LXVIII LLC
4.34%, 07/27/2048 (1)(3)	2,094,121	2,091,293
Volt LXX LLC
4.11%, 09/25/2048 (1)(3)	6,459,000	6,456,672
Volvo Financial Equipment LLC Series 2016-1
1.67%, 02/18/2020 (1)	150,309	149,944
Volvo Financial Equipment Master Owner Trust
2.56% (1 Month LIBOR USD + 0.50%), 11/15/2022 (1)(2)	475,000	476,280
Voya CLO 2014-3 Ltd.
3.06% (3 Month LIBOR USD + 0.72%), 07/25/2026 (1)(2)	1,500,000	1,498,916
Voya CLO 2015-2 Ltd.
3.32% (3 Month LIBOR USD + 0.97%), 07/23/2027 (1)(2)	3,505,000	3,503,202
Voya CLO 2016-1 Ltd.
3.65% (3 Month LIBOR USD + 1.30%, 1.30% Floor), 01/20/2031 (1)(2)	3,205,000	3,132,849
WAVE 2017-1 Trust
3.84%, 11/15/2042 (1)	2,620,520	2,583,140
Westlake Automobile Receivables Trust 2016-2
2.83%, 05/17/2021 (1)	988,279	988,317
Westlake Automobile Receivables Trust 2018-2
4.00%, 01/16/2024 (1)	1,540,000	1,540,000
Westlake Automobile Receivables Trust 2018-3
4.00%, 10/16/2023 (1)	1,215,000	1,214,756
Wheels SPV 2 LLC
1.87%, 05/20/2025 (1)	910,000	900,419
World Omni Auto Receivables Trust 2018-B
3.17%, 01/15/2025	1,250,000	1,238,076
World Omni Automobile Lease Securitization Trust 2016-A
1.45%, 08/15/2019	1,298,175	1,295,231
Zais CLO 1 Ltd.
3.59% (3 Month LIBOR USD + 1.15%), 04/15/2028 (1)(2)	14,900,000	14,900,000
Total Asset-Backed Obligations (Cost $2,103,713,037)		$2,098,401,840
Corporate Bonds - 37.16%
Basic Materials - 0.78%
ABJA Investment Co. Pte. Ltd.
5.45%, 01/24/2028	4,800,000	4,347,466
Anglo American Capital Plc
4.13%, 09/27/2022 (1)	3,883,000	3,881,115
4.88%, 05/14/2025 (1)	675,000	676,109
4.50%, 03/15/2028 (1)	16,035,000	15,381,600
Axalta Coating Systems LLC
4.88%, 08/15/2024 (1)	2,180,000	2,136,400
Bao-Trans Enterprises Ltd.
3.75%, 12/12/2018	1,700,000	1,700,172
Celulosa Arauco y Constitucion SA
3.88%, 11/02/2027	1,260,000	1,191,960
5.50%, 11/02/2047	345,000	339,394
CF Industries, Inc.
4.50%, 12/01/2026 (1)	5,145,000	5,108,084
Cleveland-Cliffs, Inc.
4.88%, 01/15/2024 (1)	150,000	147,750
CNAC HK Finbridge Co. Ltd.
4.63%, 03/14/2023	4,545,000	4,575,860
Corp. Nacional del Cobre de Chile
3.63%, 08/01/2027 (1)	685,000	655,107
CVR Partners LP / CVR Nitrogen Finance Corp.
9.25%, 06/15/2023 (1)	2,800,000	2,979,396
DCP Midstream Operating LP
8.13%, 08/16/2030	205,000	244,206
6.75%, 09/15/2037 (1)	1,830,000	1,958,100
Equate Petrochemical BV
3.00%, 03/03/2022	690,000	664,815
4.25%, 11/03/2026	6,910,000	6,789,075
First Quantum Minerals Ltd.
6.50%, 03/01/2024 (1)	200,000	183,000
6.88%, 03/01/2026 (1)	200,000	181,500
FMG Resources August 2006 Pty Ltd.
5.13%, 03/15/2023 (1)	1,250,000	1,235,937
5.13%, 05/15/2024 (1)	460,000	446,545
Freeport-McMoRan, Inc.
5.40%, 11/14/2034	1,750,000	1,645,000
Georgia-Pacific LLC
2.54%, 11/15/2019 (1)	7,000,000	6,946,195
Gerdau Trade, Inc.
4.88%, 10/24/2027 (1)	5,240,000	4,858,528
Glencore Finance Canada Ltd.
4.95%, 11/15/2021 (1)	1,170,000	1,205,814
Glencore Funding LLC
4.00%, 04/16/2025 (1)	4,450,000	4,274,047
3.88%, 10/27/2027 (1)	11,555,000	10,711,785
Goldcorp, Inc.
3.70%, 03/15/2023	3,270,000	3,223,339
Hunt Cos, Inc.
6.25%, 02/15/2026 (1)	82,000	76,465
LyondellBasell Industries NV
5.00%, 04/15/2019	4,000,000	4,020,067
Methanex Corp.
4.25%, 12/01/2024	575,000	562,001
Mexichem SAB de CV
4.00%, 10/04/2027 (1)	1,255,000	1,159,306
Newcrest Finance Pty Ltd.
4.45%, 11/15/2021 (1)	1,800,000	1,824,433
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	2,796,000	2,837,778
Shelf Drilling Holdings Ltd.
8.25%, 02/15/2025 (1)	120,000	123,600
Solvay Finance America LLC
4.45%, 12/03/2025 (1)	2,400,000	2,423,112
Starfruit Finco BV / Starfruit U.S. Holdco LLC
6.50%, 10/01/2026 (1)	EUR 400,000	468,530
8.00%, 10/01/2026 (1)	$300,000	304,125
Steel Dynamics, Inc.
5.00%, 12/15/2026	277,000	275,615
Syngenta Finance NV
3.70%, 04/24/2020 (1)	2,350,000	2,347,223
3.93%, 04/23/2021 (1)	7,442,000	7,421,070
4.44%, 04/24/2023 (1)	200,000	198,746
4.89%, 04/24/2025 (1)	200,000	196,241
5.18%, 04/24/2028 (1)	200,000	191,251
Valvoline, Inc.
5.50%, 07/15/2024	1,209,000	1,212,022
Westlake Chemical Corp.
3.60%, 08/15/2026	1,925,000	1,809,512
Yara International ASA
4.75%, 06/01/2028 (1)(14)	400,000	402,483
		115,541,879
Communications - 4.63%
21st Century Fox America, Inc.
3.70%, 09/15/2024	1,495,000	1,499,375
Alibaba Group Holding Ltd.
3.13%, 11/28/2021	4,894,000	4,836,174
3.60%, 11/28/2024	7,180,000	7,055,264
3.40%, 12/06/2027	8,360,000	7,788,662
Altice Financing SA
5.25%, 02/15/2023	EUR 8,785,000	10,599,853
6.63%, 02/15/2023 (1)	$18,627,000	18,766,703
Altice France SA/France
6.25%, 05/15/2024 (1)	10,330,000	10,208,623
7.38%, 05/01/2026 (1)	1,400,000	1,401,470
5.88%, 02/01/2027 (1)	EUR 9,500,000	11,498,740
8.13%, 02/01/2027 (1)	$1,100,000	1,130,250
Altice Luxembourg SA
7.25%, 05/15/2022	EUR 3,600,000	4,164,730
7.75%, 05/15/2022 (1)	$1,050,000	1,021,912
Altice U.S. Finance I Corp.
5.38%, 07/15/2023 (1)	2,732,000	2,762,735
5.50%, 05/15/2026 (1)	1,250,000	1,246,250
Amazon.com, Inc.
3.15%, 08/22/2027	3,525,000	3,375,816
AT&T, Inc.
3.00%, 06/30/2022	2,925,000	2,852,054
3.51% (3 Month LIBOR USD + 1.18%), 06/12/2024 (2)	2,630,000	2,641,835
3.40%, 05/15/2025	2,510,000	2,388,589
4.25%, 03/01/2027	3,127,000	3,084,899
5.25%, 03/01/2037	7,530,000	7,495,701
4.80%, 06/15/2044	6,560,000	6,041,236
4.35%, 06/15/2045	910,000	782,767
4.75%, 05/15/2046	5,580,000	5,090,194
5.15%, 11/15/2046 (1)	3,055,000	2,916,204
4.50%, 03/09/2048	6,525,000	5,684,248
Axtel SAB de CV
6.38%, 11/14/2024	4,700,000	4,636,362
Baidu, Inc.
2.88%, 07/06/2022	5,105,000	4,911,153
Booking Holdings, Inc.
3.65%, 03/15/2025	2,368,000	2,325,733
3.60%, 06/01/2026	8,111,000	7,864,962
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027 (1)	243,000	230,391
5.00%, 02/01/2028 (1)	2,486,000	2,336,591
Cequel Communications Holdings I LLC / Cequel Capital Corp.
7.75%, 07/15/2025 (1)	3,105,000	3,306,825
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	6,015,000	6,018,605
4.46%, 07/23/2022	15,307,000	15,560,600
3.99% (3 Month LIBOR USD + 1.65%), 02/01/2024 (2)	7,372,000	7,513,469
4.50%, 02/01/2024	5,810,000	5,834,403
4.91%, 07/23/2025	12,200,000	12,382,443
3.75%, 02/15/2028	665,000	612,098
6.48%, 10/23/2045	1,000,000	1,073,619
Cisco Systems, Inc.
1.60%, 02/28/2019	4,588,000	4,571,740
1.40%, 09/20/2019	2,692,000	2,656,898
4.45%, 01/15/2020	2,125,000	2,166,771
2.45%, 06/15/2020	14,000,000	13,889,024
2.20%, 02/28/2021	2,360,000	2,310,888
Clear Channel International BV
8.75%, 12/15/2020 (1)	831,000	857,758
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	4,200,000	4,210,500
7.63%, 03/15/2020	4,238,000	4,248,595
6.50%, 11/15/2022	1,962,000	2,001,966
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	488,000	594,713
Comcast Corp.
3.38%, 08/15/2025	9,145,000	8,825,976
3.15%, 03/01/2026	4,440,000	4,190,222
2.35%, 01/15/2027	3,715,000	3,266,762
3.30%, 02/01/2027	3,855,000	3,642,140
3.20%, 07/15/2036	305,000	254,168
3.90%, 03/01/2038	725,000	663,027
3.97%, 11/01/2047	1,965,000	1,741,655
Cox Communications, Inc.
3.25%, 12/15/2022 (1)	7,975,000	7,745,613
3.15%, 08/15/2024 (1)	3,400,000	3,221,358
3.35%, 09/15/2026 (1)	4,225,000	3,922,676
4.80%, 02/01/2035 (1)	8,725,000	8,133,413
4.70%, 12/15/2042 (1)	810,000	716,289
4.50%, 06/30/2043 (1)	950,000	816,523
Crown Castle Towers LLC
3.22%, 05/15/2022 (1)	700,000	684,768
3.66%, 05/15/2025 (1)	1,300,000	1,273,415
CSC Holdings LLC
8.63%, 02/15/2019	625,000	634,375
5.50%, 04/15/2027 (1)	4,050,000	3,940,164
5.38%, 02/01/2028 (1)	2,000,000	1,910,000
Deutsche Telekom International Finance BV
1.95%, 09/19/2021 (1)	800,000	764,438
2.82%, 01/19/2022 (1)	2,045,000	1,996,250
4.38%, 06/21/2028 (1)	18,640,000	18,571,811
Discovery Communications LLC
2.75%, 11/15/2019 (1)	2,355,000	2,340,256
2.80%, 06/15/2020 (1)	7,200,000	7,126,607
4.38%, 06/15/2021	380,000	387,212
2.95%, 03/20/2023	100,000	95,789
2.50%, 09/20/2024	GBP 100,000	126,956
3.95%, 03/20/2028	$9,186,000	8,720,577
5.00%, 09/20/2037	1,270,000	1,235,399
DISH DBS Corp.
7.88%, 09/01/2019	6,060,000	6,273,373
5.13%, 05/01/2020	15,493,000	15,628,564
6.75%, 06/01/2021	4,250,000	4,340,312
5.88%, 07/15/2022	200,000	195,125
DISH Network Corp.
2.38%, 03/15/2024	6,185,000	5,481,976
3.38%, 08/15/2026	60,000	57,226
eBay, Inc.
2.60%, 07/15/2022	4,276,000	4,127,155
2.75%, 01/30/2023	2,000,000	1,925,058
Expedia Group, Inc.
4.50%, 08/15/2024	7,286,000	7,325,705
5.00%, 02/15/2026	9,320,000	9,489,261
3.80%, 02/15/2028	11,460,000	10,556,314
Finisar Corp.
0.50%, 12/15/2036	6,040,000	5,532,900
GCI Liberty, Inc.
1.75%, 09/30/2046 (1)	640,000	703,390
iHeartCommunications, Inc.
9.00%, 12/15/2019 (12)	7,128,000	5,363,820
9.00%, 03/01/2021 (12)	12,830,000	9,558,350
11.25%, 03/01/2021 (12)	1,452,000	1,085,370
11.25%, 03/01/2021 (1)(12)	3,368,000	2,408,120
9.00%, 09/15/2022 (12)	7,025,000	5,295,094
10.63%, 03/15/2023 (12)	88,000	66,000
Intelsat Connect Finance SA
9.50%, 02/15/2023 (1)	710,000	708,225
Intelsat Jackson Holdings SA
7.50%, 04/01/2021	4,023,000	4,073,287
9.50%, 09/30/2022 (1)	1,490,000	1,736,781
5.50%, 08/01/2023	2,460,000	2,268,120
8.00%, 02/15/2024 (1)	3,829,000	4,028,912
8.50%, 10/15/2024 (1)	2,453,000	2,474,464
9.75%, 07/15/2025 (1)	1,722,000	1,823,168
Intelsat Luxembourg SA
7.75%, 06/01/2021	8,455,000	8,201,350
Interpublic Group of Cos, Inc.
3.50%, 10/01/2020	830,000	830,040
4.00%, 03/15/2022	761,000	761,239
Level 3 Financing, Inc.
5.13%, 05/01/2023	325,000	327,438
5.38%, 01/15/2024	303,000	303,527
5.25%, 03/15/2026	250,000	245,950
Liberty Media Corp.
2.25%, 09/30/2046	167,625	91,674
MTN Mauritius Investments Ltd.
6.50%, 10/13/2026	4,200,000	4,105,063
Nokia OYJ
3.38%, 06/12/2022	280,000	274,680
4.38%, 06/12/2027	4,255,000	4,095,437
Omnicom Group, Inc.
3.65%, 11/01/2024	1,600,000	1,554,135
SES Global Americas Holdings GP
2.50%, 03/25/2019 (1)	500,000	498,737
Sirius XM Radio, Inc.
3.88%, 08/01/2022 (1)	1,178,000	1,159,517
Sky Plc
3.13%, 11/26/2022 (1)	200,000	195,893
3.75%, 09/16/2024 (1)	280,000	279,212
SoftBank Group Corp.
4.00%, 04/20/2023	EUR 2,350,000	2,870,073
Sprint Capital Co.
6.90%, 05/01/2019	$1,295,000	1,316,044
Sprint Capital Corp.
6.88%, 11/15/2028	708,000	711,321
Sprint Communications, Inc.
9.00%, 11/15/2018 (1)	14,632,000	14,722,719
7.00%, 03/01/2020 (1)	1,872,000	1,942,200
7.00%, 08/15/2020	11,367,000	11,902,158
Sprint Corp.
7.25%, 09/15/2021	2,138,000	2,258,262
7.88%, 09/15/2023	1,475,000	1,589,106
7.63%, 03/01/2026	695,000	735,484
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%, 09/20/2021 (1)	4,940,250	4,921,724
4.74%, 03/20/2025 (1)	7,555,000	7,551,600
5.15%, 03/20/2028 (1)	5,200,000	5,225,480
TBG Global Pte. Ltd.
5.25%, 02/10/2022	5,300,000	5,215,560
Telefonica Emisiones SAU
5.46%, 02/16/2021	168,000	175,393
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028 (1)	400,000	376,000
Telstra Corp Ltd.
4.80%, 10/12/2021 (1)	680,000	699,638
Tencent Holdings Ltd.
2.99%, 01/19/2023	10,000,000	9,683,746
3.80%, 02/11/2025	7,290,000	7,130,781
3.93%, 01/19/2038 (1)	2,160,000	1,948,382
Time Warner Cable LLC
4.00%, 09/01/2021	370,000	372,218
6.55%, 05/01/2037	1,100,000	1,191,780
7.30%, 07/01/2038	885,000	1,012,450
6.75%, 06/15/2039	930,000	1,013,170
5.88%, 11/15/2040	2,000,000	2,016,323
5.50%, 09/01/2041	1,250,000	1,202,224
4.50%, 09/15/2042	12,490,000	10,644,987
T-Mobile USA, Inc.
4.50%, 02/01/2026	658,000	627,239
4.75%, 02/01/2028	1,965,000	1,849,556
United Group BV
4.38%, 07/01/2022	EUR 1,150,000	1,372,044
4.38%, 07/01/2022 (1)	200,000	238,616
4.88%, 07/01/2024	4,600,000	5,488,767
4.88%, 07/01/2024 (1)	200,000	238,642
Univision Communications, Inc.
5.13%, 05/15/2023 (1)	$5,364,000	5,136,030
5.13%, 02/15/2025 (1)	3,021,000	2,824,635
UPCB Finance VII Ltd.
3.63%, 06/15/2029	EUR 490,000	566,069
Verizon Communications, Inc.
5.15%, 09/15/2023	$4,055,000	4,336,981
3.50%, 11/01/2024	2,000,000	1,972,895
3.38%, 02/15/2025	15,760,000	15,328,486
3.41% (3 Month LIBOR USD + 1.10%), 05/15/2025 (2)	300,000	302,602
4.50%, 08/10/2033	3,470,000	3,441,657
5.25%, 03/16/2037	2,900,000	3,088,219
2.88%, 01/15/2038	EUR 130,000	151,092
4.86%, 08/21/2046	$3,740,000	3,740,627
ViaSat, Inc.
5.63%, 09/15/2025 (1)	196,000	185,279
Virgin Media Secured Finance Plc
5.25%, 01/15/2026 (1)	800,000	782,232
Vodafone Group Plc
3.75%, 01/16/2024	4,000,000	3,954,186
4.13%, 05/30/2025	4,285,000	4,250,138
4.38%, 05/30/2028	20,485,000	20,171,408
5.00%, 05/30/2038	5,045,000	4,972,669
VTR Finance BV
6.88%, 01/15/2024	5,000,000	5,087,500
Walt Disney Co./The
2.30%, 02/12/2021	10,415,000	10,227,117
3.75%, 06/01/2021	460,000	469,777
2.13%, 09/13/2022	1,610,000	1,525,589
Warner Media LLC
4.00%, 01/15/2022	700,000	707,662
3.80%, 02/15/2027	3,530,000	3,374,660
Wind Tre SpA
2.63%, 01/20/2023 (1)	EUR 600,000	656,582
2.75% (3 Month EURIBOR + 2.75%, 2.75% Floor), 01/20/2024 (1)(2)	500,000	541,670
3.13%, 01/20/2025	200,000	211,949
5.00%, 01/20/2026 (1)	$200,000	173,910
WPP Finance 2010
4.75%, 11/21/2021	2,620,000	2,683,024
Zayo Group LLC / Zayo Capital, Inc.
5.75%, 01/15/2027 (1)	1,409,000	1,411,818
Ziggo BV
5.50%, 01/15/2027 (1)	6,675,000	6,262,819
		687,631,161
Consumer, Cyclical - 3.37%
Air Canada 2013-1 Class B Pass Through Trust
5.38%, 05/15/2021 (1)	278,071	283,980
Air Canada 2015-2 Class B Pass Through Trust
5.00%, 12/15/2023 (1)	1,996,728	2,021,687
Air Canada 2017-1 Class B Pass Through Trust
3.70%, 01/15/2026 (1)	14,862,000	14,312,700
Alimentation Couche-Tard, Inc.
3.55%, 07/26/2027 (1)	3,000,000	2,820,295
America West Airlines 2001-1 Pass Through Trust
7.10%, 04/02/2021	1,390,853	1,460,396
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/2025	1,799,460	1,794,962
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026 (14)	1,768,814	1,726,185
American Airlines 2015-1 Class B Pass Through Trust
3.70%, 05/01/2023	2,311,501	2,266,473
American Airlines 2015-2 Class B Pass Through Trust
4.40%, 09/22/2023	9,968,222	9,942,305
American Airlines 2016-1 Class AA Pass Through Trust
3.58%, 01/15/2028	551,669	537,083
American Airlines 2016-1 Class B Pass Through Trust
5.25%, 01/15/2024	2,323,098	2,394,669
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 06/15/2028	1,337,822	1,289,326
American Airlines 2016-2 Class B Pass Through Trust
4.38%, 06/15/2024 (1)	4,203,900	4,172,371
American Airlines 2016-3 Class B Pass Through Trust
3.75%, 10/15/2025	8,033,568	7,755,960
American Airlines 2017-1 Class B Pass Through Trust
4.95%, 02/15/2025	1,039,838	1,046,946
American Airlines 2017-2 Class AA Pass Through Trust
3.35%, 10/15/2029	820,000	783,145
American Airlines 2017-2 Class B Pass Through Trust
3.70%, 10/15/2025	6,965,000	6,719,725
Aptiv Plc
3.15%, 11/19/2020	3,965,000	3,933,359
AutoNation, Inc.
3.35%, 01/15/2021	770,000	763,213
BMW U.S. Capital LLC
3.25%, 08/14/2020 (1)	14,250,000	14,296,614
3.10%, 04/12/2021 (1)	5,495,000	5,458,813
Caesars Entertainment Corp.
5.00%, 10/01/2024	1,634,430	2,661,811
Caesars Resort Collection LLC / CRC Finco, Inc.
5.25%, 10/15/2025 (1)	20,000	19,050
Choice Hotels International, Inc.
5.75%, 07/01/2022	3,000,000	3,165,000
Cintas Corp. No 2
4.30%, 06/01/2021	165,000	168,907
Continental Airlines 2000-1 Class A-1 Pass Through Trust
8.05%, 11/01/2020	305,624	318,467
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	4,343,490	4,573,608
Continental Airlines 2009-2 Class A Pass Through Trust
7.25%, 11/10/2019	913,988	949,679
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/2024	2,101,137	2,117,652
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	1,773,013	1,773,013
Ctrip.com International Ltd.
1.25%, 09/15/2022	1,925,000	1,882,842
Cumberland Farms, Inc.
6.75%, 05/01/2025 (1)	767,000	786,175
CVS Health Corp.
2.25%, 08/12/2019	2,800,000	2,784,503
4.75%, 12/01/2022 (1)	56,000	57,992
3.70%, 03/09/2023	14,500,000	14,435,142
4.00%, 12/05/2023	5,000,000	5,008,950
4.10%, 03/25/2025	15,815,000	15,765,871
5.13%, 07/20/2045	200,000	205,354
5.05%, 03/25/2048	6,500,000	6,640,699
CVS Pass-Through Trust
5.77%, 01/10/2033	2,591,251	2,748,726
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (1)	11,006,192	10,538,429
D.R. Horton, Inc.
2.55%, 12/01/2020	100,000	97,948
4.38%, 09/15/2022	10,658,000	10,800,457
Daimler Finance North America LLC
2.30%, 01/06/2020 (1)	4,000,000	3,961,710
3.00%, 02/22/2021 (1)	2,210,000	2,184,806
3.88%, 09/15/2021 (1)	850,000	856,936
Delta Air Lines 2002-1 Class G-1 Pass Through Trust
6.72%, 01/02/2023	1,793,089	1,916,364
Delta Air Lines 2015-1 Class AA Pass Through Trust
3.63%, 07/30/2027	644,256	637,723
Delta Air Lines, Inc.
2.88%, 03/13/2020	1,295,000	1,284,446
3.40%, 04/19/2021	350,000	347,808
3.63%, 03/15/2022	11,287,000	11,145,698
4.38%, 04/19/2028	3,795,000	3,664,094
Diamond Resorts International Inc
7.75%, 09/01/2023 (1)	1,900,000	1,947,500
Dillard's, Inc.
7.75%, 07/15/2026	135,000	148,958
7.75%, 05/15/2027	85,000	93,231
7.00%, 12/01/2028	380,000	400,676
Emirates Airline
4.50%, 02/06/2025	3,714,240	3,653,884
Ford Motor Credit Co. LLC
2.55%, 10/05/2018	1,950,000	1,950,003
2.94%, 01/08/2019	2,250,000	2,252,294
1.90%, 08/12/2019	1,000,000	989,253
3.34% (3 Month LIBOR USD + 1.00%), 01/09/2020 (2)	2,575,000	2,585,001
8.13%, 01/15/2020	2,605,000	2,752,173
2.43%, 06/12/2020	4,525,000	4,429,699
3.12% (3 Month LIBOR USD + 0.79%), 06/12/2020 (2)	400,000	399,924
3.16%, 08/04/2020	2,420,000	2,396,440
2.34%, 11/02/2020	800,000	777,635
2.78% (3 Month LIBOR USD + 0.43%), 11/02/2020 (2)	3,110,000	3,083,607
3.20%, 01/15/2021	3,750,000	3,694,202
3.34%, 03/18/2021	200,000	197,159
3.08% (3 Month LIBOR USD + 0.88%), 10/12/2021 (2)	1,200,000	1,188,891
3.34%, 03/28/2022	4,740,000	4,580,522
4.38%, 08/06/2023	1,080,000	1,067,738
4.13%, 08/04/2025	3,670,000	3,465,967
General Motors Co.
3.14% (3 Month LIBOR USD + 0.80%), 08/07/2020 (2)	1,675,000	1,680,624
6.60%, 04/01/2036	975,000	1,038,540
6.25%, 10/02/2043	65,000	66,571
5.20%, 04/01/2045	3,485,000	3,161,766
General Motors Financial Co., Inc.
3.10%, 01/15/2019	1,868,000	1,869,466
2.40%, 05/09/2019	4,035,000	4,024,484
2.35%, 10/04/2019	3,000,000	2,980,625
3.15%, 01/15/2020	1,000,000	998,272
2.65%, 04/13/2020	1,500,000	1,484,348
3.20%, 07/13/2020	7,238,000	7,216,575
3.19% (3 Month LIBOR USD + 0.85%), 04/09/2021 (2)	10,085,000	10,123,527
3.55%, 04/09/2021	31,140,000	31,125,704
4.00%, 10/06/2026	310,000	291,244
GLP Capital LP / GLP Financing II, Inc.
4.88%, 11/01/2020	3,660,000	3,724,050
5.25%, 06/01/2025	1,605,000	1,630,375
5.38%, 04/15/2026	850,000	863,183
5.75%, 06/01/2028	34,000	34,998
5.30%, 01/15/2029	5,429,000	5,438,664
Harley-Davidson Financial Services, Inc.
2.85%, 01/15/2021 (1)	3,287,000	3,225,784
2.55%, 06/09/2022 (1)	1,875,000	1,782,263
Hilton Domestic Operating Co., Inc.
5.13%, 05/01/2026 (1)	474,000	471,038
Hyundai Capital America
3.14% (3 Month LIBOR USD + 0.80%), 09/18/2020 (1)(2)(14)	1,170,000	1,172,188
IHO Verwaltungs GmbH
4.13% cash or 4.88% PIK, 09/15/2021, 09/15/2021 (1)	745,000	737,550
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.25%, 06/01/2026 (1)	956,000	954,327
4.75%, 06/01/2027 (1)	1,000,000	961,250
Latam Airlines 2015-1 Pass Through Trust A
4.20%, 11/15/2027	2,960,378	2,849,364
Lennar Corp.
4.75%, 11/29/2027	4,275,000	4,114,688
Magna International, Inc.
4.15%, 10/01/2025	665,000	672,109
Melco Resorts Finance Ltd.
4.88%, 06/06/2025 (1)	200,000	189,225
MGM Resorts International
6.75%, 10/01/2020	6,525,000	6,859,406
New Red Finance, Inc.
4.63%, 01/15/2022 (1)	3,510,000	3,523,162
4.25%, 05/15/2024 (1)	1,884,000	1,788,161
O'Reilly Automotive, Inc.
4.63%, 09/15/2021	1,300,000	1,339,860
PetSmart, Inc.
5.88%, 06/01/2025 (1)	206,000	168,856
QVC, Inc.
3.13%, 04/01/2019	400,000	400,015
5.13%, 07/02/2022	4,365,000	4,421,331
4.38%, 03/15/2023	920,000	908,556
Rite Aid Corp.
6.13%, 04/01/2023 (1)	2,388,000	2,140,245
Sands China Ltd.
4.60%, 08/08/2023 (1)	1,400,000	1,399,614
5.13%, 08/08/2025 (1)	1,600,000	1,596,111
5.40%, 08/08/2028 (1)	2,200,000	2,188,869
Spirit Issuer Plc
6.58%, 12/28/2027	GBP 5,390,000	7,094,972
3.50% (3 Month LIBOR GBP + 2.70%), 12/28/2031 (2)	810,000	1,024,096
Starbucks Corp.
3.80%, 08/15/2025	$5,465,000	5,427,240
Tesla, Inc.
5.30%, 08/15/2025 (1)	3,670,000	3,091,975
Toll Brothers Finance Corp.
4.00%, 12/31/2018	1,497,000	1,495,802
5.88%, 02/15/2022	415,000	434,713
4.38%, 04/15/2023	540,000	535,275
Toyota Motor Credit Co.
1.55%, 10/18/2019	9,690,000	9,561,866
Toyota Motor Credit Corp.
2.95%, 04/13/2021	14,545,000	14,474,422
U.S. Airways 2011-1 Class A Pass Through Trust
7.13%, 10/22/2023	1,800,694	1,991,999
U.S. Airways 2013-1 Class A Pass Through Trust
3.95%, 11/15/2025	1,684,423	1,668,496
Unique Pub Finance Co. Plc
7.40%, 03/28/2024	GBP 3,107,000	4,459,292
5.66%, 06/30/2027	4,068,851	5,836,034
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 01/07/2026	$1,612,841	1,549,314
United Airlines 2016-2 Class B Pass Through Trust
3.65%, 10/07/2025	2,062,714	1,974,195
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 03/01/2026	6,810,000	6,796,760
Volkswagen Bank GmbH
0.10% (3 Month EURIBOR + 0.42%), 06/15/2021 (2)	EUR 1,100,000	1,273,427
0.63%, 09/08/2021	7,000,000	8,141,161
Volkswagen International Finance NV
4.00%, 08/12/2020 (1)	$230,000	232,129
Walgreens Boots Alliance, Inc.
2.70%, 11/18/2019	3,555,000	3,544,371
3.80%, 11/18/2024	2,550,000	2,517,409
3.45%, 06/01/2026	2,365,000	2,247,106
4.80%, 11/18/2044	926,000	897,724
Walmart, Inc.
1.90%, 12/15/2020	10,840,000	10,608,793
3.13%, 06/23/2021	19,375,000	19,413,869
3.55%, 06/26/2025	8,000,000	8,036,256
WestJet Airlines Ltd.
3.50%, 06/16/2021 (1)(14)	4,540,000	4,465,811
Wyndham Destinations, Inc.
6.35%, 10/01/2025	1,120,000	1,117,200
5.75%, 04/01/2027	6,035,000	5,687,988
Wynn Macau Ltd.
4.88%, 10/01/2024 (1)	200,000	188,278
5.50%, 10/01/2027 (1)	200,000	187,250
ZF North America Capital, Inc.
4.00%, 04/29/2020 (1)	1,710,000	1,716,712
4.50%, 04/29/2022 (1)	1,050,000	1,062,957
		501,706,704
Consumer, Non-cyclical - 5.79%
AA Bond Co. Ltd.
4.25%, 07/31/2020	GBP 10,080,000	13,520,591
2.88%, 01/31/2022	5,547,000	6,994,243
Abbott Laboratories
2.90%, 11/30/2021	$8,535,000	8,428,635
AbbVie, Inc.
2.30%, 05/14/2021	4,732,000	4,605,490
2.90%, 11/06/2022	7,740,000	7,517,861
3.20%, 11/06/2022	758,000	744,909
2.85%, 05/14/2023	1,000,000	962,567
3.60%, 05/14/2025	5,738,000	5,551,832
4.50%, 05/14/2035	715,000	685,977
4.70%, 05/14/2045	750,000	719,394
4.88%, 11/14/2048	2,000,000	1,968,010
Aetna, Inc.
2.80%, 06/15/2023	3,388,000	3,245,833
Allergan Finance LLC
3.25%, 10/01/2022	7,250,000	7,116,879
Allergan Funding SCS
0.03% (3 Month EURIBOR + 0.35%), 06/01/2019 (2)	EUR 100,000	116,207
3.45%, 03/15/2022	$380,000	377,584
4.55%, 03/15/2035	1,649,000	1,601,154
Amgen, Inc.
5.70%, 02/01/2019	2,000,000	2,021,072
2.60%, 08/19/2026	3,200,000	2,895,612
4.40%, 05/01/2045	3,441,000	3,325,709
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	15,265,000	15,046,100
3.30%, 02/01/2023	1,000,000	987,239
3.65%, 02/01/2026	12,290,000	11,925,601
4.90%, 02/01/2046	3,035,000	3,041,496
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 01/15/2022	695,000	700,387
4.00%, 04/13/2028	5,025,000	4,950,300
Anthem, Inc.
2.25%, 08/15/2019	3,000,000	2,983,735
2.50%, 11/21/2020	19,420,000	19,111,859
3.50%, 08/15/2024	8,055,000	7,874,953
3.65%, 12/01/2027	8,200,000	7,792,875
4.10%, 03/01/2028	102,000	100,414
4.65%, 01/15/2043	4,400,000	4,324,902
4.38%, 12/01/2047	1,000,000	946,760
Ascension Health
3.95%, 11/15/2046	825,000	799,057
Ashtead Capital, Inc.
5.25%, 08/01/2026 (1)	4,585,000	4,631,996
AstraZeneca Plc
3.38%, 11/16/2025	2,475,000	2,393,456
B&G Foods, Inc.
5.25%, 04/01/2025	1,590,000	1,522,123
Bacardi Ltd.
4.70%, 05/15/2028 (1)	1,422,000	1,410,899
5.30%, 05/15/2048 (1)	2,730,000	2,670,903
BAT Capital Corp.
2.30%, 08/14/2020 (1)	7,012,000	6,871,321
2.76%, 08/15/2022 (1)	11,478,000	11,058,502
BAT International Finance Plc
2.75%, 06/15/2020 (1)	3,619,000	3,581,128
3.25%, 06/07/2022 (1)	328,000	321,785
3.50%, 06/15/2022 (1)	326,000	322,591
Bausch Health Cos, Inc.
6.13%, 04/15/2025 (1)	3,213,000	3,055,724
5.50%, 11/01/2025 (1)	2,764,000	2,759,163
Baxalta, Inc.
2.88%, 06/23/2020	298,000	295,519
4.00%, 06/23/2025	2,331,000	2,305,339
Bayer U.S. Finance II LLC
3.00% (3 Month LIBOR USD + 0.63%), 06/25/2021 (1)(2)	1,500,000	1,505,825
3.50%, 06/25/2021 (1)	800,000	798,086
2.75%, 07/15/2021 (1)	5,312,000	5,176,435
3.88%, 12/15/2023 (1)	17,845,000	17,720,970
4.25%, 12/15/2025 (1)	2,200,000	2,183,444
4.38%, 12/15/2028 (1)	6,945,000	6,799,978
Bayer U.S. Finance LLC
2.38%, 10/08/2019 (1)	5,200,000	5,165,624
3.00%, 10/08/2021 (1)	500,000	490,935
Becton Dickinson and Co.
2.68%, 12/15/2019	3,780,000	3,758,595
3.25%, 11/12/2020	2,100,000	2,092,843
2.89%, 06/06/2022	2,000,000	1,944,199
3.36%, 06/06/2024	7,870,000	7,601,508
3.73%, 12/15/2024	1,560,000	1,527,388
3.70%, 06/06/2027	11,385,000	10,884,398
7.00%, 08/01/2027	361,000	416,688
4.67%, 06/06/2047	2,445,000	2,414,596
Biogen, Inc.
2.90%, 09/15/2020	4,000,000	3,979,123
5.20%, 09/15/2045	1,175,000	1,245,040
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/2020	385,000	461,847
0.60%, 08/01/2024	1,475,000	1,571,984
Boston Scientific Corp.
6.00%, 01/15/2020	4,000,000	4,139,503
BRF GmbH
4.35%, 09/29/2026 (1)	9,295,000	7,900,750
BRF SA
3.95%, 05/22/2023 (1)	430,000	389,150
4.75%, 05/22/2024 (1)	2,560,000	2,329,600
Bunge Ltd. Finance Corp.
3.75%, 09/25/2027	3,370,000	3,097,416
Campbell Soup Co.
2.83% (3 Month LIBOR USD + 0.50%), 03/16/2020 (2)	420,000	419,501
2.96% (3 Month LIBOR USD + 0.63%), 03/15/2021 (2)	1,786,000	1,785,915
3.30%, 03/15/2021	4,280,000	4,238,976
3.95%, 03/15/2025	294,000	284,148
Cargill, Inc.
3.25%, 03/01/2023 (1)	575,000	567,093
Catalent Pharma Solutions, Inc.
4.88%, 01/15/2026 (1)	1,600,000	1,540,000
Celgene Corp.
3.25%, 08/15/2022	350,000	345,123
3.55%, 08/15/2022	1,275,000	1,270,982
3.63%, 05/15/2024	2,260,000	2,228,026
3.88%, 08/15/2025	12,413,000	12,222,366
3.45%, 11/15/2027	1,600,000	1,493,018
3.90%, 02/20/2028	2,000,000	1,923,878
5.00%, 08/15/2045	2,850,000	2,828,194
Cencosud SA
5.15%, 02/12/2025	200,000	198,901
4.38%, 07/17/2027	4,300,000	3,902,250
Centene Corp.
5.63%, 02/15/2021	250,000	254,687
4.75%, 05/15/2022	2,060,000	2,079,570
4.75%, 01/15/2025	617,000	615,458
Central Garden & Pet Co.
6.13%, 11/15/2023	880,000	907,500
5.13%, 02/01/2028	732,000	695,400
Chobani LLC / Chobani Finance Corp., Inc.
7.50%, 04/15/2025 (1)	1,206,000	1,095,952
CHS/Community Health Systems, Inc.
5.13%, 08/01/2021	7,181,000	6,983,522
6.25%, 03/31/2023	11,494,000	10,933,668
8.63%, 01/15/2024 (1)	2,500,000	2,590,625
Cigna Corp.
3.05%, 10/15/2027	4,920,000	4,443,968
Coca-Cola Co./The
1.88%, 10/27/2020	3,345,000	3,271,114
3.15%, 11/15/2020	2,949,000	2,957,483
3.30%, 09/01/2021	15,247,000	15,365,012
Constellation Brands, Inc.
2.25%, 11/06/2020	224,000	218,870
2.65%, 11/07/2022	540,000	516,055
CVS Health Corp
4.75%, 12/01/2022	2,000,000	2,071,130
CVS Health Corp.
3.50%, 07/20/2022	1,427,000	1,415,904
2.75%, 12/01/2022	750,000	723,182
CVS Pass-Through Trust
6.04%, 12/10/2028	1,185,967	1,264,603
6.94%, 01/10/2030	1,105,520	1,233,382
4.70%, 01/10/2036 (1)	2,537,609	2,499,545
Danone SA
2.08%, 11/02/2021 (1)	1,715,000	1,641,331
3.00%, 06/15/2022 (1)	11,560,000	11,327,646
2.59%, 11/02/2023 (1)	700,000	658,296
Diageo Capital Plc
3.00%, 05/18/2020	1,915,000	1,911,841
DP World Ltd.
2.38%, 09/25/2026 (1)	EUR 800,000	923,842
4.25%, 09/25/2030 (1)	GBP 400,000	517,614
Elanco Animal Health, Inc.
4.90%, 08/28/2028 (1)	$6,285,000	6,377,762
Envision Healthcare Corp.
5.13%, 07/01/2022 (1)	1,270,000	1,301,115
5.63%, 07/15/2022	1,040,000	1,069,328
Equifax, Inc.
3.60%, 08/15/2021	3,485,000	3,462,632
ERAC USA Finance LLC
2.60%, 12/01/2021 (1)	1,180,000	1,139,441
3.80%, 11/01/2025 (1)	4,605,000	4,513,553
Express Scripts Holding Co.
3.05%, 11/30/2022	800,000	776,249
3.50%, 06/15/2024	1,282,000	1,247,078
4.50%, 02/25/2026	11,123,000	11,217,884
3.40%, 03/01/2027	1,504,000	1,396,916
Financial & Risk U.S. Holdings, Inc.
4.50%, 05/15/2026 (1)	EUR 1,300,000	1,501,817
6.25%, 05/15/2026 (1)	$2,400,000	2,398,500
6.88%, 11/15/2026 (1)	EUR 200,000	233,081
8.25%, 11/15/2026 (1)	$300,000	298,182
First Quality Finance Co., Inc.
5.00%, 07/01/2025 (1)	1,694,000	1,583,890
Fresenius Medical Care U.S. Finance II, Inc.
5.63%, 07/31/2019 (1)	5,620,000	5,731,225
4.13%, 10/15/2020 (1)	2,000	2,018
5.75%, 02/15/2021 (1)	270,000	281,502
General Mills, Inc.
3.20%, 04/16/2021	1,645,000	1,634,282
4.20%, 04/17/2028	5,700,000	5,621,797
George Washington University
3.55%, 09/15/2046	740,000	662,662
Gilead Sciences, Inc.
2.55%, 09/01/2020	10,810,000	10,701,034
3.70%, 04/01/2024	1,000,000	1,003,098
3.50%, 02/01/2025	1,251,000	1,228,480
4.60%, 09/01/2035	3,961,000	4,079,706
4.75%, 03/01/2046	375,000	385,972
4.15%, 03/01/2047	1,000,000	945,694
GlaxoSmithKline Capital Plc
3.13%, 05/14/2021	8,775,000	8,760,994
Greene King Finance Plc
1.75% (3 Month LIBOR GBP + 0.95%), 06/15/2031 (2)	GBP 658,944	813,879
5.11%, 03/15/2034	450,000	664,243
4.06%, 03/15/2035	4,113,765	5,631,813
Grupo Bimbo SAB de CV
4.70%, 11/10/2047 (1)	$8,380,000	7,724,516
Halfmoon Parent, Inc.
3.20%, 09/17/2020 (1)	11,060,000	11,018,083
4.13%, 11/15/2025 (1)	2,105,000	2,098,267
4.38%, 10/15/2028 (1)	24,585,000	24,499,615
4.90%, 12/15/2048 (1)	9,210,000	9,198,379
HCA, Inc.
6.50%, 02/15/2020	1,319,000	1,369,452
5.88%, 03/15/2022	2,700,000	2,862,000
5.88%, 05/01/2023	844,000	889,365
5.00%, 03/15/2024	3,281,000	3,363,025
5.25%, 04/15/2025	9,977,000	10,288,781
5.25%, 06/15/2026	810,000	833,287
4.50%, 02/15/2027	8,560,000	8,410,200
7.50%, 11/06/2033	1,035,000	1,121,816
Hill-Rom Holdings, Inc.
5.75%, 09/01/2023 (1)	480,000	492,000
Humana, Inc.
2.63%, 10/01/2019	4,000,000	3,983,824
3.85%, 10/01/2024	6,639,000	6,598,119
IHS Markit Ltd.
5.00%, 11/01/2022 (1)	4,806,000	4,948,258
4.00%, 03/01/2026 (1)	500,000	478,437
4.75%, 08/01/2028	3,425,000	3,433,220
Imperial Brands Finance Plc
2.95%, 07/21/2020 (1)	1,665,000	1,648,616
3.75%, 07/21/2022 (1)	1,650,000	1,642,304
Ionis Pharmaceuticals, Inc.
1.00%, 11/15/2021	10,000	10,500
Japan Tobacco, Inc.
2.00%, 04/13/2021	5,230,000	5,044,664
Johnson & Johnson
2.90%, 01/15/2028	3,865,000	3,663,434
3.40%, 01/15/2038	975,000	907,099
Kaiser Foundation Hospitals
3.50%, 04/01/2022	1,275,000	1,277,267
3.15%, 05/01/2027	7,000,000	6,709,589
Keurig Dr. Pepper, Inc.
2.53%, 11/15/2021	970,000	934,570
3.20%, 11/15/2021	500,000	492,716
Kraft Foods Group, Inc.
5.38%, 02/10/2020	1,000,000	1,028,397
3.50%, 06/06/2022	1,670,000	1,659,320
Kraft Heinz Foods Co.
2.80%, 07/02/2020	1,006,000	997,413
2.91% (3 Month LIBOR USD + 0.57%), 02/10/2021 (2)	450,000	450,457
3.38%, 06/15/2021	10,130,000	10,075,818
3.50%, 07/15/2022	8,240,000	8,176,025
3.95%, 07/15/2025	3,750,000	3,693,935
3.00%, 06/01/2026	1,000,000	912,348
4.63%, 01/30/2029	4,095,000	4,085,706
5.20%, 07/15/2045	1,000,000	976,383
4.38%, 06/01/2046	2,110,000	1,860,573
Life Technologies Corp.
6.00%, 03/01/2020	2,209,000	2,288,391
Macquarie Infrastructure Corp.
2.00%, 10/01/2023	4,280,000	3,846,333
Maple Escrow Subsidiary, Inc.
3.55%, 05/25/2021 (1)	11,805,000	11,783,586
Matthews International Corp.
5.25%, 12/01/2025 (1)	764,000	739,170
McCormick & Co., Inc./MD
2.70%, 08/15/2022	8,785,000	8,508,438
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	170,000	172,022
Molina Healthcare, Inc.
5.38%, 11/15/2022	613,000	622,961
Molson Coors Brewing Co.
2.25%, 03/15/2020	3,700,000	3,645,851
2.10%, 07/15/2021	470,000	451,904
Mondelez International Holdings Netherlands BV
1.63%, 10/28/2019 (1)	5,140,000	5,066,797
2.00%, 10/28/2021 (1)	3,120,000	2,980,273
Mylan NV
3.95%, 06/15/2026	4,485,000	4,242,717
New York and Presbyterian Hospital
3.56%, 08/01/2036	2,630,000	2,440,354
Novartis Securities Investment Ltd.
5.13%, 02/10/2019	3,000,000	3,025,817
NYU Langone Hospitals
4.43%, 07/01/2042	2,000,000	1,994,204
PepsiCo, Inc.
1.35%, 10/04/2019	7,250,000	7,146,881
Pernod Ricard SA
5.75%, 04/07/2021 (1)	2,080,000	2,188,525
4.45%, 01/15/2022 (1)	2,000,000	2,039,739
4.25%, 07/15/2022 (1)	1,400,000	1,422,405
Pfizer, Inc.
4.40%, 05/15/2044	430,000	441,441
Pilgrim's Pride Corp.
5.88%, 09/30/2027 (1)	1,448,000	1,368,360
Post Holdings, Inc.
5.00%, 08/15/2026 (1)	1,250,000	1,181,937
5.63%, 01/15/2028 (1)	2,700,000	2,598,750
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,968,000	1,800,939
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/2022 (1)	12,430,000	11,930,456
2.93% (3 Month LIBOR USD + 0.56%), 06/24/2022 (1)(2)	300,000	299,839
3.00%, 06/26/2027 (1)	4,085,000	3,790,740
Reynolds American, Inc.
6.88%, 05/01/2020	1,000,000	1,054,039
3.25%, 06/12/2020	750,000	748,443
4.00%, 06/12/2022	900,000	905,397
3.25%, 11/01/2022	1,215,000	1,186,652
4.45%, 06/12/2025	680,000	684,728
5.85%, 08/15/2045	1,020,000	1,107,760
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	895,000	885,451
2.40%, 09/23/2021	7,182,000	6,938,889
2.88%, 09/23/2023	7,345,000	7,004,373
3.20%, 09/23/2026	3,275,000	3,022,418
Sigma Alimentos SA de CV
4.13%, 05/02/2026	3,300,000	3,143,250
Smithfield Foods, Inc.
4.25%, 02/01/2027 (1)	1,290,000	1,212,615
Spectrum Brands, Inc.
6.13%, 12/15/2024	500,000	510,000
5.75%, 07/15/2025	175,000	176,750
Suntory Holdings Ltd.
2.55%, 06/28/2022 (1)	510,000	487,235
Teleflex, Inc.
4.63%, 11/15/2027	2,272,000	2,158,400
Tenet Healthcare Corp.
4.50%, 04/01/2021	352,000	350,240
4.38%, 10/01/2021	300,000	298,701
7.50%, 01/01/2022 (1)	10,000	10,438
4.63%, 07/15/2024	1,929,000	1,874,988
Teva Pharmaceutical Finance Netherlands II BV
3.25%, 04/15/2022	EUR 1,200,000	1,450,196
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/2019	$80,000	78,714
2.20%, 07/21/2021	20,990,000	19,722,837
3.15%, 10/01/2026	5,355,000	4,456,196
6.75%, 03/01/2028	1,310,000	1,381,083
Teva Pharmaceutical Finance V BV
1.50%, 10/25/2018	CHF 7,665,000	7,814,801
Thermo Fisher Scientific, Inc.
4.50%, 03/01/2021	$900,000	923,929
3.30%, 02/15/2022	1,728,000	1,711,827
Transurban Finance Co. Pty Ltd.
4.13%, 02/02/2026 (1)	155,000	152,201
3.38%, 03/22/2027 (1)	2,635,000	2,441,072
Tyson Foods, Inc.
2.25%, 08/23/2021	300,000	288,737
UBM Plc
5.75%, 11/03/2020 (1)(14)	2,925,000	2,966,520
Unilever Capital Corp.
3.00%, 03/07/2022	5,625,000	5,568,618
UnitedHealth Group, Inc.
1.95%, 10/15/2020	300,000	293,682
3.85%, 06/15/2028	5,000,000	5,009,674
4.75%, 07/15/2045	1,712,000	1,829,361
4.20%, 01/15/2047	1,288,000	1,279,074
Universal Health Services, Inc.
4.75%, 08/01/2022 (1)	7,595,000	7,632,975
5.00%, 06/01/2026 (1)	7,497,000	7,515,743
University of Southern California
3.03%, 10/01/2039	2,750,000	2,440,708
Verisk Analytics, Inc.
4.88%, 01/15/2019	540,000	542,828
VOC Escrow Ltd.
5.00%, 02/15/2028 (1)	179,000	172,026
WellCare Health Plans, Inc.
5.25%, 04/01/2025	1,607,000	1,633,114
5.38%, 08/15/2026 (1)	1,065,000	1,083,637
Wm Wrigley Jr Co.
2.40%, 10/21/2018 (1)	1,620,000	1,619,857
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	2,125,000	2,104,217
3.09% (3 Month LIBOR USD + 0.75%), 03/19/2021 (2)	470,000	470,435
3.15%, 04/01/2022	640,000	626,782
3.70%, 03/19/2023	3,145,000	3,123,560
Zoetis, Inc.
3.45%, 11/13/2020	600,000	602,515
		861,387,303
Diversified - 0.05%
China Merchants Finance Co. Ltd.
3.50%, 08/03/2020	700,000	692,324
Hutchison Whampoa International 14 Ltd.
3.63%, 10/31/2024	4,700,000	4,593,005
RWT Holdings, Inc.
5.63%, 11/15/2019	1,460,000	1,473,490
		6,758,819
Energy - 2.93%
Aker BP ASA
5.88%, 03/31/2025 (1)	4,870,000	5,028,275
Andeavor
4.75%, 12/15/2023	1,580,000	1,630,649
5.13%, 12/15/2026	7,955,000	8,318,857
3.80%, 04/01/2028	2,245,000	2,133,656
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
4.25%, 12/01/2027	5,655,000	5,522,373
APT Pipelines Ltd.
3.88%, 10/11/2022 (1)	1,360,000	1,349,852
4.25%, 07/15/2027 (1)	11,420,000	11,135,156
BG Energy Capital Plc
4.00%, 10/15/2021 (1)	1,100,000	1,115,288
Boardwalk Pipelines LP
3.38%, 02/01/2023	330,000	319,064
5.95%, 06/01/2026	1,610,000	1,703,103
4.45%, 07/15/2027	600,000	577,607
BP Capital Markets Plc
2.11%, 09/16/2021	5,210,000	5,034,549
BP Capital Markets PLC
4.74%, 03/11/2021	3,025,000	3,126,324
Canadian Natural Resources Ltd.
3.45%, 11/15/2021	1,320,000	1,312,900
3.85%, 06/01/2027	890,000	866,332
6.25%, 03/15/2038	1,345,000	1,585,721
Cenovus Energy, Inc.
5.70%, 10/15/2019	40,000	40,940
4.25%, 04/15/2027	380,000	367,183
Centennial Resource Production LLC
5.38%, 01/15/2026 (1)	538,000	535,310
Cheniere Energy Partners LP
5.25%, 10/01/2025	93,000	93,000
Chesapeake Energy Corp.
5.50%, 09/15/2026	4,090,000	4,039,885
Chevron Corp.
2.43%, 06/24/2020	1,545,000	1,531,676
2.42%, 11/17/2020	1,550,000	1,531,294
China Shenhua Overseas Capital Co. Ltd.
3.13%, 01/20/2020	200,000	197,971
Cimarex Energy Co.
4.38%, 06/01/2024	894,000	901,545
Concho Resources, Inc.
3.75%, 10/01/2027	3,830,000	3,653,936
Continental Resources, Inc./OK
4.50%, 04/15/2023	250,000	254,341
3.80%, 06/01/2024	15,210,000	14,911,325
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025 (1)	525,000	513,844
Diamondback Energy, Inc.
4.75%, 11/01/2024 (1)	3,850,000	3,854,812
4.75%, 11/01/2024	524,000	524,655
Enable Midstream Partners LP
2.40%, 05/15/2019	600,000	597,493
Enable Oklahoma Intrastate Transmission LLC
6.25%, 03/15/2020 (1)	3,235,000	3,327,918
Enbridge Energy Partners LP
5.88%, 10/15/2025	2,383,000	2,622,943
7.38%, 10/15/2045	1,245,000	1,643,234
Enbridge, Inc.
6.00% (3 Month LIBOR USD + 3.89%), 01/15/2077 (2)	4,620,000	4,461,129
Energy Transfer Equity LP
5.88%, 01/15/2024	265,000	278,913
5.50%, 06/01/2027	1,884,000	1,955,215
Energy Transfer Partners LP
4.15%, 10/01/2020	1,504,000	1,523,499
4.65%, 06/01/2021	860,000	880,612
4.05%, 03/15/2025	4,555,000	4,457,411
4.75%, 01/15/2026	5,707,000	5,764,013
6.50%, 02/01/2042	1,000,000	1,096,833
5.15%, 03/15/2045	700,000	659,871
6.00%, 06/15/2048	4,000,000	4,258,561
Energy Transfer Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	1,521,000	1,609,270
5.00%, 10/01/2022	200,000	207,112
4.50%, 11/01/2023	349,000	353,950
Eni SpA
4.00%, 09/12/2023 (1)	870,000	860,447
4.75%, 09/12/2028 (1)	3,625,000	3,580,684
EnLink Midstream Partners LP
4.40%, 04/01/2024	35,000	33,975
4.15%, 06/01/2025	6,795,000	6,440,879
4.85%, 07/15/2026	2,215,000	2,146,709
Enterprise Products Operating LLC
5.20%, 09/01/2020	560,000	580,098
4.05%, 02/15/2022	400,000	405,748
EQT Midstream Partners LP
5.50%, 07/15/2028	10,390,000	10,653,158
Exxon Mobil Corp.
1.91%, 03/06/2020	2,515,000	2,484,775
Florida Gas Transmission Co. LLC
7.90%, 05/15/2019 (1)	4,000,000	4,119,136
Gazprom OAO Via Gaz Capital SA
3.38%, 11/30/2018	CHF 18,450,000	18,876,753
Gulfport Energy Corp.
6.38%, 05/15/2025	$215,000	211,506
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025	1,894,000	1,936,297
Hess Corp.
4.30%, 04/01/2027	2,705,000	2,621,612
5.80%, 04/01/2047	6,100,000	6,414,912
Kinder Morgan, Inc.
4.30%, 06/01/2025	14,500,000	14,615,528
5.30%, 12/01/2034	2,450,000	2,529,613
Marathon Oil Co.
2.80%, 11/01/2022	1,918,000	1,843,131
Marathon Oil Corp
2.70%, 06/01/2020	1,744,000	1,721,309
Matador Resources Co.
5.88%, 09/15/2026 (1)	2,570,000	2,602,125
Nabors Industries, Inc.
0.75%, 01/15/2024	8,365,000	6,507,175
Newfield Exploration Co.
5.75%, 01/30/2022	225,000	235,407
5.63%, 07/01/2024	7,147,000	7,531,151
5.38%, 01/01/2026	412,000	426,935
Oceaneering International, Inc.
4.65%, 11/15/2024	2,605,000	2,493,813
Odebrecht Offshore Drilling Finance Ltd.
0.00%, 12/01/2021	202,500	199,209
6.72%, 12/01/2022	39,528	37,157
ONEOK Partners LP
3.38%, 10/01/2022	500,000	492,329
ONEOK, Inc.
4.25%, 02/01/2022	470,000	476,075
ONGC Videsh Ltd.
3.25%, 07/15/2019	500,000	498,966
Parsley Energy LLC / Parsley Finance Corp.
5.38%, 01/15/2025 (1)	300,000	300,750
5.25%, 08/15/2025 (1)	750,000	746,250
5.63%, 10/15/2027 (1)	250,000	250,625
Pertamina Persero PT
6.00%, 05/03/2042	280,000	287,113
6.00%, 05/03/2042	200,000	205,081
Peru LNG Srl
5.38%, 03/22/2030	4,000,000	3,986,000
Petrobras Global Finance BV
6.13%, 01/17/2022	7,341,000	7,578,481
6.25%, 12/14/2026	GBP 5,330,000	6,996,547
7.38%, 01/17/2027	$5,322,000	5,387,461
6.00%, 01/27/2028	405,000	373,612
5.75%, 02/01/2029	10,050,000	8,982,188
5.63%, 05/20/2043	2,715,000	2,199,150
Petroleos de Venezuela SA
9.00%, 11/17/2021 (12)	200,000	46,000
6.00%, 05/16/2024 (12)	1,622,000	354,731
6.00%, 11/15/2026 (12)	3,900,000	838,500
5.38%, 04/12/2027 (12)	2,052,000	444,258
9.75%, 05/17/2035 (12)	830,000	195,050
5.50%, 04/12/2037 (12)	2,500,000	550,000
Petroleos Mexicanos
5.50%, 01/21/2021	8,295,000	8,559,693
6.38%, 02/04/2021	5,240,000	5,494,192
4.88%, 01/24/2022	7,370,000	7,454,755
5.38%, 03/13/2022	3,850,000	3,965,500
4.50%, 01/23/2026	1,105,000	1,033,175
6.50%, 03/13/2027	470,000	480,105
6.75%, 09/21/2047	150,000	143,129
Pioneer Natural Resources Co.
3.95%, 07/15/2022	220,000	221,767
Plains All American Pipeline LP / PAA Finance Corp.
2.85%, 01/31/2023	1,265,000	1,201,761
3.85%, 10/15/2023	1,780,000	1,752,509
4.65%, 10/15/2025	10,310,000	10,413,987
Raizen Fuels Finance SA
5.30%, 01/20/2027 (1)	560,000	526,400
Range Resources Corp.
4.88%, 05/15/2025	900,000	851,625
Reliance Holding USA, Inc.
5.40%, 02/14/2022	3,900,000	4,030,741
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (1)	5,046,000	5,184,765
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021	5,222,000	5,431,373
6.25%, 03/15/2022	2,600,000	2,794,277
5.75%, 05/15/2024	2,350,000	2,522,050
5.63%, 03/01/2025	9,199,000	9,807,347
5.88%, 06/30/2026	2,130,000	2,299,508
5.00%, 03/15/2027	9,654,000	9,911,370
4.20%, 03/15/2028	1,900,000	1,842,149
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (1)	525,000	520,844
Seven Generations Energy Ltd.
5.38%, 09/30/2025 (1)	12,535,000	12,190,288
Shell International Finance BV
2.13%, 05/11/2020	1,620,000	1,598,494
4.38%, 05/11/2045	1,000,000	1,036,865
SM Energy Co.
1.50%, 07/01/2021	285,000	311,959
6.13%, 11/15/2022	8,000	8,240
5.00%, 01/15/2024	115,000	112,412
5.63%, 06/01/2025	75,000	74,719
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (1)	1,000,000	990,075
Sunoco Logistics Partners Operations LP
4.25%, 04/01/2024	1,500,000	1,495,986
4.00%, 10/01/2027	16,730,000	15,876,232
5.40%, 10/01/2047	5,919,000	5,846,111
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.13%, 11/15/2019	380,000	378,575
TC PipeLines LP
3.90%, 05/25/2027	3,325,000	3,154,955
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	390,000	399,430
Texas Eastern Transmission LP
2.80%, 10/15/2022 (1)	6,320,000	6,057,310
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/2028	5,410,000	5,283,455
4.60%, 03/15/2048	1,025,000	995,859
TransMontaigne Partners LP / TLP Finance Corp.
6.13%, 02/15/2026	540,000	508,950
Transocean Guardian Ltd.
5.88%, 01/15/2024 (1)	811,000	818,096
Transocean Phoenix 2 Ltd.
7.75%, 10/15/2024 (1)	79,900	84,494
Transocean Pontus Ltd.
6.13%, 08/01/2025 (1)	1,094,000	1,111,767
Transocean Proteus Ltd.
6.25%, 12/01/2024 (1)	657,900	669,413
Valero Energy Partners LP
4.50%, 03/15/2028	5,370,000	5,272,319
Whiting Petroleum Corp.
1.25%, 04/01/2020	900,000	863,146
Williams Cos., Inc.
5.25%, 03/15/2020	1,000,000	1,026,213
3.35%, 08/15/2022	1,000,000	981,801
3.70%, 01/15/2023	1,728,000	1,708,364
4.50%, 11/15/2023	2,595,000	2,642,306
4.55%, 06/24/2024	945,000	959,827
Williams Partners LP
6.30%, 04/15/2040	1,323,000	1,493,824
4.85%, 03/01/2048	2,300,000	2,219,856
Woodside Finance Ltd.
3.65%, 03/05/2025 (1)	5,610,000	5,401,577
3.70%, 09/15/2026 (1)	2,885,000	2,741,847
3.70%, 03/15/2028 (1)	2,659,000	2,493,142
		435,958,738
Financials - 13.51%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.75%, 05/15/2019	2,000,000	2,007,908
4.63%, 10/30/2020	1,000,000	1,019,030
4.50%, 05/15/2021	8,325,000	8,453,618
5.00%, 10/01/2021	2,000,000	2,057,092
3.50%, 05/26/2022	1,640,000	1,608,728
4.13%, 07/03/2023	11,600,000	11,512,044
4.45%, 10/01/2025	9,000,000	8,901,488
3.65%, 07/21/2027	5,535,000	5,072,781
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
3.95%, 02/01/2022	10,972,000	10,939,536
4.63%, 07/01/2022	450,000	459,051
Aflac Inc
3.63%, 11/15/2024	1,490,000	1,483,733
AIA Group Ltd.
3.90%, 04/06/2028 (1)	2,945,000	2,885,990
Air Lease Corp.
2.13%, 01/15/2020	1,850,000	1,820,819
2.50%, 03/01/2021	3,748,000	3,660,936
3.88%, 04/01/2021	2,540,000	2,553,970
3.50%, 01/15/2022	6,690,000	6,640,178
2.63%, 07/01/2022	910,000	870,866
2.75%, 01/15/2023	1,780,000	1,687,556
3.88%, 07/03/2023	4,000,000	3,962,863
Aircastle Ltd.
7.63%, 04/15/2020	470,000	497,449
5.13%, 03/15/2021	60,000	61,583
5.50%, 02/15/2022	2,302,000	2,392,359
5.00%, 04/01/2023	5,090,000	5,226,373
4.13%, 05/01/2024	5,365,000	5,260,910
Alexandria Real Estate Equities, Inc.
3.90%, 06/15/2023	3,460,000	3,472,194
4.00%, 01/15/2024	1,690,000	1,693,747
3.45%, 04/30/2025	2,115,000	2,021,618
4.30%, 01/15/2026	5,995,000	5,940,317
3.95%, 01/15/2028	490,000	469,913
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	2,490,000	2,422,416
Ally Financial, Inc.
3.25%, 11/05/2018	1,315,000	1,314,474
8.00%, 12/31/2018	893,000	901,930
3.75%, 11/18/2019	706,000	703,352
4.25%, 04/15/2021	168,000	169,176
4.63%, 03/30/2025	10,145,000	10,068,913
8.00%, 11/01/2031	12,704,000	15,387,720
8.00%, 11/01/2031	8,000	9,690
Ambac LSNI LLC
7.40% (3 Month LIBOR USD + 5.00%, 6.00% Floor), 02/12/2023 (1)(2)	2,270,763	2,293,470
American Campus Communities Operating Partnership LP
3.35%, 10/01/2020	10,990,000	10,955,487
3.75%, 04/15/2023	2,000,000	1,975,902
4.13%, 07/01/2024	2,230,000	2,212,183
3.63%, 11/15/2027	8,188,000	7,652,670
American Homes 4 Rent LP
4.25%, 02/15/2028	73,000	69,799
American Tower Corp
2.25%, 01/15/2022	722,000	689,089
American Tower Corp.
3.40%, 02/15/2019	2,915,000	2,920,069
2.80%, 06/01/2020	1,500,000	1,485,848
5.05%, 09/01/2020	1,100,000	1,134,272
3.30%, 02/15/2021	3,371,000	3,350,380
3.45%, 09/15/2021	1,847,000	1,839,128
5.90%, 11/01/2021	200,000	212,615
3.50%, 01/31/2023	717,000	706,030
3.00%, 06/15/2023	3,010,000	2,897,167
4.40%, 02/15/2026	1,863,000	1,864,342
3.38%, 10/15/2026	3,487,000	3,245,771
Ardonagh Midco 3 Plc
8.38%, 07/15/2023	GBP 1,310,000	1,656,581
8.38%, 07/15/2023 (1)	600,000	758,739
Athene Holding Ltd.
4.13%, 01/12/2028	$11,794,000	11,013,309
AXA Equitable Holdings, Inc.
3.90%, 04/20/2023 (1)	6,474,000	6,425,553
4.35%, 04/20/2028 (1)	2,906,000	2,809,850
5.00%, 04/20/2048 (1)	260,000	241,860
Banco Bilbao Vizcaya Argentaria SA
6.75% (5 Year Swap Rate EUR + 6.60%), 05/18/2020 (2)	EUR 1,600,000	1,931,689
8.88% (5 Year Swap Rate EUR + 9.18%), 07/14/2021 (2)	1,000,000	1,297,472
7.00% (5 Year Swap Rate EUR + 6.16%), 12/29/2049 (2)	3,800,000	4,492,902
Banco de Bogota SA
4.38%, 08/03/2027	$4,700,000	4,481,450
Banco Santander SA
3.50%, 04/11/2022	3,800,000	3,723,249
3.85%, 04/12/2023	200,000	195,372
5.18%, 11/19/2025	2,400,000	2,410,384
3.80%, 02/23/2028	3,800,000	3,450,765
Bank of America Corp.
7.63%, 06/01/2019	9,000,000	9,277,944
2.37% (3 Month LIBOR USD + 0.66%), 07/21/2021 (2)	5,055,000	4,966,209
2.74% (3 Month LIBOR USD + 0.37%), 01/23/2022 (2)	8,835,000	8,687,793
3.50% (3 Month LIBOR USD + 0.63%), 05/17/2022 (2)	7,500,000	7,495,362
3.02% (3 Month LIBOR USD + 0.65%), 06/25/2022 (2)	2,400,000	2,406,308
3.30%, 01/11/2023	9,015,000	8,879,513
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023 (2)	8,773,000	8,511,612
3.55% (3 Month LIBOR USD + 0.78%), 03/05/2024 (2)	3,800,000	3,755,451
4.00%, 04/01/2024	3,955,000	3,989,269
3.86% (3 Month LIBOR USD + 0.94%), 07/23/2024 (2)	11,280,000	11,276,972
3.09% (3 Month LIBOR USD + 1.09%), 10/01/2025 (2)	4,865,000	4,633,196
4.25%, 10/22/2026	8,975,000	8,867,965
3.25%, 10/21/2027	16,030,000	14,905,778
3.82% (3 Month LIBOR USD + 1.58%), 01/20/2028 (2)	2,630,000	2,559,526
3.71% (3 Month LIBOR USD + 1.51%), 04/24/2028 (2)	8,100,000	7,792,465
3.59% (3 Month LIBOR USD + 1.37%), 07/21/2028 (2)	670,000	638,383
5.88% (3 Month LIBOR USD + 2.93%), 09/15/2028 (2)	8,140,000	8,068,775
3.42% (3 Month LIBOR USD + 1.04%), 12/20/2028 (2)	4,632,000	4,344,720
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029 (2)	6,390,000	6,376,469
Bank of East Asia Ltd.
5.63% (5 Year CMT Rate + 3.68%), 05/18/2167 (2)	5,000,000	4,860,000
Bank of Montreal
1.50%, 07/18/2019	4,000,000	3,958,233
Bank of New York Mellon Corp
3.45%, 08/11/2023	5,345,000	5,317,816
Bank of New York Mellon Corp.
2.30%, 09/11/2019	2,000,000	1,990,318
2.66% (3 Month LIBOR USD + 0.63%), 05/16/2023 (2)	6,000,000	5,809,192
Barclays Bank Plc
5.14%, 10/14/2020	765,000	783,866
7.63%, 11/21/2022	200,000	216,800
14.00% (3 Month LIBOR GBP + 13.40%), 12/15/2166 (2)	GBP 4,000,000	5,630,719
Barclays Plc
3.68%, 01/10/2023	$3,060,000	2,979,340
4.34% (3 Month LIBOR USD + 1.36%), 05/16/2024 (2)	11,400,000	11,259,135
4.38%, 01/12/2026	2,670,000	2,589,996
3.25%, 01/17/2033	GBP 600,000	707,048
8.25% (5 Year Swap Rate USD + 6.71%), 12/15/2048 (2)	$19,765,000	19,937,944
6.50% (5 Year Swap Rate EUR + 5.88%), 06/15/2049 (2)	EUR 6,300,000	7,534,048
8.00% (5 Year Swap Rate EUR + 6.75%), 12/15/2049 (2)	4,500,000	5,755,991
7.25% (5 Year Swap Rate GBP + 6.46%), 03/15/2163 (2)	GBP 14,083,000	18,954,321
BBVA Bancomer SA/Texas
4.38%, 04/10/2024 (1)	$2,800,000	2,794,400
5.13% (5 Year CMT Rate + 2.65%), 01/18/2033 (2)	5,400,000	4,907,250
Berkshire Hathaway Finance Corp.
1.30%, 08/15/2019	1,880,000	1,857,367
4.40%, 05/15/2042	1,000,000	1,017,805
4.20%, 08/15/2048	12,855,000	12,746,607
Berkshire Hathaway, Inc.
2.20%, 03/15/2021	10,840,000	10,626,089
BGC Partners, Inc.
5.38%, 07/24/2023	380,000	379,892
BNP Paribas SA
2.95%, 05/23/2022 (1)	1,920,000	1,858,309
3.80%, 01/10/2024 (1)	3,145,000	3,075,427
4.40%, 08/14/2028 (1)	1,400,000	1,373,114
7.00% (5 Year Swap Rate USD + 3.98%), 02/16/2164 (1)(2)	400,000	402,700
BOC Aviation Ltd.
3.00%, 03/30/2020 (1)	750,000	742,068
3.40% (3 Month LIBOR USD + 1.05%), 05/02/2021 (1)(2)	600,000	603,960
3.50% (3 Month LIBOR USD + 1.13%), 09/26/2023 (1)(2)	1,300,000	1,298,410
Boston Properties LP
5.63%, 11/15/2020	2,310,000	2,402,741
3.85%, 02/01/2023	3,245,000	3,258,191
3.20%, 01/15/2025	12,700,000	12,146,970
3.65%, 02/01/2026	415,000	401,844
2.75%, 10/01/2026	5,660,000	5,123,906
BPCE SA
3.00%, 05/22/2022 (1)	3,710,000	3,586,194
Brixmor Operating Partnership LP
3.36% (3 Month LIBOR USD + 1.05%), 02/01/2022 (2)	4,860,000	4,860,615
3.88%, 08/15/2022	644,000	641,539
3.65%, 06/15/2024	3,624,000	3,491,510
3.85%, 02/01/2025	1,680,000	1,618,111
4.13%, 06/15/2026	2,980,000	2,887,805
3.90%, 03/15/2027	2,553,000	2,417,798
Brookfield Finance, Inc.
3.90%, 01/25/2028	276,000	262,194
4.70%, 09/20/2047	582,000	557,239
Capital One Bank USA NA
3.38%, 02/15/2023	7,443,000	7,240,097
Capital One Financial Corp.
3.30%, 10/30/2024	4,865,000	4,629,992
4.25%, 04/30/2025	2,880,000	2,866,975
3.80%, 01/31/2028	5,000,000	4,720,124
Carlyle Holdings Finance LLC
3.88%, 02/01/2023 (1)	428,000	426,832
CBL & Associates LP
5.95%, 12/15/2026	320,000	265,600
CBRE Services, Inc.
4.88%, 03/01/2026	445,000	453,597
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85%, 04/15/2023	5,630,000	5,591,404
CIT Group, Inc.
4.13%, 03/09/2021	198,000	198,643
5.25%, 03/07/2025	180,000	183,600
Citibank NA
3.05%, 05/01/2020	1,640,000	1,636,146
3.40%, 07/23/2021	5,520,000	5,518,504
Citigroup Inc
8.50%, 05/22/2019	7,000,000	7,248,713
Citigroup, Inc.
2.05%, 12/07/2018	3,000,000	2,997,270
2.55%, 04/08/2019	5,000,000	4,994,857
2.05%, 06/07/2019	2,200,000	2,189,198
2.50%, 07/29/2019	2,034,000	2,029,563
3.22% (90 Day Australian Bank Bill Swap Rate + 1.25%), 08/07/2019 (2)	AUD 13,020,000	9,457,982
2.40%, 02/18/2020	$2,260,000	2,237,897
3.14% (3 Month LIBOR USD + 0.72%), 01/24/2023 (2)	4,000,000	3,923,124
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023 (2)	4,525,000	4,376,628
3.75% (3 Month LIBOR USD + 1.43%), 09/01/2023 (2)	3,473,000	3,555,073
3.20%, 10/21/2026	16,135,000	15,061,512
3.89% (3 Month LIBOR USD + 1.56%), 01/10/2028 (2)	3,195,000	3,099,706
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028 (2)	3,445,000	3,280,865
CNA Financial Corp.
5.88%, 08/15/2020	350,000	365,350
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.38%, 08/04/2025	1,225,000	1,212,553
Cooperatieve Rabobank
6.63% (5 Year Swap Rate EUR + 6.70%), 06/29/2166 (2)	EUR 5,200,000	6,698,134
Cooperatieve Rabobank UA
5.50% (5 Year Swap Rate EUR + 5.25%), 12/29/2167 (2)	3,000,000	3,666,361
CPPIB Capital, Inc.
1.25%, 09/20/2019 (1)	$7,400,000	7,290,317
Credit Agricole SA
3.25%, 10/04/2024 (1)	5,045,000	4,731,035
4.38%, 03/17/2025 (1)	1,717,000	1,679,212
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033 (1)(2)	13,548,000	12,547,378
Credit Agricole SA/London
3.36% (3 Month LIBOR USD + 1.02%), 04/24/2023 (1)(2)	250,000	250,527
3.75%, 04/24/2023 (1)	250,000	245,191
Credit Suisse Group AG
3.00% (3 Month LIBOR USD + 1.20%), 12/14/2023 (1)(2)	2,490,000	2,375,377
7.25% (5 Year Swap Rate USD + 4.33%), 03/12/2166 (1)(2)	600,000	602,250
7.50% (5 Year Swap Rate USD + 4.60%), 07/17/2167 (1)(2)	1,400,000	1,440,250
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/2025	5,500,000	5,302,510
Crown Castle International Corp
2.25%, 09/01/2021	670,000	643,537
Crown Castle International Corp.
3.40%, 02/15/2021	280,000	279,273
4.88%, 04/15/2022	5,721,000	5,901,944
5.25%, 01/15/2023	85,000	89,080
3.20%, 09/01/2024	3,639,000	3,460,881
4.45%, 02/15/2026	10,200,000	10,248,910
4.00%, 03/01/2027	1,461,000	1,414,682
3.65%, 09/01/2027	8,442,000	7,927,732
3.80%, 02/15/2028	3,220,000	3,051,970
CSCEC Finance Cayman II Ltd.
2.25%, 06/14/2019	1,900,000	1,881,348
CTR Partnership LP / CareTrust Capital Corp.
5.25%, 06/01/2025	194,000	189,150
DDR Corp.
3.63%, 02/01/2025	1,914,000	1,812,772
4.25%, 02/01/2026	2,500,000	2,440,385
4.70%, 06/01/2027	8,000,000	8,040,432
Deutsche Bank AG
0.18% (3 Month EURIBOR + 0.50%), 12/07/2020 (2)	EUR 3,000,000	3,448,135
Deutsche Bank AG/New York NY
3.31% (3 Month LIBOR USD + 0.97%), 07/13/2020 (2)	$46,000	45,822
3.95%, 02/27/2023	100,000	97,083
Dexia Credit Local SA
2.25%, 02/18/2020 (1)	7,070,000	6,994,320
Digital Realty Trust LP
3.63%, 10/01/2022	4,000,000	3,970,882
4.75%, 10/01/2025	1,640,000	1,680,593
Discover Bank
2.60%, 11/13/2018	2,010,000	2,009,857
3.10%, 06/04/2020	2,000,000	1,987,336
Discover Financial Services
5.20%, 04/27/2022	3,670,000	3,798,259
3.95%, 11/06/2024	5,167,000	5,050,149
3.75%, 03/04/2025	11,762,000	11,206,763
4.10%, 02/09/2027	1,800,000	1,719,547
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass Through Trust
5.13%, 11/30/2022 (1)	4,114,046	4,174,717
EPR Properties
4.95%, 04/15/2028	414,000	406,577
Equinix, Inc.
2.88%, 02/01/2026	EUR 200,000	228,622
ERP Operating LP
3.50%, 03/01/2028	$138,000	133,128
Essex Portfolio LP
3.88%, 05/01/2024	4,200,000	4,175,478
3.63%, 05/01/2027	2,785,000	2,653,903
Exela Intermediate LLC / Exela Finance, Inc.
10.00%, 07/15/2023 (1)	300,000	319,875
Fairfax Financial Holdings Ltd.
4.85%, 04/17/2028 (1)	196,000	193,685
Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.74%), 11/01/2053 (1)(2)	280,000	295,400
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054 (1)(2)	4,000,000	3,944,651
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057 (1)(2)	3,000,000	2,703,937
Fidelity National Financial, Inc.
4.50%, 08/15/2028 (1)	18,980,000	18,660,259
FirstRand Bank Ltd.
6.25% (5 Year Swap Rate USD + 3.56%), 04/23/2028 (2)	5,000,000	4,988,300
Freedom Mortgage Corp.
8.25%, 04/15/2025 (1)	268,000	259,960
G4S International Finance Plc
1.50%, 01/09/2023	EUR 100,000	117,540
GE Capital International Funding Co.
2.34%, 11/15/2020	$10,000,000	9,770,736
4.42%, 11/15/2035	3,300,000	3,092,980
Goldman Sachs Group, Inc.
2.55%, 10/23/2019	3,850,000	3,832,707
3.20%, 06/05/2020	5,640,000	5,654,928
2.63%, 04/25/2021	3,964,000	3,882,070
5.75%, 01/24/2022	2,190,000	2,329,542
3.00%, 04/26/2022	2,120,000	2,077,385
2.88% (3 Month LIBOR USD + 0.82%), 10/31/2022 (2)	11,078,000	10,808,340
3.63%, 01/22/2023	5,055,000	5,034,962
2.91% (3 Month LIBOR USD + 1.05%), 06/05/2023 (2)	1,920,000	1,857,221
3.85%, 07/08/2024	2,975,000	2,956,823
3.50%, 01/23/2025	2,622,000	2,538,740
3.75%, 05/22/2025	15,500,000	15,183,734
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025 (2)	3,700,000	3,534,028
3.50%, 11/16/2026	5,660,000	5,368,512
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028 (2)	6,585,000	6,264,153
3.81% (3 Month LIBOR USD + 1.16%), 04/23/2029 (2)	4,100,000	3,908,470
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029 (2)	2,500,000	2,462,321
Goodman U.S. Finance Three LLC
3.70%, 03/15/2028 (1)	463,000	432,516
Greystar Student Housing Growth & Income OP LP
4.60%, 12/01/2024	7,925,000	8,460,342
Growthpoint Properties International Pty Ltd.
5.87%, 05/02/2023 (1)	200,000	201,200
HCP, Inc.
3.75%, 02/01/2019	4,000,000	4,002,111
2.63%, 02/01/2020	5,635,000	5,586,539
4.00%, 12/01/2022	3,149,000	3,154,281
4.25%, 11/15/2023	678,000	679,761
4.20%, 03/01/2024	1,175,000	1,170,290
4.00%, 06/01/2025	4,375,000	4,293,313
Healthcare Realty Trust, Inc.
3.75%, 04/15/2023	1,356,000	1,326,031
3.63%, 01/15/2028	8,175,000	7,603,201
Healthcare Trust of America Holdings LP
2.95%, 07/01/2022	3,335,000	3,225,164
3.70%, 04/15/2023	3,425,000	3,357,372
Highwoods Realty LP
4.13%, 03/15/2028	4,875,000	4,740,466
Hospitality Properties Trust
3.95%, 01/15/2028	5,605,000	5,072,511
Host Hotels & Resorts LP
6.00%, 10/01/2021	2,963,000	3,121,665
5.25%, 03/15/2022	2,500,000	2,583,176
3.75%, 10/15/2023	2,175,000	2,121,982
4.50%, 02/01/2026	1,600,000	1,593,098
Howard Hughes Corp.
5.38%, 03/15/2025 (1)	2,182,000	2,154,812
HSBC Holdings Plc
2.92% (3 Month LIBOR USD + 0.60%), 05/18/2021 (2)	1,200,000	1,202,324
2.95%, 05/25/2021	1,805,000	1,780,409
2.65%, 01/05/2022	1,340,000	1,300,200
3.26% (3 Month LIBOR USD + 1.06%), 03/13/2023 (2)	1,585,000	1,552,686
3.32% (3 Month LIBOR USD + 1.00%), 05/18/2024 (2)	600,000	598,935
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024 (2)	8,015,000	7,960,621
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026 (2)	10,000,000	9,888,317
4.58% (3 Month LIBOR USD + 1.53%), 06/19/2029 (2)	3,200,000	3,203,576
6.38% (5 Year Mid Swap Rate USD + 4.37%), 03/29/2049 (2)	1,500,000	1,486,875
5.88% (5 Year Swap Rate GBP + 4.28%), 03/28/2147 (2)	GBP 1,800,000	2,351,998
6.25% (5 Year Mid Swap Rate USD + 3.45%), 09/23/2163 (2)	$1,000,000	996,250
6.50% (5 Year Mid Swap Rate USD + 3.61%), 09/23/2163 (2)	1,620,000	1,563,300
ING Bank NV
5.80%, 09/25/2023 (1)	10,810,000	11,395,368
4.13% (5 Year Mid Swap Rate USD + 2.70%), 11/21/2023 (2)	1,840,000	1,842,230
ING Groep NV
3.39% (3 Month LIBOR USD + 1.00%), 10/02/2023 (2)	1,500,000	1,499,640
4.10%, 10/02/2023	2,200,000	2,198,184
4.55%, 10/02/2028	1,600,000	1,591,567
International Lease Finance Corp.
6.25%, 05/15/2019	1,500,000	1,529,198
8.25%, 12/15/2020	2,300,000	2,513,267
8.63%, 01/15/2022	2,150,000	2,443,180
Intesa Sanpaolo SpA
3.13%, 07/14/2022 (1)	4,955,000	4,607,525
5.02%, 06/26/2024 (1)	9,075,000	8,187,096
5.71%, 01/15/2026 (1)	555,000	506,091
3.88%, 01/12/2028 (1)	1,355,000	1,147,573
4.38%, 01/12/2048 (1)	1,645,000	1,241,852
7.00% (5 Year Swap Rate EUR + 6.88%), 01/19/2167 (2)	EUR 200,000	238,465
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co.
8.50%, 08/15/2021 (1)	$200,000	201,000
iStar, Inc.
3.13%, 09/15/2022 (1)	5,160,000	5,016,222
5.25%, 09/15/2022	2,665,000	2,625,025
Jackson National Life Global Funding
1.88%, 10/15/2018 (1)	1,000,000	999,776
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.38%, 04/01/2020 (1)	16,495,000	16,763,044
7.25%, 08/15/2024 (1)	200,000	194,000
Jefferies Group LLC
4.85%, 01/15/2027	1,500,000	1,474,384
6.45%, 06/08/2027	3,660,000	3,962,948
6.25%, 01/15/2036	1,430,000	1,444,841
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030	7,180,000	6,447,499
JPMorgan Chase & Co.
2.75%, 06/23/2020	400,000	396,984
3.51% (3 Month LIBOR USD + 0.61%), 06/18/2022 (2)	6,380,000	6,386,173
2.70%, 05/18/2023	1,850,000	1,779,068
3.57% (3 Month LIBOR USD + 1.23%), 10/24/2023 (2)	5,580,000	5,691,174
3.80% (3 Month LIBOR USD + 0.89%), 07/23/2024 (2)	545,000	544,571
3.22% (3 Month LIBOR USD + 1.16%), 03/01/2025 (2)	3,000,000	2,906,216
3.90%, 07/15/2025	20,200,000	20,183,965
3.30%, 04/01/2026	5,825,000	5,582,353
2.95%, 10/01/2026	12,325,000	11,444,648
3.78% (3 Month LIBOR USD + 1.34%), 02/01/2028 (2)	4,000,000	3,893,693
3.54% (3 Month LIBOR USD + 1.38%), 05/01/2028 (2)	16,209,000	15,456,216
4.20% (3 Month LIBOR USD + 1.26%), 07/23/2029 (2)	490,000	487,596
JPMorgan Chase Bank NA
2.59% (3 Month LIBOR USD + 0.25%), 02/13/2020 (2)	10,500,000	10,505,678
2.60% (3 Month LIBOR USD + 0.28%), 02/01/2021 (2)	11,055,000	10,964,601
3.09% (3 Month LIBOR USD + 0.35%), 04/26/2021 (2)	9,000,000	8,975,412
Kasikornbank PCL/Cayman Islands
3.50%, 10/25/2019	1,000,000	999,319
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	224,000	220,640
Kilroy Realty LP
3.80%, 01/15/2023	1,200,000	1,189,501
3.45%, 12/15/2024	1,845,000	1,763,990
4.38%, 10/01/2025	2,345,000	2,337,793
Kimco Realty Corp.
2.70%, 03/01/2024	5,600,000	5,214,133
3.30%, 02/01/2025	880,000	834,631
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.88%, 08/01/2021 (1)	1,025,000	1,039,094
5.25%, 10/01/2025 (1)	4,265,000	4,009,100
Lazard Group LLC
4.25%, 11/14/2020	1,030,000	1,045,672
Liberty Mutual Group, Inc.
4.85%, 08/01/2044 (1)	1,140,000	1,138,495
Liberty Property LP
4.13%, 06/15/2022	2,000,000	2,027,755
Lloyds Bank Plc
5.80%, 01/13/2020 (1)	2,000,000	2,062,167
2.83% (3 Month LIBOR USD + 0.49%), 05/07/2021 (2)	800,000	802,787
3.30%, 05/07/2021	1,600,000	1,593,594
Lloyds Banking Group Plc
4.05%, 08/16/2023	2,000,000	1,984,835
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023 (2)	4,140,000	3,948,963
4.50%, 11/04/2024	2,825,000	2,774,304
4.45%, 05/08/2025	4,265,000	4,268,423
4.58%, 12/10/2025	9,925,000	9,740,451
4.65%, 03/24/2026	8,450,000	8,299,136
4.38%, 03/22/2028	400,000	389,963
4.55%, 08/16/2028	1,800,000	1,774,308
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028 (2)	420,000	384,556
7.00% (5 Year Swap Rate GBP + 5.06%), 06/27/2164 (2)	GBP 23,420,000	30,990,214
7.63% (5 Year Swap Rate GBP + 5.01%), 06/27/2164 (2)	1,900,000	2,677,687
7.88% (5 Year Swap Rate GBP + 4.83%), 06/27/2164 (2)	900,000	1,335,198
6.38% (5 Year Swap Rate EUR + 5.29%), 09/27/2165 (2)	EUR 4,881,000	5,992,938
Macquarie Bank Ltd.
2.60%, 06/24/2019 (1)	$4,000,000	3,990,097
Marsh & McLennan Cos, Inc.
4.35%, 01/30/2047	515,000	491,433
Metropolitan Life Global Funding I
1.55%, 09/13/2019 (1)	6,965,000	6,878,559
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.63%, 05/01/2024	1,079,000	1,105,975
Mid-America Apartments LP
3.60%, 06/01/2027	1,400,000	1,333,212
Mitchells & Butlers Finance Plc
2.78% (3 Month LIBOR USD + 0.45%), 12/15/2030 (2)	10,017,104	9,270,169
Mizuho Financial Group, Inc.
3.55%, 03/05/2023	4,915,000	4,859,441
3.33% (3 Month LIBOR USD + 1.00%), 09/11/2024 (2)	12,100,000	12,154,293
3.92% (3 Month LIBOR USD + 1.00%), 09/11/2024 (2)	13,400,000	13,314,212
Morgan Stanley
7.30%, 05/13/2019	9,000,000	9,239,758
5.63%, 09/23/2019	4,274,000	4,389,548
5.50%, 01/26/2020	4,000,000	4,119,437
3.12% (3 Month LIBOR USD + 0.80%), 02/14/2020 (2)	3,825,000	3,834,024
3.28% (3 Month LIBOR USD + 0.93%), 07/22/2022 (2)	1,000,000	1,008,596
4.88%, 11/01/2022	1,365,000	1,413,946
3.75%, 02/25/2023	6,845,000	6,842,057
3.88%, 04/29/2024	14,850,000	14,778,077
3.70%, 10/23/2024	12,765,000	12,564,415
5.00%, 11/24/2025	13,470,000	13,944,491
3.88%, 01/27/2026	15,660,000	15,385,546
3.13%, 07/27/2026	2,030,000	1,890,248
3.63%, 01/20/2027	5,690,000	5,460,541
3.95%, 04/23/2027	2,630,000	2,522,796
3.59% (3 Month LIBOR USD + 1.34%), 07/22/2028 (2)	3,705,000	3,513,323
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 08/01/2026	40,000	39,800
5.00%, 10/15/2027	5,355,000	5,178,124
National Retail Properties, Inc.
4.30%, 10/15/2028	2,530,000	2,517,040
Nationwide Building Society
3.77% (3 Month LIBOR USD + 1.06%), 03/08/2024 (1)(2)	6,600,000	6,438,447
4.36% (3 Month LIBOR USD + 1.39%), 08/01/2024 (1)(2)	600,000	596,668
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029 (1)(2)	8,200,000	7,841,513
6.88% (5 Year Swap Rate GBP + 4.88%), 03/11/2049 (2)	GBP 4,600,000	6,109,974
Nationwide Mutual Insurance Co.
4.62% (3 Month LIBOR USD + 2.29%), 12/15/2024 (1)(2)	$1,790,000	1,790,025
Navient Corp.
5.50%, 01/15/2019	3,720,000	3,738,600
4.88%, 06/17/2019	8,250,000	8,307,750
8.00%, 03/25/2020	4,503,000	4,759,671
5.88%, 03/25/2021	9,593,000	9,816,037
6.63%, 07/26/2021	1,990,000	2,074,575
6.50%, 06/15/2022	242,000	251,378
New York Life Global Funding
1.55%, 11/02/2018 (1)	2,000,000	1,998,550
1.50%, 10/24/2019 (1)	7,230,000	7,129,023
1.70%, 09/14/2021 (1)	6,775,000	6,462,664
2.35%, 07/14/2026 (1)	1,000,000	906,079
3.00%, 01/10/2028 (1)	5,482,000	5,144,919
NTT Finance Corp.
1.90%, 07/21/2021	9,100,000	8,723,742
Nuveen Finance LLC
4.13%, 11/01/2024 (1)	4,775,000	4,720,554
Old Republic International Corp.
4.88%, 10/01/2024	335,000	344,565
3.88%, 08/26/2026	6,410,000	6,127,258
Omega Healthcare Investors, Inc.
4.50%, 01/15/2025	5,050,000	4,951,017
Oppenheimer Holdings, Inc.
6.75%, 07/01/2022	112,000	113,680
Physicians Realty LP
3.95%, 01/15/2028	177,000	165,128
PNC Bank NA
1.45%, 07/29/2019	2,000,000	1,978,667
PNC Financial Services Group, Inc./The
5.13%, 02/08/2020	2,000,000	2,051,288
Pricoa Global Funding I
3.45%, 09/01/2023 (1)	11,595,000	11,507,882
Principal Financial Group, Inc.
4.70% (3 Month LIBOR USD + 3.04%), 05/15/2055 (2)	1,435,000	1,435,000
Prologis LP
3.75%, 11/01/2025	1,325,000	1,324,513
Protective Life Global Funding
2.70%, 11/25/2020 (1)	1,950,000	1,923,756
Provident Funding Associates LP / PFG Finance Corp.
6.38%, 06/15/2025 (1)	93,000	93,000
QNB Finance Ltd.
3.90% (3 Month LIBOR USD + 1.57%), 07/18/2021 (2)	2,400,000	2,415,597
3.79% (3 Month LIBOR USD + 1.45%), 08/11/2021 (2)	3,400,000	3,372,712
Quicken Loans, Inc.
5.75%, 05/01/2025 (1)	570,000	569,288
5.25%, 01/15/2028 (1)	2,815,000	2,614,431
Radiate Holdco LLC / Radiate Finance, Inc.
6.88%, 02/15/2023 (1)	220,000	211,750
Raymond James Financial, Inc.
5.63%, 04/01/2024	1,617,000	1,744,315
4.95%, 07/15/2046	6,830,000	6,929,772
Realty Income Corp.
3.25%, 10/15/2022	6,440,000	6,356,238
Reckson Operating Partnership LP
7.75%, 03/15/2020	1,398,000	1,476,385
Regency Centers LP
3.60%, 02/01/2027	4,271,000	4,052,561
4.13%, 03/15/2028	6,280,000	6,167,977
Reinsurance Group of America, Inc.
5.00%, 06/01/2021	500,000	518,710
4.70%, 09/15/2023	1,000,000	1,026,940
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024	895,000	839,838
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/2024	332,915	353,592
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027	264,204	283,121
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028 (1)	500,000	511,250
Royal Bank of Scotland Group Plc
6.13%, 12/15/2022	3,025,000	3,167,113
3.50% (3 Month LIBOR USD + 1.48%), 05/15/2023 (2)	2,445,000	2,368,740
3.78% (3 Month LIBOR USD + 1.47%), 05/15/2023 (2)	1,187,000	1,195,546
6.10%, 06/10/2023	4,035,000	4,201,085
3.88%, 09/12/2023	9,378,000	9,111,716
6.00%, 12/19/2023	10,255,000	10,684,369
5.13%, 05/28/2024	375,000	375,198
3.92% (3 Month LIBOR USD + 1.55%), 06/25/2024 (2)	6,245,000	6,284,888
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024 (2)	1,200,000	1,196,417
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030 (2)	5,000,000	5,007,515
5.50%, 11/29/2049	EUR 3,410,000	3,999,165
7.50% (5 Year Swap Rate USD + 5.80%), 12/29/2049 (2)	$2,960,000	3,030,300
8.00% (5 Year Swap Rate USD + 5.72%), 12/29/2049 (2)	5,451,000	5,774,680
8.63% (5 Year Swap Rate USD + 7.60%), 12/29/2049 (2)	1,400,000	1,499,750
Santander Holdings USA, Inc.
3.70%, 03/28/2022	122,000	120,282
3.40%, 01/18/2023	184,000	177,406
4.40%, 07/13/2027	153,000	146,216
Santander UK Group Holdings Plc
2.88%, 10/16/2020	2,800,000	2,762,083
2.88%, 08/05/2021	11,450,000	11,142,968
3.57%, 01/10/2023	3,185,000	3,093,782
3.37% (3 Month LIBOR USD + 1.08%), 01/05/2024 (2)	1,000,000	961,065
4.75%, 09/15/2025 (1)	1,025,000	999,085
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028 (2)	4,690,000	4,294,521
7.38% (5 Year Swap Rate GBP + 5.54%), 09/24/2163 (2)	GBP 5,047,000	6,902,277
6.75% (5 Year Swap Rate GBP + 5.79%), 06/24/2164 (2)	5,500,000	7,378,210
Santander UK Plc

2.50%, 03/14/2019	$3,000,000	2,998,140
2.35%, 09/10/2019	2,000,000	1,989,015
2.13%, 11/03/2020	370,000	359,977
2.94% (3 Month LIBOR USD + 0.62%), 06/01/2021 (2)	400,000	402,497
3.40%, 06/01/2021	6,795,000	6,768,368
SBA Communications Corp.
4.00%, 10/01/2022	587,000	575,994
SBA Tower Trust
3.45%, 03/15/2023 (1)	600,000	591,339
Simon Property Group LP
2.50%, 09/01/2020	1,530,000	1,509,902
Sirius International Group Ltd.
4.60%, 11/01/2026 (1)	1,140,000	1,058,832
SL Green Operating Partnership LP
3.25%, 10/15/2022	6,000,000	5,818,020
SL Green Realty Corp.
4.50%, 12/01/2022	850,000	859,325
Societe Generale SA
4.25%, 04/14/2025 (1)	11,580,000	11,165,270
4.25%, 04/14/2025	5,550,000	5,351,231
4.75%, 11/24/2025 (1)	9,285,000	9,199,783
8.25% (5 Year Swap Rate USD + 6.39%), 09/29/2049 (2)	2,300,000	2,314,490
6.75% (5 Year Swap Rate USD + 3.93%), 10/06/2163 (1)(2)	400,000	373,200
0.00%, 04/04/2164 (14)	4,100,000	4,074,375
Springleaf Finance Corp.
5.25%, 12/15/2019	1,504,000	1,525,688
6.00%, 06/01/2020	290,000	297,975
8.25%, 12/15/2020	7,030,000	7,653,912
7.75%, 10/01/2021	4,360,000	4,712,070
6.13%, 05/15/2022	3,036,000	3,121,767
5.63%, 03/15/2023	3,700,000	3,686,125
6.88%, 03/15/2025	363,000	362,819
Standard Chartered Plc
0.00%, 01/20/2023	6,475,000	6,487,827
0.00%, 01/20/2023	7,295,000	7,287,574
Starwood Property Trust Inc
4.75%, 03/15/2025	222,000	212,589
Sunoco LP / Sunoco Finance Corp.
4.88%, 01/15/2023 (1)	204,000	201,960
Synchrony Financial
3.00%, 08/15/2019	1,335,000	1,332,307
4.50%, 07/23/2025	2,778,000	2,678,988
Teachers Insurance & Annuity Association of America
4.38% (3 Month LIBOR USD + 2.66%), 09/15/2054 (1)(2)	4,500,000	4,476,276
Thomson Reuters Corp.
3.35%, 05/15/2026	1,390,000	1,280,604
Trinity Acquisition Plc
3.50%, 09/15/2021	200,000	198,312
UBS AG/Stamford CT
2.38%, 08/14/2019	6,000,000	5,975,510
UBS Group Funding Jersey Ltd.
4.13%, 09/24/2025 (1)	875,000	869,125
UBS Group Funding Switzerland AG
3.49%, 05/23/2023 (1)	4,100,000	4,016,248
2.86% (3 Month LIBOR USD + 0.95%), 08/15/2023 (1)(2)	1,110,000	1,064,856
UDR, Inc.
3.70%, 10/01/2020	3,500,000	3,510,093
4.63%, 01/10/2022	21,000	21,494
UniCredit SpA
3.75%, 04/12/2022 (1)	2,920,000	2,791,438
4.63%, 04/12/2027 (1)	345,000	316,378
Unum Group
3.88%, 11/05/2025	4,925,000	4,746,384
Vanke Real Estate Hong Kong Co. Ltd.
3.95%, 12/23/2019	4,620,000	4,610,326
Ventas Realty LP
2.70%, 04/01/2020	6,000,000	5,947,536
3.25%, 10/15/2026	7,052,000	6,519,789
3.85%, 04/01/2027	1,485,000	1,430,508
4.40%, 01/15/2029	5,710,000	5,675,213
Vereit Operating Partnership LP
3.00%, 02/06/2019	800,000	799,916
4.60%, 02/06/2024	3,740,000	3,759,458
4.88%, 06/01/2026	4,800,000	4,841,459
3.95%, 08/15/2027	4,155,000	3,905,810
Voya Financial, Inc.
3.13%, 07/15/2024	2,680,000	2,527,691
WEA Finance LLC / Westfield UK & Europe Finance Plc
2.70%, 09/17/2019 (1)	7,709,000	7,689,677
Weingarten Realty Investors
3.25%, 08/15/2026	1,665,000	1,528,644
Wells Fargo & Co.
2.60%, 07/22/2020	310,000	306,680
2.63%, 07/22/2022	19,590,000	18,917,518
3.07%, 01/24/2023	8,345,000	8,142,653
3.55%, 09/29/2025	1,290,000	1,256,614
3.00%, 04/22/2026	10,757,000	10,005,101
3.00%, 10/23/2026	770,000	714,100
3.58% (3 Month LIBOR USD + 1.31%), 05/22/2028 (2)	10,290,000	9,864,755
Wells Fargo Bank NA
2.15%, 12/06/2019	4,000,000	3,961,423
2.40%, 01/15/2020	15,000,000	14,881,255
2.85% (3 Month LIBOR USD + 0.50%), 07/23/2021 (2)	1,200,000	1,202,892
3.33% (3 Month LIBOR USD + 0.49%), 07/23/2021 (2)	11,800,000	11,785,784
Welltower, Inc.
4.13%, 04/01/2019	6,000,000	6,019,677
5.25%, 01/15/2022	950,000	990,502
3.95%, 09/01/2023	13,776,000	13,769,902
4.50%, 01/15/2024	650,000	660,539
4.00%, 06/01/2025	4,690,000	4,625,300
4.25%, 04/15/2028	321,000	317,810
WeWork Cos, Inc.
7.88%, 05/01/2025 (1)	264,000	256,740
Willis North America, Inc.
3.60%, 05/15/2024	12,215,000	11,866,468
WPC Eurobond BV
2.13%, 04/15/2027	EUR 400,000	459,197
Yanlord Land HK Co. Ltd.
6.75%, 04/23/2023	$5,200,000	5,195,055
		2,008,590,419
Industrials - 2.22%
3M Co.
3.00%, 09/14/2021	4,260,000	4,252,431
Airbus Group Finance BV
2.70%, 04/17/2023 (1)	1,610,000	1,556,954
Amcor Finance USA, Inc.
3.63%, 04/28/2026 (1)	2,990,000	2,827,889
4.50%, 05/15/2028 (1)	4,100,000	4,065,880
AP Moller - Maersk A/S
2.88%, 09/28/2020 (1)	170,000	167,459
Arconic, Inc.
6.15%, 08/15/2020	2,730,000	2,832,375
5.87%, 02/23/2022	1,520,000	1,588,400
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
4.25%, 09/15/2022 (1)	400,000	394,800
4.63%, 05/15/2023 (1)	1,315,000	1,303,494
7.25%, 05/15/2024 (1)	800,000	837,000
6.00%, 02/15/2025 (1)	1,200,000	1,178,400
Arrow Electronics, Inc.
3.50%, 04/01/2022	480,000	471,656
3.25%, 09/08/2024	131,000	123,788
4.00%, 04/01/2025	3,622,000	3,508,315
Associated Materials LLC / AMH New Finance Inc.
9.00%, 01/01/2024 (1)	1,400,000	1,456,000
Autoridad del Canal de Panama
4.95%, 07/29/2035 (1)	200,000	206,500
Aviation Capital Group Corp.
2.88%, 01/20/2022 (1)	7,943,000	7,692,655
4.88%, 10/01/2025 (1)	2,789,000	2,837,068
Avnet, Inc.
3.75%, 12/01/2021	2,210,000	2,203,398
4.88%, 12/01/2022	5,855,000	6,006,113
4.63%, 04/15/2026	12,420,000	12,332,436
Avolon Holdings Funding Ltd.
5.50%, 01/15/2023 (1)	1,830,000	1,857,450
5.13%, 10/01/2023 (1)	8,850,000	8,927,437
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 (1)	9,333,000	9,536,470
Ball Corp.
4.38%, 12/15/2020	752,000	761,400
4.00%, 11/15/2023	750,000	732,187
Berry Global, Inc.
4.50%, 02/15/2026 (1)	1,992,000	1,892,400
Boral Finance Pty Ltd.
3.00%, 11/01/2022 (1)	2,444,000	2,351,280
3.75%, 05/01/2028 (1)	3,520,000	3,278,013
Brambles USA, Inc.
4.13%, 10/23/2025 (1)	280,000	276,762
Canadian Pacific Railway Co.
4.50%, 01/15/2022	110,000	113,252
Caterpillar Financial Services Corp.
2.95%, 05/15/2020	8,590,000	8,586,633
3.15%, 09/07/2021	3,615,000	3,608,818
Caterpillar, Inc.
3.90%, 05/27/2021	3,110,000	3,166,539
CCCI Treasure Ltd.
3.50% (5 Year CMT Rate + 7.19%), 12/29/2049 (2)	200,000	197,531
Clean Harbors, Inc.
5.13%, 06/01/2021	930,000	932,325
CRCC Yupeng Ltd.
3.95% (5 Year CMT Rate + 7.25%), 02/28/2049 (2)	200,000	199,646
Crown Americas LLC / Crown Americas Capital Corp. V
4.25%, 09/30/2026	845,000	773,175
DAE Funding LLC
4.00%, 08/01/2020 (1)	2,790,000	2,758,612
4.50%, 08/01/2022 (1)	230,000	224,250
5.00%, 08/01/2024 (1)	9,036,000	8,843,985
Eastern Creation Investment Holdings Ltd.
3.63%, 03/20/2019	200,000	199,662
Embraer Netherlands Finance BV
5.40%, 02/01/2027	7,085,000	7,226,700
Embraer Overseas Ltd.
5.70%, 09/16/2023 (1)	3,575,000	3,700,125
Flex Ltd.
4.63%, 02/15/2020	280,000	283,645
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/2022 (1)	3,400,000	3,485,000
6.50%, 10/01/2025 (1)	2,000,000	1,985,900
GATX Corp.
4.85%, 06/01/2021	220,000	226,628
General Dynamics Corp.
3.00%, 05/11/2021	10,865,000	10,804,917
General Electric Co.
5.00% (3 Month LIBOR USD + 3.33%), 12/29/2049 (2)	3,814,000	3,718,173
Graphic Packaging International LLC
4.88%, 11/15/2022	400,000	402,000
4.13%, 08/15/2024	619,000	603,383
Greenbrier Cos, Inc.
2.88%, 02/01/2024	1,798,000	2,126,210
Harris Corp.
2.82% (3 Month LIBOR USD + 0.48%), 04/30/2020 (2)	100,000	99,974
Heathrow Funding Ltd.
4.88%, 07/15/2021 (1)	6,620,000	6,864,841
ICTSI Treasury BV
5.88%, 09/17/2025	5,000,000	5,173,390
Itron, Inc.
5.00%, 01/15/2026 (1)	800,000	768,000
Jabil, Inc.
4.70%, 09/15/2022	3,685,000	3,746,539
John Deere Capital Corp.
2.55%, 01/08/2021	3,340,000	3,295,956
Keysight Technologies, Inc.
4.55%, 10/30/2024	2,564,000	2,590,344
4.60%, 04/06/2027	4,945,000	4,942,879
Komatsu Finance America, Inc.
2.44%, 09/11/2022	860,000	822,223
L3 Technologies, Inc.
4.40%, 06/15/2028	7,324,000	7,298,563
Lockheed Martin Corp.
2.90%, 03/01/2025	5,635,000	5,385,001
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	265,000	266,513
Masco Corp.
3.50%, 04/01/2021	6,563,000	6,559,083
Multi-Color Corp.
4.88%, 11/01/2025 (1)	800,000	748,000
Norfolk Southern Co.
3.25%, 12/01/2021	160,000	159,511
Norfolk Southern Corp.
3.00%, 04/01/2022	480,000	472,216
Northrop Grumman Corp.
3.20%, 02/01/2027	2,000,000	1,885,191
3.25%, 01/15/2028	3,730,000	3,507,439
OI European Group BV
4.00%, 03/15/2023 (1)	577,000	548,150
Owens Corning
4.20%, 12/15/2022	35,000	35,072
4.20%, 12/01/2024	1,347,000	1,333,720
Park Aerospace Holdings Ltd.
3.63%, 03/15/2021 (1)	261,000	254,444
5.25%, 08/15/2022 (1)	5,514,000	5,569,140
4.50%, 03/15/2023 (1)	465,000	453,956
5.50%, 02/15/2024 (1)	3,667,000	3,754,091
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/2023 (1)	400,000	398,964
Penske Truck Leasing Co. Lp / PTL Finance Corp.
3.20%, 07/15/2020 (1)	200,000	198,949
3.38%, 02/01/2022 (1)	2,995,000	2,952,628
4.88%, 07/11/2022 (1)	8,116,000	8,364,046
2.70%, 03/14/2023 (1)	594,000	561,531
Republic Services, Inc.
2.90%, 07/01/2026	3,000,000	2,789,548
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	2,078,736	2,083,933
5.84% (3 Month LIBOR USD + 3.50%), 07/15/2021 (1)(2)	1,200,000	1,216,500
Ryder System, Inc.
2.88%, 09/01/2020	110,000	109,213
3.45%, 11/15/2021	2,680,000	2,668,038
SBA Tower Trust
2.90%, 10/15/2019 (1)	1,650,000	1,646,721
2.88%, 07/09/2021 (1)	3,000,000	2,950,062
3.17%, 04/11/2022 (1)	2,825,000	2,770,416
3.87%, 10/08/2024 (1)	10,376,000	10,348,508
Sealed Air Corp.
5.25%, 04/01/2023 (1)	1,000,000	1,017,500
5.50%, 09/15/2025 (1)	1,545,000	1,577,831
SMBC Aviation Capital Finance DAC
4.13%, 07/15/2023 (1)	13,215,000	13,229,018
Spirit AeroSystems, Inc.
3.13% (3 Month LIBOR USD + 0.80%), 06/15/2021 (2)	3,080,000	3,086,658
Textron, Inc.
2.89% (3 Month LIBOR USD + 0.55%), 11/10/2020 (2)	830,000	829,231
Triumph Group, Inc.
4.88%, 04/01/2021	1,208,000	1,165,720
5.25%, 06/01/2022	482,000	454,285
Tutor Perini Corp.
2.88%, 06/15/2021	4,060,000	4,141,200
Union Pacific Corp.
3.95%, 09/10/2028	4,640,000	4,649,600
United Technologies Co.
3.10%, 06/01/2022	2,915,000	2,869,822
4.50%, 06/01/2042	2,250,000	2,224,096
United Technologies Corp.
1.90%, 05/04/2020	5,360,000	5,251,853
2.97% (3 Month LIBOR USD + 0.65%), 08/16/2021 (2)	820,000	822,180
3.35%, 08/16/2021	11,052,000	11,036,102
3.65%, 08/16/2023	2,276,000	2,264,684
3.95%, 08/16/2025	358,000	355,728
4.13%, 11/16/2028	1,200,000	1,191,926
4.45%, 11/16/2038	196,000	194,390
4.63%, 11/16/2048	2,553,000	2,553,162
Votorantim Cimentos SA
7.25%, 04/05/2041 (1)	10,431,000	10,339,729
WestRock Co.
3.00%, 09/15/2024 (1)	4,000,000	3,780,283
		330,251,810
Real Estate - 0.11%
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020	1,827,000	1,810,396
4.60%, 04/01/2022	4,407,000	4,522,626
3.95%, 01/15/2027	3,440,000	3,315,782
4.50%, 07/30/2029	636,000	632,967
Digital Realty Trust LP
5.88%, 02/01/2020	4,240,000	4,348,419
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	1,270,000	1,288,368
Store Capital Corp.
4.50%, 03/15/2028	128,000	124,835
		16,043,393
Technology - 1.80%
Activision Blizzard, Inc.
2.60%, 06/15/2022	4,300,000	4,163,953
Analog Devices, Inc.
2.85%, 03/12/2020	3,925,000	3,902,788
Apple, Inc.
1.55%, 02/08/2019	4,655,000	4,640,659
2.10%, 05/06/2019	2,030,000	2,024,870
1.10%, 08/02/2019	2,245,000	2,216,027
1.90%, 02/07/2020	10,195,000	10,074,527
1.55%, 08/04/2021	11,090,000	10,637,323
2.40%, 05/03/2023	2,780,000	2,672,047
3.00%, 02/09/2024	1,420,000	1,391,722
3.20%, 05/13/2025	1,980,000	1,941,153
4.65%, 02/23/2046	1,250,000	1,348,184
Baidu, Inc.
3.88%, 09/29/2023	11,855,000	11,724,595
4.38%, 03/29/2028	1,850,000	1,822,681
BMC Software Finance, Inc.
8.13%, 07/15/2021 (1)	5,068,000	5,180,003
Broadcom Corp. / Broadcom Cayman Finance Ltd.
2.38%, 01/15/2020	10,514,000	10,390,645
2.20%, 01/15/2021	115,000	111,420
3.00%, 01/15/2022	13,036,000	12,698,078
3.63%, 01/15/2024	19,646,000	19,052,577
3.13%, 01/15/2025	1,155,000	1,072,609
3.88%, 01/15/2027	11,610,000	10,949,518
Cadence Design Systems, Inc.
4.38%, 10/15/2024	3,153,000	3,174,235
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%, 03/01/2025 (1)	780,000	774,150
Dell International LLC / EMC Corp.
3.48%, 06/01/2019 (1)	10,545,000	10,571,810
4.42%, 06/15/2021 (1)	3,045,000	3,090,112
6.02%, 06/15/2026	4,100,000	4,366,280
Diamond 1 Finance Co. / Diamond 2 Finance Co.
6.02%, 06/15/2026 (1)	6,790,000	7,230,985
EMC Corp.
2.65%, 06/01/2020	6,718,000	6,595,542
First Data Corp.
5.00%, 01/15/2024 (1)	845,000	849,859
Intel Corp.
1.70%, 05/19/2021	2,215,000	2,139,606
3.30%, 10/01/2021	4,055,000	4,079,330
2.70%, 12/15/2022	8,055,000	7,879,004
International Business Machines Co.
2.25%, 02/19/2021	10,858,000	10,638,437
InterXion Holding NV
4.75%, 06/15/2025 (1)	EUR 100,000	121,713
IQVIA, Inc.
2.88%, 09/15/2025 (1)	100,000	114,375
5.00%, 10/15/2026 (1)	$1,350,000	1,322,325
Microchip Technology, Inc.
3.92%, 06/01/2021 (1)	7,615,000	7,569,859
4.33%, 06/01/2023 (1)	15,130,000	15,032,761
Microsoft Corp.
1.10%, 08/08/2019	8,930,000	8,815,677
1.85%, 02/06/2020	400,000	395,137
1.85%, 02/12/2020	6,280,000	6,199,895
MSCI, Inc.
4.75%, 08/01/2026 (1)	180,000	178,650
NetApp, Inc.
3.38%, 06/15/2021	490,000	488,184
3.30%, 09/29/2024	152,000	145,101
Nuance Communications, Inc.
1.00%, 12/15/2035	5,850,000	5,504,318
NXP BV / NXP Funding LLC
4.13%, 06/15/2020 (1)	459,000	461,295
4.13%, 06/01/2021 (1)	2,828,000	2,837,191
3.88%, 09/01/2022 (1)	3,395,000	3,361,050
Oracle Co.
2.80%, 07/08/2021	10,685,000	10,603,222
Oracle Corp.
1.90%, 09/15/2021	15,010,000	14,485,446
3.25%, 11/15/2027	1,980,000	1,904,840
Rovi Corp.
0.50%, 03/01/2020	930,000	883,715
Seagate HDD Cayman
4.75%, 01/01/2025	3,297,000	3,159,929
4.88%, 06/01/2027	855,000	799,562
5.75%, 12/01/2034	1,022,000	924,319
VMware, Inc.
2.30%, 08/21/2020	1,430,000	1,401,787
2.95%, 08/21/2022	940,000	904,597
3.90%, 08/21/2027	160,000	151,280
Western Digital Corp.
4.75%, 02/15/2026	872,000	843,289
		268,014,246
Utilities - 1.97%
AEP Texas, Inc.
3.85%, 10/01/2025 (1)	1,500,000	1,489,664
AEP Transmission Co. LLC
3.10%, 12/01/2026	1,575,000	1,497,390
American Electric Power Co., Inc.
2.15%, 11/13/2020	330,000	322,951
2.95%, 12/15/2022	400,000	390,929
American Water Capital Corp.
4.20%, 09/01/2048	1,425,000	1,398,447
Ausgrid Finance Pty Ltd.
3.85%, 05/01/2023 (1)	9,410,000	9,348,460
4.35%, 08/01/2028 (1)	1,725,000	1,714,694
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	170,000	165,412
Black Hills Corp.
2.50%, 01/11/2019	1,555,000	1,553,219
4.35%, 05/01/2033	6,250,000	6,117,291
British Transco International Finance BV
0.00%, 11/04/2021	400,000	355,034
Chugoku Electric Power Co., Inc.
2.70%, 03/16/2020	900,000	890,510
Cleco Power LLC
6.00%, 12/01/2040	1,000,000	1,145,422
Dominion Energy, Inc.
1.88%, 12/15/2018 (1)	4,500,000	4,492,528
Duke Energy Carolinas LLC
4.25%, 12/15/2041	1,650,000	1,650,141
3.88%, 03/15/2046	2,750,000	2,549,982
3.70%, 12/01/2047	2,500,000	2,271,125
Duke Energy Corp.
2.82% (3 Month LIBOR USD + 0.50%), 05/14/2021 (1)(2)(14)	546,000	547,431
3.55%, 09/15/2021	2,185,000	2,190,244
3.05%, 08/15/2022	2,060,000	2,017,909
2.65%, 09/01/2026	1,465,000	1,323,888
Duke Energy Progress LLC
3.25%, 08/15/2025	2,613,000	2,538,562
3.70%, 09/01/2028	4,050,000	4,014,847
4.10%, 03/15/2043	900,000	881,965
4.20%, 08/15/2045	1,000,000	988,776
Duquesne Light Holdings, Inc.
6.40%, 09/15/2020 (1)	400,000	418,766
5.90%, 12/01/2021 (1)	1,500,000	1,574,181
Emera US Finance LP
2.70%, 06/15/2021	170,000	165,017
Enel Americas SA
4.00%, 10/25/2026	2,600,000	2,468,700
Enel Chile SA
4.88%, 06/12/2028	3,820,000	3,853,998
Enel Finance International NV
2.75%, 04/06/2023 (1)	8,060,000	7,530,202
3.63%, 05/25/2027 (1)	3,175,000	2,874,189
Entergy Corp.
5.13%, 09/15/2020	2,852,000	2,926,906
4.00%, 07/15/2022	925,000	935,722
Entergy Texas, Inc.
7.13%, 02/01/2019	4,000,000	4,053,671
Eskom Holdings SOC Ltd.
6.35%, 08/10/2028 (1)	8,275,000	8,240,642
Eversource Energy
2.75%, 03/15/2022	2,634,000	2,577,592
Exelon Corp.
2.85%, 06/15/2020	2,975,000	2,948,728
FirstEnergy Corp.
2.85%, 07/15/2022	2,075,000	2,005,534
3.90%, 07/15/2027	14,910,000	14,496,407
FirstEnergy Transmission LLC
4.35%, 01/15/2025 (1)	7,535,000	7,620,586
Indiana Michigan Power Co.
3.20%, 03/15/2023	3,000,000	2,952,803
Infraestructura Energetica Nova SAB de CV
3.75%, 01/14/2028 (1)	1,685,000	1,518,607
4.88%, 01/14/2048 (1)	1,045,000	905,231
IPALCO Enterprises, Inc.
3.45%, 07/15/2020	280,000	278,673
ITC Holdings Corp.
2.70%, 11/15/2022	610,000	585,006
4.05%, 07/01/2023	3,812,000	3,808,129
3.25%, 06/30/2026	2,000,000	1,887,189
Jersey Central Power & Light Co.
4.70%, 04/01/2024 (1)	150,000	155,482
4.30%, 01/15/2026 (1)	1,000,000	1,001,974
Kansas City Power & Light Co.
3.65%, 08/15/2025	3,550,000	3,489,745
KazMunayGas National Co. JSC
4.75%, 04/19/2027	4,600,000	4,608,648
KeySpan Gas East Corp.
2.74%, 08/15/2026 (1)	4,500,000	4,139,138
LG&E & KU Energy LLC
4.38%, 10/01/2021	500,000	509,692
Metropolitan Edison Co.
4.00%, 04/15/2025 (1)	4,000,000	3,959,598
MidAmerican Energy Co.
4.25%, 05/01/2046	949,000	952,929
NextEra Energy Capital Holdings, Inc.
2.40%, 09/15/2019	793,000	788,679
3.34%, 09/01/2020	3,400,000	3,406,892
2.82% (3 Month LIBOR USD + 0.48%), 05/04/2021 (2)	7,000,000	7,019,431
2.86% (3 Month LIBOR USD + 0.55%), 08/28/2021 (2)	9,000,000	8,997,668
NextEra Energy Operating Partners LP
4.25%, 09/15/2024 (1)	700,000	686,000
4.50%, 09/15/2027 (1)	809,000	774,618
NiSource, Inc.
2.65%, 11/17/2022	750,000	715,619
Northern States Power Co./MN
4.00%, 08/15/2045	1,000,000	979,212
3.60%, 09/15/2047	1,800,000	1,631,127
NRG Energy, Inc.
7.25%, 05/15/2026	950,000	1,033,762
5.75%, 01/15/2028 (1)	230,000	232,300
Origin Energy Finance Ltd.
3.50%, 10/09/2018 (1)	1,160,000	1,159,977
Pennsylvania Electric Co.
5.20%, 04/01/2020	780,000	797,845
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/2024	3,000,000	3,019,338
Perusahaan Gas Negara Persero Tbk PT
5.13%, 05/16/2024	2,100,000	2,113,537
Perusahaan Listrik Negara PT
5.45%, 05/21/2028 (1)	4,400,000	4,517,590
PPL WEM Ltd. / Western Power Distribution Ltd.
5.38%, 05/01/2021 (1)	2,615,000	2,708,796
Progress Energy, Inc.
4.40%, 01/15/2021	700,000	713,478
Public Service Co. of New Mexico
3.85%, 08/01/2025	2,000,000	1,981,456
Public Service Enterprise Group, Inc.
2.00%, 11/15/2021	600,000	571,357
Puget Energy, Inc.
6.50%, 12/15/2020	2,903,000	3,075,693
Rockies Express Pipeline LLC
6.00%, 01/15/2019 (1)	1,249,000	1,256,806
Rockpoint Gas Storage Canada Ltd.
7.00%, 03/31/2023 (1)	30,000	30,450
Ruby Pipeline LLC
6.00%, 04/01/2022 (1)	4,469,697	4,591,967
Sempra Energy
3.25%, 06/15/2027	8,634,000	8,044,235
3.40%, 02/01/2028	4,707,000	4,403,308
3.80%, 02/01/2038	5,345,000	4,815,448
4.00%, 02/01/2048	760,000	676,525
SEMPRA ENERGY
2.40%, 03/15/2020	3,592,000	3,543,155
South Carolina Electric & Gas Co.
4.25%, 08/15/2028	5,000,000	4,976,897
Southern Co.
2.80% (3 Month LIBOR USD + 0.49%), 02/14/2020 (1)(2)	11,500,000	11,500,260
2.35%, 07/01/2021	1,425,000	1,381,676
3.25%, 07/01/2026	8,000,000	7,457,945
Southern Co. Gas Capital Corp.
3.50%, 09/15/2021	3,250,000	3,241,180
4.40%, 05/30/2047	1,915,000	1,820,946
Southern Power Co.
2.89% (3 Month LIBOR USD + 0.55%), 12/20/2020 (1)(2)	600,000	600,129
Southwestern Electric Power Co.
4.10%, 09/15/2028	10,000,000	9,995,504
Spire, Inc.
3.54%, 02/27/2024	5,000,000	4,859,823
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/2024	4,300,000	4,350,173
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/2022 (1)	3,700,000	3,576,473
3.75%, 05/02/2023 (1)	4,235,000	4,220,474
Tucson Electric Power Co.
5.15%, 11/15/2021	2,515,000	2,596,670
3.05%, 03/15/2025	3,000,000	2,850,769
Vistra Operations Co. LLC
5.50%, 09/01/2026 (1)	2,730,000	2,760,713
WEC Energy Group, Inc.
3.38%, 06/15/2021	5,175,000	5,176,397
		292,952,804
Total Corporate Bonds (Cost $5,588,870,489)		$5,524,837,276

Government Related - 25.03%
Abu Dhabi Government International Bond
2.50%, 10/11/2022 (1)	2,400,000	2,309,040
3.13%, 10/11/2027 (1)	2,400,000	2,268,000
4.13%, 10/11/2047 (1)	1,900,000	1,814,500
Africa Finance Corp.
3.88%, 04/13/2024 (1)	1,085,000	1,032,594
Argentina Bocon
30.13% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.00%), 10/04/2022 (2)	ARS 3,900,000	158,277
Argentina Bonar Bonds
45.24% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.50%), 03/11/2019 (2)	1,300,000	31,724
45.38% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.25%), 03/01/2020 (2)	3,000,000	73,457
37.72% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 04/03/2022 (2)	163,749,000	3,771,363
Argentina POM Politica Monetaria
43.08% (Argentina Blended Historical Policy Rate), 06/21/2020 (2)	141,745,000	4,066,348
Argentine Republic Government International Bond
6.25%, 04/22/2019	$150,000	150,000
3.88%, 01/15/2022	EUR 16,200,000	16,978,504
5.63%, 01/26/2022	$445,000	401,390
4.63%, 01/11/2023	9,507,000	8,024,003
3.38%, 01/15/2023	EUR 600,000	595,500
7.50%, 04/22/2026	$150,000	133,500
5.00%, 01/15/2027	EUR 1,900,000	1,766,449
6.88%, 01/26/2027	$300,000	255,000
5.88%, 01/11/2028	4,165,000	3,298,680
5.25%, 01/15/2028	EUR 500,000	461,889
7.82%, 12/31/2033	220,177	243,238
7.13%, 07/06/2036	$200,000	159,500
2.26%, 12/31/2038 (3)	EUR 179,000	122,362
2.50%, 12/31/2038 (3)	$8,856,000	5,207,328
6.25%, 11/09/2047	EUR 200,000	176,809
6.88%, 01/11/2048	$1,600,000	1,232,000
Autonomous Community of Catalonia
4.95%, 02/11/2020	EUR 50,000	60,838
4.90%, 09/15/2021	50,000	62,294
Bahamas Government International Bond
6.00%, 11/21/2028 (1)	$7,980,000	8,119,650
Bay Area Toll Authority
6.26%, 04/01/2049	650,000	886,795
Bermuda Government International Bond
5.60%, 07/20/2020 (1)	490,000	507,998
4.14%, 01/03/2023 (1)	3,244,000	3,287,470
4.85%, 02/06/2024 (1)	815,000	848,056
3.72%, 01/25/2027	2,310,000	2,196,325
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	2,540,000	2,547,976
City of New York NY
3.55%, 12/01/2028	3,645,000	3,548,918
6.27%, 12/01/2037	800,000	1,008,568
Colombia Government International Bond
4.00%, 02/26/2024	9,540,000	9,540,000
Colombian TES
10.00%, 07/24/2024	COP 21,346,100,000	8,480,414
7.50%, 08/26/2026	28,854,400,000	10,209,508
Commonwealth of Puerto Rico
5.00%, 07/01/2021 (12)	$240,000	138,600
4.13%, 07/01/2022 (12)	100,000	57,750
5.70%, 07/01/2023 (12)	170,000	100,300
5.25%, 07/01/2026 (12)	200,000	118,000
5.00%, 07/01/2028 (12)	20,000	11,800
5.13%, 07/01/2028 (12)	30,000	17,700
5.38%, 07/01/2030 (12)	165,000	95,288
5.13%, 07/01/2031 (12)	2,590,000	1,528,100
5.50%, 07/01/2032 (12)	1,610,000	949,900
8.00%, 07/01/2035 (12)	800,000	463,000
5.13%, 07/01/2037 (12)	190,000	109,725
5.25%, 07/01/2037 (12)	100,000	59,000
5.75%, 07/01/2038 (12)	80,000	47,200
6.00%, 07/01/2038 (12)	610,000	359,900
5.50%, 07/01/2039 (12)	520,000	300,300
6.00%, 07/01/2039 (12)	55,000	32,450
6.50%, 07/01/2040 (12)	30,000	17,325
5.00%, 07/01/2041 (12)	395,000	228,112
5.75%, 07/01/2041 (12)	100,000	57,750
East Bay Municipal Utility District Water System Revenue
5.87%, 06/01/2040	985,000	1,224,030
European Investment Bank
1.75%, 06/17/2019	2,850,000	2,832,785
2.38%, 05/13/2021	20,185,000	19,879,737
Hellenic Republic Government Bond
4.75%, 04/17/2019 (1)	EUR 9,230,000	10,907,912
Indonesia Government International Bond
3.70%, 01/08/2022 (1)	$5,010,000	4,978,983
3.75%, 04/25/2022 (1)	4,495,000	4,458,321
2.95%, 01/11/2023	1,895,000	1,810,011
4.13%, 01/15/2025	5,495,000	5,404,717
Inter-American Development Bank
2.63%, 04/19/2021	20,000,000	19,816,940
International Bank for Reconstruction & Development
2.75%, 07/23/2021	20,000,000	19,875,040
Israel Government Bond - Fixed
3.75%, 03/31/2047	ILS 12,000,000	3,682,575
Los Angeles Department of Water
6.01%, 07/01/2039	$675,000	814,988
Massachusetts Educational Financing Authority
3.85%, 04/25/2033	5,305,000	5,258,263
Metropolitan Transportation Authority
7.34%, 11/15/2039	475,000	677,398
Metropolitan Water District of Southern California
6.54%, 07/01/2039	935,000	959,778
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/2038	1,000,000	1,207,220
Mexico Government International Bond
4.00%, 10/02/2023	3,516,000	3,539,381
3.60%, 01/30/2025	1,060,000	1,029,260
4.13%, 01/21/2026	8,200,000	8,123,986
3.75%, 01/11/2028	7,400,000	7,048,500
New York City Transitional Finance Authority Future Tax Secured Revenue
2.80%, 02/01/2026	1,850,000	1,742,312
5.27%, 05/01/2027	3,500,000	3,866,415
3.73%, 08/01/2029	2,015,000	1,988,422
New York City Water & Sewer System
5.75%, 06/15/2041	240,000	297,554
5.95%, 06/15/2042	810,000	1,029,583
New York State Dormitory Authority
5.05%, 09/15/2027	1,800,000	1,967,022
5.50%, 03/15/2030	2,000,000	2,240,920
Peru Government Bond
6.15%, 08/12/2032 (1)	PEN 36,960,000	11,387,776
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/2024	$400,000	400,000
Peruvian Government International Bond
5.70%, 08/12/2024	PEN 8,000,000	2,525,347
8.20%, 08/12/2026 (1)	5,600,000	2,001,635
Province of Ontario Canada
2.00%, 01/30/2019	$6,880,000	6,867,602
2.50%, 09/10/2021	945,000	926,164
Provincia de Buenos Aires/Argentina
41.14% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%, 27.00% Floor), 04/12/2025 (2)	ARS 246,115,000	5,121,360
Puerto Rico Electric Power Authority
6.05%, 07/01/2032 (12)	$100,000	63,250
Qatar Government International Bond
3.88%, 04/23/2023 (1)	10,475,000	10,548,325
4.50%, 04/23/2028 (1)	400,000	411,600
5.10%, 04/23/2048 (1)	1,000,000	1,040,000
Romania Government Bond
5.85%, 04/26/2023	RON 24,820,000	6,580,277
Saudi Government International Bond
2.88%, 03/04/2023 (1)	$2,200,000	2,124,760
4.00%, 04/17/2025 (1)	10,400,000	10,405,200
4.50%, 04/17/2030 (1)	3,700,000	3,716,650
4.63%, 10/04/2047 (1)	1,800,000	1,733,940
5.00%, 04/17/2049 (1)	2,700,000	2,740,500
South Carolina Public Service Authority
2.39%, 12/01/2023	960,000	892,262
State Board of Administration Finance Corp.
2.16%, 07/01/2019	1,220,000	1,215,852
State of California
7.95%, 03/01/2036	4,085,000	4,354,202
State of Illinois
5.10%, 06/01/2033	640,000	614,240
6.73%, 04/01/2035	70,000	74,311
7.35%, 07/01/2035	55,000	60,570
State of Texas
4.68%, 04/01/2040	410,000	448,376
Svensk Exportkredit AB
1.13%, 08/28/2019	6,925,000	6,822,441
Texas Public Finance Authority
8.25%, 07/01/2024	5,260,000	5,410,331
Turkey Government International Bond
5.63%, 03/30/2021	800,000	783,600
U.S. Treasury Inflation Indexed Bonds
0.13%, 04/15/2022 (9)	20,580,253	19,997,950
0.63%, 04/15/2023 (9)	37,159,923	36,684,779
0.13%, 07/15/2026 (9)	6,897,881	6,505,385
0.38%, 07/15/2027 (9)	3,968,330	3,792,649
1.00%, 02/15/2048 (9)	7,383,517	7,287,761
U.S. Treasury Note/Bond
2.50%, 06/30/2020	9,290,000	9,242,824
2.63%, 07/31/2020	24,480,000	24,400,631
2.63%, 08/31/2020	65,120,000	64,888,519
1.38%, 04/30/2021	9,300,000	8,957,426
1.38%, 05/31/2021	19,300,000	18,564,187
2.63%, 07/15/2021	104,785,000	104,076,883
2.75%, 07/31/2023	441,870,000	438,003,638
0.00%, 09/30/2023	33,275,000	33,163,217
2.00%, 05/31/2024	58,440,000	55,481,475
2.38%, 08/15/2024 (11)	39,200,000	37,909,156
2.88%, 05/31/2025 (10)	467,200,000	463,422,249
2.75%, 06/30/2025 (10)	720,000,000	708,637,500
2.88%, 07/31/2025	251,900,000	249,794,272
2.00%, 11/15/2026 (11)	44,737,000	41,400,948
2.25%, 02/15/2027 (11)	141,695,000	133,398,093
2.75%, 02/15/2028	40,500,000	39,498,574
2.88%, 08/15/2028	190,795,000	187,903,263
4.63%, 02/15/2040	18,930,000	23,206,997
2.50%, 02/15/2045	62,700,000	54,894,340
3.00%, 05/15/2045 (11)	36,855,000	35,547,799
2.50%, 02/15/2046	12,560,000	10,956,637
2.50%, 05/15/2046	11,105,000	9,679,569
2.88%, 11/15/2046	11,510,000	10,820,299
3.00%, 05/15/2047	8,820,000	8,490,628
2.75%, 08/15/2047	21,355,000	19,547,333
2.75%, 11/15/2047	47,780,000	43,713,101
3.00%, 02/15/2048	71,945,000	69,207,717
3.13%, 05/15/2048 (10)	195,627,000	192,929,488
3.00%, 08/15/2048	212,115,000	204,019,830
University of California
4.60%, 05/15/2031	2,800,000	2,968,896
4.13%, 05/15/2045	190,000	189,403
Venezuela Government International Bond
7.75%, 10/13/2019 (12)	100,000	26,170
6.00%, 12/09/2020 (12)	30,000	7,911
9.00%, 05/07/2023 (12)	7,515,000	2,026,795
8.25%, 10/13/2024 (12)	7,194,000	1,918,640
7.65%, 04/21/2025 (12)	534,000	142,418
11.75%, 10/21/2026 (12)	120,000	32,964
9.25%, 09/15/2027 (12)	1,049,000	285,013
9.25%, 05/07/2028 (12)	420,000	110,754
11.95%, 08/05/2031	200,000	54,740
7.00%, 03/31/2038 (12)	187,000	48,564
Total Government Related (Cost $3,769,750,726)		$3,720,498,474
Mortgage-Backed Obligations - 21.32%
225 Liberty Street Trust 2016-225L
3.60%, 02/10/2036 (1)	3,010,000	2,973,441
280 Park Avenue 2017-280P Mortgage Trust
3.04% (1 Month LIBOR USD + 0.88%, 0.88% Floor), 09/15/2034 (1)(2)	2,670,000	2,671,656
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033	839,335	860,059
6.00%, 12/25/2033	234,917	235,558
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034	549,058	563,196
5.50%, 08/25/2034	647,582	663,215
Alternative Loan Trust 2005-56
2.95% (1 Month LIBOR USD + 0.73%, 0.73% Floor), 11/25/2035 (2)	6,436,389	6,478,410
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036	15,330,789	12,904,201
Alternative Loan Trust 2006-HY12
3.85%, 08/25/2036 (4)	370,525	379,666
Alternative Loan Trust 2006-OA17
2.36% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 12/20/2046 (2)	21,077,145	18,007,023
Alternative Loan Trust 2006-OA3
2.42% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 05/25/2036 (2)	7,459,156	6,722,495
Alternative Loan Trust 2006-OA7
2.78% (12 Month US Treasury Average + 0.94%, 0.94% Floor), 06/25/2046 (2)	16,614,799	14,818,701
Alternative Loan Trust 2007-OA2
2.35% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 03/25/2047 (2)	15,133,824	12,546,423
Ashford Hospitality Trust 2018-ASHF
3.06% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 04/15/2035 (1)(2)	1,302,512	1,309,332
3.41% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 04/15/2035 (1)(2)	1,530,000	1,528,620
3.56% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 04/15/2035 (1)(2)	715,000	714,686
Ashford Hospitality Trust 2018-KEYS
3.16% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 05/15/2035 (1)(2)	6,850,000	6,858,580
Atrium Hotel Portfolio Trust
3.09% (1 Month LIBOR USD + 0.93%), 12/15/2036 (1)(2)	3,120,000	3,121,951
3.66% (1 Month LIBOR USD + 1.50%), 12/15/2036 (1)(2)	1,095,000	1,096,368
Aventura Mall Trust
4.11%, 07/05/2040 (1)(4)	10,180,000	10,371,144
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030 (1)	3,010,000	2,971,539
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.09%, 08/10/2038 (1)(4)	16,890,000	17,224,581
BAMLL Re-REMIC Trust 2016-RRLD11
6.18%, 06/17/2050 (1)(4)	9,240,810	9,190,578
6.18%, 06/17/2050 (1)(4)	100,000	52,690
Banc of America Commercial Mortgage Trust 2007-5
6.23%, 02/10/2051 (4)	9,321,914	9,544,428
Banc of America Funding 2015-R7 Trust
2.51% (12 Month US Treasury Average + 0.92%), 09/26/2046 (1)(2)	1,699,972	1,708,743
Banc of America Funding 2015-R8 Trust
2.59%, 11/26/2046 (1)(4)	2,543,672	2,560,349
Bank 2017-BNK4
4.00%, 05/15/2050	960,000	947,716
Bank 2017-BNK5
3.39%, 06/15/2060	1,695,000	1,644,751
3.90%, 06/15/2060 (4)	1,167,000	1,150,303
Bank 2017-BNK9
4.03%, 11/15/2054 (4)	3,910,000	3,864,078
Bayview Opportunity Master Fund IVa Trust 2017-RT1
3.00%, 03/28/2057 (1)(4)	211,013	206,084
BBCCRE Trust 2015-GTP
4.70%, 08/10/2033 (1)(4)	2,715,000	2,695,160
BBCMS Trust 2018-CBM
3.06% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 07/15/2037 (1)(2)	2,945,000	2,947,775
Bear Stearns ALT-A Trust 2005-1
3.34% (1 Month LIBOR USD + 1.13%, 0.75% Floor, 11.50% Cap), 01/25/2035 (2)	6,750,000	5,956,723
Bear Stearns ARM Trust 2003-3
4.05%, 05/25/2033 (4)	781,423	794,484
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041 (1)(4)	3,854,440	3,632,526
BX Trust 2017-IMC
4.41% (1 Month LIBOR USD + 2.25%, 2.25% Floor), 10/15/2032 (1)(2)	1,440,000	1,443,603
BX Trust 2018-GW
2.96% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 05/15/2035 (1)(2)	4,785,000	4,769,983
BXP Trust 2017-GM
3.38%, 06/13/2039 (1)	6,185,000	5,978,582
CD 2007-CD5 Mortgage Trust
6.43%, 11/15/2044 (1)(4)(14)	13,680,000	13,676,854
CD 2016-CD2 Mortgage Trust
2.91%, 11/10/2049 (4)	885,000	725,685
CD 2017-CD6 Mortgage Trust
3.46%, 11/13/2050	1,695,000	1,651,748
CD 2018-CD7 Mortgage Trust
5.01%, 08/15/2051 (4)	8,190,000	8,435,367
CGBAM Commercial Mortgage Trust 2015-SMRT
2.81%, 04/10/2028 (1)	1,500,000	1,491,294
CGGS Commercial Mortgage Trust 2018-WSS
3.06% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 02/15/2037 (1)(2)	3,950,000	3,953,710
3.51% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 02/15/2037 (1)(2)	1,580,000	1,586,913
4.46% (1 Month LIBOR USD + 2.30%, 2.30% Floor), 02/15/2037 (1)(2)	3,870,000	3,894,210
0.00%, 02/17/2037	1,715,000	1,717,146
CGRBS Commercial Mortgage Trust 2013-VN05
3.37%, 03/13/2035 (1)	2,880,000	2,857,178
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037 (1)	3,323,931	2,742,928
CIM Trust
2.30%, 05/25/2057 (1)(4)	3,776,161	3,733,279
4.10% (1 Month LIBOR USD + 2.00%, 2.00% Floor), 10/25/2057 (1)(2)	5,961,165	6,059,479
CIM Trust 2018-R4
4.07%, 12/26/2057 (1)(4)	16,289,760	16,240,259
CIM Trust 2018-R5
3.75%, 07/25/2058 (1)(4)	18,368,756	18,246,732
Citigroup Commercial Mortgage Trust 2015-GC27
2.69%, 02/10/2048	1,700,000	1,692,243
3.57%, 02/10/2048	430,000	421,611
Citigroup Commercial Mortgage Trust 2015-GC33
4.11%, 09/10/2058	1,350,000	1,357,602
Citigroup Commercial Mortgage Trust 2016-P3
3.06%, 04/15/2049	1,225,000	1,174,272
Citigroup Commercial Mortgage Trust 2018-B2
4.83%, 03/10/2051 (4)	1,195,000	1,193,051
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068 (1)(4)	1,292,824	1,287,698
Clavis Securities Plc
0.97% (3 Month LIBOR GBP + 0.17%), 12/15/2032 (2)	GBP 1,261,386	1,595,896
CLNS Trust 2017-IKPR
2.93% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 06/11/2032 (1)(2)	$315,000	315,099
COLT 2017-1 Mortgage Loan Trust
2.61%, 05/27/2047 (1)(4)	213,339	211,716
COLT 2017-2 Mortgage Loan Trust
2.77%, 10/25/2047 (1)(4)	459,421	456,522
COLT 2018-1 Mortgage Loan Trust
2.93%, 02/25/2048 (1)(4)	914,711	910,025
2.98%, 02/25/2048 (1)(4)	262,260	261,060
COLT 2018-2 Mortgage Loan Trust
3.47%, 07/27/2048 (1)(4)	5,035,523	5,017,851
4.19%, 07/27/2048 (1)(4)	1,095,000	1,094,086
COLT 2018-3 Mortgage Loan Trust
3.69%, 10/26/2048 (1)(4)	7,365,000	7,378,063
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030 (1)	720,000	746,097
COMM 2013-CCRE12 Mortgage Trust
4.05%, 10/10/2046	1,830,000	1,877,442
COMM 2013-SFS Mortgage Trust
3.09%, 04/12/2035 (1)(4)	1,445,000	1,411,310
COMM 2014-277P Mortgage Trust
3.73%, 08/10/2049 (1)(4)	735,000	738,280
COMM 2014-CCRE20 Mortgage Trust
3.94%, 11/10/2047	1,115,000	1,120,404
COMM 2014-LC15 Mortgage Trust
2.84%, 04/10/2047	1,060,000	1,059,743
COMM 2014-UBS2 Mortgage Trust
2.82%, 03/10/2047	5,911,558	5,909,654
5.15%, 03/10/2047 (4)	800,000	800,540
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/10/2047	2,669,423	2,670,226
3.69%, 08/10/2047	5,250,000	5,262,300
COMM 2014-UBS6 Mortgage Trust
4.61%, 12/10/2047 (4)	1,013,000	979,156
COMM 2015-CCRE23 Mortgage Trust
2.85%, 05/10/2048	6,805,000	6,774,490
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048	2,020,000	2,026,292
COMM 2015-CCRE25 Mortgage Trust
4.70%, 08/10/2048 (4)	5,470,000	5,614,197
4.70%, 08/10/2048 (4)	964,000	945,810
COMM 2015-CCRE26 Mortgage Trust
3.63%, 10/10/2048	4,055,000	4,041,801
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048	2,495,000	2,468,178
COMM 2015-LC23 Mortgage Trust
4.16%, 10/10/2048 (4)	1,135,000	1,154,819
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050	515,000	520,676
4.59%, 07/10/2050 (4)	440,000	438,472
COMM 2016-787S Mortgage Trust
3.55%, 02/10/2036 (1)	760,000	746,337
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050	3,110,000	3,037,087
COMM 2017-PANW Mortgage Trust
3.53%, 10/10/2029 (1)(4)	1,285,000	1,247,873
Commercial Mortgage Asset Trust
6.25%, 01/17/2032 (1)(14)	370,713	369,786
Commercial Mortgage Pass Through Certificates
4.72%, 02/10/2047 (4)	5,465,000	5,463,724
Core Industrial Trust 2015-CALW
3.04%, 02/10/2034 (1)	3,131,564	3,098,928
Core Industrial Trust 2015-TEXW
3.08%, 02/10/2034 (1)	2,734,328	2,709,024
Countrywide Asset-Backed Certificates
3.02% (1 Month LIBOR USD + 0.80%, 0.40% Floor), 11/25/2035 (2)	473,299	473,294
Credit Suisse First Boston Mortgage Securities Co.
5.75%, 11/25/2033	123,537	127,188
Credit Suisse Mortgage Capital Certificates
3.94%, 11/15/2034 (1)(4)	560,000	558,967
CSAIL 2015-C2 Commercial Mortgage Trust
3.85%, 06/15/2057 (4)	8,560,000	8,486,871
4.21%, 06/15/2057	1,630,000	1,625,625
CSAIL 2015-C3 Commercial Mortgage Trust
3.72%, 08/15/2048	3,013,000	3,012,389
4.25%, 08/15/2048 (4)	10,000,000	9,919,843
CSAIL 2016-C6 Commercial Mortgage Trust
3.09%, 01/15/2049	840,000	802,749
CSAIL 2016-C7 Commercial Mortgage Trust
3.96%, 11/15/2049 (4)	6,160,000	6,134,576
CSMC 2014-USA OA LLC
4.37%, 09/15/2037 (1)	1,265,000	1,200,381
CSMC 2018-RPL7 Trust
4.00%, 10/25/2048 (1)	1,825,000	1,824,965
CSMC Trust 2013-5R
2.47% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/27/2036 (1)(2)	11,116,769	10,825,765
CWALT, Inc. 2007-OA4
0.00%, 05/25/2047	2,601,577	2,509,797
DBCG 2017-BBG Mortgage Trust
2.86% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 06/15/2034 (1)(2)	2,645,000	2,646,431
DBJPM 17-C6 Mortgage Trust
3.79%, 06/10/2050 (4)	2,750,000	2,675,773
Deephaven Residential Mortgage Trust 2018-2
3.48%, 04/25/2058 (1)(4)	3,569,382	3,551,553
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-2
2.62% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 04/25/2035 (2)	6,334,306	6,065,562
Eleven Madison Trust 2015-11MD Mortgage Trust
3.67%, 09/10/2035 (1)(4)	3,110,000	3,086,026
Eurosail-UK 2007-5np Plc
1.57% (3 Month LIBOR GBP + 0.77%), 09/13/2045 (2)	GBP 11,923,841	15,036,346
Fannie Mae Connecticut Avenue Securities
6.77% (1 Month LIBOR USD + 4.55%), 02/25/2025 (2)	$1,325,962	1,434,993
3.57% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 01/25/2029 (2)	66,286	66,471
3.52% (1 Month LIBOR USD + 1.30%), 05/25/2029 (2)	88,703	88,993
3.37% (1 Month LIBOR USD + 1.15%), 09/25/2029 (2)	771,444	776,113
5.87% (1 Month LIBOR USD + 3.65%), 09/25/2029 (2)	2,560,000	2,823,662
5.22% (1 Month LIBOR USD + 3.00%), 10/25/2029 (2)	410,000	441,500
5.07% (1 Month LIBOR USD + 2.85%), 11/25/2029 (2)	2,050,000	2,159,554
5.02% (1 Month LIBOR USD + 2.80%, 2.80% Floor), 02/25/2030 (2)	985,000	1,028,490
4.72% (1 Month LIBOR USD + 2.50%, 2.50% Floor), 05/25/2030 (2)	2,445,000	2,525,600
4.42% (1 Month LIBOR USD + 2.20%, 2.20% Floor), 08/25/2030 (2)	1,210,000	1,225,608
4.37% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 10/25/2030 (2)	2,370,000	2,400,520
4.77% (1 Month LIBOR USD + 2.55%, 2.55% Floor), 12/25/2030 (2)	7,075,000	7,238,717
2.94% (1 Month LIBOR USD + 0.72%, 0.72% Floor), 01/25/2031 (2)	7,215,320	7,228,358
4.57% (1 Month LIBOR USD + 2.35%, 2.35% Floor), 01/25/2031 (2)	3,915,000	3,978,634
Fannie Mae Pool
2.28%, 11/01/2022	1,565,022	1,511,338
2.54%, 03/01/2023	13,348,158	13,041,446
2.81%, 04/01/2025	980,000	947,561
3.89%, 08/01/2025	1,448,653	1,479,621
3.50%, 10/15/2025 (5)	7,060,000	7,096,281
3.00%, 10/15/2026 (5)	22,050,000	21,779,111
4.19%, 11/01/2026	1,149,332	1,194,418
3.47%, 12/01/2026	2,928,098	2,900,526
3.22%, 01/01/2027	3,565,000	3,478,457
3.22%, 01/01/2027	3,565,000	3,478,457
2.91%, 04/01/2028	1,975,368	1,888,282
2.82%, 05/01/2028	2,196,644	2,085,362
3.49%, 06/01/2028	8,500,000	8,418,700
2.68%, 08/01/2028	4,220,000	3,897,459
3.00%, 10/01/2028	460,961	456,977
2.50%, 10/15/2028 (5)	12,465,000	12,027,022
3.24%, 06/01/2029	5,580,000	5,404,600
3.24%, 06/01/2029	5,420,000	5,249,630
3.25%, 06/01/2029	4,935,000	4,778,975
3.10%, 08/01/2029	6,355,000	6,041,465
4.24%, 12/01/2029	11,749,317	12,100,673
3.00%, 05/01/2030	239,550	237,478
2.50%, 07/01/2030	716,978	695,064
2.50%, 07/01/2030	944,061	915,226
2.50%, 08/01/2030	1,804,396	1,749,264
3.55%, 08/01/2030	1,517,855	1,499,716
3.00%, 09/01/2030	2,709,165	2,685,728
3.00%, 12/01/2030	1,050,683	1,041,599
3.00%, 09/01/2031	969,221	958,359
2.50%, 11/01/2031	2,304,489	2,225,528
3.50%, 11/01/2031	3,509,188	3,542,224
3.00%, 06/01/2032	2,217,383	2,192,531
3.00%, 07/01/2032	1,672,056	1,653,316
3.25%, 07/01/2032	4,212,462	4,009,667
3.50%, 07/01/2032	3,220,878	3,239,328
3.00%, 08/01/2032	810,201	801,121
3.00%, 09/01/2032	4,380,808	4,331,709
3.50%, 11/01/2032	2,342,646	2,360,224
3.00%, 04/01/2033	5,333	5,107
3.50%, 05/01/2033	3,699,931	3,721,125
3.00%, 06/01/2033	15,851	15,208
3.00%, 10/01/2033	2,511,099	2,468,426
6.00%, 03/01/2034	2,424,326	2,670,121
5.50%, 05/01/2034	2,034,350	2,198,670
5.50%, 07/01/2034	499,772	540,022
3.50%, 02/01/2035	185,319	185,462
5.00%, 07/01/2035	1,000,987	1,063,094
4.50%, 11/01/2035	429,337	445,291
3.50%, 01/01/2036	1,736,786	1,738,123
5.00%, 02/01/2036	1,602,057	1,701,623
6.00%, 06/01/2036	15,539	17,127
5.50%, 07/01/2036	192,192	208,045
3.00%, 11/01/2036	1,909,369	1,862,120
3.00%, 11/01/2036	269,589	262,918
3.00%, 11/01/2036	2,219,333	2,161,778
3.00%, 12/01/2036	2,434,244	2,374,008
3.00%, 12/01/2036	342,824	334,341
3.00%, 10/01/2037	55,500	53,867
3.50%, 01/01/2038	9,037,865	8,991,703
3.00%, 03/01/2038	3,930,235	3,814,661
6.00%, 07/01/2038	1,587,818	1,749,425
6.00%, 10/01/2038	94,369	103,934
5.50%, 12/01/2039	410,404	441,376
5.50%, 03/01/2040	2,320,343	2,507,703
5.00%, 05/01/2040	39,541	41,927
6.50%, 05/01/2040	574,223	644,944
5.00%, 06/01/2040	12,634	13,423
4.50%, 08/01/2040	122,362	127,343
4.50%, 09/01/2040	46,923	48,833
3.50%, 10/01/2040 (5)	8,000,000	7,872,584
4.00%, 11/01/2040	426,937	434,359
4.00%, 11/01/2040	3,411,400	3,462,584
4.00%, 11/01/2040	114,916	116,914
4.50%, 11/01/2040	3,070,969	3,195,998
4.00%, 12/01/2040	287,157	292,149
4.00%, 01/01/2041	209,669	213,307
4.50%, 01/01/2041	30,779	32,029
4.00%, 02/01/2041	925,872	942,534
4.00%, 02/01/2041	693,912	705,935
4.00%, 02/01/2041	209,095	212,730
4.50%, 02/01/2041	418,849	435,900
5.00%, 02/01/2041	973,425	1,032,376
5.50%, 06/01/2041	435,320	473,950
5.00%, 07/01/2041	1,169,048	1,241,011
4.50%, 08/01/2041	51,873	53,983
5.00%, 08/01/2041	431,088	458,720
4.00%, 09/01/2041	420,215	427,522
4.50%, 10/15/2041 (5)	8,380,000	8,644,821
4.50%, 11/01/2041	824,437	857,328
3.50%, 12/01/2041	84,290	83,611
4.00%, 01/01/2042	3,752,132	3,817,385
4.00%, 01/01/2042	59,558	60,593
4.00%, 02/01/2042	98,892	100,608
5.50%, 02/01/2042	1,715,733	1,841,928
5.50%, 02/01/2042	1,025,693	1,100,293
5.00%, 03/01/2042	673,322	716,180
3.50%, 06/01/2042	77,417	76,404
3.50%, 06/01/2042	117,795	116,246
3.48%, 07/01/2042	4,233,269	4,005,951
3.50%, 07/01/2042	752,140	742,280
3.50%, 07/01/2042	104,503	103,133
3.50%, 08/01/2042	208,842	206,102
3.50%, 09/01/2042	297,002	293,100
3.50%, 09/01/2042	231,520	228,485
3.50%, 10/01/2042	651,111	642,576
3.00%, 10/15/2042 (5)	14,030,000	13,425,670
2.50%, 12/01/2042	299,986	278,939
3.50%, 12/01/2042	2,348,639	2,317,850
3.50%, 12/01/2042	1,420,628	1,402,005
2.50%, 01/01/2043	925,340	860,422
2.50%, 01/01/2043	691,574	643,144
3.00%, 01/01/2043	14,396	13,888
3.50%, 01/01/2043	325,823	321,551
2.50%, 02/01/2043	560,324	521,035
3.00%, 02/01/2043	832,698	803,326
3.00%, 02/01/2043	16,649	16,063
3.00%, 03/01/2043	144,259	139,183
3.00%, 03/01/2043	16,735	16,144
3.00%, 03/01/2043	31,852	30,729
3.50%, 03/01/2043	1,365,259	1,347,361
2.50%, 04/01/2043	404,104	375,773
3.00%, 04/01/2043	15,765	15,209
3.00%, 04/01/2043	937,283	905,084
3.50%, 04/01/2043	123,114	121,976
3.50%, 05/01/2043	537,809	530,758
3.00%, 06/01/2043	3,727,592	3,598,276
3.50%, 06/01/2043	168,689	167,330
3.50%, 06/01/2043	2,096,491	2,079,608
3.50%, 06/01/2043	1,043,248	1,034,537
3.50%, 07/01/2043	146,428	144,945
3.50%, 07/01/2043	208,246	206,571
3.00%, 08/01/2043	348,478	336,204
3.00%, 08/01/2043	191,667	184,722
3.00%, 08/01/2043	9,762,204	9,422,432
3.50%, 08/01/2043	148,413	147,218
3.50%, 08/01/2043	130,685	128,972
3.50%, 09/01/2043	589,689	584,946
4.00%, 09/01/2043	2,273,569	2,309,491
3.50%, 10/01/2043	398,567	393,342
5.50%, 10/01/2043	781,063	851,654
4.00%, 12/01/2043	4,325,833	4,387,337
3.50%, 01/01/2044	1,291,401	1,283,274
3.50%, 01/01/2044	210,282	207,525
3.00%, 02/01/2044	43,029	41,471
3.50%, 03/01/2044	273,264	270,929
5.50%, 05/01/2044	536,153	579,373
5.50%, 05/01/2044	8,368,900	9,033,998
4.50%, 06/01/2044	664,268	689,207
3.50%, 07/01/2044	959,667	951,573
4.50%, 08/01/2044	755,467	783,814
3.00%, 09/01/2044	71,953	69,426
5.00%, 11/01/2044	3,898,729	4,139,036
4.50%, 02/01/2045	722,977	750,156
5.00%, 02/01/2045	1,610,236	1,717,762
3.00%, 04/01/2045	38,997	37,582
3.50%, 04/01/2045	1,868,669	1,846,963
3.50%, 04/01/2045	76,157	75,273
3.00%, 05/01/2045	1,535,934	1,477,404
3.00%, 05/01/2045	731,578	706,417
3.50%, 05/01/2045	2,163,326	2,138,197
3.50%, 05/01/2045	2,542,221	2,512,691
3.50%, 06/01/2045	2,722,079	2,690,461
3.50%, 06/01/2045	3,300,360	3,262,025
4.00%, 06/01/2045	9,371,884	9,483,886
4.50%, 06/01/2045	450,543	467,995
3.00%, 07/01/2045	1,134,379	1,089,860
3.00%, 07/01/2045	7,132,522	6,838,037
3.50%, 07/01/2045	3,286,110	3,247,939
4.00%, 07/01/2045	1,275,812	1,290,361
5.00%, 07/01/2045	827,097	879,924
3.50%, 08/01/2045	72,197	71,358
4.00%, 09/01/2045	151,468	153,187
4.00%, 09/01/2045	197,975	200,229
3.50%, 10/01/2045	469,974	464,515
4.00%, 10/01/2045	3,955,854	4,000,968
3.50%, 11/01/2045	8,879,257	8,776,112
3.50%, 11/01/2045	488,605	482,929
3.50%, 12/01/2045	1,714,622	1,694,705
4.00%, 12/01/2045	6,515,321	6,599,209
4.00%, 12/01/2045	800,997	810,357
4.00%, 12/01/2045	1,361,919	1,380,969
4.00%, 12/01/2045	193,536	196,243
3.50%, 01/01/2046	119,809	118,418
3.50%, 01/01/2046	42,003	41,515
4.50%, 02/01/2046	3,455,694	3,583,922
3.00%, 03/01/2046	1,151,350	1,104,913
4.00%, 03/01/2046	2,050,309	2,074,220
4.50%, 03/01/2046	2,469,701	2,562,249
3.50%, 04/01/2046	773,263	764,041
3.00%, 06/01/2046	460,371	441,399
3.50%, 06/01/2046	2,147,437	2,120,759
3.50%, 06/01/2046	1,027,207	1,014,531
3.50%, 06/01/2046	3,135,204	3,114,821
3.50%, 06/01/2046	4,084,783	4,037,333
3.50%, 07/01/2046	2,059,899	2,034,374
3.00%, 08/01/2046	142,865	137,688
3.50%, 08/01/2046	936,188	925,023
3.00%, 09/01/2046	169,439	162,565
3.50%, 09/01/2046	8,451,109	8,352,941
4.00%, 09/01/2046	2,922,807	2,961,553
4.00%, 09/01/2046	116,095	117,418
3.00%, 10/01/2046	5,763,327	5,523,985
3.00%, 11/01/2046	1,334,153	1,278,258
3.00%, 11/01/2046	6,110,596	5,856,795
3.00%, 11/01/2046	746,225	714,855
3.00%, 11/01/2046	990,481	949,662
3.00%, 11/01/2046	2,394,361	2,295,645
3.00%, 11/01/2046	1,996,320	1,912,289
3.00%, 11/01/2046	2,288,569	2,193,485
3.00%, 11/01/2046	2,602,004	2,494,726
3.00%, 12/01/2046	5,146,589	4,934,364
3.00%, 12/01/2046	1,610,481	1,542,612
3.00%, 12/01/2046	3,044,847	2,916,531
3.50%, 12/01/2046	4,931,664	4,866,224
3.50%, 12/01/2046	2,653,759	2,619,641
4.00%, 12/01/2046	7,022,269	7,096,364
3.00%, 01/01/2047	3,294,952	3,160,977
3.00%, 01/01/2047	4,375,311	4,190,923
3.50%, 01/01/2047	1,258,329	1,241,632
3.50%, 01/01/2047	28,809,501	28,427,146
3.50%, 01/01/2047	1,958,022	1,932,036
3.00%, 02/01/2047	3,779,033	3,619,698
3.00%, 02/01/2047	6,828,724	6,540,807
3.50%, 02/01/2047	1,850,090	1,825,154
3.50%, 02/01/2047	1,423,404	1,404,514
4.00%, 02/01/2047	6,392,810	6,463,995
3.50%, 03/01/2047	270,334	266,690
4.00%, 03/01/2047	3,458,556	3,494,892
3.00%, 04/01/2047	2,565,115	2,459,330
3.50%, 04/01/2047	5,694,900	5,616,966
4.00%, 04/01/2047	3,933,102	3,974,222
4.00%, 05/01/2047	5,569,613	5,627,697
3.50%, 06/01/2047	2,047,193	2,018,331
4.00%, 06/01/2047	6,308,230	6,377,435
4.00%, 06/01/2047	6,314,660	6,380,354
4.00%, 06/01/2047	2,105,828	2,127,735
4.00%, 07/01/2047	1,660,468	1,677,700
4.00%, 07/01/2047	5,434,491	5,493,971
4.00%, 08/01/2047	3,597,029	3,634,172
4.00%, 08/01/2047	16,204,879	16,372,629
3.50%, 09/01/2047	11,107,617	10,939,650
3.50%, 09/01/2047	5,086,838	5,010,918
3.00%, 10/01/2047	4,904,279	4,697,474
3.00%, 11/01/2047	7,412,503	7,104,267
3.00%, 11/01/2047	2,186,041	2,093,859
3.50%, 11/01/2047	21,632,857	21,301,263
4.50%, 11/01/2047	3,980,545	4,143,464
3.50%, 12/01/2047	19,602,031	19,301,564
3.50%, 12/01/2047	5,667,999	5,591,592
3.00%, 01/01/2048	6,684,439	6,402,431
3.50%, 01/01/2048	4,188,741	4,135,519
3.50%, 01/01/2048	10,280,730	10,142,155
4.00%, 03/01/2048	1,916,826	1,936,500
3.50%, 04/01/2048	34,664,539	34,133,428
4.00%, 05/01/2048	4,108,573	4,150,744
4.50%, 05/01/2048	22,488,038	23,214,297
4.50%, 05/01/2048	27,726,207	28,613,351
4.50%, 05/01/2048	2,389,225	2,478,909
4.50%, 05/01/2048	12,055,405	12,558,074
4.00%, 06/01/2048	33,786,820	34,133,614
4.50%, 06/01/2048	1,183,934	1,221,817
4.00%, 07/01/2048	16,672,776	16,843,912
5.00%, 07/01/2048	1,645,569	1,742,584
4.50%, 08/01/2048	8,409,950	8,679,056
4.50%, 08/01/2048	21,469,929	22,157,251
3.50%, 08/01/2056	2,632,665	2,584,261
Fannie Mae REMICS
4.00%, 06/25/2044	2,176,631	2,204,455
3.50%, 01/25/2047	24,159,871	23,989,909
3.50%, 06/25/2047	22,369,654	22,192,942
Fannie Mae-Aces
3.06%, 05/25/2027 (4)	7,700,000	7,403,542
3.50%, 07/25/2028 (4)	5,305,000	5,210,689
Flagstar Mortgage Trust 2017-2
4.14%, 10/25/2047 (1)(4)	1,340,259	1,318,583
Freddie Mac Gold Pool
2.50%, 07/01/2030	1,522,583	1,473,034
3.00%, 03/01/2031	938,738	925,483
8.00%, 04/01/2032	243,028	279,059
3.00%, 12/01/2032	3,511,030	3,461,302
3.98%, 04/01/2034	9,422,950	9,439,518
3.00%, 02/01/2038	5,770,219	5,570,232
5.50%, 08/01/2041	7,937,755	8,671,692
4.00%, 10/15/2041 (5)	595,000	600,782
4.50%, 10/15/2041 (5)	21,520,000	22,211,834
5.00%, 11/01/2041	1,240,368	1,316,461
5.00%, 03/01/2042	449,295	479,413
4.50%, 07/01/2042	809,387	844,497
3.50%, 09/01/2042	498,560	493,350
3.50%, 11/01/2042	51,839	51,297
3.00%, 02/01/2043	97,559	94,004
3.00%, 02/01/2043	897,807	866,567
3.00%, 03/01/2043	34,732	33,462
3.00%, 03/01/2043	18,598	17,920
3.50%, 07/01/2043	450,669	445,959
3.50%, 10/01/2043	983,909	975,730
3.50%, 01/01/2044	1,179,062	1,169,245
4.50%, 05/01/2044	497,410	519,856
4.00%, 01/01/2045	2,360,625	2,402,500
4.50%, 06/01/2045	854,686	896,595
4.00%, 07/01/2045	760,531	769,657
3.50%, 10/01/2045	13,641,205	13,484,288
4.00%, 12/01/2045	4,983,039	5,066,357
4.50%, 02/01/2046	868,588	909,813
3.50%, 03/01/2046	1,241,593	1,227,310
3.00%, 04/01/2046	255,911	245,249
4.50%, 05/01/2046	930,664	974,829
3.00%, 06/01/2046	8,726,036	8,362,475
3.50%, 06/01/2046	9,197,752	9,067,276
4.50%, 06/01/2046	1,110,412	1,160,744
3.00%, 08/01/2046	10,463,889	10,027,919
3.50%, 08/01/2046	23,813,862	23,572,794
3.50%, 08/01/2046	14,198,874	13,995,633
3.00%, 09/01/2046	13,341,006	12,785,159
3.00%, 10/01/2046	6,928,208	6,639,547
3.00%, 11/01/2046	5,285,520	5,063,662
3.50%, 11/01/2046	3,129,724	3,083,712
3.00%, 12/01/2046	6,448,915	6,180,223
3.00%, 01/01/2047	12,455,682	11,925,873
3.00%, 02/01/2047	10,991,953	10,527,684
3.50%, 02/01/2047	1,619,135	1,594,922
4.50%, 02/01/2047	809,485	847,890
3.00%, 03/01/2047	6,689,701	6,409,805
3.50%, 04/01/2047	18,264,829	18,030,615
3.50%, 04/01/2047	7,827,674	7,710,314
3.00%, 08/01/2047	29,582,238	28,330,619
3.50%, 09/01/2047	27,287,204	26,871,725
3.50%, 10/01/2047	7,830,235	7,710,708
3.50%, 11/01/2047	4,029,207	3,967,547
3.50%, 11/01/2047	5,378,055	5,295,700
3.00%, 12/01/2047	7,532,062	7,211,070
3.50%, 12/01/2047	43,966,544	43,402,724
4.50%, 12/01/2047	6,191,662	6,397,175
3.00%, 01/01/2048	375,766	359,752
3.50%, 01/01/2048	25,923,213	25,626,882
3.50%, 03/01/2048	41,849,725	41,280,528
3.50%, 03/01/2048	43,854,397	43,291,901
3.50%, 03/01/2048	43,129,012	42,522,362
4.00%, 03/01/2048	11,771,253	11,961,135
4.00%, 06/01/2048	20,943,056	21,239,781
4.00%, 07/01/2048	9,810,911	9,966,787
4.00%, 07/01/2048	14,195,233	14,341,336
5.00%, 07/01/2048	3,608,665	3,789,637
4.00%, 08/01/2048	8,312,831	8,398,390
5.00%, 08/01/2048	2,191,025	2,303,023
5.00%, 09/01/2048	1,162,057	1,221,530
4.50%, 10/01/2048	20,600,000	21,276,639
Freddie Mac Multifamily Structured Pass Through Certificates
2.47% (1 Month LIBOR USD + 0.36%, 0.37% Floor), 08/25/2024 (2)	4,056,171	4,068,818
3.00%, 03/25/2025	19,921,318	19,541,879
3.11%, 06/25/2025	14,585,000	14,465,254
3.75%, 04/25/2033	7,505,000	7,457,225
Freddie Mac Structured Agency Credit Risk Debt Notes
4.42% (1 Month LIBOR USD + 2.20%), 02/25/2024 (2)	408,390	419,617
3.87% (1 Month LIBOR USD + 1.65%), 04/25/2024 (2)	1,256,166	1,272,595
4.42% (1 Month LIBOR USD + 2.20%), 03/25/2025 (2)	118,282	118,596
4.17% (1 Month LIBOR USD + 1.95%), 05/25/2025 (2)	2,018,381	2,071,625
4.07% (1 Month LIBOR USD + 1.85%), 10/25/2027 (2)	833,912	848,775
5.07% (1 Month LIBOR USD + 2.85%), 04/25/2028 (2)	3,155,641	3,266,929
5.12% (1 Month LIBOR USD + 2.90%), 07/25/2028 (2)	268,919	275,473
4.22% (1 Month LIBOR USD + 2.00%), 12/25/2028 (2)	787,260	797,592
3.02% (1 Month LIBOR USD + 0.80%), 03/25/2029 (2)	135,187	135,301
6.07% (1 Month LIBOR USD + 3.85%), 03/25/2029 (2)	673,000	763,489
3.42% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 07/25/2029 (2)	311,081	313,796
5.47% (1 Month LIBOR USD + 3.25%, 3.25% Floor), 07/25/2029 (2)	390,000	426,838
5.77% (1 Month LIBOR USD + 3.55%, 3.55% Floor), 08/25/2029 (2)	2,190,000	2,410,051
5.67% (1 Month LIBOR USD + 3.45%), 10/25/2029 (2)	720,000	793,564
3.02% (1 Month LIBOR USD + 0.80%), 12/25/2029 (2)	308,221	308,941
4.87% (1 Month LIBOR USD + 2.65%), 12/25/2029 (2)	250,000	262,343
2.97% (1 Month LIBOR USD + 0.75%), 03/25/2030 (2)	1,457,836	1,463,478
2.67% (1 Month LIBOR USD + 0.45%), 07/25/2030 (2)	1,741,360	1,738,747
4.52% (1 Month LIBOR USD + 2.30%), 09/25/2030 (2)	3,655,000	3,700,363
3.75%, 02/25/2048 (1)(4)	545,000	496,276
3.82%, 05/25/2048 (1)(4)	445,000	413,852
4.17%, 08/25/2048 (1)(4)	4,290,000	4,020,229
Freddie Mac Whole Loan Securities Trust
3.60%, 12/25/2046 (1)(4)	4,485,564	4,426,929
FREMF 2018-K731 Mortgage Trust
3.91%, 02/25/2025 (1)	1,515,000	1,464,304
GAHR Commercial Mortgage Trust 2015-NRF
3.49%, 12/15/2034 (1)(4)	1,250,000	1,242,731
Galton Funding Mortgage Trust 2017-1
3.50%, 11/25/2057 (1)(4)	2,892,805	2,833,742
Ginnie Mae I Pool
7.50%, 08/15/2033	363,029	405,735
5.00%, 09/15/2039	49,626	52,711
5.00%, 10/15/2039	375,374	398,637
5.00%, 12/15/2039	591,855	628,697
5.00%, 02/15/2040	80,427	86,209
5.00%, 02/15/2040	80,427	86,209
5.00%, 06/15/2040	232,211	246,615
4.50%, 05/15/2041	612,824	644,639
5.00%, 09/15/2041	170,783	179,166
3.00%, 10/15/2042	217,474	211,529
3.00%, 12/15/2042	36,462	35,468
3.50%, 12/15/2042	12,749	12,734
3.50%, 01/15/2043	17,010	16,990
3.00%, 05/15/2043	122,368	119,447
3.00%, 06/15/2043	10,810	10,552
3.00%, 06/15/2043	11,004	10,742
3.50%, 10/15/2043	71,700	71,470
5.00%, 07/15/2044	220,667	234,728
4.50%, 09/15/2045	224,247	233,949
Ginnie Mae II Pool
5.50%, 07/20/2036	118,062	127,198
5.50%, 01/20/2040	248,390	266,476
5.00%, 05/20/2040	233,338	249,171
5.00%, 06/20/2040	123,644	133,391
5.00%, 08/20/2040	94,840	100,493
5.00%, 09/20/2040	81,162	86,441
4.00%, 10/15/2041 (5)	75,000	76,267
4.50%, 10/15/2041 (5)	350,000	361,758
3.00%, 07/20/2042	463,217	452,705
3.50%, 08/20/2042	22,557	22,558
3.50%, 09/20/2042	3,882,157	3,882,410
2.50%, 10/20/2042	659,035	625,363
2.50%, 12/20/2042	2,712,021	2,573,455
3.50%, 12/20/2042	9,354	9,354
3.00%, 01/20/2043	707,472	691,417
3.50%, 02/20/2043	25,559	25,560
3.50%, 05/20/2043	12,085	12,086
3.50%, 09/20/2043	169,773	169,784
3.00%, 10/15/2044 (5)	9,440,000	9,142,603
3.50%, 10/20/2044	74,010	73,713
3.50%, 10/20/2044	576,312	575,017
3.00%, 12/20/2044	768,157	749,226
3.50%, 12/20/2044	13,476	13,439
5.00%, 12/20/2044	342,693	365,428
3.50%, 03/20/2045	556,000	554,323
3.50%, 05/20/2045	21,354	21,266
5.50%, 06/20/2045	328,654	353,352
3.50%, 07/20/2045	736,677	734,455
3.50%, 10/20/2045	138,935	138,403
3.50%, 10/20/2045	100,832	100,446
3.00%, 01/20/2046	988,399	961,528
3.50%, 01/20/2046	2,765,122	2,756,353
4.50%, 01/20/2046	904,078	947,172
3.50%, 02/20/2046	1,728,337	1,721,039
3.50%, 02/20/2046	814,747	813,101
3.50%, 03/20/2046	2,691,632	2,682,682
3.00%, 04/20/2046	747,498	725,904
3.50%, 04/20/2046	989,654	986,058
3.00%, 05/20/2046	99,473	96,710
3.00%, 05/20/2046	38,922	37,810
3.50%, 05/20/2046	13,600	13,531
3.50%, 05/20/2046	99,086	98,669
3.50%, 05/20/2046	22,968	22,871
4.00%, 05/20/2046	1,589,072	1,625,772
3.00%, 06/20/2046	209,359	203,235
3.50%, 06/20/2046	115,962	115,475
3.50%, 06/20/2046	696,213	693,361
3.00%, 07/20/2046	187,185	181,819
3.00%, 07/20/2046	179,653	174,515
3.00%, 07/20/2046	261,145	253,675
3.00%, 07/20/2046	62,289	60,503
3.00%, 07/20/2046	343,410	333,596
3.00%, 07/20/2046	99,180	96,422
3.00%, 08/20/2046	130,509	126,783
3.00%, 08/20/2046	84,077	81,621
3.00%, 08/20/2046	3,479,376	3,376,710
3.00%, 08/20/2046	145,753	141,704
2.50%, 09/20/2046	5,134,855	4,819,888
3.00%, 09/20/2046	79,563	77,246
3.00%, 09/20/2046	83,492	81,111
3.00%, 09/20/2046	3,128,944	3,038,054
3.50%, 09/20/2046	1,768,929	1,761,138
2.50%, 10/20/2046	309,015	290,060
3.00%, 10/20/2046	3,365,343	3,265,001
3.00%, 11/20/2046	1,178,194	1,142,882
3.00%, 12/20/2046	8,329,186	8,078,259
3.50%, 12/20/2046	6,550,233	6,518,353
3.50%, 01/20/2047	8,827,285	8,784,310
3.00%, 03/20/2047	2,018,580	1,958,809
3.50%, 03/20/2047	3,899,631	3,880,634
4.00%, 03/20/2047	4,427,819	4,515,908
3.00%, 04/20/2047	3,908,605	3,790,281
3.50%, 04/20/2047	4,485,614	4,463,758
4.00%, 04/20/2047	9,436,959	9,614,854
3.50%, 05/20/2047	597,626	594,713
4.00%, 05/20/2047	7,405,777	7,559,457
4.50%, 05/20/2047	11,488,720	11,937,286
3.50%, 06/20/2047	9,961,987	9,913,412
4.50%, 06/20/2047	15,572,140	16,111,838
5.00%, 06/20/2047	7,880,672	8,254,568
3.00%, 07/20/2047	1,435,671	1,391,895
4.00%, 07/20/2047	1,808,847	1,847,856
4.50%, 07/20/2047	1,833,366	1,896,907
5.00%, 07/20/2047	1,149,985	1,202,202
3.50%, 08/20/2047	9,192,534	9,147,660
4.00%, 08/20/2047	1,525,826	1,558,747
4.50%, 08/20/2047	8,054,517	8,333,670
5.00%, 08/20/2047	773,383	808,500
3.00%, 09/20/2047	25,126,734	24,357,393
3.50%, 09/20/2047	8,514,272	8,472,707
4.50%, 09/20/2047	9,906,969	10,250,324
5.00%, 09/20/2047	8,117,404	8,485,989
3.50%, 10/20/2047	1,952,866	1,943,327
5.00%, 10/20/2047	760,179	794,696
5.50%, 10/20/2047	1,384,480	1,462,742
3.00%, 11/20/2047	8,570,414	8,307,121
4.00%, 11/20/2047	5,627,503	5,727,004
4.50%, 11/20/2047	1,914,813	1,981,177
5.00%, 11/20/2047	1,531,219	1,600,747
4.00%, 12/20/2047	5,496,974	5,594,166
5.00%, 12/20/2047	3,084,499	3,224,556
3.00%, 01/20/2048	10,550,684	10,225,694
3.50%, 01/20/2048	34,126,434	33,959,610
4.00%, 01/20/2048	1,086,701	1,105,954
4.50%, 01/20/2048	1,648,075	1,705,194
5.00%, 01/20/2048	4,473,911	4,677,056
3.00%, 02/20/2048	2,249,836	2,180,534
3.50%, 02/20/2048	3,847,426	3,822,146
5.00%, 02/20/2048	4,488,953	4,692,782
3.00%, 05/20/2048	10,102,495	9,791,972
4.00%, 05/20/2048	720,368	725,118
4.50%, 05/20/2048	12,805,729	13,249,549
5.00%, 05/20/2048	6,959,713	7,281,340
5.50%, 05/20/2048	7,266,564	7,669,536
5.00%, 06/20/2048	2,643,115	2,804,300
5.00%, 06/20/2048	8,860,459	9,278,807
4.50%, 07/20/2048	6,185,358	6,399,730
5.00%, 07/20/2048	9,687,307	10,143,092
5.00%, 07/20/2048	1,555,214	1,641,145
3.50%, 08/20/2048	7,371,773	7,335,760
4.00%, 08/20/2048	10,202,215	10,382,981
4.50%, 08/20/2048	19,601,709	20,281,064
5.00%, 08/20/2048	12,699,095	13,278,974
5.00%, 09/20/2048	1,110,000	1,182,329
5.00%, 09/20/2048	4,440,000	4,642,744
5.00%, 10/15/2048 (5)	4,290,000	4,479,699
Gosforth Funding 2018-1 Plc
2.71% (3 Month LIBOR USD + 0.45%), 08/25/2060 (1)(2)	2,385,000	2,384,554
Government National Mortgage Association
3.50%, 03/20/2039 IO	1,014,120	84,422
3.50%, 05/20/2043 IO	304,763	67,398
3.00%, 11/20/2047	1,517,974	1,504,381
3.00%, 12/20/2047	1,082,009	1,061,537
3.50%, 08/20/2048	10,045,422	9,934,010
3.50%, 09/20/2048 (14)	5,835,000	5,780,326
Great Wolf Trust 2017-WOLF
3.16% (1 Month LIBOR USD + 0.85%, 1.00% Floor), 09/15/2034 (1)(2)	3,170,000	3,170,988
3.36% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 09/15/2034 (1)(2)	1,625,000	1,626,017
GS Mortgage Securities Co. Trust 2012-SHOP
2.93%, 06/05/2031 (1)	3,540,000	3,541,665
GS Mortgage Securities Trust 2011-GC3
5.83%, 03/10/2044 (1)(4)	340,000	348,802
GS Mortgage Securities Trust 2011-GC5
5.56%, 08/10/2044 (1)(4)	220,000	215,862
GS Mortgage Securities Trust 2013-GC16
5.16%, 11/10/2046 (4)	7,561,000	7,966,982
GS Mortgage Securities Trust 2014-GC18
4.38%, 01/10/2047	905,000	926,832
GS Mortgage Securities Trust 2014-GC26
3.63%, 11/10/2047	930,000	929,953
GS Mortgage Securities Trust 2014-GSFL
5.48% (1 Month LIBOR USD + 5.95%, 5.95% Floor), 07/15/2031 (1)(2)	2,200,000	2,200,024
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048	540,000	534,119
3.91%, 10/10/2048	170,000	168,157
HarborView Mortgage Loan Trust 2005-9
2.62% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2035 (2)	9,518,245	9,589,000
HarborView Mortgage Loan Trust 2006-10
2.37% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 11/19/2036 (2)	12,142,423	10,834,753
HarborView Mortgage Loan Trust 2007-6
2.37% (1 Month LIBOR USD + 0.20%, 10.50% Cap), 08/19/2037 (2)	11,033,159	10,383,571
Hilton Orlando Trust 2018-ORL
2.93% (1 Month LIBOR USD + 0.77%), 12/15/2034 (1)(2)	2,085,000	2,083,703
3.21% (1 Month LIBOR USD + 1.05%), 12/15/2034 (1)(2)	350,000	350,001
Holmes Master Issuer Plc
2.56% (3 Month LIBOR USD + 0.42%), 10/15/2054 (1)(2)	6,275,000	6,276,387
2.70% (3 Month LIBOR USD + 0.36%), 10/15/2054 (1)(2)	3,445,000	3,443,977
Homeward Opportunities Fund I Trust 2018-1
3.77%, 06/25/2048 (1)(4)	8,519,901	8,520,003
4.00%, 06/25/2048 (1)(4)	7,436,500	7,436,575
Hospitality Mortgage Trust
2.98% (1 Month LIBOR USD + 0.85%), 05/08/2030 (1)(2)	510,000	510,315
3.31% (1 Month LIBOR USD + 1.18%), 05/08/2030 (1)(2)	405,000	405,252
Hudsons Bay Simon JV Trust 2015-HBS
4.15%, 08/05/2034 (1)	2,725,000	2,669,178
Impac CMB Trust Series 2004-7
2.86% (1 Month LIBOR USD + 0.64%, 11.25% Cap), 11/25/2034 (2)	8,058,515	8,030,884
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035 (1)	3,265,000	3,238,265
3.91%, 07/10/2035 (1)	2,780,000	2,757,304
IndyMac INDX Mortgage Loan Trust 2006-AR19
3.95%, 08/25/2036 (4)	14,126,956	13,243,369
IndyMac INDX Mortgage Loan Trust 2007-AR15
3.84%, 08/25/2037 (4)	5,888,501	5,152,479
InTown Hotel Portfolio Trust 2018-STAY
3.21% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 01/15/2033 (1)(2)	430,000	429,866
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC13
5.77%, 01/12/2043 (4)	2,090,429	2,116,099
JP Morgan Chase Commercial Mortgage Securities Trust 2010-CNTR
4.31%, 08/05/2032 (1)	1,560,858	1,586,030
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5
4.17%, 08/15/2046	8,679,309	8,848,156
JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC
3.09%, 07/05/2032 (1)	2,525,659	2,503,218
JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20
2.87%, 07/15/2047	1,790,000	1,788,928
3.47%, 07/15/2047 (1)	19,087,000	19,099,670
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES
3.74%, 09/05/2032 (1)(4)	590,000	581,711
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/15/2049	1,993,000	1,875,788
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3
3.40%, 08/15/2049 (4)	565,000	536,087
JP Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.95%, 10/06/2038 (1)(4)	2,450,000	2,296,217
2.95%, 10/06/2038 (1)(4)	910,000	830,735
JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI
3.55%, 10/05/2031 (1)	394,000	388,214
4.14%, 10/05/2031 (1)(4)	602,000	591,934
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/05/2033 (1)	965,000	988,716
JP Morgan Resecuritization Trust Series 2014-6
2.27% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 07/27/2046 (1)(2)	1,430,442	1,422,181
JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050 (1)(4)	14,487,265	13,421,290
JPMBB Commercial Mortgage Securities Trust 2014-C22
3.80%, 09/15/2047	1,945,000	1,963,409
JPMBB Commercial Mortgage Securities Trust 2015-C28
3.99%, 10/15/2048	1,200,000	1,187,152
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048	2,780,000	2,809,703
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/15/2048	5,065,000	5,107,193
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.88%, 03/15/2050 (4)	4,990,000	4,932,022
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049	4,040,000	3,889,121
JPMDB Commercial Mortgage Securities Trust 2017-C5
4.51%, 03/15/2050 (4)	2,365,000	2,364,523
JPMDB Commercial Mortgage Securities Trust 2018-C8
4.90%, 06/15/2051 (4)	1,474,000	1,499,428
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
3.89%, 04/25/2029 (4)	996,863	986,005
MetLife Securitization Trust 2018-1
3.75%, 03/25/2057 (1)(4)	20,073,454	19,977,614
Mill City Mortgage Loan Trust 2016-1
2.50%, 04/25/2057 (1)(4)	345,774	337,687
Mill City Mortgage Loan Trust 2017-2
2.75%, 07/25/2059 (1)(4)	655,502	641,297
Monarch Beach Resort Trust 2018-MBR MZ
3.08% (1 Month LIBOR USD + 0.92%, 0.92% Floor), 07/15/2035 (1)(2)	8,985,000	8,996,229
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8
2.70%, 12/15/2048	14,874,299	14,738,222
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
3.46%, 05/15/2046	3,750,000	3,688,015
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
2.92%, 02/15/2047	361,219	361,066
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/15/2047	974,000	982,056
4.46%, 08/15/2047 (4)	1,655,000	1,664,350
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
4.00%, 08/15/2031	310,000	307,586
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
3.31%, 04/15/2048	965,000	943,799
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
4.04%, 05/15/2048 (4)	190,000	190,298
4.50%, 05/15/2048 (4)	85,000	86,154
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
4.75%, 01/15/2049 (4)	2,033,000	2,021,712
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049	3,220,000	3,011,185
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
4.33%, 11/15/2052 (4)	845,000	825,289
Morgan Stanley Capital I Trust 2014-MP
3.47%, 08/11/2033 (1)	10,000,000	10,059,061
Morgan Stanley Capital I Trust 2017-H1
3.53%, 06/15/2050	2,750,000	2,683,418
4.28%, 06/15/2050 (4)	2,805,000	2,723,168
Morgan Stanley Capital I Trust 2017-JWDR
3.01% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 11/15/2034 (1)(2)	4,090,000	4,089,998
3.36% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 11/15/2034 (1)(2)	2,830,000	2,831,769
Morgan Stanley Resecuritization Trust 2013-R10
3.97%, 01/26/2051 (1)(4)	407,534	405,938
Motel 6 Trust 2017-MTL6
3.08% (1 Month LIBOR USD + 0.92%, 0.92% Floor), 08/15/2034 (1)(2)	8,425,108	8,427,729
3.35% (1 Month LIBOR USD + 1.19%, 1.19% Floor), 08/15/2034 (1)(2)	7,456,705	7,459,059
4.31% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 08/15/2034 (1)(2)	774,723	776,657
Nomura Resecuritization Trust 2015-7R
3.63%, 08/26/2036 (1)(4)	940,285	928,388
OBX 2018-EXP1 Trust
3.07% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 04/25/2048 (1)(2)	4,202,046	4,203,249
4.00%, 04/25/2048 (1)(4)	2,513,579	2,505,647
One Market Plaza Trust 2017-1MKT
3.61%, 02/10/2032 (1)	1,980,000	1,968,263
Palisades Center Trust 2016-PLSD
2.71%, 04/13/2033 (1)	640,000	624,011
Queens Center Mortgage Trust 2013-QC
3.28%, 01/11/2037 (1)	3,915,000	3,794,108
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036	5,926,785	5,363,608
RBS Commercial Funding, Inc. 2013-GSP Trust
3.96%, 01/13/2032 (1)(4)	1,565,000	1,580,442
RESIMAC Bastille Trust Series 2018-1NC
2.99% (1 Month LIBOR USD + 0.85%), 12/16/2059 (1)(2)(14)	5,600,000	5,600,000
Resource Capital Corp. 2017-CRE5 Ltd.
2.96% (1 Month LIBOR USD + 0.80%), 07/15/2034 (1)(2)	7,487,866	7,487,856
4.16% (1 Month LIBOR USD + 2.00%), 07/15/2034 (1)(2)	3,224,282	3,224,282
RETL 2018-RVP
3.91% (1 Month LIBOR USD + 1.75%, 1.75% Floor), 03/15/2033 (1)(2)	6,198,929	6,229,937
Rosslyn Portfolio Trust 2017-ROSS
3.11% (1 Month LIBOR USD + 0.95%, 1.94% Floor), 06/15/2033 (1)(2)	15,800,000	15,819,665
Seasoned Credit Risk Transfer Trust
3.00%, 09/25/2055 (1)(4)	375,000	360,755
Seasoned Credit Risk Transfer Trust Series 2017-2
4.00%, 08/25/2056 (1)(4)	910,000	880,413
Sequoia Mortgage Trust 2003-2
2.83% (1 Month LIBOR USD + 0.66%, 0.33% Floor, 11.50% Cap), 06/20/2033 (2)	780,037	783,176
Sequoia Mortgage Trust 2004-9
3.29% (6 Month LIBOR USD + 0.72%, 0.36% Floor, 11.50% Cap), 10/20/2034 (2)	1,757,505	1,703,331
Sequoia Mortgage Trust 2013-4
3.49%, 04/25/2043 (4)	2,843,274	2,756,654
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047 (1)(4)	2,428,270	2,421,745
Sequoia Mortgage Trust 2018-CH1
3.50%, 02/25/2048 (1)(4)	760,617	750,161
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048 (1)(4)	2,396,588	2,387,494
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048 (1)(4)	14,352,758	14,359,946
4.50%, 08/25/2048 (1)(4)	4,054,126	4,090,677
Sequoia Mortgage Trust 2018-CH4
4.00%, 10/25/2048 (1)(4)(14)	3,630,000	3,634,561
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
3.87%, 01/05/2043 (1)(4)	1,375,000	1,303,949
SLIDE 2018-FUN
4.37% (1 Month LIBOR USD + 2.30%, 2.30% Floor), 06/15/2031 (1)(2)	5,320,000	5,343,307
Southern Pacific Securities 06-1 Plc
1.10% (3 Month LIBOR GBP + 0.30%), 03/10/2044 (2)	GBP 2,876,029	3,722,453
STACR Trust 2018-DNA2
3.02% (1 Month LIBOR USD + 0.80%), 12/25/2030 (1)(2)	$5,600,000	5,617,203
4.37% (1 Month LIBOR USD + 2.15%), 12/25/2030 (1)(2)	2,760,000	2,784,960
Starwood Retail Property Trust 2014-STAR
4.66% (1 Month LIBOR USD + 2.50%, 2.50% Floor), 11/15/2027 (1)(2)	2,206,000	2,186,726
Structured Asset Mortgage Investments II Trust 2007-AR3
2.41% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap), 09/25/2047 (2)	14,701,118	14,148,845
Sutherland Commercial Mortgage Loans 2017-SBC6
3.19%, 05/25/2037 (1)(4)	9,045,072	8,980,987
Towd Point Mortgage Trust 2015-3
3.00%, 03/25/2054 (1)(4)	230,411	228,630
Towd Point Mortgage Trust 2015-4
2.75%, 04/25/2055 (1)(4)	294,927	290,608
Towd Point Mortgage Trust 2015-5
2.75%, 05/25/2055 (1)(4)	281,620	277,066
Towd Point Mortgage Trust 2016-1
2.75%, 02/25/2055 (1)(4)	247,839	244,013
3.00%, 02/25/2055 (1)(4)	327,701	322,189
Towd Point Mortgage Trust 2016-2
2.75%, 08/25/2055 (1)(4)	220,881	216,457
Towd Point Mortgage Trust 2016-3
2.25%, 04/25/2056 (1)(4)	347,126	338,709
Towd Point Mortgage Trust 2016-4
2.25%, 07/25/2056 (1)(4)	720,857	700,481
Towd Point Mortgage Trust 2016-5
2.50%, 10/25/2056 (1)(4)	2,438,756	2,370,058
UBS Commercial Mortgage Trust 2018-C9
4.32%, 03/15/2051 (4)	1,718,000	1,744,695
UBS-Barclays Commercial Mortgage Trust 2012-C2
5.05%, 05/10/2063 (1)(4)(14)	1,135,000	1,059,307
5.05%, 05/10/2063 (1)(4)(14)	2,750,000	2,300,807
Verus Securitization Trust 2018-1
2.93%, 02/25/2048 (1)(4)	938,793	926,168
Verus Securitization Trust 2018-2
3.68%, 06/01/2058 (1)(4)	2,842,863	2,842,622
3.78%, 06/01/2058 (1)(4)	1,515,232	1,515,099
Verus Securitization Trust 2018-INV1
3.63%, 03/25/2058 (1)(4)	1,199,214	1,197,177
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030 (1)	2,755,000	2,711,635
Wachovia Bank Commercial Mortgage Trust Series 2006-C29
5.44%, 11/15/2048 (4)(14)	8,982,985	9,072,815
Wachovia Bank Commercial Mortgage Trust Series 2007-C32
6.06%, 06/15/2049 (4)(14)	4,624,424	4,670,668
Wachovia Bank Commercial Mortgage Trust Series 2007-C33
5.98%, 02/15/2051 (4)	6,934,660	6,847,920
Wachovia Bank Commercial Mortgage Trust Series 2007-C34
6.34%, 05/15/2046 (4)(14)	246,070	250,216
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
2.54% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 08/25/2045 (2)	4,161,906	4,204,010
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
2.51% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 10.50% Cap), 10/25/2045 (2)	2,527,080	2,551,914
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
2.48% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 10.50% Cap), 11/25/2045 (2)	7,574,521	7,620,923
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
2.55% (1 Month LIBOR USD + 0.33%, 0.33% Floor, 10.50% Cap), 01/25/2045 (2)	6,560,057	6,585,809
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
3.53%, 02/25/2037 (4)	12,671,366	12,166,990
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
2.59% (12 Month US Treasury Average + 0.75%, 0.75% Floor), 06/25/2047 (2)	10,777,591	10,401,046
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058	1,280,000	1,274,828
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048	2,875,000	2,864,842
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059	1,225,000	1,178,705
4.51%, 03/15/2059 (4)	4,317,000	4,408,451
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049	1,135,000	1,083,923
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048	3,155,000	3,024,013
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/15/2049	7,433,705	7,104,210
Wells Fargo Commercial Mortgage Trust 2017-C38
3.45%, 07/15/2050	1,695,000	1,648,558
3.67%, 07/15/2050 (4)	1,315,000	1,274,051
Wells Fargo Commercial Mortgage Trust 2017-HSDB
3.00% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 12/13/2031 (1)(2)	8,100,000	8,105,151
3.25% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/13/2031 (1)(2)	6,700,000	6,704,345
3.99% (1 Month LIBOR USD + 1.84%, 1.84% Floor), 12/13/2031 (1)(2)	100,000	99,849
WFRBS Commercial Mortgage Trust 2011-C2
5.84%, 02/15/2044 (1)(4)	2,130,000	2,152,841
WFRBS Commercial Mortgage Trust 2011-C5
5.86%, 11/15/2044 (1)(4)	115,000	116,703
WFRBS Commercial Mortgage Trust 2012-C7
4.98%, 06/15/2045 (1)(4)	690,000	568,592
WFRBS Commercial Mortgage Trust 2014-C19
4.72%, 03/15/2047 (4)	329,000	336,945
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057 (4)	4,250,000	4,279,656
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036 (1)	1,740,000	1,691,549
3.72%, 11/10/2036 (1)(4)	320,000	306,527
Total Mortgage-Backed Obligations (Cost $3,214,484,747)		$3,170,176,904
Total Bonds & Notes (Cost $14,676,818,999)		$14,513,914,494

BANK LOANS - 2.33%
1011778 BC ULC
4.56% (LIBOR USD), 02/17/2024 (2)	400,000	400,100
ABG Intermediate Holdings 2 LLC
5.74% (1 Month LIBOR + 3.50%), 09/27/2024 (2)	1,835,000	1,840,046
Air Medical Group Holdings, Inc.
6.42% (1 Month LIBOR + 4.25%), 03/14/2025 (2)	199,000	198,089
Alliant Holdings Intermediate LLC
5.15% (1 Month LIBOR + 3.00%), 05/09/2025 (2)	5,546,100	5,562,960
Altice Financing SA
4.91% (1 Month LIBOR + 2.75%), 07/15/2025 (2)	2,419,916	2,370,913
Altice France SA/France
6.16% (1 Month LIBOR + 4.00%), 08/14/2026 (2)	1,400,000	1,387,750
Altice U.S. Finance I Corp.
4.49% (1 Month LIBOR + 2.25%), 07/28/2025 (2)	5,469,148	5,462,311
Altra Industrial Motion Corp.
4.33% (LIBOR USD), 09/26/2025 (2)	750,000	751,170
American Axle & Manufacturing, Inc.
4.47% (1 Month LIBOR + 2.25%), 04/08/2024 (2)	2,198,180	2,197,081
Amneal Pharmaceuticals LLC
5.75% (1 Month LIBOR + 3.50%), 05/05/2025 (2)	2,548,322	2,569,830
Ancestry.com Operations, Inc.
5.50% (1 Month LIBOR + 3.25%), 10/19/2023 (2)	5,495,890	5,513,092
Aramark Services, Inc.
4.08% (3 Month LIBOR + 1.75%), 03/28/2024 (2)	2,763,213	2,766,667
4.08% (3 Month LIBOR + 1.75%), 03/11/2025 (2)	199,500	199,999
Argon Medical Devices, Inc.
5.99% (1 Month LIBOR + 3.75%), 01/23/2025 (2)	3,205,450	3,222,824
Asurion LLC
5.24% (1 Month LIBOR + 3.00%), 08/04/2022 (2)	3,861,352	3,891,702
5.24% (1 Month LIBOR + 3.00%), 11/03/2023 (2)	445,735	448,939
5.24% (1 Month LIBOR + 3.00%), 11/04/2024 (2)	3,291,750	3,312,850
8.74% (1 Month LIBOR + 6.50%), 08/04/2025 (2)	2,485,000	2,551,797
Auris Luxembourg III Sarl
6.07% (LIBOR USD), 07/24/2025 (2)	4,230,000	4,280,252
Avantor, Inc.
6.24% (1 Month LIBOR + 4.00%), 11/21/2024 (2)	208,676	211,121
Avolon TLB Borrower 1 U.S. LLC
4.17% (1 Month LIBOR + 2.00%), 01/15/2025 (2)	4,196,046	4,208,341
Axalta Coating Systems U.S. Holdings, Inc.
4.14% (3 Month LIBOR + 1.75%), 05/31/2024 (2)	79,800	79,927
Bausch Health Cos, Inc.
5.10% (1 Month LIBOR + 3.00%), 06/02/2025 (2)	4,090,814	4,110,164
Beacon Roofing Supply, Inc.
4.38% (1 Month LIBOR + 2.25%), 01/02/2025 (2)	119,700	119,350
Brand Energy & Infrastructure Services, Inc.
6.59% (3 Month LIBOR + 4.25%), 06/21/2024 (2)	3,916,641	3,939,984
Brightview Landscapes LLC
4.69% (2 Month LIBOR + 2.50%), 08/15/2025 (2)	740,000	743,004
Brookfield WEC Holdings, Inc.
5.99% (1 Month LIBOR + 3.75%), 08/01/2025 (2)	2,275,000	2,302,300
BWAY Holding Co.
5.58% (3 Month LIBOR + 3.25%), 04/03/2024 (2)	5,521,023	5,514,121
Caesars Resort Collection LLC
4.99% (1 Month LIBOR + 2.75%), 12/23/2024 (2)	5,122,212	5,149,257
California Resources Corp.
6.96% (1 Month LIBOR + 4.75%), 12/30/2022 (2)	100,000	101,458
CenturyLink, Inc.
4.99% (1 Month LIBOR + 2.75%), 01/31/2025 (2)	3,304,434	3,280,477
CEOC LLC
4.24% (1 Month LIBOR + 2.00%), 10/04/2024 (2)	619,500	619,116
Change Healthcare Holdings LLC
4.99% (1 Month LIBOR + 2.75%), 03/01/2024 (2)	5,400,513	5,416,552
Charter Communications Operating LLC
4.25% (1 Month LIBOR + 2.00%), 04/30/2025 (2)	7,103,402	7,112,281
CHI Doors Holdings Corp.
5.49% (1 Month LIBOR + 3.25%), 07/29/2022 (2)	2,384,420	2,389,642
CHS/Community Health Systems, Inc.
5.31% (LIBOR USD), 12/31/2019 (2)	110,000	109,519
5.56% (3 Month LIBOR + 3.25%), 01/27/2021 (2)	3,964,336	3,910,223
Churchill Downs, Inc.
4.39% (LIBOR USD), 12/27/2024 (2)	498,744	499,367
Clean Harbors, Inc.
4.09% (LIBOR USD), 06/30/2024 (2)	498,737	499,830
Columbus McKinnon Corp./NY
4.89% (3 Month LIBOR + 2.50%), 01/31/2024 (2)	173,262	173,479
CommScope, Inc.
4.24% (1 Month LIBOR + 2.00%), 12/29/2022 (2)	1,952,083	1,959,403
Concordia International Corp.
7.83% (LIBOR USD), 09/06/2024 (2)	1,200,000	1,170,936
Core & Main Gp, LLC
5.32% (3 Month LIBOR + 3.00%), 08/01/2024 (2)	99,250	99,540
Crown Americas LLC
4.16% (1 Week LIBOR + 2.00%), 04/03/2025 (2)	50,000	50,223
CSC Holdings LLC
4.41% (1 Month LIBOR + 2.25%), 07/17/2025 (2)	4,001,123	3,999,442
4.66% (1 Month LIBOR + 2.50%), 01/26/2026 (2)	299,250	300,124
Dell International LLC
4.25% (1 Month LIBOR + 2.00%), 09/07/2023 (2)	99,250	99,448
Delos Finance Sarl
4.08% (LIBOR USD), 10/06/2023 (2)	700,000	702,044
Diamond Resorts International, Inc.
6.09% (LIBOR USD), 09/02/2023 (2)	1,390,000	1,352,929
Drillship Kithira Owners, Inc.
8.00% (Fixed), 09/20/2024	1,283,120	1,346,956
Dubai World Corp.
2.00% cash or 1.75% PIK, 09/30/2018	7,293,583	6,801,266
Duff & Phelps LLC
5.49% (1 Month LIBOR + 3.25%), 02/13/2025 (2)	3,625,042	3,625,042
Edelman Financial Center LLC
5.59% (3 Month LIBOR + 3.25%), 07/21/2025 (2)	905,000	911,978
Encapsys LLC
5.49% (1 Month LIBOR + 3.25%), 11/07/2024 (2)	562,175	564,750
Energizer Holdings, Inc.
7.34% (LIBOR USD), 05/18/2019 (2)(14)	600,000	595,500
4.59% (LIBOR USD), 06/21/2025 (2)	2,025,000	2,031,338
Enterprise Merger Sub, Inc.
0.00%, 09/19/2019 (14)	1,900,000	1,885,750
Envision Healthcare Corp.
0.00%, 10/31/2025 (14)	3,350,000	3,341,625
ExamWorks Group, Inc.
5.49% (1 Month LIBOR + 3.25%), 07/27/2023 (2)	1,326,824	1,336,112
Exgen Renewables IV LLC
5.32% (3 Month LIBOR + 3.00%), 11/29/2024 (2)	657,069	661,997
Filtration Group Corp.
5.24% (1 Month LIBOR + 3.00%), 03/31/2025 (2)	3,937,320	3,962,637
FINANCIAL & RISK T/L (REFINITIV/THOMSON REUTERS) (EUR)
0.00%, 09/18/2025	EUR 6,000,000	7,003,773
Financial & Risk U.S. Holdings, Inc.
6.10% (LIBOR USD), 10/01/2025 (2)	$5,950,000	5,934,292
Financial + Risk U.S. Holdings I Bridge
0.00%, 02/06/2019 (14)	1,400,000	1,389,500
First Data Corp.
4.21% (1 Month LIBOR + 2.00%), 07/08/2022 (2)	2,201,247	2,204,505
4.21% (1 Month LIBOR + 2.00%), 04/26/2024 (2)	3,570,000	3,572,535
Flex Acquisition Co., Inc.
5.34% (3 Month LIBOR + 3.00%), 12/29/2023 (2)	2,063	–
Formula One Management Ltd.
4.74% (1 Month LIBOR + 2.50%), 02/01/2024 (2)	5,595,000	5,548,394
Gentiva Health Services, Inc.
6.00% (1 Month LIBOR + 3.75%), 07/02/2025 (2)	320,000	323,600
Genworth Holdings, Inc.
6.65% (1 Month LIBOR + 4.50%), 02/28/2023 (2)	49,875	50,966
GGP Nimbus LP
4.74% (1 Month LIBOR + 2.50%), 08/27/2025 (2)	2,350,000	2,338,744
Global Business Travel Holdings Ltd.
4.84% (3 Month LIBOR + 2.50%), 08/13/2025 (2)	895,000	900,039
Go Daddy Operating Co. LLC
4.49% (1 Month LIBOR + 2.25%), 02/15/2024 (2)	2,034,531	2,041,876
HB Fuller Co.
4.17% (1 Month LIBOR + 2.00%), 10/21/2024 (2)	3,285,926	3,281,424
HCA, Inc.
4.24% (1 Month LIBOR + 2.00%), 03/13/2025 (2)	3,252,494	3,275,066
Hilton Worldwide Finance LLC
3.97% (1 Month LIBOR + 1.75%), 10/25/2023 (2)	8,365,730	8,402,706
HUB International Ltd.
5.34% (3 Month LIBOR + 3.00%), 04/25/2025 (2)	2,114,700	2,118,401
Hyland Software, Inc.
5.49% (1 Month LIBOR + 3.25%), 07/01/2022 (2)	3,258,897	3,277,896
iHeartCommunications, Inc.
9.09% (3 Month LIBOR + 6.75%), 01/30/2019 (2)(12)	21,140,000	15,831,957
9.58% (1 Month LIBOR + 7.50%), 07/30/2019 (2)(12)	2,000,000	1,493,340
Intelsat Jackson Holdings SA
5.98% (1 Month LIBOR + 3.75%), 11/30/2023 (2)	295,000	296,024
6.73% (1 Month LIBOR + 4.50%), 01/02/2024 (2)	1,490,000	1,563,576
IQVIA, Inc.
4.34% (LIBOR USD), 01/18/2025 (2)	748,111	750,452
IRB Holding Corp.
5.46% (2 Month LIBOR + 3.25%), 02/05/2025 (2)	99,750	99,813
Jaguar Holding Co. II
4.74% (1 Month LIBOR + 2.50%), 08/18/2022 (2)	4,767,680	4,770,398
KFC Holding Co.
3.91% (1 Month LIBOR + 1.75%), 04/03/2025 (2)	7,325,210	7,329,824
Kloeckner Pentaplast of America, Inc.
4.75% (3 Month EURIBOR + 4.75%), 06/30/2022 (2)	EUR 100,000	109,538
Kronos, Inc./MA
5.34% (3 Month LIBOR + 3.00%), 11/01/2023 (2)	$6,568,538	6,598,951
Las Vegas Sands LLC
4.14% (LIBOR USD), 03/27/2025 (2)	1,542,250	1,540,476
Level 3 Financing, Inc.
4.43% (1 Month LIBOR + 2.25%), 02/22/2024 (2)	14,305,000	14,342,765
MacDonald Dettwiler & Associates Ltd.
5.14% (3 Month LIBOR + 2.75%), 10/04/2024 (2)	2,489,850	2,445,232
Marriott Ownership Resorts, Inc.
4.49% (1 Month LIBOR + 2.25%), 08/29/2025 (2)	300,000	302,250
McDermott Technology Americas, Inc.
7.08% (1 Month LIBOR + 5.00%), 05/12/2025 (2)	3,676,300	3,726,077
MedPlast Holdings, Inc.
6.09% (3 Month LIBOR + 3.75%), 07/02/2025 (2)	1,705,000	1,725,255
Meredith Corp.
5.24% (1 Month LIBOR + 3.00%), 01/31/2025 (2)	94,194	94,705
Micro Holdings Corp.
5.92% (1 Month LIBOR + 3.75%), 09/13/2024 (2)	1,495,675	1,505,023
Mission Broadcasting, Inc.
4.60% (1 Month LIBOR + 2.50%), 01/17/2024 (2)	277,727	278,854
MPH Acquisition Holdings LLC
5.14% (3 Month LIBOR + 2.75%), 06/07/2023 (2)	5,561,919	5,572,042
Multi-Color Corp.
4.49% (1 Month LIBOR + 2.25%), 10/31/2024 (2)	46,765	46,960
Nature's Bounty Co.
5.74% (1 Month LIBOR + 3.50%), 09/26/2024 (2)	99,250	95,553
Neiman Marcus Group LLC Ltd.
5.58% (LIBOR USD), 10/25/2020 (2)	1,532,000	1,421,282
NEP/NCP Holdco, Inc.
5.49% (1 Month LIBOR + 3.25%), 07/21/2022 (2)	2,666,935	2,665,815
Nexstar Media Group, Inc.
4.60% (1 Month LIBOR + 2.50%), 01/17/2024 (2)	1,980,246	1,988,286
PAREXEL International
4.99% (1 Month LIBOR + 2.75%), 09/27/2024 (2)	1,114,000	1,105,923
Penn National Gaming, Inc.
4.59% (LIBOR USD), 08/15/2025 (2)	500,000	502,500
PetSmart, Inc.
5.12% (1 Month LIBOR + 3.00%), 03/11/2022 (2)	777,990	677,645
PharMerica Corp.
5.65% (1 Month LIBOR + 3.50%), 12/06/2024 (2)	3,666,115	3,689,028
Pisces Midco, Inc.
6.09% (3 Month LIBOR + 3.75%), 04/12/2025 (2)	600,000	605,250
PODS LLC
5.08% (LIBOR USD), 11/21/2024 (2)	763,074	764,745
Post Holdings, Inc.
4.07% (1 Month LIBOR + 2.00%), 05/24/2024 (2)	4,585,741	4,584,915
PQ Corp.
4.74% (1 Month LIBOR + 2.50%), 02/08/2025 (2)	4,242,058	4,244,731
Prime Security Services Borrower, LLC
4.99% (1 Month LIBOR + 2.75%), 05/02/2022 (2)	2,229,356	2,238,875
Reynolds Group Holdings, Inc.
4.99% (1 Month LIBOR + 2.75%), 02/06/2023 (2)	1,900,655	1,908,638
Sabre GLBL, Inc.
4.24% (1 Month LIBOR + 2.00%), 02/22/2024 (2)	1,625,905	1,629,969
SBA Senior Finance II LLC
4.25% (1 Month LIBOR + 2.00%), 04/11/2025 (2)	1,596,250	1,597,527
Scientific Games International, Inc.
5.04% (2 Month LIBOR + 2.75%), 08/14/2024 (2)	2,156,823	2,152,790
Sequa Mezzanine Holdings LLC
7.19% (2 Month LIBOR + 5.00%), 11/26/2021 (2)	8,697,500	8,545,294
11.20% (2 Month LIBOR + 9.00%), 04/28/2022 (2)	660,000	648,450
Sigma Bidco BV
3.50% (1 Month EURIBOR + 3.50%), 07/02/2025 (2)	EUR 1,000,000	1,156,277
Sprint Communications, Inc.
4.84% (LIBOR USD), 02/02/2024 (2)	$746,212	748,078
SS&C European Holdings Sarl
4.49% (1 Month LIBOR + 2.25%), 04/16/2025 (2)	1,019,973	1,020,616
SS&C Technologies, Inc.
4.49% (1 Month LIBOR + 2.25%), 04/16/2025 (2)	2,599,786	2,601,424
4.59% (LIBOR USD), 04/16/2025 (2)	1,315,000	1,315,407
StandardAero Aviation Holdings, Inc.
5.99% (1 Month LIBOR + 3.75%), 07/07/2022 (2)	4,720,767	4,742,152
Starfruit Finco BV
3.75% (EURIBOR), 09/20/2025 (2)	EUR 1,400,000	1,638,277
Starfruit U.S. Holdco LLC
5.64% (LIBOR USD), 09/20/2025 (2)	$1,800,000	1,806,876
Station Casinos LLC
4.75% (1 Month LIBOR + 2.50%), 06/08/2023 (2)	1,213,737	1,218,155
Syniverse Holdings, Inc.
7.15% (1 Month LIBOR + 5.00%), 03/09/2023 (2)	99,750	100,040
Tanzania (REP OF) Term Loan
0.00%, 12/10/2019 (14)	400,000	400,000
Telenet Financing USD LLC
4.57% (LIBOR USD), 08/15/2026 (2)	1,250,000	1,244,338
Tenaska Co.
5.99% (1 Month LIBOR + 3.75%), 10/02/2023 (2)	1,003,981	1,001,471
TEX Operations Company LLC
4.24% (1 Month LIBOR + 2.00%), 08/04/2023 (2)	2,708,231	2,710,696
Trans Union LLC
4.24% (1 Month LIBOR + 2.00%), 06/19/2025 (2)	2,463,825	2,470,502
Traverse Midstream Partners LLC
6.34% (3 Month LIBOR + 4.00%), 09/27/2024 (2)	90,741	91,346
Tronox Ltd.
5.24% (1 Month LIBOR + 3.00%), 09/23/2024 (2)	104,128	104,496
5.24% (1 Month LIBOR + 3.00%), 09/23/2024 (2)	45,122	45,282
Uber Technologies, Inc.
5.65% (1 Month LIBOR + 3.50%), 07/13/2023 (2)	3,966,945	3,977,854
6.12% (1 Month LIBOR + 4.00%), 04/04/2025 (2)	1,032,413	1,037,894
UnityMedia Finance LLC
0.00%, 05/24/2023	1,500,000	1,501,125
4.41% (1 Month LIBOR + 2.25%), 01/15/2026 (2)	200,000	200,138
Unitymedia Hessen GmbH & Co. KG
2.75% (6 Month EURIBOR + 2.75%), 01/15/2027 (2)	EUR 700,000	815,953
Univision Communications, Inc.
5.09% (LIBOR USD), 03/15/2024 (2)	$2,000,000	1,943,500
Vantiv LLC
3.88% (1 Month LIBOR + 1.75%), 08/09/2024 (2)	1,019,875	1,020,834
Virgin Media SFA Finance Ltd.
3.97% (1 Month LIBOR + 3.25%), 01/15/2027 (2)	GBP 200,000	260,384
Vistra Operations Co. LLC
4.24% (1 Month LIBOR + 2.00%), 12/31/2025 (2)	$1,321,688	1,322,679
West Corp.
6.24% (1 Month LIBOR + 4.00%), 10/10/2024 (2)	77,458	77,176
WideOpenWest Finance LLC
5.41% (1 Month LIBOR + 3.25%), 08/18/2023 (2)	987,271	965,877
Wink Holdco, Inc.
5.24% (1 Month LIBOR + 3.00%), 12/02/2024 (2)	3,321,943	3,308,456
WR Grace & Co.-Conn
4.14% (3 Month LIBOR + 1.75%), 04/03/2025 (2)	152,895	153,373
4.14% (3 Month LIBOR + 1.75%), 04/03/2025 (2)	262,105	262,926
Wrangler Co.
4.99% (1 Month LIBOR + 2.75%), 09/27/2024 (2)	3,737,444	3,756,917
Wyndham Hotels & Resorts, Inc.
3.99% (1 Month LIBOR + 1.75%), 05/30/2025 (2)	200,000	200,542
Zayo Group LLC
4.24% (1 Month LIBOR + 2.00%), 01/19/2021 (2)	1,607,650	1,611,380
4.49% (1 Month LIBOR + 2.25%), 01/19/2024 (2)	785,000	788,281
Total Bank Loans (Cost $347,682,857)		$346,992,092

	Shares	Value
COMMON STOCKS - 0.02%
Communications - 0.00% (13)
T-Mobile USA, Inc. Escrow (6)(14)	1,200,000	6,218
T-Mobile USA, Inc. Escrow (6)(14)	658,000	1,354
T-Mobile USA, Inc. Escrow (6)(14)	1,053,000	2,016
		9,588
Consumer, Cyclical - 0.02%
Caesars Entertainment Corp. (6)	338,983	3,474,576
Total Common Stocks (Cost $4,048,657)		$3,484,164

PREFERRED STOCKS - 0.10%
Consumer, Non-cyclical - 0.05%
Bunge Ltd., 4.88%	68,719	7,456,012
Financials - 0.05%
Wells Fargo & Co., 7.50%	5,106	6,591,233
Total Preferred Stocks (Cost $13,791,150)		$14,047,245

SHORT-TERM INVESTMENTS - 4.41%
Money Market Funds - 2.04%
Fidelity Institutional Money Market Government Funds - Class I, 1.92% (7) (8)	151,302,498	151,302,498
Goldman Sachs Financial Square Government Fund - Class I, 1.93% (7) (8)	151,350,994	151,350,994
		302,653,492
	Principal
	Amount	Value
Banker's Acceptances - 1.46%
Bank N S Halifax, 1.62%, 10/09/2018	CAD 36,800,000	28,476,160
Bank N S Halifax, 1.62%, 10/10/2018	51,600,000	39,926,531
BMO Bank of Montreal, 1.59%, 10/04/2018	23,630,000	18,289,307
BMO Bank of Montreal, 1.62%, 10/15/2018	4,900,000	3,790,600
BMO Bank of Montreal, 1.63% 10/17/2018	13,100,000	10,133,141
Canadian Imperial Bank of Commerce, 1.62%, 10/16/2018	3,800,000	2,939,531
HSBC Bank, 1.67%, 10/09/2018	43,140,000	33,382,107
HSBC Bank, 1.66%, 10/15/2018	17,300,000	13,383,140
HSBC Bank, 1.67%, 10/17/2018	4,300,000	3,326,146
HSBC Bank, 1.65%, 10/19/2018	18,600,000	14,386,218
Royal Bank of Canada, 1.62%, 10/09/2018	10,800,000	8,357,134
Royal Bank of Canada, 1.63%, 10/10/2018	13,200,000	10,213,764
Royal Bank of Canada, 1.63%, 10/18/2018	5,790,000	4,478,470
Royal Bank of Canada, 1.50%, 10/22/2018	5,340,000	4,129,658
Royal Bank of Canada, 1.62%, 10/25/2018	4,910,000	3,796,588
Toronto-Dominion Bank, 1.60%, 10/12/2018	7,100,000	5,493,272
Toronto-Dominion Bank, 1.61%, 10/15/2018	5,800,000	4,486,833
Toronto-Dominion Bank, 1.60%, 10/22/2018	7,222,000	5,585,092
Toronto-Dominion Bank, 1.60%, 10/24/2018	3,502,000	2,708,007
		217,281,699
Commercial Paper - 0.86%
Boston Scientific Corp., 2.37%, 10/02/2018	$4,150,000	4,148,902
Boston Scientific Corp., 2.49%, 10/16/2018	250,000	249,694
Campbell Soup Co., 2.54%, 11/07/2018	700,000	698,094
Campbell Soup Co., 2.70%, 12/12/2018	460,000	457,542
Campbell Soup Co., 2.79%, 01/15/2019	3,100,000	3,075,221
Catholic Health, 2.76%, 10/18/2018	3,600,000	3,595,594
Enbridge Energy Partners LP, 2.78%, 10/11/2018	3,100,000	3,097,271
Entergy Corp., 2.37%, 10/02/2018	1,050,000	1,049,710
Entergy Corp., 2.31%, 10/15/2018	6,890,000	6,881,752
Entergy Corp., 2.25%, 10/31/2018	2,350,000	2,344,393
Entergy Corp., 2.37%, 11/06/2018	1,550,000	1,545,585
Hyundai Capital America, Inc., 2.37%, 10/03/2018	5,200,000	5,198,275
Hyundai Capital America, Inc., 2.45%, 11/07/2018	24,800,000	24,732,213
Keurig Dr. Pepper, Inc., 2.28%, 10/02/2018	6,700,000	6,698,250
Keurig Dr. Pepper, Inc., 2.42%, 11/02/2018	500,000	498,814
Marriott International, Inc., 2.17%, 10/11/2018	700,000	699,384
Marriott International, Inc., 2.45%, 10/15/2018	1,900,000	1,897,804
Marriott International, Inc., 2.38%, 10/19/2018	1,700,000	1,697,576
Marriott International, Inc., 2.49%, 10/23/2018	2,900,000	2,895,072
Marriott International, Inc., 2.45%, 10/24/2018	3,050,000	3,044,610
Marriott International, Inc., 2.43%, 11/07/2018	300,000	299,180
Mondelez International, Inc., 2.21%, 10/04/2018	11,000,000	10,995,611
Royal Caribbean Cruises Ltd., 2.35%, 10/05/2018	1,450,000	1,449,332
Royal Caribbean Cruises Ltd., 2.58%, 10/10/2018	1,550,000	1,548,760
Schlumberger Holdings Corp., 2.23%, 10/01/2018	19,350,000	19,346,098
Schlumberger Holdings Corp., 2.36%, 10/05/2018	3,200,000	3,198,488
Spectra Energy Partners LP, 2.38%, 10/19/2018	250,000	249,644
SPIRE, Inc., 2.42%, 10/23/2018	250,000	249,575
Thomson Reuters Corp., 2.34%, 10/01/2018	7,080,000	7,078,572
Virginia Electric & Power Co., 2.23%, 10/02/2018	980,000	979,736
WEC Energy Group, Inc., 2.27%, 10/02/2018	4,150,000	4,148,902
WEC Energy Group, Inc., 2.27%, 10/03/2018	3,000,000	2,999,005
		127,048,659

U.S. Treasury Bills - 0.05%
U.S. Treasury Bill, 2.16%, 12/13/2018 (11)	7,785,000	7,751,494
Total Short-Term Investments (Cost $652,634,163)		$654,735,344
TOTAL INVESTMENTS IN SECURITIES - 104.49%
(Cost $15,694,975,826)		15,533,173,339
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.49)%		(667,302,297)
TOTAL NET ASSETS - 100.00%		$14,865,871,042

Percentages are stated as a percent of net assets.

Principal amounts are dominated in the currency in which the security was purchased.

ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Sheqel
PEN	Peruvian Sol
RON	Romanian Leu

PIK	Payment in Kind

(1)
Security was purchased exempt from registration in the U.S.  Pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $2,993,203,010, which represents 20.13% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2018.
(3)	Step-up bond. The rate reported is the rate in effect as of September 30, 2018.
(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of September 30, 2018.
(5)	Delayed delivery purchase commitment security. The value of these securities total $107,718,432, which represents 0.72% of total net assets.
(6)	Non-income producing security.
(7)	Partially assigned as collateral for certain delayed delivery securities.
(8)	Represents annualized seven-day yield as of the close of the reporting period.
(9)	Inflation protected security. The value of these securities total $74,268,524, which represents 0.50% of total net assets.
(10)	A portion of these U.S. Treasuries were purchased in a sale-buyback transaction. The value of these securities total $449,919,548, which represents 3.03% of total net assets.
(11)	Partially assigned as collateral for certain future and swap contracts. The value of these pledged issues totals $40,771,026, which represents 0.27% of total net assets.
(12)	Security is in default as of September 30, 2018. The value of these securities total $61,149,303, which represents 0.41% of total net assets.
(13)	Amount calculated is less than 0.005%.
(14)	Security is categorized as Level 3 per the Trust's fair value hierarchy. These securities represent $146,393,553 or 0.98% of the Fund's net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

			Settlement	Notional		Unrealized Appreciation/
Number of Contracts Purchased	Reference Entity	Counterparty	Month	Amount	Value	(Depreciation)
408	Australia Commonwealth Treasury Bond, 10 Year	Goldman Sachs	Dec. 2018	AUD 52,957,755	$38,001,779	$(278,818)
2,073	U.S. 2 Year Note Future	Citigroup Global Markets	Dec. 2018	$438,273,262	436,852,362	(1,420,900)
2,029	U.S. 2 Year Note Future	Goldman Sachs	Dec. 2018	429,029,055	427,580,049	(1,449,006)
3,183	U.S. 5 Year Note Future	Citigroup Global Markets	Dec. 2018	360,438,457	358,012,900	(2,425,557)
6,375	U.S. 10 Year Note Future	Goldman Sachs	Dec. 2018	766,075,685	757,230,468	(8,845,217)
3	Ultra Long Term U.S. Treasury Bond	Citigroup Global Markets	Dec. 2018	476,561	462,844	(13,717)
2,000	Ultra Long Term U.S. Treasury Bond	Goldman Sachs	Dec. 2018	317,048,875	308,562,500	(8,486,375)
						(22,919,590)

			Settlement	Notional		Unrealized Appreciation/
Number of Contracts Sold	Reference Entity	Counterparty	Month	Amount	Value	(Depreciation)
(283)	Euro-Bobl Future	Citigroup Global Markets	Dec. 2018	EUR (37,191,474)	$(42,945,001)	$236,127
(2,459)	U.S. 10 Year Note Future	Goldman Sachs	Dec. 2018	$(293,117,837)	(292,083,094)	1,034,743
(410)	U.S. Ultra 10 Year Note Future	Goldman Sachs	Dec. 2018	(52,617,152)	(51,660,000)	957,152
						2,228,022
						$(20,691,568)

Over-the-Counter Forward Foreign Currency Exchange Contracts

						Unrealized
				Settlement		Appreciation /
Currency Purchased		Currency Sold		Date	Counterparty	(Depreciation)
CAD	62,160,000	USD	47,960,288	11/15/18	J.P. Morgan	213,062
CAD	75,800,000	USD	58,105,436	11/15/18	Morgan Stanley	638,771
CLP*	2,623,942,000	USD	3,913,411	10/05/18	Goldman Sachs	76,283
COP*	2,601,669,767	USD	859,772	11/02/18	Goldman Sachs	18,387
COP*	30,667,610,000	USD	10,048,793	11/02/18	J.P. Morgan	302,645
MXN	153,875,000	USD	8,002,664	11/16/18	Bank of America	153,788
MXN	389,344,000	USD	20,667,573	10/26/18	J.P. Morgan	34,928
MXN	455,416,000	USD	23,557,177	11/14/18	J.P. Morgan	590,055
RUB*	1,101,545,364	USD	15,817,143	10/11/18	J.P. Morgan	974,002
RUB*	129,039,884	USD	1,900,000	11/15/18	J.P. Morgan	59,828
RUB*	1,421,772,262	USD	21,450,191	12/14/18	J.P. Morgan	74,835
TRY	189,139,363	USD	29,813,897	10/02/18	Deutsche Bank	1,434,685
TRY	194,435,265	USD	30,561,972	11/15/18	J.P. Morgan	637,275
TRY	13,604,778	USD	2,078,241	11/29/18	J.P. Morgan	84,490
USD	4,102,030	CHF	3,940,000	11/23/18	J.P. Morgan	66,577
USD	4,075,106	CLP	2,623,942,000	10/05/18	J.P. Morgan	85,412
USD	9,530,026	COP*	27,577,607,000	11/02/18	J.P. Morgan	221,577
USD	215,124,151	EUR	184,194,359	10/02/18	J.P. Morgan	1,198,035
USD	1,758,531	EUR	1,504,000	10/02/18	Morgan Stanley	11,762
USD	217,085,074	EUR	184,793,359	11/02/18	Morgan Stanley	1,925,323
USD	162,607,157	GBP	123,264,000	11/02/18	J.P. Morgan	1,688,447
USD	1,636,789	GBP	1,245,000	11/02/18	Morgan Stanley	11,466
USD	3,742,268	ILS	13,469,603	11/21/18	Citigroup Global Markets	22,883
USD	4,085,340	JPY	451,875,000	10/19/18	Goldman Sachs	102,052
USD	7,474,855	PEN*	24,545,928	10/24/18	Deutsche Bank	52,712
USD	1,543,679	PEN*	5,068,669	10/24/18	J.P. Morgan	11,026
					Total Unrealized Appreciation	10,690,306

ARS*	163,309,028	USD	4,459,725	10/04/18	Deutsche Bank	(537,799)
ARS*	58,184,012	USD	1,509,639	10/05/18	Deutsche Bank	(114,284)
ARS*	59,736,853	USD	1,476,837	10/09/18	Deutsche Bank	(52,214)
ARS*	28,066,958	USD	716,451	10/10/18	Deutsche Bank	(48,031)
ARS*	50,667,768	USD	1,290,429	10/16/18	Deutsche Bank	(93,742)
ARS*	340,379,586	USD	9,969,111	11/15/18	Deutsche Bank	(2,238,486)
ARS*	54,265,962	USD	1,276,846	12/20/18	Deutsche Bank	(90,056)
ARS*	58,326,622	USD	1,476,623	10/04/18	J.P. Morgan	(75,888)
ARS*	86,555,140	USD	2,276,868	01/15/19	J.P. Morgan	(431,146)
EUR	905,000	USD	1,058,659	10/02/18	J.P. Morgan	(7,579)
EUR	184,793,359	USD	216,559,337	10/02/18	Morgan Stanley	(1,937,533)
GBP	123,264,000	USD	162,386,181	10/02/18	J.P. Morgan	(1,695,481)
IDR*	1,475,948,000	USD	98,171	12/19/18	Morgan Stanley	(189)
RUB*	120,777,576	USD	1,906,389	10/15/18	Morgan Stanley	(66,104)
USD	4,077,860	AUD	5,660,000	01/25/19	Citigroup Global Markets	(18,169)
USD	65,711,408	AUD	91,087,925	10/02/18	J.P. Morgan	(131,771)
USD	4,080,409	CAD	5,350,000	01/25/19	Goldman Sachs	(72,090)
USD	320,081,900	CAD	417,720,000	11/15/18	J.P. Morgan	(3,646,730)
USD	27,089,609	CHF	26,731,000	11/15/18	J.P. Morgan	(268,745)
USD	10,061,414	COP*	30,449,700,661	11/02/18	Goldman Sachs	(216,471)
USD	2,962,789	EUR	2,582,000	11/16/18	Citigroup Global Markets	(46,927)
USD	441,675	EUR	380,000	11/02/18	J.P. Morgan	(768)
USD	5,464,871	EUR	4,690,000	11/16/18	Merrill Lynch	(2,042)
USD	747,989	EUR	650,000	11/16/18	Morgan Stanley	(9,686)
USD	746,632	EUR	650,000	11/16/18	State Street	(11,042)
USD	1,513,202	EUR	1,300,000	11/16/18	UBS Securities	(2,147)
USD	4,097,272	GBP	3,160,000	11/23/18	Citigroup Global Markets	(31,970)
USD	158,878,098	GBP	123,264,000	10/02/18	J.P. Morgan	(1,812,603)
USD	7,897,100	MXN	153,875,000	11/16/18	Bank of America	(259,352)
USD	4,066,333	NOK	34,145,000	11/16/18	Merrill Lynch	(137,478)
USD	21,909,684	NZD	33,217,000	11/15/18	J.P. Morgan	(114,452)
USD	4,095,356	NZD	6,215,000	11/16/18	J.P. Morgan	(25,450)
USD	4,076,243	SEK	36,890,000	11/16/18	Goldman Sachs	(91,625)
USD	30,592,699	TRY	189,139,363	10/02/18	J.P. Morgan	(655,883)
					Total Unrealized Depreciation	(14,943,933)
					Net Unrealized Depreciation	$ (4,253,627)

* Non-deliverable forward (See Note 3).

ARS	Argentine Peso	ILS	Israel Shekel
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
COP	Columbian Peso	PEN	Peruvian Sol
EUR	Euro	RUB	Russian Ruble
GBP	British Pound	SEK	Swedish Krona
IDR	Indonesian Rupiah	TRY	Turkish Lira

Centrally Cleared Credit Default Swaps - Sell Protection

Reference Entity	Fixed Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018	Notional Amount	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
Ally Financial, Inc.	5.00%	Quarterly	06/20/2022	0.80%	$ 2,750,000	$ 286,137	$ 113,090	$ 399,227
CDX.EM.28	1.00%	Quarterly	12/20/2022	1.59%	9,894,000	(332,411)	124,216	(208,195)
CDX.EM.29	1.00%	Quarterly	06/20/2023	1.81%	13,400,000	(243,566)	(202,559)	(446,125)
Deutsche Bank	1.00%	Quarterly	12/20/2018	0.52%	EUR 10,700,000	11,521	3,214	14,735
Deutsche Bank	1.00%	Quarterly	06/20/2019	0.52%	3,400,000	(7,269)	21,399	14,130
						$ 85,588)	$ 59,360	$ (226,228)

Over-the-Counter Credit Default Swaps - Sell Protection

Counterparty	Reference Entity	Fixed Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018	Notional Amount	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	Argentine Republic	5.00%	Quarterly	06/20/2023	0.66%	$ 200,000	$ 1,379	$ (6,793)	$ (5,414)
Deutsche Bank	CMBX.NA.AAA.10	0.50%	Monthly	11/17/2059	0.56%	16,450,000	(277,375)	347,275	69,900
Goldman Sachs	Republic Federation of Brazil	1.00%	Quarterly	06/20/2023	2.43%	4,600,000	(239,667)	(40,344)	(280,011)
Merrill Lynch	Republic Federation of Brazil	1.00%	Quarterly	12/20/2023	2.63%	9,200,000	(795,457)	123,630	(671,827)
Morgan Stanley	Republic of Colombia	1.00%	Quarterly	12/20/2023	1.10%	11,315,000	(53,222)	(1,980)	(55,202)
Merrill Lynch	Republic of Colombia	1.00%	Quarterly	12/20/2023	1.10%	10,335,000	(73,330)	22,910	(50,420)
J.P. Morgan	Republic of Indonesia	1.00%	Quarterly	12/20/2023	1.29%	1,340,000	(27,384)	8,134	(19,250)
Morgan Stanley	Republic of Indonesia	1.00%	Quarterly	12/20/2023	0.76%	9,425,000	(130,668)	(4,730)	(135,398)
Merrill Lynch	Republic of Indonesia	1.00%	Quarterly	12/20/2023	0.76%	9,980,000	(180,891)	37,520	(143,371)
J.P. Morgan	Republic of South Africa	1.00%	Quarterly	06/20/2023	0.14%	9,400,000	(615,345)	258,820	(356,525)
J.P. Morgan	Republic of South Africa	1.00%	Quarterly	12/20/2023	2.02%	10,465,000	(611,346)	116,777	(494,569)
Goldman Sachs	Russia Federation	1.00%	Quarterly	12/20/2022	0.76%	1,500,000	(26,362)	12,589	(13,773)
J.P. Morgan	Russia Federation	1.00%	Quarterly	06/20/2023	0.66%	27,900,000	(763,962)	350,658	(413,304)
Goldman Sachs	Russia Federation	1.00%	Quarterly	06/20/2023	0.66%	12,100,000	(329,072)	149,826	(179,246)
Deutsche Bank	Russia Federation	1.00%	Quarterly	06/20/2023	0.66%	4,800,000	(131,277)	60,171	(71,106)
Morgan Stanley	United Mexican States	1.00%	Quarterly	12/20/2022	1.13%	3,800,000	3,725	15,754	19,479
Goldman Sachs	United Mexican States	1.00%	Quarterly	06/20/2023	0.98%	29,900,000	(220,315)	203,930	(16,385)
J.P. Morgan	United Mexican States	1.00%	Quarterly	12/20/2023	0.87%	1,100,000	(10,307)	3,621	(6,686)
Merrill Lynch	United Mexican States	1.00%	Quarterly	12/20/2023	1.12%	10,015,000	(82,287)	21,417	(60,870)
Morgan Stanley	United Mexican States	1.00%	Quarterly	12/20/2023	1.12%	11,215,000	(68,507)	344	(68,163)
							$ (4,631,670)	$ 1,679,529	$ 2,952,141

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid / (Received)	Unrealized Appreciation/ (Depreciation)	Value
3.00%	6 Month AUD BBSW	Paid	Semi-Annual	03/21/2027	AUD	109,400,000	$ 747,063	$ 674,952	$ 1,422,015
1.00%	6 Month EURIBOR	Received	Semi-Annual	03/20/2029	EUR	16,100,000	65,807	101,858	167,665
1.50%	6 Month GBP LIBOR	Received	Semi-Annual	03/20/2029	GBP	18,700,000	299,410	170,092	469,502
1.75%	6 Month GBP LIBOR	Received	Semi-Annual	03/20/2049	GBP	1,500,000	(9,201)	14,682	5,481
3.00%	3 Month LIBOR	Received	Quarterly	12/19/2048		$73,800,000	(1,374,453)	3,325,455	1,951,002
2.50%	3 Month LIBOR	Paid	Quarterly	12/20/2024		84,500,000	1,325,736	(4,076,155)	(2,750,419)
2.50%	3 Month LIBOR	Paid	Quarterly	12/20/2027		94,300,000	2,074,612	(6,883,336)	(4,808,724)
2.50%	3 Month LIBOR	Paid	Quarterly	12/20/2027		107,900,000	(1,317,101)	(3,925,855)	(5,242,956)
7.88%	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/16/2022	MXN	2,000,000	-	(61)	(61)
7.87%	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		3,400,000	–	(177)	(177)
7.88%	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		36,000,000	13,790	(14,601)	(811)
7.75%	Mexico Interbank TIIE 28 Day	Paid	Lunar	01/05/2023		1,400,000	–	(406)	(406)
7.61%	Mexico Interbank TIIE 28 Day	Received	Lunar	01/23/2023		222,400,000	189,393	(63,977)	125,416
7.81%	Mexico Interbank TIIE 28 Day	Paid	Lunar	02/06/2023		2,800,000	–	(504)	(504)
7.82%	Mexico Interbank TIIE 28 Day	Paid	Lunar	02/06/2023		2,800,000	(508)	89	(419)
7.15%	Mexico Interbank TIIE 28 Day	Paid	Lunar	06/11/2027		25,800,000	(21,033)	(68,422)	(89,455)
7.37%	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300,000	(2,285)	(112,868)	(115,153)
7.98%	Mexico Interbank TIIE 28 Day	Received	Lunar	12/10/2027		3,300,000	(25)	2,429	2,404
7.99%	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		100,000	–	71	71
8.01%	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200,000	(10,238)	23,582	13,344
7.91%	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800,000	–	808	808
8.03%	Mexico Interbank TIIE 28 Day	Received	Lunar	01/31/2028		1,600,000	15	945	960
8.05%	Mexico Interbank TIIE 28 Day	Received	Lunar	01/31/2028		2,400,000	700	566	1,266
7.38%	Mexico Interbank TIIE 28 Day	Received	Lunar	08/14/2037		1,300,000	4,963	2,606	7,569
7.36%	Mexico Interbank TIIE 28 Day	Received	Lunar	08/21/2037		900,000	3,513	1,827	5,340
							$ 1,990,158	$ (10,826,400)	$ (8,836,242)

Over-the-Counter Total Return Swap Contracts - Purchased

Counterparty	Reference Entity	Floating Rate Paid by Fund	Payment Fequency	Maturity Date	Notional Amount	Upfront Premium Received / (Paid)	Unrealized Appreciation / (Depreciation)	Value
J.P. Morgan	IBOXX USD Liquid High Yield Index Series 1	3-Month LIBOR Paid	Quarterly	03/20/2019	$62,000,000	$-	$329,341	$329,341
Goldman Sachs	IBOXX USD Liquid High Yield Index Series 1	3-Month LIBOR Paid	Quarterly	03/20/2019	40,000,000	-	902,435	902,435
J.P. Morgan	IBOXX USD Liquid High Yield Index Series 1	3-Month LIBOR Paid	Quarterly	03/20/2019	50,000,000	-	156,812	156,812
Goldman Sachs	IBOXX USD Liquid High Yield Index Series 1	3-Month LIBOR Paid	Quarterly	03/20/2019	50,000,000	-	258,419	258,419
						$-	$1,647,007	$1,647,007

Sale-Buyback Transactions

Counterparty	Borrowing Date	Maturity Date	Borrowing Rate	Amount Borrowed
BNP Paribas	08/17/2018	11/16/2018	2.24%	$ 167,062,398
Goldman Sachs	09/10/2018	10/11/2018	2.15	25,424,508
Goldman Sachs	09/18/2018	10/02/2018	2.33	15,140,818
Goldman Sachs	09/18/2018	10/03/2018	2.35	18,928,950
Goldman Sachs	09/19/2018	10/04/2018	2.36	20,294,627
Goldman Sachs	09/21/2018	10/05/2018	2.36	13,788,806
Goldman Sachs	09/27/2018	10/01/2018	2.65	31,428,497
Morgan Stanley	09/11/2018	10/12/2018	2.26	13,228,079
Morgan Stanley	09/14/2018	10/05/2018	2.15	147,440,728
Morgan Stanley	09/27/2018	10/01/2018	2.05	2,993,697
				$ 455,731,108

Bridge Builder Municipal Bond Fund
Schedule of Investments
September 30, 2018 (Unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS - 99.04%
Alabama - 1.05%
County of Jefferson AL
5.00%, 04/01/2021	$1,085,000	$1,156,794
5.00%, 04/01/2023	1,550,000	1,715,246
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	1,500,000	1,618,215
5.25%, 10/01/2048	1,650,000	1,796,355
5.50%, 10/01/2053	715,000	785,828
Industrial Development Board of the City of Mobile Alabama
1.85%, 06/01/2034 (1)	1,025,000	1,010,558
1.63%, 07/15/2034 (1)	11,900,000	11,900,000
Montgomery Medical Clinic Board
5.00%, 03/01/2019	1,500,000	1,513,305
5.00%, 03/01/2029	1,000,000	1,081,570
Selma Industrial Development Board
5.80%, 05/01/2034	2,900,000	3,063,096
5.38%, 12/01/2035	215,000	234,094
Southeast Alabama Gas Supply District
4.00%, 06/01/2049 (1)	10,940,000	11,499,800
Water Works Board of the City of Birmingham
5.00%, 01/01/2023	430,000	475,240
		37,850,101
Alaska - 0.21%
Borough of North Slope AK
5.00%, 06/30/2021	305,000	320,223
City of Valdez AK
5.00%, 01/01/2021	4,000,000	4,226,960
Municipality of Anchorage AK
5.00%, 09/01/2021	2,805,000	3,029,568
		7,576,751
Arizona - 1.85%
Arizona Health Facilities Authority
5.00%, 01/01/2020	2,000,000	2,071,480
5.00%, 02/01/2042	2,000,000	2,099,880
City of Glendale AZ
5.00%, 07/01/2030	1,780,000	2,054,992
City of Mesa AZ
4.00%, 07/01/2028	1,265,000	1,373,815
City of Phoenix AZ
4.00%, 07/01/2022	900,000	959,949
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2020	325,000	340,733
5.00%, 07/01/2021	100,000	106,952
5.00%, 07/01/2022	275,000	299,332
5.00%, 07/01/2032	800,000	898,680
5.00%, 07/01/2037	3,000,000	3,360,390
County of Pima AZ
4.00%, 07/01/2022	13,160,000	14,002,372
County of Pima AZ Sewer System Revenue
5.00%, 07/01/2022	10,000,000	10,997,700
Glendale Industrial Development Authority
4.00%, 07/01/2028	300,000	298,308
5.00%, 07/01/2033	435,000	456,328
5.00%, 07/01/2038	450,000	467,410
5.00%, 07/01/2048	915,000	943,713
Industrial Development Authority of the City of Phoenix
1.85%, 12/01/2035 (1)	6,500,000	6,498,830
5.00%, 07/01/2037	4,750,000	5,153,988
Maricopa County Industrial Development Authority
5.00%, 01/01/2020	375,000	388,402
5.00%, 01/01/2021	350,000	372,075
5.75%, 01/01/2036 (2)(5)	100,000	100,185
5.00%, 01/01/2048 (1)	1,300,000	1,430,052
5.00%, 01/01/2048 (1)	1,000,000	1,130,440
6.00%, 01/01/2048 (2)(5)	635,000	641,096
McAllister Academic Village LLC
5.00%, 07/01/2021	200,000	215,010
Peoria Industrial Development Authority
5.00%, 11/15/2019	115,000	116,538
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2022	1,200,000	1,309,044
5.00%, 01/01/2024	1,600,000	1,814,032
5.00%, 01/01/2033	1,000,000	1,167,450
Salt Verde Financial Corp.
5.00%, 12/01/2037	3,500,000	4,052,230
Tempe Industrial Development Authority
4.00%, 10/01/2023 (2)(5)	1,250,000	1,254,287
6.00%, 10/01/2037 (2)(5)	40,000	43,322
6.13%, 10/01/2047 (2)(5)	80,000	87,062
6.13%, 10/01/2052 (2)(5)	80,000	86,759
		66,592,836
Arkansas - 0.03%
Arkansas State University
4.00%, 03/01/2019	500,000	504,050
4.00%, 03/01/2020	525,000	538,592
		1,042,642
California - 3.50%
ABAG Finance Authority for Nonprofit Corp.
5.00%, 08/01/2033	1,300,000	1,424,020
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500,000	2,728,625
5.00%, 10/01/2037	2,000,000	2,174,240
Alisal Union School District
5.25%, 08/01/2042	740,000	857,712
Bay Area Toll Authority
2.81% (SIFMA Municipal Swap Index + 1.25%), 04/01/2036 (3)	1,000,000	1,038,870
2.10%, 04/01/2045 (1)	2,790,000	2,783,444
2.85%, 04/01/2047 (1)	1,000,000	1,019,940
2.95%, 04/01/2047 (1)	1,170,000	1,193,786
California Health Facilities Financing Authority
5.63%, 07/01/2025	2,130,000	2,183,527
5.00%, 11/01/2032 (1)	1,400,000	1,562,022
5.00%, 07/01/2034 (1)	1,710,000	1,899,194
1.25%, 10/01/2036 (1)	2,500,000	2,464,925
California Municipal Finance Authority
5.00%, 08/15/2029	1,000,000	1,175,130
5.00%, 12/31/2029	2,300,000	2,613,168
5.00%, 08/15/2034	1,065,000	1,223,504
4.00%, 08/15/2037	1,560,000	1,561,092
4.00%, 08/15/2042	1,000,000	986,330
5.00%, 12/31/2043	3,585,000	3,914,103
5.00%, 12/31/2047	555,000	604,067
California Pollution Control Financing Authority
1.85%, 08/01/2023 (1)(2)	4,500,000	4,498,245
California Public Finance Authority
5.00%, 10/15/2047	1,775,000	1,872,217
California State Public Works Board
5.00%, 03/01/2024	2,500,000	2,854,025
5.00%, 03/01/2025	3,280,000	3,803,127
5.00%, 11/01/2037	235,000	257,269
California Statewide Communities Development Authority
3.00%, 07/01/2025	1,000,000	1,011,710
5.00%, 10/01/2028	1,100,000	1,167,793
5.00%, 11/01/2032 (2)	1,135,000	1,267,364
5.00%, 05/15/2040	400,000	436,732
5.00%, 11/01/2041 (2)	875,000	955,675
5.25%, 12/01/2048 (2)	800,000	867,440
5.38%, 11/01/2049 (2)	100,000	105,585
5.50%, 12/01/2054	1,960,000	2,102,492
5.25%, 12/01/2056 (2)	1,000,000	1,064,090
Centinela Valley Union High School District
4.00%, 08/01/2019	415,000	422,175
City of Los Angeles Department of Airports
5.25%, 05/15/2031	3,720,000	4,360,472
5.00%, 05/15/2033	1,250,000	1,426,100
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2034	3,000,000	3,421,980
Foothill-De Anza Community College District
5.00%, 04/01/2035	250,000	278,127
5.00%, 04/01/2036	200,000	221,922
Golden State Tobacco Securitization Corp.
5.00%, 06/01/2021	285,000	306,757
5.00%, 06/01/2022	400,000	439,948
5.00%, 06/01/2023	455,000	509,664
0.00%, 06/01/2024	1,000,000	862,440
5.00%, 06/01/2024	255,000	283,338
5.30%, 06/01/2037	1,000,000	1,044,780
5.00%, 06/01/2040	2,000,000	2,200,560
5.00%, 06/01/2047	925,000	946,682
Irvine Unified School District
5.00%, 03/01/2057	800,000	868,832
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200,000	1,390,500
5.00%, 12/01/2030	2,520,000	2,905,787
Los Angeles NV Unified School District
5.00%, 07/01/2019	1,250,000	1,279,900
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700,000	1,950,342
5.00%, 08/01/2028	1,000,000	1,140,550
5.00%, 08/01/2029	775,000	878,245
5.00%, 08/01/2030	2,530,000	2,853,638
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2028	1,250,000	1,440,675
5.00%, 03/01/2030	1,700,000	1,942,981
Orange County Community Facilities District
5.25%, 08/15/2045	1,000,000	1,092,590
Orchard School District
0.00%, 08/01/2022	2,940,000	2,687,307
Sacramento City Financing Authority
5.00%, 12/01/2033	875,000	988,225
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2021	925,000	990,333
5.00%, 05/01/2021	305,000	326,542
5.00%, 05/01/2022	400,000	436,908
5.00%, 05/01/2022	310,000	338,604
5.00%, 05/01/2023	225,000	250,229
5.00%, 05/01/2023	225,000	250,229
5.00%, 05/01/2025	1,330,000	1,520,164
State of California
5.00%, 08/01/2022	1,535,000	1,705,753
5.00%, 09/01/2022	2,000,000	2,226,360
5.00%, 09/01/2022	3,140,000	3,495,385
5.00%, 08/01/2023	3,000,000	3,402,000
5.63%, 04/01/2026	1,625,000	1,655,144
5.00%, 09/01/2026	2,000,000	2,369,560
5.00%, 08/01/2027	620,000	719,287
5.00%, 08/01/2029	935,000	1,090,145
5.00%, 09/01/2029	370,000	431,986
5.00%, 08/01/2030	3,500,000	4,067,315
5.75%, 04/01/2031	1,530,000	1,558,703
2.24% (1 Month LIBOR USD + 0.76%), 12/01/2031 (3)	750,000	756,607
6.00%, 04/01/2035	425,000	434,116
6.00%, 04/01/2035	575,000	586,523
4.00%, 09/01/2035	3,625,000	3,847,104
		126,274,977
Colorado - 1.97%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050,000	2,394,769
Amber Creek Metropolitan District
5.00%, 12/01/2037	750,000	742,650
5.13%, 12/01/2047	1,075,000	1,059,713
Belleview Station Metropolitan District No 2
5.00%, 12/01/2036	500,000	508,720
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2037	525,000	535,411
Canyons Metropolitan District No 5
6.00%, 12/01/2037	500,000	505,745
Centerra Metropolitan District No 1
2.70%, 12/01/2019 (2)	493,000	494,085
City & County of Denver CO
5.00%, 10/01/2032	2,725,000	2,899,345
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2021	2,000,000	2,156,580
4.00%, 11/15/2023	4,465,000	4,736,293
5.00%, 12/01/2031	7,000,000	7,961,800
Colorado Health Facilities Authority
4.00%, 01/01/2019	225,000	225,810
4.00%, 01/01/2020	250,000	253,890
5.00%, 02/01/2020	1,210,000	1,247,050
5.00%, 12/01/2022	1,855,000	2,034,175
5.00%, 01/01/2024	125,000	134,159
5.00%, 01/01/2026	100,000	107,693
5.00%, 01/01/2031	100,000	104,630
5.25%, 02/01/2031	2,250,000	2,352,690
5.00%, 01/01/2037	250,000	259,205
5.25%, 05/15/2037	475,000	512,159
5.00%, 10/01/2038 (1)	630,000	673,722
2.69% (1 Month LIBOR USD + 1.25%), 10/01/2039 (3)	2,000,000	2,008,140
5.25%, 01/01/2040	540,000	572,368
2.80%, 05/15/2042 (1)	3,105,000	3,103,603
5.25%, 01/01/2045	510,000	540,569
6.13%, 12/01/2045 (2)	375,000	391,395
5.00%, 09/01/2046	1,000,000	1,074,950
6.25%, 12/01/2050 (2)	205,000	214,848
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	645,000	692,098
5.00%, 12/31/2051	550,000	588,891
5.00%, 12/31/2056	425,000	454,074
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	635,000	665,315
Cornerstar Metropolitan District
5.13%, 12/01/2037	500,000	512,765
Denver Convention Center Hotel Authority
4.00%, 12/01/2020	500,000	516,435
5.00%, 12/01/2022	4,950,000	5,409,657
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	1,360,000	1,391,293
5.63%, 12/01/2048	2,130,000	2,182,313
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800,000	1,927,260
E-470 Public Highway Authority
0.00%, 09/01/2020	730,000	700,194
2.40% (1 Month LIBOR USD + 0.90%), 09/01/2039 (3)	325,000	325,686
2.54% (1 Month LIBOR USD + 1.05%), 09/01/2039 (3)	650,000	655,473
Mesa County Valley School District No 51 Grand Junction CO
5.25%, 12/01/2033	2,000,000	2,375,760
Painted Prairie Metropolitain District No 2
5.25%, 12/01/2048	500,000	500,850
Park Creek Metropolitan District
5.00%, 12/01/2045	1,775,000	1,923,603
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650,000	715,137
Serenity Ridge Metropolitan District No 2
5.13%, 12/01/2037	1,290,000	1,312,730
Sierra Ridge Metropolitan District No 2
4.50%, 12/01/2031	750,000	725,340
5.50%, 12/01/2046	1,500,000	1,522,560
Solaris Metropolitan District No 3
5.00%, 12/01/2036	850,000	875,373
5.00%, 12/01/2046	1,880,000	1,920,852
Southglenn Metropolitan District
5.00%, 12/01/2046	500,000	503,915
Southlands Metropolitan District No 1
3.00%, 12/01/2022	275,000	272,335
3.50%, 12/01/2027	500,000	490,365
St Vrain Lakes Metropolitan District No 2
5.00%, 12/01/2037	500,000	488,515
University of Colorado
5.00%, 06/01/2047	500,000	558,915
University of Colorado Hospital Authority
5.00%, 11/15/2038 (1)	1,020,000	1,093,593
		71,107,464
Connecticut - 3.32%
City of Hartford CT
5.00%, 08/15/2019	1,700,000	1,740,273
5.00%, 07/15/2021	3,300,000	3,525,159
5.00%, 07/15/2022	2,250,000	2,445,120
5.00%, 07/15/2023	2,000,000	2,205,160
5.00%, 07/15/2026	2,430,000	2,726,290
City of New Britain CT
5.00%, 03/01/2027	1,260,000	1,448,143
5.00%, 03/01/2028	1,490,000	1,704,143
5.00%, 03/01/2033	1,900,000	2,125,207
City of New Haven CT
5.25%, 08/01/2023	1,115,000	1,252,045
5.00%, 08/15/2023	900,000	1,012,194
5.00%, 08/15/2029	2,000,000	2,247,140
5.00%, 08/15/2031	1,000,000	1,116,200
City of West Haven CT
5.00%, 08/01/2021	2,495,000	2,647,469
Connecticut Housing Finance Authority
2.25%, 11/15/2023	1,250,000	1,218,575
Connecticut State Health & Educational Facilities Authority
5.00%, 07/01/2029	1,000,000	1,152,370
2.05%, 07/01/2035 (1)	6,570,000	6,545,231
1.00%, 07/01/2042 (1)	10,000,000	9,923,200
1.00%, 07/01/2042 (1)	18,000,000	17,861,760
2.00%, 07/01/2042 (1)	1,870,000	1,756,435
5.00%, 07/01/2043	1,750,000	1,832,232
4.00%, 07/01/2046	880,000	838,790
1.80%, 07/01/2049 (1)	5,280,000	5,235,384
Harbor Point Infrastructure Improvement District
7.88%, 04/01/2039	2,153,000	2,334,993
Mohegan Tribe of Indians of Connecticut
5.25%, 02/01/2022 (2)(5)	955,000	987,737
State of Connecticut
5.00%, 08/01/2019	20,380,000	20,841,403
5.00%, 09/01/2022	5,725,000	6,215,289
5.00%, 06/15/2027	1,680,000	1,849,344
5.00%, 09/15/2027	1,000,000	1,129,180
5.00%, 03/01/2029	1,500,000	1,622,340
5.00%, 11/15/2032	200,000	217,702
State of Connecticut Special Tax Revenue
5.00%, 09/01/2023	900,000	992,025
5.00%, 01/01/2038	4,400,000	4,797,452
Town of Hamden CT
5.00%, 08/15/2026	500,000	557,135
5.00%, 08/15/2026	1,335,000	1,494,052
University of Connecticut
5.25%, 11/15/2034	3,705,000	4,253,377
		119,850,549
Delaware - 0.23%
County of Kent DE
5.00%, 07/01/2040	645,000	682,139
5.00%, 07/01/2048	2,155,000	2,265,595
County of Sussex DE
5.00%, 01/01/2036	2,515,000	2,709,083
Delaware State Economic Development Authority
5.40%, 02/01/2031	500,000	526,255
5.00%, 09/01/2036	1,225,000	1,309,929
5.00%, 09/01/2046	700,000	738,311
		8,231,312
District of Columbia - 1.31%
District of Columbia
5.00%, 12/01/2021	2,300,000	2,503,067
5.00%, 06/01/2022	1,150,000	1,264,850
5.00%, 12/01/2022	2,000,000	2,222,440
5.00%, 06/01/2031	2,500,000	2,899,575
5.00%, 06/01/2033	3,795,000	4,333,397
5.00%, 06/01/2034	2,100,000	2,411,367
5.00%, 12/01/2036	670,000	720,203
5.00%, 07/01/2042	730,000	757,171
5.00%, 07/01/2052	815,000	839,385
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	2,000,000	217,120
Metropolitan Washington Airports Authority
5.00%, 10/01/2019	1,400,000	1,439,298
5.00%, 10/01/2021	2,000,000	2,148,920
5.00%, 10/01/2023	850,000	942,080
5.00%, 10/01/2024	1,325,000	1,484,901
5.00%, 10/01/2027	500,000	576,635
5.00%, 10/01/2029	1,000,000	1,142,280
5.00%, 10/01/2030	1,480,000	1,600,576
5.00%, 10/01/2031	5,335,000	6,136,317
5.00%, 10/01/2037	1,000,000	1,110,030
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2037	1,000,000	441,530
6.50%, 10/01/2041	2,000,000	2,473,580
5.00%, 10/01/2053	1,890,000	1,985,105
Washington Convention & Sports Authority
5.00%, 10/01/2023	1,330,000	1,488,602
5.00%, 10/01/2024	1,030,000	1,168,288
Washington Metropolitan Area Transit Authority
5.00%, 07/01/2020	1,375,000	1,443,984
5.00%, 07/01/2032	2,965,000	3,420,602
		47,171,303
Florida - 6.15%
Alachua County Health Facilities Authority
5.00%, 12/01/2036	1,000,000	1,080,170
5.00%, 12/01/2044	1,350,000	1,438,978
6.38%, 11/15/2049	300,000	315,048
Brevard County Health Facilities Authority
5.00%, 04/01/2039	1,335,000	1,426,781
Celebration Pointe Community Development District
4.00%, 05/01/2022 (2)	350,000	354,851
Citizens Property Insurance Corp.
5.00%, 06/01/2021	355,000	380,475
5.00%, 06/01/2022	2,150,000	2,353,583
City of Cape Coral FL Water & Sewer Revenue
1.65%, 09/01/2019	1,040,000	1,033,063
City of Jacksonville FL
5.00%, 10/01/2021	1,415,000	1,527,606
5.00%, 06/01/2053 (2)	1,015,000	1,049,530
City of Miami Gardens FL
5.00%, 07/01/2034	1,725,000	1,901,968
City of Orlando FL
5.00%, 11/01/2029	2,000,000	2,286,780
City of Tallahassee FL
5.00%, 12/01/2026	1,380,000	1,538,783
City of Tampa FL
5.00%, 04/01/2040	1,115,000	1,200,699
County of Broward FL Airport System Revenue
5.00%, 10/01/2020	880,000	931,973
5.00%, 10/01/2021	150,000	161,890
5.00%, 10/01/2022	1,185,000	1,304,140
5.00%, 10/01/2022	1,500,000	1,662,900
5.00%, 10/01/2022	125,000	137,567
5.00%, 10/01/2023	125,000	139,533
5.00%, 10/01/2029	500,000	558,015
5.00%, 10/01/2030	405,000	461,263
5.00%, 10/01/2042	110,000	118,616
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	1,775,000	2,047,604
County of Miami-Dade FL
5.00%, 07/01/2023	1,000,000	1,121,690
5.00%, 10/01/2024	1,785,000	2,022,530
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2020	1,000,000	1,051,810
5.75%, 10/01/2020	615,000	637,533
5.00%, 10/01/2022	485,000	510,807
5.00%, 10/01/2031	3,000,000	3,227,940
5.00%, 10/01/2035	1,000,000	1,098,660
County of Miami-Dade FL Water & Sewer System Revenue
5.00%, 10/01/2032	1,275,000	1,436,581
County of Miami-Dade Seaport Department
1.57%, 10/01/2050 (1)	4,000,000	4,000,000
County of Palm Beach FL
5.00%, 05/01/2029	1,915,000	2,207,976
Florida Department of Environmental Protection
5.00%, 07/01/2019	1,050,000	1,073,614
5.00%, 07/01/2022	5,000,000	5,496,950
Florida Development Finance Corp.
5.00%, 02/15/2031	750,000	803,242
5.00%, 02/15/2038	600,000	633,030
5.00%, 02/15/2048	1,600,000	1,675,488
Florida Higher Educational Facilities Financial Authority
5.00%, 06/01/2048 (2)	1,110,000	1,156,564
Florida Municipal Power Agency
5.00%, 10/01/2025	3,475,000	4,012,617
Florida's Turnpike Enterprise
5.00%, 07/01/2019	2,380,000	2,434,240
5.00%, 07/01/2022	3,250,000	3,581,663
Greater Orlando Aviation Authority
5.00%, 10/01/2020	815,000	860,338
5.00%, 10/01/2022	1,000,000	1,095,740
5.00%, 10/01/2030	1,000,000	1,135,570
5.00%, 10/01/2031	2,000,000	2,210,900
5.00%, 10/01/2033	2,000,000	2,200,400
5.00%, 10/01/2046	1,000,000	1,089,280
Hernando County School District
5.00%, 07/01/2024	805,000	909,328
JEA Electric System Revenue
5.00%, 10/01/2020	4,400,000	4,651,856
5.00%, 10/01/2026	1,120,000	1,304,173
JEA Water & Sewer System Revenue
5.00%, 10/01/2022	250,000	276,343
Lakewood Ranch Stewardship District
4.00%, 05/01/2022	465,000	468,669
Lee County Industrial Development Authority/FL
5.63%, 12/01/2037 (2)	250,000	253,463
5.75%, 12/01/2052 (2)	750,000	758,985
Manatee County School District
5.00%, 10/01/2025	520,000	599,014
Marion County School Board
5.00%, 06/01/2026	1,435,000	1,605,291
Martin County Health Facilities Authority
5.00%, 11/15/2023	800,000	883,776
Miami-Dade County Educational Facilities Authority
5.25%, 04/01/2020	1,000,000	1,046,340
5.00%, 04/01/2040	2,855,000	3,114,091
Miami-Dade County Expressway Authority
5.00%, 07/01/2019	1,250,000	1,277,350
5.00%, 07/01/2030	1,225,000	1,394,099
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110,000	124,581
5.00%, 08/01/2026	155,000	176,833
5.00%, 08/01/2027	345,000	394,998
5.00%, 08/01/2028	400,000	455,980
5.00%, 08/01/2029	480,000	544,406
5.00%, 08/01/2030	680,000	768,454
5.00%, 08/01/2032	750,000	842,063
Miami-Dade County Industrial Development Authority
4.00%, 09/15/2019	140,000	141,159
Monroe County School District/FL
5.00%, 06/01/2033	500,000	568,825
5.00%, 06/01/2035	500,000	564,785
Orange County Convention Center/Orlando
5.00%, 10/01/2019	1,000,000	1,029,670
5.00%, 10/01/2023	1,510,000	1,699,143
Orange County Health Facilities Authority
5.00%, 01/01/2020	1,000,000	1,007,690
Orange County School Board
5.00%, 08/01/2029	1,000,000	1,131,890
Orlando-Orange County Expressway Authority
5.00%, 07/01/2040	2,750,000	2,886,510
Palm Beach County Health Facilities Authority
5.00%, 12/01/2023	50,000	54,950
5.00%, 12/01/2024	105,000	116,547
7.50%, 06/01/2049	100,000	113,798
7.50%, 06/01/2049	1,875,000	2,134,837
Palm Beach County School District
5.00%, 08/01/2023	500,000	559,915
5.00%, 08/01/2024	220,000	249,278
5.00%, 08/01/2026	3,750,000	4,346,362
5.00%, 08/01/2026	1,065,000	1,234,367
5.00%, 08/01/2029	8,000,000	9,390,320
5.00%, 08/01/2030	4,520,000	5,092,232
5.00%, 08/01/2032	3,000,000	3,360,090
Reedy Creek Improvement District
5.00%, 06/01/2021	1,855,000	1,993,605
5.00%, 06/01/2023	2,740,000	3,067,896
Sarasota County Health Facilities Authority
5.00%, 01/01/2042	750,000	789,810
5.00%, 01/01/2047	875,000	918,330
School Board of Miami-Dade County
5.00%, 05/01/2025	3,000,000	3,423,090
5.00%, 05/01/2026	1,000,000	1,131,360
5.00%, 02/01/2029	8,000,000	8,995,120
5.00%, 02/01/2030	500,000	560,455
5.00%, 05/01/2031 (1)	5,000,000	5,608,450
5.00%, 05/01/2031	5,000,000	5,596,200
School District of Broward County/FL
5.00%, 07/01/2022	1,000,000	1,096,370
5.00%, 07/01/2028	1,500,000	1,744,275
5.00%, 07/01/2029	2,545,000	2,933,952
South Broward Hospital District
5.00%, 05/01/2019	2,195,000	2,232,534
5.00%, 05/01/2021	2,035,000	2,176,616
South Miami Health Facilities Authority
5.00%, 08/15/2020	400,000	419,868
5.00%, 08/15/2023	250,000	279,088
5.00%, 08/15/2024	400,000	452,632
5.00%, 08/15/2025	700,000	802,200
State of Florida
5.00%, 06/01/2019	1,210,000	1,234,188
5.00%, 06/01/2019	1,000,000	1,019,990
5.00%, 06/01/2019	1,320,000	1,346,387
5.00%, 07/01/2019	3,500,000	3,579,485
5.00%, 06/01/2021	1,120,000	1,205,803
5.00%, 06/01/2021	1,175,000	1,265,017
5.00%, 06/01/2021	2,000,000	2,153,220
5.00%, 07/01/2021	1,125,000	1,213,807
5.00%, 06/01/2022	1,050,000	1,155,640
5.00%, 07/01/2022	1,175,000	1,298,481
5.00%, 06/01/2023	2,425,000	2,720,899
5.00%, 07/01/2023	2,630,000	2,958,881
5.00%, 06/01/2024	2,415,000	2,755,201
5.00%, 06/01/2024	4,500,000	5,133,915
5.00%, 07/01/2024	2,460,000	2,809,886
5.00%, 06/01/2025	1,500,000	1,737,810
State of Florida Lottery Revenue
5.00%, 07/01/2019	1,940,000	1,983,184
5.00%, 07/01/2019	600,000	613,356
5.00%, 07/01/2020	965,000	1,013,414
5.00%, 07/01/2020	2,000,000	2,100,340
5.00%, 07/01/2021	1,290,000	1,391,472
5.00%, 07/01/2024	1,400,000	1,599,122
5.00%, 07/01/2024	4,000,000	4,568,920
Tampa Bay Water
5.50%, 10/01/2022	1,000,000	1,125,610
		221,925,319
Georgia - 2.42%
Atlanta Development Authority
6.75%, 01/01/2035	1,500,000	1,446,840
Atlanta Urban Residential Finance Authority
1.40%, 05/01/2020 (1)	3,000,000	2,988,450
Burke County Development Authority
3.25%, 11/01/2045 (1)	3,000,000	2,966,010
City of Atlanta GA
5.00%, 01/01/2019	225,000	226,607
5.00%, 01/01/2020	275,000	284,446
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2021	1,900,000	2,063,495
City of East Point GA
5.00%, 08/01/2019	955,000	978,694
5.00%, 08/01/2020	415,000	436,260
5.00%, 08/01/2021	250,000	269,030
Cobb County Kennestone Hospital Authority
5.00%, 04/01/2022	450,000	489,496
DeKalb County Hospital Authority/GA
6.13%, 09/01/2040	550,000	591,305
Forsyth County School District
5.00%, 02/01/2022	2,945,000	3,221,241
Fulton County Development Authority
5.00%, 04/01/2023	300,000	331,311
Gainesville & Hall County Hospital Authority
5.00%, 02/15/2022	515,000	560,521
5.00%, 02/15/2025	300,000	336,759
5.50%, 02/15/2042	650,000	752,778
Glynn-Brunswick Memorial Hospital Authority
5.00%, 08/01/2022	1,220,000	1,333,509
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635,000	635,946
Gwinnett County School District
5.00%, 08/01/2020	3,165,000	3,336,511
LaGrange-Troup County Hospital Authority
5.00%, 04/01/2021	150,000	159,887
5.00%, 04/01/2024	500,000	559,740
Macon-Bibb County Housing Authority
2.04%, 04/01/2021 (1)	15,000,000	14,947,350
Macon-Bibb County Urban Development Authority
5.75%, 06/15/2037 (2)	1,000,000	1,020,480
Main Street Natural Gas, Inc.
5.00%, 03/15/2021	2,500,000	2,655,750
4.00%, 04/01/2048 (1)	10,000,000	10,514,300
2.25% (1 Month LIBOR USD + 0.83%), 08/01/2048 (3)	1,700,000	1,691,721
4.00%, 08/01/2048 (1)	9,360,000	9,845,597
Marietta Development Authority
5.00%, 11/01/2037 (2)	625,000	658,544
5.00%, 11/01/2047 (2)	500,000	522,620
Monroe County Development Authority
2.00%, 07/01/2025 (1)	5,000,000	4,980,700
2.35%, 10/01/2048 (1)	500,000	497,345
Municipal Electric Authority of Georgia
5.00%, 01/01/2019	1,000,000	1,007,040
5.00%, 01/01/2020	2,095,000	2,165,916
4.00%, 01/01/2021	350,000	361,935
5.00%, 01/01/2022	250,000	269,287
Private Colleges & Universities Authority
5.00%, 04/01/2027	1,900,000	2,090,247
5.00%, 04/01/2044	1,000,000	1,063,620
Savannah Economic Development Authority
7.25%, 01/01/2049	120,000	133,954
State of Georgia
5.00%, 07/01/2020	1,000,000	1,052,290
5.00%, 02/01/2021	1,115,000	1,191,032
5.00%, 02/01/2022	5,000,000	5,469,000
5.00%, 07/01/2023	1,000,000	1,126,010
		87,233,574
Guam - 0.04%
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,500,000	1,601,640
Hawaii - 0.44%
City & County of Honolulu HI
1.86% (SIFMA Municipal Swap Index + 0.30%), 09/01/2023 (3)	1,000,000	999,650
5.00%, 09/01/2024	1,275,000	1,459,760
1.88% (SIFMA Municipal Swap Index + 0.32%), 09/01/2027 (3)	5,000,000	4,998,250
5.00%, 10/01/2029	2,000,000	2,287,400
State of Hawaii
5.00%, 08/01/2023	1,925,000	2,166,915
State of Hawaii Airports System Revenue
5.00%, 07/01/2019	725,000	739,993
5.00%, 07/01/2031	1,275,000	1,456,624
5.00%, 07/01/2032	1,500,000	1,705,635
		15,814,227
Idaho - 0.18%
Idaho Health Facilities Authority
5.00%, 12/01/2020	2,900,000	3,073,130
5.00%, 03/01/2034	3,155,000	3,422,102
		6,495,232
Illinois - 10.12%
Chicago Board of Education
0.00%, 12/01/2025	265,000	197,446
5.00%, 12/01/2025	2,500,000	2,770,750
5.00%, 12/01/2026	145,000	151,411
5.00%, 12/01/2027	850,000	890,035
5.00%, 12/01/2028	1,270,000	1,331,836
6.75%, 12/01/2030 (2)	1,500,000	1,803,555
5.00%, 12/01/2033	300,000	309,390
5.00%, 12/01/2034	250,000	274,643
5.00%, 12/01/2041	785,000	791,107
5.25%, 12/01/2041	3,000,000	3,045,150
5.00%, 12/01/2042	200,000	200,582
6.50%, 12/01/2046	100,000	113,312
7.00%, 12/01/2046 (2)(5)	400,000	476,044
Chicago Midway International Airport
5.00%, 01/01/2021	5,000,000	5,266,850
5.00%, 01/01/2027	1,800,000	2,009,232
5.50%, 01/01/2028	5,000,000	5,511,550
5.00%, 01/01/2032	2,000,000	2,147,520
5.00%, 01/01/2034	1,000,000	1,070,790
5.00%, 01/01/2046	300,000	323,589
Chicago O'Hare International Airport
5.00%, 01/01/2021	500,000	529,725
5.00%, 01/01/2022	1,000,000	1,084,630
5.00%, 01/01/2022	520,000	559,608
5.00%, 01/01/2022	700,000	759,241
5.00%, 01/01/2022	500,000	542,315
5.00%, 01/01/2023	1,000,000	1,105,630
5.00%, 01/01/2024	865,000	960,349
5.00%, 01/01/2025	415,000	465,713
5.00%, 01/01/2027	385,000	439,362
5.00%, 01/01/2028	1,000,000	1,136,510
5.00%, 01/01/2030	2,000,000	2,197,540
5.00%, 01/01/2030	2,000,000	2,197,540
5.00%, 01/01/2031	660,000	733,352
5.00%, 01/01/2031	700,000	759,241
5.00%, 01/01/2032	1,300,000	1,414,595
5.00%, 01/01/2033	345,000	382,046
5.00%, 07/01/2033	550,000	607,085
5.00%, 01/01/2034	400,000	442,408
5.00%, 01/01/2036	430,000	472,394
5.00%, 01/01/2042	500,000	538,805
Chicago Park District
5.00%, 01/01/2025	500,000	523,665
5.00%, 01/01/2029	3,000,000	3,257,280
Chicago Transit Authority
4.00%, 06/01/2019	500,000	505,655
5.00%, 06/01/2020	250,000	260,907
5.00%, 06/01/2021	250,000	265,935
5.00%, 06/01/2022	265,000	287,178
5.00%, 06/01/2023	240,000	264,360
5.00%, 06/01/2024	200,000	221,784
5.25%, 06/01/2024	2,000,000	2,131,760
5.00%, 06/01/2025	200,000	223,094
5.00%, 06/01/2026	8,275,000	9,309,789
5.00%, 06/01/2026	160,000	180,008
City of Chicago IL
4.25%, 01/01/2020	465,000	477,578
5.00%, 01/01/2022	460,000	500,590
5.00%, 01/01/2023	1,535,000	1,590,628
5.00%, 01/01/2026	425,000	486,880
5.00%, 01/01/2027	500,000	572,800
5.25%, 01/01/2027	2,435,000	2,615,555
5.00%, 01/01/2028	865,000	896,348
5.75%, 01/01/2034	2,000,000	2,227,320
5.00%, 01/01/2035	750,000	783,773
5.50%, 01/01/2035	1,000,000	1,067,320
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000,000	2,131,700
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2019	200,000	201,368
5.00%, 01/01/2020	1,210,000	1,249,748
5.00%, 01/01/2020	200,000	206,570
5.00%, 01/01/2021	370,000	389,910
5.00%, 01/01/2022	250,000	268,640
5.00%, 01/01/2023	450,000	490,496
5.00%, 01/01/2024	500,000	552,540
5.00%, 01/01/2028	2,900,000	3,151,633
5.00%, 01/01/2029	1,300,000	1,408,225
5.00%, 01/01/2030	1,000,000	1,119,520
5.00%, 01/01/2033	2,000,000	2,142,580
5.00%, 01/01/2039	1,000,000	1,062,120
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2020	980,000	1,030,578
5.00%, 11/01/2021	1,525,000	1,633,107
5.00%, 11/01/2022	1,000,000	1,089,490
4.00%, 11/01/2023	1,025,000	1,075,738
5.00%, 11/01/2023	650,000	716,943
5.00%, 11/01/2024	1,150,000	1,283,032
5.00%, 11/01/2024	250,000	278,920
5.00%, 11/01/2024	1,000,000	1,115,680
5.00%, 11/01/2025	1,000,000	1,105,700
5.00%, 11/01/2026	1,000,000	1,099,300
5.00%, 11/01/2033	500,000	538,755
City of Springfield IL
5.00%, 12/01/2024	340,000	374,775
5.00%, 12/01/2025	395,000	436,984
5.00%, 12/01/2026	160,000	175,426
City of Waukegan IL
4.00%, 12/30/2024	540,000	571,153
Cook County Community College District No 508
5.25%, 12/01/2028	1,150,000	1,213,112
Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850,000	968,056
County of Cook IL
5.25%, 11/15/2022	405,000	429,134
5.00%, 11/15/2023	2,500,000	2,771,875
5.00%, 11/15/2025	2,500,000	2,710,475
5.00%, 11/15/2026	1,000,000	1,045,570
5.00%, 11/15/2026	1,450,000	1,656,436
5.25%, 11/15/2028	1,035,000	1,105,732
5.00%, 11/15/2029	1,000,000	1,118,670
5.00%, 11/15/2029	1,085,000	1,177,225
5.00%, 11/15/2030	500,000	557,080
5.00%, 11/15/2033	2,795,000	3,161,760
5.00%, 11/15/2034	1,200,000	1,321,764
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2035	1,000,000	1,138,930
Illinois Finance Authority
5.00%, 08/01/2021	445,000	473,698
5.00%, 02/15/2022	215,000	234,004
5.00%, 07/01/2022	1,000,000	1,098,640
5.00%, 12/01/2022	325,000	352,450
4.00%, 05/15/2023	500,000	516,170
5.00%, 11/15/2023	1,680,000	1,869,504
5.00%, 12/01/2023	1,880,000	2,068,959
5.00%, 01/01/2024	250,000	273,588
5.00%, 02/15/2024	215,000	242,075
5.00%, 05/15/2024	350,000	390,541
5.00%, 07/15/2025	230,000	263,513
5.00%, 08/01/2025	1,605,000	1,787,184
5.00%, 02/15/2026	360,000	415,246
5.00%, 03/01/2028	15,000	16,927
5.00%, 01/01/2029	1,650,000	1,906,394
5.00%, 02/15/2029	1,445,000	1,660,912
5.00%, 12/01/2029	340,000	377,386
5.00%, 02/15/2030	1,240,000	1,420,333
5.00%, 07/01/2030	275,000	304,733
5.00%, 07/15/2030	710,000	821,818
5.00%, 08/01/2030	870,000	970,459
5.00%, 11/15/2030	2,000,000	2,218,180
5.00%, 01/01/2031	3,545,000	3,854,018
5.00%, 02/15/2031	300,000	342,201
5.00%, 07/01/2031	1,420,000	1,626,070
5.25%, 08/15/2031	500,000	553,550
3.63%, 02/15/2032	355,000	349,256
1.57%, 07/01/2032 (1)	8,525,000	8,525,000
4.00%, 09/01/2032	40,000	40,578
4.75%, 05/15/2033	960,000	974,266
5.00%, 05/15/2033	795,000	789,260
5.00%, 08/15/2033	250,000	269,525
3.75%, 02/15/2034	200,000	194,742
5.00%, 02/15/2034	1,890,000	2,132,071
5.00%, 07/01/2034	300,000	327,735
5.00%, 08/15/2034	2,500,000	2,797,875
5.00%, 11/15/2034	300,000	328,599
5.00%, 11/15/2034	3,000,000	3,285,990
5.00%, 08/15/2035	100,000	107,441
5.00%, 08/15/2035	600,000	642,648
4.00%, 02/15/2036	800,000	815,376
5.00%, 02/15/2036	905,000	1,013,872
5.00%, 07/01/2036	830,000	900,890
5.00%, 08/15/2036	1,000,000	1,067,590
5.25%, 02/15/2037	380,000	401,029
5.00%, 05/15/2037	1,050,000	1,074,287
5.00%, 05/15/2037	395,000	412,344
4.13%, 08/15/2037	900,000	883,170
5.00%, 08/15/2037	1,000,000	1,063,420
5.13%, 05/15/2038	1,000,000	984,740
5.00%, 11/15/2038	3,795,000	4,116,930
8.00%, 05/15/2040	785,000	857,149
4.00%, 02/15/2041	2,895,000	2,921,576
5.00%, 02/15/2041	1,535,000	1,706,628
5.00%, 08/01/2042	120,000	128,018
1.75%, 11/15/2042 (1)	1,770,000	1,741,432
5.00%, 08/15/2044	200,000	211,530
5.00%, 11/15/2045	2,565,000	2,737,188
8.00%, 05/15/2046	1,595,000	1,741,597
5.00%, 12/01/2046	5,950,000	6,363,406
5.00%, 05/15/2047	100,000	103,667
5.25%, 05/15/2047	280,000	290,074
5.00%, 08/01/2049	140,000	148,502
5.25%, 05/15/2054	1,000,000	984,100
5.00%, 07/15/2057 (1)	10,905,000	12,022,544
Illinois Municipal Electric Agency
5.00%, 02/01/2023	275,000	303,042
5.00%, 02/01/2031	470,000	522,738
Illinois Sports Facilities Authority
5.25%, 06/15/2032	1,735,000	1,882,232
Illinois State Toll Highway Authority
5.00%, 01/01/2024	935,000	1,049,248
1.57%, 01/01/2031 (1)	3,470,000	3,470,000
5.00%, 12/01/2031	235,000	263,287
5.00%, 01/01/2034	1,300,000	1,471,509
5.00%, 01/01/2038	2,700,000	2,941,164
5.00%, 01/01/2041	7,000,000	7,676,900
Illinois State University
5.00%, 04/01/2032	1,370,000	1,509,219
Kendall Kane & Will Counties Community Unit School District No 308
5.00%, 02/01/2029	4,000,000	4,207,240
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000,000	1,107,710
5.00%, 01/01/2027	100,000	114,872
5.00%, 01/01/2027	2,100,000	2,314,893
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	1,000,000	853,910
0.00%, 01/15/2025	1,000,000	821,630
0.00%, 01/15/2026	1,000,000	788,960
Metropolitan Pier & Exposition Authority
5.00%, 12/15/2020	430,000	450,429
5.00%, 12/15/2026	2,000,000	2,099,680
0.00%, 06/15/2028	14,270,000	9,488,836
5.00%, 12/15/2028	2,500,000	2,613,125
5.00%, 12/15/2028	1,000,000	1,102,200
0.00%, 06/15/2029	2,500,000	1,574,000
0.00%, 12/15/2030	11,000,000	6,398,370
5.00%, 12/15/2032	550,000	597,262
0.00%, 12/15/2034	550,000	259,094
5.25%, 06/15/2050	3,275,000	3,329,660
5.00%, 06/15/2057	550,000	580,685
Northern Illinois Municipal Power Agency
5.00%, 12/01/2018	125,000	125,557
5.00%, 12/01/2019	150,000	154,515
5.00%, 12/01/2020	1,025,000	1,083,733
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375,000	1,574,911
Peoria Public Building Commission
5.00%, 12/01/2022	1,500,000	1,625,115
Railsplitter Tobacco Settlement Authority
5.00%, 06/01/2023	2,265,000	2,495,939
5.50%, 06/01/2023	1,240,000	1,345,946
5.00%, 06/01/2024	5,275,000	5,878,724
6.00%, 06/01/2028	2,150,000	2,361,366
Regional Transportation Authority
5.00%, 07/01/2020	400,000	418,940
5.00%, 07/01/2021	400,000	427,584
State of Illinois
5.00%, 02/01/2019	425,000	428,341
4.00%, 06/15/2019	315,000	318,528
4.50%, 06/15/2019	1,710,000	1,735,069
5.00%, 06/15/2019	1,435,000	1,461,002
5.00%, 11/01/2019	2,625,000	2,689,391
5.00%, 02/01/2020	425,000	436,326
5.00%, 11/01/2020	610,000	633,790
5.00%, 02/01/2021	425,000	439,803
5.00%, 10/01/2021	2,000,000	2,085,240
5.00%, 11/01/2021	4,000,000	4,173,680
5.00%, 01/01/2022	700,000	716,030
5.00%, 08/01/2022	3,000,000	3,208,740
4.00%, 01/01/2023	330,000	331,683
5.00%, 02/01/2023	235,000	246,247
5.00%, 11/01/2023	1,000,000	1,052,110
5.00%, 06/15/2024	2,000,000	2,170,480
5.50%, 07/01/2024	1,000,000	1,081,720
5.00%, 02/01/2025	455,000	476,180
5.00%, 05/01/2025	3,050,000	3,196,431
5.00%, 06/01/2025	880,000	928,347
5.00%, 06/15/2025	4,090,000	4,416,300
5.50%, 07/01/2025	400,000	431,060
5.00%, 11/01/2025	2,040,000	2,153,057
5.00%, 06/01/2026	125,000	131,739
5.00%, 10/01/2026	2,270,000	2,393,851
5.00%, 11/01/2026	8,000,000	8,434,400
5.00%, 02/01/2028	1,000,000	1,052,100
5.00%, 05/01/2028	265,000	274,641
5.00%, 02/01/2029	1,000,000	1,047,090
5.25%, 02/01/2029	3,720,000	3,953,876
5.25%, 02/01/2030	100,000	105,696
5.25%, 02/01/2031	760,000	801,055
5.00%, 10/01/2031	800,000	837,168
5.00%, 05/01/2032	800,000	824,296
5.50%, 07/01/2038	1,500,000	1,580,400
Sugar Grove Public Library District
3.00%, 02/01/2020	390,000	394,625
University of Illinois
1.63%, 04/01/2038 (1)	5,200,000	5,200,000
Upper Illinois River Valley Development Authority
5.25%, 12/01/2037 (2)	2,005,000	2,009,190
Village of Bedford Park IL
4.00%, 12/01/2020	1,180,000	1,206,998
Village of Bolingbrook IL
4.00%, 03/01/2023	500,000	526,230
4.00%, 03/01/2025	500,000	528,365
4.00%, 03/01/2027	1,000,000	1,051,790
Village of Mount Prospect IL
2.00%, 12/01/2018	820,000	819,852
Will County Community Unit School District No 365 Valley View
5.00%, 11/01/2023	420,000	467,040
5.00%, 11/01/2024	2,390,000	2,689,156
0.00%, 11/01/2025	520,000	413,587
0.00%, 11/01/2026	905,000	691,375
5.00%, 11/01/2026	1,800,000	2,064,924
		365,047,360
Indiana - 1.56%
Ball State University
5.00%, 07/01/2033	955,000	1,091,469
City of Whiting IN
5.25%, 01/01/2021	1,145,000	1,216,196
5.00%, 11/01/2045 (1)	2,600,000	2,845,336
Indiana Development Finance Authority
1.75%, 10/01/2031 (1)	3,600,000	3,600,000
Indiana Finance Authority
5.00%, 09/15/2019	700,000	714,168
5.00%, 12/01/2024	3,000,000	3,442,500
5.00%, 11/01/2026	1,200,000	1,397,256
6.00%, 12/01/2026	2,035,000	2,076,066
5.00%, 11/01/2029	2,350,000	2,692,959
5.00%, 09/01/2031	440,000	493,667
5.25%, 02/01/2033	2,500,000	2,861,575
5.00%, 03/01/2036	4,000,000	4,368,320
5.00%, 09/01/2036	1,000,000	1,096,360
1.90%, 12/01/2037 (1)	2,000,000	1,999,320
5.00%, 06/01/2039	1,000,000	993,510
5.00%, 07/01/2048	3,600,000	3,792,240
5.25%, 01/01/2051	3,450,000	3,665,211
Indiana Health & Educational Facilities Financing Authority
1.75%, 11/15/2031 (1)	3,000,000	2,935,350
Indiana Health Facility Financing Authority
2.00%, 10/01/2026 (1)	3,675,000	3,674,044
1.25%, 11/01/2027 (1)	1,120,000	1,102,013
1.35%, 11/01/2027 (1)	1,330,000	1,306,193
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2021	370,000	391,830
5.00%, 01/01/2022	755,000	815,694
5.00%, 01/01/2023	285,000	313,047
5.00%, 01/01/2029	1,000,000	1,133,600
5.00%, 01/01/2031	1,000,000	1,125,520
Lebanon Middle School Building Corp.
5.00%, 01/10/2023	1,065,000	1,179,040
5.00%, 07/10/2023	1,740,000	1,943,615
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390,000	440,692
5.00%, 01/15/2029	540,000	606,804
5.00%, 01/15/2030	700,000	784,175
		56,097,770
Iowa - 0.12%
Iowa Finance Authority
5.25%, 12/01/2025	1,500,000	1,595,970
4.75%, 08/01/2042	980,000	998,836
5.00%, 05/15/2043	270,000	281,110
5.00%, 05/15/2048	475,000	492,822
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	775,000	853,740
		4,222,478
Kansas - 0.10%
City of Lenexa KS
5.00%, 05/15/2021	500,000	525,510
5.00%, 05/15/2039	325,000	343,541
City of Wichita KS
5.25%, 11/15/2024	350,000	362,404
Johnson County Unified School District No 232 De Soto
5.00%, 09/01/2022	350,000	385,861
Kansas Development Finance Authority
5.00%, 11/15/2032	2,000,000	2,156,820
		3,774,136
Kentucky - 1.31%
City of Ashland KY
5.00%, 02/01/2030	555,000	601,670
City of Russell KY
5.00%, 11/01/2022	3,200,000	3,516,288
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000,000	1,126,660
5.00%, 09/01/2025	1,250,000	1,425,963
Kentucky Economic Development Finance Authority
5.00%, 06/01/2019	375,000	379,901
5.00%, 06/01/2020	500,000	515,435
5.25%, 06/01/2020	500,000	517,445
5.00%, 06/01/2021	250,000	261,850
5.50%, 06/01/2021	685,000	722,634
5.00%, 06/01/2024	1,000,000	1,082,290
5.00%, 05/15/2031	100,000	105,566
5.00%, 06/01/2037	325,000	345,156
6.38%, 03/01/2040	2,400,000	2,566,008
6.38%, 06/01/2040	3,230,000	3,453,419
5.00%, 06/01/2041	225,000	237,112
5.25%, 06/01/2041	725,000	777,592
6.50%, 03/01/2045	1,000,000	1,071,200
5.00%, 06/01/2045	1,000,000	1,047,180
5.00%, 12/01/2045	300,000	328,842
5.00%, 05/15/2046	500,000	515,950
6.25%, 11/15/2046	750,000	736,305
5.00%, 12/01/2047	620,000	666,159
5.00%, 05/15/2051	325,000	334,311
Kentucky Higher Education Student Loan Corp.
5.00%, 06/01/2020	600,000	621,588
5.00%, 06/01/2021	610,000	642,428
Kentucky Public Energy Authority
4.00%, 01/01/2049 (1)	10,000,000	10,547,900
Kentucky Public Transportation Infrastructure Authority
5.75%, 07/01/2049	1,000,000	1,082,100
6.00%, 07/01/2053	530,000	579,815
Kentucky State Property & Building Commission
5.00%, 05/01/2021	500,000	532,330
5.00%, 05/01/2029	1,000,000	1,121,350
5.00%, 05/01/2029	1,025,000	1,161,694
5.00%, 05/01/2032	270,000	304,123
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2020	1,140,000	1,198,608
5.00%, 10/01/2023	1,565,000	1,736,070
5.00%, 12/01/2028	120,000	127,364
5.00%, 10/01/2030	2,500,000	2,802,200
5.00%, 12/01/2030	130,000	137,287
5.00%, 10/01/2032	430,000	479,097
1.50%, 10/01/2033 (1)	1,705,000	1,698,879
		47,107,769
Louisiana - 1.21%
City of New Orleans LA
5.00%, 12/01/2019	2,450,000	2,528,033
East Baton Rouge Parish Industrial Development Board, Inc.
1.61%, 08/01/2035 (1)	8,000,000	8,000,000
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000,000	1,112,540
Jefferson Parish Hospital Service District No 1
5.50%, 01/01/2026	3,000,000	3,218,520
Louisiana Local Government Environmental Facilities & Community Development Authority
5.00%, 10/01/2028	1,045,000	1,225,357
6.50%, 08/01/2029	2,200,000	2,367,508
Louisiana Public Facilities Authority
5.00%, 06/01/2021	7,695,000	8,238,960
5.00%, 12/15/2022	230,000	253,860
5.00%, 12/15/2023	335,000	375,957
5.00%, 12/15/2024	330,000	372,666
5.00%, 12/15/2025	275,000	314,784
5.00%, 12/15/2026	300,000	346,158
0.00%, 10/01/2027	2,000,000	1,726,560
5.00%, 12/15/2028	250,000	286,905
5.00%, 12/15/2029	200,000	227,978
5.00%, 12/15/2030	150,000	170,344
5.00%, 05/15/2031	1,250,000	1,393,350
5.00%, 12/15/2031	390,000	441,242
5.00%, 05/15/2032	1,000,000	1,111,530
New Orleans Aviation Board
5.00%, 01/01/2020	135,000	139,520
5.00%, 01/01/2021	125,000	132,092
5.00%, 01/01/2022	75,000	80,737
5.00%, 01/01/2023	50,000	54,646
5.00%, 01/01/2024	1,400,000	1,549,268
5.00%, 01/01/2024	55,000	60,864
5.00%, 01/01/2025	50,000	55,898
5.00%, 01/01/2027	850,000	949,229
5.00%, 01/01/2028	155,000	175,076
5.00%, 01/01/2029	810,000	893,859
5.00%, 01/01/2030	275,000	307,868
5.00%, 01/01/2033	740,000	818,884
5.00%, 01/01/2034	750,000	827,123
5.00%, 01/01/2034	170,000	187,481
5.00%, 01/01/2036	500,000	547,670
5.00%, 01/01/2037	500,000	545,440
5.00%, 01/01/2040	1,000,000	1,074,170
5.00%, 01/01/2040	1,540,000	1,672,132
		43,784,209
Maine - 0.16%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2041	1,470,000	1,400,175
5.00%, 07/01/2041	1,135,000	1,187,562
5.00%, 07/01/2043	390,000	403,958
4.00%, 07/01/2046	330,000	310,461
5.00%, 07/01/2046	1,735,000	1,809,535
Maine Municipal Bond Bank
5.00%, 11/01/2033	650,000	750,412
		5,862,103
Maryland - 3.27%
City of Baltimore MD
5.00%, 09/01/2023	1,000,000	1,101,770
5.00%, 07/01/2026	720,000	838,318
5.00%, 07/01/2029	4,770,000	5,507,442
5.00%, 09/01/2030	3,000,000	3,339,510
5.00%, 09/01/2032	1,000,000	1,105,910
5.00%, 09/01/2036	1,000,000	1,089,980
5.00%, 09/01/2039	775,000	838,643
City of Gaithersburg MD
5.00%, 01/01/2027	1,335,000	1,494,679
5.00%, 01/01/2033	130,000	142,540
5.00%, 01/01/2036	85,000	92,554
City of Rockville MD
4.00%, 11/01/2021	200,000	206,972
2.50%, 11/01/2024	245,000	240,240
3.00%, 11/01/2025	580,000	571,607
5.00%, 11/01/2030	65,000	70,786
5.00%, 11/01/2042	750,000	801,308
5.00%, 11/01/2047	730,000	777,092
City of Westminster MD
6.25%, 07/01/2044	1,100,000	1,178,617
County of Anne Arundel MD
5.00%, 10/01/2019	3,580,000	3,689,118
County of Baltimore MD
5.00%, 10/01/2023	2,495,000	2,807,524
County of Montgomery MD
5.00%, 10/01/2024	1,210,000	1,388,391
5.38%, 07/01/2048	625,000	640,056
County of Prince George's MD
5.00%, 07/15/2021	2,500,000	2,698,650
4.00%, 08/01/2027	3,000,000	3,196,440
4.00%, 08/01/2029	4,035,000	4,272,823
Maryland Economic Development Corp.
5.00%, 06/01/2019	3,415,000	3,485,349
5.00%, 06/01/2022	200,000	215,720
5.00%, 06/01/2023	215,000	235,143
5.00%, 03/31/2024	2,500,000	2,672,225
5.00%, 09/30/2027	50,000	55,893
5.00%, 06/01/2028	2,000,000	2,273,960
5.00%, 09/30/2030	905,000	998,288
5.00%, 06/01/2035	915,000	1,008,522
5.00%, 03/31/2046	1,680,000	1,795,164
5.00%, 03/31/2051	1,365,000	1,453,766
5.00%, 06/01/2058	500,000	535,995
Maryland Health & Higher Educational Facilities Authority
5.00%, 07/01/2019	1,000,000	1,020,380
4.00%, 07/01/2022	1,000,000	1,058,460
5.00%, 07/01/2022	870,000	944,707
5.00%, 07/01/2024	535,000	595,257
5.00%, 07/01/2024	745,000	830,161
5.25%, 07/01/2026	500,000	557,005
5.50%, 01/01/2029	1,500,000	1,729,470
5.50%, 01/01/2030	1,750,000	2,009,560
5.00%, 07/01/2032	750,000	822,525
5.00%, 07/01/2035	75,000	81,143
5.75%, 07/01/2038	2,500,000	2,656,100
5.00%, 08/15/2038	1,945,000	2,103,284
5.00%, 05/15/2040	3,425,000	3,590,085
4.00%, 07/01/2042	120,000	114,843
5.00%, 07/01/2045	2,000,000	2,120,760
5.50%, 01/01/2046	1,290,000	1,413,324
Maryland Stadium Authority
5.00%, 06/15/2021	900,000	966,726
Maryland State Transportation Authority
5.00%, 03/01/2023	1,000,000	1,080,960
5.00%, 07/01/2030	4,655,000	5,432,664
Prince George's County Revenue Authority
5.00%, 05/01/2030	1,085,000	1,267,454
State of Maryland
5.00%, 03/01/2020	6,000,000	6,251,340
5.00%, 08/01/2020	655,000	671,362
4.00%, 03/15/2021	1,170,000	1,203,333
5.00%, 08/01/2022	3,000,000	3,311,520
5.00%, 08/01/2024	1,450,000	1,659,032
5.00%, 08/01/2025	5,670,000	6,581,850
State of Maryland Department of Transportation
5.00%, 02/15/2019	2,500,000	2,529,250
5.00%, 12/01/2019	1,625,000	1,680,949
4.00%, 09/01/2026	5,000,000	5,516,500
Washington Suburban Sanitary Commission
3.00%, 06/01/2026	5,000,000	5,148,600
		117,769,599
Massachusetts - 1.98%
City of Boston MA
5.00%, 04/01/2023	2,095,000	2,352,517
Commonwealth of Massachusetts
4.00%, 08/01/2019	1,000,000	1,017,290
5.00%, 07/01/2022	485,000	534,310
5.50%, 12/01/2022	1,195,000	1,351,043
5.00%, 09/01/2025	2,245,000	2,483,913
5.00%, 07/01/2027	2,620,000	2,891,354
5.00%, 09/01/2028	2,000,000	2,299,180
5.00%, 12/01/2030	1,500,000	1,733,370
1.05%, 08/01/2043 (1)	10,515,000	10,307,013
1.70%, 08/01/2043 (1)	1,500,000	1,462,845
5.00%, 03/01/2046	205,000	225,020
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2025	2,490,000	2,680,759
Massachusetts Bay Transportation Authority
4.00%, 12/01/2021	2,500,000	2,645,400
Massachusetts Development Finance Agency
5.00%, 07/01/2019	1,000,000	1,019,930
5.00%, 07/15/2022	355,000	392,680
5.00%, 07/01/2023	900,000	1,007,370
5.00%, 07/01/2025	1,090,000	1,231,449
5.00%, 10/01/2025	905,000	1,017,265
5.00%, 07/01/2026	1,140,000	1,299,053
5.00%, 10/01/2026	955,000	1,081,929
5.00%, 10/15/2028	1,750,000	1,853,863
5.00%, 07/01/2030	590,000	686,200
5.00%, 01/01/2031	475,000	522,776
5.00%, 01/01/2032	635,000	696,017
5.00%, 01/01/2033	540,000	589,874
5.00%, 01/01/2034	710,000	772,942
5.00%, 01/01/2035	745,000	808,295
5.00%, 01/01/2036	1,100,000	1,188,594
5.00%, 10/01/2037 (2)	500,000	531,640
5.00%, 07/01/2038 (1)	1,875,000	2,104,837
5.00%, 10/01/2047 (2)	375,000	395,846
2.04% (SIFMA Municipal Swap Index + 0.48%), 07/01/2050 (3)	4,000,000	4,003,960
5.00%, 10/01/2057 (2)	1,535,000	1,608,634
Massachusetts Educational Financing Authority
4.00%, 07/01/2019	2,000,000	2,027,220
5.00%, 07/01/2021	1,540,000	1,647,477
5.00%, 07/01/2026	5,000,000	5,693,900
Massachusetts Port Authority
5.00%, 07/01/2024	800,000	904,592
5.00%, 07/01/2025	295,000	337,170
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500,000	1,704,675
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
5.00%, 01/01/2019	1,500,000	1,511,505
Massachusetts Water Resources Authority
5.00%, 08/01/2040	1,900,000	2,132,351
Town of Webster MA
2.25%, 10/12/2018	678,829	678,910
		71,434,968
Michigan - 3.39%
Avondale School District
5.00%, 11/01/2022	600,000	656,856
5.00%, 11/01/2023	680,000	756,507
5.00%, 11/01/2024	800,000	901,568
5.00%, 11/01/2025	785,000	895,206
5.00%, 11/01/2026	765,000	881,754
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,695,000	1,760,664
City of Detroit MI Sewage Disposal System Revenue
5.25%, 07/01/2039	4,050,000	4,352,656
City of Detroit MI Water Supply System Revenue
5.25%, 07/01/2041	1,000,000	1,063,760
City of Royal Oak MI
5.00%, 04/01/2029	500,000	578,085
5.00%, 04/01/2031	1,045,000	1,198,009
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2021	750,000	797,340
5.00%, 10/01/2022	800,000	864,544
5.00%, 10/01/2023	500,000	548,520
5.00%, 10/01/2024	765,000	847,964
Clarkston Community Schools
5.00%, 05/01/2022	445,000	486,381
County of Kent MI
5.00%, 06/01/2028	700,000	815,500
Grand Rapids Public Schools
5.00%, 05/01/2025	1,075,000	1,225,919
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000,000	3,359,040
5.00%, 07/01/2036	1,000,000	1,105,970
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2023	1,000,000	1,117,390
Karegnondi Water Authority
5.25%, 11/01/2040	130,000	141,892
Lake Orion Community School District
5.00%, 05/01/2020	1,390,000	1,452,759
5.00%, 05/01/2021	1,385,000	1,482,462
Michigan Finance Authority
5.00%, 11/15/2019	75,000	77,300
5.00%, 07/01/2020	2,700,000	2,832,597
5.00%, 11/15/2020	65,000	68,539
5.00%, 07/01/2021	1,500,000	1,605,105
5.00%, 11/15/2021	175,000	188,209
5.00%, 11/15/2022	275,000	301,067
5.00%, 10/01/2023	1,000,000	1,088,970
5.00%, 10/01/2024	3,000,000	3,447,720
5.00%, 11/01/2024	750,000	851,970
5.00%, 10/01/2025	5,000,000	5,832,800
5.00%, 11/01/2025	1,000,000	1,148,000
5.00%, 12/01/2026	1,190,000	1,387,397
5.00%, 12/01/2029	500,000	578,715
5.00%, 07/01/2030	600,000	662,748
5.00%, 07/01/2033	350,000	380,853
Michigan State Building Authority
5.00%, 10/15/2020	1,650,000	1,744,199
5.00%, 10/15/2021	1,750,000	1,894,200
Michigan State Hospital Finance Authority
5.00%, 12/01/2019	200,000	206,698
5.00%, 12/01/2020	225,000	238,579
5.00%, 12/01/2021	225,000	244,075
5.00%, 12/01/2022	125,000	138,324
5.00%, 12/01/2023	1,150,000	1,294,371
5.00%, 12/01/2024	275,000	313,701
5.00%, 12/01/2025	700,000	807,163
1.63%, 11/01/2027 (1)	3,000,000	2,986,110
5.00%, 12/01/2027	415,000	487,961
1.90%, 11/15/2047 (1)	3,000,000	2,962,410
2.40%, 11/15/2047 (1)	850,000	842,180
4.00%, 11/15/2047 (1)	9,750,000	10,367,662
4.00%, 11/15/2047 (1)	4,505,000	4,832,063
Michigan Strategic Fund
1.45%, 09/01/2030 (1)	1,260,000	1,208,264
4.13%, 07/01/2045 (1)	5,425,000	5,433,789
Michigan Tobacco Settlement Finance Authority
6.00%, 06/01/2048	5,625,000	5,653,631
0.00%, 06/01/2052	7,500,000	466,725
Portage Public Schools
5.00%, 11/01/2028	1,000,000	1,147,100
Royal Oak School District
5.00%, 05/01/2023	600,000	668,100
5.00%, 05/01/2024	600,000	676,002
State of Michigan
5.00%, 03/15/2020	1,670,000	1,739,171
5.00%, 03/15/2021	2,700,000	2,884,869
5.00%, 03/15/2022	4,050,000	4,425,030
5.00%, 03/15/2023	2,000,000	2,228,180
Wayne County Airport Authority
5.00%, 12/01/2018	250,000	251,290
5.00%, 12/01/2019	200,000	206,534
5.00%, 12/01/2019	550,000	566,879
5.00%, 12/01/2020	200,000	212,288
5.00%, 12/01/2021	300,000	323,808
5.00%, 12/01/2021	475,000	516,026
5.00%, 12/01/2022	300,000	327,486
5.00%, 12/01/2022	200,000	220,566
5.00%, 12/01/2023	250,000	279,450
5.00%, 12/01/2023	400,000	448,148
5.00%, 12/01/2023	550,000	608,614
5.00%, 12/01/2024	375,000	427,084
5.00%, 12/01/2024	500,000	560,655
5.00%, 12/01/2025	600,000	678,468
5.00%, 12/01/2027	4,055,000	4,540,870
5.00%, 12/01/2031	350,000	397,299
5.00%, 12/01/2033	300,000	339,021
5.00%, 12/01/2040	4,000,000	4,395,720
5.00%, 12/01/2042	1,000,000	1,077,700
5.00%, 12/01/2042	900,000	979,965
5.00%, 12/01/2047	1,000,000	1,084,830
		122,075,994
Minnesota - 1.09%
City of Deephaven MN
5.00%, 10/01/2037	1,250,000	1,239,400
5.00%, 10/01/2049	2,200,000	2,132,614
City of Minneapolis MN/St Paul Housing & Redevelopment Authority
5.00%, 11/15/2022	1,100,000	1,216,974
City of Moorhead MN
5.00%, 12/01/2025	775,000	859,460
City of North Oaks MN
5.00%, 10/01/2047	1,000,000	1,066,460
City of Rochester MN
5.00%, 12/01/2025	850,000	917,830
5.25%, 12/01/2038	1,000,000	1,050,430
City of St Paul Park MN
5.00%, 05/01/2053	400,000	414,496
Roseville Independent School District No 623
5.00%, 02/01/2025	3,895,000	4,429,939
5.00%, 02/01/2026	2,315,000	2,661,903
State of Minnesota
5.00%, 11/01/2018	1,830,000	1,834,666
5.00%, 08/01/2019	1,060,000	1,087,104
5.00%, 08/01/2019	35,000	35,872
5.00%, 08/01/2019	2,840,000	2,912,619
5.00%, 10/01/2019	2,685,000	2,766,839
5.00%, 03/01/2020	1,040,000	1,084,002
5.00%, 06/01/2020	2,345,000	2,460,679
5.00%, 08/01/2020	4,000,000	4,216,760
5.00%, 08/01/2021	1,000,000	1,080,410
5.00%, 10/01/2021	2,700,000	2,928,744
5.00%, 08/01/2023	1,465,000	1,649,824
5.00%, 08/01/2026	1,000,000	1,178,320
		39,225,345
Mississippi - 0.36%
State of Mississippi
4.00%, 10/15/2018	2,100,000	2,101,449
5.00%, 10/15/2019	4,545,000	4,675,078
5.00%, 10/15/2020	1,750,000	1,844,167
5.00%, 10/15/2021	1,300,000	1,400,763
5.00%, 10/15/2022	1,750,000	1,918,368
5.00%, 10/01/2030	1,000,000	1,165,260
		13,105,085
Missouri - 0.65%
Belton School District No 124
5.00%, 03/01/2028	250,000	297,055
5.50%, 03/01/2030	500,000	602,645
5.50%, 03/01/2033	500,000	595,195
5.50%, 03/01/2036	500,000	590,290
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	500,000	539,855
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026 (5)	285,000	331,917
5.00%, 01/01/2031 (5)	135,000	157,595
City of St Louis MO Airport Revenue
4.00%, 07/01/2020	2,425,000	2,494,719
5.00%, 07/01/2025	400,000	456,120
Hannibal Industrial Development Authority
5.00%, 10/01/2047	1,580,000	1,695,940
Health & Educational Facilities Authority of the State of Missouri
5.00%, 06/01/2022	2,335,000	2,553,509
5.00%, 02/01/2029	1,000,000	1,122,000
5.00%, 02/01/2035	1,000,000	1,068,840
5.00%, 02/01/2036	200,000	219,478
4.00%, 02/01/2040	100,000	100,352
5.00%, 08/01/2040	1,145,000	1,202,136
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	100,000	100,586
4.38%, 11/15/2035	230,000	233,370
4.75%, 11/15/2047	250,000	254,370
Kirkwood Industrial Development Authority
5.00%, 05/15/2021	1,500,000	1,574,205
Missouri Highway & Transportation Commission
5.00%, 05/01/2020	850,000	890,418
Missouri State Health & Educational Facilities Authority
5.00%, 04/01/2027	1,500,000	1,688,790
St Louis County Industrial Development Authority
5.00%, 12/01/2025	1,085,000	1,144,154
5.13%, 08/15/2045	200,000	205,284
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000,000	1,090,100
5.38%, 06/01/2043	2,000,000	2,136,640
University of Missouri
5.00%, 11/01/2019	175,000	180,715
		23,526,278
Montana - 0.04%
City of Kalispell MT
5.25%, 05/15/2037	765,000	794,498
5.25%, 05/15/2047	500,000	516,060
		1,310,558
Nebraska - 0.16%
Central Plains Energy Project
5.00%, 09/01/2019	915,000	937,536
5.00%, 09/01/2035	930,000	1,072,067
5.00%, 09/01/2042	1,175,000	1,269,717
City of Omaha NE
5.00%, 01/15/2026	1,700,000	1,977,746
Omaha Airport Authority
5.00%, 12/15/2031	515,000	579,020
		5,836,086
Nevada - 1.09%
City of Carson City NV
5.00%, 09/01/2026	550,000	621,175
City of Reno NV
5.00%, 06/01/2038	150,000	165,852
0.00%, 07/01/2058 (2)	2,000,000	213,580
Clark County Nevada School District
5.00%, 06/15/2029	4,080,000	4,688,246
Clark County School District
5.00%, 06/15/2021	420,000	450,450
5.00%, 06/15/2023	370,000	410,267
5.00%, 06/15/2025	6,060,000	6,865,435
County of Clark Department of Aviation
5.00%, 07/01/2021	830,000	888,839
5.00%, 07/01/2021	1,000,000	1,069,520
5.00%, 07/01/2021	1,000,000	1,075,050
5.00%, 07/01/2022	400,000	436,144
5.00%, 07/01/2024	3,320,000	3,725,737
5.00%, 07/01/2024	1,250,000	1,402,762
5.00%, 07/01/2025	2,220,000	2,515,371
County of Clark NV
5.00%, 11/01/2028	3,000,000	3,486,030
5.00%, 11/01/2032	3,000,000	3,367,230
County of Washoe NV
1.50%, 08/01/2031 (1)	1,000,000	993,720
3.00%, 03/01/2036 (1)	700,000	708,974
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,000,000	1,104,010
5.00%, 06/15/2040	685,000	732,799
Las Vegas Valley Water District
4.00%, 06/01/2028	1,000,000	1,073,720
5.00%, 06/01/2039	2,815,000	3,134,587
		39,129,498
New Hampshire - 0.64%
New Hampshire Business Finance Authority
4.00%, 01/01/2019	565,000	567,102
5.00%, 01/01/2024	720,000	783,561
New Hampshire Health and Education Facilities Authority Act
3.50%, 07/01/2022 (2)(5)	100,000	100,113
5.00%, 07/01/2023	500,000	559,650
4.13%, 07/01/2024 (2)(5)	255,000	255,928
5.25%, 07/01/2027 (2)	1,250,000	1,259,487
5.00%, 08/01/2027	750,000	863,692
5.00%, 10/01/2028 (5)	1,580,000	1,752,220
5.00%, 07/01/2030	390,000	452,564
5.00%, 10/01/2032 (5)	2,825,000	3,081,312
4.00%, 10/01/2038 (5)	115,000	110,852
5.00%, 10/01/2038 (5)	425,000	452,944
6.25%, 07/01/2042 (2)	700,000	741,475
5.00%, 07/01/2044	1,970,000	2,117,100
6.13%, 07/01/2052 (2)	495,000	518,305
New Hampshire Solid Waste Disposal Authority
2.28% (SIFMA Municipal Swap Index + 0.75%), 10/01/2033 (3)(5)	9,500,000	9,500,000
		23,116,305
New Jersey - 2.94%
Borough of Carteret NJ
2.50%, 10/25/2018	800,000	800,344
Burlington County Bridge Commission
5.63%, 01/01/2038	750,000	718,897
Camden County Improvement Authority
5.00%, 01/15/2028	500,000	583,640
5.00%, 01/15/2029	1,000,000	1,159,240
5.00%, 01/15/2033	500,000	570,890
City of Jersey City NJ
2.50%, 01/18/2019	3,000,000	3,007,020
County of Union NJ
3.00%, 03/01/2026	3,000,000	3,046,890
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000,000	2,207,200
New Jersey Economic Development Authority
5.00%, 06/15/2019	4,500,000	4,584,060
4.00%, 01/01/2020	115,000	115,845
5.00%, 10/01/2022	810,000	870,912
5.00%, 01/01/2023	400,000	437,340
5.00%, 03/01/2023	4,045,000	4,368,317
5.00%, 03/01/2024	2,405,000	2,574,889
5.00%, 06/15/2024	2,000,000	2,185,120
5.00%, 06/15/2025	5,190,000	5,719,691
5.00%, 06/01/2026	900,000	1,015,812
5.50%, 01/01/2027	500,000	558,445
3.13%, 07/01/2029	1,000,000	966,620
5.63%, 11/15/2030	2,095,000	2,349,291
5.00%, 01/01/2031	500,000	544,900
5.13%, 01/01/2034	590,000	633,513
5.00%, 10/01/2037	3,225,000	3,429,078
5.25%, 01/01/2044	190,000	195,508
5.00%, 10/01/2047	1,450,000	1,530,606
5.63%, 01/01/2052	2,000,000	2,178,980
New Jersey Educational Facilities Authority
5.00%, 07/01/2020	375,000	394,676
5.00%, 07/01/2021	225,000	243,011
5.00%, 06/01/2023	930,000	1,007,404
5.00%, 07/01/2023	3,390,000	3,690,897
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2019	1,225,000	1,246,842
5.00%, 07/01/2021	40,000	42,550
5.00%, 07/01/2022	540,000	585,166
5.00%, 07/01/2023	140,000	153,727
5.00%, 07/01/2023	530,000	592,217
5.00%, 07/01/2024	110,000	121,836
5.00%, 07/01/2024	2,500,000	2,726,825
5.00%, 07/01/2025	120,000	133,934
5.00%, 07/01/2025	1,580,000	1,719,798
5.00%, 07/01/2026	40,000	44,875
5.00%, 07/01/2027	60,000	67,050
5.00%, 07/01/2028	155,000	178,478
5.00%, 07/01/2030	165,000	181,541
5.00%, 07/01/2031	430,000	445,583
5.63%, 07/01/2032	380,000	415,777
5.00%, 07/01/2033	500,000	554,780
5.00%, 07/01/2046	2,375,000	2,569,512
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2018	765,000	768,527
5.00%, 12/01/2019	500,000	515,050
5.50%, 12/01/2021	2,260,000	2,457,750
5.00%, 12/01/2044	1,000,000	1,039,560
New Jersey Housing & Mortgage Finance Agency
2.02%, 08/01/2021 (1)	3,000,000	2,985,000
3.55%, 04/01/2027	2,190,000	2,172,546
3.65%, 04/01/2028	1,580,000	1,568,719
New Jersey Transportation Trust Fund Authority
5.00%, 06/15/2020	1,325,000	1,383,684
5.25%, 12/15/2022	1,760,000	1,918,822
5.00%, 12/15/2023	2,700,000	2,952,774
5.25%, 12/15/2023	3,940,000	4,355,906
5.50%, 12/15/2023	190,000	212,327
5.00%, 06/15/2024	1,035,000	1,140,436
5.00%, 06/15/2025	450,000	484,065
0.00%, 12/15/2026	2,600,000	1,878,812
5.00%, 06/15/2027	235,000	261,797
5.00%, 06/15/2029	1,200,000	1,325,664
0.00%, 12/15/2030	2,000,000	1,198,600
5.00%, 06/15/2031	1,125,000	1,233,248
New Jersey Turnpike Authority
5.00%, 01/01/2020	1,220,000	1,266,055
5.00%, 01/01/2035	1,065,000	1,162,479
State of New Jersey Healthcare Facilities, Tender Option Bond Trust, Ser 2017-ZM0546
1.71%, 07/01/2025 (1)(2)	600,000	600,000
Tobacco Settlement Financing Corp./NJ
5.00%, 06/01/2023	570,000	629,172
5.00%, 06/01/2046	1,800,000	1,931,058
5.25%, 06/01/2046	2,300,000	2,522,640
Township of Holmdel NJ
2.50%, 10/26/2018	600,000	600,294
Township of Howell NJ
3.00%, 10/17/2018	2,100,000	2,101,134
Township of Montclair NJ
4.00%, 03/01/2023	800,000	860,592
4.00%, 03/01/2027	325,000	359,180
Township of South Brunswick NJ
2.25%, 10/02/2018	700,000	700,000
		106,055,418
New Mexico - 0.22%
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800,000	923,216
Farmington Municipal School District No 5/NM
5.00%, 09/01/2024	490,000	560,129
New Mexico Mortgage Finance Authority
1.35%, 06/01/2020 (1)	3,000,000	2,981,100
Town of Clayton NM
4.00%, 11/01/2020	3,545,000	3,645,536
		8,109,981
New York - 9.62%
Brooklyn Arena Local Development Corp.
5.00%, 07/15/2020	140,000	146,522
5.00%, 07/15/2021	300,000	320,637
5.00%, 07/15/2022	175,000	190,374
5.00%, 07/15/2023	250,000	275,645
5.00%, 07/15/2024	630,000	702,110
Build NYC Resource Corp.
5.00%, 08/01/2022	200,000	219,454
5.00%, 08/01/2023	230,000	256,892
4.88%, 05/01/2031 (2)	750,000	759,427
5.00%, 01/01/2035 (2)	3,900,000	4,140,045
5.50%, 05/01/2048 (2)	1,350,000	1,390,460
Chautauqua County Capital Resource Corp.
1.30%, 11/01/2031 (1)	1,100,000	1,099,538
City of Ithaca NY
2.75%, 02/15/2019	2,800,000	2,808,624
City of New York NY
5.00%, 08/01/2020	1,025,000	1,080,350
5.00%, 08/01/2021	6,000,000	6,468,720
5.00%, 08/01/2022	1,065,000	1,172,704
5.00%, 08/01/2025	1,600,000	1,845,344
5.00%, 08/01/2027	2,975,000	3,423,124
5.00%, 08/01/2027	400,000	456,188
5.00%, 08/01/2028	400,000	462,816
5.00%, 08/01/2028	3,975,000	4,552,329
5.00%, 08/01/2028	700,000	816,690
5.00%, 08/01/2029	1,500,000	1,761,195
5.00%, 08/01/2029	1,305,000	1,532,240
5.00%, 08/01/2032	1,745,000	2,008,076
1.52%, 08/01/2034 (1)	5,000,000	5,000,000
1.62%, 03/01/2042 (1)	3,000,000	3,000,000
1.58%, 04/01/2042 (1)	2,500,000	2,500,000
City of Troy NY
2.75%, 02/08/2019	6,500,000	6,515,730
City of Yonkers NY
5.00%, 09/01/2022	2,350,000	2,588,924
5.00%, 09/01/2025	1,015,000	1,166,144
County of Broome NY
3.00%, 05/03/2019	8,000,000	8,046,960
County of Erie NY
5.00%, 06/01/2019	1,000,000	1,020,200
5.00%, 09/15/2019	500,000	514,320
5.00%, 06/01/2020	500,000	524,330
5.00%, 09/15/2020	350,000	369,869
5.00%, 06/01/2021	750,000	806,040
5.00%, 09/15/2021	225,000	243,383
5.00%, 06/01/2025	1,000,000	1,149,900
County of Nassau NY
5.00%, 10/01/2024	5,000,000	5,659,400
County of Rockland NY
4.00%, 01/01/2021	1,100,000	1,146,112
County of Schoharie NY
2.50%, 11/08/2018	1,700,000	1,701,258
County of Suffolk NY
4.00%, 02/01/2028	1,615,000	1,756,506
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525,000	608,806
Genesee Valley Central School District
4.00%, 08/28/2019	1,400,000	1,423,534
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	530,000	140,916
0.00%, 01/01/2055	710,000	589,499
5.00%, 01/01/2056	485,000	498,158
Gloversville Enlarged School District
2.25%, 10/19/2018	1,000,000	1,000,220
Hempstead Town Local Development Corp.
5.89%, 02/01/2032	1,250,000	1,178,312
6.47%, 02/01/2033	1,000,000	988,860
6.24%, 02/01/2047	1,000,000	919,390
Hudson Yards Infrastructure Corp.
5.00%, 02/15/2035	1,700,000	1,924,400
Long Island Power Authority
5.00%, 09/01/2021	500,000	539,735
5.00%, 09/01/2022	1,000,000	1,101,670
5.00%, 09/01/2023	550,000	616,171
5.00%, 09/01/2024	2,735,000	2,988,370
Metropolitan Transportation Authority
4.00%, 02/15/2019	15,700,000	15,813,668
4.00%, 08/15/2019	600,000	610,050
4.00%, 08/15/2019	800,000	813,400
4.00%, 08/15/2019	1,580,000	1,606,465
5.00%, 11/15/2019	2,005,000	2,072,569
5.00%, 11/15/2019	1,290,000	1,333,473
5.00%, 05/15/2020	1,400,000	1,464,848
5.00%, 11/15/2020	2,000,000	2,115,720
5.00%, 11/15/2021	640,000	693,926
5.00%, 11/15/2021	500,000	542,130
5.00%, 11/15/2023	3,225,000	3,621,643
2.01% (SIFMA Municipal Swap Index + 0.45%), 11/01/2026 (3)	2,955,000	2,953,345
0.00%, 11/15/2033	1,600,000	882,288
5.00%, 11/15/2045 (1)	4,470,000	4,714,330
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500,000	1,586,820
Nassau County Industrial Development Agency
6.50%, 01/01/2034	672,500	701,572
6.70%, 01/01/2049	793,750	837,811
New York City Industrial Development Agency
5.00%, 07/01/2019	1,000,000	1,020,600
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2020	300,000	315,921
5.00%, 07/15/2020	350,000	368,575
5.00%, 07/15/2024	200,000	227,812
5.00%, 07/15/2032	2,000,000	2,290,220
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 02/01/2019	1,000,000	1,010,360
5.00%, 11/01/2021	1,000,000	1,086,370
1.70%, 11/01/2022 (1)	2,480,000	2,480,000
5.00%, 11/01/2028	1,500,000	1,719,930
5.00%, 11/01/2029	2,000,000	2,262,720
5.00%, 02/01/2030	4,480,000	5,119,341
5.00%, 08/01/2034	700,000	810,649
5.00%, 08/01/2035	1,600,000	1,841,200
5.00%, 02/01/2041	200,000	219,752
New York City Water & Sewer System
5.00%, 06/15/2031	6,075,000	6,866,573
5.00%, 06/15/2037	6,000,000	6,669,540
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000,000	3,359,520
New York Liberty Development Corp.
5.25%, 10/01/2035	2,285,000	2,774,287
5.38%, 11/15/2040 (2)	1,500,000	1,630,110
5.00%, 11/15/2044 (2)	1,500,000	1,558,350
5.75%, 11/15/2051	2,000,000	2,198,260
New York State Dormitory Authority
4.00%, 12/01/2018 (2)	300,000	300,669
5.00%, 03/15/2019	3,500,000	3,549,595
4.00%, 12/01/2019 (2)	500,000	507,210
5.00%, 03/15/2021	1,000,000	1,070,210
5.00%, 03/15/2021	1,000,000	1,070,700
4.00%, 12/01/2021 (2)	500,000	517,265
5.00%, 12/01/2022 (2)	900,000	975,798
5.00%, 07/01/2023	250,000	280,542
5.00%, 12/15/2023	1,000,000	1,111,780
5.00%, 03/15/2024	3,700,000	4,209,157
5.00%, 05/01/2024	4,870,000	5,516,687
5.00%, 07/01/2024	250,000	284,547
5.00%, 07/01/2025	250,000	288,073
5.00%, 03/15/2027	2,500,000	2,854,275
5.00%, 10/01/2028	1,735,000	2,036,734
5.00%, 10/01/2029	1,430,000	1,667,552
5.00%, 10/01/2030	1,910,000	2,217,434
5.00%, 02/15/2031	5,000,000	5,739,100
5.25%, 03/15/2033	5,000,000	5,748,550
5.00%, 03/15/2034	10,690,000	12,314,666
New York State Environmental Facilities Corp.
5.00%, 06/15/2021	2,550,000	2,753,031
New York State Thruway Authority
5.00%, 05/01/2019	18,800,000	19,125,804
New York State Urban Development Corp.
5.00%, 12/15/2019	625,000	647,613
5.00%, 03/15/2020	1,000,000	1,043,320
5.00%, 03/15/2020	3,215,000	3,354,274
5.00%, 03/15/2021	500,000	535,350
5.00%, 03/15/2022	360,000	394,214
5.00%, 03/15/2023	700,000	781,438
5.00%, 03/15/2024	400,000	454,168
5.00%, 03/15/2032	9,500,000	10,941,625
5.00%, 03/15/2035	2,800,000	3,102,008
New York Transportation Development Corp.
5.00%, 08/01/2019	2,000,000	2,036,620
5.00%, 01/01/2023	270,000	293,169
5.00%, 08/01/2026	1,000,000	1,045,810
5.00%, 08/01/2031	5,105,000	5,299,653
5.00%, 01/01/2034	5,500,000	6,032,730
5.00%, 07/01/2041	2,300,000	2,429,007
5.00%, 07/01/2046	800,000	842,768
Port Authority of New York & New Jersey
5.00%, 09/15/2024	5,115,000	5,781,894
5.00%, 09/15/2026	4,160,000	4,805,174
5.00%, 10/15/2028	4,000,000	4,498,600
5.00%, 10/15/2033	3,500,000	3,859,415
Ravena Coeymans Selkirk Central School District
4.00%, 08/16/2019	200,000	203,432
Suffolk County Economic Development Corp.
5.00%, 07/01/2028	300,000	323,598
5.00%, 07/01/2028	1,750,000	1,868,283
Tompkins County Development Corp.
5.00%, 07/01/2044	125,000	132,275
Town of Hempstead NY
4.00%, 06/15/2028	3,665,000	3,957,137
Triborough Bridge & Tunnel Authority
5.00%, 11/15/2031	3,000,000	3,635,790
1.96% (Secured Overnight Financing Rate + 0.50%), 11/15/2038 (3)	20,000,000	20,000,000
Westchester County Local Development Corp.
5.50%, 05/01/2042	150,000	164,127
		346,913,640
North Carolina - 1.93%
Charlotte-Mecklenburg Hospital Authority
5.00%, 01/15/2031	1,500,000	1,626,435
City of Charlotte NC
5.00%, 07/01/2020	2,000,000	2,103,880
City of Charlotte NC Airport Revenue
5.00%, 07/01/2022	1,310,000	1,431,319
City of Charlotte NC Water & Sewer System Revenue
5.00%, 07/01/2020	1,070,000	1,125,576
5.00%, 07/01/2021	500,000	539,750
County of Forsyth NC
5.00%, 03/01/2021	860,000	920,699
County of Guilford NC
5.00%, 02/01/2019	1,585,000	1,601,484
County of Mecklenburg NC
5.00%, 12/01/2019	1,500,000	1,552,710
County of New Hanover NC
5.00%, 10/01/2021	1,000,000	1,077,160
5.00%, 10/01/2022	1,000,000	1,098,130
5.00%, 10/01/2023	1,125,000	1,255,793
5.00%, 10/01/2034	1,000,000	1,127,260
County of Wake NC
5.00%, 03/01/2020	1,515,000	1,579,978
5.00%, 09/01/2021	350,000	379,260
5.00%, 03/01/2023	1,900,000	2,125,131
Mecklenburg County Public Facilities Corp.
5.00%, 02/01/2023	2,160,000	2,411,294
5.00%, 03/01/2024	2,600,000	2,633,436
North Carolina Capital Facilities Finance Agency
5.00%, 06/01/2019	500,000	508,260
5.00%, 06/01/2021	500,000	533,070
1.95%, 06/01/2038 (1)	810,000	809,749
North Carolina Eastern Municipal Power Agency
5.00%, 01/01/2020	1,000,000	1,007,920
5.00%, 01/01/2021	1,420,000	1,431,246
5.00%, 01/01/2021	1,965,000	2,093,413
5.00%, 01/01/2026	5,000,000	5,039,600
North Carolina Medical Care Commission
4.00%, 10/01/2019	15,000	15,237
5.00%, 10/01/2020	20,000	20,932
5.00%, 10/01/2021	25,000	26,571
5.00%, 10/01/2022	40,000	42,992
5.00%, 10/01/2023	30,000	32,490
5.00%, 10/01/2023	110,000	122,297
5.00%, 10/01/2024	35,000	38,174
5.00%, 10/01/2024	300,000	336,030
5.00%, 10/01/2025	25,000	27,407
5.00%, 10/01/2025	250,000	272,125
5.00%, 10/01/2026	250,000	279,258
1.59%, 10/01/2028 (1)	2,000,000	2,000,000
5.00%, 10/01/2030	460,000	505,747
5.00%, 10/01/2030	2,100,000	2,208,738
5.00%, 10/01/2030	220,000	231,268
5.00%, 10/01/2031	245,000	268,473
5.00%, 10/01/2031	2,950,000	3,165,556
6.25%, 07/01/2035	1,000,000	1,106,810
5.00%, 10/01/2036	130,000	130,936
5.00%, 09/01/2037	2,000,000	2,097,900
5.00%, 10/01/2037	250,000	264,163
4.88%, 07/01/2040	550,000	569,948
5.00%, 09/01/2041	440,000	455,682
North Carolina Municipal Power Agency No 1
5.00%, 01/01/2020	1,100,000	1,141,250
5.00%, 01/01/2025	2,935,000	2,958,245
5.00%, 01/01/2026	2,515,000	2,534,919
North Carolina Turnpike Authority
5.00%, 01/01/2020	350,000	362,288
5.00%, 01/01/2027	530,000	609,421
5.00%, 01/01/2032	1,000,000	1,116,460
5.00%, 07/01/2051	1,700,000	1,825,069
State of North Carolina
5.00%, 06/01/2021	1,415,000	1,524,549
5.00%, 03/01/2022	1,000,000	1,091,580
5.00%, 06/01/2022	1,000,000	1,102,470
5.00%, 06/01/2022	2,150,000	2,370,311
5.00%, 03/01/2023	2,335,000	2,599,182
		69,467,031
Ohio - 1.90%
Akron Bath Copley Joint Township Hospital District
5.25%, 11/15/2031	530,000	587,924
5.25%, 11/15/2032	645,000	714,060
5.25%, 11/15/2033	1,770,000	1,952,982
American Municipal Power, Inc.
5.00%, 02/15/2034 (1)	4,770,000	4,824,187
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047	3,600,000	3,599,964
6.50%, 06/01/2047	3,000,000	3,060,000
City of Columbus OH
5.00%, 02/15/2020	800,000	832,792
5.00%, 07/01/2020	1,040,000	1,093,831
5.00%, 02/15/2022	1,710,000	1,870,466
City of Trenton OH Water System Revenue
2.00%, 12/01/2018	265,000	264,666
Clermont County Port Authority
5.00%, 12/01/2029	750,000	846,540
5.00%, 12/01/2030	850,000	956,488
5.00%, 12/01/2031	650,000	731,432
Cleveland-Cuyahoga County Port Authority
5.50%, 12/01/2053	400,000	435,036
County of Allen OH Hospital Facilities Revenue
5.00%, 08/01/2047 (1)	500,000	546,095
County of Cuyahoga OH
5.00%, 12/01/2026	2,500,000	2,765,425
5.00%, 02/15/2042	525,000	549,822
5.50%, 02/15/2052	1,790,000	1,935,635
5.50%, 02/15/2057	1,245,000	1,341,761
County of Hamilton OH
4.00%, 01/01/2021	450,000	461,075
5.00%, 01/01/2022	465,000	493,402
County of Muskingum OH
4.00%, 02/15/2023	1,700,000	1,741,038
County of Wood OH
5.00%, 12/01/2032	115,000	119,141
5.00%, 12/01/2042	145,000	148,158
JobsOhio Beverage System
5.00%, 01/01/2022	2,300,000	2,493,913
Miami University/Oxford OH
5.00%, 09/01/2034	700,000	791,112
Ohio Air Quality Development Authority
4.25%, 01/15/2038 (2)	250,000	251,897
4.50%, 01/15/2048 (2)	275,000	280,426
Ohio Water Development Authority
5.00%, 06/01/2028	9,290,000	11,038,564
Southeastern Ohio Port Authority
5.75%, 12/01/2032	445,000	475,625
6.00%, 12/01/2042	550,000	586,124
5.50%, 12/01/2043	1,000,000	1,054,890
State of Ohio
4.00%, 09/01/2021	3,980,000	4,191,457
1.70%, 11/01/2022 (1)	3,000,000	2,999,070
5.00%, 08/01/2024	2,500,000	2,853,075
5.00%, 01/01/2030	1,170,000	1,355,644
University of Akron
5.00%, 01/01/2037	6,675,000	7,353,714
University of Cincinnati
5.00%, 06/01/2028	250,000	291,625
5.00%, 06/01/2029	400,000	463,600
		68,352,656
Oklahoma - 0.82%
Cache Educational Facilities Authority
5.00%, 09/01/2026	3,220,000	3,699,941
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500,000	1,622,205
5.00%, 09/01/2028	1,000,000	1,145,240
Canadian County Oklahoma Educational Facilities
5.00%, 09/01/2026	1,725,000	1,995,325
Cleveland County Educational Facilities Authority
5.00%, 09/01/2024	365,000	410,169
5.00%, 09/01/2025	300,000	340,614
5.00%, 09/01/2026	375,000	429,465
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470,000	2,754,840
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515,000	574,699
5.00%, 12/01/2025	545,000	614,400
5.00%, 12/01/2026	320,000	364,285
Grady County School Finance Authority
5.00%, 09/01/2028	375,000	426,142
5.00%, 09/01/2030	1,235,000	1,391,228
Grand River Dam Authority
5.00%, 06/01/2023	1,000,000	1,120,140
Norman Regional Hospital Authority
5.00%, 09/01/2020	350,000	366,646
5.00%, 09/01/2021	325,000	347,405
5.00%, 09/01/2022	325,000	353,464
Oklahoma County Finance Authority
5.70%, 04/01/2025	540,000	540,043
5.13%, 04/01/2042	1,900,000	1,729,779
Oklahoma Department of Transportation
5.00%, 09/01/2030	1,015,000	1,192,706
Oklahoma Development Finance Authority
3.00%, 06/01/2022	1,015,000	1,039,807
4.00%, 12/01/2022	530,000	564,264
4.00%, 06/01/2023	1,305,000	1,396,572
5.00%, 08/15/2026	1,600,000	1,795,344
5.00%, 08/15/2029	420,000	472,924
5.00%, 08/15/2033	200,000	221,850
5.50%, 08/15/2052	830,000	917,814
5.50%, 08/15/2057	1,000,000	1,101,550
Tulsa County Industrial Authority
5.00%, 11/15/2023	230,000	250,760
5.00%, 11/15/2029	400,000	436,848
		29,616,469
Oregon - 0.45%
Clackamas County Hospital Facility Authority
3.00%, 11/15/2022	120,000	120,090
County of Washington OR
5.00%, 03/01/2022	3,000,000	3,285,120
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200,000	224,098
5.00%, 09/01/2032	270,000	301,334
5.00%, 09/01/2046	1,000,000	1,084,880
Oregon State Lottery
5.00%, 04/01/2036	3,000,000	3,410,940
Port of Portland OR Airport Revenue
5.00%, 07/01/2032	1,000,000	1,094,860
5.00%, 07/01/2033	3,485,000	3,809,837
Washington County School District No 1 West Union
5.00%, 06/15/2028	1,525,000	1,791,479
Yamhill County Hospital Authority
5.00%, 11/15/2051	1,005,000	1,050,637
		16,173,275
Pennsylvania - 5.41%
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2022 (2)	2,000,000	2,110,420
5.00%, 05/01/2032 (2)	2,025,000	2,181,451
Capital Region Water
5.00%, 07/15/2023	1,750,000	1,951,145
5.00%, 07/15/2025	1,000,000	1,139,050
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430,000	482,877
5.00%, 07/15/2028	350,000	400,498
Chester County Industrial Development Authority
4.38%, 03/01/2028 (2)	175,000	173,463
5.00%, 03/01/2038 (2)	525,000	531,667
5.13%, 03/01/2048 (2)	1,050,000	1,064,438
City of Philadelphia PA
5.00%, 08/01/2023	4,000,000	4,427,280
5.00%, 07/15/2026	2,475,000	2,724,084
5.00%, 08/01/2027	1,500,000	1,708,680
5.00%, 08/01/2028	6,000,000	6,677,160
5.00%, 08/01/2033	2,000,000	2,230,940
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2030	1,000,000	1,125,780
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165,000	1,356,503
5.00%, 11/01/2027	1,540,000	1,804,572
5.00%, 11/01/2032	1,000,000	1,144,240
City of Reading PA
5.00%, 11/01/2027	2,330,000	2,644,410
Coatesville School District
5.00%, 08/01/2025	875,000	982,896
Commonwealth Financing Authority
5.00%, 06/01/2022	1,000,000	1,080,780
5.00%, 06/01/2023	750,000	825,090
5.00%, 06/01/2027	1,500,000	1,707,690
5.00%, 06/01/2028	2,500,000	2,866,950
5.00%, 06/01/2035	325,000	360,444
Commonwealth of Pennsylvania
5.00%, 02/01/2020	2,050,000	2,126,998
5.00%, 11/01/2020	2,800,000	2,950,920
5.00%, 08/15/2021	1,015,000	1,091,825
5.00%, 11/01/2021	2,000,000	2,151,020
5.00%, 09/15/2022	1,750,000	1,920,590
5.00%, 02/01/2023	895,000	987,427
5.00%, 03/15/2023	9,970,000	11,022,932
5.00%, 09/15/2026	1,000,000	1,150,480
5.00%, 03/15/2031	430,000	477,442
County of Luzerne PA
5.00%, 12/15/2029	750,000	836,573
Cumberland County Municipal Authority
5.25%, 01/01/2041	170,000	173,645
Dauphin County General Authority
5.00%, 06/01/2020	815,000	850,697
Delaware County Authority
5.00%, 08/01/2030	1,150,000	1,298,626
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100,000	1,235,685
Doylestown Hospital Authority
5.00%, 07/01/2046	3,700,000	3,878,821
Easton Area School District
5.00%, 04/01/2029	1,000,000	1,140,590
5.00%, 04/01/2030	2,805,000	3,189,229
Franklin County Industrial Development Authority/PA
5.00%, 12/01/2053	500,000	507,935
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2019	225,000	228,677
5.00%, 07/01/2020	695,000	720,020
5.00%, 07/01/2021	275,000	289,759
5.00%, 07/01/2022	325,000	347,266
5.00%, 07/01/2023	325,000	351,302
5.00%, 07/01/2030	780,000	852,095
5.00%, 07/01/2034	2,000,000	2,153,920
Lancaster County Hospital Authority/PA
5.00%, 07/01/2023	775,000	841,286
5.00%, 07/01/2031	450,000	486,018
5.00%, 12/01/2032	250,000	255,807
5.00%, 12/01/2037	820,000	829,143
5.00%, 07/01/2045	1,970,000	2,065,171
5.00%, 12/01/2047	2,010,000	2,019,688
Lehigh County Industrial Development Authority
1.80%, 02/15/2027 (1)	1,000,000	963,560
1.80%, 09/01/2029 (1)	670,000	645,317
Luzerne County Industrial Development Authority
5.00%, 12/15/2027	1,000,000	1,112,890
Montgomery County Higher Education & Health Authority
5.00%, 09/01/2022	525,000	574,455
5.00%, 09/01/2023	460,000	512,182
5.00%, 10/01/2023 (5)	50,000	54,657
5.00%, 09/01/2024	410,000	461,931
5.00%, 10/01/2028 (5)	1,000,000	1,111,950
5.00%, 10/01/2036 (5)	1,320,000	1,417,060
Montgomery County Industrial Development Authority/PA
5.25%, 01/15/2036	2,500,000	2,656,325
5.25%, 01/01/2040	1,510,000	1,506,044
5.38%, 01/01/2050	500,000	501,400
Northampton County General Purpose Authority
5.00%, 08/15/2036	455,000	497,970
2.52% (1 Month LIBOR USD + 1.04%), 08/15/2048 (3)	1,625,000	1,627,389
4.00%, 08/15/2048	470,000	457,188
Pennsylvania Economic Development Financing Authority
1.85%, 04/01/2019 (1)	1,500,000	1,500,000
4.00%, 03/15/2020	1,000,000	1,027,040
1.70%, 08/01/2037 (1)	1,000,000	983,950
1.80%, 08/01/2045 (1)	2,800,000	2,799,384
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2022	2,000,000	2,188,320
5.00%, 06/15/2024	3,005,000	3,391,653
5.00%, 06/15/2025	1,855,000	2,118,577
5.00%, 08/15/2029	1,600,000	1,854,272
Pennsylvania State University
5.00%, 09/01/2020	2,440,000	2,577,689
5.00%, 09/01/2021	1,400,000	1,514,982
5.00%, 09/01/2022	2,295,000	2,537,398
Pennsylvania Turnpike Commission
5.00%, 06/01/2028	2,000,000	2,242,880
5.00%, 06/01/2032	2,000,000	2,224,020
5.00%, 06/01/2033	3,155,000	3,495,961
5.00%, 12/01/2034	1,000,000	1,121,680
Philadelphia Authority for Industrial Development
5.00%, 07/01/2031	205,000	217,815
5.00%, 07/01/2032	600,000	635,250
5.00%, 07/01/2037	150,000	155,583
Philadelphia Gas Works Co.
5.00%, 08/01/2022	750,000	819,210
Pittsburgh Housing Authority
1.40%, 10/01/2021 (1)	1,500,000	1,486,470
Reading School District
5.00%, 02/01/2019	1,660,000	1,675,538
5.00%, 02/01/2020	1,000,000	1,035,820
5.00%, 02/01/2020	1,000,000	1,035,820
5.00%, 02/01/2021	1,000,000	1,058,320
5.00%, 02/01/2022	1,920,000	2,071,776
5.00%, 03/01/2035	1,100,000	1,227,820
5.00%, 03/01/2036	1,250,000	1,390,412
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335,000	1,440,959
School District of Philadelphia
5.25%, 09/01/2023	1,750,000	1,833,983
5.00%, 09/01/2026	1,580,000	1,785,653
5.00%, 09/01/2030	15,000	17,571
5.00%, 09/01/2030	3,985,000	4,429,885
5.00%, 09/01/2031	1,000,000	1,107,250
5.00%, 09/01/2031	1,200,000	1,346,448
5.00%, 09/01/2032	1,200,000	1,342,188
Scranton School District/PA
5.00%, 06/01/2033	530,000	586,435
5.00%, 06/01/2035	515,000	565,444
Southeastern Pennsylvania Transportation Authority
5.00%, 03/01/2026	875,000	1,013,836
St Mary Hospital Authority
5.00%, 11/15/2022	1,900,000	2,094,180
State Public School Building Authority
4.00%, 12/01/2020	1,590,000	1,641,596
5.00%, 12/01/2022	7,370,000	8,054,378
5.00%, 04/01/2023	2,500,000	2,680,300
5.00%, 06/15/2025	3,000,000	3,375,300
5.00%, 06/01/2026	180,000	200,097
5.00%, 06/01/2029	500,000	573,445
5.25%, 09/15/2030	1,000,000	1,116,390
5.00%, 12/01/2032	3,060,000	3,424,844
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,000,000	1,090,330
5.00%, 01/01/2038	2,125,000	2,289,496
Upper Merion Area School District/PA
5.00%, 01/15/2030	600,000	687,282
York County School of Technology Authority
5.00%, 02/15/2023	1,200,000	1,324,980
5.00%, 02/15/2028	400,000	445,480
		195,089,803
Puerto Rico - 0.11%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.00%, 07/01/2019	600,000	572,250
6.13%, 07/01/2024	330,000	318,863
5.13%, 07/01/2047	1,000,000	1,017,820
Puerto Rico Electric Power Authority
5.00%, 07/01/2019	1,500,000	1,513,965
5.50%, 07/01/2019	500,000	509,890
5.25%, 07/01/2027	145,000	161,640
		4,094,428
Rhode Island - 0.28%
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200,000	1,292,952
Rhode Island Commerce Corp.
5.00%, 06/15/2019	1,040,000	1,062,006
5.00%, 06/15/2020	3,200,000	3,357,632
5.00%, 06/15/2021	625,000	670,313
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2031	710,000	750,825
5.00%, 09/01/2036	100,000	103,766
5.00%, 05/15/2039	700,000	751,737
Rhode Island Student Loan Authority
5.00%, 12/01/2024	600,000	661,014
5.00%, 12/01/2025	750,000	829,718
3.50%, 12/01/2034	685,000	674,156
		10,154,119
South Carolina - 1.45%
Lancaster County School District/SC
5.00%, 03/01/2023	445,000	496,335
Lexington County Health Services District, Inc.
5.00%, 11/01/2019	250,000	257,457
5.00%, 11/01/2020	250,000	261,760
5.00%, 11/01/2022	250,000	270,463
5.00%, 11/01/2023	300,000	328,665
5.00%, 11/01/2024	780,000	862,446
Patriots Energy Group Financing Agency
4.00%, 10/01/2048 (1)	19,000,000	20,044,050
Scago Educational Facilities Corp. for Sumter County School 17
4.00%, 12/01/2019	630,000	640,395
4.00%, 12/01/2021	1,895,000	1,968,583
Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060,000	1,182,154
South Carolina Jobs-Economic Development Authority
2.25%, 05/01/2019 (2)	2,000,000	1,990,840
6.00%, 02/01/2035 (2)	525,000	527,678
5.00%, 05/01/2037	500,000	517,975
5.00%, 05/01/2042	500,000	515,460
6.25%, 02/01/2045 (2)	995,000	1,009,069
5.00%, 04/01/2047	2,000,000	2,048,680
5.00%, 04/01/2052	1,750,000	1,783,967
South Carolina Ports Authority
5.00%, 07/01/2022	2,000,000	2,182,220
South Carolina Public Service Authority
5.00%, 12/01/2022	1,185,000	1,292,100
5.00%, 12/01/2032	1,500,000	1,634,250
5.00%, 12/01/2035	1,500,000	1,624,155
5.00%, 12/01/2041	3,000,000	3,213,510
5.75%, 12/01/2043	2,000,000	2,334,080
5.00%, 12/01/2049	1,900,000	1,986,526
5.00%, 12/01/2050	2,665,000	2,798,730
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025	305,000	351,345
		52,122,893
South Dakota - 0.13%
City of Sioux Falls SD
5.00%, 11/01/2042	750,000	758,918
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2019	300,000	308,160
5.00%, 11/01/2029	800,000	897,568
5.00%, 11/01/2030	1,000,000	1,115,890
5.00%, 11/01/2042	145,000	156,114
5.00%, 11/01/2045	1,500,000	1,613,670
		4,850,320
Tennessee - 1.86%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037	1,240,000	1,283,102
Chattanooga Health Educational & Housing Facility Board
3.00%, 10/01/2018	500,000	500,000
3.00%, 10/01/2019	600,000	605,778
5.00%, 10/01/2020	205,000	215,498
5.00%, 10/01/2021	1,000,000	1,071,760
5.00%, 10/01/2022	325,000	353,915
5.00%, 10/01/2030	500,000	544,570
5.00%, 10/01/2032	1,215,000	1,311,593
5.00%, 10/01/2035	2,260,000	2,403,849
County of Monroe TN
1.20%, 06/15/2019	1,500,000	1,494,120
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2021	500,000	534,480
5.00%, 07/01/2022	500,000	544,430
5.00%, 07/01/2025	1,850,000	2,039,181
5.00%, 07/01/2035	1,275,000	1,417,252
Johnson City Health & Educational Facilities Board
6.50%, 07/01/2038	735,000	790,294
5.00%, 08/15/2042	2,000,000	2,089,180
Knox County Health Educational & Housing Facility Board
5.00%, 04/01/2023	1,825,000	1,987,918
5.00%, 04/01/2024	1,000,000	1,102,260
5.00%, 04/01/2027	1,740,000	1,961,745
Lewisburg Industrial Development Board
1.80%, 07/02/2035 (1)	2,500,000	2,499,450
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	300,000	313,521
5.50%, 07/01/2037	600,000	638,040
Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2037 (2)	1,590,000	1,456,933
State of Tennessee
5.00%, 02/01/2020	3,500,000	3,639,930
5.00%, 08/01/2021	1,595,000	1,724,163
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2019	1,100,000	1,110,219
5.25%, 09/01/2019	1,750,000	1,797,022
5.25%, 09/01/2021	2,040,000	2,196,080
5.00%, 02/01/2023	1,310,000	1,430,638
5.25%, 09/01/2023	600,000	667,326
5.00%, 02/01/2027	2,725,000	3,047,259
4.00%, 05/01/2048 (1)	13,860,000	14,509,341
4.00%, 11/01/2049 (1)	7,070,000	7,425,692
The Health and Educational Facilities Board of The Metropolitan Government of Nashville and Davidson County
1.88%, 07/01/2021 (1)	2,400,000	2,380,944
		67,087,483
Texas - 12.51%
Alamito Public Facility Corp.
2.25%, 06/01/2021 (1)	3,000,000	2,993,640
Alamo Community College District
4.00%, 02/15/2020	1,000,000	1,026,590
4.00%, 02/15/2021	715,000	747,075
3.00%, 08/15/2021	7,695,000	7,886,759
4.00%, 02/15/2022	665,000	704,993
4.00%, 02/15/2023	1,000,000	1,072,850
3.00%, 11/01/2046 (1)	2,100,000	2,119,614
Austin Community College District Public Facility Corp.
5.00%, 08/01/2024	430,000	483,995
5.00%, 08/01/2028	310,000	356,993
5.00%, 08/01/2031	565,000	643,603
5.00%, 08/01/2031	300,000	341,736
Austin Convention Enterprises, Inc.
5.00%, 01/01/2023	250,000	274,285
5.00%, 01/01/2025	150,000	167,781
5.00%, 01/01/2028	400,000	450,264
5.00%, 01/01/2029	425,000	476,030
5.00%, 01/01/2030	720,000	787,039
5.00%, 01/01/2034	730,000	787,728
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2023	1,425,000	1,576,549
5.00%, 10/01/2025	1,780,000	2,010,385
5.00%, 10/01/2026	1,400,000	1,596,714
5.00%, 10/01/2028	1,925,000	2,203,740
5.00%, 10/01/2030	2,175,000	2,468,060
5.00%, 10/01/2033	2,000,000	2,246,260
5.00%, 10/01/2034	2,000,000	2,238,020
5.00%, 10/01/2036	1,000,000	1,110,840
Baytown Area Water Authority
5.00%, 05/01/2023	1,000,000	1,113,500
5.00%, 05/01/2024	1,000,000	1,129,450
5.00%, 05/01/2025	1,000,000	1,143,630
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.25%, 12/01/2035	525,000	552,132
Central Texas Regional Mobility Authority
5.00%, 01/01/2022	990,000	1,069,586
5.00%, 01/01/2022	500,000	540,195
5.00%, 01/01/2024	175,000	194,019
5.00%, 01/01/2025	225,000	252,086
5.00%, 01/01/2026	350,000	394,790
5.00%, 01/01/2028	300,000	336,111
5.00%, 01/01/2034	1,475,000	1,623,621
6.00%, 01/01/2041	3,125,000	3,383,125
5.00%, 01/01/2042	1,335,000	1,416,034
5.00%, 01/01/2046	1,600,000	1,740,624
Central Texas Turnpike System
5.00%, 08/15/2037	2,500,000	2,669,950
City of Arlington TX
5.00%, 02/15/2045	530,000	555,790
City of Austin TX
5.00%, 09/01/2033	2,920,000	3,293,789
City of Austin TX Airport System Revenue
5.00%, 11/15/2044	255,000	275,313
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2020	1,350,000	1,431,864
City of Dallas TX
5.00%, 02/15/2023	1,000,000	1,085,680
5.00%, 02/15/2024	1,055,000	1,187,286
City of Dallas TX Waterworks & Sewer System Revenue
5.00%, 10/01/2027	530,000	608,345
5.00%, 10/01/2031	800,000	919,144
City of El Paso TX
5.00%, 08/15/2025	2,245,000	2,575,801
City of Fort Worth TX
5.00%, 03/01/2023	1,000,000	1,112,250
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700,000	813,575
City of Houston TX
5.00%, 03/01/2020	180,000	187,385
5.00%, 03/01/2021	500,000	533,580
5.00%, 03/01/2022	200,000	218,178
5.00%, 03/01/2023	1,975,000	2,195,805
5.00%, 03/01/2025	750,000	859,028
5.00%, 03/01/2029	1,000,000	1,153,350
City of Houston TX Airport System Revenue
4.75%, 07/01/2024	1,000,000	1,067,070
5.00%, 07/01/2027	3,000,000	3,531,720
5.00%, 07/01/2029	1,000,000	1,155,090
5.00%, 07/01/2031	1,750,000	2,004,012
5.00%, 07/01/2032	1,750,000	1,996,155
City of Houston TX Combined Utility System Revenue
4.00%, 11/15/2021	200,000	210,730
5.00%, 11/15/2022	200,000	221,186
5.00%, 11/15/2023	225,000	253,249
5.00%, 05/15/2028	410,000	460,213
5.00%, 11/15/2030	2,005,000	2,352,687
5.00%, 11/15/2033	400,000	454,480
City of San Antonio TX
5.00%, 02/01/2019	1,000,000	1,010,060
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2020	1,000,000	1,039,980
5.00%, 02/01/2020	600,000	623,988
5.00%, 02/01/2023	4,000,000	4,451,360
5.00%, 02/01/2030	1,000,000	1,162,530
2.00%, 02/01/2033 (1)	1,115,000	1,099,134
3.00%, 12/01/2045 (1)	5,100,000	5,175,939
City of Waco TX
5.00%, 02/01/2025	1,710,000	1,921,151
Coppell Independent School District
4.00%, 08/15/2021	3,250,000	3,418,220
County of Comal TX
4.00%, 02/01/2023	1,000,000	1,069,670
County of Dallas TX
5.00%, 08/15/2024	1,400,000	1,598,954
County of El Paso TX
5.00%, 02/15/2029	1,500,000	1,735,845
5.00%, 02/15/2031	1,280,000	1,453,530
County of Williamson TX
5.00%, 02/15/2021	1,000,000	1,067,860
1.85%, 08/15/2034 (1)	5,000,000	4,982,400
Cypress-Fairbanks Independent School District
5.00%, 02/15/2021	4,720,000	5,036,948
5.00%, 02/15/2027	470,000	541,788
1.40%, 02/15/2040 (1)	1,000,000	985,010
2.13%, 02/15/2040 (1)	10,000,000	9,951,600
1.40%, 02/15/2044 (1)	1,000,000	985,010
5.00%, 02/15/2044	900,000	985,347
Dallas Area Rapid Transit
5.00%, 12/01/2028	1,660,000	1,668,682
Dallas County Community College District
5.00%, 02/15/2021	7,610,000	8,124,588
5.00%, 02/15/2022	7,665,000	8,368,571
Dallas County Utility & Reclamation District
5.00%, 02/15/2024	1,125,000	1,260,664
Dallas Independent School District
5.00%, 02/15/2023	3,855,000	4,293,738
5.00%, 02/15/2036 (1)	85,000	93,063
5.00%, 02/15/2036 (1)	5,400,000	5,869,962
Dallas Love Field
5.00%, 11/01/2035	1,000,000	1,104,760
Dallas Performing Arts Cultural Facilities Corp.
1.59%, 09/01/2041 (1)	2,125,000	2,125,000
Dallas/Fort Worth International Airport
5.00%, 11/01/2018	1,275,000	1,278,162
5.00%, 11/01/2037	10,100,000	10,644,188
5.00%, 11/01/2038	3,110,000	3,272,902
Del Rio Housing Facility Corp.
1.35%, 06/01/2021 (1)	3,000,000	2,985,990
Denton Independent School District
0.00%, 08/15/2025	500,000	416,240
El Paso County Hospital District
5.00%, 08/15/2027	1,260,000	1,347,973
Fort Bend Independent School District
1.35%, 08/01/2042 (1)	495,000	487,313
1.50%, 08/01/2042 (1)	980,000	956,519
Fort Worth Independent School District
5.00%, 02/15/2022	450,000	490,693
5.00%, 02/15/2024	3,140,000	3,547,227
5.00%, 02/15/2026	1,365,000	1,583,373
Garland Independent School District
5.00%, 02/15/2021	1,000,000	1,066,670
Grand Parkway Transportation Corp.
5.00%, 02/01/2023	1,580,000	1,737,020
5.00%, 10/01/2031	2,630,000	3,057,165
5.00%, 10/01/2033	1,205,000	1,391,040
5.00%, 10/01/2034	1,500,000	1,724,925
5.00%, 10/01/2052 (1)	7,610,000	8,479,595
Harlandale Independent School District
5.00%, 08/01/2030	1,305,000	1,483,328
Harris County Cultural Education Facilities Finance Corp.
5.00%, 01/01/2043	180,000	184,903
7.00%, 01/01/2048	1,550,000	1,841,710
Harris County Health Facilities Development Corp.
7.25%, 12/01/2035	4,500,000	4,539,960
Houston Independent School District
5.00%, 02/15/2025	1,000,000	1,146,970
2.40%, 06/01/2030 (1)	7,000,000	7,007,070
1.38%, 06/01/2037 (1)	1,325,000	1,318,772
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	850,000	911,098
5.25%, 11/01/2040	3,015,000	3,171,358
Lower Colorado River Authority
5.00%, 05/15/2020	2,070,000	2,165,717
5.00%, 05/15/2020	340,000	355,721
5.00%, 05/15/2021	3,000,000	3,214,200
5.00%, 05/15/2021	800,000	857,120
5.00%, 05/15/2022	1,025,000	1,121,309
Metropolitan Transit Authority of Harris County
5.00%, 11/01/2022	3,000,000	3,314,940
Midlothian Independent School District
2.50%, 08/01/2052 (1)	8,280,000	8,321,234
Mission Economic Development Corp.
2.50%, 08/01/2020	3,000,000	2,991,420
1.85%, 01/01/2026 (1)	2,500,000	2,499,550
5.75%, 10/01/2031 (2)	2,250,000	2,319,368
Montgomery County Toll Road Authority
5.00%, 09/15/2032	50,000	54,367
5.00%, 09/15/2033	55,000	59,628
5.00%, 09/15/2034	55,000	59,417
5.00%, 09/15/2035	55,000	59,277
5.00%, 09/15/2036	75,000	80,833
5.00%, 09/15/2038	125,000	134,562
5.00%, 09/15/2043	380,000	407,626
5.00%, 09/15/2048	1,070,000	1,144,419
New Hope Cultural Education Facilities Finance Corp.
5.00%, 08/15/2024	730,000	829,462
5.00%, 08/15/2026	200,000	233,180
5.00%, 08/15/2027	375,000	440,996
5.00%, 08/15/2030	3,500,000	4,026,750
5.00%, 04/01/2031	335,000	347,284
5.00%, 10/01/2031	160,000	163,013
5.00%, 11/01/2031	1,000,000	1,083,900
5.00%, 10/01/2034	185,000	186,584
5.00%, 07/01/2035	2,100,000	1,844,703
5.00%, 04/01/2036	355,000	363,467
5.00%, 10/01/2039	250,000	247,115
5.00%, 11/01/2040	1,100,000	1,180,443
5.00%, 07/01/2047	1,075,000	940,399
5.00%, 04/01/2048	1,250,000	1,262,450
5.25%, 10/01/2049	500,000	502,295
5.50%, 11/15/2052	250,000	250,470
5.00%, 07/01/2058	275,000	291,363
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505,000	559,484
North East Independent School District/TX
1.42%, 08/01/2040 (1)	475,000	462,584
North Texas Municipal Water District
5.00%, 06/01/2027	1,025,000	1,204,272
5.00%, 06/01/2028	1,050,000	1,229,225
5.00%, 06/01/2029	600,000	698,394
North Texas Tollway Authority
5.00%, 01/01/2020	500,000	518,180
5.00%, 09/01/2020	1,445,000	1,523,189
5.00%, 01/01/2022	550,000	596,728
5.00%, 01/01/2023	235,000	259,624
5.00%, 01/01/2030	75,000	84,545
5.00%, 01/01/2031	1,900,000	2,087,017
5.00%, 01/01/2031	500,000	563,290
5.00%, 01/01/2031	105,000	117,855
5.00%, 01/01/2033	3,150,000	3,483,648
5.00%, 01/01/2033	500,000	560,525
5.00%, 01/01/2036	550,000	609,059
5.00%, 01/01/2039	170,000	186,760
6.25%, 01/01/2039	275,000	277,901
6.25%, 01/01/2039	65,000	65,632
5.00%, 01/01/2040	2,000,000	2,145,920
Northside Independent School District
2.75%, 08/01/2048 (1)	4,325,000	4,365,958
Permanent University Fund - University of Texas System
5.00%, 07/01/2029	235,000	271,303
Plano Independent School District
5.00%, 02/15/2021	550,000	586,932
5.00%, 02/15/2022	1,225,000	1,336,610
Rockwall Independent School District
0.00%, 02/15/2024	1,005,000	876,229
State of Texas
5.00%, 04/01/2019	2,000,000	2,030,740
5.00%, 08/01/2019	2,815,000	2,886,023
4.00%, 08/29/2019	37,400,000	38,088,534
5.00%, 10/01/2019	1,950,000	2,008,656
5.00%, 04/01/2020	2,000,000	2,088,360
2.00%, 08/01/2025 (1)	415,000	414,315
5.00%, 08/01/2025	2,035,000	2,269,981
5.00%, 08/01/2026	1,000,000	1,128,450
5.00%, 04/01/2027	5,000,000	5,808,950
5.00%, 10/01/2030	10,000,000	11,295,200
5.50%, 08/01/2032	1,000,000	1,167,950
5.00%, 10/01/2036	800,000	913,824
1.94% (SIFMA Municipal Swap Index + 0.38%), 10/01/2041 (3)	10,000,000	10,000,000
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2021	300,000	319,020
5.00%, 11/15/2022	300,000	323,319
5.00%, 11/15/2035	1,015,000	1,051,205
5.00%, 11/15/2035	1,750,000	1,808,100
5.00%, 11/15/2040	1,800,000	1,856,430
8.25%, 11/15/2044	500,000	489,135
5.00%, 11/15/2046	1,615,000	1,689,468
Texas A&M University
5.00%, 05/15/2023	1,005,000	1,125,590
3.00%, 05/15/2028	2,300,000	2,304,623
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2022	450,000	496,224
5.25%, 12/15/2025	3,000,000	3,421,680
6.25%, 12/15/2026	8,685,000	9,984,363
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2019	3,000,000	3,095,820
5.00%, 12/15/2032	3,000,000	3,210,630
Texas Municipal Power Agency
5.00%, 09/01/2033	920,000	964,639
5.00%, 09/01/2034	945,000	990,492
5.00%, 09/01/2035	1,200,000	1,257,072
Texas State University System
5.00%, 03/15/2026	800,000	926,960
5.00%, 03/15/2029	610,000	706,899
5.00%, 03/15/2032	1,325,000	1,516,224
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,020,000	5,643,785
Texas Water Development Board
5.00%, 04/15/2030	7,000,000	8,309,490
5.00%, 10/15/2031	2,000,000	2,335,200
4.00%, 10/15/2032	2,000,000	2,118,760
The University of Texas System
5.00%, 08/15/2021	505,000	545,562
5.00%, 08/15/2021	3,000,000	3,240,960
5.00%, 08/15/2022	1,000,000	1,104,070
5.00%, 08/15/2022	490,000	540,994
Travis County Health Facilities Development Corp.
7.00%, 11/01/2030	150,000	157,848
Tyler Independent School District
5.00%, 02/15/2022	2,200,000	2,401,938
University of Houston
5.00%, 02/15/2030	860,000	980,864
University of Texas System
5.00%, 08/15/2022	1,000,000	1,104,070
Uptown Development Authority
5.00%, 09/01/2033	715,000	789,596
		451,258,126
U.S. Virgin Islands - 0.09%
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000,000	3,203,430
Utah - 0.22%
Salt Lake City Corp. Airport Revenue
5.00%, 07/01/2022	1,500,000	1,632,720
5.00%, 07/01/2025	1,000,000	1,128,460
5.00%, 07/01/2026	1,700,000	1,937,184
State of Utah
5.00%, 07/01/2019	2,335,000	2,388,565
Utah Charter School Finance Authority
4.50%, 06/15/2027 (2)	1,000,000	983,680
		8,070,609
Vermont - 0.12%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000,000	1,113,160
5.00%, 10/15/2029	890,000	981,492
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800,000	871,600
5.00%, 06/15/2026	500,000	545,995
5.00%, 06/15/2027	700,000	759,003
		4,271,250
Virginia - 3.51%
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2051	1,095,000	1,183,936
Chesterfield County Economic Development Authority
5.00%, 05/01/2023	200,000	203,244
City of Alexandria VA
4.50%, 06/15/2019	2,250,000	2,291,062
City of Norfolk VA Water Revenue
5.00%, 11/01/2022	1,645,000	1,828,549
City of Richmond VA Public Utility Revenue
5.00%, 01/15/2020	3,400,000	3,530,968
5.00%, 01/15/2022	1,500,000	1,638,375
Commonwealth of Virginia
5.00%, 06/01/2020	5,000,000	5,103,300
County of Arlington VA
5.00%, 08/15/2020	1,630,000	1,720,172
5.00%, 08/15/2023	1,850,000	2,086,078
County of Botetourt VA
4.75%, 07/01/2023	100,000	102,504
6.00%, 07/01/2034	1,500,000	1,625,340
County of Fairfax VA
4.00%, 10/01/2019	450,000	459,112
County of Henrico VA Water & Sewer Revenue
5.00%, 05/01/2022	2,240,000	2,467,786
County of Isle Wight VA
4.00%, 04/01/2020	700,000	720,860
County of Loudoun VA
5.00%, 12/01/2023	825,000	934,997
Fairfax County Economic Development Authority
5.00%, 05/15/2020	1,510,000	1,582,782
Fairfax County Industrial Development Authority
5.00%, 05/15/2035	1,175,000	1,273,053
5.00%, 05/15/2044	975,000	1,059,874
Franklin County Industrial Development Authority/VA
3.00%, 10/15/2023	2,000,000	2,018,860
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500,000	545,735
Greater Richmond Convention Center Authority
5.00%, 06/15/2020	1,000,000	1,048,060
Hanover County Economic Development Authority
5.00%, 07/01/2042	1,000,000	1,023,580
5.00%, 07/01/2047	2,000,000	2,043,680
Henrico County Economic Development Authority
5.00%, 12/01/2047	1,250,000	1,300,250
Newport News Economic Development Authority
5.00%, 12/01/2038	1,000,000	1,043,340
Norfolk Economic Development Authority
5.00%, 11/01/2020	645,000	682,062
Norfolk Redevelopment & Housing Authority
5.00%, 01/01/2046	240,000	243,451
Prince William County Industrial Development Authority
1.35%, 07/01/2019 (1)	2,000,000	1,994,800
Roanoke Economic Development Authority
5.00%, 07/01/2020	495,000	519,399
Stafford County Economic Development Authority
5.00%, 06/15/2025	375,000	419,010
5.00%, 06/15/2030	150,000	166,458
5.00%, 06/15/2033	150,000	164,856
5.00%, 06/15/2034	500,000	547,755
4.00%, 06/15/2037	50,000	48,838
Tobacco Settlement Financing Corp./VA
0.00%, 06/01/2047	3,000,000	331,530
Virginia College Building Authority
5.00%, 02/01/2020	1,360,000	1,413,815
5.00%, 02/01/2020	2,000,000	2,079,140
5.00%, 02/01/2023	700,000	780,213
5.00%, 09/01/2023	1,000,000	1,126,240
5.00%, 02/01/2024	2,475,000	2,807,046
5.00%, 02/01/2026	1,000,000	1,167,200
5.00%, 02/01/2030	1,500,000	1,767,915
5.00%, 07/01/2030 (2)	500,000	528,375
5.00%, 07/01/2045 (2)	500,000	514,960
5.00%, 07/01/2045 (2)	1,000,000	1,029,920
Virginia Commonwealth Transportation Board
5.00%, 03/15/2020	750,000	781,830
5.00%, 05/15/2020	1,365,000	1,429,237
5.00%, 05/15/2021	1,000,000	1,075,370
5.00%, 05/15/2021	2,280,000	2,451,843
5.00%, 05/15/2022	225,000	247,210
5.00%, 09/15/2022	1,000,000	1,097,140
5.00%, 09/15/2023	2,500,000	2,819,225
5.00%, 05/15/2026	3,000,000	3,510,510
5.00%, 05/15/2029	2,955,000	3,477,533
Virginia Port Authority
5.00%, 07/01/2023	1,000,000	1,108,850
Virginia Public Building Authority
5.00%, 08/01/2022	1,490,000	1,645,303
5.00%, 08/01/2022	1,050,000	1,159,441
Virginia Public School Authority
5.00%, 04/15/2019	4,950,000	5,032,764
5.00%, 07/15/2020	3,000,000	3,158,130
5.00%, 08/01/2021	6,000,000	6,478,980
5.00%, 08/01/2022	2,505,000	2,770,956
5.00%, 08/01/2022	3,275,000	3,612,554
5.00%, 08/01/2022	1,000,000	1,103,070
Virginia Resources Authority
5.00%, 11/01/2021	1,800,000	1,957,140
Virginia Small Business Financing Authority
5.00%, 11/01/2019	1,100,000	1,134,848
5.00%, 01/01/2040	2,500,000	2,621,875
5.00%, 01/01/2040	4,135,000	4,336,581
5.50%, 01/01/2042	4,590,000	4,932,552
5.00%, 01/01/2048 (1)(2)	500,000	511,405
5.00%, 12/31/2049	500,000	534,275
5.00%, 12/31/2052	700,000	745,864
5.00%, 12/31/2056	4,455,000	4,740,120
Wise County Industrial Development Authority
1.88%, 11/01/2040 (1)	5,000,000	4,961,400
		126,604,486
Washington - 3.15%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,000,000	1,048,060
Auburn School District No 408 of King & Pierce Counties
5.00%, 12/01/2033	2,000,000	2,309,660
City of Kent WA
5.00%, 12/01/2027	695,000	808,104
City of Seattle WA Municipal Light & Power Revenue
4.00%, 01/01/2032	3,385,000	3,605,736
2.05% (SIFMA Municipal Swap Index + 0.49%), 11/01/2046 (3)	5,000,000	5,000,000
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675,000	754,130
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460,000	520,200
Clark County Public Utility District No 1
5.00%, 01/01/2022	425,000	462,642
5.00%, 01/01/2023	750,000	831,465
County of King WA Sewer Revenue
1.63%, 01/01/2032 (1)	8,250,000	8,250,000
Energy Northwest
5.00%, 07/01/2020	1,180,000	1,240,239
King County Public Hospital District No 1
5.00%, 12/01/2032	4,500,000	5,043,375
Pierce County School District No 10 Tacoma
5.00%, 12/01/2034	2,800,000	3,136,308
Pierce County School District No 3 Puyallup
5.00%, 12/01/2032	1,000,000	1,151,560
Port of Seattle WA
5.00%, 02/01/2020	3,250,000	3,368,593
5.00%, 12/01/2020	2,165,000	2,298,494
5.00%, 03/01/2021	900,000	960,228
5.00%, 08/01/2023	1,855,000	2,031,874
Skagit County Public Hospital District No 1
5.00%, 12/01/2020	1,750,000	1,834,735
State of Washington
5.00%, 01/01/2019	2,000,000	2,015,440
5.00%, 07/01/2019	3,150,000	3,221,788
5.00%, 08/01/2019	730,000	748,418
5.00%, 02/01/2020	2,420,000	2,515,106
5.00%, 08/01/2020	1,665,000	1,753,678
5.00%, 07/01/2021	1,200,000	1,292,388
5.00%, 08/01/2027	550,000	630,993
5.00%, 08/01/2027	235,000	274,174
5.00%, 08/01/2028	235,000	273,451
5.00%, 08/01/2030	235,000	270,584
5.00%, 07/01/2031	5,000,000	5,604,900
5.00%, 08/01/2032	1,505,000	1,759,556
5.00%, 08/01/2033	4,335,000	5,048,151
5.00%, 08/01/2033	9,360,000	10,778,882
5.00%, 06/01/2034	660,000	764,003
5.00%, 02/01/2036	1,800,000	2,035,206
Tobacco Settlement Authority
5.00%, 06/01/2023	500,000	555,620
5.00%, 06/01/2024	1,000,000	1,105,660
Washington Health Care Facilities Authority
5.00%, 10/01/2021	1,510,000	1,629,245
5.00%, 08/15/2022	1,200,000	1,321,608
5.00%, 08/15/2023	650,000	728,163
5.00%, 07/01/2025	360,000	404,838
5.00%, 07/01/2029	115,000	131,550
5.00%, 07/01/2030	410,000	467,244
5.00%, 08/15/2030	1,000,000	1,111,070
5.00%, 07/01/2034	105,000	117,433
2.61% (SIFMA Municipal Swap Index + 1.05%), 01/01/2042 (3)	5,000,000	5,092,550
5.00%, 07/01/2042	1,160,000	1,261,952
Washington Higher Education Facilities Authority
5.00%, 10/01/2029	1,855,000	2,035,436
Washington State Housing Finance Commission
4.00%, 07/01/2026 (2)	1,230,000	1,231,501
5.00%, 07/01/2031 (2)	1,000,000	1,042,300
2.11% (SIFMA Municipal Swap Index + 0.55%), 12/01/2048 (3)	10,000,000	10,000,000
5.00%, 07/01/2053 (2)	400,000	405,208
Washington State University
5.00%, 04/01/2029	1,285,000	1,427,417
		113,710,916
West Virginia - 0.37%
Monongalia County Commission Special District
5.50%, 06/01/2037 (2)	200,000	204,828
5.75%, 06/01/2043 (2)	200,000	206,874
State of West Virginia
5.00%, 12/01/2036	5,910,000	6,777,470
West Virginia Economic Development Authority
5.38%, 12/01/2038	885,000	937,082
1.70%, 01/01/2041 (1)	1,515,000	1,482,488
West Virginia Hospital Finance Authority
5.00%, 01/01/2031	620,000	694,369
West Virginia State School Building Authority Lottery Revenue
5.00%, 07/01/2020	500,000	525,970
5.00%, 07/01/2022	695,000	763,291
5.00%, 07/01/2024	500,000	567,660
5.00%, 07/01/2032	940,000	1,062,125
		13,222,157
Wisconsin - 2.00%
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570,000	640,230
5.00%, 11/15/2032	500,000	560,470
Public Finance Authority
5.00%, 05/15/2021 (2)(5)	185,000	194,966
3.00%, 11/15/2022 (2)(5)	90,000	90,045
3.50%, 11/15/2023 (2)(5)	65,000	65,216
3.95%, 11/15/2024 (2)(5)	50,000	50,479
1.80%, 10/01/2025 (1)	3,900,000	3,899,142
5.00%, 12/01/2025 (2)	1,000,000	1,117,070
4.13%, 05/01/2026 (2)	800,000	778,880
6.25%, 08/01/2027 (2)	1,000,000	1,053,960
5.00%, 05/15/2028 (2)(5)	200,000	217,408
5.00%, 07/01/2035	5,000,000	5,553,500
4.00%, 08/01/2035	2,750,000	2,623,198
5.25%, 05/15/2037 (2)	500,000	540,660
5.20%, 06/01/2037	500,000	484,865
5.00%, 06/15/2037 (2)	1,130,000	1,125,842
5.00%, 07/01/2037	825,000	851,573
6.25%, 01/01/2038 (2)	700,000	713,692
5.00%, 01/01/2042	600,000	616,632
5.25%, 05/15/2042 (2)(5)	60,000	64,661
5.25%, 05/15/2047 (2)(5)	60,000	64,469
5.30%, 06/01/2047	500,000	481,435
5.25%, 05/15/2052 (2)(5)	115,000	123,136
Public Finance Authority Wisconsin Retirement Facility
5.00%, 10/01/2043 (2)(5)	170,000	177,898
5.00%, 10/01/2048 (2)	705,000	737,176
5.00%, 10/01/2053 (2)	875,000	910,630
State of Wisconsin
5.00%, 05/01/2020	1,600,000	1,675,056
5.00%, 11/01/2020	2,005,000	2,127,365
5.00%, 11/01/2021	600,000	652,380
5.00%, 11/01/2022	2,545,000	2,826,859
5.00%, 05/01/2023	2,000,000	2,243,640
4.00%, 05/01/2030	5,000,000	5,232,550
4.00%, 05/01/2032	2,000,000	2,079,800
5.00%, 05/01/2034	2,400,000	2,716,296
Village of Mukwonago WI Waterworks System & Sewer System Revenue
3.38%, 06/01/2021	3,190,000	3,244,039
Wisconsin Health & Educational Facilities Authority
5.00%, 05/01/2022	550,000	589,385
5.00%, 12/01/2022	560,000	618,050
4.00%, 02/15/2025	270,000	292,545
4.00%, 02/15/2026	510,000	554,304
5.00%, 02/15/2027	300,000	344,814
4.00%, 02/15/2031	460,000	499,960
4.00%, 02/15/2033	550,000	597,778
1.57%, 08/15/2034 (1)	9,000,000	9,000,000
5.00%, 09/01/2036	335,000	359,120
5.00%, 09/15/2037	650,000	673,777
4.00%, 11/15/2043 (1)	7,275,000	7,368,993
5.00%, 09/15/2050	645,000	667,846
2.21% (SIFMA Municipal Swap Index + 0.65%), 08/15/2054 (3)	4,000,000	4,000,000
		72,101,790
Total Municipal Bonds (Cost $3,593,629,653)		$3,571,723,748

SHORT-TERM INVESTMENTS - 1.72%
Money Market Funds - 1.72%
Fidelity Institutional Money Market Government Funds - Class I, 1.92% (4)	30,939,837	$30,939,837
Goldman Sachs Financial Square Government Fund - Class I, 1.93% (4)	30,939,836	30,939,836
Total Short-Term Investments (Cost $61,879,673)		$61,879,673
TOTAL INVESTMENTS IN SECURITIES - 100.76%
(Cost $3,655,509,326)		$3,633,603,421
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.76)%		(27,445,514)
TOTAL NET ASSETS - 100.00%		$3,606,157,907
Percentages are stated as a percent of net assets.
(1)	Adjustable rate security. The rate reported is the rate in effect as of September 30, 2018. The rate is determined by the Remarketing Agent.
(2)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $69,710,232, which represents 1.93% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2018.
(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security is categorized as Level 3 per the Trust's fair value hierarchy. These securities represent $23,051,318 or 0.64% of total net assets.

MUNICIPAL BONDS
Education	10.13%
General Obligation	24.67%
General Revenue	24.72%
Healthcare	14.62%
Housing	1.96%
Transportation	15.02%
Utilities	7.92%
Total Municipal Bonds	99.04%
SHORT-TERM INVESTMENTS	1.72%
TOTAL INVESTMENTS	100.76%
Liabilities in Excess of Other Assets	-0.76%
TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Growth Fund
Schedule of Investments
September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.86%
Communication Services - 9.53%
Activision Blizzard, Inc.	351,835	$29,269,154
Alphabet, Inc. - Class A (1)	150,050	181,122,354
Alphabet, Inc. - Class C (1)	121,620	145,149,821
AMC Networks, Inc. (1)	2,077	137,788
Cable One, Inc.	198	174,955
CBS Corp.	15,840	910,008
Charter Communications, Inc. (1)	5,902	1,923,344
Electronic Arts, Inc. (1)	133,979	16,143,130
Facebook, Inc. (1)	362,354	59,592,739
InterActiveCorp (1)	3,547	768,706
Interpublic Group of Companies, Inc.	1,838	42,035
Lions Gate Entertainment Corp. - Class A	136	3,305
Lions Gate Entertainment Corp. - Class B	376	8,749
Live Nation Entertainment, Inc. (1)	6,524	355,362
Match Group, Inc. (1)	2,427	140,548
Morningstar, Inc.	851	107,141
Netflix, Inc. (1)	175,126	65,519,890
Omnicom Group, Inc.	7,079	481,514
Sirius XM Holdings, Inc.	61,583	389,204
Take-Two Interactive Software, Inc. (1)	3,254	449,019
Tencent Holdings Ltd. - ADR	944,126	38,558,106
The Madison Square Garden Co. (1)	111	35,000
T-Mobile U.S., Inc. (1)	9,554	670,500
TripAdvisor, Inc. (1)	4,894	249,937
Twitter, Inc. (1)	33,880	964,225
Walt Disney Co.	777,165	90,881,675
Zayo Group Holdings, Inc. (1)	9,698	336,714
Zillow Group, Inc. - Class A (1)	1,887	83,405
Zillow Group, Inc. - Class C (1)	4,207	186,160
		634,654,488
Consumer Discretionary - 16.36%
Advance Auto Parts, Inc.	1,057	177,925
Alibaba Group Holding Ltd. - ADR (1)	277,151	45,663,399
Amazon.com, Inc. (1)	107,845	216,013,535
Aptiv Plc	174,889	14,673,187
AutoZone, Inc. (1)	1,095	849,392
Best Buy, Inc.	2,893	229,589
Booking Holdings, Inc. (1)	32,164	63,813,376
Bright Horizons Family Solutions, Inc. (1)	2,279	268,557
Brunswick Corp.	405	27,143
Burlington Stores, Inc. (1)	3,211	523,136
CarMax, Inc. (1)	5,220	389,777
Carter's, Inc.	2,240	220,864
Chipotle Mexican Grill, Inc. (1)	1,184	538,152
Choice Hotels International, Inc.	1,628	135,612
Columbia Sportswear Co.	200	18,614
D. R. Horton, Inc.	9,833	414,756
Darden Restaurants, Inc.	2,989	332,347
Dollar General Corp.	12,900	1,409,970
Dollar Tree, Inc. (1)	192,218	15,675,378
Domino's Pizza, Inc.	2,001	589,895
Dunkin' Brands Group, Inc.	4,091	301,589
eBay, Inc. (1)	1,047,062	34,573,987
Expedia Group, Inc.	5,828	760,437
Extended Stay America, Inc.	5,379	108,817
Floor & Decor Holdings, Inc. (1)	1,776	53,582
Gap, Inc.	888	25,619
Gentex Corp.	9,019	193,548
Grand Canyon Education, Inc. (1)	2,254	254,251
GrubHub, Inc. (1)	4,299	595,927
H&R Block, Inc.	1,669	42,977
Hanesbrands, Inc.	16,830	310,177
Hasbro, Inc.	4,356	457,903
Hilton Grand Vacations, Inc. (1)	4,532	150,009
Hilton Worldwide Holdings, Inc.	13,462	1,087,460
Home Depot, Inc.	184,855	38,292,713
Kering SA	35,523	19,052,922
L Brands, Inc.	1,986	60,176
Las Vegas Sands Corp.	10,327	612,701
Lear Corp.	323	46,835
Lennar Corp. - Class A	7,237	337,896
Lennar Corp. - Class B	440	16,940
LKQ Corp. (1)	2,508	79,428
Lowes Companies, Inc.	1,165,876	133,865,882
Lululemon Athletica, Inc. (1)	4,664	757,853
Marriott International, Inc.	194,662	25,701,224
Mattel, Inc. (1)	3,570	56,049
McDonald's Corp.	378,190	63,267,405
MGM Resorts International	2,196	61,290
Michael Kors Holdings Ltd. (1)	3,612	247,639
Nike, Inc.	1,069,976	90,648,367
Nordstrom, Inc.	5,656	338,285
NVR, Inc. (1)	151	373,091
O'Reilly Automotive, Inc. (1)	3,768	1,308,702
Polaris Industries, Inc.	2,808	283,468
Pool Corp.	1,894	316,071
Pulte Group, Inc.	3,774	93,482
Ross Stores, Inc.	17,754	1,759,421
Service Corp. International	3,942	174,236
ServiceMaster Global Holdings, Inc. (1)	6,504	403,443
Six Flags Entertainment Corp.	3,350	233,897
Skechers USA, Inc. (1)	2,954	82,505
Starbucks Corp.	685,986	38,991,444
Tapestry, Inc.	2,668	134,120
Tempur Sealy International, Inc. (1)	2,174	115,005
Tesla, Inc. (1)	99,016	26,216,466
The Michaels Companies, Inc. (1)	810	13,146
Thor Industries, Inc.	1,909	159,783
Tiffany & Co.	1,013	130,647
TJX Companies, Inc.	776,780	87,014,896
Toll Brothers, Inc.	3,465	114,449
Tractor Supply Co.	5,864	532,920
Ulta Beauty, Inc. (1)	177,340	50,031,161
Under Armour, Inc. - Class A (1)	6,906	146,545
Under Armour, Inc. - Class C (1)	7,485	145,658
Urban Outfitters, Inc. (1)	3,448	141,023
Vail Resorts, Inc.	1,930	529,631
VF Corp.	11,972	1,118,783
Visteon Corp. (1)	869	80,730
Wayfair, Inc. (1)	2,735	403,878
Wendy's Co.	8,860	151,860
Williams-Sonoma, Inc.	898	59,017
Wyndham Destinations, Inc.	4,732	205,180
Wyndham Hotels & Resorts, Inc.	4,636	257,623
Wynn Resorts Ltd.	4,970	631,488
Yum China Holdings, Inc.	1,469	51,577
Yum! Brands, Inc.	1,133,753	103,069,485
		1,089,799,323
Consumer Staples - 5.78%
Altria Group, Inc.	90,734	5,472,168
Brown Forman Corp. - Class A	2,454	124,663
Brown Forman Corp. - Class B	13,616	688,289
Campbell Soup Co.	5,789	212,051
Church & Dwight Co., Inc.	9,978	592,394
Clorox Co.	5,346	804,092
Coca Cola Co.	1,748,189	80,748,850
Colgate Palmolive Co.	7,639	511,431
Constellation Brands, Inc.	7,540	1,625,775
Costco Wholesale Corp.	175,217	41,154,969
CVS Health Corp.	328,590	25,866,605
Energizer Holdings, Inc.	1,600	93,840
General Mills, Inc.	1,451	62,277
Herbalife Ltd. (1)	978	53,350
Kellogg Co.	5,855	409,967
Keurig Dr. Pepper, Inc.	8,432	195,369
Kimberly-Clark Corp.	14,517	1,649,712
Lauder Estee Companies, Inc.	635,608	92,366,555
McCormick & Co., Inc.	349	45,981
Mondelez International, Inc.	1,586,959	68,175,759
Monster Beverage Corp. (1)	19,133	1,115,071
Nu Skin Enterprises, Inc.	786	64,782
PepsiCo, Inc.	60,218	6,732,372
Post Holdings, Inc. (1)	1,775	174,021
Procter & Gamble Co.	641,511	53,392,960
Spectrum Brands Holdings, Inc.	897	67,024
Sprouts Farmers Market, Inc. (1)	5,989	164,158
Sysco Corp.	22,846	1,673,469
The Hershey Co.	6,227	635,154
U.S. Foods Holding Corp. (1)	552	17,013
		384,890,121
Energy - 4.43%
Anadarko Petroleum Corp.	8,227	554,582
Antero Resources Corp. (1)	6,293	111,449
Apache Corp.	1,127	53,724
Cabot Oil & Gas Corp.	15,389	346,560
Cheniere Energy, Inc. (1)	7,678	533,544
Chevron Corp.	380,375	46,512,255
Cimarex Energy Co.	551	51,210
Concho Resources, Inc. (1)	1,191	181,925
ConocoPhillips	647,820	50,141,268
Continental Resources, Inc. (1)	2,075	141,681
Diamondback Energy, Inc.	1,205	162,904
EOG Resources, Inc.	373,219	47,611,548
Halliburton Co.	404,904	16,410,759
Kosmos Energy Ltd. (1)	2,287	21,384
Newfield Exploration Co. (1)	3,423	98,685
ONEOK, Inc.	8,018	543,540
Parsley Energy, Inc. (1)	8,426	246,461
Pioneer Natural Resources Co.	115,160	20,059,720
RPC, Inc.	1,002	15,511
Schlumberger Ltd.	1,825,565	111,213,420
		295,012,130
Financials - 7.00%
Alleghany Corp.	77	50,245
American Express Co.	23,163	2,466,628
American International Group, Inc.	6,087	324,072
Ameriprise Financial, Inc.	1,110	163,903
Aon Plc	249,813	38,416,243
Arch Capital Group Ltd. (1)	2,962	88,297
Axis Capital Holdings Ltd.	404	23,315
Bank of America Corp.	1,685,160	49,644,814
Berkshire Hathaway, Inc. (1)	11,698	2,504,659
Brown & Brown, Inc.	660	19,516
Capital One Financial Corp.	1,766	167,646
CBOE Holdings, Inc.	4,915	471,643
Charles Schwab Corp.	57,624	2,832,220
Citizens Financial Group, Inc.	1,145,615	44,186,371
CME Group, Inc.	1,433	243,911
Comerica, Inc.	298,958	26,966,012
Commerce Bancshares, Inc.	477,481	31,523,296
Credit Acceptance Corp. (1)	505	221,225
Discover Financial Services	7,501	573,451
E*TRADE Financial Corp. (1)	2,798	146,587
East West Bancorp, Inc.	585	35,316
Eaton Vance Corp.	5,664	297,700
Erie Indemnity Co.	914	116,562
Evercore Partners, Inc.	1,883	189,336
Everest Re Group Ltd.	748	170,896
Interactive Brokers Group, Inc.	3,233	178,817
Intercontinental Exchange, Inc.	827,198	61,948,858
JPMorgan Chase & Co.	146,939	16,580,597
Lazard Ltd.	5,261	253,212
LPL Financial Holdings, Inc.	4,284	276,361
Markel Corp. (1)	55	65,367
MarketAxess Holdings, Inc.	1,733	309,323
Marsh & McLennan Companies, Inc.	11,428	945,324
Moody's Corp.	7,968	1,332,250
Morgan Stanley	387,001	18,022,637
MSCI, Inc.	4,187	742,816
Northern Trust Corp.	2,858	291,887
OneMain Holdings, Inc. (1)	523	17,578
Pinnacle Financial Partners, Inc.	1,525	91,729
Raymond James Financial, Inc.	1,819	167,439
RenaissanceRe Holdings Ltd.	263	35,131
S&P Global, Inc.	73,127	14,288,284
Santander Consumer USA Holdings, Inc.	974	19,519
SEI Investments Co.	6,282	383,830
Signature Bank	1,596	183,285
State Street Corp.	1,073	89,896
Sterling Bancorp	941,575	20,714,650
SunTrust Banks, Inc.	886,825	59,231,042
SVB Financial Group (1)	1,973	613,268
Synchrony Financial	12,381	384,801
Synovus Financial Corp.	362	16,576
T. Rowe Price Group, Inc.	10,485	1,144,752
TD Ameritrade Holding Corp.	13,492	712,782
Texas Capital Bancshares, Inc. (1)	1,477	122,074
The Goldman Sachs Group, Inc.	72,035	16,153,128
The Progressive Corp.	27,768	1,972,639
Travelers Companies, Inc.	2,533	328,555
Virtu Financial, Inc.	1,835	37,526
Voya Financial, Inc.	752	37,352
Wells Fargo & Co.	891,330	46,848,305
Western Alliance Bancorp (1)	2,981	169,589
		466,555,043
Healthcare - 14.57%
Abbott Laboratories	690,321	50,641,949
AbbVie, Inc.	72,620	6,868,400
ABIOMED, Inc. (1)	2,036	915,691
Aetna, Inc.	5,524	1,120,543
Agios Pharmaceuticals, Inc. (1)	2,318	178,764
Alexion Pharmaceuticals, Inc. (1)	171,559	23,848,417
Align Technology, Inc. (1)	3,807	1,489,374
Alkermes Plc (1)	7,219	306,374
Alnylam Pharmaceuticals, Inc. (1)	3,715	325,137
AmerisourceBergen Corp.	7,542	695,523
Amgen, Inc.	29,199	6,052,661
AstraZeneca Plc - ADR	567,405	22,452,216
Athenahealth, Inc. (1)	1,888	252,237
Baxter International, Inc.	2,677	206,370
Becton Dickinson and Co.	283,312	73,944,432
Biogen, Inc. (1)	49,307	17,420,656
BioMarin Pharmaceutical, Inc. (1)	261,810	25,387,716
Bio-Techne Corp.	1,773	361,887
Bluebird Bio, Inc. (1)	1,742	254,332
Boston Scientific Corp. (1)	50,720	1,952,720
Bristol Myers Squibb Co.	333,680	20,714,854
Bruker Corp.	2,015	67,402
Cantel Medical Corp.	1,727	158,988
Catalent, Inc. (1)	1,447	65,911
Celgene Corp. (1)	33,623	3,008,922
Centene Corp. (1)	96,259	13,936,378
Cerner Corp. (1)	6,878	443,012
Charles River Laboratories International, Inc. (1)	1,579	212,439
Chemed Corp.	729	232,974
Cigna Corp.	4,547	946,913
Danaher Corp.	311,901	33,891,163
DaVita, Inc. (1)	3,321	237,883
DexCom, Inc. (1)	4,202	601,054
Edwards Lifesciences Corp. (1)	10,068	1,752,839
Eli Lilly & Co.	28,085	3,013,801
Encompass Health Corp.	4,608	359,194
Envision Healthcare Corp. (1)	1,114	50,943
Exact Sciences Corp. (1)	5,726	451,896
Exelixis, Inc. (1)	13,984	247,796
Express Scripts Holding Co. (1)	2,181	207,217
Gilead Sciences, Inc.	46,221	3,568,723
HCA Healthcare, Inc.	9,421	1,310,649
Henry Schein, Inc. (1)	1,066	90,642
Hill-Rom Holdings, Inc.	2,024	191,066
Humana, Inc.	88,347	29,907,226
ICU Medical, Inc. (1)	791	223,655
IDEXX Laboratories, Inc. (1)	4,130	1,031,096
Illumina, Inc. (1)	97,376	35,742,835
Incyte Corp. (1)	8,249	569,841
Insulet Corp. (1)	2,743	290,621
Integra LifeSciences Holdings Corp. (1)	2,623	172,777
Intuitive Surgical, Inc. (1)	28,394	16,298,156
Ionis Pharmaceuticals, Inc. (1)	5,859	302,207
Jazz Pharmaceuticals Plc (1)	2,576	433,103
Johnson & Johnson	623,485	86,146,922
Laboratory Corp. of America Holdings (1)	296	51,409
Masimo Corp. (1)	2,107	262,406
McKesson Corp.	1,198	158,915
Medtronic Plc	808,725	79,554,278
Merck & Co., Inc.	8,547	606,324
Mettler-Toledo International, Inc. (1)	1,181	719,205
Molina Healthcare, Inc. (1)	2,443	363,274
Nektar Therapeutics (1)	7,418	452,201
Neurocrine Biosciences, Inc. (1)	4,297	528,316
Novo Nordisk A/S - ADR	1,401,552	66,069,161
Penumbra, Inc. (1)	1,438	215,269
Pfizer, Inc.	1,466,930	64,647,605
PRA Health Sciences, Inc. (1)	2,680	295,309
Premier, Inc. (1)	553	25,316
Regeneron Pharmaceuticals, Inc. (1)	211,922	85,624,965
ResMed, Inc.	6,794	783,620
SAGE Therapeutics, Inc. (1)	2,135	301,569
Sarepta Therapeutics, Inc. (1)	3,002	484,853
Seattle Genetics, Inc. (1)	5,296	408,427
Stryker Corp.	16,396	2,913,241
Teleflex, Inc.	406	108,033
TESARO, Inc. (1)	1,931	75,328
The Cooper Companies, Inc.	364	100,883
Thermo Fisher Scientific, Inc.	56,252	13,729,988
UnitedHealth Group, Inc.	393,329	104,641,247
Varian Medical Systems, Inc. (1)	4,359	487,903
Veeva Systems, Inc. (1)	5,645	614,571
Vertex Pharmaceuticals, Inc. (1)	120,026	23,133,811
Waters Corp. (1)	3,442	670,089
WellCare Health Plans, Inc. (1)	2,226	713,411
West Pharmaceutical Services, Inc.	795	98,159
Zoetis, Inc.	331,094	30,314,967
		970,710,550
Industrials - 7.16%
3M Co.	22,805	4,805,242
A.O. Smith Corp.	6,926	369,641
Air Lease Corp.	401	18,398
Allegion Plc	3,699	335,018
Allison Transmission Holdings, Inc.	5,484	285,223
AMETEK, Inc.	2,127	168,288
Armstrong World Industries, Inc. (1)	2,099	146,090
Boeing Co.	137,731	51,222,159
BWX Technologies, Inc.	4,750	297,065
C.H. Robinson Worldwide, Inc.	6,498	636,284
Caterpillar, Inc.	120,468	18,370,165
Cintas Corp.	4,206	831,989
Copart, Inc. (1)	9,633	496,388
CoStar Group, Inc. (1)	1,732	728,895
CSX Corp.	18,536	1,372,591
Cummins, Inc.	2,682	391,760
Curtiss-Wright Corp.	154	21,163
Deere & Co.	103,779	15,601,097
Delta Air Lines, Inc.	7,602	439,624
Donaldson Co., Inc.	5,876	342,336
Dun & Bradstreet Corp.	792	112,868
Eaton Corp. Plc	556,555	48,270,015
Emerson Electric Co.	21,265	1,628,474
Equifax, Inc.	1,527	199,380
Expeditors International of Washington, Inc.	8,434	620,152
Fastenal Co.	13,875	805,027
FedEx Corp.	11,869	2,857,937
Fortive Corp.	13,519	1,138,300
Fortune Brands Home & Security, Inc.	2,863	149,907
Gardner Denver Holdings, Inc. (1)	1,658	46,988
Gates Industrial Corp. Plc (1)	619,095	12,072,353
General Dynamics Corp.	5,595	1,145,408
Genesee & Wyoming, Inc. (1)	572	52,046
Graco, Inc.	7,926	367,291
Harris Corp.	5,694	963,482
HD Supply Holdings, Inc. (1)	2,627	112,409
Heico Corp.	1,868	172,995
Heico Corp. - Class A	3,611	272,630
Hexcel Corp.	896	60,077
Honeywell International, Inc.	311,685	51,864,384
Hubbell, Inc.	1,745	233,080
Huntington Ingalls Industries, Inc.	1,737	444,811
IDEX Corp.	3,448	519,476
Illinois Tool Works, Inc.	16,008	2,259,049
Ingersoll-Rand Plc	6,289	643,365
J.B. Hunt Transportation Services, Inc.	346,151	41,171,200
KAR Auction Services, Inc.	6,060	361,721
Landstar System, Inc.	1,951	238,022
Lennox International, Inc.	1,620	353,808
Lincoln Electric Holdings, Inc.	2,966	277,143
Lockheed Martin Corp.	10,853	3,754,704
Masco Corp.	9,904	362,486
MSC Industrial Direct Co., Inc.	1,008	88,815
Nordson Corp.	2,572	357,251
Norfolk Southern Corp.	151,425	27,332,212
Northrop Grumman Corp.	7,749	2,459,300
Old Dominion Freight Line, Inc.	3,130	504,744
Parker-Hannifin Corp.	96,224	17,698,480
Quanta Services, Inc. (1)	2,112	70,499
Raytheon Co.	189,149	39,089,532
Republic Services, Inc.	617	44,831
Robert Half International, Inc.	5,697	400,955
Rockwell Automation, Inc.	131,391	24,638,440
Rockwell Collins, Inc.	1,047	147,072
Rollins, Inc.	4,692	284,757
Roper Technologies, Inc.	889	263,331
Schneider National, Inc.	637	15,912
Sensata Technologies Holding Plc (1)	4,308	213,461
Southwest Airlines Co.	17,986	1,123,226
Spirit AeroSystems Holdings, Inc.	5,068	464,584
Textron, Inc.	1,996	142,654
The Middleby Corp. (1)	1,516	196,095
The Toro Co.	4,904	294,093
TransDigm Group, Inc. (1)	2,334	868,948
TransUnion	8,817	648,755
Union Pacific Corp.	32,580	5,305,001
United Parcel Service, Inc.	33,092	3,863,491
United Rentals, Inc. (1)	3,929	642,784
United Technologies Corp.	428,465	59,903,692
Univar, Inc. (1)	886	27,165
Verisk Analytics, Inc. (1)	7,722	930,887
W.W. Grainger, Inc.	2,185	780,941
WABCO Holdings, Inc. (1)	2,507	295,676
Wabtec Corp.	137,376	14,407,995
Waste Management, Inc.	17,484	1,579,854
Watsco, Inc.	1,202	214,076
Welbilt, Inc. (1)	6,353	132,651
XPO Logistics, Inc. (1)	5,988	683,650
Xylem, Inc.	4,783	382,018
		476,908,232
Information Technology - 27.35%
2U, Inc. (1)	2,699	202,938
Accenture Plc	30,812	5,244,202
Adobe Systems, Inc. (1)	194,056	52,385,417
Advanced Micro Devices, Inc. (1)	43,132	1,332,347
Adyen NV (1)(5)	9,182	7,511,513
Akamai Technologies, Inc. (1)	7,398	541,164
Alliance Data Systems Corp.	277,533	65,542,193
Amphenol Corp.	14,211	1,336,118
Analog Devices, Inc.	399,615	36,948,403
ANSYS, Inc. (1)	3,940	735,519
Apple, Inc.	1,066,094	240,660,060
Applied Materials, Inc.	48,264	1,865,404
Arista Networks, Inc. (1)	2,704	718,885
Aspen Technology, Inc. (1)	3,268	372,258
Atlassian Corp. Plc (1)	4,356	418,786
Autodesk, Inc. (1)	591,931	92,406,348
Automatic Data Processing, Inc.	522,702	78,750,283
Black Knight, Inc. (1)	6,718	349,000
Booz Allen Hamilton Holding Corp.	6,451	320,163
Broadcom, Inc.	73,684	18,180,053
Broadridge Financial Solutions, Inc.	5,541	731,135
Cadence Design Systems, Inc. (1)	13,553	614,222
CDK Global, Inc.	6,184	386,871
CDW Corp.	6,965	619,328
Ceridian HCM Holding, Inc. (1)	1,103	46,359
Cisco Systems, Inc.	1,329,068	64,659,158
Citrix Systems, Inc. (1)	6,543	727,320
Cognex Corp.	7,950	443,769
Cognizant Technology Solutions - Class A	25,151	1,940,400
Coherent, Inc. (1)	837	144,123
CoreLogic, Inc. (1)	2,418	119,473
Cypress Semiconductor Corp.	11,574	167,707
Dell Technologies, Inc. - VMware, Inc. (1)	690	67,013
DocuSign, Inc. (1)	1,173	61,665
DXC Technology Co.	320,225	29,947,442
EPAM Systems, Inc. (1)	2,471	340,257
Euronet Worldwide, Inc. (1)	1,170	117,257
F5 Networks, Inc. (1)	2,941	586,494
FactSet Research Systems, Inc.	1,783	398,875
Fair Isaac Corp. (1)	1,370	313,114
Fidelity National Information Services, Inc.	1,324	144,409
FireEye, Inc. (1)	5,870	99,790
First Data Corp. (1)	25,882	633,333
Fiserv, Inc. (1)	19,482	1,604,927
FleetCor Technologies, Inc. (1)	431,786	98,378,122
FLIR Systems, Inc.	566	34,792
Fortinet, Inc. (1)	6,800	627,436
Gartner, Inc. (1)	4,253	674,101
Genpact Ltd.	2,453	75,086
Global Payments, Inc.	7,651	974,737
GoDaddy, Inc. (1)	7,663	639,018
Guidewire Software, Inc. (1)	3,881	392,020
International Business Machines Corp.	31,655	4,786,553
Intuit, Inc.	11,681	2,656,259
IPG Photonics Corp. (1)	1,725	269,221
Jack Henry & Associates, Inc.	3,648	583,972
KLA-Tencor Corp.	7,467	759,469
Lam Research Corp.	7,542	1,144,121
Littelfuse, Inc.	941	186,214
LogMeIn, Inc.	1,595	142,115
Manhattan Associates, Inc. (1)	3,239	176,849
Marvell Technology Group Ltd.	7,105	137,127
Mastercard, Inc.	256,247	57,043,145
Maxim Integrated Products, Inc.	13,418	756,641
Microchip Technology, Inc.	11,060	872,745
Micron Technology, Inc. (1)	43,411	1,963,480
Microsoft Corp.	2,660,452	304,275,895
MKS Instruments, Inc.	2,538	203,421
Monolithic Power Systems, Inc.	1,993	250,181
Motorola Solutions, Inc.	185,566	24,149,559
National Instruments Corp.	4,277	206,707
NCR Corp. (1)	4,995	141,908
NetApp, Inc.	12,544	1,077,404
Nutanix, Inc. (1)	5,007	213,899
NVIDIA Corp.	155,735	43,764,650
NXP Semiconductors NV	862	73,701
Okta, Inc. (1)	4,029	283,480
ON Semiconductor Corp. (1)	19,918	367,089
Oracle Corp.	13,136	677,292
Palo Alto Networks, Inc. (1)	72,184	16,260,168
Paychex, Inc.	15,337	1,129,570
Paycom Software, Inc. (1)	2,334	362,727
PayPal Holdings, Inc. (1)	307,014	26,968,110
Pegasystems, Inc.	1,765	110,489
Pluralsight, Inc. - Class A (1)	923	29,536
Proofpoint, Inc. (1)	2,358	250,726
PTC, Inc. (1)	5,578	592,328
Pure Storage, Inc. (1)	7,746	201,009
RealPage, Inc. (1)	3,296	217,206
Red Hat, Inc. (1)	748,115	101,953,112
RingCentral, Inc. (1)	3,268	304,088
Sabre Corp.	9,838	256,575
Salesforce.com, Inc. (1)	815,445	129,680,218
ServiceNow, Inc. (1)	8,368	1,637,032
Skyworks Solutions, Inc.	5,980	542,446
Splunk, Inc. (1)	6,999	846,249
Square, Inc. (1)	191,880	18,998,039
SS&C Technologies Holdings, Inc.	9,030	513,175
Switch, Inc.	1,727	18,652
Synopsys, Inc. (1)	666	65,674
Tableau Software, Inc. (1)	3,343	373,547
Teradata Corp. (1)	4,006	151,066
Teradyne, Inc.	1,452	53,695
Texas Instruments, Inc.	46,943	5,036,514
The Western Union Co.	6,036	115,046
Total System Services, Inc.	8,669	855,977
Twilio, Inc. (1)	3,367	290,505
Tyler Technologies, Inc. (1)	1,823	446,744
Ubiquiti Networks, Inc.	904	89,369
Ultimate Software Group, Inc. (1)	1,454	468,464
Universal Display Corp.	2,000	235,800
VeriSign, Inc. (1)	5,086	814,370
Versum Materials, Inc.	5,077	182,823
Visa, Inc.	1,306,630	196,112,097
VMware, Inc. (1)	3,359	524,206
WEX, Inc. (1)	2,004	402,323
Workday, Inc. (1)	223,617	32,643,610
Worldpay, Inc. (1)	207,572	21,020,816
Xilinx, Inc.	12,235	980,880
Zebra Technologies Corp. (1)	2,555	451,801
Zendesk, Inc. (1)	4,828	342,788
		1,822,223,474
Materials - 2.66%
Avery Dennison Corp.	4,203	455,395
Axalta Coating Systems Ltd. (1)	4,073	118,769
Berry Global Group, Inc. (1)	3,118	150,880
Celanese Corp.	4,091	466,374
Chemours Co.	8,623	340,091
Crown Holdings, Inc. (1)	6,060	290,880
Eagle Materials, Inc.	1,934	164,854
Ecolab, Inc.	624,140	97,852,669
FMC Corp.	2,577	224,663
Graphic Packaging Holding Co.	2,552	35,754
International Flavors & Fragrances, Inc.	1,575	219,114
International Paper Co.	2,222	109,211
Lyondellbasell Industries NV	7,356	754,064
Martin Marietta Materials, Inc.	2,776	505,093
NewMarket Corp.	350	141,929
Packaging Corp. of America	4,441	487,133
Platform Specialty Products Corp. (1)	5,220	65,093
PPG Industries, Inc.	776	84,685
Praxair, Inc.	374,474	60,189,206
Royal Gold, Inc.	1,263	97,327
RPM International, Inc.	1,304	84,682
Scotts Miracle-Gro Co.	935	73,613
Sealed Air Corp.	4,295	172,444
Silgan Holdings, Inc.	1,258	34,972
Southern Copper Corp.	3,880	167,383
Steel Dynamics, Inc.	1,637	73,976
The Sherwin-Williams Co.	3,992	1,817,198
Vulcan Materials Co.	108,571	12,073,095
W.R. Grace & Co.	2,326	166,216
Westlake Chemical Corp.	1,583	131,563
		177,548,326
Real Estate - 2.02%
Alexandria Real Estate Equities, Inc.	352	44,278
American Tower Corp.	21,013	3,053,189
CBRE Group, Inc. (1)	7,464	329,162
Colony Capital, Inc.	3,149	19,177
CoreSite Realty Corp.	1,761	195,718
Crown Castle International Corp.	14,956	1,665,051
Equinix, Inc.	210,374	91,068,801
Equity Lifestyle Properties, Inc.	4,057	391,298
Extra Space Storage, Inc.	5,012	434,240
Gaming and Leisure Properties, Inc.	3,354	118,229
Hudson Pacific Properties, Inc.	1,076	35,207
Lamar Advertising Co.	3,634	282,725
Life Storage, Inc.	196	18,651
Omega Healthcare Investors, Inc.	738	24,184
Prologis, Inc.	475,670	32,245,669
Public Storage	7,095	1,430,565
SBA Communications Corp. (1)	5,489	881,698
Simon Property Group, Inc.	13,549	2,394,786
Taubman Centers, Inc.	2,772	165,849
The Howard Hughes Corp. (1)	728	90,432
		134,888,909
Total Common Stocks (Cost $4,890,048,582)		$6,453,190,596

RIGHTS - 0.00% (2)
Consumer Staples - 0.00% (2)
Herbalife Ltd., expires 8/21/2019 - CVR (1)(4)	93,853	$–
Total Rights (Cost $0)		$–

SHORT-TERM INVESTMENTS - 2.98%
Money Market Funds - 2.98%
Goldman Sachs Financial Square Government Fund - Class I, 1.93% (3)	99,336,984	$99,336,984
JPMorgan U.S. Government Money Market Fund - Class I, 1.94% (3)	99,336,984	99,336,984
Total Short-Term Investments (Cost $198,673,968)		$198,673,968
TOTAL INVESTMENTS IN SECURITIES - 99.84%
(Cost $5,088,722,550)		$6,651,864,564
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.16%		10,586,347
TOTAL NET ASSETS - 100.00%		$6,662,450,911

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CVR	Contingent Value Right

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security is categorized as Level 3 per the Trust's fair value hierarchy. The value of this security totals $0, which represents 0.00% of total net assets.
(5)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $7,511,513, which represents 0.11% of total net assets.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Value Fund
Schedule of Investments
September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.83%
Communication Services - 4.57%
Alphabet, Inc. - Class C (1)	79,246	$94,577,724
AT&T, Inc.	429,180	14,411,864
CBS Corp.	1,000,412	57,473,669
CenturyLink, Inc.	56,260	1,192,712
Charter Communications, Inc. (1)	3,023	985,135
Cinemark Holdings, Inc.	6,579	264,476
Comcast Corp. - Class A	3,082,515	109,151,856
Discovery Communications, Inc. - Class A (1)	9,295	297,440
Discovery Communications, Inc. - Class C (1)	20,324	601,184
DISH Network Corp. (1)	13,070	467,383
Facebook, Inc. (1)	307,417	50,557,800
GCI Liberty, Inc. (1)	350,663	17,883,813
Interpublic Group of Companies, Inc.	20,544	469,841
John Wiley & Sons, Inc.	2,751	166,711
Liberty Broadband Corp. - Class A (1)	1,502	126,664
Liberty Broadband Corp. - Class C (1)	6,130	516,759
Liberty Media Group LLC - Class A (1)	1,332	47,393
Liberty Media Group LLC - Class C (1)	11,869	441,408
Liberty SiriusXM Group - Class A (1)	5,056	219,633
Liberty SiriusXM Group - Class C (1)	9,859	428,373
Lions Gate Entertainment Corp. - Class A	2,447	59,670
Lions Gate Entertainment Corp. - Class B	5,778	134,616
News Corp. - Class A	22,489	296,630
News Corp. - Class B	6,506	88,482
Omnicom Group, Inc.	4,463	303,573
Sprint Corp. (1)	38,418	251,254
Take-Two Interactive Software, Inc. (1)	2,660	367,053
Telephone & Data Systems, Inc.	6,100	185,623
The Madison Square Garden Co. (1)	965	304,284
T-Mobile U.S., Inc. (1)	6,279	440,660
Tribune Media Co.	5,157	198,183
Twenty-First Century Fox, Inc. - Class A	61,596	2,853,743
Twenty-First Century Fox, Inc. - Class B	28,831	1,321,036
United States Cellular Corp. (1)	756	33,854
Verizon Communications, Inc.	244,242	13,040,080
Viacom, Inc. - Class A	447	16,338
Viacom, Inc. - Class B	20,805	702,377
Walt Disney Co.	24,957	2,918,472
Zillow Group, Inc. - Class A (1)	823	36,377
Zillow Group, Inc. - Class C (1)	2,230	98,677
Zynga, Inc. (1)	47,755	191,497
		374,124,317
Consumer Discretionary - 11.60%
Adient Plc	5,568	218,878
Advance Auto Parts, Inc.	297,190	50,025,993
Aptiv Plc	2,126	178,371
Aramark	14,395	619,273
AutoNation, Inc. (1)	1,208,835	50,227,094
AutoZone, Inc. (1)	195	151,261
Best Buy, Inc.	10,675	847,168
Borgwarner, Inc.	12,476	533,723
Bright Horizons Family Solutions, Inc. (1)	475	55,974
Brunswick Corp.	4,646	311,375
Caesars Entertainment Corp. (1)	34,825	356,956
CarMax, Inc. (1)	4,077	304,430
Carnival Corp.	435,288	27,758,316
Columbia Sportswear Co.	1,578	146,864
D. R. Horton, Inc.	8,495	358,319
Darden Restaurants, Inc.	3,707	412,181
Dick's Sporting Goods, Inc.	4,449	157,851
Dollar General Corp.	484,590	52,965,687
Dollar Tree, Inc. (1)	11,569	943,452
eBay, Inc. (1)	43,478	1,435,644
Expedia Group, Inc.	265,971	34,703,896
Extended Stay America, Inc.	4,059	82,114
Foot Locker, Inc.	6,828	348,091
Ford Motor Co.	230,143	2,128,823
Gap, Inc.	11,857	342,074
Garmin Ltd.	6,705	469,685
General Motors Co.	76,977	2,591,816
Gentex Corp.	4,723	101,356
Genuine Parts Co.	8,420	836,948
Goodyear Tire & Rubber Co.	14,262	333,588
Graham Holdings Co.	264	152,935
H&R Block, Inc.	10,112	260,384
Hanesbrands, Inc.	935,212	17,235,957
Harley-Davidson, Inc.	9,708	439,772
Hasbro, Inc.	1,564	164,408
Hyatt Hotels Corp.	2,501	199,055
International Game Technology Plc	5,479	108,210
Kohl's Corp.	9,840	733,572
L Brands, Inc.	10,920	330,876
Las Vegas Sands Corp.	8,104	480,810
Lear Corp.	3,498	507,210
Leggett & Platt, Inc.	7,562	331,140
Lennar Corp. - Class A	511,200	23,867,928
Lennar Corp. - Class B	389	14,977
Liberty Expedia Holdings, Inc. (1)	510,323	24,005,594
LKQ Corp. (1)	15,556	492,659
Lowes Companies, Inc.	474,635	54,497,591
Macy's, Inc.	18,021	625,869
Mattel, Inc. (1)	15,985	250,965
McDonald's Corp.	479,120	80,151,985
MGM Resorts International	26,942	751,951
Michael Kors Holdings Ltd. (1)	3,918	268,618
Michelin	522,736	62,391,513
Mohawk Industries, Inc. (1)	3,667	643,008
Newell Brands, Inc.	26,273	533,342
Nike, Inc.	1,082,642	91,721,430
Norwegian Cruise Line Holdings Ltd. (1)	749,917	43,067,733
O'Reilly Automotive, Inc. (1)	140,555	48,817,563
Penske Automotive Group, Inc.	2,086	98,856
Pulte Group, Inc.	10,290	254,883
PVH Corp.	4,512	651,533
Qurate Retail, Inc. (1)	2,219,750	49,300,648
Ralph Lauren Corp.	3,330	458,042
Royal Caribbean Cruises Ltd.	362,755	47,136,385
Service Corp. International	5,653	249,863
Skechers USA, Inc. (1)	4,128	115,295
Starbucks Corp.	661,100	37,576,924
Tapestry, Inc.	13,638	685,582
Target Corp.	31,644	2,791,317
The Michaels Companies, Inc. (1)	4,919	79,835
Thor Industries, Inc.	468	39,172
Tiffany & Co.	6,021	776,528
TJX Companies, Inc.	765,148	85,711,879
Toll Brothers, Inc.	4,082	134,828
Under Armour, Inc. - Class A (1)	2,637	55,957
Under Armour, Inc. - Class C (1)	2,455	47,774
VF Corp.	405,963	37,937,242
Visteon Corp. (1)	583	54,161
Whirlpool Corp.	3,723	442,106
Williams-Sonoma, Inc.	3,837	252,168
Yum China Holdings, Inc.	20,154	707,607
Yum! Brands, Inc.	13,293	1,208,467
		949,761,308
Consumer Staples - 7.08%
Altria Group, Inc.	472,900	28,520,599
Archer-Daniels-Midland Co.	32,755	1,646,594
Bunge Ltd.	8,226	565,208
Campbell Soup Co.	3,237	118,571
Casey's General Stores, Inc.	2,227	287,528
Church & Dwight Co., Inc.	2,189	129,961
Clorox Co.	984	148,003
Coca Cola Co.	1,641,417	75,817,051
Coca-Cola European Partners Plc	1,039,180	47,251,515
Colgate Palmolive Co.	1,037,050	69,430,497
Conagra Brands, Inc.	23,027	782,227
Costco Wholesale Corp.	298,653	70,147,617
Coty, Inc.	27,432	344,546
CVS Health Corp.	642,268	50,559,337
Diageo Plc - ADR	391,056	55,400,904
Energizer Holdings, Inc.	1,344	78,826
Flowers Foods, Inc.	10,825	201,994
General Mills, Inc.	33,128	1,421,854
Herbalife Ltd. (1)	5,239	285,787
Hormel Foods Corp.	15,832	623,781
Ingredion, Inc.	4,125	432,960
Kellogg Co.	7,339	513,877
Kimberly-Clark Corp.	2,666	302,964
Kraft Heinz Co.	35,541	1,958,664
Kroger Co.	46,735	1,360,456
Lamb Weston Holdings, Inc.	8,583	571,628
McCormick & Co., Inc.	6,748	889,049
Molson Coors Brewing Co.	10,218	628,407
Mondelez International, Inc.	85,429	3,670,030
Nu Skin Enterprises, Inc.	2,328	191,874
PepsiCo, Inc.	653,357	73,045,313
Philip Morris International, Inc.	426,157	34,748,842
Pilgrim's Pride Corp. (1)	2,838	51,339
Pinnacle Foods, Inc.	6,978	452,244
Post Holdings, Inc. (1)	1,734	170,001
Procter & Gamble Co.	516,611	42,997,534
Seaboard Corp.	15	55,651
Spectrum Brands Holdings, Inc.	1,309	97,808
The Hain Celestial Group, Inc. (1)	5,930	160,822
The Hershey Co.	744	75,888
The J. M. Smucker Co.	6,485	665,426
TreeHouse Foods, Inc. (1)	3,427	163,982
Tyson Foods, Inc.	17,218	1,024,988
U.S. Foods Holding Corp. (1)	11,938	367,929
Walgreens Boots Alliance, Inc.	49,897	3,637,491
Walmart, Inc.	84,250	7,911,917
		579,909,484
Energy - 9.67%
Anadarko Petroleum Corp.	20,159	1,358,918
Andeavor	8,265	1,268,677
Antero Resources Corp. (1)	6,639	117,577
Apache Corp.	884,006	42,140,566
Apergy Corp. (1)	4,765	207,563
Baker Hughes a GE Co.	24,264	820,851
BP Plc - ADR	989,166	45,600,553
Cabot Oil & Gas Corp.	6,776	152,596
Centennial Resource Development, Inc. (1)	10,660	232,921
Cheniere Energy, Inc. (1)	4,149	288,314
Chesapeake Energy Corp. (1)	53,935	242,168
Chevron Corp.	461,881	56,478,809
Cimarex Energy Co.	4,902	455,592
CNX Resources Corp. (1)	13,074	187,089
Concho Resources, Inc. (1)	9,999	1,527,347
ConocoPhillips	753,157	58,294,352
Continental Resources, Inc. (1)	2,794	190,774
Devon Energy Corp.	1,180,488	47,148,691
Diamondback Energy, Inc.	4,280	578,613
Energen Corp. (1)	5,146	443,431
EOG Resources, Inc.	344,554	43,954,754
EQT Corp.	15,564	688,396
Extraction Oil & Gas, Inc. (1)	5,932	66,972
Exxon Mobil Corp.	687,759	58,473,270
Helmerich & Payne, Inc.	6,246	429,537
Hess Corp.	1,411,343	101,023,932
HollyFrontier Corp.	9,408	657,619
Kinder Morgan, Inc.	111,843	1,982,976
Kosmos Energy Ltd. (1)	4,670,636	43,670,447
Marathon Oil Corp.	50,120	1,166,794
Marathon Petroleum Corp.	26,345	2,106,810
Murphy Oil Corp.	9,722	324,131
Nabors Industries Ltd.	21,414	131,910
National Oilwell Varco, Inc.	22,501	969,343
Newfield Exploration Co. (1)	7,700	221,991
Noble Energy, Inc.	28,087	876,034
Occidental Petroleum Corp.	1,165,742	95,789,020
ONEOK, Inc.	14,297	969,194
Parsley Energy, Inc. (1)	1,337,180	39,112,515
Patterson-UTI Energy, Inc.	12,871	220,223
PBF Energy, Inc.	6,993	349,021
Phillips 66	443,835	50,029,081
Pioneer Natural Resources Co.	4,461	777,062
QEP Resources, Inc. (1)	13,903	157,382
Range Resources Corp.	12,990	220,700
RPC, Inc.	1,929	29,861
Schlumberger Ltd.	702,471	42,794,533
SM Energy Co.	6,915	218,030
Targa Resources Corp.	13,094	737,323
The Williams Companies, Inc.	71,641	1,947,919
Transocean Ltd. (1)	24,939	347,899
Valero Energy Corp.	25,383	2,887,316
Vermilion Energy, Inc.	1,217,526	40,105,306
Weatherford International Plc (1)	61,299	166,120
Whiting Petroleum Corp. (1)	5,304	281,324
WPX Energy, Inc. (1)	22,957	461,895
		792,082,042
Financials - 18.31%
Affiliated Managers Group, Inc.	3,096	423,285
Aflac, Inc.	45,015	2,118,856
AGNC Investment Corp.	28,088	523,279
Alleghany Corp.	743	484,830
Allstate Corp.	20,392	2,012,690
Ally Financial, Inc.	24,905	658,737
American Express Co.	995,897	106,053,072
American Financial Group, Inc.	4,175	463,300
American International Group, Inc.	748,332	39,841,196
American National Insurance Co.	397	51,328
Ameriprise Financial, Inc.	7,072	1,044,252
Annaly Capital Management, Inc.	74,958	766,820
Arch Capital Group Ltd. (1)	19,430	579,208
Arthur J. Gallagher & Co.	10,686	795,466
Aspen Insurance Holdings Ltd.	3,478	145,380
Associated Banc Corp.	9,993	259,818
Assurant, Inc.	3,043	328,492
Assured Guaranty Ltd.	6,518	275,255
Athene Holding Ltd. (1)	9,356	483,331
AXA Equitable Holdings, Inc.	8,584	184,127
Axis Capital Holdings Ltd.	4,351	251,096
Bank of America Corp.	2,540,648	74,847,490
Bank of Hawaii Corp.	2,600	205,166
Bank of New York Mellon Corp.	767,916	39,156,037
Bank OZK	7,259	275,552
BankUnited, Inc.	6,175	218,595
BB&T Corp.	45,860	2,226,044
Berkshire Hathaway, Inc. (1)	701,936	150,291,517
BGC Partners, Inc.	16,315	192,843
BlackRock, Inc.	97,111	45,771,328
BOK Financial Corp.	1,526	148,449
Brighthouse Financial, Inc. (1)	7,033	311,140
Brown & Brown, Inc.	12,717	376,042
Capital One Financial Corp.	25,933	2,461,820
CBOE Holdings, Inc.	438	42,030
Chimera Investment Corp.	11,246	203,890
Chubb Ltd.	833,632	111,406,580
Cincinnati Financial Corp.	9,099	698,894
CIT Group, Inc.	6,664	343,929
Citigroup, Inc.	1,243,200	89,187,168
Citizens Financial Group, Inc.	28,266	1,090,220
CME Group, Inc.	18,232	3,103,269
CNA Financial Corp.	1,515	69,160
Comerica, Inc.	9,504	857,261
Commerce Bancshares, Inc.	5,589	368,986
Credit Acceptance Corp. (1)	44	19,275
Cullen/Frost Bankers, Inc.	3,342	349,038
Discover Financial Services	10,916	834,528
E*TRADE Financial Corp. (1)	660,298	34,593,012
East West Bancorp, Inc.	8,051	486,039
Erie Indemnity Co.	313	39,917
Everest Re Group Ltd.	1,428	326,255
F.N.B. Corp.	19,020	241,934
Fifth Third Bancorp	39,621	1,106,218
First American Financial Corp.	6,233	321,560
First Citizens Bancshares, Inc.	477	215,738
First Hawaiian, Inc.	6,000	162,960
First Horizon National Corp.	18,998	327,905
First Republic Bank	9,459	908,064
FNF Group	566,563	22,294,254
Franklin Resources, Inc.	18,569	564,683
Hanover Insurance Group, Inc.	2,548	314,347
Harford Financial Services Group, Inc.	21,063	1,052,307
Huntington Bancshares, Inc.	64,553	963,131
Interactive Brokers Group, Inc.	339	18,750
Intercontinental Exchange, Inc.	16,339	1,223,628
Invesco Ltd.	24,050	550,264
Jefferies Financial Group, Inc.	1,535,859	33,727,464
JPMorgan Chase & Co.	670,689	75,680,547
KeyCorp	1,918,141	38,151,825
Lazard Ltd.	494	23,776
Legg Mason, Inc.	5,227	163,239
Lincoln National Corp.	12,772	864,154
Loews Corp.	16,537	830,654
M&T Bank Corp.	8,563	1,408,956
Markel Corp. (1)	728	865,221
Marsh & McLennan Companies, Inc.	648,364	53,632,670
Mercury General Corp.	1,465	73,484
MetLife, Inc.	49,795	2,326,422
MFA Financial, Inc.	26,783	196,855
Morgan Stanley	72,679	3,384,661
Nasdaq OMX Group, Inc.	6,848	587,558
Navient Corp.	2,066,713	27,859,291
New Residential Investment Corp.	19,891	354,458
New York Community Bancorp, Inc.	2,793,466	28,968,242
Northern Trust Corp.	8,926	911,612
Oaktree Capital Group LLC	1,090,709	45,155,353
Old Republic International Corp.	16,292	364,615
OneMain Holdings, Inc. (1)	4,535	152,421
PacWest Bancorp	7,220	344,033
People's United Financial, Inc.	20,378	348,871
Pinnacle Financial Partners, Inc.	2,507	150,796
PNC Financial Services Group, Inc.	645,077	87,853,037
Popular, Inc.	5,868	300,735
Principal Financial Group, Inc.	16,545	969,372
Prosperity Bancshares, Inc.	3,959	274,557
Prudential Financial, Inc.	24,788	2,511,520
Raymond James Financial, Inc.	5,507	506,919
Regions Financial Corp.	64,932	1,191,502
Reinsurance Group of America, Inc.	3,744	541,233
RenaissanceRe Holdings Ltd.	2,144	286,396
Santander Consumer USA Holdings, Inc.	5,925	118,737
Signature Bank	1,290	148,144
SLM Corp. (1)	4,134,311	46,097,568
Starwood Property Trust, Inc.	15,318	329,643
State Street Corp.	426,218	35,708,544
Sterling Bancorp	13,152	289,344
SunTrust Banks, Inc.	27,515	1,837,727
SVB Financial Group (1)	733	227,838
Synchrony Financial	1,792,654	55,715,686
Synovus Financial Corp.	6,497	297,498
T. Rowe Price Group, Inc.	974	106,341
TCF Financial Corp.	10,053	239,362
Texas Capital Bancshares, Inc. (1)	971	80,253
TFS Financial Corp.	2,652	39,807
The Goldman Sachs Group, Inc.	214,504	48,100,377
Torchmark Corp.	6,210	538,345
Travelers Companies, Inc.	12,756	1,654,581
Two Harbors Investment Corp.	14,198	211,976
U.S. Bancorp	90,767	4,793,405
Umpqua Holdings Corp.	12,919	268,715
Unum Group	12,512	488,844
Voya Financial, Inc.	9,033	448,669
W.R. Berkley Corp.	5,573	445,450
Webster Financial Corp.	5,279	311,250
Wells Fargo & Co.	1,943,067	102,127,602
Western Alliance Bancorp (1)	2,463	140,120
White Mountains Insurance Group Ltd.	192	179,687
Willis Towers Watson Plc	268,027	37,775,725
Wintrust Financial Corp.	3,256	276,565
Zions Bancorp	11,464	574,920
		1,499,046,207
Healthcare - 11.77%
Abbott Laboratories	101,013	7,410,314
Acadia Healthcare Co., Inc. (1)	5,305	186,736
Aetna, Inc.	12,007	2,435,620
Agilent Technologies, Inc.	18,987	1,339,343
Agios Pharmaceuticals, Inc. (1)	176	13,573
Alexion Pharmaceuticals, Inc. (1)	2,153	299,288
Allergan Plc	315,472	60,091,107
Alnylam Pharmaceuticals, Inc. (1)	551	48,223
Amgen, Inc.	186,341	38,626,626
Anthem, Inc.	229,577	62,915,577
Baxter International, Inc.	444,426	34,260,800
Becton Dickinson and Co.	14,206	3,707,766
Biogen, Inc. (1)	617	217,992
Bio-Rad Laboratories, Inc. (1)	1,216	380,596
Bluebird Bio, Inc. (1)	999	145,854
Boston Scientific Corp. (1)	18,760	722,260
Bristol Myers Squibb Co.	45,140	2,802,291
Bruker Corp.	3,526	117,945
Cardinal Health, Inc.	1,196,949	64,635,246
Catalent, Inc. (1)	6,636	302,270
Centene Corp. (1)	1,433	207,470
Cerner Corp. (1)	10,322	664,840
Charles River Laboratories International, Inc. (1)	788	106,017
Cigna Corp.	197,008	41,026,916
Danaher Corp.	613,042	66,613,144
DaVita, Inc. (1)	3,664	262,452
Dentsply Sirona, Inc.	13,061	492,922
Eli Lilly & Co.	21,584	2,316,179
Envision Healthcare Corp. (1)	5,739	262,444
Express Scripts Holding Co. (1)	412,023	39,146,305
Gilead Sciences, Inc.	19,474	1,503,587
HCA Healthcare, Inc.	4,669	649,551
Henry Schein, Inc. (1)	7,614	647,418
Hill-Rom Holdings, Inc.	1,367	129,045
Hologic, Inc. (1)	15,951	653,672
Humana, Inc.	414	140,147
Integra LifeSciences Holdings Corp. (1)	878	57,834
IQVIA Holdings, Inc. (1)	9,632	1,249,656
Jazz Pharmaceuticals Plc (1)	255	42,873
Johnson & Johnson	616,051	85,119,767
Laboratory Corp. of America Holdings (1)	5,653	981,813
McKesson Corp.	10,305	1,366,958
MEDNAX, Inc. (1)	5,515	257,330
Medtronic Plc	1,684,780	165,731,809
Merck & Co., Inc.	979,722	69,501,479
Molina Healthcare, Inc. (1)	561	83,421
Mylan (1)	30,271	1,107,919
PerkinElmer, Inc.	6,573	639,356
Perrigo Co. Plc	7,678	543,602
Pfizer, Inc.	1,375,583	60,621,943
Premier, Inc. (1)	1,928	88,264
QIAGEN NV (1)	13,251	501,948
Quest Diagnostics, Inc.	8,023	865,762
STERIS Plc	4,932	564,221
Teleflex, Inc.	2,157	573,956
Teva Pharmaceutical Industries Ltd. - ADR	899,046	19,365,451
The Cooper Companies, Inc.	2,398	664,606
Thermo Fisher Scientific, Inc.	22,275	5,436,882
United Therapeutics Corp. (1)	2,479	317,014
UnitedHealth Group, Inc.	413,330	109,962,313
Universal Health Services, Inc.	4,970	635,365
Waters Corp. (1)	301	58,599
WellCare Health Plans, Inc. (1)	200	64,098
West Pharmaceutical Services, Inc.	3,262	402,759
Zimmer Holdings, Inc.	11,946	1,570,541
		963,859,075
Industrials - 11.94%
3M Co.	177,480	37,396,811
Acuity Brands, Inc.	2,370	372,564
ADT, Inc.	5,960	55,964
AECOM (1)	9,386	306,547
AGCO Corp.	3,975	241,640
Air Lease Corp.	1,550,795	71,150,475
Alaska Air Group, Inc.	7,204	496,067
Allegion Plc	876	79,339
AMERCO	78,924	28,148,245
American Airlines Group, Inc.	24,324	1,005,311
AMETEK, Inc.	10,868	859,876
Arconic, Inc.	25,689	565,415
Canadian National Railway Co.	767,494	68,920,961
Carlisle Companies, Inc.	3,436	418,505
Caterpillar, Inc.	2,755	420,110
Clean Harbors, Inc. (1)	3,174	227,195
Colfax Corp. (1)	5,052	182,175
Copa Holdings SA	1,943	155,129
Crane Co.	2,982	293,280
CSX Corp.	25,586	1,894,643
Cummins, Inc.	5,761	841,509
Curtiss-Wright Corp.	2,392	328,709
Delta Air Lines, Inc.	28,241	1,633,177
Donaldson Co., Inc.	388	22,605
Dover Corp.	8,532	755,338
Dun & Bradstreet Corp.	1,233	175,715
Eaton Corp. Plc	25,752	2,233,471
Emerson Electric Co.	10,656	816,036
Equifax, Inc.	5,216	681,053
Flowserve Corp.	7,600	415,644
Fluor Corp.	8,475	492,397
Fortive Corp.	1,486	125,121
Fortune Brands Home & Security, Inc.	4,889	255,988
Gardner Denver Holdings, Inc. (1)	4,200	119,028
Gates Industrial Corp. Plc (1)	2,382	46,449
General Dynamics Corp.	318,470	65,197,178
General Electric Co.	3,660,376	41,325,645
Genesee & Wyoming, Inc. (1)	2,837	258,139
GrafTech International Ltd.	3,363	65,612
HD Supply Holdings, Inc. (1)	7,548	322,979
Hexcel Corp.	4,150	278,257
Honeywell International, Inc.	351,352	58,464,973
Hubbell, Inc.	1,038	138,646
Huntington Ingalls Industries, Inc.	337	86,299
IDEX Corp.	269	40,528
IHS Markit Ltd. (1)	22,599	1,219,442
Ingersoll-Rand Plc	6,699	685,308
ITT, Inc.	5,345	327,435
Jacobs Engineering Group, Inc.	535,498	40,965,597
JetBlue Airways Corp. (1)	18,352	355,295
Johnson Controls International Plc	941,515	32,953,013
Kansas City Southern	6,005	680,246
KAR Auction Services, Inc.	462	27,577
Kirby Corp. (1)	3,444	283,269
Knight-Swift Transportation Holdings, Inc.	7,669	264,427
L3 Technologies, Inc.	4,613	980,816
Lennox International, Inc.	121	26,426
Lockheed Martin Corp.	184,272	63,750,741
Macquarie Infrastructure Corp.	4,805	221,655
ManpowerGroup, Inc.	3,820	328,367
Masco Corp.	5,781	211,585
MSC Industrial Direct Co., Inc.	1,445	127,319
Nielsen Holdings Plc	1,072,538	29,666,401
Nordson Corp.	205	28,475
Norfolk Southern Corp.	16,688	3,012,184
Northrop Grumman Corp.	180,776	57,372,879
nVent Electric Plc	9,455	256,798
Oshkosh Corp.	4,279	304,836
Owens Corning	638,690	34,661,706
PACCAR, Inc.	20,244	1,380,438
Parker-Hannifin Corp.	6,408	1,178,623
Pentair Plc	9,153	396,783
Quanta Services, Inc. (1)	6,468	215,902
Regal-Beloit Corp.	2,543	209,670
Republic Services, Inc.	12,010	872,647
Rockwell Collins, Inc.	8,398	1,179,667
Roper Technologies, Inc.	4,859	1,439,284
Ryder System, Inc.	3,127	228,490
Schneider National, Inc.	2,128	53,157
Sensata Technologies Holding Plc (1)	4,646	230,209
Snap-on, Inc.	3,355	615,978
Southwest Airlines Co.	8,952	559,052
Spirit AeroSystems Holdings, Inc.	471,352	43,208,838
Stanley Black & Decker, Inc.	313,675	45,934,567
Stericycle, Inc. (1)	4,804	281,899
Teledyne Technologies, Inc. (1)	2,045	504,461
Terex Corp.	3,881	154,891
Textron, Inc.	12,201	872,005
The Middleby Corp. (1)	1,332	172,294
The Timken Co.	4,209	209,819
Trinity Industries, Inc.	8,547	313,162
Union Pacific Corp.	467,404	76,107,393
United Continental Holdings, Inc. (1)	14,407	1,283,087
United Parcel Service, Inc.	437,640	51,094,470
United Technologies Corp.	643,899	90,023,519
Univar, Inc. (1)	5,769	176,878
USG Corp. (1)	4,955	214,601
Valmont Industries, Inc.	1,355	187,668
Wabtec Corp.	3,180	333,518
Waste Management, Inc.	3,810	344,272
Watsco, Inc.	337	60,020
WESCO International, Inc. (1)	2,965	182,199
Xylem, Inc.	4,657	371,955
		977,613,961
Information Technology - 10.66%
Accenture Plc	360,966	61,436,413
Akamai Technologies, Inc. (1)	561	41,037
Amdocs Ltd.	8,419	555,486
Analog Devices, Inc.	18,270	1,689,244
Apple, Inc.	358,348	80,893,478
ARRIS International Plc (1)	10,421	270,842
Arrow Electronics, Inc. (1)	5,121	377,520
Aspen Technology, Inc. (1)	207	23,579
Autodesk, Inc. (1)	2,074	323,772
Automatic Data Processing, Inc.	204,874	30,866,317
Avnet, Inc.	6,854	306,854
Booz Allen Hamilton Holding Corp.	388	19,256
Broadcom, Inc.	208,889	51,539,183
CA, Inc.	18,761	828,298
Cisco Systems, Inc.	1,453,339	70,704,942
Cognizant Technology Solutions - Class A	3,378	260,613
Coherent, Inc. (1)	376	64,743
CommScope Holding Co., Inc. (1)	10,997	338,268
Conduent, Inc. (1)	11,394	256,593
CoreLogic, Inc. (1)	1,633	80,687
Corning, Inc.	46,995	1,658,924
Cypress Semiconductor Corp.	6,539	94,750
Dell Technologies, Inc. - VMware, Inc. (1)	10,972	1,065,601
Dolby Laboratories, Inc.	3,668	256,650
DXC Technology Co.	16,559	1,548,598
EchoStar Corp. (1)	2,927	135,725
Euronet Worldwide, Inc. (1)	1,561	156,443
Fidelity National Information Services, Inc.	17,750	1,935,993
FireEye, Inc. (1)	3,395	57,715
First Solar, Inc. (1)	4,865	235,563
FLIR Systems, Inc.	7,124	437,912
Genpact Ltd.	5,972	182,803
Hewlett Packard Enterprise Co.	1,456,675	23,758,369
HP, Inc.	95,049	2,449,413
Intel Corp.	272,560	12,889,362
International Business Machines Corp.	15,224	2,302,021
Jabil, Inc.	9,871	267,307
Juniper Networks, Inc.	20,291	608,121
Keysight Technologies, Inc. (1)	10,978	727,622
Leidos Holdings, Inc.	8,499	587,791
Littelfuse, Inc.	218	43,140
LogMeIn, Inc.	935	83,309
Marvell Technology Group Ltd.	23,594	455,364
Microchip Technology, Inc.	389,711	30,752,095
Micron Technology, Inc. (1)	14,827	670,625
Microsoft Corp.	1,108,563	126,786,350
Motorola Solutions, Inc.	8,467	1,101,895
National Instruments Corp.	1,114	53,840
NCR Corp. (1)	1,126	31,990
Nuance Communications, Inc. (1)	17,363	300,727
NXP Semiconductors NV	277,860	23,757,030
Oracle Corp.	2,167,841	111,773,882
Pluralsight, Inc. - Class A (1)	270	8,640
Qorvo, Inc. (1)	7,327	563,373
QUALCOMM, Inc.	593,897	42,778,401
Sabre Corp.	2,887	75,293
Samsung Electronic Co. Ltd.	1,273,972	53,316,842
Skyworks Solutions, Inc.	3,110	282,108
SS&C Technologies Holdings, Inc.	763	43,361
Symantec Corp.	36,840	783,955
Synopsys, Inc. (1)	7,887	777,737
Teradata Corp. (1)	1,886	71,121
Teradyne, Inc.	9,179	339,439
Texas Instruments, Inc.	323,881	34,749,192
The Western Union Co.	18,911	360,444
Trimble, Inc. (1)	14,829	644,468
Versum Materials, Inc.	661,873	23,834,047
Visa, Inc.	418,605	62,828,424
Western Digital Corp.	17,664	1,034,051
Worldpay, Inc. (1)	16,073	1,627,713
Xerox Corp.	12,950	349,391
		872,512,055
Materials - 6.02%
Air Products & Chemicals, Inc.	283,723	47,395,927
Albemarle Corp.	6,411	639,690
Alcoa Corp. (1)	11,074	447,390
AptarGroup, Inc.	3,661	394,436
Ardagh Group SA	991	16,540
Ashland Global Holdings, Inc.	3,639	305,167
Axalta Coating Systems Ltd. (1)	7,772	226,632
Ball Corp.	20,001	879,844
Bemis, Inc.	5,325	258,795
Berry Global Group, Inc. (1)	3,867	187,124
Cabot Corp.	3,655	229,242
Celanese Corp.	301,439	34,364,046
CF Industries Holdings, Inc.	13,734	747,679
Domtar Corp.	3,852	200,959
DowDuPont, Inc.	1,417,993	91,191,130
Eagle Materials, Inc.	306	26,083
Eastman Chemical Co.	8,271	791,700
Ecolab, Inc.	362,849	56,887,466
FMC Corp.	4,685	408,438
Freeport-McMoRan, Inc.	85,702	1,192,972
Graphic Packaging Holding Co.	15,584	218,332
Huntsman Corp.	12,649	344,432
International Flavors & Fragrances, Inc.	2,635	366,581
International Paper Co.	21,543	1,058,838
Lyondellbasell Industries NV	772,336	79,172,163
Martin Marietta Materials, Inc.	277	50,400
NewMarket Corp.	13	5,272
Newmont Mining Corp.	31,408	948,522
Nucor Corp.	18,737	1,188,863
Nutrien Ltd.	1,279,010	73,798,877
Olin Corp.	9,814	252,023
Owens-Illinois, Inc. (1)	9,377	176,194
Platform Specialty Products Corp. (1)	6,261	78,075
PPG Industries, Inc.	13,336	1,455,358
Praxair, Inc.	575,805	92,549,138
Reliance Steel & Aluminum Co.	4,054	345,766
Royal Gold, Inc.	2,366	182,324
RPM International, Inc.	6,164	400,290
Scotts Miracle-Gro Co.	1,095	86,209
Sealed Air Corp.	4,470	179,470
Silgan Holdings, Inc.	2,751	76,478
Sonoco Products Co.	5,743	318,736
Steel Dynamics, Inc.	11,162	504,411
The Mosaic Co.	20,767	674,512
United States Steel Corp.	10,157	309,585
Valvoline, Inc.	11,620	249,946
Vulcan Materials Co.	450	50,040
W.R. Grace & Co.	912	65,171
Westlake Chemical Corp.	150	12,466
WestRock Co.	15,011	802,188
		492,711,920
Real Estate - 2.81%
Alexandria Real Estate Equities, Inc.	5,673	713,607
American Campus Communities, Inc.	7,999	329,239
American Homes 4 Rent	15,585	341,156
American Tower Corp.	457,180	66,428,254
Apartment Investment & Management Co.	9,062	399,906
Apple Hospitality REIT, Inc.	12,756	223,102
AvalonBay Communities, Inc.	8,169	1,479,814
Boston Properties, Inc.	9,172	1,128,981
Brandywine Realty Trust	10,338	162,513
Brixmor Property Group, Inc.	17,560	307,476
Brookfield Property REIT, Inc. - Class A	9,104	190,547
Camden Property Trust	5,226	488,997
CBRE Group, Inc. (1)	9,852	434,473
Colony Capital, Inc.	28,895	175,971
Columbia Property Trust, Inc.	7,444	175,976
Corporate Office Properties Trust	6,076	181,247
Crown Castle International Corp.	6,007	668,759
CubeSmart	10,922	311,605
CyrusOne, Inc.	5,657	358,654
DDR Corp.	9,893	132,467
Digital Realty Trust, Inc.	12,102	1,361,233
Douglas Emmett, Inc.	9,223	347,892
Duke Realty Corp.	21,004	595,883
Empire State Realty Trust, Inc.	8,056	133,810
EPR Properties	4,407	301,483
Equity Commonwealth (1)	6,910	221,742
Equity Residential	21,118	1,399,279
Essex Property Trust, Inc.	3,870	954,768
Extra Space Storage, Inc.	871	75,463
Federal Realty Investment Trust	4,268	539,774
Forest City Realty Trust, Inc.	12,427	311,793
Gaming and Leisure Properties, Inc.	7,634	269,099
HCP, Inc.	27,717	729,511
Healthcare Trust of America, Inc.	12,109	322,947
Highwoods Properties, Inc.	6,167	291,452
Hospitality Properties Trust	9,333	269,164
Host Hotels & Resorts, Inc.	42,791	902,890
Hudson Pacific Properties, Inc.	8,054	263,527
Invitation Homes, Inc.	17,582	402,804
Iron Mountain, Inc.	16,687	576,035
JBG SMITH Properties	6,136	225,989
Jones Lang LaSalle, Inc.	2,671	385,479
Kilroy Realty Corp.	5,706	409,063
Kimco Realty Corp.	23,952	400,956
Lamar Advertising Co.	416	32,365
Liberty Property Trust	8,612	363,857
Life Storage, Inc.	2,563	243,895
Medical Properties Trust, Inc.	21,356	318,418
MGM Growth Properties LLC - Class A	926,194	27,313,461
Mid-America Apartment Communities, Inc.	6,668	668,000
National Retail Properties, Inc.	9,202	412,434
Omega Healthcare Investors, Inc.	10,482	343,495
Outfront Media, Inc.	8,162	162,832
Paramount Group, Inc.	12,208	184,219
Park Hotels & Resorts, Inc.	11,625	381,533
Prologis, Inc.	36,917	2,502,603
Public Storage	288,294	58,128,719
Rayonier, Inc.	7,634	258,106
Realogy Holdings Corp.	7,266	149,970
Realty Income Corp.	17,093	972,421
Regency Centers Corp.	8,949	578,732
Retail Properties of America, Inc.	12,899	157,239
Retail Value, Inc. (1)	818	26,740
Senior Housing Properties Trust	13,847	243,153
Simon Property Group, Inc.	231,745	40,960,929
SL Green Realty Corp.	4,890	476,922
Spirit Realty Capital, Inc.	26,093	210,310
STORE Capital Corp.	10,903	302,994
Sun Communities, Inc.	4,902	497,749
The Howard Hughes Corp. (1)	1,442	179,125
The Macerich Co.	8,007	442,707
UDR, Inc.	15,529	627,837
Uniti Group, Inc.	10,054	202,588
Ventas, Inc.	20,963	1,139,968
VEREIT, Inc.	56,498	410,175
VICI Properties, Inc.	21,840	472,181
Vornado Realty Trust	10,219	745,987
W.P. Carey, Inc.	6,128	394,092
Weingarten Realty Investors	7,031	209,243
Welltower, Inc.	21,890	1,407,965
Weyerhaeuser Co.	44,394	1,432,594
		229,880,338
Utilities - 1.40%
AES Corp.	39,039	546,546
Alliant Energy Corp.	13,539	576,355
Ameren Corp.	14,423	911,822
American Electric Power Co., Inc.	29,082	2,061,332
American Water Works Co., Inc.	10,603	932,746
Aqua America, Inc.	10,403	383,871
Atmos Energy Corp.	6,407	601,681
Avangrid, Inc.	3,542	169,768
CenterPoint Energy, Inc.	29,021	802,431
CMS Energy Corp.	16,581	812,469
Consolidated Edison, Inc.	18,306	1,394,734
Dominion Energy, Inc.	632,000	44,416,960
DTE Energy Co.	10,744	1,172,493
Duke Energy Corp.	42,068	3,366,281
Edison International	18,702	1,265,751
Entergy Corp.	10,572	857,706
Evergy, Inc.	16,045	881,191
Eversource Energy	18,734	1,151,017
Exelon Corp.	708,645	30,939,441
FirstEnergy Corp.	28,642	1,064,623
Hawaiian Electric Industries, Inc.	6,370	226,708
MDU Resources Group, Inc.	11,314	290,657
National Fuel Gas Co.	4,837	271,162
NextEra Energy, Inc.	27,801	4,659,448
NiSource, Inc.	21,349	532,017
NRG Energy, Inc.	17,859	667,927
OGE Energy Corp.	11,598	421,239
PG&E Corp.	30,369	1,397,278
Pinnacle West Capital Corp.	6,480	513,086
PPL Corp.	41,322	1,209,082
Public Service Enterprise Group, Inc.	29,719	1,568,866
SCANA Corp.	8,392	326,365
Sempra Energy	16,120	1,833,650
The Southern Co.	59,926	2,612,774
UGI Corp.	10,175	564,509
Vectren Corp.	4,807	343,653
Vistra Energy Corp. (1)	23,950	595,876
WEC Energy Group, Inc.	18,459	1,232,323
Xcel Energy, Inc.	29,966	1,414,695
		114,990,533
Total Common Stocks (Cost $6,656,742,269)		$7,846,491,240

SHORT-TERM INVESTMENTS - 3.94%
Money Market Funds - 3.94%
Goldman Sachs Financial Square Government Fund - Class I, 1.93% (2)	161,334,680	$161,334,680
JPMorgan U.S. Government Money Market Fund - Class I, 1.94% (2)	161,334,680	161,334,680
Total Short-Term Investments (Cost $322,669,360)		$322,669,360
TOTAL INVESTMENTS IN SECURITIES - 99.77%
(Cost $6,979,411,629)		$8,169,160,600
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.23%		18,672,657
TOTAL NET ASSETS - 100.00%		$8,187,833,257

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Growth Fund
Schedule of Investments
September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.47%
Communication Services - 2.76%
AMC Networks, Inc. (1)	2,675	$177,459
ANGI Homeservices, Inc. (1)	214,464	5,035,615
Boingo Wireless, Inc. (1)	13,285	463,646
Cable One, Inc.	258	227,971
Cardlytics, Inc. (1)	1,910	47,826
Care.com, Inc. (1)	6,261	138,431
Cargurus, Inc. (1)	16,004	891,263
CBS Corp.	20,089	1,154,113
Central European Media Enterprises Ltd. (1)	27,069	101,509
Cogent Communications Holdings, Inc.	13,547	755,923
Electronic Arts, Inc. (1)	20,421	2,460,526
Entravision Communications Corp.	4,280	20,972
Eros International Plc (1)	5,186	62,491
Glu Mobile, Inc. (1)	36,299	270,428
Gogo, Inc. (1)	18,286	94,904
Hemisphere Media Group, Inc. (1)	2,468	34,429
IMAX Corp. (1)	201,467	5,197,849
InterActiveCorp (1)	4,528	981,308
Interpublic Group of Companies, Inc.	2,334	53,379
John Wiley & Sons, Inc.	443,527	26,877,736
Liberty Braves Group - Class A (1)	3,184	86,859
Liberty Braves Group - Class C (1)	11,563	315,092
Liberty TripAdvisor Holdings, Inc. (1)	23,610	350,608
Lions Gate Entertainment Corp. - Class A	191	4,646
Lions Gate Entertainment Corp. - Class B	448	10,427
Live Nation Entertainment, Inc. (1)	652,979	35,567,766
LiveXLive Media, Inc. (1)	1,850	7,252
Loral Space and Communications, Inc. (1)	4,210	191,134
Match Group, Inc. (1)	3,149	182,359
MDC Partners, Inc. (1)	18,368	76,227
Morningstar, Inc.	47,116	5,931,904
New York Times Co.	34,618	801,407
Nexstar Media Group, Inc.	14,496	1,179,974
Omnicom Group, Inc.	8,939	608,031
Ooma, Inc. (1)	5,899	97,923
ORBCOMM, Inc. (1)	23,538	255,623
Pandora Media, Inc. (1)	83,464	793,743
QuinStreet, Inc. (1)	12,020	163,111
Rosetta Stone, Inc. (1)	801	15,932
Shenandoah Telecommunications Co.	15,194	588,767
Sinclair Broadcast Group, Inc.	10,917	309,497
Sirius XM Holdings, Inc.	78,415	495,583
Take-Two Interactive Software, Inc. (1)	44,058	6,079,563
TechTarget, Inc. (1)	6,501	126,249
The Madison Square Garden Co. (1)	108	34,055
Travelzoo, Inc. (1)	1,515	17,953
TripAdvisor, Inc. (1)	6,376	325,622
tronc, Inc. (1)	5,455	89,080
TrueCar, Inc. (1)	29,831	420,617
Twitter, Inc. (1)	43,117	1,227,110
Vonage Holdings Corp. (1)	71,755	1,016,051
World Wrestling Entertainment, Inc.	13,819	1,336,712
XO Group, Inc. (1)	7,987	275,392
Yelp, Inc. (1)	26,219	1,289,975
Zayo Group Holdings, Inc. (1)	12,041	418,064
Zillow Group, Inc. - Class A (1)	2,438	107,760
Zillow Group, Inc. - Class C (1)	5,365	237,401
		106,083,247
Consumer Discretionary - 13.12%
1-800-Flowers.com, Inc. (1)	2,456	28,981
Aaron's, Inc.	97,963	5,335,065
Advance Auto Parts, Inc.	224,459	37,783,183
American Eagle Outfitters, Inc.	47,024	1,167,606
American Public Education, Inc. (1)	284	9,386
America's Car-Mart, Inc. (1)	652	50,986
Aptiv Plc	260,950	21,893,705
Asbury Automotive Group, Inc. (1)	6,541	449,694
At Home Group, Inc. (1)	14,306	451,068
AutoZone, Inc. (1)	1,404	1,089,083
AV Homes, Inc. (1)	970	19,400
Belmond Ltd. (1)	3,749	68,419
Best Buy, Inc.	3,737	296,568
Big Lots, Inc.	3,047	127,334
BJ's Restaurants, Inc.	6,663	481,069
Bloomin Brands, Inc.	27,345	541,158
Bluegreen Vacations Corp.	2,355	42,131
Boot Barn Holdings, Inc. (1)	8,943	254,071
Boyd Gaming Corp.	24,382	825,331
Bright Horizons Family Solutions, Inc. (1)	103,662	12,215,530
Brinker International, Inc.	10,767	503,142
Brunswick Corp.	496	33,242
Buckle, Inc.	1,886	43,472
Burlington Stores, Inc. (1)	41,116	6,698,619
Callaway Golf Co.	20,368	494,739
Cambium Learning Group, Inc. (1)	1,012	11,982
Camping World Holdings, Inc.	10,484	223,519
Career Education Corp. (1)	22,132	330,431
CarMax, Inc. (1)	6,568	490,433
Carriage Services, Inc.	2,036	43,876
Carrols Restaurant Group, Inc. (1)	9,519	138,977
Carter's, Inc.	2,800	276,080
Carvana Co. (1)	10,471	618,731
Cavco Industries, Inc. (1)	2,762	698,786
Century Communities, Inc. (1)	760	19,950
Cheesecake Factory, Inc.	13,834	740,672
Chegg, Inc. (1)	35,078	997,268
Children's Place, Inc.	5,220	667,116
Chipotle Mexican Grill, Inc. (1)	1,484	674,508
Choice Hotels International, Inc.	2,145	178,678
Churchill Downs, Inc.	3,847	1,068,312
Chuy's Holdings, Inc. (1)	4,379	114,949
Columbia Sportswear Co.	279	25,967
Conn's, Inc. (1)	3,026	106,969
Core Mark Holding Company, Inc.	1,257	42,688
Cracker Barrel Old Country Store, Inc.	6,236	917,503
Crocs, Inc. (1)	21,874	465,697
D. R. Horton, Inc.	12,325	519,868
Dana, Inc.	43,865	818,960
Darden Restaurants, Inc.	3,824	425,191
Dave & Buster's Entertainment, Inc.	12,896	853,973
Deckers Outdoor Corp. (1)	9,756	1,156,866
Denny's Corp. (1)	15,108	222,390
Dine Brands Global, Inc.	3,229	262,550
Dollar General Corp.	16,390	1,791,427
Dollar Tree, Inc. (1)	2,403	195,965
Domino's Pizza, Inc.	14,613	4,307,912
Dorman Products, Inc. (1)	8,705	669,589
Drive Shack, Inc. (1)	16,813	100,205
Duluth Holdings, Inc. (1)	2,650	83,369
Dunkin' Brands Group, Inc.	5,040	371,549
Eldorado Resorts, Inc. (1)	21,334	1,036,832
Empire Resorts, Inc. (1)	598	5,560
Etsy, Inc. (1)	38,632	1,984,912
Expedia Group, Inc.	250,788	32,722,818
Extended Stay America, Inc.	6,961	140,821
Fiesta Restaurant Group, Inc. (1)	6,126	163,870
Five Below, Inc. (1)	17,665	2,297,510
Floor & Decor Holdings, Inc. (1)	2,938	88,639
Fossil Group, Inc. (1)	3,251	75,683
Fox Factory Holding Corp. (1)	11,671	817,554
Funko, Inc. (1)	3,262	77,277
Gaia, Inc. (1)	2,192	33,757
Gap, Inc.	800	23,080
Gentex Corp.	11,166	239,622
Gentherm, Inc. (1)	159,964	7,270,364
G-III Apparel Group Ltd. (1)	3,984	191,989
Golden Entertainment, Inc. (1)	5,823	139,810
GoPro, Inc. (1)	36,467	262,562
Grand Canyon Education, Inc. (1)	11,686	1,318,181
Green Brick Partners, Inc. (1)	729	7,363
Groupon, Inc. (1)	142,003	535,351
GrubHub, Inc. (1)	324,085	44,924,663
H&R Block, Inc.	2,251	57,963
Hamilton Beach Brands Holding Co.	2,011	44,121
Hanesbrands, Inc.	21,895	403,525
Hasbro, Inc.	5,534	581,734
Helen of Troy Ltd. (1)	64,200	8,403,780
Hilton Grand Vacations, Inc. (1)	5,823	192,741
Hilton Worldwide Holdings, Inc.	16,950	1,369,221
Hooker Furniture Corp.	1,658	56,040
Houghton Mifflin Harcourt Co. (1)	3,088	21,616
Hovnanian Enterprises, Inc. (1)	7,071	11,314
Hudson Ltd. (1)	13,201	297,815
Installed Building Products, Inc. (1)	7,138	278,382
International Game Technology Plc	319	6,300
iRobot Corp. (1)	8,631	948,720
Jack in the Box, Inc.	1,477	123,817
Johnson Outdoors, Inc.	952	88,526
KB Home	5,872	140,400
Kirkland's, Inc. (1)	1,260	12,713
L Brands, Inc.	2,667	80,810
La-Z-Boy, Inc.	6,425	203,030
LCI Industries	7,899	654,037
Leaf Group Ltd. (1)	3,724	37,240
Lear Corp.	410	59,450
Lennar Corp. - Class A	9,348	436,458
Lennar Corp. - Class B	467	17,979
LGI Homes, Inc. (1)	6,040	286,538
Liberty Expedia Holdings, Inc. (1)	1,130	53,155
Lindblad Expeditions Holdings, Inc. (1)	6,633	98,633
Lithia Motors, Inc.	4,588	374,656
LKQ Corp. (1)	85,200	2,698,284
Lovesac Co. (1)	567	14,164
Lululemon Athletica, Inc. (1)	45,220	7,347,798
Lumber Liquidators Holdings, Inc. (1)	7,336	113,635
M/I Homes, Inc. (1)	1,526	36,517
Malibu Boats, Inc. (1)	6,621	362,301
Marine Products Corp.	2,338	53,517
MarineMax, Inc. (1)	4,854	103,147
Marriott International, Inc.	210,902	27,845,391
Marriott Vacations Worldwide Corp.	10,457	1,168,571
Mattel, Inc. (1)	4,675	73,397
MCBC Holdings, Inc. (1)	5,950	213,486
MercadoLibre, Inc.	98,176	33,425,983
Meritage Homes Corp. (1)	915	36,508
MGM Resorts International	2,673	74,603
Michael Kors Holdings Ltd. (1)	4,587	314,485
Modine Manufacturing Co. (1)	2,339	34,851
Mohawk Industries, Inc. (1)	94,600	16,588,110
Monarch Casino & Resort, Inc. (1)	2,858	129,896
Monro, Inc.	10,425	725,580
Movado Group, Inc.	290	12,151
Murphy USA, Inc. (1)	1,823	155,794
Nathan's Famous, Inc.	906	74,654
National Vision Holdings, Inc. (1)	15,688	708,156
Nautilus, Inc. (1)	8,664	120,863
New York & Company, Inc. (1)	5,546	21,408
Noodles & Co. (1)	4,026	48,715
Nordstrom, Inc.	7,133	426,625
Nutrisystem, Inc.	9,535	353,272
NVR, Inc. (1)	193	476,864
Ollie's Bargain Outlet Holdings, Inc. (1)	144,985	13,933,058
O'Reilly Automotive, Inc. (1)	4,816	1,672,693
Overstock.com, Inc. (1)	6,711	185,895
Oxford Industries, Inc.	5,377	485,005
Papa John's International, Inc.	3,222	165,224
Party City Holdings, Inc. (1)	715	9,688
Penn National Gaming, Inc. (1)	2,781	91,551
PetMed Express, Inc.	6,634	218,988
Pinnacle Entertainment, Inc. (1)	17,261	581,523
Planet Fitness, Inc. (1)	28,605	1,545,528
PlayAGS, Inc. (1)	7,127	210,033
Polaris Industries, Inc.	3,593	362,713
Pool Corp.	80,339	13,406,972
Potbelly Corp. (1)	7,341	90,294
Pulte Group, Inc.	5,039	124,816
Purple Innovation, Inc. (1)	1,352	7,842
Quotient Technology, Inc. (1)	25,929	401,899
RCI Hospitality Holdings, Inc.	2,121	62,803
Red Rock Resorts, Inc.	22,738	605,968
Remark Holdings, Inc. (1)	8,745	27,897
RH (1)	6,234	816,716
Roku, Inc. (1)	14,016	1,023,588
Ross Stores, Inc.	432,713	42,881,858
Ruth's Hospitality Group, Inc.	9,413	296,980
Sally Beauty Holdings, Inc. (1)	712,909	13,110,397
Scientific Games Corp. (1)	17,791	451,891
Sears Holdings Corp. (1)	1,627	1,575
SeaWorld Entertainment, Inc. (1)	17,794	559,265
Service Corp. International	4,975	219,895
ServiceMaster Global Holdings, Inc. (1)	8,223	510,073
Shake Shack, Inc. (1)	8,038	506,474
Shiloh Industries, Inc. (1)	789	8,679
Shutterfly, Inc. (1)	10,685	704,035
Shutterstock, Inc.	6,104	333,156
Six Flags Entertainment Corp.	4,321	301,692
Skechers USA, Inc. (1)	3,831	107,000
Skyline Champion Corp.	9,326	266,444
Sleep Number Corp. (1)	11,135	409,545
Sonic Corp.	6,257	271,178
Sonos, Inc. (1)	2,527	40,533
Sotheby's (1)	12,008	590,674
Sportsman's Warehouse Holdings, Inc. (1)	12,383	72,441
Stamps.com, Inc. (1)	19,408	4,390,090
Steven Madden Ltd.	170,653	9,027,544
Stoneridge, Inc. (1)	7,949	236,244
Strategic Education, Inc.	6,759	926,186
Sturm, Ruger & Company, Inc.	5,444	375,908
Superior Group of Cos, Inc.	3,031	57,650
Tailored Brands, Inc.	16,110	405,811
Tapestry, Inc.	3,486	175,241
Taylor Morrison Home Corp. (1)	5,288	95,396
Tempur Sealy International, Inc. (1)	2,835	149,971
Tenneco, Inc.	13,426	565,772
Texas Roadhouse, Inc.	118,952	8,242,184
The Michaels Companies, Inc. (1)	1,026	16,652
Thor Industries, Inc.	2,499	209,166
Tiffany & Co.	1,337	172,433
Tile Shop Holdings, Inc.	6,792	48,563
Tilly's, Inc.	741	14,042
Toll Brothers, Inc.	4,441	146,686
TopBuild Corp. (1)	11,466	651,498
Town Sports International Holdings, Inc. (1)	243	2,102
Tractor Supply Co.	268,434	24,395,282
Travelport Worldwide Ltd.	7,713	130,118
TRI Pointe Group, Inc. (1)	2,470	30,628
Turtle Beach Corp. (1)	2,488	49,611
Ulta Beauty, Inc. (1)	96,383	27,191,572
Under Armour, Inc. - Class A (1)	8,448	179,267
Under Armour, Inc. - Class C (1)	8,773	170,723
Urban Outfitters, Inc. (1)	4,445	181,801
Vail Resorts, Inc.	2,443	670,408
VF Corp.	15,191	1,419,599
Visteon Corp. (1)	1,146	106,463
Vuzix Corp. (1)	6,649	43,551
Wayfair, Inc. (1)	3,479	513,744
Weight Watchers International, Inc. (1)	11,750	845,883
Wendy's Co.	11,513	197,333
William Lyon Homes (1)	1,735	27,569
Williams-Sonoma, Inc.	1,179	77,484
Wingstop, Inc.	95,471	6,517,805
Winmark Corp.	839	139,274
Winnebago Industries, Inc.	10,048	333,091
Wolverine World Wide, Inc.	30,121	1,176,225
Wyndham Destinations, Inc.	5,942	257,645
Wyndham Hotels & Resorts, Inc.	5,997	333,253
Wynn Resorts Ltd.	6,277	797,556
Yum China Holdings, Inc.	1,944	68,254
ZAGG, Inc. (1)	8,745	128,989
Zumiez, Inc. (1)	1,749	46,086
		504,606,378
Consumer Staples - 5.15%
22nd Century Group, Inc. (1)	36,677	103,062
B&G Foods, Inc.	2,302	63,190
BJ's Wholesale Club Holdings, Inc. (1)	8,108	217,132
Boston Beer, Inc. (1)	2,716	780,850
Brown Forman Corp. - Class A	3,111	158,039
Brown Forman Corp. - Class B	17,250	871,987
Calavo Growers, Inc.	107,008	10,336,973
Cal-Maine Foods, Inc.	4,190	202,377
Campbell Soup Co.	318,499	11,666,618
Casey's General Stores, Inc.	101,670	13,126,614
Castle Brands, Inc. (1)	31,608	33,821
Celsius Holdings, Inc. (1)	7,068	28,484
Central Garden & Pet Co. (1)	2,560	92,262
Central Garden & Pet Co. - Class A (1)	9,932	329,146
Church & Dwight Co., Inc.	12,613	748,834
Clorox Co.	6,820	1,025,796
Coca-Cola Bottling Co. Consolidated	1,516	276,336
Craft Brew Alliance, Inc. (1)	3,995	65,318
Diplomat Pharmacy, Inc. (1)	14,761	286,511
elf Beauty, Inc. (1)	6,994	89,034
Energizer Holdings, Inc.	2,076	121,757
Flowers Foods, Inc.	1,189,000	22,186,740
Freshpet, Inc. (1)	8,513	312,427
Herbalife Ltd. (1)	1,224	66,769
Hormel Foods Corp.	784,000	30,889,600
Inter Parfums, Inc.	5,230	337,074
J & J Snack Foods Corp.	4,849	731,666
John B. Sanfilippo & Son, Inc.	2,752	196,438
Kellogg Co.	7,565	529,701
Keurig Dr. Pepper, Inc.	10,956	253,851
Lancaster Colony Corp.	4,458	665,178
Limoneira Co.	1,483	38,721
McCormick & Co., Inc.	152,427	20,082,257
Medifast, Inc.	3,778	837,016
MGP Ingredients, Inc.	38,568	3,046,101
Molson Coors Brewing Co.	280,000	17,220,000
Monster Beverage Corp. (1)	75,377	4,392,972
National Beverage Corp. (1)	3,810	444,322
Natural Health Trends Corp.	2,193	51,053
Nu Skin Enterprises, Inc.	1,042	85,882
Performance Food Group Co. (1)	32,953	1,097,335
Post Holdings, Inc. (1)	2,294	224,904
PriceSmart, Inc.	7,216	584,135
Primo Water Corp. (1)	10,603	191,384
Revlon, Inc. (1)	2,204	49,149
Spectrum Brands Holdings, Inc.	1,141	85,256
Sprouts Farmers Market, Inc. (1)	7,628	209,083
The Chefs' Warehouse, Inc. (1)	6,982	253,796
The Hershey Co.	7,776	793,152
The J. M. Smucker Co.	147,000	15,083,670
Tootsie Roll Industries, Inc.	1,165	34,076
TreeHouse Foods, Inc. (1)	314,000	15,024,900
Turning Point Brands, Inc.	2,454	101,743
U.S. Foods Holding Corp. (1)	373,220	11,502,640
USANA Health Sciences, Inc. (1)	4,122	496,907
Vector Group Ltd.	14,902	205,349
WD-40 Co.	53,315	9,175,512
		198,104,900
Energy - 1.51%
Abraxas Petroleum Corp. (1)	47,890	111,584
Amyris, Inc. (1)	869	6,900
Antero Resources Corp. (1)	7,909	140,068
Apache Corp.	1,426	67,977
Apergy Corp. (1)	115,624	5,036,581
Berry Petroleum Corp.	1,759	30,994
Cabot Oil & Gas Corp.	152,060	3,424,391
Cactus, Inc. (1)	12,347	472,643
Callon Petroleum Co. (1)	170,448	2,043,672
Carrizo Oil & Gas, Inc. (1)	99,384	2,504,477
Cheniere Energy, Inc. (1)	9,777	679,404
Cimarex Energy Co.	746	69,333
Concho Resources, Inc. (1)	1,537	234,777
CONSOL Energy, Inc. (1)	3,804	155,241
Continental Resources, Inc. (1)	2,577	175,958
Core Laboratories NV	210,931	24,432,138
Covia Holdings Corp. (1)	10,342	92,768
CVR Energy, Inc.	4,854	195,228
Delek U.S. Holdings, Inc.	24,944	1,058,374
Denbury Resources, Inc. (1)	69,465	430,683
Diamondback Energy, Inc.	1,555	210,220
Eclipse Resources Corp. (1)	13,585	16,166
Energy XXI Gulf Coast, Inc. (1)	3,769	31,509
Evolution Petroleum Corp.	8,242	91,074
Forum Energy Technologies, Inc. (1)	451,351	4,671,483
Goodrich Petroleum Corp. (1)	1,800	25,272
Independence Contract Drilling, Inc. (1)	3,690	18,229
ION Geophysical Corp. (1)	3,360	52,248
Isramco, Inc. (1)	70	8,543
Jagged Peak Energy, Inc. (1)	20,953	289,780
Keane Group, Inc. (1)	16,315	201,817
Key Energy Services, Inc. (1)	3,183	36,414
Kosmos Energy Ltd. (1)	2,664	24,908
Laredo Petroleum, Inc. (1)	15,611	127,542
Liberty Oilfield Services, Inc.	14,353	309,594
Lilis Energy, Inc. (1)	14,109	69,134
Mammoth Energy Services, Inc.	4,042	117,622
Matador Resources Co. (1)	31,425	1,038,596
Newfield Exploration Co. (1)	4,440	128,005
NextDecade Corp. (1)	2,377	13,430
Northern Oil & Gas, Inc. (1)	15,856	63,424
ONEOK, Inc.	10,323	699,796
Panhandle Oil and Gas, Inc.	2,931	54,077
Par Petroleum Corp. (1)	434	8,854
Parsley Energy, Inc. (1)	11,156	326,313
Penn Virginia Corp. (1)	4,023	324,012
Pioneer Energy Services Corp. (1)	2,286	6,744
Profire Energy, Inc. (1)	7,366	23,498
ProPetro Holding Corp. (1)	23,100	380,919
Range Resources Corp.	59,014	1,002,648
Renewable Energy Group, Inc. (1)	998	28,742
Resolute Energy Corp. (1)	339	12,818
RigNet, Inc. (1)	136	2,768
Ring Energy, Inc. (1)	17,499	173,415
RPC, Inc.	1,184	18,328
Sanchez Energy Corp. (1)	25,899	59,568
Select Energy Services, Inc. (1)	3,349	39,652
Solaris Oilfield Infrastructure, Inc. (1)	8,381	158,317
SRC Energy, Inc. (1)	556,055	4,943,329
Tellurian, Inc. (1)	27,674	248,236
TETRA Technologies, Inc. (1)	33,871	152,758
Uranium Energy Corp. (1)	49,578	85,274
U.S. Silica Holdings, Inc.	15,369	289,398
WildHorse Resource Development Corp. (1)	8,407	198,741
Zion Oil & Gas, Inc. (1)	16,796	21,499
		58,167,905
Financials - 9.40%
Affiliated Managers Group, Inc.	140,410	19,196,855
Alleghany Corp.	102	66,558
Allegiance Bancshares, Inc. (1)	772	32,192
Ameriprise Financial, Inc.	1,401	206,872
Ameris Bancorp	13,700	626,090
AmTrust Financial Services, Inc.	5,071	73,631
Arch Capital Group Ltd. (1)	3,696	110,178
Argo Group International Holdings Ltd.	206,370	13,011,629
Arthur J. Gallagher & Co.	363,000	27,021,720
Artisan Partners Asset Management, Inc.	15,586	504,986
Ashford, Inc. (1)	259	19,650
Atlantic Capital Bancshares, Inc. (1)	6,002	100,534
Axis Capital Holdings Ltd.	506	29,201
Axos Financial, Inc. (1)	19,767	679,787
BancFirst Corp.	1,454	87,167
Bank of NT Butterfield & Son Ltd.	17,648	915,225
Bankwell Financial Group, Inc.	275	8,624
Blucora, Inc. (1)	11,011	443,193
Blue Hills Bancorp, Inc.	3,377	81,386
BOK Financial Corp.	377	36,675
BrightSphere Investment Group Plc	22,763	282,261
Brown & Brown, Inc.	769	22,739
Bryn Mawr Bank Corp.	70,688	3,315,267
BSB Bancorp, Inc. (1)	552	17,995
Cadence Bancorp	7,858	205,251
Cambridge Bancorp	327	29,427
Camden National Corp.	57,050	2,478,252
Capstar Financial Holdings, Inc.	619	10,337
Carolina Financial Corp.	4,690	176,907
CBOE Holdings, Inc.	6,305	605,028
Central Pacific Financial Corp.	156,511	4,136,586
City Holding Co.	476	36,557
Civista Bancshares, Inc.	1,033	24,885
CNB Financial Corporation, Inc.	342	9,870
Cohen & Steers, Inc.	162,684	6,606,597
Columbia Banking System, Inc.	342,136	13,264,613
Comerica, Inc.	622	56,104
Commerce Bancshares, Inc.	188,000	12,411,760
Community Bank System, Inc.	140,119	8,557,067
ConnectOne Bancorp, Inc.	2,630	62,463
Cowen, Inc. (1)	4,430	72,209
Credit Acceptance Corp. (1)	627	274,670
Cullen/Frost Bankers, Inc.	153,000	15,979,320
Curo Group Holdings Corp. (1)	3,803	114,965
Customers Bancorp, Inc. (1)	3,069	72,214
Diamond Hill Investment Group, Inc.	1,086	179,614
Discover Financial Services	9,570	731,627
Donnelley Financial Solutions, Inc. (1)	5,234	93,793
E*TRADE Financial Corp. (1)	3,592	188,185
Eagle Bancorp, Inc. (1)	8,252	417,551
East West Bancorp, Inc.	632	38,154
Eaton Vance Corp.	7,071	371,652
Elevate Credit, Inc. (1)	6,539	52,704
Enova International, Inc. (1)	10,847	312,394
Enterprise Bancorp, Inc.	265	9,113
Enterprise Financial Services Corp.	2,545	135,012
Equity Bancshares, Inc. (1)	1,359	53,354
Erie Indemnity Co.	1,133	144,492
Esquire Financial Holdings, Inc. (1)	626	15,625
Essent Group Ltd. (1)	15,784	698,442
Evercore Partners, Inc.	98,686	9,922,877
Everest Re Group Ltd.	141,481	32,324,164
Farmers & Merchants Bancorp, Inc.	2,618	111,501
FB Financial Corp.	2,510	98,342
FCB Financial Holdings, Inc. (1)	11,960	566,904
Federal Agricultural Mortgage Corp.	901	65,034
Federated Investors, Inc.	23,015	555,122
FedNat Holding Co.	1,993	50,782
First Connecticut Bancorp, Inc.	877	25,915
First Financial Bankshares, Inc.	21,049	1,243,996
First Financial Northwest, Inc.	301	4,988
First Foundation, Inc. (1)	4,018	62,761
First Republic Bank	176,720	16,965,120
FirstCash, Inc.	49,148	4,030,136
Focus Financial Partners, Inc. (1)	3,635	172,517
FS Bancorp, Inc.	562	31,315
GAMCO Investors, Inc.	482	11,288
German American Bancorp, Inc.	1,619	57,118
Glacier Bancorp, Inc.	4,287	184,727
Global Indemnity Ltd.	576	21,715
Granite Point Mortgage Trust, Inc.	2,556	49,280
Great Western Bancorp, Inc.	241,821	10,202,428
Green Bancorp, Inc.	1,607	35,515
Green Dot Corp. (1)	60,793	5,399,634
Greene County Bancorp, Inc.	938	30,110
Greenhill & Co, Inc.	5,635	148,482
Guaranty Bancorp	6,699	198,960
Hamilton Lane, Inc.	4,816	213,253
Hanmi Financial Corp.	1,216	30,278
HarborOne Bancorp, Inc. (1)	2,411	46,098
Health Insurance Innovations, Inc. (1)	4,154	256,094
Heritage Commerce Corp.	11,543	172,222
Heritage Insurance Holdings, Inc.	823	12,197
Hingham Institution for Savings	217	47,699
Home Bancshares, Inc.	11,869	259,931
HomeTrust Bancshares, Inc. (1)	1,559	45,445
Houlihan Lokey, Inc.	10,805	485,469
Howard Bancorp, Inc. (1)	1,010	17,877
Independent Bank Corp. MA	950	78,470
Independent Bank Corp. MI	2,030	48,010
Independent Bank Group, Inc.	1,776	117,749
Interactive Brokers Group, Inc.	4,095	226,494
Investar Holding Corp.	661	17,748
Investment Technology Group, Inc.	1,446	31,320
Investors Title Co.	86	14,439
James River Group Holdings Ltd.	4,087	174,188
Kearny Financial Corp.	10,481	145,162
Kemper Corp.	9,849	792,352
Kingstone Cos, Inc.	827	15,713
Kinsale Capital Group, Inc.	6,476	413,557
Ladenburg Thalmann Financial Services, Inc.	29,994	80,984
Lakeland Financial Corp.	5,870	272,838
Lazard Ltd.	245,588	11,820,150
LegacyTexas Financial Group, Inc.	6,182	263,353
LendingTree, Inc. (1)	2,591	596,189
Live Oak Bancshares, Inc.	4,395	117,786
LPL Financial Holdings, Inc.	5,334	344,096
Macatawa Bank Corp.	873	10,223
Malvern Bancorp, Inc. (1)	416	9,963
Markel Corp. (1)	74	87,948
MarketAxess Holdings, Inc.	25,459	4,544,177
Marlin Business Services Corp.	843	24,321
MB Financial, Inc.	2,208	101,811
MBIA, Inc. (1)	2,873	30,712
Merchants Bancorp	1,518	38,588
Meridian Bancorp, Inc.	2,615	44,455
Meta Financial Group, Inc.	3,013	249,024
Midland States Bancorp, Inc.	3,622	116,266
Moelis & Co.	14,453	792,024
Moody's Corp.	10,161	1,698,919
MSCI, Inc.	5,310	942,047
National Bank Holdings Corp.	3,097	116,602
National Commerce Corp. (1)	2,526	104,324
National General Holdings Corp.	12,465	334,561
Navigators Group, Inc.	689	47,610
NMI Holdings, Inc. (1)	16,788	380,248
Northern Trust Corp.	278,615	28,454,950
Old Line Bancshares, Inc.	583	18,446
On Deck Capital, Inc. (1)	14,404	109,038
OneMain Holdings, Inc. (1)	320	10,755
Origin Bancorp, Inc.	2,048	77,107
Pacific City Financial Corp.	466	9,012
Pacific Premier Bancorp, Inc. (1)	4,934	183,545
PCSB Financial Corp.	580	11,797
People's Utah Bancorp	5,048	171,380
Pinnacle Financial Partners, Inc.	1,988	119,578
Piper Jaffray Cos.	265	20,233
PJT Partners, Inc.	6,056	317,032
PRA Group, Inc. (1)	223,309	8,039,124
Preferred Bank Los Angeles	4,507	263,660
Primerica, Inc.	12,733	1,534,963
Prosperity Bancshares, Inc.	188,000	13,037,800
Pzena Investment Management, Inc.	5,781	55,151
Raymond James Financial, Inc.	2,334	214,845
Regional Management Corp. (1)	1,549	44,658
Reliant Bancorp, Inc.	377	9,640
RenaissanceRe Holdings Ltd.	204	27,250
Republic First Bancorp, Inc. (1)	2,760	19,734
RLI Corp.	10,835	851,414
Santander Consumer USA Holdings, Inc.	886	17,755
Seacoast Banking Corp. of Florida (1)	2,583	75,424
SEI Investments Co.	8,116	495,888
ServisFirst Bancshares, Inc.	15,092	590,852
Siebert Financial Corp. (1)	2,140	31,351
Signature Bank	2,045	234,848
Silvercrest Asset Management Group, Inc.	2,844	39,389
South State Corp.	139,509	11,439,738
Southern First Bancshares, Inc. (1)	244	9,589
Southern Missouri Bancorp, Inc.	156	5,814
State Bank Financial Corp.	4,440	133,999
Sterling Bancorp Inc.	4,574	51,732
Stewart Information Services Corp.	401	18,049
Stock Yards Bancorp, Inc.	1,599	58,044
SVB Financial Group (1)	47,188	14,667,446
Synchrony Financial	15,767	490,038
Synovus Financial Corp.	582	26,650
T. Rowe Price Group, Inc.	13,386	1,461,483
Texas Capital Bancshares, Inc. (1)	1,924	159,019
The Progressive Corp.	334,730	23,779,219
Tompkins Financial Corp.	306	24,844
TriCo Bancshares	506	19,542
TriState Capital Holdings, Inc. (1)	1,996	55,090
Triumph Bancorp, Inc. (1)	7,767	296,699
Trupanion, Inc. (1)	8,302	296,630
UMB Financial Corp.	93,647	6,639,572
Union Bankshares, Inc.	1,214	64,524
United Community Banks, Inc.	2,341	65,291
United Insurance Holdings Corp.	5,258	117,674
Universal Insurance Holdings, Inc.	10,257	497,977
Value Line, Inc.	389	9,686
Veritex Holdings, Inc. (1)	2,199	62,144
Virtu Financial, Inc.	2,426	49,612
Virtus Investment Partners, Inc.	384	43,680
Voya Financial, Inc.	693	34,421
Walker & Dunlop, Inc.	1,167	61,711
Washington Trust Bancorp, Inc.	1,466	81,070
Waterstone Financial, Inc.	821	14,080
West Bancorporation, Inc.	1,299	30,527
Western Alliance Bancorp (1)	3,562	202,642
Westwood Holdings Group, Inc.	2,726	141,043
WisdomTree Investments, Inc.	37,977	322,045
WSFS Financial Corp.	2,576	121,458
		361,558,325
Healthcare - 20.15%
AAC Holdings, Inc. (1)	77,960	594,835
Abeona Therapeutics, Inc. (1)	8,945	114,496
ABIOMED, Inc. (1)	17,126	7,702,418
Acadia Healthcare Co., Inc. (1)	82,815	2,915,088
ACADIA Pharmaceuticals, Inc. (1)	31,742	658,964
Accelerate Diagnostics, Inc. (1)	8,351	191,655
Acceleron Pharma, Inc. (1)	10,478	599,656
Accuray, Inc. (1)	27,232	122,544
Achaogen, Inc. (1)	8,882	35,439
Aclaris Therapeutics, Inc. (1)	7,089	102,932
Acorda Therapeutics, Inc. (1)	1,893	37,197
Adamas Pharmaceuticals, Inc. (1)	3,560	71,271
Addus HomeCare Corp. (1)	3,062	214,799
ADMA Biologics, Inc. (1)	5,890	36,577
Aduro Biotech, Inc. (1)	20,389	149,859
Adverum Biotechnologies, Inc. (1)	1,829	11,065
Aeglea BioTherapeutics, Inc. (1)	5,136	49,152
Aerie Pharmaceuticals, Inc. (1)	11,461	705,425
Agenus, Inc. (1)	25,443	54,448
Agios Pharmaceuticals, Inc. (1)	2,851	219,869
Aimmune Therapeutics, Inc. (1)	14,097	384,566
Akcea Therapeutics, Inc. (1)	4,044	141,621
Akebia Therapeutics, Inc. (1)	13,734	121,271
Akorn, Inc. (1)	3,874	50,285
Albireo Pharma, Inc. (1)	651	21,457
Alder Biopharmaceuticals, Inc. (1)	15,281	254,429
Aldeyra Therapeutics, Inc. (1)	4,992	68,890
Alexion Pharmaceuticals, Inc. (1)	154,987	21,544,743
Align Technology, Inc. (1)	10,796	4,223,611
Alkermes Plc (1)	9,392	398,596
Allakos, Inc. (1)	2,255	101,452
Allena Pharmaceuticals, Inc. (1)	3,656	39,265
Allscripts Healthcare Solutions, Inc. (1)	6,944	98,952
Alnylam Pharmaceuticals, Inc. (1)	4,826	422,372
Amedisys, Inc. (1)	8,647	1,080,529
American Renal Associates Holdings, Inc. (1)	3,689	79,867
AmerisourceBergen Corp.	215,779	19,899,139
Amicus Therapeutics, Inc. (1)	61,350	741,721
AMN Healthcare Services, Inc. (1)	15,266	835,050
Amneal Pharmaceuticals, Inc. (1)	27,974	620,743
Amphastar Pharmaceuticals, Inc. (1)	4,509	86,753
Ampio Pharmaceuticals, Inc. (1)	24,837	12,617
AnaptysBio, Inc. (1)	6,036	602,212
ANI Pharmaceuticals, Inc. (1)	2,588	146,326
Antares Pharma, Inc. (1)	46,527	156,331
Apellis Pharmaceuticals, Inc. (1)	11,717	208,328
Apollo Medical Holdings, Inc. (1)	1,095	24,167
Aptinyx, Inc. (1)	3,617	104,748
Aquestive Therapeutics, Inc. (1)	1,359	23,796
Aratana Therapeutics, Inc. (1)	7,201	42,054
Arbutus Biopharma Corp. (1)	2,966	28,029
Arcus Biosciences, Inc. (1)	2,187	30,487
Arena Pharmaceuticals, Inc. (1)	12,986	597,616
ArQule, Inc. (1)	31,885	180,469
Array BioPharma, Inc. (1)	66,013	1,003,398
Arrowhead Pharmaceuticals, Inc. (1)	28,333	543,144
Arsanis, Inc. (1)	1,627	2,636
Assembly Biosciences, Inc. (1)	6,820	253,295
Assertio Therapeutics, Inc. (1)	16,508	97,067
Atara Biotherapeutics, Inc. (1)	13,574	561,285
Athenahealth, Inc. (1)	23,217	3,101,791
Athenex, Inc. (1)	14,298	222,191
Athersys, Inc. (1)	34,177	71,772
AtriCure, Inc. (1)	10,870	380,776
Atrion Corp.	461	320,303
Audentes Therapeutics, Inc. (1)	9,569	378,837
AVEO Pharmaceuticals, Inc. (1)	18,887	62,516
Avid Bioservices, Inc. (1)	15,914	109,170
Avrobio, Inc. (1)	1,656	85,897
AxoGen, Inc. (1)	10,859	400,154
Bellicum Pharmaceuticals, Inc. (1)	8,687	53,512
BioCryst Pharmaceuticals, Inc. (1)	30,144	229,999
Biohaven Pharmaceutical Holding Co. Ltd. (1)	9,214	345,986
BioMarin Pharmaceutical, Inc. (1)	235,331	22,820,047
BioScrip, Inc. (1)	3,639	11,281
BioSpecifics Technologies Corp. (1)	1,858	108,674
Bio-Techne Corp.	152,016	31,027,986
BioTelemetry, Inc. (1)	47,676	3,072,718
BioTime, Inc. (1)	7,638	17,949
Bluebird Bio, Inc. (1)	2,268	331,128
Blueprint Medicines Corp. (1)	13,383	1,044,677
Bruker Corp.	2,537	84,863
Calyxt, Inc. (1)	1,627	24,844
Cambrex Corp. (1)	4,570	312,588
Cantel Medical Corp.	84,327	7,763,144
Capital Senior Living Corp. (1)	7,886	74,444
Cara Therapeutics, Inc. (1)	9,162	219,430
Cardiovascular Systems, Inc. (1)	10,594	414,649
CareDx, Inc. (1)	10,172	293,462
CASI Pharmaceuticals, Inc. (1)	14,249	66,543
Castlight Health, Inc. (1)	23,072	62,294
Catalent, Inc. (1)	652,609	29,726,340
Catalyst Pharmaceuticals, Inc. (1)	30,566	115,539
Celcuity, Inc. (1)	1,823	52,429
Cellular Biomedicine Group, Inc. (1)	2,819	51,165
Centene Corp. (1)	10,912	1,579,839
Cerner Corp. (1)	63,564	4,094,157
Cerus Corp. (1)	36,900	266,049
Charles River Laboratories International, Inc. (1)	2,064	277,691
Chemed Corp.	938	299,766
ChemoCentryx, Inc. (1)	7,032	88,884
ChromaDex Corp. (1)	12,044	51,669
Civitas Solutions, Inc. (1)	3,753	55,357
Clearside Biomedical, Inc. (1)	8,852	54,440
Clovis Oncology, Inc. (1)	15,293	449,155
Codexis, Inc. (1)	16,428	281,740
Cohbar, Inc. (1)	7,030	30,299
Coherus Biosciences, Inc. (1)	16,308	269,082
Collegium Pharmaceutical, Inc. (1)	9,722	143,302
Computer Programs & Systems, Inc.	1,994	53,539
CONMED Corp.	3,053	241,859
Corbus Pharmaceuticals Holdings, Inc. (1)	15,874	119,849
Corcept Therapeutics, Inc. (1)	31,830	446,257
Corium International, Inc. (1)	7,613	72,400
CorVel Corp. (1)	2,959	178,280
Corvus Pharmaceuticals, Inc. (1)	3,941	33,814
Crinetics Pharmaceuticals, Inc. (1)	1,904	54,550
CryoLife, Inc. (1)	7,741	272,483
CryoPort, Inc. (1)	7,887	101,032
CTI BioPharma Corp. (1)	16,045	34,657
Cue Biopharma, Inc. (1)	5,579	50,490
Cutera, Inc. (1)	4,308	140,225
Cymabay Therapeutics, Inc. (1)	14,435	159,940
Cytokinetics, Inc. (1)	13,509	133,064
CytomX Therapeutics, Inc. (1)	14,439	267,121
CytoSorbents Corp. (1)	9,680	124,872
DaVita, Inc. (1)	4,139	296,477
Deciphera Pharmaceuticals, Inc. (1)	2,857	110,623
Denali Therapeutics, Inc. (1)	14,769	321,078
Dentsply Sirona, Inc.	414,000	15,624,360
Dermira, Inc. (1)	11,049	120,434
DexCom, Inc. (1)	41,847	5,985,795
Dicerna Pharmaceuticals, Inc. (1)	14,745	225,009
Dova Pharmaceuticals, Inc. (1)	3,699	77,568
Durect Corp. (1)	49,629	54,592
Dynavax Technologies Corp. (1)	17,901	221,972
Eagle Pharmaceuticals, Inc. (1)	3,365	233,295
Editas Medicine, Inc. (1)	14,913	474,532
Edwards Lifesciences Corp. (1)	122,796	21,378,784
Eidos Therapeutics, Inc. (1)	1,994	19,900
ElectroCore LLC (1)	1,852	25,928
Eloxx Pharmaceuticals, Inc. (1)	6,909	117,729
Emergent BioSolutions, Inc. (1)	14,423	949,466
Enanta Pharmaceuticals, Inc. (1)	5,381	459,860
Encompass Health Corp.	5,939	462,945
Endo International Plc (1)	4,509	75,886
Endocyte, Inc. (1)	19,273	342,288
Endologix, Inc. (1)	26,589	50,785
Ensign Group, Inc.	15,960	605,203
Envision Healthcare Corp. (1)	1,389	63,519
Enzo Biochem, Inc. (1)	14,800	60,976
Epizyme, Inc. (1)	12,053	127,762
Esperion Therapeutics, Inc. (1)	7,421	329,270
Evelo Biosciences, Inc. (1)	1,690	20,584
Evolent Health, Inc. (1)	4,974	141,262
Evolus, Inc. (1)	2,975	55,394
Exact Sciences Corp. (1)	7,298	575,958
Exelixis, Inc. (1)	100,841	1,786,903
Fate Therapeutics, Inc. (1)	16,468	268,264
Fennec Pharmaceuticals, Inc. (1)	3,523	28,889
FibroGen, Inc. (1)	24,199	1,470,089
Flexion Therapeutics, Inc. (1)	10,879	203,546
Fluidigm Corp. (1)	8,505	63,702
FONAR Corp. (1)	402	10,010
Fortress Biotech, Inc. (1)	10,002	16,003
Forty Seven, Inc. (1)	2,243	33,466
G1 Therapeutics, Inc. (1)	6,748	352,853
Genesis Healthcare, Inc. (1)	18,382	24,816
GenMark Diagnostics, Inc. (1)	16,735	123,002
Genomic Health, Inc. (1)	6,721	471,949
Geron Corp. (1)	54,745	96,351
Glaukos Corp. (1)	10,759	698,259
Global Blood Therapeutics, Inc. (1)	16,174	614,612
Globus Medical, Inc. (1)	151,003	8,570,930
GlycoMimetics, Inc. (1)	10,853	156,283
GTx, Inc. (1)	1,452	2,280
Haemonetics Corp. (1)	16,818	1,927,006
Halozyme Therapeutics, Inc. (1)	40,437	734,740
HealthEquity, Inc. (1)	74,268	7,011,642
HealthStream, Inc.	8,420	261,104
Helius Medical Technologies, Inc. (1)	5,383	52,700
Henry Schein, Inc. (1)	124,396	10,577,392
Heron Therapeutics, Inc. (1)	22,294	705,605
Heska Corp. (1)	2,140	242,483
Hill-Rom Holdings, Inc.	2,620	247,328
HMS Holdings Corp. (1)	129,575	4,251,356
Hologic, Inc. (1)	82,505	3,381,055
Homology Medicines, Inc. (1)	3,278	74,935
Horizon Pharma Plc (1)	53,557	1,048,646
ICON Plc (1)	39,102	6,011,933
ICU Medical, Inc. (1)	28,739	8,125,952
Idera Pharmaceuticals, Inc. (1)	6,060	53,995
IDEXX Laboratories, Inc. (1)	100,984	25,211,665
Illumina, Inc. (1)	67,468	24,764,804
Immune Design Corp. (1)	546	1,884
ImmunoGen, Inc. (1)	46,498	440,336
Immunomedics, Inc. (1)	41,698	868,569
Incyte Corp. (1)	105,291	7,273,502
Innovate Biopharmaceuticals, Inc. (1)	5,815	39,716
Innoviva, Inc. (1)	22,435	341,909
Inogen, Inc. (1)	5,703	1,392,216
Inovalon Holdings, Inc. (1)	22,458	225,703
Inovio Pharmaceuticals, Inc. (1)	26,849	149,280
Insmed, Inc. (1)	24,596	497,331
Inspire Medical Systems, Inc. (1)	2,456	103,348
Insulet Corp. (1)	3,540	375,063
Insys Therapeutics, Inc. (1)	8,551	86,194
Integer Holdings Corp. (1)	7,464	619,139
Integra LifeSciences Holdings Corp. (1)	680,337	44,813,798
Intellia Therapeutics, Inc. (1)	10,767	308,152
Intercept Pharmaceuticals, Inc. (1)	7,147	903,095
Intersect ENT, Inc. (1)	9,600	276,000
Intra-Cellular Therapies, Inc. (1)	7,189	156,001
Intrexon Corp. (1)	23,918	411,868
IntriCon Corp. (1)	2,331	131,002
Intuitive Surgical, Inc. (1)	9,485	5,444,390
InVitae Corp. (1)	21,256	355,613
Ionis Pharmaceuticals, Inc. (1)	7,643	394,226
Iovance Biotherapeutics, Inc. (1)	26,686	300,217
iRadimed Corp. (1)	1,095	40,679
iRhythm Technologies, Inc. (1)	7,756	734,183
Ironwood Pharmaceuticals, Inc. (1)	44,793	826,879
Jazz Pharmaceuticals Plc (1)	3,298	554,493
Jounce Therapeutics, Inc. (1)	5,493	35,704
K2M Group Holdings, Inc. (1)	13,460	368,400
Kadmon Holdings, Inc. (1)	32,493	108,527
Kala Pharmaceuticals, Inc. (1)	3,838	37,881
Karyopharm Therapeutics, Inc. (1)	14,137	240,753
Keryx Biopharmaceuticals, Inc. (1)	31,931	108,565
Kezar Life Sciences, Inc. (1)	1,421	30,424
Kindred Biosciences, Inc. (1)	10,128	141,286
Kiniksa Pharmaceuticals Ltd. (1)	1,833	46,742
Kura Oncology, Inc. (1)	9,173	160,527
La Jolla Pharmaceutical Co. (1)	6,982	140,548
Laboratory Corp. of America Holdings (1)	118,366	20,557,807
Lantheus Holdings, Inc. (1)	10,988	164,271
LeMaitre Vascular, Inc.	5,072	196,489
Lexicon Pharmaceuticals, Inc. (1)	13,797	147,214
LHC Group, Inc. (1)	9,534	981,907
Ligand Pharmaceuticals, Inc. (1)	37,799	10,375,448
Liquidia Technologies, Inc. (1)	1,247	34,205
LivaNova Plc (1)	12,457	1,544,294
Loxo Oncology, Inc. (1)	8,699	1,486,050
Luminex Corp.	5,688	172,403
MacroGenics, Inc. (1)	12,720	272,717
Madrigal Pharmaceuticals, Inc. (1)	2,245	480,722
Magenta Therapeutics, Inc. (1)	1,130	13,571
MannKind Corp. (1)	44,391	81,236
Marinus Pharmaceuticals, Inc. (1)	11,490	114,900
Masimo Corp. (1)	110,184	13,722,315
Medicines Co. (1)	20,700	619,137
MediciNova, Inc. (1)	12,384	154,676
Medidata Solutions, Inc. (1)	328,199	24,060,269
Medpace Holdings, Inc. (1)	7,036	421,527
MeiraGTx Holdings Plc (1)	1,070	14,552
Meridian Bioscience, Inc.	11,715	174,553
Merit Medical Systems, Inc. (1)	166,642	10,240,151
Mersana Therapeutics, Inc. (1)	3,940	39,400
Mettler-Toledo International, Inc. (1)	46,179	28,122,087
MiMedx Group, Inc. (1)	33,208	205,225
Minerva Neurosciences, Inc. (1)	8,259	103,650
Miragen Therapeutics, Inc. (1)	6,763	37,738
Mirati Therapeutics, Inc. (1)	6,526	307,375
Molina Healthcare, Inc. (1)	3,165	470,635
Momenta Pharmaceuticals, Inc. (1)	24,775	651,582
Mustang Bio, Inc. (1)	4,998	29,738
MyoKardia, Inc. (1)	11,005	717,526
Myriad Genetics, Inc. (1)	18,872	868,112
NanoString Technologies, Inc. (1)	7,411	132,138
NantHealth, Inc. (1)	3,540	5,558
Natera, Inc. (1)	10,450	250,173
National Research Corp.	3,222	124,369
Natus Medical, Inc. (1)	88,779	3,164,971
Nektar Therapeutics (1)	9,533	581,132
Neogen Corp. (1)	87,020	6,224,541
NeoGenomics, Inc. (1)	20,606	316,302
Neon Therapeutics, Inc. (1)	1,761	15,039
Neos Therapeutics, Inc. (1)	8,306	40,284
Neurocrine Biosciences, Inc. (1)	5,426	667,127
Neuronetics, Inc. (1)	1,903	61,010
Nevro Corp. (1)	9,486	540,702
NewLink Genetics Corp. (1)	713	1,704
NextGen Healthcare, Inc. (1)	10,781	216,482
Novavax, Inc. (1)	44,848	84,314
Novocure Ltd. (1)	23,814	1,247,854
NuVasive, Inc. (1)	433,704	30,784,310
Nuvectra Corp. (1)	4,393	96,558
NxStage Medical, Inc. (1)	21,055	587,224
Nymox Pharmaceutical Corp. (1)	2,679	6,590
Ocular Therapeutix, Inc. (1)	10,229	70,376
Odonate Therapeutics, Inc. (1)	2,139	41,518
Omeros Corp. (1)	14,857	362,659
Omnicell, Inc. (1)	166,545	11,974,585
Optinose, Inc. (1)	6,246	77,638
OraSure Technologies, Inc. (1)	18,493	285,717
Organovo Holdings, Inc. (1)	36,884	42,417
Orthofix Medical, Inc. (1)	4,270	246,849
OrthoPediatrics Corp. (1)	2,173	79,619
Ovid therapeutics, Inc. (1)	3,545	20,100
Oxford Immunotec Global Plc (1)	8,013	130,051
Pacific Biosciences of California, Inc. (1)	39,083	211,439
Pacira Pharmaceuticals, Inc. (1)	110,101	5,411,464
Palatin Technologies, Inc. (1)	64,954	64,792
Paratek Pharmaceuticals, Inc. (1)	10,008	97,078
Penumbra, Inc. (1)	22,497	3,367,801
PetIQ, Inc. (1)	3,425	134,637
Pfenex, Inc. (1)	8,687	44,391
Phibro Animal Health Corp.	6,139	263,363
Pieris Pharmaceuticals, Inc. (1)	16,441	92,070
PolarityTE, Inc. (1)	2,746	52,449
Portola Pharmaceuticals, Inc. (1)	19,595	521,815
PRA Health Sciences, Inc. (1)	33,086	3,645,746
Premier, Inc. (1)	993	45,460
Prestige Consumer Healthcare, Inc. (1)	168,805	6,396,021
Progenics Pharmaceuticals, Inc. (1)	27,552	172,751
Proteostasis Therapeutics, Inc. (1)	6,584	15,867
PTC Therapeutics, Inc. (1)	14,613	686,811
Pulse Biosciences, Inc. (1)	3,359	47,664
Puma Biotechnology, Inc. (1)	9,342	428,331
Quanterix Corp. (1)	2,795	59,869
Quidel Corp. (1)	11,057	720,585
Quorum Health Corp. (1)	8,921	52,277
R1 RCM, Inc. (1)	30,591	310,805
Ra Pharmaceuticals, Inc. (1)	365	6,603
Radius Health, Inc. (1)	13,217	235,263
RadNet, Inc. (1)	12,710	191,285
Reata Pharmaceuticals, Inc. (1)	6,051	494,730
Recro Pharma, Inc. (1)	5,482	38,977
REGENXBIO, Inc. (1)	10,240	773,120
Repligen Corp. (1)	78,338	4,344,625
Replimune Group, Inc. (1)	2,052	33,037
ResMed, Inc.	49,324	5,689,030
resTORbio, Inc. (1)	252	3,815
Retrophin, Inc. (1)	13,049	374,898
Revance Therapeutics, Inc. (1)	10,674	265,249
Rhythm Pharmaceuticals, Inc. (1)	4,948	144,333
Rigel Pharmaceuticals, Inc. (1)	47,844	153,579
Rocket Pharmaceuticals, Inc. (1)	6,705	165,077
Rockwell Medical, Inc. (1)	14,481	61,110
RTI Surgical, Inc. (1)	2,499	11,245
Rubius Therapeutics, Inc. (1)	3,314	79,536
SAGE Therapeutics, Inc. (1)	2,776	392,110
Sangamo Therapeutics, Inc. (1)	32,589	552,384
Sarepta Therapeutics, Inc. (1)	3,820	616,968
Savara, Inc. (1)	9,331	104,134
Scholar Rock Holding Corp. (1)	1,734	44,650
Seattle Genetics, Inc. (1)	6,536	504,056
Select Medical Holdings Corp. (1)	34,908	642,307
Selecta Biosciences, Inc. (1)	5,693	88,526
Senseonics Holdings, Inc. (1)	27,720	132,224
Seres Therapeutics, Inc. (1)	6,650	50,474
Sienna Biopharmaceuticals, Inc. (1)	4,875	72,248
Sientra, Inc. (1)	7,450	177,906
SIGA Technologies, Inc. (1)	16,570	114,167
Simulations Plus, Inc.	3,648	73,690
Solid Biosciences, Inc. (1)	3,952	186,455
Sorrento Therapeutics, Inc. (1)	35,450	155,980
Spark Therapeutics, Inc. (1)	10,187	555,701
Spectrum Pharmaceuticals, Inc. (1)	30,018	504,302
Spero Therapeutics, Inc. (1)	178	1,871
Spring Bank Pharmaceuticals, Inc. (1)	4,541	54,719
STAAR Surgical Co. (1)	14,218	682,464
Stemline Therapeutics, Inc. (1)	8,873	147,292
Supernus Pharmaceuticals, Inc. (1)	15,790	795,027
Surface Oncology, Inc. (1)	2,305	25,217
Surgery Partners, Inc. (1)	626	10,329
SurModics, Inc. (1)	4,176	311,738
Syndax Pharmaceuticals, Inc. (1)	1,685	13,615
Syneos Health, Inc. (1)	358,801	18,496,192
Synergy Pharmaceuticals, Inc. (1)	80,121	136,206
Syros Pharmaceuticals, Inc. (1)	7,754	92,350
T2 Biosystems, Inc. (1)	10,125	75,431
Tabula Rasa HealthCare, Inc. (1)	5,596	454,339
Tactile Systems Technology, Inc. (1)	5,694	404,559
Tandem Diabetes Care, Inc. (1)	16,490	706,432
Teladoc Health, Inc. (1)	21,678	1,871,895
Teleflex, Inc.	527	140,229
Teligent, Inc. (1)	14,020	55,379
Tenet Healthcare Corp. (1)	27,069	770,384
TESARO, Inc. (1)	2,351	91,713
TG Therapeutics, Inc. (1)	20,441	114,470
The Cooper Companies, Inc.	75,469	20,916,233
The Providence Service Corp. (1)	3,626	243,957
TherapeuticsMD, Inc. (1)	59,260	388,746
Theravance Biopharma, Inc. (1)	14,060	459,340
Tivity Health, Inc. (1)	12,972	417,050
Tocagen, Inc. (1)	4,995	77,872
TransEnterix, Inc. (1)	51,468	298,514
Translate Bio, Inc. (1)	2,740	27,400
Tricida, Inc. (1)	3,180	97,149
Tyme Technologies, Inc. (1)	13,144	36,540
Ultragenyx Pharmaceutical, Inc. (1)	15,230	1,162,658
UNITY Biotechnology, Inc. (1)	1,580	25,738
Universal Health Services, Inc.	111,887	14,303,634
Unum Therapeutics, Inc. (1)	1,125	11,588
U.S. Physical Therapy, Inc.	4,045	479,737
Utah Medical Products, Inc.	978	92,128
Vanda Pharmaceuticals, Inc. (1)	16,694	383,127
Varex Imaging Corp. (1)	12,321	353,120
Varian Medical Systems, Inc. (1)	102,049	11,422,345
Veeva Systems, Inc. (1)	227,311	24,747,349
Veracyte, Inc. (1)	9,303	88,844
Verastem, Inc. (1)	22,288	161,588
Vericel Corp. (1)	13,923	197,010
Verrica Pharmaceuticals, Inc. (1)	1,630	26,487
ViewRay, Inc. (1)	19,539	182,885
Viking Therapeutics, Inc. (1)	16,785	292,395
Vital Therapies, Inc. (1)	9,598	2,643
Vocera Communications, Inc. (1)	9,477	346,669
Voyager Therapeutics, Inc. (1)	6,791	128,486
Waters Corp. (1)	143,327	27,902,900
WaVe Life Sciences Ltd. (1)	5,675	283,750
WellCare Health Plans, Inc. (1)	2,830	906,987
West Pharmaceutical Services, Inc.	84,046	10,377,160
Wright Medical Group NV (1)	40,294	1,169,332
Xencor, Inc. (1)	14,940	582,212
Xeris Pharmaceuticals, Inc. (1)	1,815	31,908
XOMA Corp. (1)	882	15,497
Zafgen, Inc. (1)	9,227	107,864
ZIOPHARM Oncology, Inc. (1)	42,438	135,802
Zogenix, Inc. (1)	10,185	505,176
Zomedica Pharmaceuticals Corp. (1)	11,599	21,690
		774,879,925
Industrials - 14.96%
A.O. Smith Corp.	214,049	11,423,795
AAON, Inc.	182,917	6,914,263
Actuant Corp.	9,757	272,220
Advanced Disposal Services, Inc. (1)	172,836	4,680,399
Advanced Drainage Systems, Inc.	11,731	362,488
Aerojet Rocketdyne Holdings, Inc. (1)	22,561	766,848
AeroVironment, Inc. (1)	6,833	766,458
Air Lease Corp.	446	20,463
Air Transport Services Group, Inc. (1)	18,974	407,372
Alamo Group, Inc.	2,686	246,064
Alaska Air Group, Inc.	199,003	13,703,347
Albany International Corp.	9,296	739,032
Allegiant Travel Co.	4,174	529,263
Allegion Plc	4,765	431,566
Allied Motion Technologies, Inc.	2,218	120,726
Allison Transmission Holdings, Inc.	6,983	363,186
Altra Industrial Motion Corp.	13,940	575,722
American Woodmark Corp. (1)	4,594	360,399
AMETEK, Inc.	253,690	20,071,953
Apogee Enterprises, Inc.	7,677	317,214
Applied Industrial Technologies, Inc.	12,341	965,683
ArcBest Corp.	968	46,996
Armstrong Flooring, Inc. (1)	757	13,702
Armstrong World Industries, Inc. (1)	2,712	188,755
ASGN, Inc. (1)	16,410	1,295,241
Astec Industries, Inc.	3,576	180,266
Astronics Corp. (1)	6,881	299,324
Atkore International Group, Inc. (1)	12,706	337,090
Avis Budget Group, Inc. (1)	21,595	694,063
Axon Enterprise, Inc. (1)	68,718	4,702,373
AZZ, Inc.	2,682	135,441
Barnes Group, Inc.	2,044	145,185
Barrett Business Services, Inc.	2,298	153,460
Beacon Roofing Supply, Inc. (1)	276,995	10,024,449
BG Staffing, Inc.	2,363	64,274
Blue Bird Corp. (1)	2,308	56,546
BlueLinx Holdings, Inc. (1)	2,818	88,739
BMC Stock Holdings, Inc. (1)	913	17,027
BrightView Holdings, Inc. (1)	4,488	72,032
Builders FirstSource, Inc. (1)	36,971	542,734
BWX Technologies, Inc.	6,045	378,054
C.H. Robinson Worldwide, Inc.	8,416	824,095
CAI International, Inc. (1)	2,622	59,965
Casella Waste Systems, Inc. (1)	2,534	78,706
Chart Industries, Inc. (1)	4,347	340,501
Cimpress (1)	7,131	974,166
Cintas Corp.	5,321	1,052,547
Columbus Mckinnon Corp.	4,481	177,179
Comfort Systems USA, Inc.	11,851	668,396
Commercial Vehicle Group, Inc. (1)	9,573	87,689
Continental Building Products, Inc. (1)	12,087	453,867
Copart, Inc. (1)	209,424	10,791,619
CoStar Group, Inc. (1)	48,521	20,419,578
Covanta Holding Corp.	38,174	620,328
CRA International, Inc.	686	34,451
CSW Industrials, Inc. (1)	5,039	270,594
Cubic Corp.	6,012	439,177
Cummins, Inc.	3,360	490,795
Curtiss-Wright Corp.	201	27,621
Deluxe Corp.	15,478	881,317
DMC Global, Inc.	4,619	188,455
Donaldson Co., Inc.	7,396	430,891
Douglas Dynamics, Inc.	7,203	316,212
Dun & Bradstreet Corp.	991	141,227
DXP Enterprises, Inc. (1)	3,947	158,156
Dycom Industries, Inc. (1)	9,776	827,050
Echo Global Logistics, Inc. (1)	8,527	263,911
EMCOR Group, Inc.	14,131	1,061,379
Energous Corp. (1)	7,485	75,748
Energy Recovery, Inc. (1)	11,558	103,444
EnerSys, Inc.	8,881	773,802
EnPro Industries, Inc.	630	45,946
EnviroStar, Inc.	1,274	49,622
Equifax, Inc.	1,958	255,656
Evoqua Water Technologies Corp. (1)	24,709	439,326
Expeditors International of Washington, Inc.	10,596	779,124
Exponent, Inc.	16,725	896,460
Fastenal Co.	17,498	1,015,234
Federal Signal Corp.	18,221	487,958
Forrester Research, Inc.	3,291	151,057
Fortive Corp.	224,413	18,895,575
Fortune Brands Home & Security, Inc.	3,607	188,863
Forward Air Corp.	9,493	680,648
Foundation Building Materials, Inc. (1)	1,276	15,912
Franklin Covey Co. (1)	3,082	72,889
Franklin Electric Company, Inc.	14,294	675,392
Gardner Denver Holdings, Inc. (1)	2,057	58,295
Gates Industrial Corp. Plc (1)	875,000	17,062,500
Gencor Industries, Inc. (1)	565	6,808
Generac Holdings, Inc. (1)	19,631	1,107,385
General Finance Corp. (1)	1,274	20,320
Genesee & Wyoming, Inc. (1)	75,627	6,881,301
Global Brass and Copper Holdings, Inc.	6,427	237,156
GMS, Inc. (1)	9,799	227,337
Gorman Rupp Co.	1,195	43,618
Graco, Inc.	10,066	466,458
Granite Construction, Inc.	11,392	520,614
Griffon Corp.	612	9,884
H&E Equipment Services, Inc.	8,050	304,129
Harris Corp.	32,580	5,512,862
Harsco Corp. (1)	26,037	743,356
HC2 Holdings, Inc. (1)	13,523	82,761
HD Supply Holdings, Inc. (1)	3,399	145,443
Healthcare Services Group, Inc.	166,457	6,761,483
Heartland Express, Inc.	15,151	298,929
Heico Corp.	2,368	219,300
Heico Corp. - Class A	77,670	5,864,085
Heidrick & Struggles International, Inc.	5,973	202,186
Herc Holdings, Inc. (1)	7,789	398,797
Heritage Crystal Clean, Inc. (1)	386	8,241
Herman Miller, Inc.	16,484	632,986
Hexcel Corp.	1,130	75,767
Hillenbrand, Inc.	20,314	1,062,422
HNI Corp.	14,083	623,032
Hub Group, Inc. (1)	6,739	307,298
Hubbell, Inc.	2,261	302,002
Huntington Ingalls Industries, Inc.	2,217	567,729
ICF International, Inc.	656	49,495
IDEX Corp.	300,572	45,284,178
IHS Markit Ltd. (1)	45,338	2,446,438
Ingersoll-Rand Plc	8,073	825,868
InnerWorkings, Inc. (1)	661	5,235
Insperity, Inc.	12,391	1,461,518
Insteel Industries, Inc.	5,234	187,796
Interface, Inc.	17,355	405,239
J.B. Hunt Transportation Services, Inc.	24,033	2,858,485
JELD-WEN Holding, Inc. (1)	22,423	552,951
John Bean Technologies Corp.	10,124	1,207,793
Kadant, Inc.	3,532	380,926
Kaman Corp.	8,936	596,746
KAR Auction Services, Inc.	7,703	459,792
Kennametal, Inc.	16,236	707,240
Kforce, Inc.	7,457	280,383
Kimball International, Inc.	10,693	179,108
Knoll, Inc.	14,972	351,093
Korn/Ferry International	18,542	913,008
Kornit Digital Ltd. (1)	79,951	1,750,927
Kratos Defense & Security Solutions, Inc. (1)	10,424	154,067
Landstar System, Inc.	44,290	5,403,380
Lawson Products, Inc. (1)	633	21,459
Lennox International, Inc.	2,045	446,628
Lincoln Electric Holdings, Inc.	3,794	354,511
Lindsay Corp.	3,501	350,940
Lydall, Inc. (1)	907	39,092
Manitex International, Inc. (1)	3,491	36,760
Marten Transport Ltd.	5,702	120,027
Masco Corp.	12,882	471,481
Masonite International Corp. (1)	8,412	539,209
MasTec, Inc. (1)	20,981	936,802
Matson, Inc.	6,217	246,442
McGrath RentCorp	7,793	424,485
Mercury Systems, Inc. (1)	75,071	4,152,928
Meritor, Inc. (1)	26,824	519,313
Mesa Air Group, Inc. (1)	790	10,949
Milacron Holdings Corp. (1)	2,534	51,314
Miller Industries, Inc.	188	5,057
Mistras Group, Inc. (1)	4,230	91,664
Mobile Mini, Inc.	12,896	565,490
Moog, Inc.	906	77,889
MRC Global, Inc. (1)	14,815	278,078
MSA Safety, Inc.	11,060	1,177,226
MSC Industrial Direct Co., Inc.	26,471	2,332,360
Mueller Industries, Inc.	18,336	531,377
Mueller Water Products, Inc.	30,081	346,232
MYR Group, Inc. (1)	5,162	168,488
National Presto Industries, Inc.	162	21,003
Navistar International Corp. (1)	845	32,533
NCI Building Systems, Inc. (1)	13,762	208,494
Nordson Corp.	214,299	29,766,131
NV5 Global, Inc. (1)	3,031	262,788
Old Dominion Freight Line, Inc.	4,020	648,265
Omega Flex, Inc.	963	68,527
Orion Group Holdings, Inc. (1)	3,691	27,867
P.A.M. Transportation Services, Inc. (1)	475	30,918
Parker-Hannifin Corp.	1,453	267,250
Patrick Industries, Inc. (1)	7,764	459,629
Paylocity Holding Corp. (1)	9,456	759,506
PGT Innovations, Inc. (1)	15,763	340,481
Pitney Bowes, Inc.	30,572	216,450
Plug Power, Inc. (1)	70,450	135,264
Primoris Services Corp.	298,840	7,417,209
Proto Labs, Inc. (1)	54,476	8,811,493
Quanta Services, Inc. (1)	2,685	89,625
Raven Industries, Inc.	11,574	529,511
RBC Bearings, Inc. (1)	62,363	9,376,901
Reis, Inc.	2,964	68,172
Republic Services, Inc.	908	65,975
Resources Connection, Inc.	3,027	50,248
REV Group, Inc.	1,792	28,134
Rexnord Corp. (1)	3,819	117,625
Ritchie Bros Auctioneers, Inc.	568,000	20,521,840
Robert Half International, Inc.	7,324	515,463
Rockwell Automation, Inc.	274,252	51,427,735
Rockwell Collins, Inc.	1,329	186,685
Rollins, Inc.	5,912	358,799
Roper Technologies, Inc.	1,144	338,864
Rush Enterprises, Inc. - Class A	4,565	179,450
Rush Enterprises, Inc. - Class B	606	24,173
Saia, Inc. (1)	8,298	634,382
Schneider National, Inc.	487	12,165
Sensata Technologies Holding Plc (1)	5,601	277,530
Simpson Manufacturing Company, Inc.	13,396	970,674
SiteOne Landscape Supply, Inc. (1)	56,012	4,219,944
SP Plus Corp. (1)	2,117	77,271
Spartan Motors, Inc.	10,956	161,601
Sparton Corp. (1)	1,430	20,635
Spirit AeroSystems Holdings, Inc.	6,455	591,730
SPX Corp. (1)	11,323	377,169
Standex International Corp.	3,241	337,874
Stericycle, Inc. (1)	243,000	14,259,240
Sterling Construction Company, Inc. (1)	2,002	28,669
Sun Hydraulics Corp.	9,200	503,976
Systemax, Inc.	3,016	99,347
Team, Inc. (1)	563	12,668
Tennant Co.	5,812	441,421
Tetra Tech, Inc.	16,800	1,147,440
Textron, Inc.	2,542	181,677
The Brink's Co.	16,277	1,135,321
The Middleby Corp. (1)	14,612	1,890,062
The Toro Co.	94,528	5,668,844
Thermon Group Holdings, Inc. (1)	2,844	73,318
TPI Composites, Inc. (1)	4,689	133,871
TransDigm Group, Inc. (1)	2,952	1,099,030
TransUnion	11,199	824,022
Trex Company, Inc. (1)	19,108	1,470,934
TriNet Group, Inc. (1)	14,105	794,394
TrueBlue, Inc. (1)	770	20,059
Twin Disc, Inc. (1)	369	8,502
UniFirst Corp.	42,366	7,356,856
United Rentals, Inc. (1)	139,673	22,850,503
Univar, Inc. (1)	1,017	31,181
Universal Forest Products, Inc.	17,206	607,888
Universal Logistics Holdings, Inc.	2,620	96,416
U.S. Ecology, Inc.	7,191	530,336
U.S. Xpress Enterprises, Inc. (1)	3,919	54,082
USA Truck, Inc. (1)	2,322	46,974
Verisk Analytics, Inc. (1)	239,529	28,875,221
Viad Corp.	3,917	232,082
Vicor Corp. (1)	5,078	233,588
Vivint Solar, Inc. (1)	2,584	13,437
VSE Corp.	222	7,355
W.W. Grainger, Inc.	2,767	988,953
Wabash National Corp.	5,110	93,155
WABCO Holdings, Inc. (1)	160,077	18,879,481
Wabtec Corp.	1,901	199,377
WageWorks, Inc. (1)	207,886	8,887,127
Watsco, Inc.	41,347	7,363,901
Watts Water Technologies, Inc.	5,064	420,312
Welbilt, Inc. (1)	411,437	8,590,805
Werner Enterprises, Inc.	6,884	243,349
Wesco Aircraft Holdings, Inc. (1)	4,676	52,605
Willdan Group, Inc. (1)	2,537	86,157
Willis Lease Finance Corp. (1)	68	2,347
Willscot Corp. (1)	7,347	126,001
Woodward, Inc.	17,337	1,401,870
XPO Logistics, Inc. (1)	114,489	13,071,209
Xylem, Inc.	6,106	487,686
YRC Worldwide, Inc. (1)	2,020	18,140
		575,344,263
Information Technology - 23.16%
2U, Inc. (1)	31,988	2,405,178
3D Systems Corp. (1)	1,799	34,001
8x8, Inc. (1)	122,786	2,609,203
A10 Networks, Inc. (1)	16,727	101,700
Acacia Communications, Inc. (1)	1,227	50,761
ACI Worldwide, Inc. (1)	35,255	992,076
ACM Research, Inc. (1)	2,512	27,808
Acxiom Holdings, Inc. (1)	12,435	614,413
Adesto Technologies Corp. (1)	8,047	47,880
Advanced Energy Industries, Inc. (1)	12,664	654,096
Advanced Micro Devices, Inc. (1)	55,336	1,709,329
Aerohive Networks, Inc. (1)	11,236	46,292
Agilysys, Inc. (1)	2,180	35,534
Akamai Technologies, Inc. (1)	78,465	5,739,715
Alarm.com Holdings, Inc. (1)	9,905	568,547
Alliance Data Systems Corp.	77,388	18,275,950
Altair Engineering, Inc. (1)	9,796	425,636
Alteryx, Inc. (1)	9,455	540,921
Ambarella, Inc. (1)	4,266	165,009
Amber Road, Inc. (1)	7,399	71,178
American Software, Inc.	5,180	62,833
Amphenol Corp.	17,950	1,687,659
Analog Devices, Inc.	3,527	326,106
ANSYS, Inc. (1)	83,133	15,519,268
Appfolio, Inc. (1)	4,883	382,827
Applied Optoelectronics, Inc. (1)	4,617	113,855
Apptio, Inc. (1)	11,161	412,511
Aquantia Corp. (1)	6,665	85,245
Arista Networks, Inc. (1)	50,221	13,351,755
Arlo Technologies, Inc. (1)	1,807	26,220
Aspen Technology, Inc. (1)	357,898	40,768,161
Asure Software, Inc. (1)	3,093	38,415
Atlassian Corp. Plc (1)	475,690	45,732,837
Autodesk, Inc. (1)	11,224	1,752,179
Avalara, Inc. (1)	2,368	82,714
Avid Technology, Inc. (1)	6,485	38,456
Badger Meter, Inc.	9,294	492,117
Benefitfocus, Inc. (1)	7,292	294,961
Black Knight, Inc. (1)	8,597	446,614
Blackbaud, Inc.	211,614	21,474,589
Blackline, Inc. (1)	11,640	657,311
Booz Allen Hamilton Holding Corp.	8,048	399,422
Bottomline Technologies, Inc. (1)	13,135	955,046
Box, Inc. (1)	39,959	955,420
Brightcove, Inc. (1)	11,413	95,869
Broadridge Financial Solutions, Inc.	7,057	931,171
Brooks Automation, Inc.	22,416	785,233
Cabot Microelectronics Corp.	73,429	7,575,670
Cadence Design Systems, Inc. (1)	106,040	4,805,733
CalAmp Corp. (1)	10,926	261,787
Calix, Inc. (1)	6,990	56,619
Carbon Black, Inc. (1)	2,572	54,475
Carbonite, Inc. (1)	10,169	362,525
Cardtronics Plc (1)	10,353	327,569
Casa Systems, Inc. (1)	7,934	117,027
Cass Information Systems, Inc.	3,858	251,233
CDK Global, Inc.	7,954	497,602
CDW Corp.	9,020	802,058
Ceridian HCM Holding, Inc. (1)	1,413	59,388
CEVA, Inc. (1)	6,788	195,155
ChannelAdvisor Corp. (1)	7,764	96,662
Cirrus Logic, Inc. (1)	1,013	39,102
Cision Ltd. (1)	17,466	293,429
Citrix Systems, Inc. (1)	126,303	14,039,842
Clearfield, Inc. (1)	2,216	29,805
Cloudera, Inc. (1)	33,754	595,758
Cognex Corp.	83,017	4,634,009
Coherent, Inc. (1)	1,063	183,038
Cohu, Inc.	1,368	34,337
CommVault Systems, Inc. (1)	12,747	892,290
Control4 Corp. (1)	3,507	120,395
ConvergeOne Holdings, Inc.	6,126	57,033
CoreLogic, Inc. (1)	3,148	155,543
Cornerstone OnDemand, Inc. (1)	17,650	1,001,638
Coupa Software, Inc. (1)	17,207	1,361,074
Cray, Inc. (1)	2,185	46,978
CSG Systems International, Inc.	8,889	356,804
CyberArk Software Ltd. (1)	28,205	2,251,887
Cypress Semiconductor Corp.	15,161	219,683
Dell Technologies, Inc. - VMware, Inc. (1)	889	86,340
Digimarc Corp. (1)	3,363	105,766
Diodes, Inc. (1)	3,235	107,693
DocuSign, Inc. (1)	25,952	1,364,297
Dolby Laboratories, Inc.	76,207	5,332,204
Domo, Inc. (1)	2,129	45,667
Eastman Kodak Co. (1)	5,915	18,337
Ebix, Inc.	7,798	617,212
eGain Corp. (1)	4,765	38,597
Ellie Mae, Inc. (1)	86,223	8,171,354
Endurance International Group Holdings, Inc. (1)	22,895	201,476
Entegris, Inc.	45,900	1,328,805
Envestnet, Inc. (1)	91,015	5,547,364
EPAM Systems, Inc. (1)	3,099	426,732
ePlus, Inc. (1)	4,337	402,040
Euronet Worldwide, Inc. (1)	40,539	4,062,819
Everbridge, Inc. (1)	8,699	501,410
Everi Holdings, Inc. (1)	21,001	192,579
EVERTEC, Inc.	16,605	400,181
Evo Payments, Inc. (1)	4,206	100,523
Exela Technologies, Inc. (1)	11,627	82,901
ExlService Holdings, Inc. (1)	203,552	13,475,142
Extreme Networks, Inc. (1)	37,229	204,015
F5 Networks, Inc. (1)	3,716	741,045
FactSet Research Systems, Inc.	2,288	511,848
Fair Isaac Corp. (1)	1,745	398,820
FARO Technologies, Inc. (1)	5,135	330,437
Fidelity National Information Services, Inc.	1,680	183,238
FireEye, Inc. (1)	7,615	129,455
First Data Corp. (1)	33,181	811,939
Fiserv, Inc. (1)	24,685	2,033,550
Fitbit, Inc. (1)	14,432	77,211
Five9, Inc. (1)	18,551	810,493
FleetCor Technologies, Inc. (1)	5,347	1,218,260
FLIR Systems, Inc.	177,404	10,905,024
ForeScout Technologies, Inc. (1)	9,737	367,669
FormFactor, Inc. (1)	2,032	27,940
Fortinet, Inc. (1)	525,831	48,518,426
Gartner, Inc. (1)	5,392	854,632
Genpact Ltd.	3,108	95,136
Global Payments, Inc.	9,663	1,231,066
GoDaddy, Inc. (1)	9,716	810,217
GTT Communications, Inc. (1)	13,731	595,925
Guidewire Software, Inc. (1)	206,343	20,842,706
Hackett Group, Inc.	7,295	146,994
Hortonworks, Inc. (1)	22,872	521,710
HubSpot, Inc. (1)	11,733	1,771,096
I3 Verticals, Inc. (1)	2,029	46,626
Ichor Holdings Ltd. (1)	8,105	165,504
II-VI, Inc. (1)	19,993	945,669
Immersion Corp. (1)	8,409	88,883
Imperva, Inc. (1)	11,467	532,642
Impinj, Inc. (1)	5,308	131,745
Information Services Group, Inc. (1)	5,558	26,567
Inphi Corp. (1)	14,156	537,645
Insight Enterprises, Inc. (1)	4,303	232,749
Instructure, Inc. (1)	10,299	364,585
Integrated Device Technology, Inc. (1)	99,344	4,670,161
Interdigital, Inc.	4,927	394,160
Internap Corp. (1)	6,650	83,990
IPG Photonics Corp. (1)	91,535	14,285,867
Iteris, Inc. (1)	9,034	48,603
Itron, Inc. (1)	10,991	705,622
J2 Global, Inc.	83,162	6,889,972
Jack Henry & Associates, Inc.	76,092	12,180,807
KLA-Tencor Corp.	9,481	964,313
Kopin Corp. (1)	19,225	46,525
Lam Research Corp.	9,599	1,456,168
Lattice Semiconductor Corp. (1)	37,823	302,584
Limelight Networks, Inc. (1)	34,329	172,332
Littelfuse, Inc.	44,619	8,829,654
LivePerson, Inc. (1)	18,786	487,497
LogMeIn, Inc.	258,630	23,043,933
Lumentum Holdings, Inc. (1)	20,266	1,214,947
Majesco, Inc. (1)	1,055	7,965
Manhattan Associates, Inc. (1)	53,840	2,939,664
Marvell Technology Group Ltd.	9,046	174,588
Maxim Integrated Products, Inc.	16,926	954,457
MAXIMUS, Inc.	20,679	1,345,376
MaxLinear, Inc. (1)	20,288	403,325
Mesa Laboratories, Inc.	1,061	196,943
Methode Electronics, Inc.	5,509	199,426
Microchip Technology, Inc.	63,871	5,040,061
MINDBODY, Inc. (1)	14,125	574,181
Mitek Systems, Inc. (1)	10,557	74,427
MKS Instruments, Inc.	3,271	262,171
MobileIron, Inc. (1)	22,471	119,096
Model N, Inc. (1)	8,131	128,876
MoneyGram International, Inc. (1)	723	3,868
Monolithic Power Systems, Inc.	53,649	6,734,559
Monotype Imaging Holdings, Inc.	6,342	128,108
Motorola Solutions, Inc.	1,120	145,757
Nanometrics, Inc. (1)	7,357	276,035
Napco Security Technologies, Inc. (1)	3,969	59,337
National Instruments Corp.	53,967	2,608,225
NCR Corp. (1)	5,812	165,119
NetApp, Inc.	15,964	1,371,148
NETGEAR, Inc. (1)	2,305	144,869
New Relic, Inc. (1)	14,336	1,350,881
NIC, Inc.	20,989	310,637
Nice Ltd. - ADR (1)	137,832	15,777,629
nLight, Inc. (1)	2,195	48,751
Novanta, Inc. (1)	10,575	723,330
Nutanix, Inc. (1)	6,508	278,022
NVE Corp.	1,439	152,361
Okta, Inc. (1)	240,238	16,903,146
ON Semiconductor Corp. (1)	83,251	1,534,316
OneSpan, Inc. (1)	10,139	193,148
OSI Systems, Inc. (1)	2,010	153,383
Palo Alto Networks, Inc. (1)	243,180	54,778,727
PAR Technology Corp. (1)	2,917	64,816
Park City Group, Inc. (1)	4,729	47,763
Park Electrochemical Corp.	3,557	69,326
Paychex, Inc.	19,546	1,439,563
Paycom Software, Inc. (1)	39,260	6,101,397
PDF Solutions, Inc. (1)	919	8,299
Pegasystems, Inc.	2,292	143,479
Perficient, Inc. (1)	4,271	113,822
PFSweb, Inc. (1)	4,693	34,728
Plantronics, Inc.	10,719	646,356
Pluralsight, Inc. (1)	1,153	36,896
Power Integrations, Inc.	98,056	6,197,139
PRGX Global, Inc. (1)	6,336	55,123
Progress Software Corp.	14,686	518,269
Proofpoint, Inc. (1)	52,854	5,619,966
PROS Holdings, Inc. (1)	57,574	2,016,241
PTC, Inc. (1)	45,461	4,827,504
Pure Storage, Inc. (1)	445,073	11,549,644
Q2 Holdings, Inc. (1)	61,676	3,734,482
QAD, Inc.	3,421	193,800
Qualys, Inc. (1)	153,516	13,678,276
Quantenna Communications, Inc. (1)	10,714	197,673
Rapid7, Inc. (1)	11,726	432,924
RealPage, Inc. (1)	4,336	285,742
Red Hat, Inc. (1)	246,583	33,604,331
Rimini Street, Inc. (1)	2,671	16,854
RingCentral, Inc. (1)	4,103	381,784
Rogers Corp. (1)	3,141	462,732
Rudolph Technologies, Inc. (1)	10,208	249,586
Sabre Corp.	12,469	325,192
SailPoint Technologies Holding, Inc. (1)	16,971	577,353
Science Applications International Corp.	13,704	1,104,542
Semtech Corp. (1)	114,061	6,341,792
SendGrid, Inc. (1)	9,356	344,207
ServiceNow, Inc. (1)	104,107	20,366,452
ServiceSource International, Inc. (1)	26,678	76,032
Shopify, Inc. (1)	20,967	3,448,233
ShotSpotter, Inc. (1)	2,283	139,925
Silicon Laboratories, Inc. (1)	44,092	4,047,646
Skyworks Solutions, Inc.	7,710	699,374
SMART Global Holdings, Inc. (1)	3,157	90,732
Splunk, Inc. (1)	552,829	66,842,554
SPS Commerce, Inc. (1)	5,485	544,331
Square, Inc. (1)	78,419	7,764,265
SS&C Technologies Holdings, Inc.	11,691	664,400
SunPower Corp. (1)	6,665	48,655
Switch, Inc.	2,049	22,129
Synaptics, Inc. (1)	1,054	48,083
Synopsys, Inc. (1)	144,823	14,280,996
Syntel, Inc. (1)	10,558	432,667
Tableau Software, Inc. (1)	182,000	20,336,680
Telaria, Inc. (1)	4,608	17,464
Telenav, Inc. (1)	5,639	28,477
Tenable Holdings, Inc. (1)	3,407	132,464
Teradata Corp. (1)	5,151	194,244
Teradyne, Inc.	1,808	66,860
The Western Union Co.	7,479	142,550
Total System Services, Inc.	10,957	1,081,894
Trade Desk, Inc. (1)	10,515	1,586,819
TTEC Holdings, Inc.	4,797	124,242
Tucows, Inc. (1)	3,036	169,257
Twilio, Inc. (1)	4,379	377,820
Tyler Technologies, Inc. (1)	17,519	4,293,206
Ubiquiti Networks, Inc.	1,174	116,062
Ultimate Software Group, Inc. (1)	18,485	5,955,682
Unisys Corp. (1)	11,267	229,847
Universal Display Corp.	2,598	306,304
Upland Software, Inc. (1)	5,029	162,487
USA Technologies, Inc. (1)	17,767	127,922
Varonis Systems, Inc. (1)	9,077	664,890
VeriSign, Inc. (1)	6,405	1,025,569
Veritone, Inc. (1)	2,256	23,530
Versum Materials, Inc.	6,545	235,685
Viavi Solutions, Inc. (1)	26,491	300,408
VirnetX Holding Corp. (1)	18,050	83,933
Virtusa Corp. (1)	9,189	493,541
Vishay Precision Group, Inc. (1)	2,434	91,032
Web.com Group, Inc. (1)	11,987	334,437
WEX, Inc. (1)	31,051	6,233,799
Workday, Inc. (1)	440,176	64,256,892
Workiva, Inc. (1)	9,182	362,689
Worldpay, Inc. (1)	1,597	161,728
Xcerra Corp. (1)	15,130	215,905
Xilinx, Inc.	15,481	1,241,112
Xperi Corp.	3,387	50,297
Yext, Inc. (1)	26,123	619,115
Zebra Technologies Corp. (1)	3,218	569,039
Zendesk, Inc. (1)	6,328	449,288
Zix Corp. (1)	17,166	95,271
Zscaler, Inc. (1)	4,469	182,246
		890,698,884
Materials - 4.80%
Advanced Emissions Solutions, Inc.	176	2,105
AdvanSix, Inc. (1)	3,474	117,942
Albemarle Corp.	7,089	707,340
AptarGroup, Inc.	366,271	39,462,038
Avery Dennison Corp.	5,358	580,539
Axalta Coating Systems Ltd. (1)	5,142	149,941
Balchem Corp.	102,950	11,539,666
Berry Global Group, Inc. (1)	557,860	26,994,845
Boise Cascade Co.	11,768	433,062
Celanese Corp.	5,244	597,816
Century Aluminum Co. (1)	765	9,157
Chase Corp.	2,381	286,077
Chemours Co.	10,856	428,161
Cleveland-Cliffs, Inc. (1)	15,070	190,786
Coeur Mining, Inc. (1)	8,866	47,256
Compass Minerals International, Inc.	10,110	679,392
Crown Holdings, Inc. (1)	7,862	377,376
Eagle Materials, Inc.	2,513	214,208
Ferro Corp. (1)	27,563	640,013
FMC Corp.	3,295	287,258
Forterra, Inc. (1)	6,374	47,550
GCP Applied Technologies, Inc. (1)	23,400	621,270
Gold Resource Corp.	14,404	74,037
Graphic Packaging Holding Co.	693,485	9,715,725
Greif, Inc. - Class A	697	37,401
Greif, Inc. - Class B	217	12,510
HB Fuller Co.	12,311	636,109
Hecla Mining Co.	11,546	32,213
Ingevity Corp. (1)	96,867	9,868,810
Innophos Holdings, Inc.	900	39,960
Innospec, Inc.	71,027	5,451,322
International Flavors & Fragrances, Inc.	138,980	19,334,898
International Paper Co.	2,791	137,178
Kaiser Aluminum Corp.	2,749	299,806
KapStone Paper and Packaging Corp.	28,414	963,519
KMG Chemicals, Inc.	4,276	323,095
Koppers Holdings, Inc. (1)	4,790	149,209
Kraton Corp. (1)	9,261	436,656
Kronos Worldwide, Inc.	7,405	120,331
Louisiana-Pacific Corp.	6,812	180,450
Marrone Bio Innovations, Inc. (1)	15,840	28,987
Martin Marietta Materials, Inc.	127,274	23,157,504
Myers Industries, Inc.	11,409	265,259
Neenah, Inc.	4,489	387,401
NewMarket Corp.	448	181,668
OMNOVA Solutions, Inc. (1)	13,890	136,817
Packaging Corp. of America	5,698	625,014
Platform Specialty Products Corp. (1)	6,547	81,641
PolyOne Corp.	24,464	1,069,566
Quaker Chemical Corp.	4,240	857,370
Ramaco Resources, Inc. (1)	1,718	12,816
Reliance Steel & Aluminum Co.	73,817	6,295,852
Royal Gold, Inc.	1,632	125,762
RPM International, Inc.	1,601	103,969
Ryerson Holding Corp. (1)	4,974	56,206
Schweitzer-Mauduit International, Inc.	1,936	74,168
Scotts Miracle-Gro Co.	1,212	95,421
Sealed Air Corp.	5,318	213,518
Sensient Technologies Corp.	7,258	555,310
Silgan Holdings, Inc.	1,646	45,759
Steel Dynamics, Inc.	2,127	96,119
Summit Materials, Inc. (1)	36,374	661,279
Tahoe Resources, Inc. (1)	47,046	131,258
Trinseo SA	9,582	750,271
Tronox Ltd.	13,986	167,133
United States Lime & Minerals, Inc.	34	2,684
U.S. Concrete, Inc. (1)	5,206	238,695
Valhi, Inc.	368	839
Valvoline, Inc.	653,000	14,046,030
Verso Corp. (1)	706	23,771
Vulcan Materials Co.	7,506	834,667
W.R. Grace & Co.	2,984	213,237
Westlake Chemical Corp.	2,030	168,713
Worthington Industries, Inc.	12,481	541,176
		184,472,907
Real Estate - 2.42%
Alexander's, Inc.	700	240,310
Alexandria Real Estate Equities, Inc.	505	63,524
Altisource Portfolio Solutions SA (1)	222	7,155
Americold Realty Trust	27,882	697,608
Armada Hoffler Properties, Inc.	4,902	74,069
CBRE Group, Inc. (1)	9,332	411,541
City Office REIT, Inc.	1,697	21,416
Clipper Realty, Inc.	4,492	60,777
Colony Capital, Inc.	1,456	8,867
Consolidated-Tomoka Land Co.	418	26,033
CoreSite Realty Corp.	55,730	6,193,832
Corporate Office Properties Trust	144,101	4,298,533
Cushman & Wakefield Plc (1)	11,043	187,621
Easterly Government Properties, Inc.	4,537	87,882
EastGroup Properties, Inc.	11,366	1,086,817
Equity Lifestyle Properties, Inc.	5,133	495,078
Essential Properties Realty Trust, Inc.	1,516	21,512
Extra Space Storage, Inc.	6,446	558,481
First Industrial Realty Trust, Inc.	8,568	269,035
Four Corners Property Trust, Inc.	14,956	384,220
FRP Holdings, Inc. (1)	339	21,052
Gaming and Leisure Properties, Inc.	4,419	155,770
HFF, Inc.	12,140	515,707
Hudson Pacific Properties, Inc.	134,254	4,392,791
Jones Lang LaSalle, Inc.	153,994	22,224,414
Kennedy-Wilson Holdings, Inc.	20,906	449,479
Lamar Advertising Co.	4,619	359,358
Life Storage, Inc.	148	14,084
Marcus & Millichap, Inc. (1)	6,290	218,326
Maui Land & Pineapple Co, Inc. (1)	2,263	28,966
Monmouth Real Estate Investment Corp.	4,136	69,154
National Health Investors, Inc.	5,793	437,893
National Storage Affiliates Trust Co.	1,578	40,144
Newmark Group, Inc.	7,400	82,806
NexPoint Residential Trust, Inc.	277	9,196
Omega Healthcare Investors, Inc.	935	30,640
Pennsylvania Real Estate Investment Trust	10,478	99,122
PS Business Parks, Inc.	4,441	564,407
QTS Realty Trust, Inc.	7,646	326,255
Redfin Corp. (1)	25,625	479,188
RMR Group, Inc.	2,278	211,398
Ryman Hospitality Properties, Inc.	14,460	1,246,018
Saul Centers, Inc.	3,666	205,296
SBA Communications Corp. (1)	211,206	33,926,020
Tanger Factory Outlet Centers, Inc.	29,734	680,314
Taubman Centers, Inc.	3,633	217,362
Terreno Realty Corp.	263,928	9,950,086
The GEO Group, Inc.	8,292	208,627
The Howard Hughes Corp. (1)	961	119,375
Trinity Place Holdings, Inc. (1)	4,671	28,446
UMH Properties, Inc.	8,586	134,285
Universal Health Realty Income Trust	3,796	282,460
Urban Edge Properties	6,103	134,754
		93,057,504
Utilities - 0.04%
American States Water Co.	8,121	496,518
California Water Service Group	1,257	53,925
Chesapeake Utilities Corp.	624	52,354
Global Water Resources, Inc.	2,767	29,302
Middlesex Water Co.	4,406	213,338
New Jersey Resources Corp.	2,188	100,867
Pure Cycle Corp. (1)	3,048	35,204
SJW Group	3,692	225,766
South Jersey Industries, Inc.	4,061	143,231
Spark Energy, Inc.	3,947	32,563
TerraForm Power, Inc.	4,141	47,829
York Water Co.	3,719	113,058
		1,543,955
Total Common Stocks (Cost $2,827,029,495)		$3,748,518,193

RIGHTS - 0.00% (2)
Materials - 0.00% (2)
A. Schulman, Inc. - CVR (1)(4)	9,002	$15,475
Total Rights (Cost $0.00)		$15,475

SHORT-TERM INVESTMENTS - 2.29%
Money Market Funds - 2.29%
Goldman Sachs Financial Square Government Fund - Class I, 1.93% (3)	44,007,644	$44,007,644
JPMorgan U.S. Government Money Market Fund - Class I, 1.94% (3)	44,007,645	44,007,645
Total Short-Term Investments (Cost $88,015,289)		$88,015,289
TOTAL INVESTMENTS IN SECURITIES - 99.76%
(Cost $2,915,044,784)		$3,836,548,957
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.24%		9,045,852
TOTAL NET ASSETS - 100.00%		$3,845,594,809
Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
CVR	Contingent Value Right
(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security is categorized as Level 3 per the Trust's fair value hierarchy. The value of this security totals $15,475, which represents 0.00% of total net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Value Fund
Schedule of Investments
September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.55%
Communication Services - 1.92%
Activision Blizzard, Inc.	95,825	$7,971,682
AMC Entertainment Holdings, Inc.	14,508	297,414
AMC Networks, Inc. (1)	65,900	4,371,806
ATN International, Inc.	2,920	215,730
Beasley Broadcast Group, Inc.	1,865	12,868
Boston Omaha Corp. (1)	1,501	44,880
Cable One, Inc.	16,710	14,765,123
Cars.com, Inc. (1)	19,597	541,073
CBS Corp.	63,500	3,648,075
CenturyLink, Inc.	32,502	689,042
Cincinnati Bell, Inc. (1)	12,706	202,661
Cinemark Holdings, Inc.	3,650	146,730
Clear Channel Outdoor Holdings, Inc.	10,046	59,774
Consolidated Communications Holdings, Inc.	19,637	256,066
Daily Journal Corp. (1)	320	77,120
Discovery Communications, Inc. - Class A (1)	5,163	165,216
Discovery Communications, Inc. - Class C (1)	11,804	349,162
DISH Network Corp. (1)	7,532	269,344
E.W. Scripps Co.	12,687	209,336
Emerald Expositions Events, Inc.	586,235	9,661,153
Entercom Communications Corp.	35,431	279,905
Entravision Communications Corp.	14,792	72,481
Eros International Plc (1)	5,131	61,829
Fluent, Inc. (1)	8,417	18,097
Frontier Communications Corp.	28,931	187,762
Gannett Co., Inc.	31,334	313,653
GCI Liberty, Inc. (1)	3,375	172,125
Gray Television, Inc. (1)	22,365	391,387
Hemisphere Media Group, Inc. (1)	2,564	35,768
Intelsat S.A. (1)	12,666	379,980
InterActiveCorp (1)	19,308	4,184,430
Interpublic Group of Companies, Inc.	11,639	266,184
Iridium Communications, Inc. (1)	26,771	602,348
John Wiley & Sons, Inc.	1,502	91,021
Liberty Broadband Corp. - Class A (1)	865	72,945
Liberty Broadband Corp. - Class C (1)	3,510	295,893
Liberty Latin America Ltd. - Class A (1)	11,998	250,038
Liberty Latin America Ltd. - Class C (1)	31,603	651,970
Liberty Media Group LLC - Class A (1)	892	31,737
Liberty Media Group LLC - Class C (1)	6,641	246,979
Liberty SiriusXM Group - Class A (1)	2,873	124,803
Liberty SiriusXM Group - Class C (1)	5,663	246,057
Lions Gate Entertainment Corp. - Class A	1,640	39,987
Lions Gate Entertainment Corp. - Class B	3,093	72,055
Marcus Corp.	5,375	226,019
Meet Group, Inc. (1)	18,867	93,392
Meredith Corp.	10,914	557,160
MSG Networks, Inc. (1)	16,432	423,946
National CineMedia, Inc.	21,807	230,936
NetEase, Inc. - ADR	21,691	4,950,971
New Media Investment Group, Inc.	16,582	260,172
New York Times Co.	6,784	157,050
News Corp. - Class A	12,857	169,584
News Corp. - Class B	3,747	50,959
Nexstar Media Group, Inc.	275,200	22,401,280
NII Holdings, Inc. (1)	24,073	141,068
Omnicom Group, Inc.	42,365	2,881,667
pdvWireless, Inc. (1)	2,517	85,326
Reading International, Inc. (1)	4,766	75,303
Rosetta Stone, Inc. (1)	4,523	89,962
Saga Communications, Inc.	1,068	38,608
Scholastic Corp.	7,812	364,742
Sinclair Broadcast Group, Inc.	10,671	302,523
Spok Holdings, Inc.	4,958	76,353
Sprint Corp. (1)	22,168	144,979
Take-Two Interactive Software, Inc. (1)	1,565	215,954
TEGNA, Inc.	60,199	719,980
Telephone & Data Systems, Inc.	3,296	100,297
The Madison Square Garden Co. (1)	566	178,471
Tribune Media Co.	2,961	113,791
United States Cellular Corp. (1)	449	20,106
Viacom, Inc. - Class A	329	12,025
Viacom, Inc. - Class B	12,029	406,099
WideOpenWest, Inc. (1)	8,261	92,606
Windstream Holdings, Inc. (1)	11,862	58,124
Zillow Group, Inc. - Class A (1)	574	25,371
Zillow Group, Inc. - Class C (1)	1,123	49,693
Zynga, Inc. (1)	25,594	102,632
		88,860,838
Consumer Discretionary - 10.19%
1-800-Flowers.com, Inc. (1)	5,471	64,558
Aaron's, Inc.	70,112	3,818,300
Abercrombie & Fitch Co.	18,752	396,042
Acushnet Holdings Corp.	542,234	14,873,479
Adient Plc	462,841	18,194,280
Adtalem Global Education, Inc. (1)	16,591	799,686
Advance Auto Parts, Inc.	1,671	281,279
American Axle & Manufacturing Holdings, Inc. (1)	30,881	538,565
American Eagle Outfitters, Inc.	118,204	2,935,005
American Outdoor Brands Corp. (1)	14,923	231,754
American Public Education, Inc. (1)	4,254	140,595
America's Car-Mart, Inc. (1)	1,112	86,958
Aptiv Plc	1,168	97,995
Aramark	317,316	13,650,934
Ascena Retail Group, Inc. (1)	49,010	223,976
AutoNation, Inc. (1)	1,873	77,823
AutoZone, Inc. (1)	116	89,981
AV Homes, Inc. (1)	2,325	46,500
Barnes & Noble Education, Inc. (1)	10,374	59,754
Barnes & Noble, Inc.	16,226	94,111
Bassett Furniture Industries, Inc.	2,804	59,585
BBX Capital Corp.	16,974	125,947
Beazer Homes USA, Inc. (1)	8,566	89,943
Bed Bath & Beyond, Inc.	117,931	1,768,965
Belmond Ltd. (1)	21,714	396,281
Best Buy, Inc.	61,218	4,858,260
Big 5 Sporting Goods Corp.	5,332	27,193
Big Lots, Inc.	52,764	2,205,008
Biglari Holdings, Inc. - Class A (1)	26	23,972
Biglari Holdings, Inc. - Class B (1)	266	48,239
Bojangles, Inc. (1)	489,719	7,688,588
Borgwarner, Inc.	216,305	9,253,528
Boyd Gaming Corp.	2,515	85,133
Bright Horizons Family Solutions, Inc. (1)	308	36,295
Brinker International, Inc.	2,916	136,265
Brunswick Corp.	168,744	11,309,223
Buckle, Inc.	6,291	145,008
Caesars Entertainment Corp. (1)	20,161	206,650
Caleres, Inc.	11,730	420,638
Callaway Golf Co.	8,675	210,716
Cambium Learning Group, Inc. (1)	3,252	38,504
CarMax, Inc. (1)	2,398	179,059
Carriage Services, Inc.	3,099	66,783
Carrols Restaurant Group, Inc. (1)	1,470	21,462
Carter's, Inc.	59,370	5,853,882
Cato Corp.	6,371	133,918
Century Casinos, Inc. (1)	9,560	71,318
Century Communities, Inc. (1)	6,756	177,345
Chicos FAS, Inc.	35,278	305,860
Children's Place, Inc.	14,000	1,789,200
Chuy's Holdings, Inc. (1)	846	22,207
Citi Trends, Inc.	3,469	99,803
Clarus Corp.	5,801	64,101
Columbia Sportswear Co.	931	86,648
Conn's, Inc. (1)	2,891	102,197
Container Store Group, Inc. (1)	4,654	51,659
Cooper Tire & Rubber Co.	14,034	397,162
Cooper-Standard Holdings, Inc. (1)	22,854	2,742,023
Core Mark Holding Company, Inc.	745,246	25,308,554
Culp, Inc.	3,207	77,609
D. R. Horton, Inc.	4,857	204,868
Dana, Inc.	483,365	9,024,425
Darden Restaurants, Inc.	2,102	233,721
Del Frisco's Restaurant Group, Inc. (1)	9,233	76,634
Del Taco Restaurants, Inc. (1)	8,819	104,152
Denny's Corp. (1)	4,403	64,812
Dick's Sporting Goods, Inc.	113,804	4,037,766
Dillard's, Inc.	3,268	249,479
Dine Brands Global, Inc.	1,902	154,652
Dollar Tree, Inc. (1)	55,957	4,563,293
Drive Shack, Inc. (1)	1,917	11,425
DSW, Inc.	19,134	648,260
eBay, Inc. (1)	274,954	9,078,981
El Pollo Loco Holdings, Inc. (1)	5,954	74,723
Empire Resorts, Inc. (1)	918	8,539
Escalade, Inc.	2,814	36,160
Ethan Allen Interiors, Inc.	6,745	139,959
Expedia Group, Inc.	47,818	6,239,293
Express, Inc. (1)	20,054	221,797
Extended Stay America, Inc.	731,048	14,789,101
Fiesta Restaurant Group, Inc. (1)	1,283	34,320
Flexsteel Industries, Inc.	2,003	59,569
Foot Locker, Inc.	70,700	3,604,286
Fossil Group, Inc. (1)	9,761	227,236
Francesca's Holdings Corp. (1)	8,993	33,364
Gaia, Inc. (1)	1,060	16,324
GameStop Corp.	27,687	422,780
Gap, Inc.	6,941	200,248
Garmin Ltd.	3,880	271,794
Genesco, Inc. (1)	5,365	252,691
Gentex Corp.	2,885	61,912
Gentherm, Inc. (1)	10,169	462,181
Genuine Parts Co.	4,830	480,102
G-III Apparel Group Ltd. (1)	8,653	416,988
Gildan Activewear, Inc.	307,350	9,352,660
GNC Holdings, Inc. (1)	22,882	94,731
Goodyear Tire & Rubber Co.	153,270	3,584,985
Graham Holdings Co.	21,093	12,219,175
Green Brick Partners, Inc. (1)	6,398	64,620
Group 1 Automotive, Inc.	33,429	2,169,542
Guess, Inc.	15,882	358,933
H&R Block, Inc.	5,771	148,603
Harley-Davidson, Inc.	72,342	3,277,093
Hasbro, Inc.	54,044	5,681,105
Haverty Furniture, Inc.	5,283	116,754
Helen of Troy Ltd. (1)	6,802	890,382
Hibbett Sports, Inc. (1)	5,119	96,237
Hooker Furniture Corp.	1,775	59,995
Houghton Mifflin Harcourt Co. (1)	26,400	184,800
Hovnanian Enterprises, Inc. (1)	25,645	41,032
Hyatt Hotels Corp.	1,453	115,644
International Game Technology Plc	3,230	63,793
International Speedway Corp.	6,746	295,475
J. Alexander's Holdings, Inc. (1)	3,296	39,222
J. Jill, Inc. (1)	4,243	26,222
J.C. Penney Co., Inc. (1)	87,912	145,934
Jack in the Box, Inc.	149,237	12,510,538
Johnson Outdoors, Inc.	547	50,866
K12, Inc. (1)	10,113	179,000
KB Home	18,816	449,891
Kirkland's, Inc. (1)	3,057	30,845
Kohl's Corp.	76,085	5,672,137
L Brands, Inc.	6,392	193,678
Lands End, Inc. (1)	3,087	54,177
Laureate Education, Inc. (1)	880,252	13,591,091
La-Z-Boy, Inc.	322,255	10,183,258
Leaf Group Ltd. (1)	1,149	11,490
Lear Corp.	78,738	11,417,010
Leggett & Platt, Inc.	4,476	196,004
Lennar Corp. - Class A	4,529	211,459
Lennar Corp. - Class B	236	9,086
Liberty Expedia Holdings, Inc. (1)	14,206	668,250
Lifetime Brands, Inc.	3,279	35,741
Liquidity Services, Inc. (1)	7,016	44,552
Lithia Motors, Inc.	33,538	2,738,713
LKQ Corp. (1)	8,916	282,370
Lovesac Co. (1)	533	13,314
Lumber Liquidators Holdings, Inc. (1)	1,461	22,631
M.D.C. Holdings, Inc.	117,468	3,474,703
M/I Homes, Inc. (1)	6,289	150,496
Macy's, Inc.	79,317	2,754,679
MarineMax, Inc. (1)	3,062	65,067
Marriott Vacations Worldwide Corp.	1,876	209,643
Mattel, Inc. (1)	9,082	142,587
Meritage Homes Corp. (1)	10,053	401,115
MGM Resorts International	15,470	431,768
Michael Kors Holdings Ltd. (1)	2,216	151,929
Modine Manufacturing Co. (1)	11,530	171,797
Mohawk Industries, Inc. (1)	73,818	12,943,986
Monarch Casino & Resort, Inc. (1)	904	41,087
Motorcar Parts of America, Inc. (1)	5,318	124,707
Movado Group, Inc.	4,196	175,812
Murphy USA, Inc. (1)	106,780	9,125,419
Nautilus, Inc. (1)	728	10,156
New Home Company, Inc. (1)	3,717	29,959
New York & Company, Inc. (1)	2,674	10,322
Newell Brands, Inc.	347,648	7,057,254
Nordstrom, Inc.	153,518	9,181,912
Norwegian Cruise Line Holdings Ltd. (1)	6,870	394,544
Office Depot, Inc.	659,406	2,116,693
Oxford Industries, Inc.	80,450	7,256,590
Papa John's International, Inc.	3,338	171,173
Party City Holdings, Inc. (1)	14,837	201,041
Penn National Gaming, Inc. (1)	16,712	550,159
Penske Automotive Group, Inc.	44,354	2,101,936
Perry Ellis International, Inc. (1)	3,525	96,338
Pier 1 Imports, Inc.	23,305	34,958
Pulte Group, Inc.	6,035	149,487
PVH Corp.	84,030	12,133,932
Qurate Retail, Inc. (1)	14,409	320,024
Ralph Lauren Corp.	1,864	256,393
RCI Hospitality Holdings, Inc.	642	19,010
Red Lion Hotels Corp. (1)	4,448	55,600
Red Robin Gourmet Burgers, Inc. (1)	3,649	146,507
Regis Corp. (1)	9,829	200,806
Rent-A-Center, Inc. (1)	12,460	179,175
Rocky Brands, Inc.	1,957	55,383
Royal Caribbean Cruises Ltd.	5,652	734,421
Sally Beauty Holdings, Inc. (1)	24,608	452,541
Sears Holdings Corp. (1)	8,579	8,303
Service Corp. International	3,089	136,534
ServiceMaster Global Holdings, Inc. (1)	174,825	10,844,395
Shiloh Industries, Inc. (1)	3,241	35,651
Shoe Carnival, Inc.	2,892	111,342
Signet Jewelers Ltd.	121,261	7,994,738
Six Flags Entertainment Corp.	249,625	17,428,818
Skechers USA, Inc. (1)	2,298	64,183
Sonic Automotive, Inc.	6,796	131,503
Sonic Corp.	4,266	184,888
Sonos, Inc. (1)	2,393	38,384
Speedway Motorsports, Inc.	2,914	52,015
Standard Motor Products, Inc.	5,912	290,989
Stoneridge, Inc. (1)	187,116	5,561,088
Sturm, Ruger & Company, Inc.	22,500	1,553,625
Superior Industries International, Inc.	6,933	118,208
Tapestry, Inc.	7,808	392,508
Taylor Morrison Home Corp. (1)	26,508	478,204
Tenneco, Inc.	50,501	2,128,112
The Habit Restaurants, Inc. (1)	5,496	87,661
The Michaels Companies, Inc. (1)	3,003	48,739
Thor Industries, Inc.	46,820	3,918,834
Tiffany & Co.	3,468	447,268
Tile Shop Holdings, Inc.	4,937	35,300
Tilly's, Inc.	3,515	66,609
Toll Brothers, Inc.	61,569	2,033,624
Tower International, Inc.	5,571	168,523
Town Sports International Holdings, Inc. (1)	3,372	29,168
Tractor Supply Co.	32,400	2,944,512
Travelport Worldwide Ltd.	162,769	2,745,913
TRI Pointe Group, Inc. (1)	40,016	496,198
Tupperware Brands Corp.	13,983	467,731
Under Armour, Inc. - Class A (1)	1,404	29,793
Under Armour, Inc. - Class C (1)	1,663	32,362
Unifi, Inc. (1)	4,268	120,912
Universal Electronics, Inc. (1)	3,732	146,854
Vera Bradley, Inc. (1)	6,506	99,282
VF Corp.	2,509	234,466
Vista Outdoor, Inc. (1)	15,969	285,685
Visteon Corp. (1)	64,671	6,007,936
Vuzix Corp. (1)	207	1,356
Weight Watchers International, Inc. (1)	662	47,657
Weyco Group, Inc.	1,663	58,504
Whirlpool Corp.	44,238	5,253,263
William Lyon Homes (1)	7,094	112,724
Williams-Sonoma, Inc.	55,385	3,639,902
Wingstop, Inc.	633	43,215
Wolverine World Wide, Inc.	415,710	16,233,476
Wyndham Destinations, Inc.	134,416	5,828,278
Wyndham Hotels & Resorts, Inc.	177,796	9,880,124
Yum China Holdings, Inc.	11,532	404,889
Zoe's Kitchen, Inc. (1)	5,383	68,472
Zumiez, Inc. (1)	3,518	92,699
		471,431,705
Consumer Staples - 2.07%
Alico, Inc.	881	29,778
Archer-Daniels-Midland Co.	18,985	954,376
B&G Foods, Inc.	16,362	449,137
BJ's Wholesale Club Holdings, Inc. (1)	5,174	138,560
Bunge Ltd.	4,747	326,166
Cal-Maine Foods, Inc.	5,118	247,199
Campbell Soup Co.	1,895	69,414
Casey's General Stores, Inc.	126,464	16,327,767
Central Garden & Pet Co. (1)	610	21,984
Central Garden & Pet Co. - Class A (1)	2,811	93,157
Church & Dwight Co., Inc.	1,287	76,409
Clorox Co.	551	82,876
Coca-Cola European Partners Plc	170,184	7,738,267
Conagra Brands, Inc.	13,219	449,049
Coty, Inc.	15,802	198,473
Darling Ingredients, Inc. (1)	45,557	880,161
Dean Foods Co.	96,868	687,763
Diplomat Pharmacy, Inc. (1)	3,293	63,917
Edgewell Personal Care Co. (1)	14,933	690,353
Energizer Holdings, Inc.	827	48,504
Farmer Brothers Co. (1)	2,717	71,729
Flowers Foods, Inc.	5,977	111,531
Fresh Del Monte Produce, Inc.	55,842	1,892,485
General Mills, Inc.	64,600	2,772,632
Herbalife Ltd. (1)	3,009	164,141
Hormel Foods Corp.	9,236	363,898
Hostess Brands, Inc. (1)	27,455	303,927
Ingles Markets, Inc.	3,855	132,034
Ingredion, Inc.	24,805	2,603,533
Inter Parfums, Inc.	340	21,913
J & J Snack Foods Corp.	60,890	9,187,692
Kellogg Co.	4,236	296,605
Kroger Co.	353,742	10,297,430
Lamb Weston Holdings, Inc.	4,974	331,268
Lancaster Colony Corp.	44,392	6,623,730
Landec Corp. (1)	7,278	104,803
Limoneira Co.	2,885	75,327
McCormick & Co., Inc.	3,895	513,166
MGP Ingredients, Inc.	428	33,804
Molson Coors Brewing Co.	59,184	3,639,816
Natural Grocers by Vitamin Cottage, Inc. (1)	2,406	40,637
Nature's Sunshine Products, Inc. (1)	2,679	23,441
Nomad Foods Ltd. (1)	346,178	7,013,566
Nu Skin Enterprises, Inc.	1,281	105,580
Oil-Dri Corp. of America	1,348	51,979
Pilgrim's Pride Corp. (1)	113,481	2,052,871
Pinnacle Foods, Inc.	4,003	259,434
Post Holdings, Inc. (1)	946	92,746
Pyxus International, Inc. (1)	2,466	56,718
Revlon, Inc. (1)	347	7,738
Rite Aid Corp. (1)	293,416	375,573
Sanderson Farms, Inc.	20,859	2,156,195
Seaboard Corp.	9	33,390
Seneca Foods Corp. (1)	1,986	66,928
Smart & Final Stores, Inc. (1)	6,674	38,042
SpartanNash Co.	9,879	198,173
Spectrum Brands Holdings, Inc.	726	54,247
SUPERVALU, Inc. (1)	10,665	343,626
The Andersons, Inc.	7,528	283,429
The Hain Celestial Group, Inc. (1)	3,208	87,001
The Hershey Co.	466	47,532
The J. M. Smucker Co.	35,526	3,645,323
The Simply Good Foods Co. (1)	16,782	326,410
Tootsie Roll Industries, Inc.	3,834	112,145
TreeHouse Foods, Inc. (1)	1,832	87,661
Tyson Foods, Inc.	62,886	3,743,604
U.S. Foods Holding Corp. (1)	6,892	212,411
United Natural Foods, Inc. (1)	42,466	1,271,857
Universal Corp.	51,154	3,325,010
Vector Group Ltd.	16,041	221,043
Village Super Market, Inc.	2,289	62,261
Weis Markets, Inc.	2,658	115,357
		95,626,702
Energy - 6.56%
Abraxas Petroleum Corp. (1)	2,676	6,235
Adams Resources & Energy, Inc.	603	25,603
Alta Mesa Resources, Inc. (1)	28,061	117,295
Amyris, Inc. (1)	7,471	59,320
Anadarko Petroleum Corp.	131,681	8,876,616
Andeavor	74,709	11,467,831
Antero Resources Corp. (1)	3,895	68,980
Apache Corp.	12,178	580,525
Apergy Corp. (1)	137,511	5,989,979
Approach Resources, Inc. (1)	11,164	24,896
Arch Coal, Inc.	5,047	451,202
Archrock, Inc.	35,572	433,978
Ardmore Shipping Corp. (1)	9,255	60,158
Baker Hughes a GE Co.	203,275	6,876,793
Basic Energy Services, Inc. (1)	5,332	53,267
Berry Petroleum Corp.	2,254	39,715
Bonanza Creek Energy, Inc. (1)	5,309	158,102
Bristow Group, Inc. (1)	8,860	107,472
C&J Energy Services, Inc. (1)	17,915	372,632
Cabot Oil & Gas Corp.	3,956	89,089
California Resources Corp. (1)	12,575	610,265
Callon Petroleum Co. (1)	833,374	9,992,154
CARBO Ceramics, Inc. (1)	5,668	41,093
Carrizo Oil & Gas, Inc. (1)	151,000	3,805,200
Centennial Resource Development, Inc. (1)	6,120	133,722
Cheniere Energy, Inc. (1)	2,385	165,734
Chesapeake Energy Corp. (1)	30,544	137,143
Cimarex Energy Co.	129,721	12,056,270
Clean Energy Fuels Corp. (1)	39,062	101,561
Cloud Peak Energy, Inc. (1)	20,226	46,520
CNX Resources Corp. (1)	7,145	102,245
Concho Resources, Inc. (1)	5,750	878,312
CONSOL Energy, Inc. (1)	4,575	186,706
Continental Resources, Inc. (1)	284,494	19,425,250
CVR Energy, Inc.	260	10,457
Dawson Geophysical Co. (1)	6,335	39,214
Delek U.S. Holdings, Inc.	1,905	80,829
Denbury Resources, Inc. (1)	68,003	421,619
Devon Energy Corp.	17,276	690,003
DHT Holdings, Inc.	25,108	118,008
Diamond Offshore Drilling, Inc. (1)	17,999	359,980
Diamondback Energy, Inc.	45,395	6,136,950
Dorian LPG Ltd. (1)	7,583	60,437
Dril-Quip, Inc. (1)	10,401	543,452
Earthstone Energy, Inc. (1)	5,425	50,886
Eclipse Resources Corp. (1)	12,754	15,177
Energen Corp. (1)	116,489	10,037,857
Energy Fuels, Inc. (1)	23,436	76,870
Energy XXI Gulf Coast, Inc. (1)	7,286	60,911
Enerplus Corp.	294,232	3,630,823
EP Energy Corp. (1)	11,834	27,692
EQT Corp.	339,844	15,031,300
Era Group, Inc. (1)	5,585	68,975
Exterran Corp. (1)	9,097	241,343
Extraction Oil & Gas, Inc. (1)	3,694	41,705
Forum Energy Technologies, Inc. (1)	1,118,543	11,576,920
Franks International (1)	20,056	174,086
Frontline Ltd./Bermuda (1)	21,078	122,463
FTS International, Inc. (1)	9,028	106,440
GasLog Ltd.	11,255	222,286
Golar LNG Ltd.	26,164	727,359
Goodrich Petroleum Corp. (1)	761	10,684
Green Plains, Inc.	11,163	192,004
Gulfmark Offshore, Inc. (1)	1,117	41,664
Gulfport Energy Corp. (1)	433,497	4,512,704
Halcon Resources Corp. (1)	37,289	166,682
Hallador Energy Co.	4,975	30,945
Helix Energy Solutions Group, Inc. (1)	39,060	385,913
Helmerich & Payne, Inc.	3,574	245,784
Hess Corp.	9,006	644,649
HighPoint Resources Corp. (1)	30,289	147,810
HollyFrontier Corp.	5,516	385,568
Independence Contract Drilling, Inc. (1)	6,085	30,060
International Seaways, Inc. (1)	5,948	119,079
Isramco, Inc. (1)	152	18,552
Keane Group, Inc. (1)	1,090	13,483
KLX Energy Services Holdings, Inc. (1)	5,615	179,743
Kosmos Energy Ltd. (1)	6,552	61,261
Laredo Petroleum, Inc. (1)	190,437	1,555,870
Marathon Oil Corp.	28,959	674,166
Marathon Petroleum Corp.	197,883	15,824,704
Matador Resources Co. (1)	472,823	15,626,800
Matrix Service Co. (1)	7,268	179,156
McDermott International, Inc. (1)	201,800	3,719,174
Midstates Petroleum Co, Inc. (1)	4,012	35,747
Murphy Oil Corp.	5,597	186,604
Nabors Industries Ltd.	11,901	73,310
NACCO Industries, Inc.	1,033	33,831
National Oilwell Varco, Inc.	12,982	559,265
Natural Gas Services Group, Inc. (1)	3,480	73,428
NCS Multistage Holdings, Inc. (1)	2,522	41,638
Newfield Exploration Co. (1)	117,061	3,374,869
Newpark Resources, Inc. (1)	24,893	257,643
Nine Energy Service, Inc. (1)	4,105	125,531
Noble Corp. Plc (1)	68,165	479,200
Noble Energy, Inc.	331,244	10,331,500
Nordic American Tankers Ltd.	37,275	77,905
Northern Oil & Gas, Inc. (1)	40,493	161,972
Nuverra Environmental Solutions, Inc. (1)	566	6,294
Oasis Petroleum, Inc. (1)	74,943	1,062,692
Ocean Rig UDW, Inc. (1)	15,167	525,082
Oceaneering International, Inc. (1)	27,514	759,386
Oil States International, Inc. (1)	16,562	549,858
ONEOK, Inc.	8,173	554,048
Overseas Shipholding Group, Inc. (1)	15,928	50,173
Panhandle Oil and Gas, Inc.	2,038	37,601
Par Petroleum Corp. (1)	8,138	166,015
Parsley Energy, Inc. (1)	2,741	80,174
Patterson-UTI Energy, Inc.	7,473	127,863
PBF Energy, Inc.	95,022	4,742,548
PDC Energy, Inc. (1)	18,366	899,199
Peabody Energy Corp.	21,719	774,065
PHI, Inc. (1)	2,985	27,880
Pioneer Energy Services Corp. (1)	20,233	59,687
Pioneer Natural Resources Co.	73,082	12,730,154
QEP Resources, Inc. (1)	1,238,254	14,017,035
Quintana Energy Services, Inc. (1)	1,552	11,392
Range Resources Corp.	7,044	119,678
Renewable Energy Group, Inc. (1)	9,374	269,971
Resolute Energy Corp. (1)	5,708	215,819
REX American Resources Corp. (1)	1,626	122,844
RigNet, Inc. (1)	3,642	74,115
Ring Energy, Inc. (1)	601	5,956
Rowan Co. Plc (1)	35,256	663,870
RPC, Inc.	1,111	17,198
SandRidge Energy, Inc. (1)	8,700	94,569
Scorpio Tankers, Inc.	80,304	161,411
SEACOR Holdings, Inc. (1)	4,805	237,415
SEACOR Marine Holdings, Inc. (1)	4,577	103,578
Select Energy Services, Inc. (1)	418,878	4,959,516
SemGroup Corp.	21,938	483,733
Ship Finance International Ltd.	23,358	324,676
SilverBow Resources, Inc. (1)	2,052	54,727
SM Energy Co.	3,711	117,008
Smart Sand, Inc. (1)	5,753	23,645
Southwestern Energy Co. (1)	163,580	835,894
SRC Energy, Inc. (1)	366,900	3,261,741
Superior Energy Services, Inc. (1)	42,419	413,161
Talos Energy, Inc. (1)	5,645	185,269
Targa Resources Corp.	7,517	423,282
TechnipFMC Plc	160,714	5,022,313
Teekay Corp.	18,735	126,274
Teekay Tankers Ltd.	51,576	50,947
TETRA Technologies, Inc. (1)	4,488	20,241
The Williams Companies, Inc.	41,360	1,124,578
Tidewater, Inc. (1)	6,723	209,690
Transocean Ltd. (1)	14,584	203,447
Ultra Petroleum Corp. (1)	46,468	52,044
Unit Corp. (1)	14,626	381,154
U.S. Silica Holdings, Inc.	8,693	163,689
Valero Energy Corp.	60,900	6,927,375
W&T Offshore, Inc. (1)	26,282	253,358
Weatherford International Plc (1)	34,331	93,037
Whiting Petroleum Corp. (1)	3,014	159,863
WildHorse Resource Development Corp. (1)	579	13,688
World Fuel Services Corp.	18,547	513,381
WPX Energy, Inc. (1)	2,146,049	43,178,506
		303,638,610
Financials - 23.91%
1st Constitution Bancorp	2,141	44,319
1st Source Corp.	4,342	228,476
Access National Corp.	4,184	113,428
ACNB Corp.	1,896	70,531
Affiliated Managers Group, Inc.	1,797	245,686
AG Mortgage Investment Trust, Inc.	7,563	137,495
AGNC Investment Corp.	16,282	303,334
Alleghany Corp.	37,802	24,666,939
Allegiance Bancshares, Inc. (1)	134,145	5,593,846
Allstate Corp.	215,971	21,316,338
Ally Financial, Inc.	195,656	5,175,101
Amalgamated Bank (1)	2,349	45,312
Ambac Financial Group, Inc. (1)	5,504	112,392
American Equity Investment Life Holding Co.	24,957	882,480
American Financial Group, Inc.	28,344	3,145,334
American National Bankshares, Inc.	2,222	86,658
American National Insurance Co.	259	33,486
Ameriprise Financial, Inc.	47,243	6,975,901
AMERISAFE, Inc.	4,913	304,360
Ames National Corp.	2,339	63,738
AmTrust Financial Services, Inc.	26,397	383,284
Annaly Capital Management, Inc.	343,132	3,510,235
Anworth Mortgage Asset Corp.	26,237	121,477
Aon Plc	101,035	15,537,162
Apollo Commercial Real Estate Finance, Inc.	34,543	651,826
Arbor Realty Trust, Inc.	10,326	118,542
Arch Capital Group Ltd. (1)	11,016	328,387
Ares Capital Corp.	1,289,625	22,168,654
Ares Commercial Real Estate Corp.	7,584	105,948
Argo Group International Holdings Ltd.	9,099	573,692
Arlington Asset Investment Corp.	7,991	74,636
ARMOUR Residential REIT, Inc.	11,611	260,667
Arrow Financial Corp.	3,285	121,533
Arthur J. Gallagher & Co.	197,973	14,737,110
Aspen Insurance Holdings Ltd.	2,023	84,561
Associated Banc Corp.	5,653	146,978
Associated Capital Group, Inc.	870	37,018
Assurant, Inc.	1,788	193,015
Assured Guaranty Ltd.	77,319	3,265,181
Athene Holding Ltd. (1)	271,274	14,014,015
Atlantic Capital Bancshares, Inc. (1)	486,716	8,152,493
Auburn National Bancorporation, Inc.	682	26,134
AXA Equitable Holdings, Inc.	4,621	99,120
Axis Capital Holdings Ltd.	2,482	143,236
B. Riley Financial, Inc.	5,716	129,467
Banc of California, Inc.	444,513	8,401,296
BancFirst Corp.	3,903	233,985
Banco Latinoamericano De Comerico	46,658	976,085
BancorpSouth Bank	593,120	19,395,024
Bank of Commerce Holdings	4,111	50,154
Bank of Hawaii Corp.	1,388	109,527
Bank of Marin Bancorp	1,878	157,564
Bank of NT Butterfield & Son Ltd.	577,325	29,940,075
Bank OZK	4,061	154,156
BankFinancial Corp.	3,674	58,564
BankUnited, Inc.	358,124	12,677,590
Bankwell Financial Group, Inc.	1,492	46,789
Banner Corp.	8,610	535,284
Bar Harbor Bankshares	4,292	123,266
Baycom Corp. (1)	2,929	78,146
BCB Bancorp, Inc.	3,905	54,084
Beneficial Bancorp, Inc.	19,018	321,404
Berkshire Hills Bancorp, Inc.	11,356	462,189
BGC Partners, Inc.	9,138	108,011
Blackstone Mortgage Trust, Inc.	31,155	1,044,004
Blucora, Inc. (1)	3,739	150,495
Blue Hills Bancorp, Inc.	3,369	81,193
BOK Financial Corp.	877	85,315
Boston Private Financial Holdings, Inc.	23,214	316,871
Bridge Bancorp, Inc.	4,684	155,509
Bridgewater Bancshares, Inc. (1)	1,227	15,976
Brighthouse Financial, Inc. (1)	4,023	177,978
BrightSphere Investment Group Plc	3,607	44,727
Brookline Bancorp, Inc.	21,926	366,164
Brown & Brown, Inc.	7,424	219,528
Bryn Mawr Bank Corp.	5,544	260,014
BSB Bancorp, Inc. (1)	1,673	54,540
Business First Bancshares, Inc.	2,871	76,225
Byline Bancorp, Inc. (1)	4,395	99,766
C&F Financial Corp.	905	53,169
Cadence Bancorp	13,314	347,762
Cambridge Bancorp	718	64,613
Camden National Corp.	4,269	185,445
Cannae Holdings, Inc. (1)	1,109,540	23,244,863
Capital City Bank Group, Inc.	3,106	72,494
Capitol Federal Financial, Inc.	36,041	459,162
Capstar Financial Holdings, Inc.	1,325	22,127
Capstead Mortgage Corp.	25,560	202,180
Carolina Financial Corp.	1,785	67,330
Cathay General Bancorp	109,480	4,536,851
CB Financial Services, Inc.	1,278	39,426
CBOE Holdings, Inc.	297	28,500
CBTX, Inc.	5,114	181,752
CenterState Bank Corp.	314,625	8,825,240
Central Pacific Financial Corp.	5,987	158,236
Central Valley Community Bancorp	3,066	66,256
Century Bancorp, Inc.	817	59,028
Chemical Financial Corp.	275,215	14,696,481
Chemung Financial Corp.	924	39,205
Cherry Hill Mortgage Investment Corp.	4,358	78,880
Chimera Investment Corp.	118,481	2,148,061
Cincinnati Financial Corp.	5,201	399,489
CIT Group, Inc.	66,179	3,415,498
Citizens & Northern Corp.	3,297	86,217
Citizens Financial Group, Inc.	214,452	8,271,414
Citizens, Inc. (1)	14,096	118,406
City Holding Company	3,762	288,922
Civista Bancshares, Inc.	2,707	65,212
CNA Financial Corp.	106,104	4,843,648
CNB Financial Corporation, Inc.	3,925	113,275
CNO Financial Group, Inc.	45,637	968,417
Coastal Financial Corp/WA (1)	1,536	26,112
Codorus Valley Bancorp, Inc.	2,319	72,446
Colony Credit Real Estate, Inc.	23,425	515,116
Columbia Banking System, Inc.	20,374	789,900
Columbia Financial, Inc. (1)	14,005	233,883
Comerica, Inc.	5,462	492,672
Commerce Bancshares, Inc.	3,197	211,066
Community Bank System, Inc.	13,993	854,553
Community Bankers Trust Corp. (1)	5,657	49,782
Community Financial Corp.	1,261	42,155
Community Trust Bancorp, Inc.	4,278	198,285
ConnectOne Bancorp, Inc.	6,220	147,725
County Bancorp, Inc.	1,353	33,960
Cowen, Inc. (1)	4,191	68,313
Crawford & Co.	3,541	32,613
Credit Acceptance Corp. (1)	27	11,828
Cullen/Frost Bankers, Inc.	1,932	201,778
Customers Bancorp, Inc. (1)	5,432	127,815
CVB Financial Corp.	642,201	14,333,926
Dime Community Bancshares, Inc.	9,104	162,506
Discover Financial Services	421,298	32,208,232
Donegal Group, Inc.	2,862	40,669
Donnelley Financial Solutions, Inc. (1)	4,814	86,267
Dynex Capital, Inc.	15,436	98,482
E*TRADE Financial Corp. (1)	208,917	10,945,162
Eagle Bancorp, Inc. (1)	1,690	85,514
East West Bancorp, Inc.	342,572	20,681,072
eHealth, Inc. (1)	5,323	150,428
EMC Insurance Group, Inc.	2,688	66,447
Employers Holdings, Inc.	8,980	406,794
Encore Capital Group, Inc. (1)	7,236	259,411
Enstar Group Ltd. (1)	91,848	19,150,308
Entegra Financial Corp. (1)	1,732	45,985
Enterprise Bancorp, Inc.	2,575	88,554
Enterprise Financial Services Corp.	4,251	225,516
Equity Bancshares, Inc. (1)	2,428	95,323
Erie Indemnity Co.	183	23,338
Esquire Financial Holdings, Inc. (1)	995	24,835
ESSA Bancorp, Inc.	2,643	42,975
Essent Group Ltd. (1)	118,056	5,223,978
Evans Bancorp, Inc.	1,241	58,265
Everest Re Group Ltd.	70,047	16,003,638
Exantas Capital Corp.	8,618	94,626
EZCORP, Inc. (1)	14,307	153,085
F.N.B. Corp.	827,307	10,523,345
Farmers & Merchants Bancorp, Inc.	249	10,605
Farmers National Banc Corp.	6,874	105,172
FB Financial Corp.	2,391	93,679
FBL Financial Group, Inc.	2,768	208,292
FCB Financial Holdings, Inc. (1)	363,158	17,213,689
Federal Agricultural Mortgage Corp.	1,763	127,253
Federated Investors, Inc.	7,178	173,133
FedNat Holding Co.	1,481	37,736
Ferroglobe Representation & Warranty Insurance Trust (1)(3)	11,189	–
FGL Holdings (1)	39,375	352,406
Fidelity D&D Bancorp, Inc.	716	49,390
Fidelity Southern Corp.	6,008	148,878
Fifth Third Bancorp	810,047	22,616,512
Financial Institutions, Inc.	4,280	134,392
First American Financial Corp.	313,492	16,173,052
First Bancorp NC	8,129	329,306
First Bancorp PR (1)	59,127	538,056
First Bancorp, Inc.	2,843	82,362
First Bancshares, Inc.	3,491	136,324
First Bank/Hamilton NJ	4,350	57,202
First Busey Corp.	12,248	380,300
First Business Financial Services, Inc.	2,342	54,288
First Choice Bancorp	2,558	69,296
First Citizens Bancshares, Inc.	272	123,020
First Commonwealth Financial Corp.	27,814	448,918
First Community Bancshares, Inc.	4,455	150,935
First Community Corp/SC	1,963	47,505
First Connecticut Bancorp, Inc.	3,015	89,093
First Defiance Financial Corp.	5,517	166,117
First Financial Bancorp	26,607	790,228
First Financial Corp.	3,442	172,788
First Financial Northwest, Inc.	1,987	32,925
First Foundation, Inc. (1)	7,136	111,464
First Guaranty Bancshares, Inc.	1,327	34,091
First Hawaiian, Inc.	3,586	97,396
First Horizon National Corp.	10,977	189,463
First Internet Bancorp	2,723	82,915
First Interstate BancSystem, Inc.	9,199	412,115
First Merchants Corp.	13,773	619,647
First Mid-Illinois Bancshares, Inc.	3,508	141,478
First Midwest Bancorp, Inc.	28,544	758,985
First Northwest Bancorp (1)	2,672	41,149
First of Long Island Corp.	6,795	147,780
First Republic Bank	5,466	524,736
First Savings Financial Group, Inc.	488	33,321
First United Corp.	2,004	37,675
Flagstar Bancorp, Inc. (1)	8,232	259,061
Flushing Financial Corp.	7,611	185,708
FNF Group	8,920	351,002
Focus Financial Partners, Inc. (1)	2,228	105,741
Franklin Financial Network, Inc. (1)	3,617	141,425
Franklin Resources, Inc.	10,471	318,423
FS Bancorp, Inc.	382	21,285
Fulton Financial Corp.	47,919	797,851
GAIN Capital Holdings, Inc.	7,305	47,482
GAMCO Investors, Inc.	1,235	28,924
Genworth Financial, Inc. (1)	140,400	585,468
German American Bancorp, Inc.	4,469	157,666
Glacier Bancorp, Inc.	348,283	15,007,514
Global Indemnity Ltd.	1,879	70,838
Goosehead Insurance, Inc. (1)	2,777	94,057
Granite Point Mortgage Trust, Inc.	9,910	191,065
Great Ajax Corp.	4,673	63,600
Great Southern Bancorp, Inc.	3,074	170,146
Great Western Bancorp, Inc.	16,504	696,304
Green Bancorp, Inc.	5,995	132,489
Greene County Bancorp, Inc.	160	5,136
Greenhill & Co, Inc.	692	18,234
Greenlight Capital Re Ltd. (1)	8,256	102,374
Guaranty Bancorp	1,263	37,511
Guaranty Bancshares, Inc.	2,046	61,851
Hallmark Financial Services, Inc. (1)	3,452	37,972
Hancock Whitney Corp.	23,686	1,126,269
Hanmi Financial Corp.	7,825	194,843
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,423	309,662
Hanover Insurance Group, Inc.	1,444	178,146
HarborOne Bancorp, Inc. (1)	2,044	39,081
Harford Financial Services Group, Inc.	70,540	3,524,178
HCI Group, Inc.	2,070	90,563
Heartland Financial USA, Inc.	8,250	478,913
Heritage Commerce Corp.	1,066	15,905
Heritage Financial Corp.	233,435	8,205,240
Heritage Insurance Holdings, Inc.	5,166	76,560
Hilltop Holdings, Inc.	20,256	408,564
Hingham Institution for Savings	183	40,225
Home Bancorp, Inc.	2,208	96,004
Home Bancshares, Inc.	34,134	747,535
HomeStreet, Inc. (1)	6,943	183,990
HomeTrust Bancshares, Inc. (1)	3,370	98,236
Hope Bancorp, Inc.	34,850	563,525
Horace Mann Educators Corp.	218,584	9,814,422
Horizon Bancorp	919,183	18,153,864
Howard Bancorp, Inc. (1)	2,995	53,012
Huntington Bancshares, Inc.	1,440,162	21,487,217
IBERIABANK Corp.	233,920	19,029,392
Impac Mortgage Holdings, Inc. (1)	2,960	22,170
Independence Holding Co.	1,268	45,521
Independent Bank Corp.	214,418	17,710,927
Independent Bank Corp. MI	4,247	100,442
Independent Bank Group, Inc.	4,456	295,433
Interactive Brokers Group, Inc.	200	11,062
International Bancshares Corp.	15,452	695,340
INTL FCStone, Inc. (1)	4,403	212,753
Invesco Ltd.	13,786	315,424
Invesco Mortgage Capital, Inc.	31,200	493,584
Investar Holding Corp.	1,673	44,920
Investment Technology Group, Inc.	7,618	165,006
Investors Bancorp, Inc.	68,669	842,569
Investors Title Co.	328	55,071
James River Group Holdings Ltd.	3,743	159,527
Jefferies Financial Group, Inc.	10,119	222,213
Kearny Financial Corp.	18,345	254,078
Kemper Corp.	6,032	485,274
KeyCorp	789,576	15,704,667
Kingstone Cos, Inc.	1,887	35,853
KKR Real Estate Finance Trust, Inc.	4,929	99,418
Ladder Capital Corp.	24,230	410,456
Ladenburg Thalmann Financial Services, Inc.	3,838	10,363
Lakeland Bancorp, Inc.	12,542	226,383
Lakeland Financial Corp.	1,839	85,477
Lazard Ltd.	71,818	3,456,600
LCNB Corp.	2,559	47,725
LegacyTexas Financial Group, Inc.	129,915	5,534,379
Legg Mason, Inc.	107,321	3,351,635
LendingClub Corp. (1)	87,630	340,004
Level One Bancorp, Inc.	352	9,786
Lincoln National Corp.	88,705	6,001,780
Live Oak Bancshares, Inc.	3,424	91,763
Loews Corp.	180,808	9,081,986
Luther Burbank Corp.	5,917	64,377
M&T Bank Corp.	4,938	812,499
Macatawa Bank Corp.	6,596	77,239
Maiden Holdings Ltd.	15,685	44,702
Malvern Bancorp, Inc. (1)	1,427	34,177
Markel Corp. (1)	422	501,543
Marlin Business Services Corp.	1,617	46,650
Marsh & McLennan Companies, Inc.	71,129	5,883,791
MB Financial, Inc.	21,199	977,486
MBIA, Inc. (1)	22,438	239,862
MBT Financial Corp.	5,006	56,568
Mercantile Bank Corp.	4,529	151,133
Merchants Bancorp	3,117	79,234
Mercury General Corp.	924	46,348
Meridian Bancorp, Inc.	11,292	191,964
Metropolitan Bank Holding Corp. (1)	1,755	72,166
MFA Financial, Inc.	14,532	106,810
MGIC Investment Corp. (1)	585,868	7,797,903
Mid Penn Bancorp, Inc.	1,243	36,233
Middlefield Banc Corp.	824	38,810
Midland States Bancorp, Inc.	2,761	88,628
MidSouth Bancorp, Inc.	4,298	66,189
MidWestOne Financial Group, Inc.	3,008	100,196
Moody's Corp.	46,974	7,854,053
MutualFirst Financial, Inc.	1,657	61,060
MVB Financial Corp.	2,290	41,266
Nasdaq OMX Group, Inc.	154,338	13,242,200
National Bank Holdings Corp.	5,287	199,056
National Bankshares, Inc.	1,913	86,946
National Commerce Corp. (1)	2,773	114,525
National General Holdings Corp.	79,902	2,144,570
National Western Life Group, Inc. - Class A	630	201,096
Navient Corp.	559,390	7,540,577
Navigators Group, Inc.	292,648	20,221,977
NBT Bancorp, Inc.	11,836	454,266
Nelnet, Inc.	5,231	299,056
New Residential Investment Corp.	1,292,088	23,025,008
New York Community Bancorp, Inc.	16,314	169,176
New York Mortgage Trust, Inc.	164,109	997,783
NI Holdings, Inc. (1)	3,104	52,364
Nicolet Bankshares, Inc. (1)	2,348	127,989
NMI Holdings, Inc. (1)	3,064	69,400
Northeast Bancorp	1,590	34,503
Northern Trust Corp.	5,168	527,808
Northfield Bancorp, Inc.	11,935	190,005
Northrim BanCorp, Inc.	1,841	76,494
Northwest Bancshares, Inc.	26,460	458,287
Norwood Financial Corp.	1,572	61,560
Oak Valley Bancorp	1,737	34,132
OceanFirst Financial Corp.	13,255	360,801
Oconee Federal Financial Corp.	152	4,093
Ocwen Financial Corp. (1)	31,971	125,966
OFG Bancorp	12,067	194,882
Ohio Valley Banc Corp.	1,130	41,415
Old Line Bancshares, Inc.	3,878	122,700
Old National Bancorp	41,988	810,368
Old Republic International Corp.	142,646	3,192,417
Old Second Bancorp, Inc.	8,043	124,264
On Deck Capital, Inc. (1)	2,025	15,329
OneMain Holdings, Inc. (1)	2,428	81,605
OP Bancorp (1)	3,317	38,477
Oppenheimer Holdings, Inc.	2,715	85,794
Opus Bank	5,542	151,851
Orchid Island Capital, Inc.	13,995	101,464
Origin Bancorp, Inc.	3,185	119,915
Oritani Financial Corp.	10,879	169,168
Orrstown Financial Services, Inc.	2,001	47,624
Pacific City Financial Corp.	2,827	54,674
Pacific Mercantile Bancorp (1)	4,189	39,167
Pacific Premier Bancorp, Inc. (1)	8,527	317,204
PacWest Bancorp	266,895	12,717,547
Park National Corp.	3,824	403,661
Parke Bancorp, Inc.	1,883	42,273
PCSB Financial Corp.	3,870	78,716
PDL Community Bancorp (1)	2,458	37,140
Peapack Gladstone Financial Corp.	5,057	156,211
PennantPark Investment Corp.	163,500	1,219,710
Penns Woods Bancorp, Inc.	1,228	53,357
PennyMac Mortgage Investment Trust	16,696	337,927
Peoples Bancorp of North Carolina, Inc.	1,204	34,723
Peoples Bancorp, Inc.	4,953	173,504
Peoples Financial Services Corp.	1,883	79,839
People's United Financial, Inc.	11,522	197,257
PHH Corp. (1)	8,872	97,503
Pinnacle Financial Partners, Inc.	1,444	86,857
Piper Jaffray Cos.	3,930	300,056
PJT Partners, Inc.	422	22,092
Popular, Inc.	43,936	2,251,720
PRA Group, Inc. (1)	12,472	448,992
Premier Financial Bancorp, Inc.	3,121	57,707
Principal Financial Group, Inc.	82,434	4,829,808
ProAssurance Corp.	14,791	694,437
Prospect Capital Corp.	136,400	999,812
Prosperity Bancshares, Inc.	2,222	154,096
Protective Insurance Corp.	2,796	64,168
Provident Bancorp, Inc. (1)	1,087	31,469
Provident Financial Services, Inc.	17,270	423,979
Prudential Bancorp, Inc.	2,311	40,003
QCR Holdings, Inc.	3,607	147,346
Radian Group, Inc.	302,357	6,249,719
Raymond James Financial, Inc.	155,721	14,334,118
RBB Bancorp	3,773	92,439
Redwood Trust, Inc.	23,200	376,768
Regional Management Corp. (1)	1,445	41,659
Regions Financial Corp.	1,107,306	20,319,065
Reinsurance Group of America, Inc.	282,281	40,806,541
Reliant Bancorp, Inc.	2,551	65,229
RenaissanceRe Holdings Ltd.	1,233	164,704
Renasant Corp.	13,467	554,975
Republic Bancorp, Inc.	2,697	124,332
Republic First Bancorp, Inc. (1)	9,781	69,934
Riverview Bancorp, Inc.	6,079	53,738
RLI Corp.	1,838	144,430
S & T Bancorp, Inc.	9,553	414,218
Safety Insurance Group, Inc.	4,222	378,291
Sandy Spring Bancorp, Inc.	9,588	376,904
Santander Consumer USA Holdings, Inc.	3,496	70,060
SB One Bancorp	1,936	48,787
Seacoast Banking Corp. of Florida (1)	10,542	307,826
SEI Investments Co.	194,325	11,873,258
Select Bancorp, Inc. (1)	2,873	35,625
Selective Insurance Group, Inc.	247,991	15,747,429
Shore Bancshares, Inc.	3,267	58,218
SI Financial Group, Inc.	3,119	43,666
Sierra Bancorp	3,959	114,415
Signature Bank	694	79,699
Simmons First National Corp.	25,170	741,257
SLM Corp. (1)	635,090	7,081,254
SmartFinancial, Inc. (1)	3,074	72,393
South State Corp.	94,817	7,774,994
Southern First Bancshares, Inc. (1)	1,720	67,596
Southern Missouri Bancorp, Inc.	1,905	70,999
Southern National Bancorp of Virginia, Inc.	5,225	84,645
Southside Bancshares, Inc.	9,251	321,943
Spirit of Texas Bancshares, Inc. (1)	572	12,349
Starwood Property Trust, Inc.	89,246	1,920,574
State Auto Financial Corp.	4,761	145,401
State Bank Financial Corp.	7,000	211,260
State Street Corp.	67,978	5,695,197
Sterling Bancorp	7,654	168,388
Sterling Bancorp Inc.	2,358	26,669
Stewart Information Services Corp.	6,123	275,596
Stifel Financial Corp.	19,372	993,009
Stock Yards Bancorp, Inc.	4,829	175,293
Summit Financial Group, Inc.	2,931	68,029
SunTrust Banks, Inc.	378,409	25,273,937
Sutherland Asset Management Corp.	5,026	83,683
SVB Financial Group (1)	420	130,549
Synchrony Financial	482,674	15,001,508
Synovus Financial Corp.	3,582	164,020
T. Rowe Price Group, Inc.	544	59,394
TCF Financial Corp.	174,699	4,159,583
TD Ameritrade Holding Corp.	299,530	15,824,170
Territorial Bancorp, Inc.	2,179	64,389
Texas Capital Bancshares, Inc. (1)	235,209	19,440,024
TFS Financial Corp.	1,688	25,337
The Bancorp, Inc. (1)	14,029	134,538
The Bank of Princeton (1)	1,558	47,581
Third Point Reinsurance Ltd. (1)	22,118	287,534
Timberland Bancorp, Inc.	1,807	56,451
Tiptree, Inc.	8,024	52,557
Tompkins Financial Corp.	3,952	320,863
Torchmark Corp.	57,701	5,002,100
Towne Bank	18,331	565,511
TPG RE Finance Trust, Inc.	9,783	195,856
Travelers Companies, Inc.	68,988	8,948,433
TriCo Bancshares	6,689	258,329
TriState Capital Holdings, Inc. (1)	5,049	139,352
TrustCo Bank Corp.	26,428	224,638
Trustmark Corp.	18,706	629,457
Two Harbors Investment Corp.	8,198	122,396
UMB Financial Corp.	12,598	893,198
Umpqua Holdings Corp.	7,480	155,584
Union Bankshares Corp.	18,317	705,754
Union Bankshares, Inc.	117	6,219
United Bankshares, Inc.	27,779	1,009,767
United Community Banks, Inc.	18,594	518,587
United Community Financial Corp.	13,491	130,458
United Financial Bancorp, Inc.	14,212	239,188
United Fire Group, Inc.	184,578	9,371,025
United Insurance Holdings Corp.	1,626	36,390
United Security Bancshares	3,715	41,237
Unity Bancorp, Inc.	1,812	41,495
Universal Insurance Holdings, Inc.	63,100	3,063,505
Univest Corp. of Pennsylvania	8,050	212,923
Unum Group	104,577	4,085,823
Valley National Bancorp	89,716	1,009,305
Value Line, Inc.	83	2,067
Veritex Holdings, Inc. (1)	4,619	130,533
Virtus Investment Partners, Inc.	1,720	195,650
Voya Financial, Inc.	75,253	3,737,817
W.R. Berkley Corp.	174,226	13,925,884
Waddell & Reed Financial, Inc.	21,778	461,258
Walker & Dunlop, Inc.	6,763	357,627
Washington Federal, Inc.	23,269	744,608
Washington Trust Bancorp, Inc.	3,090	170,877
Waterstone Financial, Inc.	6,414	110,000
Webster Financial Corp.	3,094	182,422
WesBanco, Inc.	14,482	645,608
West Bancorporation, Inc.	3,284	77,174
Westamerica Bancorporation	7,179	431,889
Western Alliance Bancorp (1)	1,371	77,996
Western Asset Mortgage Capital Corp.	11,822	118,456
Western New England Bancorp, Inc.	7,273	78,548
White Mountains Insurance Group Ltd.	103	96,395
Willis Towers Watson Plc	4,480	631,411
Wintrust Financial Corp.	1,869	158,753
WMIH Corp. (1)	11,300,750	15,708,043
World Acceptance Corp. (1)	1,718	196,470
WSFS Financial Corp.	6,267	295,489
Zions Bancorp	102,336	5,132,150
		1,106,099,813
Healthcare - 4.30%
AAC Holdings, Inc. (1)	1,613	12,307
Abeona Therapeutics, Inc. (1)	786	10,061
Acadia Healthcare Co., Inc. (1)	2,965	104,368
Acceleron Pharma, Inc. (1)	1,851	105,933
Achaogen, Inc. (1)	959	3,826
Achillion Pharmaceuticals, Inc. (1)	37,740	138,883
Aclaris Therapeutics, Inc. (1)	1,189	17,264
Acorda Therapeutics, Inc. (1)	10,527	206,856
Adamas Pharmaceuticals, Inc. (1)	3,130	62,663
Adverum Biotechnologies, Inc. (1)	13,873	83,932
Agilent Technologies, Inc.	10,948	772,272
Agios Pharmaceuticals, Inc. (1)	130	10,026
Akebia Therapeutics, Inc. (1)	1,801	15,903
Akorn, Inc. (1)	39,730	515,695
Albireo Pharma, Inc. (1)	2,005	66,085
Alder Biopharmaceuticals, Inc. (1)	2,908	48,418
Allakos, Inc. (1)	394	17,726
Allscripts Healthcare Solutions, Inc. (1)	729,934	10,401,559
Alnylam Pharmaceuticals, Inc. (1)	360	31,507
AMAG Pharmaceuticals, Inc. (1)	9,618	192,360
American Renal Associates Holdings, Inc. (1)	522	11,301
AMN Healthcare Services, Inc. (1)	158,830	8,688,001
Amphastar Pharmaceuticals, Inc. (1)	6,048	116,364
AngioDynamics, Inc. (1)	10,146	220,574
Anika Therapeutics, Inc. (1)	3,923	165,472
Aptinyx, Inc. (1)	624	18,071
Aquestive Therapeutics, Inc. (1)	385	6,741
Aratana Therapeutics, Inc. (1)	5,904	34,479
Arbutus Biopharma Corp. (1)	7,233	68,352
Arcus Biosciences, Inc. (1)	592	8,252
Ardelyx, Inc. (1)	12,248	53,279
Arena Pharmaceuticals, Inc. (1)	2,739	126,049
ArQule, Inc. (1)	3,301	18,684
Assertio Therapeutics, Inc. (1)	2,090	12,289
Audentes Therapeutics, Inc. (1)	648	25,654
Avanos Medical, Inc. (1)	13,036	892,966
AVEO Pharmaceuticals, Inc. (1)	12,968	42,924
Avrobio, Inc. (1)	294	15,250
Bellicum Pharmaceuticals, Inc. (1)	3,254	20,045
BioCryst Pharmaceuticals, Inc. (1)	5,054	38,562
Bio-Rad Laboratories, Inc. (1)	712	222,849
BioScrip, Inc. (1)	31,218	96,776
BioTime, Inc. (1)	18,332	43,080
Bluebird Bio, Inc. (1)	571	83,366
Boston Scientific Corp. (1)	128,378	4,942,553
Brookdale Senior Living, Inc. (1)	51,875	509,931
Bruker Corp.	1,968	65,830
Calithera Biosciences, Inc. (1)	8,057	42,299
Cambrex Corp. (1)	5,176	354,038
Cara Therapeutics, Inc. (1)	1,231	29,482
Cardinal Health, Inc.	38,660	2,087,640
CareDx, Inc. (1)	653	18,839
CASI Pharmaceuticals, Inc. (1)	1,689	7,888
Castlight Health, Inc. (1)	1,900	5,130
Catalent, Inc. (1)	3,771	171,769
Catalyst Biosciences, Inc. (1)	3,077	33,170
Cellular Biomedicine Group, Inc. (1)	1,009	18,313
Centene Corp. (1)	173,179	25,072,856
Cerner Corp. (1)	5,919	381,243
Cerus Corp. (1)	4,138	29,835
Charles River Laboratories International, Inc. (1)	440	59,198
Chimerix, Inc. (1)	12,021	46,762
Civitas Solutions, Inc. (1)	1,283	18,924
Community Health Systems, Inc. (1)	24,263	83,950
Computer Programs & Systems, Inc.	1,566	42,047
Concert Pharmaceuticals, Inc. (1)	5,897	87,511
CONMED Corp.	4,421	350,232
Corium International, Inc. (1)	1,051	9,995
Corvus Pharmaceuticals, Inc. (1)	394	3,381
Crinetics Pharmaceuticals, Inc. (1)	330	9,454
Cross Country Healthcare, Inc. (1)	9,675	84,463
CryoLife, Inc. (1)	3,301	116,195
Cymabay Therapeutics, Inc. (1)	4,045	44,819
Cytokinetics, Inc. (1)	1,146	11,288
DaVita, Inc. (1)	105,172	7,533,470
Dentsply Sirona, Inc.	7,386	278,748
Dynavax Technologies Corp. (1)	1,810	22,444
Eidos Therapeutics, Inc. (1)	497	4,960
Endo International Plc (1)	58,232	980,045
Endocyte, Inc. (1)	1,445	25,663
Envision Healthcare Corp. (1)	3,261	149,126
Epizyme, Inc. (1)	3,661	38,807
Evolent Health, Inc. (1)	14,639	415,748
Five Prime Therapeutics, Inc. (1)	9,277	129,136
FONAR Corp. (1)	1,318	32,818
Forty Seven, Inc. (1)	459	6,848
Harvard Bioscience, Inc. (1)	9,382	49,255
HCA Healthcare, Inc.	48,800	6,789,056
Henry Schein, Inc. (1)	4,442	377,703
Hill-Rom Holdings, Inc.	804	75,898
HMS Holdings Corp. (1)	2,872	94,230
Hologic, Inc. (1)	9,211	377,467
ICON Plc (1)	69,509	10,687,009
ICU Medical, Inc. (1)	20,806	5,882,896
Immune Design Corp. (1)	8,395	28,963
Immunomedics, Inc. (1)	3,739	77,883
Integer Holdings Corp. (1)	101,827	8,446,550
Integra LifeSciences Holdings Corp. (1)	570	37,546
Intra-Cellular Therapies, Inc. (1)	6,212	134,800
Invacare Corp.	9,263	134,777
IQVIA Holdings, Inc. (1)	139,081	18,044,369
Jazz Pharmaceuticals Plc (1)	48,135	8,092,938
Karyopharm Therapeutics, Inc. (1)	1,250	21,288
Kezar Life Sciences, Inc. (1)	308	6,594
Kiniksa Pharmaceuticals Ltd. (1)	269	6,860
Laboratory Corp. of America Holdings (1)	83,885	14,569,147
Lannet, Inc. (1)	66,007	313,533
Lantheus Holdings, Inc. (1)	775	11,586
LifePoint Health, Inc. (1)	23,682	1,525,121
Liquidia Technologies, Inc. (1)	321	8,805
LivaNova Plc (1)	2,859	354,430
Luminex Corp.	6,586	199,622
Magellan Health, Inc. (1)	41,858	3,015,869
Mallinckrodt Plc (1)	136,537	4,001,899
McKesson Corp.	122,224	16,213,014
Medicines Co. (1)	1,364	40,797
MEDNAX, Inc. (1)	3,134	146,232
Melinta Therapeutics, Inc. (1)	9,771	38,595
Menlo Therapeutics, Inc. (1)	2,698	26,575
Meridian Bioscience, Inc.	1,250	18,625
Minerva Neurosciences, Inc. (1)	1,354	16,993
Miragen Therapeutics, Inc. (1)	1,376	7,678
Molecular Templates, Inc. (1)	2,301	12,402
Molina Healthcare, Inc. (1)	332	49,368
Mylan (1)	17,383	636,218
Myriad Genetics, Inc. (1)	2,195	100,970
NanoString Technologies, Inc. (1)	587	10,466
NantHealth, Inc. (1)	3,740	5,872
NantKwest, Inc. (1)	6,755	24,994
National HealthCare Corp.	3,394	255,806
National Research Corp.	243	9,380
Natus Medical, Inc. (1)	240,010	8,556,357
Neos Therapeutics, Inc. (1)	538	2,609
Neuronetics, Inc. (1)	199	6,380
NewLink Genetics Corp. (1)	7,117	17,010
NextGen Healthcare, Inc. (1)	5,527	110,982
Novavax, Inc. (1)	66,257	124,563
Nymox Pharmaceutical Corp. (1)	4,590	11,291
OPKO Health, Inc. (1)	89,960	311,262
OraSure Technologies, Inc. (1)	716	11,062
Orthofix Medical, Inc. (1)	1,188	68,678
Ovid Therapeutics, Inc. (1)	1,107	6,277
Owens & Minor, Inc.	16,875	278,775
Patterson Companies, Inc.	22,769	556,702
PDL BioPharma, Inc. (1)	40,186	105,689
PerkinElmer, Inc.	3,732	363,012
Perrigo Co. Plc	4,348	307,838
PetIQ, Inc. (1)	208	8,176
Phibro Animal Health Corp.	377	16,173
Portola Pharmaceuticals, Inc. (1)	1,251	33,314
Premier, Inc. (1)	1,209	55,348
Prestige Consumer Healthcare, Inc. (1)	14,413	546,109
Prothena Corporation Plc (1)	11,051	144,547
QIAGEN NV (1)	7,490	283,721
Quest Diagnostics, Inc.	4,617	498,220
R1 RCM, Inc. (1)	2,404	24,425
Ra Pharmaceuticals, Inc. (1)	3,962	71,673
Replimune Group, Inc. (1)	364	5,860
resTORbio, Inc. (1)	2,001	30,295
Rigel Pharmaceuticals, Inc. (1)	4,089	13,126
Rockwell Medical, Inc. (1)	854	3,604
RTI Surgical, Inc. (1)	13,214	59,463
Rubius Therapeutics, Inc. (1)	598	14,352
Scholar Rock Holding Corp. (1)	264	6,798
scPharmaceuticals, Inc. (1)	2,254	13,231
SeaSpine Holdings Corp. (1)	3,293	51,239
Spectrum Pharmaceuticals, Inc. (1)	2,382	40,018
Spero Therapeutics, Inc. (1)	2,252	23,669
STERIS Plc	2,844	325,354
Surgery Partners, Inc. (1)	4,504	74,316
Syndax Pharmaceuticals, Inc. (1)	2,317	18,721
Syneos Health, Inc. (1)	15,826	815,830
Synlogic, Inc. (1)	4,444	63,149
Teleflex, Inc.	1,256	334,209
Tetraphase Pharmaceuticals, Inc. (1)	15,411	42,534
The Cooper Companies, Inc.	1,378	381,913
Tocagen, Inc. (1)	282	4,396
Translate Bio, Inc. (1)	597	5,970
Tricida, Inc. (1)	552	16,864
Triple-S Management Corp. (1)	6,264	118,327
United Therapeutics Corp. (1)	1,464	187,216
Universal Health Services, Inc.	60,626	7,750,428
Utah Medical Products, Inc.	158	14,884
Verrica Pharmaceuticals, Inc. (1)	375	6,094
Waters Corp. (1)	201	39,131
WellCare Health Plans, Inc. (1)	112	35,895
West Pharmaceutical Services, Inc.	1,902	234,840
Xeris Pharmaceuticals, Inc. (1)	316	5,555
XOMA Corp. (1)	785	13,792
Zafgen, Inc. (1)	644	7,528
Zimmer Holdings, Inc.	46,586	6,124,661
Zogenix, Inc. (1)	2,982	147,907
		198,735,313
Industrials - 16.21%
AAR Corp.	9,001	431,058
ABM Industries, Inc.	18,363	592,207
Acacia Research Corp. (1)	2,169	6,941
ACCO Brands Corp.	28,785	325,270
Actuant Corp.	8,636	240,944
Acuity Brands, Inc.	19,350	3,041,820
ADT, Inc.	3,816	35,832
Advanced Disposal Services, Inc. (1)	412,832	11,179,491
AECOM (1)	5,501	179,663
Aegion Corp. (1)	8,900	225,882
AGCO Corp.	2,266	137,750
Air Lease Corp.	178,891	8,207,519
Aircastle Ltd.	15,388	337,151
Alamo Group, Inc.	385	35,270
Alaska Air Group, Inc.	4,076	280,673
Allegion Plc	110,340	9,993,494
Allison Transmission Holdings, Inc.	544,800	28,335,048
Altra Industrial Motion Corp.	227,130	9,380,469
AMERCO	236	84,169
Ameresco, Inc. (1)	5,081	69,356
American Airlines Group, Inc.	106,146	4,387,014
American Railcar Industries, Inc.	2,010	92,661
AMETEK, Inc.	263,407	20,840,762
Apogee Enterprises, Inc.	1,234	50,989
ArcBest Corp.	6,188	300,427
Arconic, Inc.	207,837	4,574,492
Argan, Inc.	4,079	175,397
Armstrong Flooring, Inc. (1)	5,387	97,505
Armstrong World Industries, Inc. (1)	196,455	13,673,268
Astec Industries, Inc.	3,272	164,942
Atlas Air Worldwide Holdings, Inc. (1)	50,340	3,209,175
AZZ, Inc.	4,924	248,662
Babcock & Wilcox Enterprises, Inc. (1)	8,525	8,781
Barnes Group, Inc.	11,539	819,615
Beacon Roofing Supply, Inc. (1)	4,947	179,032
Blue Bird Corp. (1)	2,104	51,548
BMC Stock Holdings, Inc. (1)	372,093	6,939,534
Brady Corp.	13,106	573,387
Briggs & Stratton Corp.	11,612	223,299
BrightView Holdings, Inc. (1)	3,129	50,220
Caesarstone Ltd.	6,483	120,260
CAI International, Inc. (1)	2,650	60,605
Carlisle Companies, Inc.	1,972	240,190
Casella Waste Systems, Inc. (1)	9,100	282,646
CBIZ, Inc. (1)	14,426	341,896
CECO Environmental Corp. (1)	8,681	68,406
Charah Solutions, Inc. (1)	1,003	7,924
Chart Industries, Inc. (1)	4,809	376,689
CIRCOR International, Inc.	106,355	5,051,862
Clean Harbors, Inc. (1)	1,732	123,977
Colfax Corp. (1)	2,876	103,709
Columbus Mckinnon Corp.	2,478	97,980
CompX International, Inc.	351	4,774
Copa Holdings SA	1,064	84,950
Costamare, Inc.	13,942	90,484
Covenant Transportation Group, Inc. - Class A (1)	3,333	96,857
CRA International, Inc.	1,602	80,452
Crane Co.	23,390	2,300,406
Cubic Corp.	1,862	136,019
Cummins, Inc.	114,204	16,681,778
Curtiss-Wright Corp.	84,516	11,614,189
Daseke, Inc. (1)	11,252	90,241
Delta Air Lines, Inc.	236,129	13,655,340
Deluxe Corp.	50,290	2,863,513
Donaldson Co., Inc.	261	15,206
Dover Corp.	145,251	12,859,071
Ducommun, Inc. (1)	2,900	118,436
Dun & Bradstreet Corp.	59,576	8,490,176
DXP Enterprises, Inc. (1)	1,076	43,115
Eagle Bulk Shipping, Inc. (1)	13,643	76,674
Eastern Co.	1,563	44,389
Eaton Corp. Plc	161,470	14,004,293
Echo Global Logistics, Inc. (1)	427	13,216
EMCOR Group, Inc.	63,821	4,793,595
Encore Wire Corp.	5,631	282,113
EnerSys, Inc.	106,879	9,312,367
Engility Holdings, Inc. (1)	5,067	182,361
Ennis, Inc.	7,102	145,236
Enphase Energy, Inc. (1)	24,659	119,596
EnPro Industries, Inc.	5,231	381,497
Equifax, Inc.	2,941	384,006
ESCO Technologies, Inc.	164,623	11,202,595
Essendant, Inc.	10,387	133,161
Esterline Technologies Corp. (1)	226,318	20,583,622
Federal Signal Corp.	972	26,030
Flowserve Corp.	4,417	241,566
Fluor Corp.	74,941	4,354,072
Fortive Corp.	827	69,633
Fortune Brands Home & Security, Inc.	2,854	149,435
Forward Air Corp.	76,500	5,485,050
Foundation Building Materials, Inc. (1)	2,954	36,836
Franklin Electric Company, Inc.	736	34,776
FreightCar America, Inc. (1)	3,312	53,224
FTI Consulting, Inc. (1)	10,537	771,203
FuelCell Energy, Inc. (1)	20,864	22,324
Gardner Denver Holdings, Inc. (1)	2,476	70,170
Gates Industrial Corp. Plc (1)	1,625	31,688
GATX Corp.	10,422	902,441
Genco Shipping & Trading Ltd. (1)	2,748	38,472
Gencor Industries, Inc. (1)	1,980	23,859
General Finance Corp. (1)	1,743	27,801
Genesee & Wyoming, Inc. (1)	1,592	144,856
Gibraltar Industries, Inc. (1)	217,682	9,926,299
Global Brass and Copper Holdings, Inc.	59,597	2,199,129
GMS, Inc. (1)	503	11,670
Gorman Rupp Co.	3,843	140,269
GP Strategies Corp. (1)	3,512	59,177
GrafTech International Ltd.	2,020	39,410
Graham Corp.	2,566	72,284
Granite Construction, Inc.	2,577	117,769
Great Lakes Dredge & Dock Corp. (1)	16,145	100,099
Greenbrier Companies, Inc.	49,902	2,999,110
Griffon Corp.	9,064	146,384
H&E Equipment Services, Inc.	1,971	74,464
Harris Corp.	84,769	14,343,762
Hawaiian Holdings, Inc.	13,935	558,793
HD Supply Holdings, Inc. (1)	4,424	189,303
Heritage Crystal Clean, Inc. (1)	3,972	84,802
Herman Miller, Inc.	71,133	2,731,507
Hertz Global Holdings, Inc. (1)	15,137	247,187
Hexcel Corp.	2,358	158,104
Hub Group, Inc. (1)	3,261	148,702
Hubbell, Inc.	112,686	15,051,469
Huntington Ingalls Industries, Inc.	39,830	10,199,666
Hurco Companies, Inc.	1,769	79,782
Huron Consulting Group, Inc. (1)	6,139	303,267
Hyster-Yale Materials Handling, Inc.	2,865	176,283
ICF International, Inc.	4,468	337,111
IDEX Corp.	175	26,366
IES Holdings, Inc. (1)	2,353	45,884
IHS Markit Ltd. (1)	12,930	697,703
Infrastructure and Energy Alternatives, Inc. (1)	5,008	52,584
Ingersoll-Rand Plc	56,071	5,736,063
InnerWorkings, Inc. (1)	11,125	88,110
Insteel Industries, Inc.	535	19,196
Interface, Inc.	1,643	38,364
ITT, Inc.	150,422	9,214,852
Jacobs Engineering Group, Inc.	4,297	328,721
JetBlue Airways Corp. (1)	255,160	4,939,898
Kansas City Southern	3,452	391,043
KAR Auction Services, Inc.	372,623	22,241,867
KBR, Inc.	39,078	825,718
Kelly Services, Inc.	8,724	209,638
Kennametal, Inc.	8,712	379,495
KeyW Holding Corp. (1)	13,626	118,001
Kimball International, Inc.	1,347	22,562
Kirby Corp. (1)	2,010	165,323
KLX, Inc. (1)	14,038	881,306
Knight-Swift Transportation Holdings, Inc.	279,260	9,628,885
Knoll, Inc.	327,969	7,690,873
Kratos Defense & Security Solutions, Inc. (1)	15,482	228,824
L.B. Foster Co. (1)	2,862	58,814
L3 Technologies, Inc.	22,718	4,830,301
Lawson Products, Inc. (1)	1,342	45,494
Lennox International, Inc.	74	16,162
LSC Communications, Inc.	9,140	101,088
Lydall, Inc. (1)	3,960	170,676
Macquarie Infrastructure Corp.	2,723	125,612
Manitex International, Inc. (1)	826	8,698
ManpowerGroup, Inc.	120,931	10,395,229
Marten Transport Ltd.	5,946	125,163
Masco Corp.	356,134	13,034,504
Masonite International Corp. (1)	349,636	22,411,668
Matson, Inc.	6,428	254,806
Matthews International Corp.	8,606	431,591
Maxar Technologies Ltd.	15,738	520,456
Mercury Systems, Inc. (1)	6,422	355,265
Mesa Air Group, Inc. (1)	2,130	29,522
Milacron Holdings Corp. (1)	345,826	7,002,977
Miller Industries, Inc.	2,792	75,105
Mistras Group, Inc. (1)	1,244	26,957
Mobile Mini, Inc.	1,324	58,057
Moog, Inc.	8,163	701,773
MRC Global, Inc. (1)	10,770	202,153
MSC Industrial Direct Co., Inc.	857	75,510
Mueller Water Products, Inc.	648,947	7,469,380
Multi-Color Corp.	3,818	237,671
National Presto Industries, Inc.	1,263	163,748
Navigant Consulting, Inc.	12,476	287,697
Navistar International Corp. (1)	12,923	497,536
Nexeo Solutions, Inc. (1)	9,079	111,218
Nielsen Holdings Plc	12,038	332,971
NL Industries, Inc. (1)	2,045	12,270
NN, Inc.	7,545	117,702
Nordson Corp.	119	16,529
Northwest Pipe Co. (1)	2,582	50,995
NOW, Inc. (1)	30,037	497,112
nVent Electric Plc	191,658	5,205,431
Orion Group Holdings, Inc. (1)	4,025	30,389
Oshkosh Corp.	180,372	12,849,701
Owens Corning	221,281	12,008,920
P.A.M. Transportation Services, Inc. (1)	227	14,775
PACCAR, Inc.	144,097	9,825,974
Parker-Hannifin Corp.	89,332	16,430,835
Park-Ohio Holdings Corp.	2,543	97,524
Pentair Plc	5,375	233,006
PICO Holdings, Inc.	4,448	55,822
Pitney Bowes, Inc.	144,946	1,026,218
Powell Industries, Inc.	2,441	88,511
Preformed Line Products Co.	821	57,700
Primoris Services Corp.	3,679	91,313
Quad/Graphics, Inc.	8,686	181,016
Quanex Building Products Corp.	9,664	175,885
Quanta Services, Inc. (1)	3,543	118,265
Radiant Logistics, Inc. (1)	10,853	64,141
Regal-Beloit Corp.	57,046	4,703,443
Republic Services, Inc.	6,957	505,496
Resources Connection, Inc.	5,435	90,221
REV Group, Inc.	6,938	108,927
Rexnord Corp. (1)	25,651	790,051
Robert Half International, Inc.	230,713	16,237,581
Rockwell Collins, Inc.	4,827	678,049
Roper Technologies, Inc.	2,809	832,054
RR Donnelley & Sons Co.	19,434	104,944
Rush Enterprises, Inc. - Class A	4,488	176,423
Rush Enterprises, Inc. - Class B	624	24,891
Ryder System, Inc.	40,869	2,986,298
Safe Bulkers, Inc. (1)	14,417	41,521
Schneider National, Inc.	1,361	33,998
Scorpio Bulkers, Inc.	15,963	115,732
Sensata Technologies Holding Plc (1)	2,547	126,204
SkyWest, Inc.	14,167	834,436
Snap-on, Inc.	1,892	347,371
Southwest Airlines Co.	217,207	13,564,577
SP Plus Corp. (1)	4,400	160,600
Sparton Corp. (1)	1,312	18,932
Spirit AeroSystems Holdings, Inc.	127,517	11,689,483
Spirit Airlines, Inc. (1)	19,052	894,872
SPX Corp. (1)	2,303	76,713
SPX FLOW, Inc. (1)	11,709	608,868
Standex International Corp.	73,100	7,620,675
Stanley Black & Decker, Inc.	5,258	769,982
Steelcase, Inc.	202,179	3,740,312
Stericycle, Inc. (1)	2,830	166,064
Sterling Construction Company, Inc. (1)	5,598	80,163
Sunrun, Inc. (1)	26,973	335,544
Systemax, Inc.	812	26,747
Team, Inc. (1)	7,830	176,175
Teledyne Technologies, Inc. (1)	1,200	296,016
Terex Corp.	2,289	91,354
Tetra Tech, Inc.	980	66,934
Textainer Group Holdings Ltd. (1)	7,458	95,462
Textron, Inc.	235,358	16,821,036
The Brink's Co.	421,993	29,434,012
The Manitowoc Co., Inc. (1)	9,860	236,541
The Middleby Corp. (1)	103,223	13,351,895
The Timken Co.	388,010	19,342,299
Thermon Group Holdings, Inc. (1)	6,451	166,307
Titan International, Inc.	13,564	100,645
Titan Machinery, Inc. (1)	5,371	83,170
TriMas Corp. (1)	745,840	22,673,536
Trinity Industries, Inc.	4,882	178,876
Triton International Ltd.	14,565	484,578
Triumph Group, Inc.	13,629	317,556
TrueBlue, Inc. (1)	10,514	273,890
Tutor Perini Corp. (1)	10,344	194,467
Twin Disc, Inc. (1)	2,101	48,407
UniFirst Corp.	3,691	640,942
United Continental Holdings, Inc. (1)	86,800	7,730,408
United Rentals, Inc. (1)	25,100	4,106,360
Univar, Inc. (1)	3,311	101,515
Universal Forest Products, Inc.	1,831	64,689
U.S. Ecology, Inc.	177,160	13,065,550
U.S. Xpress Enterprises, Inc. (1)	2,470	34,086
USA Truck, Inc. (1)	277	5,604
USG Corp. (1)	2,716	117,630
Valmont Industries, Inc.	743	102,906
Vectrus, Inc. (1)	3,076	95,940
Veritiv Corp. (1)	3,157	114,915
Viad Corp.	2,371	140,482
Vicor Corp. (1)	388	17,848
Vivint Solar, Inc. (1)	6,137	31,912
VSE Corp.	2,301	76,232
Wabash National Corp.	78,610	1,433,060
WABCO Holdings, Inc. (1)	67,798	7,996,096
Wabtec Corp.	1,864	195,496
Watsco, Inc.	217	38,648
Watts Water Technologies, Inc.	3,336	276,888
Werner Enterprises, Inc.	7,452	263,428
Wesco Aircraft Holdings, Inc. (1)	10,771	121,174
WESCO International, Inc. (1)	100,289	6,162,759
Willis Lease Finance Corp. (1)	888	30,645
Willscot Corp. (1)	3,314	56,835
Xylem, Inc.	2,679	213,972
YRC Worldwide, Inc. (1)	7,184	64,512
		750,123,799
Information Technology - 12.69%
3D Systems Corp. (1)	28,876	545,756
Acacia Communications, Inc. (1)	6,472	267,747
ACI Worldwide, Inc. (1)	339,246	9,546,382
Acxiom Holdings, Inc. (1)	10,675	527,452
ADTRAN, Inc.	13,191	232,821
Advanced Energy Industries, Inc. (1)	28,100	1,451,365
Agilysys, Inc. (1)	2,171	35,387
Akamai Technologies, Inc. (1)	389	28,455
Alliance Data Systems Corp.	86,226	20,363,132
Alpha & Omega Semiconductor Ltd. (1)	5,290	61,523
Ambarella, Inc. (1)	5,281	204,269
Amdocs Ltd.	199,773	13,181,023
American Software, Inc.	3,176	38,525
Amkor Technology, Inc. (1)	234,054	1,729,659
Analog Devices, Inc.	136,618	12,631,700
Anixter International, Inc. (1)	8,150	572,945
Applied Materials, Inc.	80,700	3,119,055
Applied Optoelectronics, Inc. (1)	1,154	28,458
Arlo Technologies, Inc. (1)	1,856	26,931
ARRIS International Plc (1)	5,726	148,819
Arrow Electronics, Inc. (1)	145,002	10,689,547
Aspen Technology, Inc. (1)	119	13,555
Autodesk, Inc. (1)	1,178	183,898
Avalara, Inc. (1)	448	15,649
Avaya Holdings Corp. (1)	29,103	644,340
Avid Technology, Inc. (1)	2,842	16,853
Avnet, Inc.	533,644	23,891,242
AVX Corp.	12,799	231,022
Axcelis Technologies, Inc. (1)	9,045	177,734
AXT, Inc. (1)	10,275	73,466
Bel Fuse, Inc.	2,626	69,589
Belden, Inc.	97,778	6,982,327
Benchmark Electronics, Inc.	13,030	304,902
Booz Allen Hamilton Holding Corp.	223	11,067
Brooks Automation, Inc.	391,260	13,705,838
CA, Inc.	10,665	470,860
CACI International, Inc. (1)	116,600	21,471,890
Calix, Inc. (1)	6,356	51,484
Cardtronics Plc (1)	2,196	69,481
Casa Systems, Inc. (1)	801	11,815
CDK Global, Inc.	140,000	8,758,400
CEVA, Inc. (1)	446	12,822
ChannelAdvisor Corp. (1)	216	2,689
Check Point Software Technologies Ltd. (1)	121,175	14,258,662
Ciena Corp. (1)	39,845	1,244,758
Cirrus Logic, Inc. (1)	70,722	2,729,869
Clearfield, Inc. (1)	964	12,966
Cognizant Technology Solutions - Class A	37,203	2,870,211
Coherent, Inc. (1)	12,940	2,228,139
Cohu, Inc.	6,446	161,795
CommScope Holding Co., Inc. (1)	6,437	198,002
Comtech Telecommunications Corp.	6,313	228,973
Conduent, Inc. (1)	6,518	146,785
Control4 Corp. (1)	4,198	144,117
ConvergeOne Holdings, Inc.	1,325	12,336
Convergys Corp.	94,189	2,236,047
CoreLogic, Inc. (1)	1,044	51,584
Corning, Inc.	158,206	5,584,672
Cray, Inc. (1)	9,266	199,219
Cree, Inc. (1)	28,006	1,060,587
CSG Systems International, Inc.	1,646	66,070
CTS Corp.	9,138	313,433
Cypress Semiconductor Corp.	3,648	52,860
Daktronics, Inc.	9,521	74,645
DASAN Zhone Solutions, Inc. (1)	1,408	19,980
Dell Technologies, Inc. - VMware, Inc. (1)	6,302	612,050
Diebold Nixdorf, Inc.	21,647	97,411
Digi International, Inc. (1)	7,390	99,396
Digimarc Corp. (1)	109	3,428
Diodes, Inc. (1)	8,473	282,066
Dolby Laboratories, Inc.	2,123	148,546
DXC Technology Co.	289,187	27,044,768
EchoStar Corp. (1)	1,676	77,716
eGain Corp. (1)	746	6,043
Electro Scientific Industries, Inc. (1)	8,904	155,375
Electronics For Imaging, Inc. (1)	12,346	420,752
Entegris, Inc.	142,690	4,130,876
Euronet Worldwide, Inc. (1)	842	84,385
EVERTEC, Inc.	2,794	67,335
Evo Payments, Inc. (1)	1,002	23,948
Exela Technologies, Inc. (1)	2,530	18,039
F5 Networks, Inc. (1)	20,800	4,147,936
Fabrinet (1)	10,033	464,127
FARO Technologies, Inc. (1)	244	15,701
Fidelity National Information Services, Inc.	391,577	42,709,303
Finisar Corp. (1)	32,644	621,868
FireEye, Inc. (1)	2,265	38,505
First Solar, Inc. (1)	2,756	133,446
Fiserv, Inc. (1)	110,575	9,109,169
Fitbit, Inc. (1)	45,694	244,463
Flex Ltd. (1)	342,369	4,491,881
FLIR Systems, Inc.	4,127	253,687
FormFactor, Inc. (1)	18,882	259,628
Fusion Connect, Inc. (1)	4,674	12,012
Genpact Ltd.	3,197	97,860
Global Payments, Inc.	154,500	19,683,300
Hackett Group, Inc.	586	11,808
Harmonic, Inc. (1)	23,305	128,178
Hewlett Packard Enterprise Co.	432,700	7,057,337
HP, Inc.	834,651	21,508,956
I3 Verticals, Inc. (1)	522	11,996
Infinera Corp. (1)	41,971	306,388
Information Services Group, Inc. (1)	3,306	15,803
Insight Enterprises, Inc. (1)	6,163	333,357
Interdigital, Inc.	5,389	431,120
Jabil, Inc.	99,304	2,689,152
Juniper Networks, Inc.	261,003	7,822,260
KEMET Corp. (1)	127,069	2,357,130
Keysight Technologies, Inc. (1)	242,805	16,093,115
Kimball Electronics, Inc. (1)	7,179	141,067
KLA-Tencor Corp.	54,736	5,567,199
Knowles Corp. (1)	24,111	400,725
Kopin Corp. (1)	1,173	2,839
KVH Industries, Inc. (1)	4,584	60,050
Lam Research Corp.	46,900	7,114,730
Leidos Holdings, Inc.	172,459	11,927,264
Littelfuse, Inc.	31,062	6,146,859
LogMeIn, Inc.	572	50,965
MACOM Technology Solutions Holdings, Inc. (1)	253,013	5,212,068
Mantech International Corp.	7,370	466,521
Marvell Technology Group Ltd.	518,946	10,015,658
Maxwell Technologies, Inc. (1)	11,500	40,135
Methode Electronics, Inc.	255,848	9,261,698
MicroStrategy, Inc. (1)	2,647	372,221
MKS Instruments, Inc.	63,700	5,105,555
MoneyGram International, Inc. (1)	7,894	42,233
Monotype Imaging Holdings, Inc.	6,134	123,907
Motorola Solutions, Inc.	4,888	636,124
MTS Systems Corp.	4,932	270,027
National Instruments Corp.	734	35,474
NCR Corp. (1)	50,628	1,438,341
NeoPhotonics Corp. (1)	9,500	78,850
NetApp, Inc.	98,661	8,473,993
NETGEAR, Inc. (1)	6,665	418,895
NetScout Systems, Inc. (1)	21,660	546,915
Nuance Communications, Inc. (1)	9,573	165,804
NVE Corp.	59	6,247
Oclaro, Inc. (1)	46,887	419,170
ON Semiconductor Corp. (1)	157,500	2,902,725
OSI Systems, Inc. (1)	2,940	224,351
PAR Technology Corp. (1)	579	12,865
Park Electrochemical Corp.	2,087	40,676
PC Connection, Inc.	3,260	126,781
PDF Solutions, Inc. (1)	7,147	64,537
Perficient, Inc. (1)	5,851	155,929
Perspecta, Inc.	40,029	1,029,546
Photronics, Inc. (1)	18,747	184,658
Plexus Corp. (1)	159,437	9,328,659
Pluralsight, Inc. (1)	155	4,960
Presidio, Inc.	566,447	8,638,317
Qorvo, Inc. (1)	106,275	8,171,485
Rambus, Inc. (1)	29,438	321,169
Ribbon Communications, Inc. (1)	14,323	97,826
RingCentral, Inc. (1)	69,200	6,439,060
Rogers Corp. (1)	70,691	10,414,198
Sabre Corp.	1,639	42,745
Sanmina Corp. (1)	74,282	2,050,183
ScanSource, Inc. (1)	6,938	276,826
Seagate Technology Plc	55,900	2,646,865
SecureWorks Corp. (1)	2,277	33,358
Semtech Corp. (1)	186,409	10,364,340
Skyworks Solutions, Inc.	41,636	3,776,802
SS&C Technologies Holdings, Inc.	445	25,289
Stratasys Ltd. (1)	14,060	324,927
SunPower Corp. (1)	11,393	83,169
Sykes Enterprises, Inc. (1)	11,083	337,921
Symantec Corp.	21,079	448,561
Synaptics, Inc. (1)	8,838	403,190
SYNNEX Corp.	98,105	8,309,494
Synopsys, Inc. (1)	4,535	447,196
Syntel, Inc. (1)	940	38,521
TE Connectivity Ltd.	187,081	16,450,032
Tech Data Corp. (1)	258,698	18,515,016
Telaria, Inc. (1)	7,307	27,694
Telenav, Inc. (1)	3,679	18,579
Tenable Holdings, Inc. (1)	646	25,116
Teradata Corp. (1)	1,210	45,629
Teradyne, Inc.	5,281	195,291
The Western Union Co.	412,890	7,869,683
TiVo Corp.	33,572	417,971
Trimble, Inc. (1)	8,421	365,977
TTM Technologies, Inc. (1)	131,525	2,092,563
Ultra Clean Holdings, Inc. (1)	10,786	135,364
Unisys Corp. (1)	4,224	86,170
Veeco Instruments, Inc. (1)	13,135	134,634
Verint Systems, Inc. (1)	17,757	889,626
Versum Materials, Inc.	157,036	5,654,866
ViaSat, Inc. (1)	15,408	985,342
Viavi Solutions, Inc. (1)	40,720	461,765
Vishay Intertechnology, Inc.	110,956	2,257,955
Vishay Precision Group, Inc. (1)	687	25,694
Web.com Group, Inc. (1)	902	25,166
Western Digital Corp.	58,723	3,437,644
Worldpay, Inc. (1)	9,266	938,368
Xcerra Corp. (1)	2,146	30,623
Xerox Corp.	464,188	12,523,792
Xperi Corp.	10,580	157,113
		586,895,540
Materials - 5.83%
Advanced Emissions Solutions, Inc.	684	8,181
AdvanSix, Inc. (1)	5,552	188,490
AgroFresh Solutions, Inc. (1)	9,044	56,344
AK Steel Holding Corp. (1)	88,113	431,754
Albemarle Corp.	3,672	366,392
Alcoa Corp. (1)	6,295	254,318
Allegheny Technologies, Inc. (1)	34,796	1,028,222
American Vanguard Corp.	8,144	146,592
AptarGroup, Inc.	2,097	225,931
Ardagh Group SA	559	9,330
Ashland Global Holdings, Inc.	2,135	179,041
Avery Dennison Corp.	85,375	9,250,381
Axalta Coating Systems Ltd. (1)	4,257	124,134
Ball Corp.	11,531	507,249
Bemis, Inc.	3,074	149,396
Berry Global Group, Inc. (1)	119,272	5,771,572
Boise Cascade Co.	720	26,496
Cabot Corp.	45,170	2,833,062
Carpenter Technology Corp.	12,952	763,520
Celanese Corp.	56,990	6,496,860
Cemex SAB de CV - ADR (1)	622,680	4,383,667
Century Aluminum Co. (1)	13,111	156,939
CF Industries Holdings, Inc.	7,932	431,818
Chemours Co.	75,100	2,961,944
Clearwater Paper Corp. (1)	4,426	131,452
Cleveland-Cliffs, Inc. (1)	69,590	881,009
Coeur Mining, Inc. (1)	43,149	229,984
Commercial Metals Co.	32,436	665,587
Compass Minerals International, Inc.	783	52,618
Constellium (1)	1,106,700	13,667,745
Crown Holdings, Inc. (1)	597,197	28,665,456
Domtar Corp.	45,600	2,378,952
Eagle Materials, Inc.	177	15,088
Eastman Chemical Co.	74,662	7,146,647
Flotek Industries, Inc. (1)	14,751	35,402
FMC Corp.	251,168	21,896,826
Freeport-McMoRan, Inc.	49,250	685,560
FutureFuel Corp.	7,059	130,874
Gold Resource Corp.	1,691	8,692
Graphic Packaging Holding Co.	692,233	9,698,184
Greif, Inc. - Class A	6,570	352,546
Greif, Inc. - Class B	1,406	81,056
Hawkins, Inc.	2,634	109,179
Haynes International, Inc.	3,342	118,641
HB Fuller Co.	224,575	11,603,790
Hecla Mining Co.	115,890	323,333
Huntsman Corp.	161,087	4,386,399
Ingevity Corp. (1)	79,110	8,059,727
Innophos Holdings, Inc.	4,637	205,883
Innospec, Inc.	6,741	517,372
International Flavors & Fragrances, Inc.	1,761	244,990
International Paper Co.	91,945	4,519,097
Intrepid Potash, Inc. (1)	25,632	92,019
Kaiser Aluminum Corp.	2,220	242,113
KMG Chemicals, Inc.	365	27,579
Koppers Holdings, Inc. (1)	1,638	51,024
Kraton Corp. (1)	696	32,816
Kronos Worldwide, Inc.	145,893	2,370,761
Louisiana-Pacific Corp.	33,882	897,534
LSB Industries, Inc. (1)	5,982	58,504
Martin Marietta Materials, Inc.	182	33,115
Materion Corp.	5,586	337,953
Minerals Technologies, Inc.	148,005	10,005,138
Neenah, Inc.	784	67,659
NewMarket Corp.	20	8,110
Newmont Mining Corp.	18,034	544,627
Nucor Corp.	10,826	686,910
Nutrien Ltd.	170,973	9,865,142
Olin Corp.	5,720	146,890
Olympic Steel, Inc.	2,621	54,700
Owens-Illinois, Inc. (1)	156,527	2,941,142
Packaging Corp. of America	71,600	7,853,804
PH Glatfelter Co.	357,673	6,835,131
Platform Specialty Products Corp. (1)	3,783	47,174
PolyOne Corp.	208,649	9,122,134
PQ Group Holdings, Inc. (1)	10,197	178,142
Ramaco Resources, Inc. (1)	206	1,537
Rayonier Advanced Materials, Inc.	14,173	261,208
Reliance Steel & Aluminum Co.	94,435	8,054,361
Royal Gold, Inc.	1,283	98,868
RPM International, Inc.	3,556	230,927
Schnitzer Steel Industries, Inc.	7,263	196,464
Schweitzer-Mauduit International, Inc.	35,252	1,350,504
Scotts Miracle-Gro Co.	672	52,907
Sealed Air Corp.	2,425	97,364
Sensient Technologies Corp.	5,538	423,712
Silgan Holdings, Inc.	1,742	48,428
Sonoco Products Co.	3,365	186,758
Steel Dynamics, Inc.	357,431	16,152,307
Stepan Co.	5,634	490,214
SunCoke Energy, Inc. (1)	18,000	209,160
Synalloy Corp.	2,311	52,806
Tahoe Resources, Inc. (1)	45,949	128,198
The Mosaic Co.	279,664	9,083,487
TimkenSteel Corp. (1)	11,093	164,953
Trecora Resources (1)	5,861	82,054
Tredegar Corp.	7,125	154,256
Trinseo SA	43,166	3,379,898
Tronox Ltd.	13,991	167,193
UFP Technologies, Inc. (1)	1,872	68,796
United States Lime & Minerals, Inc.	461	36,396
United States Steel Corp.	6,007	183,093
Universal Stainless & Alloy Products, Inc. (1)	2,307	58,852
Valhi, Inc.	5,911	13,477
Valvoline, Inc.	968,899	20,841,018
Verso Corp. (1)	8,908	299,932
Vulcan Materials Co.	247	27,466
W.R. Grace & Co.	590	42,161
Warrior Met Coal, Inc.	11,949	323,101
Westlake Chemical Corp.	88	7,314
WestRock Co.	8,617	460,493
Worthington Industries, Inc.	922	39,978
		269,533,484
Real Estate - 7.51%
Acadia Realty Trust	22,365	626,891
Agree Realty Corp.	8,362	444,189
Alexander & Baldwin, Inc.	348,534	7,908,236
Alexandria Real Estate Equities, Inc.	3,266	410,830
Altisource Portfolio Solutions SA (1)	2,603	83,895
American Assets Trust, Inc.	10,887	405,976
American Campus Communities, Inc.	4,637	190,859
American Homes 4 Rent	263,179	5,760,988
American Realty Investors, Inc. (1)	613	10,372
Apartment Investment & Management Co.	5,373	237,110
Apple Hospitality REIT, Inc.	7,399	129,409
Armada Hoffler Properties, Inc.	9,408	142,155
Ashford Hospitality Trust, Inc.	23,832	152,286
AvalonBay Communities, Inc.	4,695	850,499
Bluerock Resident Growth REIT, Inc. - Class A	6,808	66,718
Boston Properties, Inc.	149,004	18,340,902
Braemar Hotels & Resorts, Inc.	7,894	92,912
Brandywine Realty Trust	5,889	92,575
Brixmor Property Group, Inc.	134,182	2,349,527
Brookfield Property REIT, Inc.	5,248	109,841
BRT Apartments Corp.	2,621	31,557
Camden Property Trust	3,056	285,950
CareTrust REIT, Inc.	20,937	370,794
CatchMark Timber Trust, Inc.	13,937	159,300
CBL & Associates Properties, Inc.	139,150	555,208
CBRE Group, Inc. (1)	5,573	245,769
Cedar Realty Trust, Inc.	24,371	113,569
Chatham Lodging Trust	117,863	2,462,158
Chesapeake Lodging Trust	16,638	533,581
City Office REIT, Inc.	8,138	102,702
Colony Capital, Inc.	15,482	94,285
Columbia Property Trust, Inc.	4,147	98,035
Community Healthcare Trust, Inc.	4,921	152,453
Consolidated-Tomoka Land Co.	791	49,263
CoreCivic, Inc.	32,923	801,017
CorEnergy Infrastructure Trust, Inc.	3,512	131,981
CorePoint Lodging, Inc.	11,343	220,621
Corporate Office Properties Trust	3,389	101,094
Cousins Properties, Inc.	117,130	1,041,286
CubeSmart	6,299	179,710
Cushman & Wakefield Plc (1)	3,348	56,883
CyrusOne, Inc.	277,540	17,596,036
DDR Corp.	131,351	1,758,790
DiamondRock Hospitality Co.	447,337	5,220,423
Digital Realty Trust, Inc.	6,985	785,673
Douglas Emmett, Inc.	313,583	11,828,351
Duke Realty Corp.	466,896	13,245,840
Easterly Government Properties, Inc.	12,890	249,679
EastGroup Properties, Inc.	78,010	7,459,316
Empire State Realty Trust, Inc.	4,493	74,629
EPR Properties	2,537	173,556
Equity Commonwealth (1)	497,281	15,957,747
Equity Residential	207,006	13,716,218
Essential Properties Realty Trust, Inc.	8,670	123,027
Essex Property Trust, Inc.	2,226	549,176
Extra Space Storage, Inc.	538	46,612
Farmland Partners, Inc.	8,997	60,280
Federal Realty Investment Trust	2,489	314,784
First Industrial Realty Trust, Inc.	27,329	858,131
Forest City Realty Trust, Inc.	7,252	181,953
Forestar Group, Inc. (1)	2,914	61,777
Four Corners Property Trust, Inc.	6,003	154,217
Franklin Street Properties Corp.	190,669	1,523,445
Front Yard Residential Corp.	13,764	149,339
FRP Holdings, Inc. (1)	1,620	100,602
Gaming and Leisure Properties, Inc.	4,327	152,527
Getty Realty Corp.	28,506	814,131
Gladstone Commercial Corp.	8,072	154,579
Gladstone Land Corp.	3,832	47,287
Global Medical REIT, Inc.	5,119	48,221
Global Net Lease, Inc.	20,080	418,668
Government Properties Income Trust	159,165	1,796,973
Gramercy Property Trust	44,557	1,222,644
Griffin Industrial Realty, Inc.	134	5,226
HCP, Inc.	15,917	418,935
Healthcare Realty Trust, Inc.	34,529	1,010,319
Healthcare Trust of America, Inc.	6,980	186,157
Hersha Hospitality Trust	9,833	222,914
Highwoods Properties, Inc.	3,393	160,353
Hospitality Properties Trust	122,046	3,519,807
Host Hotels & Resorts, Inc.	252,676	5,331,464
Hudson Pacific Properties, Inc.	4,563	149,301
Independence Realty Trust, Inc.	24,946	262,681
Industrial Logistics Properties Trust	5,533	127,314
InfraREIT, Inc.	12,251	259,109
Innovative Industrial Properties, Inc.	1,791	86,398
Investors Real Estate Trust	33,414	199,816
Invitation Homes, Inc.	10,138	232,262
Iron Mountain, Inc.	9,641	332,807
iStar, Inc.	18,267	204,042
JBG SMITH Properties	3,551	130,783
Jernigan Capital, Inc.	5,017	96,778
Jones Lang LaSalle, Inc.	1,538	221,964
Kennedy-Wilson Holdings, Inc.	17,082	367,263
Kilroy Realty Corp.	74,459	5,337,966
Kimco Realty Corp.	13,705	229,422
Kite Realty Group Trust	23,060	383,949
Lamar Advertising Co.	237	18,439
LaSalle Hotel Properties	30,790	1,065,026
Lexington Realty Trust	307,973	2,556,176
Liberty Property Trust	4,984	210,574
Life Storage, Inc.	1,471	139,980
LTC Properties, Inc.	10,925	481,902
Mack Cali Realty Corp.	153,035	3,253,524
MedEquities Realty Trust, Inc.	7,847	76,273
Medical Properties Trust, Inc.	281,404	4,195,734
Mid-America Apartment Communities, Inc.	3,843	384,992
Monmouth Real Estate Investment Corp.	18,140	303,301
National Health Investors, Inc.	34,019	2,571,496
National Retail Properties, Inc.	5,307	237,860
National Storage Affiliates Trust Co.	14,258	362,724
New Senior Investment Group, Inc.	21,063	124,272
NexPoint Residential Trust, Inc.	4,462	148,138
NorthStar Realty Europe Corp.	12,276	173,828
Omega Healthcare Investors, Inc.	166,008	5,440,082
One Liberty Properties, Inc.	4,364	121,232
Outfront Media, Inc.	86,401	1,723,700
Paramount Group, Inc.	7,131	107,607
Park Hotels & Resorts, Inc.	6,843	224,587
Pebblebrook Hotel Trust	416,032	15,131,084
Pennsylvania Real Estate Investment Trust	9,815	92,850
Physicians Realty Trust	567,832	9,573,648
Piedmont Office Realty Trust, Inc.	181,117	3,428,545
PotlatchDeltic Corp.	17,124	701,228
Preferred Apartment Communities, Inc.	11,103	195,191
Prologis, Inc.	124,611	8,447,380
PS Business Parks, Inc.	1,795	228,127
QTS Realty Trust, Inc.	265,969	11,348,897
Ramco-Gershenson Properties Trust	21,914	298,030
Rayonier, Inc.	4,422	149,508
Re/Max Holdings, Inc.	4,937	218,956
Realogy Holdings Corp.	4,275	88,236
Realty Income Corp.	9,814	558,318
Regency Centers Corp.	172,999	11,187,845
Retail Opportunity Investments Corp.	31,145	581,477
Retail Properties of America, Inc.	338,342	4,124,389
Retail Value, Inc. (1)	13,081	427,618
Rexford Industrial Realty, Inc.	25,296	808,460
RLJ Lodging Trust	48,333	1,064,776
Sabra Health Care REIT, Inc.	176,978	4,091,731
Safety Income & Growth, Inc.	2,201	41,225
Saul Centers, Inc.	388	21,728
Select Income REIT	158,391	3,475,099
Senior Housing Properties Trust	236,610	4,154,872
Seritage Growth Properties	9,070	430,734
SL Green Realty Corp.	174,177	16,987,483
Spirit MTA REIT	63,714	733,985
Spirit Realty Capital, Inc.	529,054	4,264,175
STAG Industrial, Inc.	29,478	810,645
STORE Capital Corp.	544,587	15,134,073
Stratus Properties, Inc. (1)	1,579	48,317
Summit Hotel Properties, Inc.	141,755	1,917,945
Sun Communities, Inc.	2,847	289,084
Sunstone Hotel Investors, Inc.	63,374	1,036,799
Tejon Ranch Co. (1)	5,954	129,266
Terreno Realty Corp.	16,013	603,690
The GEO Group, Inc.	26,436	665,130
The Howard Hughes Corp. (1)	159,884	19,860,790
The Macerich Co.	4,594	254,002
The St. Joe Co. (1)	9,650	162,120
Tier REIT, Inc.	14,112	340,099
Transcontinental Realty Investors, Inc. (1)	515	16,423
UDR, Inc.	9,051	365,932
UMH Properties, Inc.	1,353	21,161
Uniti Group, Inc.	5,527	111,369
Universal Health Realty Income Trust	380	28,276
Urban Edge Properties	25,696	567,368
Urstadt Biddle Properties, Inc.	8,151	173,535
Ventas, Inc.	12,103	658,161
VEREIT, Inc.	624,234	4,531,939
VICI Properties, Inc.	12,543	271,180
Vornado Realty Trust	5,835	425,955
W.P. Carey, Inc.	3,514	225,985
Washington Prime Group, Inc.	330,593	2,413,329
Washington Real Estate Investment Trust	22,109	677,641
Weingarten Realty Investors	4,117	122,522
Welltower, Inc.	12,651	813,712
Weyerhaeuser Co.	25,724	830,113
Whitestone REIT	10,636	147,628
Xenia Hotels & Resorts, Inc.	200,052	4,741,232
		347,687,510
Utilities - 6.36%
AES Corp.	146,889	2,056,446
ALLETE, Inc.	14,298	1,072,493
Alliant Energy Corp.	225,526	9,600,642
Ameren Corp.	268,456	16,971,788
American Electric Power Co., Inc.	46,570	3,300,882
American States Water Co.	3,210	196,259
American Water Works Co., Inc.	6,155	541,455
Aqua America, Inc.	6,006	221,621
AquaVenture Holdings Ltd. (1)	3,086	55,764
Artesian Resources Corp.	2,140	78,709
Atlantic Power Corp. (1)	29,805	65,571
Atlantica Yield Plc	914,775	18,826,070
Atmos Energy Corp.	3,709	348,312
Avangrid, Inc.	1,893	90,731
Avista Corp.	18,150	917,664
Black Hills Corp.	14,882	864,495
Cadiz, Inc. (1)	6,395	71,304
California Water Service Group	12,274	526,555
CenterPoint Energy, Inc.	134,189	3,710,326
Chesapeake Utilities Corp.	3,920	328,888
Clearway Energy, Inc. - Class A	9,483	180,556
Clearway Energy, Inc. - Class C	19,530	375,953
CMS Energy Corp.	345,390	16,924,110
Connecticut Water Services, Inc.	3,315	229,962
Consolidated Edison, Inc.	10,577	805,862
Consolidated Water Co., Inc.	4,071	56,383
DTE Energy Co.	116,046	12,664,100
Edison International	114,190	7,728,379
El Paso Electric Co.	11,223	641,956
Entergy Corp.	299,928	24,333,159
Evergy, Inc.	133,208	7,315,783
Eversource Energy	282,290	17,343,898
Exelon Corp.	88,500	3,863,910
FirstEnergy Corp.	297,735	11,066,810
Hawaiian Electric Industries, Inc.	3,614	128,622
IDACORP, Inc.	14,003	1,389,518
MDU Resources Group, Inc.	6,652	170,890
MGE Energy, Inc.	94,924	6,060,897
Middlesex Water Co.	661	32,006
National Fuel Gas Co.	71,753	4,022,473
New Jersey Resources Corp.	22,422	1,033,654
NiSource, Inc.	12,351	307,787
Northwest Natural Gas Co.	7,974	533,461
NorthWestern Corp.	13,959	818,835
NRG Energy, Inc.	10,235	382,789
OGE Energy Corp.	6,839	248,392
ONE Gas, Inc.	127,257	10,470,706
Ormat Technologies, Inc.	11,086	599,863
Otter Tail Corp.	11,036	528,624
Pattern Energy Group, Inc.	22,351	444,114
PG&E Corp.	96,735	4,450,777
Pinnacle West Capital Corp.	251,573	19,919,550
PNM Resources, Inc.	22,087	871,332
Portland General Electric Co.	107,143	4,886,792
PPL Corp.	23,813	696,768
Public Service Enterprise Group, Inc.	205,526	10,849,718
Pure Cycle Corp. (1)	2,456	28,367
RGC Resources, Inc.	2,024	54,061
SCANA Corp.	101,363	3,942,007
Sempra Energy	9,294	1,057,193
SJW Group	1,690	103,344
South Jersey Industries, Inc.	20,289	715,593
Southwest Gas Holdings, Inc.	13,605	1,075,203
Spire, Inc.	13,678	1,006,017
TerraForm Power, Inc.	16,734	193,278
UGI Corp.	5,864	325,335
Unitil Corp.	4,103	208,843
Vectren Corp.	2,822	201,745
Vistra Energy Corp. (1)	666,081	16,572,095
WEC Energy Group, Inc.	255,426	17,052,240
Xcel Energy, Inc.	413,194	19,506,889
York Water Co.	393	11,947
		294,278,521
Total Common Stocks (Cost $3,951,131,021)		$4,512,911,835

SHORT-TERM INVESTMENTS - 2.17%
Money Market Funds - 2.17%
Goldman Sachs Financial Square Government Fund - Class I, 1.93% (2)	50,254,063	$50,254,063
JPMorgan U.S. Government Money Market Fund - Class I, 1.94% (2)	50,254,064	50,254,064
Total Short-Term Investments (Cost $100,508,127)		$100,508,127
TOTAL INVESTMENTS IN SECURITIES - 99.72%
(Cost $4,051,639,148)		$4,613,419,962
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.28%		13,069,540
TOTAL NET ASSETS - 100.00%		$4,626,489,502
Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.
(3)	Security is categorized as Level 3 per the Trust's fair value hierarchy. The value of this security totals $0, which represents 0.00% of total net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder International Equity Fund
Schedule of Investments
September 30, 2018 (Unaudited)
	Shares	Value
COMMON STOCKS - 96.09%
Australia - 2.22%
AGL Energy Ltd.	19,020	$268,303
Alumina Ltd.	76,286	152,712
Amcor Ltd.	33,255	328,667
AMP Ltd.	88,462	203,927
APA Group	32,992	237,918
Aristocrat Leisure Ltd.	16,504	338,943
ASX Ltd.	5,632	259,055
Aurizon Holdings Ltd.	59,404	176,368
AusNet Services	65,524	76,966
Australia & New Zealand Banking Group Ltd.	88,806	1,807,799
Bank of Queensland Ltd.	11,165	88,887
Bendigo & Adelaide Bank Ltd.	14,268	110,809
BHP Billiton Ltd.	99,419	2,476,622
BHP Billiton Plc	64,177	1,400,452
BlueScope Steel Ltd.	15,660	192,066
Boral Ltd.	34,705	173,239
Brambles Ltd.	45,042	354,734
Caltex Australia Ltd.	7,658	165,442
Challenger Ltd.	15,500	125,417
CIMIC Group Ltd.	2,770	102,809
Coca-Cola Amatil Ltd.	13,775	97,107
Cochlear Ltd.	285,966	41,464,017
Commonwealth Bank of Australia	54,099	2,792,252
Computershare Ltd.	14,174	204,123
Crown Resorts Ltd.	11,682	115,532
CSL Ltd.	404,660	58,796,990
Dexus Property Group	29,780	227,506
Domino's Pizza Enterprises Ltd.	1,586	60,959
Flight Centre Travel Group Ltd.	1,617	62,096
Fortescue Metals Group Ltd.	45,960	130,238
Goodman Group	47,536	356,596
GPT Group	57,097	215,045
Harvey Norman Holdings Ltd.	13,455	34,227
Healthscope Ltd.	52,101	79,036
Incitec Pivot Ltd.	47,309	136,026
Insurance Australia Group Ltd.	71,372	377,324
LendLease Group	17,070	242,531
Macquarie Group Ltd.	9,479	862,291
Medibank Pvt Ltd.	78,017	164,048
Mirvac Group	110,703	192,956
National Australia Bank Ltd.	83,918	1,684,744
Newcrest Mining Ltd.	21,686	304,522
Oil Search Ltd.	39,192	255,999
Orica Ltd.	11,694	143,846
Origin Energy Ltd. (1)	52,884	315,224
QBE Insurance Group Ltd.	2,929,133	23,527,905
Ramsay Health Care Ltd.	4,238	168,143
REA Group Ltd.	1,339	83,075
Santos Ltd.	53,859	282,771
Scentre Group	162,800	467,849
Seek Ltd.	1,354,818	20,285,873
Sonic Healthcare Ltd.	11,703	210,568
South32 Ltd.	155,139	435,989
Stockland	73,274	220,112
Suncorp Group Ltd.	36,734	383,813
Sydney Airport	31,287	155,731
Tabcorp Holdings Ltd.	54,111	190,378
Telstra Corp. Ltd.	125,814	289,863
TPG Telecom Ltd.	12,516	77,205
Transurban Group	75,080	608,472
Treasury Wine Estates Ltd.	1,749,710	22,084,746
Vicinity Centres	107,926	204,762
Wesfarmers Ltd.	32,998	1,188,235
Westpac Banking Corp.	105,697	2,125,642
Woodside Petroleum Ltd.	27,578	769,341
Woolworths Group Ltd.	38,333	777,464
		192,894,307
Austria - 0.01%
Andritz AG	2,206	128,666
Erste Group Bank AG	8,701	361,237
OMV AG	4,202	235,728
Raiffeisen Bank International AG	4,158	119,673
voestalpine AG	3,697	168,879
		1,014,183
Belgium - 0.82%
Ageas	5,798	311,692
Anheuser-Busch InBev SA/NV	463,084	40,536,293
Colruyt SA	1,637	92,642
Groupe Bruxelles Lambert SA	2,547	266,985
KBC Groep NV	77,540	5,765,748
Proximus	4,578	109,359
Solvay SA	178,775	23,965,439
Telenet Group Holding NV	1,719	94,715
UCB SA	3,560	319,915
Umicore SA	6,251	349,171
		71,811,959
Bermuda - 0.10%
Bank of N.T. Butterfield & Son Ltd.	169,850	8,808,421
Brazil - 0.64%
Ambev SA - ADR	3,819,790	17,456,441
Raia Drogasil SA	2,145,974	38,497,930
		55,954,371
Canada - 2.56%
Cameco Corp.	883,087	10,067,192
Canadian Pacific Railway Ltd.	253,361	53,697,330
Dollarama, Inc.	599,117	18,873,589
Fairfax Financial Holdings Ltd.	35,397	19,230,822
First Quantum Minerals Ltd.	365,490	4,162,395
Lululemon Athletica, Inc. (1)	120,480	19,576,795
Lundin Mining Corp.	848,929	4,495,548
Quebecor, Inc.	543,340	10,894,984
Shaw Communications, Inc. - Class B	560,740	10,926,974
Shopify, Inc. (1)	433,128	71,232,231
		223,157,860
Chile - 0.06%
Antofagasta Plc	438,230	4,869,794
China - 4.00%
Alibaba Group Holding Ltd. - ADR (1)	402,001	66,233,685
Baidu, Inc. - ADR (1)	124,847	28,550,012
Ctrip.com International Ltd. - ADR (1)	436,258	16,215,710
JD.com, Inc. - ADR (1)	780,334	20,358,914
Lenovo Group Ltd.	111,928,000	81,550,057
Minth Group Ltd.	22,000	90,510
NetEase, Inc. - ADR	63,810	14,564,632
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	5,580,000	5,506,414
Shanghai Fosun Pharmaceutical Group Ltd.	10,227,000	40,188,100
Tencent Holdings Ltd.	1,291,816	52,745,917
Tsingtao Brewery Co. Ltd.	4,747,000	22,267,902
Yangzijiang Shipbuilding Holdings Ltd.	85,300	77,332
		348,349,185
Denmark - 1.55%
A.P. Moller-Maersk A/S - Class A	106	138,961
A.P. Moller-Maersk A/S - Class B	15,818	22,222,249
Carlsberg A/S	3,055	366,371
CHR Hansen Holding A/S	387,313	39,267,980
Coloplast A/S	3,433	350,700
Danske Bank A/S	292,168	7,658,461
DSV A/S	5,518	501,424
FLSmidth & Co. A/S	103,090	6,410,412
Genmab A/S (1)	1,753	275,347
H Lundbeck A/S	1,955	120,679
ISS A/S	4,744	166,672
Novo Nordisk A/S - Class B	404,352	19,030,856
Novozymes A/S	686,759	37,667,705
Orsted A/S (2)	5,515	374,760
Pandora A/S	3,215	200,772
Tryg A/S	3,994	99,454
Vestas Wind Systems A/S	5,924	400,203
William Demant Holding A/S (1)	2,853	107,097
		135,360,103
Finland - 0.93%
Elisa OYJ	4,347	184,288
Fortum OYJ	13,391	335,596
Kone OYJ	397,375	21,211,368
Metso OYJ	186,320	6,594,264
Neste OYJ	3,736	307,941
Nokia OYJ	8,982,023	49,937,895
Nokian Renkaat OYJ	3,350	137,122
Orion OYJ - Class B	3,127	118,349
Sampo OYJ	13,503	698,766
Stora Enso OYJ	16,500	315,086
UPM-Kymmene OYJ	15,397	603,854
Wartsila OYJ Abp	12,243	238,245
		80,682,774
France - 6.53%
Accor SA	300,598	15,442,272
Aeroports de Paris	864	194,530
Air Liquide SA	12,418	1,630,758
Airbus SE	16,951	2,128,073
Alstom	4,360	195,016
Amundi (2)	1,857	139,067
Arkema SA	1,953	242,033
Atos SE	2,670	317,695
AXA SA	59,859	1,603,963
BioMerieux	1,185	98,912
BNP Paribas SA	34,676	2,123,439
Bollore SA	32,208	139,120
Bouygues SA	165,809	7,172,962
Bureau Veritas SA	7,467	192,815
Capgemini SE	4,682	589,453
Carrefour SA	17,503	335,480
Casino Guichard Perrachon SA	1,532	64,476
Cie de Saint-Gobain	719,188	30,997,688
CNP Assurances	4,838	116,623
Covivio	1,205	125,823
Credit Agricole SA	728,358	10,470,132
Danone SA	292,906	22,763,232
Dassault Aviation SA	71	131,399
Dassault Systemes	3,726	557,548
Edenred	6,714	255,854
Eiffage SA	2,384	266,316
Electricite de France SA	17,823	313,451
Engie	57,704	849,532
Essilor International Cie Generale d'Optique SA	212,615	31,471,197
Eurazeo SA	1,378	108,505
Eutelsat Communications SA	5,591	132,090
Faurecia SA	2,042	122,805
Gecina SA	1,366	228,066
Getlink	14,311	182,822
Hermes International	909	602,234
ICADE	988	91,323
Iliad SA	707	92,351
Imerys SA	1,112	82,115
Ingenico Group	1,690	128,493
Ipsen SA	1,072	180,474
JCDecaux SA	1,960	71,723
Kering SA	2,207	1,183,734
Klepierre	5,952	211,502
Legrand SA	359,904	26,242,821
L'Oreal SA	7,293	1,758,247
LVMH Moet Hennessy Louis Vuitton SE	149,392	52,790,760
Michelin	4,987	595,227
Natixis SA	30,076	204,242
Orange SA	60,699	965,819
Pernod Ricard SA	234,560	38,469,611
Peugeot SA	17,902	482,919
Publicis Groupe SA	329,688	19,689,030
Remy Cointreau SA	654	85,295
Renault SA	5,930	512,956
Rexel SA	1,376,057	20,669,139
Safran SA	9,692	1,357,112
Sanofi SA	1,374,762	122,831,083
Schneider Electric SE	272,437	21,875,852
SCOR SE	215,347	9,983,813
SEB SA	718	122,123
Societe BIC SA	754	69,028
Societe Generale SA	23,286	999,909
Sodexo SA	2,673	283,462
Suez Environnement Co.	11,619	165,279
Teleperformance	1,632	307,885
Thales SA	3,115	442,581
TOTAL SA	1,126,782	73,264,163
Ubisoft Entertainment SA (1)	2,291	247,384
Unibail-Rodamco-Westfield - Stapled Security (1)	64,476	12,988,464
Valeo SA	6,751	292,324
Vallourec SA (1)	1,236,240	7,263,929
Veolia Environnement SA	15,516	309,616
Vinci SA	191,138	18,184,820
Vivendi SA	30,466	783,495
Wendel SA	793	118,159
		568,703,643
Germany - 5.29%
1&1 Drillisch AG	1,642	79,821
Adidas AG	319,929	78,241,644
Allianz SE	166,957	37,159,053
Axel Springer SE	1,401	94,188
BASF SE	26,720	2,370,949
Bayer AG	479,455	42,527,947
Bayer Motoren Werke AG	10,344	931,898
Beiersdorf AG	135,078	15,226,433
Brenntag AG	142,929	8,814,636
Commerzbank AG (1)	6,463,611	67,156,347
Continental AG	3,159	548,859
Covestro AG (2)	5,627	455,490
Daimler AG	609,301	38,399,507
Delivery Hero SE (1)(2)	2,598	124,753
Deutsche Bank AG	59,492	677,595
Deutsche Boerse AG	59,313	7,930,540
Deutsche Lufthansa AG	7,359	180,619
Deutsche Post AG	28,683	1,019,804
Deutsche Telekom AG	1,503,036	24,196,810
Deutsche Wohnen SE	10,497	504,188
E.ON SE	4,004,979	40,753,611
Evonik Industries AG	5,052	180,684
Fraport AG Frankfurt Airport Services Worldwide	1,196	105,585
Fresenius Medical Care AG & Co. KGaA	6,325	649,853
Fresenius SE & Co. KGaA	12,218	895,949
GEA Group AG	4,946	176,048
Hannover Rueck SE	1,900	268,182
HeidelbergCement AG	4,445	347,189
Henkel AG & Co. KGaA	3,081	326,856
HOCHTIEF AG	610	101,123
HUGO BOSS AG	1,882	144,792
Infineon Technologies AG	1,111,754	25,298,905
Innogy SE (2)	736	32,872
Innogy SE - Tender Offer (1)	3,719	157,652
K&S AG	5,473	114,774
KION Group AG	2,130	130,784
LANXESS AG	2,598	190,039
Linde AG	5,565	1,314,213
MAN SE	1,142	124,145
Merck KGaA	66,507	6,871,544
METRO AG	5,112	80,069
MTU Aero Engines AG	1,491	335,891
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,699	1,037,945
OSRAM Licht AG	2,796	111,021
ProSiebenSat.1 Media SE	6,999	181,330
Puma SE	242	119,404
RWE AG	15,472	381,994
SAP SE	28,447	3,497,942
Siemens AG	118,822	15,193,001
Siemens Healthineers AG (1)(2)	4,449	195,644
Symrise AG	3,721	339,276
Telefonica Deutschland Holding AG	25,335	107,023
ThyssenKrupp AG	12,316	310,689
TUI AG	12,772	245,002
Uniper SE	6,436	198,129
United Internet AG	3,468	163,967
Volkswagen AG	30,380	5,282,367
Vonovia SE	14,700	718,950
Wirecard AG	3,417	739,264
Zalando SE (1)(2)	683,399	26,555,709
		460,620,498
Hong Kong - 4.94%
AIA Group Ltd.	9,210,185	82,126,488
ASM Pacific Technology Ltd.	8,600	87,882
Bank Of East Asia Ltd.	37,400	139,184
BOC Hong Kong Holdings Ltd.	113,000	536,334
China Mobile Ltd.	11,707,000	115,101,386
China Resources Power Holdings Co. Ltd.	6,054,000	10,681,051
CK Asset Holdings Ltd.	77,500	580,955
CK Hutchison Holdings Ltd.	8,200,500	94,393,829
CK Infrastructure Holdings Ltd.	19,500	154,322
CLP Holdings Ltd.	50,000	585,537
Dairy Farm International Holdings Ltd.	9,900	89,074
Galaxy Entertainment Group Ltd.	6,836,000	43,183,581
Hang Lung Group Ltd.	28,000	74,573
Hang Lung Properties Ltd.	59,000	115,096
Hang Seng Bank Ltd.	23,400	634,936
Henderson Land Development Co. Ltd.	41,780	209,822
HK Electric Investments & HK Electric Investments Ltd.	90,000	90,874
HKT Trust & HKT Ltd.	111,000	152,631
Hong Kong & China Gas Co. Ltd.	265,811	526,851
Hong Kong Exchanges & Clearing Ltd.	33,599	960,078
Hongkong Land Holdings Ltd.	35,700	236,454
Hysan Development Co. Ltd.	22,000	111,101
Jardine Matheson Holdings Ltd.	283,300	17,773,443
Jardine Strategic Holdings Ltd.	259,200	9,407,440
Kerry Properties Ltd.	20,000	67,911
Li & Fung Ltd.	200,000	44,800
Link Real Estate Investment Trust	62,000	610,449
Melco Crown Entertainment Ltd. - ADR	6,801	143,841
MTR Corp. Ltd.	46,250	243,225
New World Development Co. Ltd.	186,413	253,191
NWS Holdings Ltd.	45,613	90,160
PCCW Ltd.	120,000	69,916
Power Assets Holdings Ltd.	41,500	288,464
Shangri-La Asia Ltd.	32,000	47,364
Sino Land Co. Ltd.	104,490	179,013
SJM Holdings Ltd.	62,000	57,124
Sun Hung Kai Properties Ltd.	48,500	703,842
Swire Pacific Ltd. - Class A	3,594,500	39,365,327
Swire Properties Ltd.	35,000	132,718
Techtronic Industries Co. Ltd.	39,000	248,769
WH Group Ltd. (2)	12,372,500	8,686,185
Wharf Holdings Ltd.	39,000	106,184
Wharf Real Estate Investment Co. Ltd.	40,000	257,702
Wheelock & Co. Ltd.	30,000	180,364
Yue Yuen Industrial Holdings Ltd.	20,500	56,990
		429,786,461
India - 1.26%
Asian Paints Ltd.	1,377,550	24,593,434
HDFC Bank Ltd. - ADR	424,736	39,967,658
Housing Development Finance Corp. Ltd.	765,005	18,517,676
Mahindra & Mahindra Ltd. - GDR	1,682,740	19,688,058
MakeMyTrip Ltd. (1)	241,900	6,640,155
		109,406,981
Indonesia - 0.38%
Bank Negara Indonesia Persero Tbk PT	66,565,800	33,056,058
Ireland - 2.24%
Accenture Plc	317,294	54,003,439
AerCap Holdings NV (1)	4,435	255,101
AIB Group Plc	24,885	127,189
Bank of Ireland Group Plc	29,387	224,724
CRH Plc	23,983	784,588
DCC Plc	2,643	239,726
ICON Plc (1)	255,833	39,334,324
James Hardie Industries Plc	13,480	204,188
Kerry Group Plc	4,725	522,537
Kingspan Group Plc	377,281	17,565,879
Medtronic Plc	270,875	26,645,974
Paddy Power Plc	2,488	212,319
Perrigo Co. Plc	353,540	25,030,632
Ryanair Holdings Plc - ADR (1)	306,068	29,394,771
Smurfit Kappa Group Plc	6,494	257,013
		194,802,404
Isle Of Man - 0.00% (4)
GVC Holdings Plc	16,660	199,364
Israel - 0.03%
Azrieli Group Ltd.	1,044	53,326
Bank Hapoalim BM	33,430	244,794
Bank Leumi Le-Israel BM	44,968	296,355
Bezeq The Israeli telecommunication Corp. Ltd.	68,678	79,039
Check Point Software Technologies Ltd. (1)	3,733	439,262
Elbit Systems Ltd.	654	83,101
Frutarom Industries Ltd.	1,093	113,404
Israel Chemicals Ltd.	20,469	124,149
Mizrahi Tefahot Bank Ltd.	4,391	76,894
Nice Ltd. (1)	1,873	213,342
Teva Pharmaceutical Industries Ltd. - ADR	30,141	649,237
		2,372,903
Italy - 2.70%
Assicurazioni Generali SpA	35,509	611,459
Atlantia SpA	14,760	306,221
Davide Campari-Milano SpA	15,961	135,919
Enel SpA	12,179,500	62,255,785
Eni SpA	5,848,437	110,240,474
Ferrari NV	3,512	482,395
FinecoBank Banca Fineco SpA	891,925	11,893,725
Intesa Sanpaolo SpA	458,750	1,168,863
Leonardo SpA	9,734	116,995
Luxottica Group SpA	371,208	25,157,822
Mediobanca Banca di Credito Finanziario SpA	18,243	181,550
Moncler SpA	4,959	213,373
Pirelli & C SpA (1)(2)	12,328	103,293
Poste Italiane SpA (2)	16,832	134,258
Prysmian SpA	6,822	158,392
Recordati SpA	3,224	109,016
Saipem SpA (1)	1,501,868	9,227,600
Snam SpA	72,693	302,292
Telecom Italia SpA (1)	7,814,905	4,723,976
Telecom Italia SpA - Savings Share	180,714	96,944
Terna Rete Elettrica Nazionale SpA	43,387	231,768
UniCredit SpA	458,378	6,877,822
		234,729,942
Japan - 16.05%
ABC-Mart, Inc.	900	50,066
Acom Co. Ltd.	10,200	41,122
Advantest Corp.	750,400	15,859,440
Aeon Co. Ltd.	18,200	438,535
Aeon Financial Service Co. Ltd.	3,600	74,559
Aeon Mall Co. Ltd.	2,600	44,636
Air Water, Inc.	3,800	69,738
Aisin Seiki Co.	5,100	248,469
Ajinomoto Co., Inc.	12,965	222,711
Alfresa Holdings Corp.	6,400	171,429
Alps Electric Co.	1,760,700	44,761,633
Amada Holdings Co.	9,700	103,564
ANA Holdings, Inc.	3,400	118,778
Aozora Bank Ltd.	3,900	139,292
Asahi Glass Co. Ltd.	6,100	253,165
Asahi Group Holdings Ltd.	10,700	464,244
Asahi Kasei Corp.	35,800	542,803
Asics Corp.	4,500	67,112
Astellas Pharma, Inc.	55,100	962,210
Bandai Namco Holdings	5,900	229,220
Bank of Kyoto Ltd.	1,500	78,295
Benesse Holdings, Inc.	1,900	54,103
Bridgestone Corp.	18,600	702,959
Brother Industries Ltd.	6,300	124,395
Calbee, Inc.	2,300	75,730
Canon, Inc.	57,100	1,810,616
Casio Computer Co. Ltd.	6,100	99,706
Central Japan Railway Co.	4,400	916,071
Century Tokyo Leasing Corp.	1,200	74,533
Chiba Bank Ltd.	20,000	136,591
Chubu Electric Power Co., Inc.	19,100	289,326
Chugai Pharmaceutical Co. Ltd.	6,500	417,842
Chugoku Electric Power Co., Inc.	8,900	114,373
Coca-Cola Bottlers Japan Holdings, Inc.	4,300	115,086
Concordia Financial Group Ltd.	32,700	160,281
Credit Saison Co. Ltd.	4,300	70,131
CyberAgent, Inc.	3,100	164,972
CYBERDYNE, Inc. (1)	4,700	37,107
Dai Nippon Printing Co. Ltd.	8,100	188,453
Daicel Corp.	7,200	83,636
Daifuku Co. Ltd.	3,100	157,990
Dai-ichi Life Holdings, Inc.	479,200	9,989,072
Daiichi Sankyo Co. Ltd.	16,900	732,580
Daikin Industries Ltd.	7,200	958,346
Daito Trust Construction Co. Ltd.	2,200	283,505
Daiwa House Industry Co. Ltd.	16,600	491,921
Daiwa House REIT Investment Corp.	53	121,194
Daiwa Securities Group, Inc.	49,700	302,263
DeNA Co. Ltd.	2,800	49,443
Denso Corp.	307,600	16,249,888
Dentsu, Inc.	6,700	311,163
Disco Corp.	900	150,717
Don Quijote Holdings Co. Ltd.	3,200	161,932
East Japan Railway Co.	594,000	55,176,159
Eisai Co. Ltd.	7,300	711,146
Electric Power Development Co. Ltd.	4,400	121,791
FamilyMart UNY Holdings Co. Ltd.	1,850	192,775
FANUC Corp.	159,100	29,931,921
Fast Retailing Co. Ltd.	1,700	861,218
Fuji Electric Co. Ltd.	3,800	152,216
FUJIFILM Holdings Corp.	442,500	19,907,696
Fujitsu Ltd.	361,700	25,767,396
Fukuoka Financial Group, Inc.	4,800	132,003
Hakuhodo DY Holdings, Inc.	6,600	115,918
Hamamatsu Photonics KK	4,000	159,306
Hankyu Hanshin Holdings, Inc.	7,000	248,245
Hikari Tsushin, Inc.	600	118,580
Hino Motors Ltd.	6,900	75,554
Hirose Electric Co. Ltd.	1,045	114,146
Hisamitsu Pharmaceutical Co., Inc.	1,900	145,715
Hitachi Chemical Co. Ltd.	2,915	59,319
Hitachi Construction Machinery Co. Ltd.	3,400	113,669
Hitachi High-Technologies Corp.	1,680	58,008
Hitachi Ltd.	27,600	938,169
Hitachi Metals Ltd.	888,500	11,002,259
Honda Motor Co. Ltd.	2,178,600	65,611,284
Hoshizaki Corp.	1,700	175,958
Hoya Corp.	10,900	647,362
Hulic Co. Ltd.	9,600	94,204
Idemitsu Kosan Co. Ltd.	4,000	211,778
IHI Corp.	4,000	151,545
Iida Group Holdings Co. Ltd.	272,800	4,848,316
Inpex Corp.	2,021,000	25,251,494
Isetan Mitsukoshi Holdings Ltd.	9,600	117,859
Isuzu Motors Ltd.	1,722,100	27,148,107
ITOCHU Corp.	224,900	4,116,367
J Front Retailing Co. Ltd.	7,400	114,769
Japan Airlines Co. Ltd.	3,300	118,609
Japan Airport Terminal Co. Ltd.	1,200	54,588
Japan Exchange Group, Inc.	15,300	266,515
Japan Post Bank Co.	12,300	145,342
Japan Post Holdings Co.	48,300	574,828
Japan Prime Realty Investment Corp.	27	96,266
Japan Real Estate Investment Corp.	41	214,996
Japan Retail Fund Investment Corp.	85	154,256
Japan Tobacco, Inc.	1,451,500	37,903,461
JFE Holdings, Inc.	15,100	346,393
JGC Corp.	6,200	142,173
JSR Corp.	5,400	100,811
JTEKT Corp.	6,700	98,085
JXTG Holdings, Inc.	98,650	746,169
Kajima Corp.	13,500	196,298
Kakaku.com, Inc.	935,100	18,269,943
Kamigumi Co. Ltd.	3,000	66,128
Kaneka Corp.	1,800	83,155
Kansai Electric Power Co., Inc.	21,900	330,559
Kansai Paint Co. Ltd.	4,800	88,465
Kao Corp.	258,500	20,881,058
Kawasaki Heavy Industries Ltd.	4,375	123,388
KDDI Corp.	55,000	1,517,271
Keihan Holdings Co. Ltd.	2,500	95,474
Keikyu Corp.	6,300	114,823
Keio Corp.	3,200	175,148
Keisei Electric Railway Co. Ltd.	3,600	126,712
Keyence Corp.	118,554	68,866,464
Kikkoman Corp.	4,100	244,182
Kintetsu Group Holdings Co. Ltd.	4,700	189,020
Kirin Holdings Co. Ltd.	24,700	633,504
Kobayashi Pharmaceutical Co. Ltd.	1,400	103,069
Kobe Steel Ltd.	10,400	92,424
Koito Manufacturing Co. Ltd.	2,900	190,434
Komatsu Ltd.	26,600	809,462
Konami Holdings Corp.	2,700	105,722
Konica Minolta, Inc.	13,300	141,538
Kose Corp.	1,000	190,545
Kubota Corp.	29,200	496,084
Kuraray Co. Ltd.	8,900	133,798
Kurita Water Industries Ltd.	3,200	93,223
Kyocera Corp.	9,800	588,212
Kyowa Hakko Kirin Co. Ltd.	7,900	148,240
Kyushu Electric Power Co., Inc.	10,600	128,122
Kyushu Railway Co.	4,700	143,096
Lawson, Inc.	1,445	88,004
LINE Corp. (1)	2,100	88,473
Lion Corp.	6,900	153,246
LIXIL Group Corp.	8,000	154,037
M3, Inc.	12,400	281,212
Mabuchi Motor Co. Ltd.	1,200	48,407
Makita Corp.	6,300	315,480
Marubeni Corp.	46,700	427,100
Marui Group Co. Ltd.	6,100	150,511
Maruichi Steel Tube Ltd.	1,500	48,919
Mazda Motor Corp.	18,300	219,966
McDonald's Holdings Co. Japan Ltd.	1,750	76,852
Mebuki Financial Group, Inc.	25,240	87,332
Medipal Holdings Corp.	5,440	113,651
MEIJI Holdings Co. Ltd.	3,500	235,242
Minebea Co. Ltd.	11,700	212,071
MISUMI Group, Inc.	7,900	204,409
Mitsubishi Chemical Holdings Corp.	38,450	367,989
Mitsubishi Corp.	1,679,700	51,739,345
Mitsubishi Electric Corp.	2,351,200	32,209,849
Mitsubishi Estate Co. Ltd.	34,900	592,604
Mitsubishi Gas Chemical Co., Inc.	5,700	121,342
Mitsubishi Heavy Industries Ltd.	9,440	364,549
Mitsubishi Materials Corp.	3,000	89,632
Mitsubishi Motors Corp.	19,700	139,171
Mitsubishi Tanabe Pharma Corp.	8,690	145,442
Mitsubishi UFJ Financial Group, Inc.	2,278,900	14,158,105
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,400	67,095
Mitsui & Co. Ltd.	51,300	911,635
Mitsui Chemicals, Inc.	5,900	147,530
Mitsui Fudosan Co. Ltd.	26,400	624,383
Mitsui OSK Lines Ltd.	3,800	110,886
Mizuho Financial Group, Inc.	747,500	1,302,745
MS&AD Insurance Group Holdings, Inc.	1,278,740	42,714,996
Murata Manufacturing Co. Ltd.	5,300	814,378
Nabtesco Corp.	3,100	82,423
Nagoya Railroad Co. Ltd.	5,900	146,109
NEC Corp.	9,185	253,816
Nexon Co. Ltd. (1)	1,795,600	23,471,202
NGK Insulators Ltd.	7,900	130,228
NGK Spark Plug Co. Ltd.	4,600	134,088
NH Foods Ltd.	2,450	90,509
Nidec Corp.	122,800	17,658,120
Nikon Corp.	9,800	184,155
Nintendo Co. Ltd.	3,300	1,200,650
Nippon Building Fund, Inc.	39	225,507
Nippon Electric Glass Co. Ltd.	2,900	91,164
Nippon Express Co. Ltd.	2,400	157,617
Nippon Paint Holdings Co. Ltd.	4,000	149,304
Nippon Prologis Real Estate Investment Trust, Inc.	49	97,066
Nippon Steel & Sumitomo Metal Corp.	23,300	492,857
Nippon Telegraph & Telephone Corp.	21,200	956,763
Nippon Yusen KK	4,500	84,624
Nissan Chemical Corp.	3,500	184,872
Nissan Motor Co. Ltd.	70,700	661,578
Nisshin Seifun Group, Inc.	5,800	127,198
Nissin Foods Holdings Co. Ltd.	1,700	116,938
Nitori Holdings Co. Ltd.	2,300	329,604
Nitto Denko Corp.	4,700	352,382
NOK Corp.	2,400	41,197
Nomura Holdings, Inc.	8,391,200	40,021,456
Nomura Real Estate Holdings, Inc.	3,500	70,605
Nomura Real Estate Master Fund, Inc.	113	154,353
Nomura Research Institute Ltd.	3,248	164,018
NSK Ltd.	9,000	103,161
NTT Data Corp.	18,500	256,099
NTT DOCOMO, Inc.	41,200	1,107,356
Obayashi Corp.	19,800	187,532
Obic Co. Ltd.	1,900	179,705
Odakyu Electric Railway Co. Ltd.	8,600	203,449
Oji Holdings Corp.	24,850	180,459
Olympus Corp.	531,900	20,755,215
Omron Corp.	746,700	31,553,847
Ono Pharmaceutical Co. Ltd.	11,300	319,863
Oracle Corp.	1,000	80,572
Oriental Land Co. Ltd.	5,800	606,419
ORIX Corp.	40,500	655,761
Osaka Gas Co. Ltd.	11,000	214,793
Otsuka Corp.	2,700	100,710
Otsuka Holdings Co. Ltd.	11,730	591,651
Panasonic Corp.	5,396,465	62,551,659
Park24 Co. Ltd.	3,200	96,718
Persol Holdings Co. Ltd.	4,800	112,659
Pigeon Corp.	598,900	33,750,714
Pola Orbis Holdings, Inc.	2,500	91,308
Rakuten, Inc.	23,700	181,566
Recruit Holdings Co. Ltd.	32,200	1,075,527
Renesas Electronics Corp. (1)	23,300	145,883
Resona Holdings, Inc.	62,300	349,781
Ricoh Co. Ltd.	18,400	197,700
Rinnai Corp.	1,000	76,236
Rohm Co. Ltd.	2,600	190,216
Ryohin Keikaku Co. Ltd.	700	208,067
Sankyo Co. Ltd.	1,600	62,591
Santen Pharmaceutical Co. Ltd.	10,100	160,144
SBI Holdings, Inc.	6,925	214,949
Secom Co. Ltd.	6,200	505,249
Sega Sammy Holdings, Inc.	4,400	64,879
Seibu Holdings, Inc.	6,800	122,259
Seiko Epson Corp.	8,700	148,418
Sekisui Chemical Co. Ltd.	10,900	201,007
Sekisui House Ltd.	18,500	282,111
Seven & i Holdings Co. Ltd.	22,000	980,868
Seven Bank Ltd.	16,900	53,376
SG Holdings Co. Ltd.	3,400	89,074
Sharp Corp.	4,905	99,667
Shimadzu Corp.	6,400	200,561
Shimamura Co. Ltd.	600	56,915
Shimano, Inc.	143,500	23,139,196
Shimizu Corp.	15,600	142,431
Shin-Etsu Chemical Co. Ltd.	10,495	927,844
Shinsei Bank Ltd.	4,600	75,151
Shionogi & Co. Ltd.	8,000	522,957
Shiseido Co. Ltd.	567,600	43,959,452
Shizuoka Bank Ltd.	14,700	131,915
Showa Denko KK	3,900	215,122
Showa Shell Sekiyu KK	6,000	127,278
SMC Corp.	76,000	24,325,416
SoftBank Group Corp.	219,800	21,957,928
Sohgo Security Services Co. Ltd.	2,100	92,277
Sompo Holdings, Inc.	10,050	428,220
Sony Corp.	306,200	18,613,188
Sony Financial Holdings, Inc.	5,600	123,492
Stanley Electric Co. Ltd.	3,800	129,913
Start Today Co. Ltd.	6,100	184,523
Subaru Corp.	18,600	570,170
Sugi Holdings Co. Ltd.	178,100	8,747,053
Sumco Corp.	7,200	104,887
Sumitomo Chemical Co. Ltd.	44,000	257,503
Sumitomo Corp.	34,300	571,618
Sumitomo Dainippon Pharma Co. Ltd.	4,700	107,943
Sumitomo Electric Industries Ltd.	2,725,500	42,767,648
Sumitomo Heavy Industries Ltd.	3,200	114,213
Sumitomo Metal Mining Co. Ltd.	7,400	259,476
Sumitomo Mitsui Financial Group, Inc.	1,835,000	73,847,493
Sumitomo Mitsui Trust Holdings, Inc.	1,400,900	57,642,091
Sumitomo Realty & Development Co. Ltd.	10,000	358,745
Sumitomo Rubber Industries Ltd.	5,400	81,088
Sundrug Co. Ltd.	2,300	82,070
Suntory Beverage & Food Ltd.	4,110	174,124
Suzuken Co. Ltd.	1,955	92,763
Suzuki Motor Corp.	10,100	578,843
Sysmex Corp.	331,650	28,599,318
T&D Holdings, Inc.	17,500	289,005
Taiheiyo Cement Corp.	3,500	109,770
Taisei Corp.	6,600	300,850
Taisho Pharmaceutical Holdings Co. Ltd.	960	117,441
Taiyo Nippon Sanso Corp.	3,500	52,382
Takashimaya Co. Ltd.	392,000	6,620,779
Takeda Pharmaceutical Co. Ltd.	995,300	42,557,085
TDK Corp.	3,900	424,941
Teijin Ltd.	5,800	111,237
Terumo Corp.	8,900	526,738
THK Co. Ltd.	3,200	81,428
Tobu Railway Co. Ltd.	6,000	177,386
Toho Co. Ltd.	3,300	103,646
Toho Gas Co. Ltd.	2,400	91,313
Tohoku Electric Power Co., Inc.	12,400	168,660
Tokio Marine Holdings, Inc.	937,600	46,545,829
Tokyo Electric Power Co., Inc. (1)	42,700	209,831
Tokyo Electron Ltd.	4,500	620,192
Tokyo Gas Co. Ltd.	12,500	307,475
Tokyo Tatemono Co. Ltd.	5,300	64,639
Tokyu Corp.	14,900	272,464
Tokyu Fudosan Holdings Corp.	15,800	110,078
Toppan Printing Co. Ltd.	8,000	128,439
Toray Industries, Inc.	41,000	307,625
Toshiba Corp. (1)	19,900	575,075
Tosoh Corp.	7,300	112,434
TOTO Ltd.	4,000	165,897
Toyo Seikan Group Holdings Ltd.	4,900	101,680
Toyo Suisan Kaisha Ltd.	2,650	102,879
Toyoda Gosei Co. Ltd.	1,700	41,984
Toyota Industries Corp.	4,700	278,180
Toyota Motor Corp.	138,194	8,609,873
Toyota Tsusho Corp.	6,635	250,516
Trend Micro, Inc.	3,300	212,268
Tsuruha Holdings, Inc.	1,000	123,090
Unicharm Corp.	12,100	400,336
United Urban Investment Corp.	100	157,150
USS Co. Ltd.	6,500	120,665
West Japan Railway Co.	80,300	5,597,680
Yahoo Japan Corp.	80,500	289,087
Yakult Honsha Co. Ltd.	3,400	278,836
Yamada Denki Co. Ltd.	19,940	100,881
Yamaguchi Financial Group, Inc.	6,000	65,376
Yamaha Corp.	3,900	206,653
Yamaha Motor Co. Ltd.	7,750	217,332
Yamato Holdings Co. Ltd.	8,900	273,266
Yamazaki Baking Co. Ltd.	4,100	82,131
Yaskawa Electric Corp.	7,000	207,908
Yokogawa Electric Corp.	6,500	137,494
Yokohama Rubber Co. Ltd.	3,000	64,662
		1,397,306,851
Jersey - 0.00% (4)
Randgold Resources Ltd.	2,616	185,027
Luxembourg - 0.02%
ArcelorMittal	20,229	628,034
Eurofins Scientific SE	334	190,023
Millicom International Cellular SA	1,896	108,737
RTL Group SA	1,210	86,305
SES SA	10,776	236,376
Tenaris SA	14,007	234,581
		1,484,056
Macau - 0.01%
MGM China Holdings Ltd.	34,000	53,678
Sands China Ltd.	74,000	333,260
Wynn Macau Ltd.	44,800	102,887
		489,825
Malaysia - 0.21%
Public Bank Bhd	3,069,200	18,537,210
Mexico - 0.88%
Fresnillo Plc	6,303	67,325
Grupo Aeroportuario del Centro Norte SAB de CV	1,065,300	7,613,758
Grupo Aeroportuario del Pacifico SAB de CV - ADR	66,035	7,209,701
Grupo Mexico SAB de CV	1,518,900	4,371,484
Mexichem SAB de CV	2,601,100	8,905,230
Wal-Mart de Mexico SAB de CV	15,841,712	48,056,749
		76,224,247
Netherlands - 5.09%
ABN AMRO Group NV (2)	12,542	341,570
Aegon NV	54,240	352,047
Akzo Nobel NV	277,943	25,999,692
ASML Holding NV	150,328	28,224,751
Core Laboratories NV	258,217	29,909,275
EXOR NV	3,279	218,777
Heineken Holding NV	3,320	301,046
Heineken NV	7,410	695,433
ING Groep NV	5,491,889	71,279,725
InterXion Holding NV (1)	127,490	8,580,077
Koninklijke Ahold Delhaize NV	3,680,866	84,448,307
Koninklijke DSM NV	5,332	564,729
Koninklijke KPN NV	4,208,031	11,100,844
Koninklijke Philips NV	28,122	1,281,842
Koninklijke Vopak NV	1,949	96,020
NN Group NV	9,170	409,279
NXP Semiconductors NV	10,062	860,301
OCI NV (1)	345,927	11,059,203
PostNL NV	8,475,022	30,326,722
QIAGEN NV (1)	206,928	7,838,433
QIAGEN NV - Aquis Listed (1)	300,267	11,371,863
Randstad Holding NV	3,423	182,701
Royal Dutch Shell Plc	265,708	9,110,769
Royal Dutch Shell Plc - Class A	1,676,695	57,445,624
Royal Dutch Shell Plc - Class B	1,452,855	50,859,749
Wolters Kluwer NV	8,611	536,809
		443,395,588
New Zealand - 0.01%
a2 Milk Co Ltd. (1)	20,797	155,133
Auckland International Airport Ltd.	31,058	150,267
Fisher & Paykel Healthcare Corp. Ltd.	16,477	164,296
Fletcher Building Ltd. (1)	24,148	104,733
Meridian Energy Ltd.	40,599	88,390
Ryman Healthcare Ltd.	12,663	117,412
Spark New Zealand Ltd.	56,656	152,068
		932,299
Norway - 0.60%
Aker BP ASA	2,900	122,795
DNB ASA	2,332,592	49,088,238
Equinor ASA	36,412	1,023,770
Gjensidige Forsikring ASA	6,300	106,180
Marine Harvest ASA	12,419	287,773
Norsk Hydro ASA	40,149	240,768
Orkla ASA	24,544	207,373
Schibsted ASA - Class B	2,655	92,273
Telenor ASA	21,516	420,759
Yara International ASA	5,396	264,826
		51,854,755
Philippines - 0.08%
Puregold Price Club, Inc.	8,341,420	6,953,690
Portugal - 0.24%
EDP - Energias de Portugal SA	77,775	287,258
Galp Energia SGPS SA	15,548	308,283
Jeronimo Martins SGPS SA	1,402,636	20,674,359
		21,269,900
Republic of Korea - 1.15%
Hana Financial Group, Inc.	201,151	8,076,775
NAVER Corp.	14,787	9,544,412
POSCO	37,632	9,989,294
Samsung Electronic Co. Ltd.	257,362	10,770,825
Samsung Fire & Marine Insurance Co. Ltd.	93,476	23,932,553
Samsung SDI Co. Ltd.	162,096	37,750,784
		100,064,643
Singapore - 2.57%
Ascendas Real Estate Investment Trust	82,100	158,585
CapitaLand Commercial Trust	85,351	111,199
CapitaLand Ltd.	81,300	200,256
CapitaLand Mall Trust	77,900	126,609
City Developments Ltd.	14,000	93,340
ComfortDelGro Corp. Ltd.	70,600	125,473
DBS Group Holdings Ltd.	3,095,200	59,047,624
Genting Singapore Ltd.	164,100	127,200
Golden Agri-Resources Ltd.	237,000	43,290
Jardine Cycle & Carriage Ltd.	3,100	72,559
Keppel Corp. Ltd.	44,600	227,071
Oversea-Chinese Banking Corp. Ltd.	91,800	768,155
SATS Ltd.	17,700	67,573
Sembcorp Industries Ltd.	34,000	76,793
Singapore Airlines Ltd.	14,700	104,712
Singapore Exchange Ltd.	25,000	134,739
Singapore Press Holdings Ltd.	29,865	62,708
Singapore Technologies Engineering Ltd.	54,900	142,894
Singapore Telecommunications Ltd.	30,946,800	73,334,465
Suntec Real Estate Investment Trust	65,700	92,774
United Overseas Bank Ltd.	3,767,725	74,482,068
UOL Group Ltd.	16,419	82,803
Venture Corp. Ltd.	8,300	107,026
Wilmar International Ltd.	5,932,300	13,967,821
		223,757,737
South Africa - 0.77%
Clicks Group Ltd.	1,772,219	21,903,570
Investec Plc	20,685	145,108
Mediclinic International Plc	10,009	55,902
Naspers Ltd.	210,259	45,279,045
		67,383,625
Spain - 3.74%
ACS Actividades Co.	7,885	334,898
Aena SA (2)	1,937	335,599
Amadeus IT Group SA	332,449	30,814,315
Banco Bilbao Vizcaya Argentaria SA	5,415,661	34,336,601
Banco de Sabadell SA	176,723	273,196
Banco Santander	5,695,341	28,514,615
Bankia SA	6,052,605	23,627,624
Bankinter SA	1,685,189	15,479,841
CaixaBank SA	3,481,081	15,831,674
Distribuidora Internacional de Alimentacion SA	707,768	1,640,411
Enagas SA	3,223	86,870
Endesa SA	9,915	213,863
Ferrovial SA	14,701	304,210
Grifols SA	9,073	255,112
Iberdrola SA	5,490,900	40,329,836
Industria de Diseno Textil SA	1,785,381	53,939,109
Mapfre SA	32,077	100,332
Naturgy Energy Group SA	10,962	298,823
Red Electrica Corp. SA	12,731	266,148
Repsol SA	41,889	833,897
Siemens Gamesa Renewable Energy SA (1)	8,280	104,478
Telefonica SA	9,846,555	77,672,855
		325,594,307
Sweden - 3.06%
Alfa Laval AB	8,172	221,121
Assa Abloy AB	29,386	589,010
Atlas Copco AB - Class A	1,856,356	53,385,453
Atlas Copco AB - Class B	11,125	296,406
Boliden AB	8,372	232,832
Electrolux AB	7,127	157,002
Epiroc AB - Class A (1)	2,268,060	25,341,310
Epiroc AB - Class B (1)	11,036	113,342
Essity AB	17,927	449,991
Hennes & Mauritz AB	28,222	521,545
Hexagon AB	665,668	38,972,697
Husqvarna AB - Class B	11,444	97,291
ICA Gruppen AB	2,239	71,017
Industrivarden AB	5,089	112,844
Investor AB	544,093	25,072,691
Kinnevik AB	6,441	194,496
L E Lundbergforetagen AB	1,994	67,193
Lundin Petroleum AB	5,243	199,849
Modern Times Group MTG AB - Class B	1	26
Nordea Bank AB	92,457	1,005,987
Sandvik AB	32,414	573,866
Securitas AB	9,409	163,581
Skandinaviska Enskilda Banken AB	49,964	557,002
Skanska AB	10,656	208,937
SKF AB	10,569	207,966
Spotify Technology SA (1)	144,588	26,145,848
Svenska Handelsbanken AB	2,031,420	25,619,540
Swedbank AB	27,664	684,191
Swedish Match AB	5,252	268,458
Tele2 AB	10,356	124,462
Telefonaktiebolaget LM Ericsson - Class B	2,219,816	19,647,132
TeliaSonera AB	9,610,597	44,070,312
Volvo AB	45,963	810,647
		266,184,045
Switzerland - 7.25%
ABB Ltd.	1,810,908	42,836,619
Adecco SA	673,715	35,415,419
Baloise Holding AG	1,522	231,937
Barry Callebaut AG	63	119,299
Chocoladefabriken Lindt & Spruengli AG	30	209,955
Chocoladefabriken Lindt & Spruengli AG - REG	3	245,733
Chubb Ltd.	322,663	43,120,683
Cie Financiere Richemont SA	395,372	32,234,806
Clariant AG	5,582	145,206
Coca-Cola HBC AG	5,659	192,798
Credit Suisse Group AG	879,538	13,197,874
Dufry AG	965	109,029
EMS-Chemie Holding AG	234	139,555
Ferguson Plc	6,662	565,087
Geberit AG	1,052	488,277
Givaudan SA	271	666,818
Glencore Plc	357,079	1,539,262
Julius Baer Group Ltd.	333,579	16,670,986
Kuehne & Nagel International AG	1,544	244,995
LafargeHolcim Ltd.	14,877	736,514
Lonza Group AG	2,140	732,088
Nestle SA	963,346	80,185,671
Novartis AG	1,323,029	113,884,302
Novartis AG - ADR	397,810	34,275,310
Pargesa Holding SA	1,257	100,992
Partners Group Holding AG	514	407,457
Roche Holding AG	392,284	94,860,329
Schindler Holding AG	628	151,529
Schindler Holding AG - Participation Certificate	120,203	29,997,446
SGS SA	158	416,003
Sika AG	195,603	28,464,052
Sonova Holding AG	1,553	308,221
STMicroelectronics NV	19,942	364,990
Straumann Holding AG	290	218,475
Swatch Group AG - BR	884	351,332
Swatch Group AG - REG	1,654	128,826
Swiss Life Holding AG	1,056	400,405
Swiss Prime Site	2,240	191,106
Swiss Re AG	9,723	895,842
Swisscom AG	775	351,508
Temenos AG	1,727	281,281
u-blox Holding AG	44,366	6,353,995
UBS Group AG	839,908	13,261,001
Vifor Pharma AG	1,368	237,171
Zurich Insurance Group AG	110,433	34,820,104
		630,750,288
Taiwan - 1.97%
Hon Hai Precision Industry Co. Ltd.	4,403,000	11,417,767
Hon Hai Precision Industry Co. Ltd. - GDR	2,663,908	14,022,612
Taiwan Semiconductor Manufacturing Co. Ltd.	4,327,000	36,924,610
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,473,598	109,234,088
		171,599,077
Thailand - 0.09%
Thai Beverage Plc	16,151,900	8,030,863
United Arab Emirates - 0.00% (4)
NMC Health Plc	3,084	136,329
United Kingdom - 14.22%
3I Group Plc	30,930	378,736
Admiral Group Plc	5,979	162,075
Anglo American Plc	32,105	718,224
Ashtead Group Plc	14,498	459,999
ASOS Plc (1)	237,011	17,772,688
Associated British Foods Plc	10,328	308,245
AstraZeneca Plc	830,947	64,767,760
Auto Trader Group Plc (2)	4,356,902	25,345,316
Aviva Plc	1,631,345	10,408,803
Babcock International Group Plc	6,703	63,129
BAE Systems Plc	2,216,598	18,176,138
Barclays Plc	4,810,309	10,669,441
Barratt Developments Plc	31,715	234,215
Berkeley Group Holdings Plc	3,571	171,076
BP Plc	15,520,982	118,965,003
British American Tobacco Plc	70,567	3,289,886
British American Tobacco Plc - ADR	358,635	16,723,150
British Land Co. Plc	27,989	225,121
BT Group Plc	263,474	773,391
Bunzl Plc	9,503	298,759
Burberry Group Plc	737,118	19,356,299
Centrica Plc	172,560	348,725
CNH Industrial NV	29,367	352,416
Coca-Cola European Partners Plc	6,540	297,374
Compass Group Plc	1,991,666	44,281,589
ConvaTec Group Plc (2)	42,818	129,554
Croda International Plc	3,919	265,646
Diageo Plc	894,543	31,692,123
Direct Line Insurance Group Plc	41,656	175,822
easyJet Plc	4,910	84,021
Experian Plc	1,950,827	50,058,622
Fiat Chrysler Automobiles NV (1)	31,857	557,147
G4S Plc	44,299	139,724
GlaxoSmithKline Plc	1,993,383	39,976,948
Hammerson Plc	25,618	152,432
Hargreaves Lansdown Plc	1,733,396	50,460,479
HomeServe Plc	1,166,272	15,557,981
HSBC Holdings Plc	5,782,816	50,457,583
Imperial Tobacco Group Plc	275,434	9,584,594
Informa Plc	38,726	384,649
InterContinental Hotels Group Plc	5,248	326,675
International Consolidated Airlines Group SA	19,282	165,412
Intertek Group Plc	329,243	21,418,139
ITV Plc	113,254	232,440
J Sainsbury Plc	4,076,146	17,077,098
John Wood Group Plc	3,774,755	37,871,442
Johnson Matthey Plc	513,811	23,842,618
Jupiter Fund Management Plc	2,500,264	13,170,426
Kingfisher Plc	10,138,484	34,280,701
Land Securities Group Plc	22,204	255,659
Legal & General Group Plc	181,226	618,671
Lloyds Banking Group Plc	57,334,782	44,095,740
London Stock Exchange Group Plc	9,052	540,921
Marks & Spencer Group Plc	49,845	187,540
Meggitt Plc	25,159	185,748
Melrose Industries Plc	141,760	369,001
Merlin Entertainments Plc (2)	19,513	101,764
Micro Focus International Plc	12,699	236,163
Mondi Plc	10,465	286,530
National Grid Plc	1,585,773	16,379,176
Next Plc	3,977	284,620
Pearson Plc	24,686	285,776
Persimmon Plc	9,561	294,359
Prudential Plc	74,912	1,717,595
Reckitt Benckiser Group Plc	19,360	1,768,546
RELX Plc	30,464	640,864
RELX Plc	27,402	575,694
Rightmove Plc	5,265,983	32,317,309
Rio Tinto Ltd.	11,790	670,528
Rio Tinto Plc	36,514	1,841,833
Rolls-Royce Holdings Plc (1)	48,572	624,902
Royal Bank of Scotland Group Plc	4,667,909	15,124,574
Royal Mail Plc	26,389	164,045
RSA Insurance Group Plc	30,838	231,045
Sage Group Plc	31,736	242,386
Schroders Plc	3,812	153,542
Segro Plc	30,360	252,636
Severn Trent Plc	6,968	167,964
Sky Plc	29,419	662,916
Smith & Nephew Plc	25,833	471,317
Smiths Group Plc	12,298	239,446
SSE Plc	1,584,104	23,656,911
St James's Place Plc	14,858	221,469
Standard Chartered Plc	1,652,489	13,691,292
Standard Life Aberdeen Plc	81,663	325,400
Taylor Wimpey Plc	101,536	226,954
Tesco Plc	39,863,693	124,635,066
Travis Perkins Plc	1,476,686	20,492,160
Unilever NV	44,490	2,474,747
Unilever Plc	35,606	1,955,996
Unilever Plc - ADR	624,520	34,329,864
United Utilities Group Plc	19,932	182,976
Vodafone Group Plc	32,620,553	69,893,920
Weir Group Plc	1,165,810	26,745,962
Whitbread Plc	5,315	326,672
Willis Towers Watson Plc	48,335	6,812,335
WM Morrison Supermarkets Plc	69,903	236,342
WPP Plc	2,539,371	37,188,202
		1,237,994,912
United States - 1.82%
Amdocs Ltd.	443,337	29,251,375
Carnival Plc	5,156	319,908
Mettler-Toledo International, Inc. (1)	111,485	67,892,135
Mylan (1)	540,345	19,776,627
News Corp. - Class A	489,567	6,457,389
Schlumberger Ltd.	542,380	33,041,790
Shire Plc	26,390	1,594,384
		158,333,608
Total Common Stocks (Cost $7,802,991,615)		$8,365,044,093

PREFERRED STOCKS - 0.23%
Germany - 0.23%
Bayerische Motoren Werke AG	1,461	$114,587
Fuchs Petrolub SE	1,794	100,110
Henkel AG & Co. KGaA	4,838	567,259
Porsche Automobil Holding SE	4,303	289,667
Sartorius AG	933	151,231
Schaeffler AG	6,069	77,413
Volkswagen AG	108,816	19,109,460
		20,409,727
Total Preferred Stocks (Cost $17,685,309)		$20,409,727

RIGHTS - 0.00% (4)
Australia - 0.00% (4)
Harvey Norman Holdings Ltd., 2.50% (1)	791	$457
Total Rights (Cost $736)		$457

SHORT-TERM INVESTMENTS - 3.17%
Money Market Funds - 3.17%
Goldman Sachs Financial Square Government Fund - Class I, 1.93% (3)	137,977,639	$137,977,639
JPMorgan U.S. Government Money Market Fund - Class I, 1.94% (3)	137,977,639	137,977,639
Total Short-Term Investments (Cost $275,955,278)		$275,955,278
TOTAL INVESTMENTS IN SECURITIES - 99.49%
(Cost $8,096,632,938)		$8,661,409,555
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.51%		44,034,566
TOTAL NET ASSETS - 100.00%		$8,705,444,121
Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

(1)	Non-income producing security.
(2)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $63,055,834, which represents 0.72% of total net assets.

(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Amount calculated is less than 0.005%.

COMMON STOCKS
Communication Services	7.44%
Consumer Discretionary	12.33%
Consumer Staples	10.53%
Energy	6.64%
Financials	17.57%
Healthcare	11.25%
Industrials	12.57%
Information Technology	11.26%
Materials	3.42%
Real Estate	0.74%
Utilities	2.34%
Total Common Stocks	96.09%
PREFERRED STOCKS
Consumer Discretionary	0.22%
Consumer Staples	0.01%
Healthcare	0.00%	(1)
Materials	0.00%	(1)
Total Preferred Stocks	0.23%
RIGHTS
Consumer Discretionary	0.00%	(1)
Total Rights	0.00%	(1)
SHORT-TERM INVESTMENTS	3.17%
TOTAL INVESTMENTS	99.49%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.51%
TOTAL NET ASSETS	100.00%

(1) Amount calculated is less than 0.005%.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Mutual Funds
Notes to Schedule of Investments
September 30, 2018 (Unaudited)

1. ORGANIZATION
The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2018, the Trust consisted of nine series, of which the eight active series identified below are presented in this filing (each a “Fund,” and collectively, the “Funds”). The one remaining series is inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.

Fund	Investment Objective
Bridge Builder Core Bond Fund	To provide total return (capital appreciation plus income)
(“Core Bond Fund”)
Bridge Builder Core Plus Bond Fund ("Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Municipal Bond Fund”)	To provide current income exempt from federal tax, with a secondary goal of preservation of investment principal
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund ("Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation

The Funds are diversified and each currently offer a single class of shares. The Funds are available for investment exclusively through Edward Jones Advisory Solutions®.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its Schedules of Investments. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of U.S. GAAP.

Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

3. SECURITIES AND OTHER INVESTMENTS
a) Delayed Delivery Securities – Certain Funds may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. For these obligations, the Fund will earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized appreciation/(depreciation) on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

b) Derivatives – The Funds invest in derivatives as permitted by their investment objectives and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

Futures Contracts – Certain Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Schedule of Investments. Exchange traded futures are marked to market daily based on the price movement of the contract. This change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin, is moved daily between the Fund and its counterparty. A change in the market value of an open futures contract is recorded as unrealized appreciation/(depreciation) until the contract is closed. When a contract is closed, the Fund will record a realized gain or loss equal to the difference between the proceeds of the closing transaction and the Fund’s basis in the contracts. Futures contracts outstanding at period end, if any, are listed within each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts – Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation/ (depreciation). When the contract is closed in its foreign currency, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Schedule of Investments.

Repurchase Agreements –In a repurchase agreement, a Fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. A Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by a Fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty. Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian under a tri-party agreement for investment companies and other clients advised by the Sub-adviser (as defined below) and its affiliates. A Fund may participate with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities. Repurchase agreements are subject to master netting agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments are gross settlement amounts.

Swap Contracts – Certain Funds may invest in swap contracts. Swap contracts are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market- linked returns at specified, future intervals. Swap contracts may be privately negotiated in the over-the-counter market (“OTC Swaps”) or may be cleared through a third-party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into credit default, interest rate and/or total return swap contracts to manage the Fund’s exposure to credit, interest rate and equity risk. Securities or cash may be used as collateral or margin in accordance with the terms of the swap contract in order to provide assets in the event of a default or bankruptcy.

Centrally Cleared Swaps and OTC Swaps are marked to market daily. Swap variation margin is accounted for as unrealized appreciation/(depreciation) until the contract is closed, at which time the gains or losses are realized. Upfront premiums received/(paid) represent cash payments made upon the opening of the swap contract to compensate for differences between the stated terms of the contract and the current market value contract. These upfront payments are recorded as assets/(liabilities) and are included within the market value of the swap contract. Upon liquidation or termination of the swap contract, these payments are recorded as realized gain/(loss). Net periodic payments received/ (paid) by the Fund are also included in the realized gain/(loss) on swap contracts. Swap contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Schedule of Investments.

Interest Rate Swaps – Certain Funds may enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Credit Default Swap Contracts – Certain Funds may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or other equally ranked obligations of the reference entity. As a seller of protection on a credit default swap contract, the Fund will generally receive from the protection buyer a fixed rate of income throughout the term of the swap provided there is no credit event. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments.

Total Return Swap Contracts – Certain Funds may invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of amounts reported. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as net realized gain/(loss) on swap contracts. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

c) Loan Participation, Assignments, and Unfunded Commitments – Certain Funds invest in loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter- positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments, and certain loan participations and assignments which were liquid, when purchased, may become illiquid. As of September 30, 2018, the Funds did not hold any unfunded commitments.

d) Restricted Securities – The Funds may own investment securities that are unregistered or have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund generally has no right to require registration of the unregistered securities it holds. All unregistered securities held at September 30, 2018 met the definition of Rule 144A of the Securities Act of 1933 and can be traded with an institutional investor without registration. As of September 30, 2018, the Core Bond Fund held a restricted security. The value of the restricted security totals $4,338,311, which respresents 0.03% of total net assets.

e) Defaulted Securities – Certain Funds may hold defaulted securities or other securities which were placed in non- accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when the collection of the interest income has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

f) Sale-buyback and Buy-saleback Transactions – A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions.

As of September 30, 2018, the Core Plus Bond Fund participated in sale-buyback transactions with an average amount borrowed of $34,115,052 and incurred interest expense of $2,077,168 with a weighted average interest rate of 1.91%.

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under buy-saleback transactions.

As of September 30, 2018, the Core Plus Bond Fund participated in buy-saleback transactions with an average amount loaned of $44,998,983 and received interest income of $1,750 with a weighted average interest rate of 1.40%.

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements ("Master Forward Agreements"), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback transactions as of period end is disclosed in each Fund's Schedule of Investments.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has established a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•
Level 2 –Fair value measurement within Level 2 should be based on all inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•
Level 3 – Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets don’t exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information
The following tables represent each Fund’s valuation inputs as presented in the Schedule of Investments.

Core Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$-	$1,827,512,732	$108,037,080	$1,935,549,812
Corporate Bonds
Basic Materials	-	200,624,036	-	200,624,036
Communications	-	298,834,559	-	298,834,559
Consumer Cyclical	-	333,380,040	4,619,220	337,999,260
Consumer Non-cyclical	-	593,697,572	-	593,697,572
Diversified	-	12,217,948	-	12,217,948
Energy	-	526,187,209	-	526,187,209
Financials	-	1,968,228,898	80,176	1,968,309,074
Industrials	-	245,616,189	-	245,616,189
Real Estate	-	2,568,598	-	2,568,598
Technology	-	183,810,561	-	183,810,561
Utilities	-	468,209,995	-	468,209,995
Government Related	-	3,404,452,302	-	3,404,452,302
Mortgage-Backed Obligations	-	5,583,610,662	20,094,886	5,603,705,548
Preferred Stocks
Financials	2,442,450	-	-	2,442,450
Short-Term Investments
Money Market Funds	799,189,310	-	-	799,189,310
U.S. Treasury Bills	-	988,603	-	988,603
Futures Contracts (1)	41,602	-	-	41,602
Total Assets	$801,673,362	$15,649,939,904	$132,831,362	$16,584,444,628
Liabilities
TBA Sales Commitments	$-	$13,640,514	$-	$13,640,514
Futures Contracts (1)	8,982,534	-	-	8,982,534
Total Liabilities	$8,982,534	$13,640,514	$-	$22,623,048

Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$-	$2,021,400,583	$77,001,257	$2,098,401,840
Bank Loans	-	339,379,717	7,612,375	346,992,092
Corporate Bonds
Basic Materials	-	115,139,396	402,483	115,541,879
Communications	-	687,631,161	-	687,631,161
Consumer, Cyclical	-	494,342,520	7,364,184	501,706,704
Consumer, Non-cyclical	-	858,420,783	2,966,520	861,387,303
Diversified	-	6,758,819	-	6,758,819
Energy	-	435,958,738	-	435,958,738
Financials	-	2,004,516,044	4,074,375	2,008,590,419
Industrials	-	330,251,810	-	330,251,810
Real Estate	-	16,043,393	-	16,043,393
Technology	-	268,014,246	-	268,014,246
Utilities	-	292,405,373	547,431	292,952,804
Government Related	-	3,720,498,474	-	3,720,498,474
Mortgage-Backed Obligations	-	3,123,761,564	46,415,340	3,170,176,904
Common Stocks
Communications	-	-	9,588	9,588
Consumer, Cyclical	3,474,576	-	-	3,474,576
Preferred Stocks
Consumer, Non-cyclical	7,456,012	-	-	7,456,012
Financials	6,591,233	-	-	6,591,233
Short-Term Investments
Banker's Acceptance	-	217,281,699	-	217,281,699
Commercial Paper	-	127,048,659	-	127,048,659
Money Market Funds	302,653,492	-	-	302,653,492
U.S. Treasury Bills	-	7,751,494	-	7,751,494
Futures Contracts (1)	2,228,022	-	-	2,228,022
Forward Foreign Currency Exchange Contracts (1)	-	10,690,306	-	10,690,306
Swap Contracts (1)	-	6,337,321	-	6,337,321
Total Assets	$322,403,335	$15,083,632,100	$146,393,553	$15,552,428,988
Liabilities
Futures Contracts (1)	$22,919,590	$-	$-	$22,919,590
Forward Foreign Currency Exchange Contracts (1)	-	14,943,933	-	14,943,933
Swap Contracts (1)	-	16,704,925	-	16,704,925
Total Liabilities	$22,919,590	$31,648,858	$-	$54,568,448

Municipal Bond Fund
	Level 1	Level 2	Level 3		Total
Assets
Municipal Bonds
Education	$-	$365,209,934	$-		$365,209,934
General Obligation	-	889,325,368	476,044		889,801,412
General Revenue	-	890,490,650	987,737		891,478,387
Healthcare	-	515,469,807	11,598,025		527,067,832
Housing	-	70,749,242	-		70,749,242
Transportation	-	541,693,618	-		541,693,618
Utilities	-	275,733,811	9,989,512		285,723,323
Short-Term Investments	61,879,673	-	-		61,879,673
Total Assets	$61,879,673	$3,548,672,430	$23,051,318		$3,633,603,421

Large Cap Growth Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$634,654,488	$-	$-		$634,654,488
Consumer Discretionary	1,070,746,401	19,052,922	-		1,089,799,323
Consumer Staples	384,890,121	-	-		384,890,121
Energy	295,012,130	-	-		295,012,130
Financials	466,555,043	-	-		466,555,043
Healthcare	970,710,550	-	-		970,710,550
Industrials	476,908,232	-	-		476,908,232
Information Technology	1,814,711,961	7,511,513	-		1,822,223,474
Materials	177,548,326	-	-		177,548,326
Real Estate	134,888,909	-	-		134,888,909
Rights
Consumer Staples	-	-	-	(2)	-
Short-Term Investments	198,673,968	-	-		198,673,968
Total Assets	$6,625,300,129	$26,564,435	$-		$6,651,864,564

Large Cap Value Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$374,124,317	$-	$-		$374,124,317
Consumer Discretionary	887,369,795	62,391,513	-		949,761,308
Consumer Staples	579,909,484	-	-		579,909,484
Energy	792,082,042	-	-		792,082,042
Financials	1,499,046,207	-	-		1,499,046,207
Healthcare	963,859,075	-	-		963,859,075
Industrials	977,613,961	-	-		977,613,961
Information Technology	819,195,213	53,316,842	-		872,512,055
Materials	492,711,920	-	-		492,711,920
Real Estate	229,880,338	-	-		229,880,338
Utilities	114,990,533	-	-		114,990,533
Short-Term Investments	322,669,360	-	-		322,669,360
Total Assets	$8,053,452,245	$115,708,355	$-		$8,169,160,600

Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$106,083,247	$-	$-		$106,083,247
Consumer Discretionary	504,606,378	-	-		504,606,378
Consumer Staples	198,104,900	-	-		198,104,900
Energy	58,167,905	-	-		58,167,905
Financials	361,558,325	-	-		361,558,325
Healthcare	774,879,925	-	-		774,879,925
Industrials	575,344,263	-	-		575,344,263
Information Technology	890,698,884	-	-		890,698,884
Materials	184,472,907	-	-		184,472,907
Real Estate	93,057,504	-	-		93,057,504
Utilities	1,543,955	-	-		1,543,955
Rights
Materials	-	-	15,475		15,475
Short-Term Investments	88,015,289	-	-		88,015,289
Total Assets	$3,836,533,482	$-	$15,475		$3,836,548,957

Small/Mid Cap Value Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$88,860,838	$-	$-		$88,860,838
Consumer Discretionary	471,431,705	-	-		471,431,705
Consumer Staples	95,626,702	-	-		95,626,702
Energy	303,638,610	-	-		303,638,610
Financials	1,106,099,813	-	-	(2)	1,106,099,813
Healthcare	198,735,313	-	-		198,735,313
Industrials	750,123,799	-	-		750,123,799
Information Technology	586,895,540	-	-		586,895,540
Materials	269,533,484	-	-		269,533,484
Real Estate	347,687,510				347,687,510
Utilities	294,278,521	-	-		294,278,521
Short-Term Investments	100,508,127	-	-		100,508,127
Total Assets	$4,613,419,962	$-	$-		$4,613,419,962

International Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$58,094,843	$589,910,600	$-	$648,005,443
Consumer Discretionary	179,560,366	894,147,658	-	1,073,708,024
Consumer Staples	155,884,045	760,364,627	-	916,248,672
Energy	73,018,257	504,800,213	-	577,818,470
Financials	141,872,471	1,387,151,902	-	1,529,024,373
Healthcare	221,638,315	757,533,415	-	979,171,730
Industrials	124,156,693	970,366,785	-	1,094,523,478
Information Technology	302,150,785	678,149,082	-	980,299,867
Materials	21,934,657	275,843,648	-	297,778,305
Real Estate	382,419	64,314,374	-	64,696,793
Utilities	-	203,768,938	-	203,768,938
Preferred Stocks
Consumer Discretionary	-	19,591,127	-	19,591,127
Consumer Staples	-	567,259	-	567,259
Healthcare	-	151,231	-	151,231
Materials	-	100,110	-	100,110
Rights
Consumer Discretionary	457	-	-	457
Short-Term Investments	275,955,278	-	-	275,955,278
Total Assets	$1,554,648,586	$7,106,760,969	$-	$8,661,409,555

(1) Derivative instruments, including futures, swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments.

(2) Includes a security valued at $0.

The Core Bond, Core Plus Bond, Municipal Bond, Large Cap Growth, Small/Mid Cap Growth and Small/Mid Cap Value Funds all held Level 3 securities at the end of the period. In the aggregate, securities classified as Level 3 in the Large Cap Growth, Small/Mid Cap Growth and Small/Mid Cap Value Funds, have been deemed immaterial.

Below is a roll forward which details the activity of securities in Level 3 during the period ended September 30, 2018:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond
Beginning Balance - June 30, 2018	$137,635,565	$52,011,620	$14,237,694
Purchases	63,546,509	93,005,589	9,500,000
Sales proceeds and paydowns	(73,033,133)	(6,627,626)	(548,730)
Transfers into Level 3	15,432,156	37,030,296	-
Transfer out of Level 3	(10,773,425)	(29,954,326)	-
Realized gains/(losses), net	2,471	(58,156)	10,223
Change in unrealized gains/(losses), net	21,219	986,156	(147,869)
Ending Balance - September 30, 2018	$132,831,362	$146,393,553	$23,051,318

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant and significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

Significant unobservable inputs used by the third-party pricing vendors and broker-dealers generally include prepayment rates, interest rates, probability of default and loss severity in the event of default. Significant increases/(decreases) in any of those inputs in isolation could result in a significantly higher/lower fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

Additionally, third-party pricing vendors and broker-dealers could use market activity related to comparable securities to supplement the inputs noted above. Usually, an increase/(decrease) in the price of a comparable bond would result in a higher/lower fair value measurement.

The following table presents information about unobservable inputs related to the Funds’ categories of Level 3 investments as of September 30, 2018:

Quantitative Information about Level 3 Fair Value Measurements*

Core Bond Fund

Investment Type	Fair Value at 9/30/18	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Corporate Bonds	$80,176	Cost Basis less illiquidity discount	Discount for lack of marketability	10%	10%
Asset-Backed Obligations	$3,958,784	Market activity	Recent transaction	$100.00	$100.00
Mortgage-Backed Obligations	$13,579,836	Market activity	Recent transaction	$100.00	$100.00

Core Plus Bond Fund

Investment Type	Fair Value at 9/30/18	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Bank Loans	$7,612,375	Market activity	Recent transaction	$99.25-$100.00	$99.51
Common Stocks	$9,588	Probability-weighted value of payment	Probability of merger	50%	50%

Municipal Bond Fund

Investment Type	Fair Value at 9/30/18	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Municipal Bonds	$9,500,000	Market activity	Recent transaction	$100.00	$100.00

* The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At September 30, 2018, the value of these securities was $115,212,566, $138,771,590, and 13,551,318, respectively for the Core Bond, Core Plus Bond, and Municipal Bond Funds, respectively. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

5. DERIVATIVE INSTRUMENTS
The Funds’ average monthly notional amount of derivatives during the period ended September 30, 2018 were as follows:

	Average Monthly Notional Amount of:*
	Purchased Futures	Sold Futures	Credit Default Swaps	Interest Rate Swaps	Total Return Swaps	Forward Foreign Currency Exchange Contracts
Core Bond Fund	$880,919,272	$(97,002,658)	$-	$-	$-	$-
Core Plus Bond Fund	2,175,986,847	(328,606,298)	186,024,000	728,333,333	509,716	1,474,561,459

* Notional amounts shown have been converted to USD.

6. RISKS
Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and statements of additional information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk – Certain Funds invest in fixed-income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Alternatively, if rates fall, the value of these investments generally increases. Current market conditions may pose heightened risks for the Funds. Recent changes in government policy, including the Federal Reserve ending its quantitative easing program and raising the federal funds rate, have increased the risk that interest rates will continue to rise in the near future. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed-income markets and result in a decline in the value of the fixed-income investments held by the Funds. The value of a fixed-income security with greater duration will be more sensitive to changes in interest rates than a similar security with shorter duration. Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates. The prices of fixed-income securities with shorter duration generally will be less affected by changes in interest rates than the prices of fixed-income securities with greater duration. For example, a five-year duration means the fixed-income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed-income securities will not affect cash income generated, but may affect the value of an investment in the Fund. Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed-income securities with similar durations.

b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Redemption Risk – A Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Because the Funds currently are available only to participants in a single asset allocation program, a reduction in the allocation of program assets to the Funds could result in one or more large redemption requests. Moreover, as a result of the requirement that a Fund satisfy redemption requests even during times of significant market or economic turmoil, a Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining. This may require a Fund to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur or the market recovers.

d) Credit Risk – There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

e) Counterparty Risk – When a Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

f) Market Risk – Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

g) Equity Risk – Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

h) Multi-Manager and Multi-Style Management Risk – Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

i) Foreign Securities Risk – The securities of foreign issuers, including ADRs and GDRs, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy.

j) Currency Risk – While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

k) Geographic Focus Risk – To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

l) High Yield Securities Risk – High yield, or “junk,” securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s credit worthiness.

m) Cybersecurity Risk – The Funds and their service providers may be susceptible to operational, information, security and related risks. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Bridge Builder Trust

By (Signature and Title)  /s/ Ryan Robson
                                            Ryan Robson, Principal Executive Officer

Date  November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Ryan Robson
                                            Ryan Robson, Principal Executive Officer

Date  November 27, 2018

By (Signature and Title)  /s/ Aaron Masek
                                           Aaron Masek, Principal Financial Officer

Date  November 27, 2018